FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

BrandywineGLOBAL-Dynamic US Large Cap Value ETF	Country	Shares	Value
Common Stocks 98.3%
Air Freight & Logistics 0.1%
CH Robinson Worldwide Inc.	United States	1,214	$111,154
Banks 7.3%
Bank OZK	United States	582	23,315
BOK Financial Corp.	United States	3,099	321,645
Comerica Inc.	United States	7,761	518,823
Commerce Bancshares Inc.	United States	2,752	187,329
Fifth Third Bancorp	United States	41,037	1,346,424
Hancock Whitney Corp.	United States	880	42,583
KeyCorp	United States	55,617	968,848
Popular Inc.	Puerto Rico	4,439	294,395
Regions Financial Corp.	United States	48,266	1,040,615
Synovus Financial Corp.	United States	8,555	321,240
Truist Financial Corp.	United States	6,522	280,642
US Bancorp	United States	15,486	675,344
Wells Fargo & Co.	United States	123,685	5,106,954
Zions Bancorp NA	United States	8,940	439,490
			11,567,647
Biotechnology 1.2%
[a] Regeneron Pharmaceuticals Inc.	United States	2,629	1,896,797
Building Products 1.0%
[a] Builders FirstSource Inc.	United States	21,002	1,362,610
Fortune Brands Innovations Inc.	United States	3,669	209,536
Masterbrand Inc.	United States	3,669	27,701
			1,599,847
Capital Markets 1.7%
Ameriprise Financial Inc.	United States	6,472	2,015,187
Blackstone Inc.	United States	8,257	612,587
			2,627,774
Chemicals 1.6%
Eastman Chemical Co.	United States	6,509	530,093
Huntsman Corp.	United States	26,904	739,322
LyondellBasell Industries NV, A	United States	12,484	1,036,547
Olin Corp.	United States	3,596	190,372
			2,496,334
Communications Equipment 4.5%
Cisco Systems Inc.	United States	149,211	7,108,412
Construction Materials 0.4%
Eagle Materials Inc.	United States	4,848	644,057
Consumer Finance 6.7%
Ally Financial Inc.	United States	18,360	448,902
American Express Co.	United States	33,239	4,911,062
Capital One Financial Corp.	United States	22,763	2,116,049
[a] Credit Acceptance Corp.	United States	744	352,954
Discover Financial Services	United States	16,278	1,592,477
OneMain Holdings Inc.	United States	3,212	106,992
SLM Corp.	United States	6,584	109,294
Synchrony Financial	United States	28,033	921,164
			10,558,894
Containers & Packaging 0.2%
International Paper Co.	United States	9,459	327,565
Distributors 1.2%
LKQ Corp.	United States	36,314	1,939,531

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Diversified Consumer Services 0.8%
Service Corp. International	United States	19,056	1,317,532
Diversified Financial Services 0.1%
Equitable Holdings Inc.	United States	4,376	125,591
Voya Financial Inc.	United States	993	61,060
			186,651
Diversified Telecommunication Services 2.7%
AT&T Inc.	United States	227,357	4,185,642
Electric Utilities 2.0%
American Electric Power Co. Inc.	United States	4,201	398,885
Duke Energy Corp.	United States	6,310	649,867
Exelon Corp.	United States	10,228	442,156
NextEra Energy Inc.	United States	12,807	1,070,665
The Southern Co.	United States	8,877	633,907
			3,195,480
Electronic Equipment, Instruments & Components 1.4%
[a] Arrow Electronics Inc.	United States	2,926	305,972
Corning Inc.	United States	22,527	719,512
Jabil Inc.	United States	18,076	1,232,783
			2,258,267
Food & Staples Retailing 4.1%
The Kroger Co.	United States	85,100	3,793,758
Walgreens Boots Alliance Inc.	United States	27,512	1,027,848
Walmart Inc.	United States	10,924	1,548,914
			6,370,520
Food Products 1.7%
Mondelez International Inc., A	United States	5,814	387,503
[a] Pilgrim’s Pride Corp.	United States	4,303	102,110
Tyson Foods Inc., A	United States	35,000	2,178,750
			2,668,363
Health Care Providers & Services 4.8%
Cigna Corp.	United States	3,000	994,020
CVS Health Corp.	United States	7,835	730,144
[a] DaVita Inc.	United States	11,704	873,938
Laboratory Corp. of America Holdings	United States	11,518	2,712,258
Quest Diagnostics Inc.	United States	14,642	2,290,594
			7,600,954
Hotels, Restaurants & Leisure 1.1%
MGM Resorts International	United States	53,287	1,786,713
Household Durables 1.9%
[a] NVR Inc.	United States	397	1,831,194
PulteGroup Inc.	United States	26,532	1,208,002
			3,039,196
Household Products 1.1%
The Procter & Gamble Co.	United States	11,283	1,710,052
Industrial Conglomerates 1.4%
3M Co.	United States	17,988	2,157,121
Insurance 13.0%
Aflac Inc.	United States	37,738	2,714,872
American Financial Group Inc.	United States	5,008	687,498
American International Group Inc.	United States	45,848	2,899,427
Axis Capital Holdings Ltd.	United States	2,665	144,363
Chubb Ltd.	United States	24,597	5,426,098
CNA Financial Corp.	United States	12,584	532,052
[a] F&G Annuities & Life Inc.	United States	1,041	20,830
Fidelity National Financial Inc.	United States	16,539	622,197
First American Financial Corp.	United States	4,959	259,554

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Hanover Insurance Group Inc.	United States	2,083	281,476
Hartford Financial Services Group Inc.	United States	19,204	1,456,239
Loews Corp.	United States	8,281	483,031
Old Republic International Corp.	United States	18,287	441,631
Principal Financial Group Inc.	United States	14,829	1,244,450
The Travelers Companies Inc.	United States	14,085	2,640,797
Unum Group	United States	6,311	258,940
W R Berkley Corp.	United States	3,856	279,830
			20,393,285
IT Services 0.3%
[a] DXC Technology Co.	United States	2,368	62,752
[a] FleetCor Technologies Inc.	United States	1,958	359,645
			422,397
Leisure Products 0.1%
Polaris Inc.	United States	2,084	210,484
Machinery 2.9%
AGCO Corp.	United States	1,251	173,501
Caterpillar Inc.	United States	17,419	4,172,896
Crane Holdings Co.	United States	2,132	214,159
			4,560,556
Media 2.5%
[a] Charter Communications Inc., A	United States	557	188,879
Nexstar Media Group Inc.	United States	4,735	828,767
Omnicom Group Inc.	United States	26,433	2,156,140
[a] The Walt Disney Co.	United States	9,187	798,166
			3,971,952
Metals & Mining 3.4%
Nucor Corp.	United States	4,760	627,416
Southern Copper Corp.	United States	78,841	4,761,208
			5,388,624
Multiline Retail 1.5%
Dillard’s Inc., A	United States	235	75,952
Macy’s Inc.	United States	7,810	161,276
Target Corp.	United States	14,345	2,137,979
			2,375,207
Multi-Utilities 0.3%
Dominion Energy Inc.	United States	6,707	411,273
Oil, Gas & Consumable Fuels 3.9%
Chevron Corp.	United States	6,831	1,226,096
ConocoPhillips	United States	8,095	955,210
Exxon Mobil Corp.	United States	12,435	1,371,581
Marathon Oil Corp.	United States	5,381	145,664
Marathon Petroleum Corp.	United States	10,290	1,197,653
Pioneer Natural Resources Co.	United States	5,518	1,260,256
			6,156,460
Paper & Forest Products 0.1%
Louisiana-Pacific Corp.	United States	2,789	165,109
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	United States	11,493	826,921
Johnson & Johnson	United States	13,935	2,461,618
Merck & Co. Inc.	United States	7,327	812,931
Pfizer Inc.	United States	30,959	1,586,339
			5,687,809
Professional Services 0.1%
ManpowerGroup Inc.	United States	1,339	111,418

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Road & Rail 2.0%
Union Pacific Corp.	United States	15,374	3,183,494
Semiconductors & Semiconductor Equipment 9.5%
Applied Materials Inc.	United States	60,974	5,937,648
Broadcom Inc.	United States	5,232	2,925,368
KLA Corp.	United States	4,524	1,705,684
Micron Technology Inc.	United States	79,595	3,978,158
Teradyne Inc.	United States	4,476	390,979
			14,937,837
Specialty Retail 5.7%
Advance Auto Parts Inc.	United States	7,326	1,077,142
[a] AutoNation Inc.	United States	7,327	786,187
Best Buy Co. Inc.	United States	5,666	454,470
Dick’s Sporting Goods Inc.	United States	7,227	869,336
Murphy USA Inc.	United States	2,826	789,980
Penske Automotive Group Inc.	United States	8,853	1,017,475
[a] Ulta Beauty Inc.	United States	6,212	2,913,863
Williams-Sonoma Inc.	United States	8,778	1,008,768
			8,917,221
Textiles, Apparel & Luxury Goods 0.4%
[a] Capri Holdings Ltd.	United States	3,942	225,955
Tapestry Inc.	United States	9,944	378,668
			604,623
Thrifts & Mortgage Finance 0.0%†
Essent Group Ltd.	United States	1,550	60,264

Total Common Stocks (Cost $143,815,685)			154,912,516

Total Investments before Short-Term Investments
(Cost $143,815,685)			154,912,516

Short-Term Investments 1.7%
Money Market Funds 1.7%
SSC Government Money Market, 4.12%	United States	2,583,153	2,583,153

Total Short-Term Investments (Cost $2,583,153)			2,583,153

Total Investments (Cost $146,398,838) 100.0%			157,495,669
Other Assets, less Liabilities 0.0%†			34,596

Net Assets 100.0%			$157,530,265

†Rounds to less than 0.1% of net assets.
aNon-income producing.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

ClearBridge Sustainable Infrastructure ETF	Industry	Shares
Common Stocks 94.1%
Australia 3.9%
Transurban Group	Transportation Infrastructure	10,632	$93,587
Brazil 4.4%
Auren Energia SA	Independent Power Producers & Energy Traders	13,496	37,652
CCR SA	Transportation Infrastructure	17,546	35,958
Neoenergia SA	Electric Utilities	11,474	33,576
			107,186
Canada 6.2%
Brookfield Renewable Corp.	Independent Power Producers & Energy Traders	1,906	52,491
[a] Hydro One Ltd., 144A	Electric Utilities	3,660	97,973
			150,464
France 3.6%
Getlink SE	Transportation Infrastructure	5,436	86,879
Italy 7.0%
Enav SpA	Transportation Infrastructure	14,342	60,614
Terna - Rete Elettrica Nazionale	Electric Utilities	14,718	108,383
			168,997
Japan 9.2%
Central Japan Railway Co.	Road & Rail	594	72,953
East Japan Railway Co.	Road & Rail	1,507	85,889
West Japan Railway Co.	Road & Rail	1,442	62,611
			221,453
Portugal 5.3%
EDP - Energias de Portugal SA	Electric Utilities	25,510	126,762
Spain 12.6%
[a] Cellnex Telecom SA, 144A	Diversified Telecommunication Services	2,052	67,715
Ferrovial SA	Construction & Engineering	2,799	73,097
Iberdrola SA	Electric Utilities	10,280	119,917
Red Electrica Corp. SA	Electric Utilities	2,486	43,141
			303,870
United Kingdom 16.2%
National Grid PLC	Multi-Utilities	7,248	86,960
Pennon Group PLC	Water Utilities	6,476	69,214
Severn Trent PLC	Water Utilities	2,268	72,324
SSE PLC	Electric Utilities	5,276	108,652
United Utilities Group PLC	Water Utilities	4,544	54,190
			391,340
United States 25.7%
American Tower Corp.	Equity Real Estate Investment Trusts (REITs)	296	62,711
American Water Works Co. Inc.	Water Utilities	514	78,344
Clearway Energy Inc., C	Independent Power Producers & Energy Traders	2,066	65,843
Crown Castle Inc.	Equity Real Estate Investment Trusts (REITs)	330	44,761
CSX Corp.	Road & Rail	2,276	70,510
Exelon Corp.	Electric Utilities	1,398	60,435
NextEra Energy Inc.	Electric Utilities	830	69,388
NextEra Energy Partners LP	Independent Power Producers & Energy Traders	830	58,175

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Public Service Enterprise Group Inc.	Multi-Utilities	1,780	109,061
			619,228
Total Investments (Cost $2,356,114) 94.1%			2,269,766
Other Assets, less Liabilities 5.9%			142,046
Net Assets 100.0%			$2,411,812

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $165,688, representing 6.9% of net assets.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin Disruptive Commerce ETF	Country	Shares
Common Stocks 98.0%
Air Freight & Logistics 1.4%
United Parcel Service Inc., B	United States	483	$83,965
[a] XPO Inc.	United States	897	29,861
			113,826
Commercial Services & Supplies 3.7%
[a] Copart Inc.	United States	5,016	305,424

Containers & Packaging 1.4%
Graphic Packaging Holding Co.	United States	1,018	22,650
Packaging Corp. of America	United States	705	90,177
			112,827
Entertainment 2.6%
[a] Netflix Inc.	United States	317	93,477
[a] ROBLOX Corp., A	United States	1,025	29,172
[a] Sea Ltd., ADR	Taiwan	1,846	96,047
			218,696
Equity Real Estate Investment Trusts (REITs) 2.1%
Prologis Inc.	United States	1,531	172,590

Food & Staples Retailing 5.0%
Costco Wholesale Corp.	United States	910	415,415

Food Products 0.4%
[a] Freshpet Inc.	United States	556	29,340

Hotels, Restaurants & Leisure 5.8%
[a] Airbnb Inc., A	United States	2,217	189,554
[a] Booking Holdings Inc.	United States	141	284,154
[a] Vacasa Inc., A	United States	5,678	7,154
			480,862
Interactive Media & Services 2.9%
Shutterstock Inc.	United States	847	44,654
Tencent Holdings Ltd.	China	2,718	116,312
[a] ZoomInfo Technologies Inc., A	United States	2,767	83,315
			244,281
Internet & Direct Marketing Retail 25.4%
[a] Alibaba Group Holding Ltd., A	China	9,962	110,087
[a] Amazon.com Inc.	United States	7,218	606,312
[a] Chewy Inc., A	United States	1,302	48,278
[a] DoorDash Inc., A	United States	5,220	254,840
eBay Inc.	United States	2,480	102,846
[a] Etsy Inc.	United States	2,927	350,596
[a] Expedia Group Inc.	United States	420	36,792
[a] Global-e Online Ltd.	Israel	2,725	56,244
JD.com Inc., ADR	China	1,621	90,987
[a] Liquidity Services Inc.	United States	2,893	40,676
[a] MercadoLibre Inc.	Brazil	323	273,335
[a] Pinduoduo Inc., ADR	China	1,333	108,706
[a] Revolve Group Inc.	United States	416	9,260
Zozo Inc.	Japan	1,042	25,745
			2,114,704
IT Services 20.5%
[a] Adyen NV, ADR	Netherlands	26,101	360,194
[a] Block Inc.	United States	1,937	121,721
[a] Dlocal Ltd.	Uruguay	3,591	55,912
[a] International Money Express Inc.	United States	1,594	38,846
Jack Henry & Associates Inc.	United States	511	89,711

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Mastercard Inc., A	United States	799	277,836
[a] PayPal Holdings Inc.	United States	478	34,043
[a] Shopify Inc., A	Canada	10,286	357,027
[a] Toast Inc., A	United States	4,281	77,187
Visa Inc., A	United States	1,390	288,786
			1,701,263
Professional Services 3.9%
[a] CoStar Group Inc.	United States	3,698	285,781
TransUnion	United States	654	37,115
			322,896
Road & Rail 5.0%
Old Dominion Freight Line Inc.	United States	355	100,742
[a] RXO Inc.	United States	897	15,429
[a] Uber Technologies Inc.	United States	12,047	297,922
			414,093
Software 8.8%
[a] Bill.com Holdings Inc.	United States	1,704	185,668
[a] Coupa Software Inc.	United States	660	52,252
[a] Descartes Systems Group Inc.	Canada	2,673	186,175
[a] Lightspeed Commerce Inc.	Canada	1,218	17,394
[a] Manhattan Associates Inc.	United States	1,450	176,030
[a] Sprout Social Inc., A	United States	743	41,950
[a] Unity Software Inc.	United States	2,460	70,331
			729,800
Specialty Retail 0.3%
[a] Petco Health & Wellness Co. Inc.	United States	3,086	29,255
Trading Companies & Distributors 8.8%
Fastenal Co.	United States	7,699	364,316
W.W. Grainger Inc.	United States	667	371,019
			735,335

Total Common Stocks (Cost $11,336,764)			8,140,607

Total Investments (Cost $11,336,764) 98.0%			8,140,607
Other Assets, less Liabilities 2.0%			168,646

Net Assets 100.0%			$8,309,253

aNon-income producing.

Abbreviations

Selected Portfolio

ADR – American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin Dynamic Municipal Bond ETF	Principal Amount*	Value
Municipal Bonds 99.8%
Alabama 5.8%
Black Belt Energy Gas District,
Gas Project, Series 2022E, VRDN, 5.00%, 5/01/53	1,000,000	$1,050,934
Refunding, VRDN, 4.00%, 6/01/51	1,240,000	1,209,310
Series 2022D-1, VRDN, 4.00%, 7/01/52	500,000	496,708
Series C-1, 5.25%, 2/01/53	1,250,000	1,303,710
County of Mobile, Gomesa Projects, 4.00%, 11/01/45	100,000	74,202
Homewood Educational Building Authority, Samford University, Refunding, Series 2019A, 4.00%,
12/01/33	100,000	101,105
Southeast Energy Authority,
Cooperative District, 5.50%, 1/01/53	500,000	529,595
Cooperative District, Series 2022B-1, VRDN, 5.00%, 5/01/53	500,000	513,494
		5,279,058
Alaska 0.3%
Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital
Foundation Obligated Group, Refunding, 4.00%, 4/01/32	100,000	101,440
Borough of Matanuska-Susitna, State of Alaska Department of Administration, Refunding,
4.00%, 9/01/30	150,000	152,586
		254,026
Arizona 2.5%
Arizona Industrial Development Authority, 4.00%, 7/01/29	250,000	248,589
Chandler Industrial Development Authority, 5.00%, 9/01/52	1,000,000	1,043,966
City of Phoenix Civic Improvement Corp., Wastewater Revenue, Series 2018A, 5.00%, 7/01/25	100,000	105,589
Glendale Industrial Development Authority, 4.00%, 5/15/31	160,000	145,377
Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student Housing
II LLC, Series A, 5.00%, 7/01/31	100,000	103,242
La Paz County Industrial Development Authority,
5.00%, 2/15/28	100,000	102,700
5.00%, 2/15/31	100,000	103,607
Sierra Vista Industrial Development Authority, Georgetown Community Development Authority,
9.00%, 10/01/37	250,000	237,425
Tempe Industrial Development Authority, Tempe Life Care Village Obligated Group, Refunding,
4.00%, 12/01/31	200,000	174,711
		2,265,206
Arkansas 0.2%
Arkansas Development Finance Authority,
Baptist Health Obligated Group, 4.00%, 12/01/34	100,000	100,790
Baptist Memorial Health Care Obligated Group, Refunding, 5.00%, 9/01/32	100,000	106,438
		207,228
California 8.2%
California Community College Financing Authority, NCCD-Napa Valley Properties LLC, Series
2022A, 4.25%, 7/01/32	500,000	472,655
California Municipal Finance Authority,
AMT, Sereis 2018A, 3.50%, 12/31/35	100,000	90,325
Biola University, Inc., Refunding, 5.00%, 10/01/29	100,000	106,398
Caritas Corp., Refunding Series 2021B, 3.00%, 8/15/31	185,000	168,034
Series 2020B, 4.00%, 9/01/30	50,000	49,843
Series 2021A, 4.00%, 9/01/30	205,000	202,892
Series 2021C, 4.00%, 9/01/31	295,000	292,735
[a] California Pollution Control Financing Authority, CalPlant I LLC, AMT, 7.50%, 7/01/32	250,000	125,000
California School Finance Authority,
Classical Academy Obligated Group, Series 2020A, 3.00%, 10/01/30	200,000	185,803
John Adams Academies Obligated Group, Series 2022A, 4.50%, 7/01/32	250,000	235,587
Summit Public Schools Obligated Group, 5.00%, 6/01/27	100,000	104,830

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

California Statewide Communities Development Authority,
Community Facilities District No 2015, 4.00%, 9/01/29	110,000	110,499
Community Facilities District No 2015-01, 5.00%, 9/01/27	65,000	67,817
Community Facilities District No 2016-02, 4.00%, 9/01/30	130,000	129,337
Community Facilities District No 2018, 4.00%, 9/01/30	150,000	148,943
Improvement Area No. 1, 4.00%, 9/01/31	200,000	197,317
Southern California Edison Co, Refunding, 1.75%, 9/01/29	1,500,000	1,239,477
Special Assessment, 4.00%, 9/02/28	250,000	248,677
Special Assessment, 4.00%, 9/02/31	100,000	98,087
Special Assessment, Series 2020B, 4.00%, 9/02/30	125,000	124,362
Special Assessment, Series 2021A, 4.00%, 9/02/31	150,000	147,237
City of Gardena, 2.066%, 4/01/26	1,000,000	910,523
County of Orange, Village of Esencia, No 2017-1, Series 2018A, 5.00%, 8/15/28	100,000	107,715
CSCDA Community Improvement Authority, Jefferson Anaheim Social Bonds, 2.875%, 8/01/41	155,000	129,047
Elsinore Valley Municipal Water District, Community Facilities District No 2020, Series 2021A,
4.00%, 9/01/27	100,000	98,367
Irvine Unified School District, Series 2020A, 5.00%, 9/01/32	250,000	268,825
Marina Redevelopment Agency Successor Agency, Series 2020A, 4.00%, 9/01/32	135,000	133,668
Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/25	100,000	104,096
Poway Unified School District, 5.00%, 9/01/32	250,000	279,721
River Islands Public Financing Authority, Community Facilities District No 2003-, 5.00%, 9/01/32	500,000	497,531
Sierra View Local Health Care District, Tulare County, Refunding, 5.00%, 7/01/30	100,000	109,145
Sulphur Springs Union School District, Community Facilities District No 2014-1, 5.00%, 9/01/31	135,000	145,861
Transbay Joint Powers Authority, Redevelopment Project Green Bond Subordinate Tax, 2.40%,
10/01/49	100,000	94,445
		7,424,799
Colorado 2.0%
Colorado Educational & Cultural Facilities Authority, Golden View Classical Academy, Refunding,
4.00%, 1/01/32	200,000	193,407
Colorado Health Facilities Authority,
5.00%, 11/01/33	200,000	218,629
Christian Living Neighborhoods Obligated Group, Refunding, 4.00%, 1/01/29	100,000	91,282
Series 2019A-1, 5.00%, 8/01/33	160,000	169,656
Denver Health & Hospital Authority, Series A, 4.00%, 12/01/37	1,000,000	879,144
Regional Transportation District, Sales Tax Revenue, Refunding, Series 2013A, 5.00%, 11/01/27	100,000	110,567
Southglenn Metropolitan District, Refunding, 5.00%, 12/01/30	100,000	99,083
Southlands Metropolitan District No 1, Refunding, Series 2017A-1, 3.50%, 12/01/27	100,000	91,915
		1,853,683
Connecticut 0.5%
Connecticut Housing Finance Authority, Refunding, Series 2016A-1, 2.875%, 11/15/30	135,000	129,072
Connecticut State Health & Educational Facilities Authority,
Series 2017I-1, 5.00%, 7/01/29	5,000	5,372
Series 2020A, 5.00%, 1/01/30	150,000	150,606
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, 4.00%, 4/01/31	200,000	185,589
		470,639
Delaware 0.1%
County of Kent, CHF-Dover LLC, 5.00%, 7/01/29	100,000	99,616
District of Columbia 0.2%
District of Columbia, 5.50%, 2/28/35	200,000	216,091
Florida 14.3%
Abbott Square Community Development District, Special Assessment, Series 2022, 5.00%,
6/15/32	200,000	197,952
Artisan Lakes East Community Development District, Special Assessment, Series 2021-2, 2.30%,
5/01/26	195,000	179,716
Astonia Community Development District, Assessment Area One Project, Special Assessment,
3.375%, 5/01/30	145,000	130,542
Avalon Groves Community Development District, Assessment Area 3, Special Assessment,
2.375%, 5/01/26	120,000	110,867
Avalon Park West Community Development District, Special Assessment, Refunding, 3.25%,
5/01/30	100,000	89,305

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Avenir Community Development District, Assessment Area 2, Special Assessment, Series 2021A,
2.75%, 5/01/31	90,000	76,234
Babcock Ranch Community Independent Special District,
Assessment Area 2C, Special Assessment, 3.00%, 5/01/30	50,000	43,525
Assessment Area 3B, Special Assessment, 3.00%, 5/01/30	145,000	126,222
Bannon Lakes Community Development District, Special Assessment, 3.00%, 5/01/31	200,000	171,071
Belmond Reserve Community Development District, Special Assessment, Series 2020, 3.25%,
5/01/30	100,000	88,817
Berry Bay Community Development District, Assessment Area 1, Special Assessment, 3.125%,
5/01/31	100,000	86,373
Black Creek Community Development District, 5.125%, 6/15/32	100,000	99,112
Capital Projects Finance Authority, University Project, Series 2020A-1, 5.00%, 10/01/32	105,000	105,393
Capital Trust Agency, Inc.,
3.00%, 7/01/31	125,000	105,774
Educational Growth Fund LLC, 3.375%, 7/01/31	100,000	88,675
Liza Jackson Preparatory School, Inc., 4.00%, 8/01/30	100,000	99,307
Lutz Preparatory School, Inc., Refunding, 4.00%, 6/01/31	200,000	201,101
WFCS Holdings II LLC, Series 2021A, 3.30%, 1/01/31	300,000	261,320
Celebration Community Development District, Assessment Area One Project, Special
Assessment, 2.25%, 5/01/26	105,000	96,611
Coddington Community Development District, Special Assessment, 5.00%, 5/01/32	275,000	274,352
Coral Keys Homes Community Development District, Special Assessment, 3.125%, 5/01/30	165,000	145,282
Cordoba Ranch Community Development District, Special Assessment, Refunding, 3.00%,
5/01/31	100,000	85,535
Cordova Palms Community Development District,
Assessment Area 1, Special Assessment, 4.80%, 5/01/27	135,000	133,746
Special Assessment, 2.80%, 5/01/31	100,000	83,987
County of Osceola, Refunding, Series 2020A-2, zero cpn., 10/01/32	150,000	93,635
Cypress Bluff Community Development District, Special Assessment, Series 2020A, 3.125%,
5/01/30	60,000	52,948
Cypress Park Estates Community Development District, Special Assessment, Series 2022,
4.375%, 5/01/27	150,000	146,413
DW Bayview Community Development District, Special Assessment, 3.00%, 5/01/32	100,000	83,935
East Bonita Beach Road Community Development District, Special Assessment, 3.00%, 5/01/32	100,000	83,935
Edgewater East Community Development District, Special Assessment, 3.10%, 5/01/31	100,000	86,582
Enbrook Community Development District, Special Assessment, 3.00%, 5/01/30	100,000	87,405
Entrada Community Development District, Special Assessment, 2.125%, 5/01/26	100,000	91,434
Epperson North Community Development District, Assessment Area 2, Special Assessment,
3.00%, 5/01/31	85,000	72,804
Florida Development Finance Corp.,
Brightline Trains Florida LLC, AMT, VRDN, 6.375%, 1/01/49	175,000	159,943
Brightline Trains Florida LLC, Refunding, VRDN, 7.25%, 7/01/57	250,000	249,307
Glenridge on Palmer Ranch Obligated Group, Refunding, 5.00%, 6/01/31	200,000	186,182
Mayflower Retirement Community, Refunding, 4.00%, 6/01/31	100,000	87,907
Shands Jacksonville Medical Center Obligated Group, Refunding, 5.00%, 2/01/38	1,400,000	1,391,301
Forest Lake Community Development District, Assessment Area 1 Project, Special Assessment,
3.25%, 5/01/30	145,000	129,671
Grand Oaks Community Development District, Special Assessment, 4.00%, 5/01/30	150,000	141,925
Hammock Reserve Community Development District, Assessment Area One Project, Special
Assessment, 3.25%, 5/01/30	100,000	88,817
Herons Glen Recreation District, Special Assessment, Refunding, 3.00%, 5/01/32	100,000	98,061
Hills of Minneola Community Development District,
South Parcel Assessment Area, Special Assessment, 2.375%, 5/01/26	75,000	69,292
South Parcel Assessment Area, Special Assessment, 3.50%, 5/01/31	100,000	88,884
Holly Hill Road East Community Development District, Assessment Area 3 Project, Special
Assessment, 4.00%, 11/01/25	65,000	64,017
Indigo Community Development District, 2021 Assessment Area, Phase A1, Special Assessment,
2.70%, 5/01/31	100,000	83,318
Kindred Community Development District II,
Special Assessment, 2.20%, 5/01/26	70,000	64,301
Special Assessment, 3.00%, 5/01/30	155,000	135,324
Kingman Gate Community Development District,
Special Assessment, 2.50%, 6/15/26	85,000	78,643
Special Assessment, 3.125%, 6/15/30	110,000	96,685

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Lakes of Sarasota Community Development District,
Special Assessment, Series 2021A-1, 3.40%, 5/01/31	135,000	119,414
Special Assessment, Series 2021B-1, 3.00%, 5/01/26	115,000	108,853
Lakewood Ranch Stewardship District,
Northeast Sector Project, Special Assessment, Refunding, 3.20%, 5/01/30	100,000	88,613
Special Assessment, 3.125%, 5/01/30	60,000	52,896
Special Assessment, 3.20%, 5/01/30	175,000	154,606
Star Farms at Lakewood Ranch Proj-Phase 1/2, Special Assessment, 2.70%, 5/01/31	100,000	83,138
Laurel Road Community Development District, Special Assessment, Series 2021A-1, 2.60%,
5/01/26	100,000	92,809
Lawson Dunes Community Development District, Special Assessment, 4.375%, 5/01/27	200,000	195,294
Magnolia Park Community Development District, Special Assessment, Refunding, 4.00%,
5/01/31	47,000	44,257
Meadow View at Twin Creeks Community Development District, Phase 4, Special Assessment,
3.00%, 5/01/31	75,000	64,152
Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Refunding,
5.00%, 7/01/28	150,000	141,535
Mirada Community Development District, Assessment Area Four, Special Assessment, 3.25%,
5/01/32	200,000	171,528
Mirada II Community Development District, Special Assessment, 3.125%, 5/01/31	100,000	86,101
North AR-1 Pasco Community Development District, Assessment Area Two, Special Assessment,
Series 2021A, 3.25%, 5/01/31	100,000	87,210
North Powerline Road Community Development District, Special Assessment, 4.75%, 5/01/27	280,000	275,262
Old Hickory Community Development District, Special Assessment, 3.00%, 6/15/30	100,000	87,100
[b] Orange County Health Facilities Authority, Presbyterian Retirement Communities, Inc. Obligated
Group, Refunding, Series 2023A, 5.00%, 8/01/32	500,000	514,464
Palm Beach County Health Facilities Authority, Jupiter Medical Center Obligated Group, 5.00%,
11/01/32	100,000	107,458
Palm Coast Park Community Development District, 4.15%, 5/01/27	200,000	196,150
Parkview at Long Lake Ranch Community Development District, Special Assessment, 3.125%,
5/01/30	100,000	88,061
Parrish Plantation Community Development District, Special Assessment, 3.125%, 5/01/31	100,000	86,973
Pine Ridge Plantation Community Development District, Subordinate Lien, Special Assessment,
Refunding, Series 2020A-2, 3.30%, 5/01/30	150,000	133,680
Preserve at South Branch Community Development District, Special Assessment, Series 2021,
3.00%, 5/01/31	100,000	85,535
Reunion East Community Development District, Special Assessment, 2.85%, 5/01/31	100,000	84,552
River Hall Community Development District,
Assessment Area 3, Special Assessment, Series 2020A, 3.25%, 5/01/31	100,000	87,210
Special Assessment, Refunding, Series 2021A-2, 3.00%, 5/01/24	30,000	29,338
Special Assessment, Refunding, Series 2021A-2, 3.00%, 5/01/25	40,000	38,460
Rivers Edge II Community Development District, Special Assessment,, 3.00%, 5/01/31	100,000	85,535
Rivers Edge III Community Development District, Special Assessment,, 2.40%, 5/01/26	100,000	92,465
Saddle Creek Preserve of Polk County Community Development District, Special Assessment,
3.00%, 6/15/30	80,000	69,953
Sanctuary Cove Community Development District, Special Assessment, 2.125%, 5/01/26	135,000	123,702
Sandmine Road Community Development District,
Assessment Area One, Special Assessment, 3.125%, 5/01/30	100,000	88,062
Assessment Area Two, Special Assessment, 2.30%, 11/01/26	45,000	40,980
Sandridge Community Development District, Special Assessment, Series 2021A1, 2.875%,
5/01/26	120,000	112,758
Sawyers Landing Community Development District, Special Assessment, 3.75%, 5/01/31	150,000	136,031
Shingle Creek at Bronson Community Development District, Special Assessment, 3.10%,
6/15/31	100,000	85,988
Six Mile Creek Community Development District, Assessment Area 2, Phase 3, Special
Assessment, 3.10%, 5/01/31	75,000	64,654
Stillwater Community Development District, 2021 Project, Special Assessment, 3.00%, 6/15/31	100,000	85,311
Summer Woods Community Development District, Assessment Area Three Project, Special
Assessment, 3.15%, 5/01/31	75,000	64,905
Sunbridge Stewardship District, Special Assessment, 4.50%, 5/01/27	235,000	233,619
Tamarindo Community Development District, Special Assessment, 3.00%, 5/01/31	100,000	85,535
Timber Creek Southwest Community Development District, Special Assessment, Series 2020,
3.00%, 6/15/30	150,000	131,135

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Tohoqua Community Development District,
Special Assessment, 2.50%, 5/01/26	140,000	129,876
Special Assessment, 2.875%, 5/01/31	100,000	84,489
Tradition Community Development District No 9, Special Assessment, 2.70%, 5/01/31	100,000	83,318
Trevesta Community Development District, Special Assessment, 3.25%, 5/01/30	100,000	88,817
V-Dana Community Development District, Assessment Area One-2021 Project, Special
Assessment, Series 2021P, 3.125%, 5/01/31	100,000	86,619
Veranda Community Development District II, Special Assessment, Refunding, 3.10%, 5/01/31	100,000	86,205
Viera Stewardship District, Village 2, Special Assessment, Series 2021, 2.80%, 5/01/31	130,000	109,183
Village Community Development District No 13, Limited Offering, Special Assessment, 3.00%,
5/01/29	100,000	89,425
West Villages Improvement District, Unit of Development No 7, Special Assessment, 3.125%,
5/01/31	100,000	86,434
Windward Community Development District, Special Assessment, Series 2020A-1, 3.65%,
5/01/30	100,000	91,237
Wiregrass II Community Development District, Assessment Area Two, Special Assessment,
4.50%, 5/01/27	225,000	220,867
		13,055,240
Georgia 4.4%
Development Authority of Rockdale County, AHPC Terraces at Fieldstone LLC, Series 2021B-S,
4.50%, 12/01/36	100,000	80,679
George L Smith II Congress Center Authority, Signia Hotel Management LLC,, 3.625%, 1/01/31	350,000	305,755
Main Street Natural Gas, Inc.,
Gas Supply Revenue, , Sereis 2022C, VRDN, 4.00%, 8/01/52	1,500,000	1,410,881
Series 2019A, 5.00%, 5/15/29	100,000	103,806
Series 2022A, VRDN, 4.00%, 9/01/52	500,000	486,604
Series 2022B, 5.00%, 12/01/52	1,500,000	1,549,365
Municipal Electric Authority of Georgia, Refunding, Series 2019A, 5.00%, 1/01/33	100,000	107,222
		4,044,312
Guam 0.2%
Guam Government Waterworks Authority, Refunding, 5.00%, 7/01/30	125,000	129,227
Illinois 15.0%
Chicago Board of Education,
Series B, 5.00%, 12/01/30	435,000	449,029
Series B, 5.00%, 12/01/31	250,000	256,501
Chicago Park District,
Refunding, Series 2018B, 5.00%, 1/01/29	770,000	816,831
Refunding, Series 2020F-2, 5.00%, 1/01/31	100,000	109,106
City of Berwyn, Refunding Series 2022B, 4.00%, 12/01/41	1,000,000	977,577
City of Chicago,
5.00%, 1/01/34	1,000,000	1,054,478
Refunding, Series 2021A, 5.00%, 1/01/33	640,000	677,248
zero cpn., 1/01/31	875,000	627,229
Illinois Finance Authority,
2018 Blue Island LLC, Series A-1, 4.25%, 12/01/28	100,000	1
Lifespace Communities, Inc. Obligated Group, Refunding, Series 2015A, 5.00%, 5/15/24	245,000	245,049
Refunding, 4.00%, 10/01/31	180,000	164,731
Refunding, Monthly, VRDN, 4.21%, 11/01/34	395,000	394,231
Metropolitan Pier & Exposition Authority,
McCormick Place Expansion, Refunding, 3.00%, 6/15/25	1,000,000	984,417
McCormick Project, Refunding, zero cpn., 6/15/28	100,000	81,052
[b] McCormick Project, zero cpn., 12/15/30	300,000	217,815
McCormick Project, zero cpn., 12/15/32	85,000	55,749
Railsplitter Tobacco Settlement Authority, 5.00%, 6/01/27	100,000	106,335
Southwestern Illinois Development Authority, Madison County Community Unit School District No
7 Edwardsville, Refunding, zero cpn., 12/01/24	245,000	228,931
State of Illinois,
3.50%, 6/01/31	980,000	908,090
5.50%, 1/01/30	670,000	712,285
5.50%, 5/01/30	175,000	186,030
Refunding, Series 2016B, 5.00%, 10/01/31	475,000	484,219
Series 2020B, 5.00%, 10/01/31	150,000	153,762
Series 2021B, 3.00%, 12/01/41	500,000	363,702

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Series A, 5.00%, 3/01/31	325,000	335,312
Series B, 5.00%, 3/01/26	1,000,000	1,027,398
State of Illinois Sales Tax Revenue,
5.00%, 6/15/30	695,000	743,562
Series A, 4.00%, 6/15/27	495,000	501,679
Series D, 4.00%, 6/15/30	625,000	628,476
Upper Illinois River Valley Development Authority, Refunding, 3.50%, 12/01/32	125,000	107,951
Village of Villa Park, Garden Station Redevelopment Area, 12/31/38	100,000	70,709
		13,669,485
Indiana 0.7%
City of Goshen, Green Oaks of Goshen LLC, 4.75%, 8/01/24	130,000	123,459
City of Jeffersonville, Vivera Senior Living of Columbus LLC, Series 2020A, 4.75%, 11/01/30	100,000	87,432
Indiana Finance Authority,
Ohio Valley Electric Corp., Series 2012C, 3.00%, 11/01/30	150,000	132,928
University of Evansville, 7.00%, 9/01/32	180,000	167,200
Indiana Housing & Community Development Authority, Vita of Marion LLC, Series 2021A, 5.00%,
4/01/31	100,000	87,567
		598,586
Iowa 0.8%
Iowa Tobacco Settlement Authority, Refunding, Series 2021B-1, 4.00%, 6/01/49	710,000	699,267
Kentucky 1.2%
County of Owen, Refunding, VRDN, Series A, 2.45%, 6/01/39	100,000	90,994
Kentucky Economic Development Finance Authority, 5.00%, 8/01/29	280,000	305,836
Kentucky Public Energy Authority, Kentucky Public Energy Authority, , Series 2022A2, Daily,
VRDN, 4.081%, 8/01/52	625,000	589,472
Louisville/Jefferson County Metropolitan Government, Refunding, 4.00%, 5/01/29	100,000	92,851
		1,079,153
Louisiana 1.7%
Lakeshore Villages Master Community Development District, 5.00%, 6/01/32	245,000	243,537
Louisiana Local Government Environmental Facilities & Community Development Authority,
3.50%, 11/01/32	1,000,000	934,870
3.90%, 11/01/44	185,000	138,424
5.00%, 7/01/29	100,000	96,403
Patriot Services Group Obligated Group, 5.25%, 10/01/32	145,000	122,030
		1,535,264
Maryland 0.6%
City of Baltimore, Harbor Point Special Taxing District, Refunding, 3.25%, 6/01/31	100,000	86,175
County of Frederick, Oakdale-Lake Linganore Development District, 3.25%, 7/01/29	140,000	127,889
Maryland Economic Development Corp., Ports America Chesapeake LLC, Refunding, Series
2017A, 5.00%, 6/01/27	100,000	105,204
Maryland Health & Higher Educational Facilities Authority,
Adventist Healthcare Obligated Group, Refunding, 4.00%, 1/01/30	145,000	145,053
Refunding, 5.00%, 6/01/30	100,000	107,374
		571,695
Massachusetts 0.3%
Massachusetts Development Finance Agency,
Foxborough Regional Charter School, Refunding, 5.00%, 7/01/27	100,000	101,428
Salem Community Corp. Obligated Group, Refunding, 5.00%, 1/01/28	200,000	196,282
		297,710
Michigan 0.7%
Grand Rapids Economic Development Corp., Refunding, 4.00%, 11/01/27	100,000	92,790
Kalamazoo Economic Development Corp., Refunding, 5.00%, 8/15/31	110,000	103,240
Michigan Finance Authority,
Lawrence Technological University Obligated Group, Refunding, 4.00%, 2/01/27	190,000	185,069
Lawrence Technological University Obligated Group, Refunding, 4.00%, 2/01/32	285,000	268,738
		649,837
Minnesota 2.2%
County of Mille Lacs, Series 2018A, 3.00%, 2/01/24	135,000	134,991
Duluth Economic Development Authority, Refunding, 4.00%, 7/01/31	125,000	115,293

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Housing & Redevelopment Authority of The City of St Paul Minnesota, Episcopal Homes
Obligated Group, Refunding, 4.00%, 11/01/33	135,000	113,720
Minnesota Higher Education Facilities Authority, University of St Thomas/Minneapolis, Series
2022B, 5.00%, 10/01/30	250,000	280,303
Minnesota Municipal Gas Agency, 3.881%, 12/01/52	1,200,000	1,157,957
Northern Municipal Power Agency, Refunding, 5.00%, 1/01/36	100,000	105,055
St Louis Park Independent School District No 283, Series 2018A, 5.00%, 2/01/25	100,000	104,698
		2,012,017
Mississippi 0.4%
Mississippi Development Bank, Magnolia Regional Health Center, Refunding, 5.00%, 10/01/31	150,000	156,807
Mississippi Home Corp.,
Patriot Services Group Obligated Group, Series 2021D-8, 3.50%, 6/01/33	100,000	82,688
Patriot Services Group Pascagoula Portfolio II Obligated Group, Series 2021A, 3.65%,
6/01/33	100,000	83,864
		323,359
Missouri 1.3%
Cape Girardeau County Industrial Development Authority, SoutheastHEALTH Obligated Group,
5.00%, 3/01/29	130,000	135,195
City of Maryland Heights, Westport Plaza Redevelopment, 3.625%, 11/01/31	80,000	70,704
Missouri Development Finance Board, City of Independence, Refunding, 5.00%, 3/01/30	930,000	975,257
		1,181,156
Montana 0.1%
Cascade County High School District A Great Falls, 5.00%, 7/01/25	100,000	105,194
Nebraska 1.1%
Central Plains Energy Project, Series 2022-1, VRDN, 5.00%, 5/01/53	1,000,000	1,028,481
Nevada 0.9%
City of Carson City, Carson Tahoe Regional Healthcare Obligated Group, 5.00%, 9/01/28	140,000	148,116
City of Las Vegas,
Special Assessment, 2.50%, 6/01/29	200,000	170,195
Special Improvement District No 611, Special Assessment, 3.50%, 6/01/31	160,000	140,240
Tahoe-Douglas Visitors Authority, 5.00%, 7/01/31	250,000	260,958
Washoe County School District, Series 2017C, 5.00%, 10/01/26	100,000	108,150
		827,659
New Hampshire 0.1%
New Hampshire Health and Education Facilities Authority Act, University System of New
Hampshire Obligated Group, Refunding, Series 2017A, 5.00%, 7/01/27	100,000	109,893
New Jersey 3.5%
Camden County Improvement Authority, Camden Prep High School Project, 5.00%, 7/15/32	250,000	259,531
New Jersey Economic Development Authority,
5.00%, 6/15/31	200,000	220,398
5.00%, 7/01/32	100,000	96,126
AMT, Refunding, VRDN, 2.20%, 10/01/39	100,000	86,003
United Airlines, Inc., 5.25%, 9/15/29	250,000	248,791
New Jersey Educational Facilities Authority, Seton Hall University, Series 2016C, 5.00%, 7/01/29	240,000	251,013
New Jersey Transportation Trust Fund Authority,
Refunding, 5.00%, 12/15/28	100,000	108,740
Refunding, Series 2021A, 5.00%, 6/15/28	265,000	286,408
Refunding, Series 2021A, 5.00%, 6/15/31	1,035,000	1,146,275
Pinelands Regional School District, 3.00%, 8/01/27	100,000	98,551
State of New Jersey, Series 2020A, 4.00%, 6/01/31	180,000	191,232
Tobacco Settlement Financing Corp., Refunding, Series 2018A, 5.00%, 6/01/30	190,000	199,675
		3,192,743
New York 7.5%
Genesee County Funding Corp., Rochester Regional Health Obligated Group, 5.00%, 12/01/29	200,000	214,164
Metropolitan Transportation Authority,
Green Bond, Series 2017C-1, 5.00%, 11/15/28	2,515,000	2,613,055
Green Bond, Series 2017C-1, 5.00%, 11/15/30	940,000	974,033
New York State Dormitory Authority, St Joseph’s College, 5.00%, 7/01/30	65,000	69,927

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

New York Transportation Development Corp.,
2.25%, 8/01/26	120,000	110,915
3.00%, 8/01/31	210,000	182,980
4.00%, 1/01/36	450,000	414,559
AMT, 5.25%, 8/01/31	90,000	90,450
AMT, Refunding, 5.00%, 12/01/30	100,000	106,517
Delta Air Lines, Inc., AMT, 4.00%, 10/01/30	350,000	338,647
Laguardia Gateway Partners LLCTerm B, AMT, 5.00%, 7/01/30	100,000	101,121
Refunding, 5.00%, 12/01/30	150,000	161,884
Port Authority of New York & New Jersey,
4.00%, 7/15/35	1,000,000	979,937
Series 230TH, 3.00%, 12/01/31	500,000	499,085
		6,857,274
North Dakota 0.1%
[a] County of Grand Forks, Red River Biorefinery LLC, AMT, 6.625%, 12/15/31	125,000	68,750
Ohio 2.6%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group,
Refunding, 4.00%, 11/15/33	150,000	144,158
Buckeye Tobacco Settlement Financing Authority,
4.00%, 6/01/39	155,000	144,523
Refunding, Series 2020A-2, Class 1, 5.00%, 6/01/28	175,000	185,083
County of Cuyahoga OH, Eliza Jennings Obligated Group, Refunding, 5.00%, 5/15/32	600,000	583,360
County of Franklin,
Nationwide Children’s Hospital, Inc., 5.00%, 11/01/28	100,000	109,363
Ohio Living Obligated Group, Refunding, 4.00%, 7/01/33	200,000	183,073
Trinity Health Corp Obligated Group, Series 2019A, 5.00%, 12/01/31	100,000	112,622
Wesley Communities Obligated Group, Refunding, 5.00%, 11/15/30	100,000	96,403
County of Hamilton, UC Health Obligated Group, 5.00%, 9/15/33	100,000	107,587
Franklin County Convention Facilities Authority, 5.00%, 12/01/30	100,000	105,987
Ohio Air Quality Development Authority, AMT, 3.75%, 1/15/28	100,000	97,800
Ohio Higher Educational Facility Commission, Cleveland Institute of Music/The, 5.00%, 12/01/32	300,000	317,433
State of Ohio, Refunding, 5.00%, 11/15/33	200,000	213,040
		2,400,432
Oregon 0.4%
Union County Hospital Facility Authority, Grande Ronde Hospital Inc Obligated Group, 5.00%,
7/01/31	340,000	362,281
Pennsylvania 1.6%
Allegheny County Higher Education Building Authority, Robert Morris University, 5.00%, 10/15/26	100,000	101,753
Allentown Neighborhood Improvement Zone Development Authority, 5.00%, 5/01/28	100,000	100,446
Bucks County Industrial Development Authority, Grand View Hospital/Sellersville PA Obligated
Group, 5.00%, 7/01/32	150,000	151,988
Franklin County Industrial Development Authority, Refunding, 5.00%, 12/01/28	100,000	94,039
Luzerne County Industrial Development Authority, Pennsylvania-American Water Co., AMT,
Refunding, VRDN, 2.45%, 12/01/39	100,000	90,187
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Series
2017A, 3.375%, 11/15/33	125,000	121,910
Philadelphia Authority for Industrial Development,
MaST Community Charter School II, 5.00%, 8/01/30	150,000	155,148
Philadelphia Electrical & Technology Charter High School, 4.00%, 6/01/31	100,000	93,396
Redevelopment Authority of the City of Philadelphia, Social Bond, Series 2021A, 2.799%,
9/01/33	500,000	406,257
Westmoreland County Industrial Development Authority, Excela Health Obligated Group,
Refunding, Series 2020A, 5.00%, 7/01/30	100,000	106,975
		1,422,099
Puerto Rico 2.6%
Commonwealth of Puerto Rico,
Series 2021A, zero cpn., 7/01/24	3,219	2,985
Series 2021A, zero cpn., 7/01/33	12,391	6,719
Series 2021A1, 4.00%, 7/01/33	359,628	312,594
Series 2021A1, 4.00%, 7/01/35	8,654	7,304
Series 2021A1, 4.00%, 7/01/37	7,428	6,096

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Series 2021A1, 4.00%, 7/01/41	10,099	7,936
Series 2021A1, 4.00%, 7/01/46	110,503	83,183
Series 2021A1, 5.625%, 7/01/27	10,626	10,839
Series 2021A1, 5.625%, 7/01/29	10,454	10,714
Series 2021A1, 5.75%, 7/01/31	10,154	10,520
VRDN, 11/01/43	45,587	20,001
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 8/20/40	335,671	281,124
HTA HRRB Custodial Trust,
5.25%, 7/01/32	200,000	200,739
5.50%, 7/01/28	155,000	159,199
5.50%, 7/01/29	250,000	256,975
Puerto Rico Electric Power Authority,
Refunding, Series 2007VV, 5.25%, 7/01/27	170,000	171,555
Refunding, Series 2007VV, 5.25%, 7/01/32	175,000	174,695
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series 2018A-1, zero cpn., 7/01/31	1,043,000	680,737
		2,403,915
South Carolina 0.6%
County of Richland, Village at Sandhill Improvement District, Special Assessment, Refunding,
3.00%, 11/01/26	100,000	90,903
Patriots Energy Group, Refunding, 4.00%, 6/01/33	100,000	101,185
South Carolina Jobs-Economic Development Authority,
AHPC Vista Towers 2021 LLC, 3.65%, 12/01/36	100,000	79,091
Columbia Portfolio Obligated Group, 6/01/37	315,000	202,416
Orchard Pk and Willowbrook Apartment, 3.65%, 12/01/36	100,000	79,336
		552,931
Tennessee 2.5%
City of Lawrenceburg, Refunding, 2.50%, 6/01/27	100,000	97,049
Cleveland Housing Authority,
Cleveland Forward Phase One LLC, 6.25%, 4/01/41	300,000	283,522
Cleveland Forward Phase Two LLC, 6.25%, 4/01/41	100,000	94,508
Metropolitan Government of Nashville & Davidson County, Refunding, 4.00%, 7/01/29	100,000	105,205
Metropolitan Nashville Airport Authority, Subordinate, AMT, Series 2019B, 5.00%, 7/01/30	100,000	108,325
Tennergy Corp., 5.50%, 10/01/53	1,500,000	1,587,828
		2,276,437
Texas 7.2%
Arlington Higher Education Finance Corp., Riverwalk Education Foundation, Inc., 4.00%, 8/15/33	100,000	102,900
City of Cedar Park, Refunding, 5.00%, 2/15/24	100,000	102,362
City of Celina,
Celina Hills Public Improvement District, Special Assessment, 4.375%, 9/01/27	100,000	97,337
Edgewood Creek Public Improvement District, Special Assessment, 3.75%, 9/01/31	180,000	153,437
Special Assessment, 3.625%, 9/01/30	125,000	110,650
Sutton Fields II Public Improvement District, Special Assessment, 2.875%, 9/01/27	100,000	88,434
The Parks at Wilson Creek Public Improvement District, Special Assessment, 3.25%, 9/01/31	110,000	96,105
Wells North Public Improvement District, Special Assessment, 3.25%, 9/01/30	180,000	156,337
City of Crandall, Special Assessment, 4.75%, 9/15/31	100,000	91,769
City of Fate,
Monterra Public Improvement District, Special Assessment, 2.75%, 8/15/26	97,000	88,110
Williamsburg East Public Improvement District, Special Assessment, 3.375%, 8/15/30	145,000	125,826
City of Garland, Refunding, 5.00%, 2/15/27	100,000	108,787
City of Horseshoe Bay, Escondido Public Improvement District, Special Assessment, Refunding,
3.00%, 10/01/30	140,000	119,596
City of Kyle,
Creeks Public Improvement District, Special Assessment, 2.75%, 9/01/26	100,000	89,133
Kyle 57 Public Improvement District, Series 2022, 4.75%, 9/01/32	133,000	128,786
Plum Creek North Public Improvement District, Special Assessment, 4.375%, 9/01/32	215,000	201,730
City of Lago Vista,
Special Assessment, Refunding, 3.125%, 9/01/30	130,000	115,714
Tessera on Lake Travis Public Improvement District, Special Assessment, Refunding, 5.00%,
9/01/30	140,000	130,599
City of Leander, Oak Creek Public Improvement District, Special Assessment, Refunding, 3.25%,
9/01/32	100,000	86,167

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

City of Liberty Hill, Summerlyn West Public Improvement District, Special Assessment, 3.125%,
9/01/30	75,000	64,321
City of Mclendon-Chisholm, Sonoma Public Improvement District, Special Assessment, 5.375%,
9/15/32	155,000	152,973
City of Pilot Point,
Creekview Public Improvement District, Special Assessment, Series 2022, 5.25%, 9/15/32	150,000	148,667
Creekview Public Improvement District, Special Assessment, Series 2022, 5.75%, 9/15/32	145,000	143,397
City of Princeton,
Special Assessment, 3.25%, 9/01/30	100,000	87,761
Winchester Public Improvement District, Special Assessment, 2.875%, 9/01/31	100,000	83,483
City of Royse City, Creekshaw Public Improvement District, Special Assessment, 3.125%,
9/15/25	150,000	142,254
City of Sachse, 6.00%, 9/15/28	100,000	100,548
City of Tomball, Raburn Reserve Public Improvement District, Special Assessment, 3.375%,
9/15/30	100,000	89,067
County of Hays, La Cima Public Improvement District, Special Assessment, 3.25%, 9/15/30	150,000	128,616
County of Medina, Woodlands Public Improvement District IA#1 Project, Special Assessment,
3.50%, 9/01/26	100,000	90,314
Ector County Hospital District, Refunding, 5.00%, 9/15/31	100,000	105,631
Matagorda County Navigation District No. 1, 5.125%, 11/01/28	1,000,000	1,071,552
New Hope Cultural Education Facilities Finance Corp.,
5.00%, 4/01/31	30,000	32,048
CHF-Collegiate Housing College Station I LLC, 5.00%, 4/01/29	100,000	99,305
Refunding, 4.00%, 1/01/29	100,000	88,422
North Parkway Municipal Management District No 1,
Legacy Hills Public Improvement District, Special Assessment, 3.625%, 9/15/31	50,000	44,069
Special Assessment, 4.25%, 9/15/31	152,000	143,721
Texas Municipal Gas Acquisition & Supply Corp. III, 5.00%, 12/15/31	1,360,000	1,411,923
Viridian Municipal Management District,
Special Assessment, 2.875%, 12/01/30	100,000	83,634
Viridian Public Improvement District, Special Assessment, 2.375%, 12/01/25	40,000	36,859
		6,542,344
U. S. Virgin Islands 0.3%
Matching Fund Special Purpose Securitization Corp., United States Virgin Islands Federal Excise
Tax, Refunding, Series 2022A, 5.00%, 10/01/30	250,000	259,950
Utah 0.9%
Military Installation Development Authority, Series 2021A-2, 4.00%, 6/01/36	250,000	210,022
Utah Charter School Finance Authority, Wallace Stegner Academy, Series 2022A, 5.25%,
6/15/32	230,000	226,132
Utah Infrastructure Agency, 5.00%, 10/15/32	250,000	258,617
Utah State Building Ownership Authority, Master Lease Program, 2.50%, 5/15/27	100,000	99,186
		793,957
Vermont 0.1%
Vermont Public Power Supply Authority, Refunding, Series 2017A, 5.00%, 7/01/28	100,000	103,973
Virginia 0.2%
Peninsula Town Center Community Development Authority, Special Assessment, Refunding,
4.50%, 9/01/28	100,000	93,752
Virginia Small Business Financing Authority, National Senior Campuses, Inc.Obligated Group,
Refunding, 5.00%, 1/01/33	100,000	107,457
		201,209
Washington 1.2%
Skagit County Public Hospital District No 1, Refunding, 5.00%, 12/01/29	100,000	104,527
Spokane County School District No 356 Central Valley, 5.00%, 12/01/26	100,000	108,879
University of Washington, Series 2016A, 5.00%, 12/01/26	100,000	108,647
Washington Health Care Facilities Authority,
3.00%, 12/01/34	125,000	112,043
5.00%, 12/01/32	250,000	271,136

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Washington State Housing Finance Commission,
eliseo Obligated Group, Series 2021A, 4.00%, 1/01/31	100,000	90,254
Madison at Rivers Edge Apartments LLC, 3.65%, 1/01/37	100,000	79,258
Presbyterian Retirement Communities Northwest Obligated Group, Series 2019A, 5.00%,
1/01/34	100,000	89,653
Spokane United Methodist Homes Obligated Group, 5.00%, 1/01/32	100,000	88,346
		1,052,743
West Virginia 0.3%
West Virginia Economic Development Authority, Appalachian Power Co., VRDN, 3.75%, 12/01/42	250,000	248,048
Wisconsin 2.4%
Public Finance Authority,
Coral Academy of Science Reno, 5.375%, 6/01/37	335,000	325,660
Duke Energy Progress LLC, Refunding, VRDN, 3.30%, 10/01/46	500,000	501,128
Friends Homes Obligated Group, Refunding, 4.00%, 9/01/29	100,000	93,796
Ocean Academy Charter School, 4.00%, 10/15/31	100,000	88,886
Refunding, 4.00%, 3/01/27	55,000	52,419
Refunding, 4.00%, 7/01/31	100,000	87,451
Refunding, 5.00%, 10/01/24	100,000	100,588
Refunding, 5.00%, 10/01/29	100,000	100,106
Refunding, 5.00%, 1/01/30	250,000	271,562
Signature Preparatory, 5.00%, 6/15/31	120,000	115,047
VRDN, 3.50%, 12/01/50	100,000	80,329
Wisconsin Center District, Series 2020C, zero cpn., 12/15/30	365,000	270,222
Wisconsin Health & Educational Facilities Authority, St John’s Communities, Inc. Obligated Group,
Series 2018A, 4.00%, 9/15/27	100,000	100,671
		2,187,865

Total Investments (Cost $96,761,466) 99.8%		90,914,832
Other Assets, less Liabilities 0.2%		206,582

Net Assets 100.0%		$91,121,414

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aDefaulted securities.
bSecurity purchased on a when-issued basis.

Abbreviations

Selected Portfolio

CSCDA – California Statewide Communities
Development Authority

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin Emerging Market Core Dividend Tilt Index ETF	Industry	Shares	Value
Common Stocks 97.4%
Brazil 4.6%
Alupar Investimento SA, UNIT	Electric Utilities	1,000	$5,349
Ambev SA	Beverages	15,500	42,627
Americanas SA	Internet & Catalog Retail	4,000	7,311
B3 SA - Brasil Bolsa Balcao	Capital Markets	11,500	28,773
Banco Bradesco SA	Banks	2,500	6,378
Banco do Brasil SA	Banks	7,000	46,046
BB Seguridade Participacoes SA	Insurance	3,500	22,347
Caixa Seguridade Participacoes S/A	Insurance	2,500	3,954
Cia Energetica de Minas Gerais	Electric Utilities	1,500	4,588
Cia Paranaense de Energia	Electric Utilities	1,500	10,935
Cia Siderurgica Nacional SA	Metals & Mining	3,000	8,267
Cosan SA	Oil, Gas & Consumable Fuels	1,000	3,243
CPFL Energia SA	Electric Utilities	1,000	6,288
Energisa SA	Electric Utilities	1,500	12,560
Engie Brasil Energia SA	Independent Power Producers & Energy Traders	1,500	10,762
Hypera SA	Pharmaceuticals	1,000	8,561
Klabin SA	Containers & Packaging	4,000	15,130
Neoenergia SA	Electric Utilities	1,000	2,926
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	12,000	63,730
Telefonica Brasil SA	Diversified Telecommunication Services	2,500	18,159
TIM SA	Wireless Telecommunication Services	4,500	10,569
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	1,000	6,567
Vale SA	Metals & Mining	10,200	171,708
Vibra Energia SA	Specialty Retail	2,500	7,363
			524,141
Chile 0.6%
Banco de Chile	Banks	216,970	22,411
Banco Santander Chile	Banks	319,800	12,744
Cencosud Shopping SA	Real Estate Management & Development	2,645	4,157
Cia Cervecerias Unidas SA	Beverages	685	4,555
Cia Sud Americana de Vapores SA	Marine	76,385	6,007
Empresas CMPC SA	Paper & Forest Products	5,620	9,340
Quinenco SA	Industrial Conglomerates	1,370	4,615
			63,829
China 28.7%
37 Interactive Entertainment Network Technology
Group Co. Ltd.	Entertainment	1,000	2,616
Agricultural Bank of China Ltd., A	Banks	67,500	28,390
Agricultural Bank of China Ltd., H	Banks	165,000	56,656
[a] Alibaba Group Holding Ltd., A	Internet & Direct Marketing Retail	20,500	226,539
Anhui Conch Cement Co. Ltd., A	Construction Materials	1,500	5,936
Anhui Conch Cement Co. Ltd., H	Construction Materials	6,670	23,330
ANTA Sports Products Ltd., A	Textiles, Apparel & Luxury Goods	1,240	16,253
AVIC Industry-Finance Holdings Co. Ltd., A	Diversified Financial Services	3,500	1,659
[a] Baidu Inc.	Interactive Media & Services	1,250	17,889
Bank of Beijing Co. Ltd., A	Banks	9,000	5,606
Bank of Changsha Co. Ltd., A	Banks	2,000	1,954
Bank of Chengdu Co. Ltd., A	Banks	1,500	3,317
Bank of China Ltd., A	Banks	23,500	10,733
Bank of China Ltd., H	Banks	290,000	105,523
Bank of Communications Co. Ltd., A	Banks	15,500	10,619
Bank of Communications Co. Ltd., H	Banks	110,000	63,280
Bank of Jiangsu Co. Ltd., A	Banks	6,000	6,322
Bank of Nanjing Co. Ltd., A	Banks	4,500	6,777
Bank of Shanghai Co. Ltd., A	Banks	6,000	5,125
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	9,500	7,675
[a] BeiGene Ltd.	Biotechnology	1,000	17,194

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Beijing Enterprises Holdings Ltd., H	Industrial Conglomerates	2,500	8,008
[b] Blue Moon Group Holdings Ltd., 144A	Household Products	7,500	5,035
BOC Hong Kong Holdings Ltd.	Banks	18,500	63,050
BOE Technology Group Co. Ltd., A	Electronic Equipment, Instruments & Components	15,000	7,328
BOE Technology Group Co. Ltd., B	Electronic Equipment, Instruments & Components	4,500	1,983
Changjiang Securities Co. Ltd., A	Capital Markets	2,500	1,926
China CITIC Bank Corp. Ltd., H	Banks	50,000	22,165
China Conch Venture Holdings Ltd.	Construction & Engineering	9,000	19,557
China Construction Bank Corp., A	Banks	2,000	1,627
China Construction Bank Corp., H	Banks	265,000	166,029
China Everbright Bank Co. Ltd., A	Banks	16,500	7,321
China Everbright Bank Co. Ltd., H	Banks	15,000	4,574
[b,c] China Feihe Ltd., 144A, Reg S	Food Products	15,000	12,761
China Hongqiao Group Ltd.	Metals & Mining	10,000	9,443
China International Marine Containers Group Co.
Ltd., A	Machinery	1,000	1,018
China International Marine Containers Group Co.
Ltd., H	Machinery	4,000	3,034
China Life Insurance Co. Ltd., H	Insurance	38,000	65,241
China Longyuan Power Group Corp. Ltd., A	Independent Power Producers & Energy Traders	3,000	3,667
China Medical System Holdings Ltd.	Pharmaceuticals	5,000	7,867
China Merchants Bank Co. Ltd., A	Banks	5,500	29,619
China Merchants Bank Co. Ltd., H	Banks	11,000	61,519
China Merchants Expressway Network &
Technology Holdings Co. Ltd., A	Transportation Infrastructure	1,500	1,685
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	6,670	9,776
[b] China Merchants Securities Co. Ltd., A, 144A	Capital Markets	3,000	2,940
China Merchants Securities Co. Ltd., A	Capital Markets	3,000	5,767
China Merchants Shekou Industrial Zone Holdings
Co. Ltd., A	Real Estate Management & Development	3,500	6,389
China Minsheng Banking Corp. Ltd., A	Banks	15,500	7,729
China Minsheng Banking Corp. Ltd., H	Banks	35,000	12,108
China National Building Material Co. Ltd., H	Construction Materials	25,000	20,532
China Overseas Land & Investment Ltd., A	Real Estate Management & Development	21,000	55,426
China Pacific Insurance Group Co. Ltd., A	Insurance	2,000	7,088
China Pacific Insurance Group Co. Ltd., H	Insurance	8,000	17,814
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	15,000	9,452
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	140,000	67,624
China Resources Cement Holdings Ltd.	Construction Materials	12,000	6,365
[b] China Resources Mixc Lifestyle Services Ltd.,
144A	Real Estate Management & Development	400	2,032
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	3,500	13,972
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	19,000	54,895
China Taiping Insurance Holdings Co. Ltd.	Insurance	6,000	7,472
[b,c] China Tower Corp. Ltd., H, 144A, Reg S	Diversified Telecommunication Services	240,000	25,830
China Vanke Co. Ltd., A	Real Estate Management & Development	3,500	9,207
China Vanke Co. Ltd., H	Real Estate Management & Development	10,000	20,244
China Yangtze Power Co. Ltd., A	Independent Power Producers & Energy Traders	9,500	28,834
Chongqing Rural Commercial Bank Co. Ltd., A	Banks	4,000	2,041
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	10,000	3,421
Chow Tai Fook Jewellery Group Ltd., A	Specialty Retail	11,000	22,437
CITIC Ltd., B	Industrial Conglomerates	35,000	36,951
Citic Pacific Special Steel Group Co. Ltd., A	Metals & Mining	1,500	3,720
COSCO SHIPPING Holdings Co. Ltd., B	Marine	17,500	17,848
Country Garden Holdings Co. Ltd.	Real Estate Management & Development	25,000	8,552
Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	2,700	6,725
[b] Dali Foods Group Co. Ltd., 144A	Food Products	12,500	5,702
Daqin Railway Co. Ltd., A	Road & Rail	6,500	6,276
Easyhome New Retail Group Co. Ltd., A	Multiline Retail	2,500	1,478
ENN Energy Holdings Ltd.	Gas Utilities	600	8,425
Far East Horizon Ltd.	Diversified Financial Services	10,000	7,816
FAW Jiefang Group Co. Ltd.	Automobiles	1,000	1,117
Focus Media Information Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	5,000	4,827
Fosun International Ltd.	Industrial Conglomerates	12,500	10,186
Foxconn Industrial Internet Co. Ltd., A	Electronic Equipment, Instruments & Components	6,000	7,961

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

[b] Fuyao Glass Industry Group Co. Ltd., 144A	Auto Components	400	1,678
Gemdale Corp., A	Real Estate Management & Development	2,000	2,957
Gree Electric Appliances Inc. of Zhuhai	Household Durables	2,500	11,678
Guangdong HEC Technology Holding Co. Ltd., A	Metals & Mining	1,500	1,884
Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	1,000	1,304
Guangzhou Yuexiu Capital Holdings Group Co.
Ltd., A	Capital Markets	2,000	1,732
Guosen Securities Co. Ltd.	Capital Markets	3,500	4,492
[b] Guotai Junan Securities Co. Ltd., 144A	Capital Markets	4,000	4,505
Guotai Junan Securities Co. Ltd., A	Capital Markets	3,000	5,893
Guoyuan Securities Co. Ltd.	Capital Markets	2,000	1,830
Haitian International Holdings Ltd.	Machinery	3,000	8,033
Henan Shuanghui Investment & Development Co.
Ltd.	Food Products	1,500	5,622
Hengan International Group Co. Ltd.	Personal Products	3,250	17,260
Hengli Petrochemical Co. Ltd., A	Chemicals	2,500	5,611
Huadian Power International Corp. Ltd., A	Independent Power Producers & Energy Traders	3,000	2,550
Huadian Power International Corp. Ltd., H	Independent Power Producers & Energy Traders	10,000	4,138
Huaibei Mining Holdings Co. Ltd., A	Metals & Mining	1,000	1,850
Huaxia Bank Co. Ltd., A	Banks	6,000	4,501
Huaxin Cement Co. Ltd., H	Construction Materials	2,000	2,229
Huaxin Cement Co. Ltd., A	Construction Materials	500	1,071
Huayu Automotive Systems Co. Ltd.	Auto Components	1,500	3,757
Industrial & Commercial Bank of China Ltd.	Banks	25,000	15,682
Industrial & Commercial Bank of China Ltd., H	Banks	230,000	118,463
Industrial Bank Co. Ltd., A	Banks	8,500	21,610
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	2,500	11,201
JA Solar Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	500	4,342
[a,b] JD Health International Inc., 144A	Internet & Catalog Retail	1,250	11,427
JD.com Inc., A	Internet & Catalog Retail	3,100	87,460
Jiangsu Expressway Co. Ltd., A	Transportation Infrastructure	500	594
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	6,000	5,481
Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	3,340	10,634
[a,b] Kuaishou Technology, B, 144A	Interactive Media & Services	3,000	27,310
LB Group Co. Ltd.	Chemicals	1,000	2,735
Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	44,000	36,136
[a] Li Auto Inc., A	Automobiles	1,500	14,760
Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	2,000	17,361
Livzon Pharmaceutical Group Inc.	Pharmaceuticals	500	2,347
Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	1,000	3,363
[b,c] Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	7,920	24,658
[a,b] Meituan, B, 144A	Internet & Catalog Retail	5,650	126,465
Midea Group Co. Ltd., A	Household Durables	2,500	18,717
Minth Group Ltd.	Auto Components	3,340	9,051
NAURA Technology Group Co. Ltd., A	Electronic Equipment, Instruments & Components	100	3,256
NetEase Inc.	Entertainment	2,817	41,326
New China Life Insurance Co. Ltd., A	Insurance	1,000	4,348
New China Life Insurance Co. Ltd., H	Insurance	4,500	11,012
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	10,000	9,122
Perfect World Co. Ltd.	Entertainment	1,000	1,838
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	110,000	50,314
PICC Property & Casualty Co. Ltd., H	Insurance	38,000	36,077
Ping An Insurance Group Co. of China Ltd., A	Insurance	2,500	16,983
Ping An Insurance Group Co. of China Ltd., H	Insurance	17,700	117,131
Poly Developments and Holdings Group Co.
Ltd., A	Real Estate Management & Development	1,000	2,187
[b] Postal Savings Bank of China Co. Ltd., 144A	Banks	40,000	24,856
Postal Savings Bank of China Co. Ltd.	Banks	14,500	9,682
Qingdao Port International Co. Ltd., A	Transportation Infrastructure	1,500	1,216
[b] Qingdao Port International Co. Ltd., H, 144A	Transportation Infrastructure	5,000	2,422
SAIC Motor Corp. Ltd.	Automobiles	5,000	10,414
Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	4,000	10,742
Shandong Hi-speed Co. Ltd., A	Transportation Infrastructure	1,000	822
Shanghai Baosight Software Co. Ltd., A	Software	500	3,238
Shanghai Baosight Software Co. Ltd., B	Software	2,500	7,737

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Shanghai Construction Group Co. Ltd., A	Construction & Engineering	4,500	1,691
Shanghai Lujiazui Finance & Trade Zone
Development Co. Ltd., A	Real Estate Management & Development	1,000	1,408
Shanghai Lujiazui Finance & Trade Zone
Development Co. Ltd., B	Real Estate Management & Development	6,500	5,252
Shanghai Pudong Development Bank Co. Ltd., A	Banks	12,000	12,626
Shanxi Coking Coal Energy Group Co. Ltd.	Oil, Gas & Consumable Fuels	2,000	3,368
Shengyi Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	1,000	2,083
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,000	22,499
[a] Shimao Group Holdings Ltd.	Real Estate Management & Development	9,000	2,348
Sichuan Chuantou Energy Co. Ltd., A	Independent Power Producers & Energy Traders	1,500	2,651
Sichuan Road and Bridge Group Co. Ltd., A	Construction & Engineering	2,000	3,214
Sinotruk Hong Kong Ltd.	Machinery	2,500	3,485
[b] Smoore International Holdings Ltd., 144A	Tobacco	5,000	7,764
[a] Sunac China Holdings Ltd.	Real Estate Management & Development	18,000	3,702
Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	1,700	20,224
TCL Technology Group Corp.	Household Durables	1,500	806
Tencent Holdings Ltd.	Interactive Media & Services	7,900	338,068
The People’s Insurance Co. Group of China
Ltd., H	Insurance	45,000	14,933
Tianshan Aluminum Group Co. Ltd., A	Machinery	2,000	2,232
Tingyi Cayman Islands Holding Corp.	Food Products	2,000	3,531
Tongwei Co. Ltd., A	Food Products	1,000	5,576
[b] Topsports International Holdings Ltd., 144A	Specialty Retail	15,000	11,896
Uni-President China Holdings Ltd.	Food Products	5,000	5,003
Want Want China Holdings Ltd.	Food Products	30,000	20,064
Western Superconducting Technologies Co.
Ltd., A	Metals & Mining	205	2,806
Wuhan Guide Infrared Co. Ltd.	Electronic Equipment, Instruments & Components	1,000	1,590
XCMG Construction Machinery Co. Ltd.	Machinery	3,500	2,565
Xiamen C & D Inc., A	Trading Companies & Distributors	1,500	2,959
Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	15,000	16,605
[a] XPeng Inc., A	Automobiles	1,000	4,914
Yankuang Energy Group Co. Ltd., A	Oil, Gas & Consumable Fuels	500	2,427
Yankuang Energy Group Co. Ltd., H	Oil, Gas & Consumable Fuels	4,000	12,197
Youngor Group Co. Ltd., A	Real Estate Management & Development	2,000	1,830
Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	1,500	7,447
Zoomlion Heavy Industry Science and Technology
Co. Ltd.	Machinery	3,500	2,752
Zoomlion Heavy Industry Science and Technology
Co. Ltd., H	Machinery	9,000	4,255
			3,260,695
Colombia 0.4%
Banco de Bogota SA	Banks	535	4,082
Bancolombia SA	Banks	1,495	13,104
Ecopetrol SA	Oil, Gas & Consumable Fuels	26,560	13,256
Grupo Energia Bogota SA ESP	Gas Utilities	12,035	4,177
Interconexion Electrica SA ESP	Electric Utilities	2,355	10,199
			44,818
Czech Republic 0.4%
CEZ A/S	Electric Utilities	835	28,409
Komercni Banka A/S	Banks	420	12,155
[b] Moneta Money Bank A/S, 144A	Banks	1,860	6,246
			46,810
Greece 0.4%
Hellenic Telecommunications Organization SA	Diversified Telecommunication Services	1,025	15,960
HELLENIQ Energy Holdings SA	Oil, Gas & Consumable Fuels	225	1,823
JUMBO SA	Specialty Retail	615	10,489
Motor Oil Hellas Corinth Refineries SA	Oil, Gas & Consumable Fuels	315	7,335
OPAP SA	Hotels, Restaurants & Leisure	945	13,343
			48,950

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Hong Kong 1.8%
Beijing Enterprises Water Group Ltd., A	Water Utilities	30,000	7,687
Bosideng International Holdings Ltd., A	Household Durables	20,000	9,507
China Everbright Environment Group Ltd., B	Commercial Services & Supplies	20,000	8,943
China Gas Holdings Ltd., A	Gas Utilities	16,000	23,288
China Resources Gas Group Ltd., A	Gas Utilities	4,500	16,893
China Resources Land Ltd., H	Real Estate Management & Development	15,000	68,706
Geely Automobile Holdings Ltd.	Automobiles	11,000	16,067
Guangdong Investment Ltd.	Water Utilities	15,000	15,356
Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	5,000	5,497
Orient Overseas International Ltd.	Marine	750	13,549
Xinyi Glass Holdings Ltd.	Auto Components	13,000	24,218
			209,711
Hungary 0.4%
MOL Hungarian Oil & Gas PLC	Oil, Gas & Consumable Fuels	2,900	20,111
OTP Bank Nyrt	Banks	1,020	27,483
			47,594
India 12.2%
ACC Ltd.	Construction Materials	425	12,543
[a] Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	300	7,005
Ambuja Cements Ltd.	Construction Materials	2,535	16,059
Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	320	17,319
Asian Paints Ltd.	Chemicals	315	11,757
Aurobindo Pharma Ltd.	Pharmaceuticals	1,540	8,159
Bajaj Auto Ltd.	Automobiles	385	16,828
Bajaj Holdings & Investment Ltd.	Diversified Financial Services	120	8,328
Bharat Forge Ltd.	Auto Components	665	7,072
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	5,225	20,873
Britannia Industries Ltd.	Food Products	260	13,537
Coal India Ltd.	Oil, Gas & Consumable Fuels	11,025	29,991
Colgate-Palmolive India Ltd.	Personal Products	710	13,185
Dr Reddy’s Laboratories Ltd.	Pharmaceuticals	425	21,769
Embassy Office Parks REIT	Equity Real Estate Investment Trusts (REITs)	3,305	13,425
GAIL India Ltd.	Gas Utilities	14,430	16,753
HCL Technologies Ltd.	IT Services	5,815	73,051
[b] HDFC Asset Management Co. Ltd., 144A	Capital Markets	175	4,615
HDFC Bank Ltd.	Banks	4,540	89,349
Hero MotoCorp Ltd.	Automobiles	750	24,829
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,415	9,707
Hindustan Unilever Ltd.	Household Products	2,190	67,795
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	1,925	61,373
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	19,705	18,221
Indus Towers Ltd.	Diversified Telecommunication Services	4,590	10,567
Info Edge India Ltd.	Interactive Media & Services	210	9,981
Infosys Ltd.	IT Services	9,515	173,462
ITC Ltd.	Tobacco	16,005	64,142
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	1,465	7,334
[b,c] LTIMindtree Ltd., 144A, Reg S	IT Services	165	8,707
Mahindra & Mahindra Ltd.	Automobiles	135	2,038
Maruti Suzuki India Ltd.	Automobiles	135	13,698
Mphasis Ltd.	IT Services	415	9,896
Muthoot Finance Ltd.	Consumer Finance	320	4,112
Nestle India Ltd.	Food Products	115	27,254
NMDC Ltd.	Metals & Mining	5,795	8,619
NMDC Steel Ltd.	Metals & Mining	5,952	2,666
NTPC Ltd.	Independent Power Producers & Energy Traders	25,700	51,708
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	20,680	36,683
Oracle Financial Services Software Ltd.	Software	130	4,751
Piramal Enterprises Ltd.	Pharmaceuticals	595	5,958
Power Finance Corp. Ltd.	Diversified Financial Services	5,800	9,896
Power Grid Corp. of India Ltd.	Electric Utilities	18,845	48,679
REC Ltd.	Diversified Financial Services	6,405	9,019
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	3,025	93,138

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Shriram Transport Finance Co. Ltd.	Consumer Finance	215	3,578
Steel Authority of India Ltd.	Metals & Mining	7,635	7,628
Tata Consultancy Services Ltd.	IT Services	1,510	59,442
Tata Consumer Products Ltd.	Food Products	890	8,251
Tata Steel Ltd.	Metals & Mining	41,595	56,638
Tech Mahindra Ltd.	IT Services	590	7,249
Tube Investments of India Ltd.	Auto Components	80	2,684
TVS Motor Co. Ltd.	Automobiles	1,230	16,137
Varun Beverages Ltd.	Beverages	185	2,957
Vedanta Ltd.	Metals & Mining	6,030	22,479
[a] Zomato Ltd.	Internet & Catalog Retail	11,660	8,358
			1,381,252
Indonesia 1.7%
Adaro Energy Indonesia Tbk PT, B	Oil, Gas & Consumable Fuels	76,500	18,919
Astra International Tbk PT, H	Automobiles	113,500	41,558
Bank Mandiri Persero Tbk PT, A	Banks	6,000	3,825
Bank Rakyat Indonesia Persero Tbk PT, A	Banks	98,500	31,257
Bayan Resources Tbk PT	Oil, Gas & Consumable Fuels	26,000	35,073
Bukit Asam Tbk PT, A	Oil, Gas & Consumable Fuels	21,500	5,096
Indocement Tunggal Prakarsa Tbk PT	Construction Materials	10,000	6,359
Indofood Sukses Makmur Tbk PT	Food Products	21,000	9,072
Telkom Indonesia Persero Tbk PT, B	Diversified Telecommunication Services	59,500	14,333
Unilever Indonesia Tbk PT	Household Products	31,000	9,359
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	9,000	15,075
			189,926
Kuwait 0.2%
Mobile Telecommunications Co. KSCP	Wireless Telecommunication Services	11,170	20,548
Malaysia 2.9%
CIMB Group Holdings Bhd, A	Banks	38,500	50,693
DiGi.Com Bhd	Wireless Telecommunication Services	9,500	8,627
HAP Seng Consolidated Bhd	Industrial Conglomerates	3,500	5,085
Hartalega Holdings Bhd	Health Care Equipment & Supplies	9,000	3,473
IOI Corp. Bhd	Food Products	14,500	13,332
Kuala Lumpur Kepong Bhd	Food Products	3,000	15,228
Malayan Banking Bhd	Banks	37,000	73,076
Maxis Bhd	Wireless Telecommunication Services	12,000	10,461
MISC Bhd	Marine	7,000	11,918
Petronas Chemicals Group Bhd	Chemicals	15,500	30,261
Petronas Gas Bhd	Gas Utilities	4,000	15,546
RHB Bank Bhd	Banks	20,000	26,288
Sime Darby Bhd	Industrial Conglomerates	16,500	8,615
Sime Darby Plantation Bhd	Food Products	17,500	18,473
Tenaga Nasional Bhd	Electric Utilities	15,500	33,885
Westports Holdings Bhd	Transportation Infrastructure	4,500	3,882
			328,843
Mexico 2.5%
America Movil SAB de CV	Wireless Telecommunication Services	39,410	35,755
Arca Continental SAB de CV	Beverages	2,505	20,341
Coca-Cola Femsa SAB de CV	Beverages	2,850	19,281
Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs)	15,060	17,744
[b] GMexico Transportes SAB de CV, 144A	Road & Rail	2,495	4,850
Gruma SAB de CV	Food Products	970	12,979
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	1,955	28,005
Grupo Aeroportuario del Sureste SAB de CV	Transportation Infrastructure	980	22,864
Grupo Financiero Banorte SAB de CV	Banks	6,005	43,113
Grupo Mexico SAB de CV, B	Metals & Mining	15,535	54,536
Kimberly-Clark de Mexico SAB de CV, A	Household Products	7,760	13,169
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	1,730	6,089
			278,726
Pakistan 0.0%†
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	2,940	1,035

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Philippines 0.3%
Aboitiz Power Corp., A	Independent Power Producers & Energy Traders	7,500	4,582
Globe Telecom Inc.	Wireless Telecommunication Services	190	7,433
Manila Electric Co.	Electric Utilities	1,450	7,775
PLDT Inc.	Wireless Telecommunication Services	450	10,635
San Miguel Food and Beverage Inc.	Food Products	3,500	2,430
			32,855
Russia 0.0%†
[a,d] Alrosa PJSC	Metals & Mining	54,971	—
[a,d] Gazprom PJSC	Oil, Gas & Consumable Fuels	44,709	—
[a,d] Inter RAO UES PJSC	Electric Utilities	811,741	—
[d] LUKOIL PJSC	Oil, Gas & Consumable Fuels	2,268	—
[d] MMC Norilsk Nickel PJSC	Metals & Mining	693	—
[a,d] Moscow Exchange MICEX-RTS PJSC	Capital Markets	21,224	—
[a,d] Novolipetsk Steel PJSC	Metals & Mining	35,119	—
[d] PhosAgro PJSC	Chemicals	1,073	—
[d] PhosAgro PJSC	Chemicals	21	—
[d] PhosAgro PJSC	Chemicals	1	—
[a,d] Polymetal International PLC	Metals & Mining	7,294	—
[a,d] Polyus PJSC	Metals & Mining	756	—
[d] Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	20,055	—
[d] Severstal PAO	Metals & Mining	6,090	—
[d] Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	132,846	—
[d] Tatneft PJSC	Oil, Gas & Consumable Fuels	29,792	—
[a,d] TCS Group Holding PLC, GDR	Banks	1,778	—
[a,d] United Co. RUSAL International PJSC	Metals & Mining	24,749	—
			—
Saudi Arabia 3.8%
Advanced Petrochemical Co.	Chemicals	720	8,143
Bank Al-Jazira	Banks	2,245	11,398
Banque Saudi Fransi	Banks	1,800	19,447
Dr Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services	265	15,556
Jarir Marketing Co.	Specialty Retail	320	12,773
SABIC Agri-Nutrients Co.	Chemicals	1,120	43,572
Sahara International Petrochemical Co.	Chemicals	1,950	17,616
Saudi Basic Industries Corp.	Chemicals	4,240	100,866
Saudi Industrial Investment Group	Chemicals	1,880	10,996
Saudi Investment Bank	Banks	2,650	12,228
Saudi National Bank	Banks	5,630	75,656
Saudi Telecom Co.	Diversified Telecommunication Services	9,190	89,503
Yanbu National Petrochemical Co.	Chemicals	1,520	16,826
			434,580
South Africa 5.5%
Absa Group Ltd.	Banks	4,805	54,757
African Rainbow Minerals Ltd.	Metals & Mining	570	9,648
Anglo American Platinum Ltd.	Metals & Mining	220	18,423
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	1,280	16,348
FirstRand Ltd.	Diversified Financial Services	26,590	97,077
Gold Fields Ltd.	Metals & Mining	2,290	23,708
Growthpoint Properties Ltd.	Equity Real Estate Investment Trusts (REITs)	19,460	16,629
Impala Platinum Holdings Ltd.	Metals & Mining	4,495	56,307
Kumba Iron Ore Ltd.	Metals & Mining	275	7,957
Mr Price Group Ltd.	Specialty Retail	1,380	12,891
MultiChoice Group	Media	2,370	16,330
Naspers Ltd., N	Internet & Direct Marketing Retail	305	50,627
Nedbank Group Ltd.	Banks	2,775	34,670
Old Mutual Ltd.	Insurance	26,405	16,233
Pick ’N Pay Stores Ltd.	Food & Staples Retailing	1,905	6,358
Sanlam Ltd.	Insurance	10,895	31,196
Santam Ltd.	Insurance	240	3,617
Sibanye Stillwater Ltd.	Metals & Mining	13,900	36,533
SPAR Group Ltd.	Food & Staples Retailing	1,075	7,171

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Standard Bank Group Ltd.	Banks	7,530	74,256
Tiger Brands Ltd.	Food Products	855	10,553
Vodacom Group Ltd.	Wireless Telecommunication Services	3,785	27,295
			628,584
South Korea 9.0%
BNK Financial Group Inc., H	Banks	1,620	8,327
Cheil Worldwide Inc., A	Media	350	6,380
DB Insurance Co. Ltd., A	Insurance	270	13,943
Dongsuh Companies Inc., A	Food & Staples Retailing	285	4,553
GS Retail Co. Ltd.	Food & Staples Retailing	205	4,564
Hana Financial Group Inc.	Banks	1,555	51,710
Hanon Systems	Auto Components	815	5,214
HD Hyundai Co. Ltd.	Machinery	245	11,063
[a] Industrial Bank of Korea	Banks	1,435	11,144
[a] Kakao Corp.	Interactive Media & Services	465	19,527
[a] Kakao Games Corp.	Entertainment	115	4,061
[a] KakaoBank Corp.	Banks	90	1,730
KB Financial Group Inc.	Banks	2,135	81,888
Kia Corp.	Automobiles	1,115	52,289
Korea Gas Corp.	Gas Utilities	150	4,294
Korea Investment Holdings Co. Ltd.	Capital Markets	220	9,273
[a] KT Corp.	Diversified Telecommunication Services	665	17,775
KT&G Corp.	Tobacco	585	42,331
Kumho Petrochemical Co. Ltd.	Chemicals	100	9,964
LG Chem Ltd.	Chemicals	40	18,980
LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	1,265	12,455
LG Uplus Corp.	Diversified Telecommunication Services	1,145	10,006
NAVER Corp.	Interactive Media & Services	60	8,422
NH Investment & Securities Co. Ltd.	Capital Markets	800	5,548
POSCO Holdings Inc.	Metals & Mining	10	2,187
S-1 Corp.	Commercial Services & Supplies	100	4,690
Samsung Card Co. Ltd.	Consumer Finance	120	2,804
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	7,360	321,873
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	170	26,888
[a] Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	30	14,021
Samsung Securities Co. Ltd.	Capital Markets	345	8,581
SD Biosensor Inc.	Health Care Equipment & Supplies	230	5,484
Shinhan Financial Group Co. Ltd.	Banks	2,765	76,970
[a] SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	155	8,838
[a] SK Bioscience Co. Ltd.	Biotechnology	10	581
SK Hynix Inc.	Semiconductors & Semiconductor Equipment	1,105	65,540
SK Telecom Co. Ltd.	Wireless Telecommunication Services	565	21,179
S-Oil Corp.	Oil, Gas & Consumable Fuels	140	9,234
SSANGYONG C&E Co. Ltd.	Construction Materials	570	2,596
Woori Financial Group Inc.	Banks	3,550	32,426
			1,019,333
Taiwan 17.8%
Acer Inc., H	Technology Hardware, Storage & Peripherals	15,000	11,493
ASE Technology Holding Co. Ltd., A	Semiconductors & Semiconductor Equipment	18,000	54,992
Asia Cement Corp.	Construction Materials	15,000	20,009
Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	3,850	33,633
AUO Corp., H	Electronic Equipment, Instruments & Components	40,200	19,619
Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	4,170	22,929
Cathay Financial Holding Co. Ltd., A	Insurance	48,376	62,958
Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	3,340	9,378
China Development Financial Holding Corp., A	Banks	95,000	38,945
China Steel Corp., A	Metals & Mining	65,000	63,022
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	6,000	22,059
Compal Electronics Inc., H	Technology Hardware, Storage & Peripherals	20,000	14,999
CTBC Financial Holding Co. Ltd., A	Banks	105,000	75,499
Evergreen Marine Corp. Taiwan Ltd.	Marine	6,000	31,820
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	9,000	19,297
Formosa Chemicals & Fibre Corp.	Chemicals	22,400	51,380

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Formosa Plastics Corp.	Chemicals	24,000	67,778
Fubon Financial Holding Co. Ltd.	Insurance	9,500	17,402
Giant Manufacturing Co. Ltd.	Leisure Products	1,000	6,523
Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	1,150	15,995
Highwealth Construction Corp.	Real Estate Management & Development	7,000	9,178
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	27,200	88,409
Innolux Corp.	Electronic Equipment, Instruments & Components	50,730	18,238
Inventec Corp.	Technology Hardware, Storage & Peripherals	15,000	12,811
Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	11,700	24,287
Macronix International Co. Ltd.	Semiconductors & Semiconductor Equipment	10,000	10,981
MediaTek Inc.	Semiconductors & Semiconductor Equipment	5,340	108,588
Merida Industry Co. Ltd.	Leisure Products	1,000	5,433
Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	3,400	13,219
Nan Ya Plastics Corp.	Chemicals	30,840	71,241
Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	600	4,431
Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	6,670	11,111
Nien Made Enterprise Co. Ltd.	Household Durables	950	9,103
Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	3,000	30,795
Pegatron Corp.	Technology Hardware, Storage & Peripherals	10,000	20,660
Phison Electronics Corp.	Semiconductors & Semiconductor Equipment	1,000	10,249
Powerchip Semiconductor Manufacturing Corp.	Semiconductors & Semiconductor Equipment	15,000	15,544
Powertech Technology Inc.	Semiconductors & Semiconductor Equipment	3,000	7,730
Quanta Computer Inc.	Technology Hardware, Storage & Peripherals	15,000	35,285
Radiant Opto-Electronics Corp.	Semiconductors & Semiconductor Equipment	3,000	10,249
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	2,667	24,383
Ruentex Industries Ltd.	Textiles, Apparel & Luxury Goods	3,000	6,344
Simplo Technology Co. Ltd.	Electronic Equipment, Instruments & Components	1,000	9,273
Sino-American Silicon Products Inc.	Semiconductors & Semiconductor Equipment	3,340	15,159
Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	7,500	14,446
Taiwan Fertilizer Co. Ltd.	Chemicals	5,000	8,703
Taiwan Glass Industry Corp.	Building Products	5,000	3,457
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	9,000	27,730
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	33,700	491,759
Teco Electric and Machinery Co. Ltd.	Electrical Equipment	10,000	8,964
Tripod Technology Corp.	Electronic Equipment, Instruments & Components	3,000	9,175
United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	63,000	83,425
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	5,000	12,608
Wan Hai Lines Ltd.	Marine	8,200	21,370
Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	1,500	6,662
Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	15,000	9,566
Wistron Corp.	Technology Hardware, Storage & Peripherals	15,000	14,348
WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	8,000	12,520
Yang Ming Marine Transport Corp.	Marine	10,000	21,311
Yuanta Financial Holding Co. Ltd.	Capital Markets	65,520	46,259
			2,024,734
Thailand 1.5%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	5,800	32,655
BTS Group Holdings PCL, A, NVDR	Road & Rail	35,500	8,610
Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	5,900	13,159
IRPC PCL, NVDR	Oil, Gas & Consumable Fuels	47,000	4,098
Land & Houses PCL, NVDR	Real Estate Management & Development	20,500	5,860
Osotspa PCL, NVDR	Beverages	8,400	6,852
PTT Global Chemical PCL, NVDR	Chemicals	9,000	12,278
PTT PCL, NVDR	Oil, Gas & Consumable Fuels	46,500	44,641
Ratch Group PCL, NVDR	Independent Power Producers & Energy Traders	2,000	2,469
Ratch Group PCL	Independent Power Producers & Energy Traders	1,000	1,234
Srisawad Corp. PCL, NVDR	Consumer Finance	3,500	4,926
Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	5,000	8,120
Thai Union Group PCL, NVDR	Food Products	11,500	5,611
The Siam Cement PCL, NVDR	Construction Materials	1,500	14,812
Tisco Financial Group PCL, NVDR	Banks	2,000	5,731
Total Access Communication PCL, NVDR	Wireless Telecommunication Services	3,500	4,724
			175,780

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Turkey 0.5%
Arcelik A/S	Household Durables	480	2,877
Enka Insaat ve Sanayi A/S	Industrial Conglomerates	8,015	14,189
Eregli Demir ve Celik Fabrikalari TAS	Metals & Mining	7,725	17,027
Ford Otomotiv Sanayi A/S	Automobiles	415	11,628
Tofas Turk Otomobil Fabrikasi A/S	Automobiles	635	5,621
Turk Telekomunikasyon A/S	Diversified Telecommunication Services	3,140	4,120
			55,462
United Arab Emirates 2.0%
Abu Dhabi Commercial Bank PJSC	Banks	15,300	37,493
Abu Dhabi Islamic Bank PJSC	Banks	7,610	18,877
Abu Dhabi National Oil Co. for Distribution PJSC	Specialty Retail	15,780	18,948
Aldar Properties PJSC	Real Estate Management & Development	6,795	8,196
Dubai Islamic Bank PJSC	Banks	15,460	23,994
Emirates NBD Bank PJSC	Banks	7,235	25,610
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	5,590	34,794
[a] International Holding Co. PJSC	Industrial Conglomerates	525	58,609
			226,521
United States 0.2%
JBS SA	Food Products	3,500	14,577
Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	385	9,683
			24,260

Total Common Stocks (Cost $12,691,958)			11,068,987

Preferred Stocks 2.3%
Brazil 1.3%
[e] Banco Bradesco SA, 4.052%, pfd.	Banks	8,500	24,390
[e] Braskem SA, 7.138%, pfd., A	Chemicals	1,000	4,500
[e] Cia Energetica de Minas Gerais, 12.217%, pfd.	Electric Utilities	8,001	16,882
[e] Gerdau SA, 17.194%, pfd.	Metals & Mining	5,500	30,595
[e] Petroleo Brasileiro SA, 42.90%, pfd.	Oil, Gas & Consumable Fuels	15,000	69,606
			145,973
Chile 0.4%
[e] Sociedad Quimica y Minera de Chile SA, 0.011%,
pfd., B	Chemicals	560	45,092
Colombia 0.2%
[e] Bancolombia SA, 9.299%, pfd.	Banks	2,465	17,056
[e] Grupo Aval Acciones y Valores SA, 2.943%, pfd.	Banks	21,875	2,571
			19,627
Russia 0.0%†
[d,e] Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	162,582	—

South Korea 0.4%
[e] Kumho Petrochemical Co. Ltd., 12.407%, pfd.	Chemicals	15	961
[e] LG Chem Ltd., 4.342%, pfd.	Chemicals	5	1,097
[e] Samsung Electronics Co. Ltd., 2,145%, pfd.	Technology Hardware, Storage & Peripherals	1,185	47,325

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

[e] Samsung Fire & Marine Insurance Co. Ltd.,
7.846%, pfd.	Insurance	15	1,815
			51,198

Total Preferred Stocks (Cost $368,218)			261,890

Total Investments (Cost $13,060,176) 99.7%			11,330,877
Other Assets, less Liabilities 0.3%			37,391

Net Assets 100.0%			$11,368,268

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $321,699, representing 2.8% of net assets.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the value of was $71,956, representing 0.6% of net assets.
[d]Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
[e]Variable rate security. The rate shown represents the yield at period end.

At December 31, 2022, the Fund had the following futures contracts outstanding.
Futures Contracts
Value/Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI Emerging Markets Index			Long	1	$47,970	3/17/23	$(562)
*As of period end.

Abbreviations

Selected Portfolio

GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
REIT	–	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin Exponential Data ETF	Country	Shares	Value
Common Stocks 98.8%
Capital Markets 7.2%
FactSet Research Systems Inc.	United States	114	$45,738
Moody’s Corp.	United States	50	13,931
MSCI Inc.	United States	112	52,099
S&P Global Inc.	United States	147	49,236
			161,004
Communications Equipment 2.4%
[a] Arista Networks Inc.	United States	445	54,001
Electronic Equipment, Instruments & Components 2.3%
[a] Keysight Technologies Inc.	United States	309	52,861
Equity Real Estate Investment Trusts (REITs) 12.6%
Crown Castle Inc.	United States	624	84,639
Equinix Inc.	United States	164	107,425
SBA Communications Corp.	United States	325	91,101
			283,165
Health Care Equipment & Supplies 1.6%
[a] Dexcom Inc.	United States	316	35,784
Interactive Media & Services 6.4%
[a] Alphabet Inc., A	United States	1,012	89,289
[a] ZoomInfo Technologies Inc., A	United States	1,814	54,619
			143,908
IT Services 16.1%
Accenture PLC, A	United States	187	49,899
[a] Endava PLC	United Kingdom	158	12,087
[a] EPAM Systems Inc.	United States	31	10,160
[a] Gartner Inc.	United States	170	57,144
[a] Globant SA	United States	59	9,921
[a] MongoDB Inc.	United States	572	112,592
[a] Snowflake Inc., A	United States	688	98,756
[a] Thoughtworks Holding Inc.	United States	996	10,149
			360,708
Professional Services 0.5%
TransUnion	United States	189	10,726

Software 46.1%
[a] Cloudflare Inc., A	United States	1,746	78,937
[a] Confluent Inc., A	United States	998	22,195
[a] Crowdstrike Holdings Inc., A	United States	589	62,016
[a] Datadog Inc., A	United States	1,399	102,826
[a] Fair Isaac Corp.	United States	110	65,844
[a] Fortinet Inc.	United States	1,016	49,672
[a] Gitlab Inc., A	United States	1,322	60,072
[a] HubSpot Inc.	United States	86	24,865
Microsoft Corp.	United States	628	150,607
[a] Monday.com Ltd.	United States	379	46,238
[a] Palo Alto Networks Inc.	United States	580	80,933
[a] Qualtrics International Inc.	United States	1,139	11,823
[a] Salesforce Inc.	United States	168	22,275
[a] SentinelOne Inc., A	United States	1,927	28,115
[a] ServiceNow Inc.	United States	239	92,796
[a] Sprinklr Inc.	United States	1,235	10,090
[a] Sprout Social Inc., A	United States	215	12,139
[a] The Trade Desk Inc., A	United States	820	36,761
Trend Micro Inc.	Japan	909	42,300

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

[a] Zscaler Inc.	United States	302	33,794
			1,034,298
Wireless Telecommunication Services 3.6%
[a] T-Mobile US Inc.	United States	578	80,920
Total Common Stocks (Cost $2,831,477)			2,217,375
Total Investments before Short-Term Investments
(Cost $2,831,477)			2,217,375

Short-Term Investments 1.1%
Money Market Funds 1.1%
[b,c] Institutional Fiduciary Trust Portfolio, 3.84%	United States	25,336	25,336
Total Short-Term Investments (Cost $25,336)			25,336
Total Investments (Cost $2,856,813) 99.9%			2,242,711
Other Assets, less Liabilities 0.1%			1,179
Net Assets 100.0%			$2,243,890

aNon-income producing.
bThe rate shown is the annualized seven-day effective yield at period end.
cSee Note 3(d) regarding investments in affiliated management investment companies.

Selected Portfolio

REIT	–	Real Estate Investment Trust
SBA	–	Small Business Administration

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin FTSE Asia ex Japan ETF	Industry	Shares
Common Stocks 99.4%
Cambodia 0.0%†
[a] NagaCorp Ltd.	Hotels, Restaurants & Leisure	8,075	$7,118
China 34.8%
360 DigiTech Inc.	Consumer Finance	634	12,908
360 Security Technology Inc., A	Software	2,500	2,363
[b] 3SBio Inc., A, 144A	Biotechnology	7,000	7,444
[a] AAC Technologies Holdings Inc., H	Electronic Equipment, Instruments & Components	3,500	8,000
ADAMA Ltd.	Chemicals	400	523
Addsino Co. Ltd., A	Communications Equipment	700	950
[a] Advanced Micro-Fabrication Equipment Inc.
China, A	Semiconductors & Semiconductor Equipment	175	2,479
AECC Aero-Engine Control Co. Ltd., A	Aerospace & Defense	400	1,482
AECC Aviation Power Co. Ltd., A	Aerospace & Defense	900	5,500
[a] Agile Group Holdings Ltd.	Real Estate Management & Development	8,000	2,368
Agricultural Bank of China Ltd., A	Banks	33,300	14,006
Agricultural Bank of China Ltd., H	Banks	147,000	50,476
Aier Eye Hospital Group Co. Ltd., A	Health Care Providers & Services	2,504	11,245
[a] Air China Ltd., A	Airlines	2,100	3,217
[a] Air China Ltd., H	Airlines	8,000	7,124
Airtac International Group, A	Machinery	770	23,324
[a,b] Akeso Inc., 144A	Biotechnology	2,000	11,019
[a] Alibaba Group Holding Ltd., A	Internet & Direct Marketing Retail	72,700	803,384
[b] A-Living Smart City Services Co. Ltd., H, 144A	Commercial Services & Supplies	3,500	4,220
All Winner Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	400	1,177
[a] Alpha Group, A	Leisure Products	400	269
Aluminum Corp. of China Ltd., A	Metals & Mining	4,200	2,713
Aluminum Corp. of China Ltd., H	Metals & Mining	20,000	8,507
[a] Amlogic Shanghai Co. Ltd.	Semiconductors & Semiconductor Equipment	175	1,783
[a] An Hui Wenergy Co. Ltd., A	Independent Power Producers & Energy Traders	1,100	712
Angang Steel Co. Ltd., A	Metals & Mining	1,800	695
Angang Steel Co. Ltd., H	Metals & Mining	8,000	2,183
Angel Yeast Co. Ltd., A	Food Products	400	2,614
Anhui Anke Biotechnology Group Co. Ltd., A	Pharmaceuticals	532	720
Anhui Conch Cement Co. Ltd., A	Construction Materials	1,400	5,540
Anhui Conch Cement Co. Ltd., H	Construction Materials	5,690	19,902
Anhui Expressway Co. Ltd., A	Transportation Infrastructure	400	423
Anhui Expressway Co. Ltd., H	Transportation Infrastructure	2,000	1,612
Anhui Gujing Distillery Co. Ltd., A	Beverages	100	3,858
Anhui Gujing Distillery Co. Ltd., B	Beverages	600	9,609
Anhui Zhongding Sealing Parts Co. Ltd., A	Auto Components	400	837
Anjoy Foods Group Co. Ltd., A	Food Products	100	2,340
Anker Innovations Technology Co. Ltd., A	Technology Hardware, Storage & Peripherals	100	857
ANTA Sports Products Ltd., A	Textiles, Apparel & Luxury Goods	5,600	73,400
Apeloa Pharmaceutical Co. Ltd., A	Pharmaceuticals	400	1,245
Asymchem Laboratories Tianjin Co. Ltd., A	Pharmaceuticals	40	856
Autohome Inc., ADR	Software	306	9,364
Avary Holding Shenzhen Co. Ltd., A	Electronic Equipment, Instruments & Components	400	1,586
AVIC Electromechanical Systems Co. Ltd., A	Aerospace & Defense	1,400	2,034
AVIC Industry-Finance Holdings Co. Ltd., A	Diversified Financial Services	3,200	1,517
AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	13,000	5,846
AVICOPTER PLC, A	Aerospace & Defense	200	1,342
[b] BAIC Motor Corp. Ltd., A, 144A	Automobiles	12,500	3,315
[a] Baidu Inc.	Interactive Media & Services	10,850	155,279
Bank of Beijing Co. Ltd., A	Banks	7,000	4,361
Bank of Changsha Co. Ltd., A	Banks	1,100	1,075
Bank of Chengdu Co. Ltd., A	Banks	400	885
Bank of China Ltd., A	Banks	15,800	7,216
Bank of China Ltd., H	Banks	371,000	134,996
Bank of Communications Co. Ltd., A	Banks	14,000	9,591

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Bank of Communications Co. Ltd., H	Banks	37,000	21,285
Bank of Guiyang Co. Ltd., A	Banks	1,100	873
Bank of Hangzhou Co. Ltd., A	Banks	2,100	3,970
Bank of Jiangsu Co. Ltd., A	Banks	2,080	2,192
Bank of Nanjing Co. Ltd., A	Banks	3,200	4,819
Bank of Ningbo Co. Ltd., A	Banks	2,480	11,631
Bank of Qingdao Co. Ltd., A	Banks	1,400	680
Bank of Shanghai Co. Ltd., A	Banks	5,380	4,596
[a] Bank of Zhengzhou Co. Ltd., A	Banks	3,084	1,047
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	6,300	5,090
BBMG Corp., A	Construction Materials	2,100	771
BBMG Corp., H	Construction Materials	14,000	1,812
[a] BeiGene Ltd.	Biotechnology	3,000	51,583
Beijing Capital Development Co. Ltd., A	Real Estate Management & Development	700	576
Beijing Capital Eco-Environment Protection Group
Co. Ltd., A	Water Utilities	2,800	1,145
[a] Beijing Capital International Airport Co. Ltd., A	Transportation Infrastructure	10,000	7,316
[a] Beijing Dabeinong Technology Group Co. Ltd., A	Food Products	1,100	1,415
Beijing Easpring Material Technology Co. Ltd.	Chemicals	200	1,630
[a] Beijing E-Hualu Information Technology Co.
Ltd., A	Software	400	1,180
Beijing Enlight Media Co. Ltd., H	Entertainment	1,100	1,377
Beijing Enterprises Holdings Ltd., H	Industrial Conglomerates	2,500	8,008
Beijing Haixin Energy Technology Co. Ltd., A	Chemicals	700	441
[a] Beijing Jetsen Technology Co. Ltd., A	Software	1,100	711
Beijing Jingneng Clean Energy Co. Ltd., H	Independent Power Producers & Energy Traders	10,000	2,357
Beijing Kingsoft Office Software Inc., A	Software	124	4,740
Beijing New Building Materials PLC, A	Building Products	700	2,618
[a] Beijing Orient National Communication Science &
Technology Co. Ltd., A	Software	400	462
Beijing Originwater Technology Co. Ltd., H	Commercial Services & Supplies	247	169
Beijing Shiji Information Technology Co. Ltd., A	Software	700	1,517
Beijing Shougang Co. Ltd., A	Metals & Mining	1,800	981
Beijing Shunxin Agriculture Co. Ltd., A	Beverages	400	1,724
Beijing Sinnet Technology Co. Ltd., A	IT Services	700	826
Beijing SL Pharmaceutical Co. Ltd., H	Biotechnology	400	475
Beijing Tongrentang Co. Ltd., A	Pharmaceuticals	500	3,229
Beijing Ultrapower Software Co. Ltd., A	IT Services	700	439
Beijing United Information Technology Co. Ltd., A	Trading Companies & Distributors	145	1,853
Beijing Wantai Biological Pharmacy Enterprise Co.
Ltd., A	Biotechnology	145	2,655
Beijing Yanjing Brewery Co. Ltd., A	Beverages	700	1,074
Beijing Yuanliu Hongyuan Electronic Technology
Co. Ltd., A	Electronic Equipment, Instruments & Components	100	1,462
Beijing Zhong Ke San Huan High-Tech Co. Ltd., A	Electronic Equipment, Instruments & Components	445	877
BGI Genomics Co. Ltd., A	Biotechnology	100	747
[a] Bilibili Inc.	Entertainment	1,120	26,806
[b] Blue Moon Group Holdings Ltd., 144A	Household Products	3,500	2,350
[a] Blue Sail Medical Co. Ltd., A	Health Care Equipment & Supplies	400	450
Bluefocus Intelligent Communications Group Co.
Ltd., A	Media	700	511
Bluestar Adisseo Co., A	Chemicals	400	478
BOC Hong Kong Holdings Ltd.	Banks	17,000	57,938
BOC International China Co. Ltd., A	Capital Markets	400	611
BOE Technology Group Co. Ltd., A	Electronic Equipment, Instruments & Components	13,000	6,351
BOE Technology Group Co. Ltd., B	Electronic Equipment, Instruments & Components	4,900	2,160
Bright Dairy & Food Co. Ltd., A	Food Products	400	622
BTG Hotels Group Co. Ltd., A	Hotels, Restaurants & Leisure	400	1,434
[b] Budweiser Brewing Co. APAC Ltd., H, 144A	Beverages	8,400	26,422
BYD Co. Ltd., A	Automobiles	600	22,284
BYD Co. Ltd., H	Automobiles	4,000	98,707
BYD Electronic International Co. Ltd.	Communications Equipment	3,500	11,256
By-health Co. Ltd., A	Personal Products	700	2,309
C&S Paper Co. Ltd., A	Household Products	400	794
Caitong Securities Co. Ltd., A	Capital Markets	1,820	1,873

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Camel Group Co. Ltd., A	Electrical Equipment	460	543
CanSino Biologics Inc., A	Pharmaceuticals	23	485
[b] CanSino Biologics Inc., H, 144A	Pharmaceuticals	400	3,421
CECEP Solar Energy Co. Ltd., H	Semiconductors & Semiconductor Equipment	1,100	1,165
CECEP Wind-Power Corp., A	Independent Power Producers & Energy Traders	2,340	1,289
Central China Securities Co. Ltd., A	Capital Markets	1,100	579
Central China Securities Co. Ltd., H	Capital Markets	4,000	579
CGN Power Co. Ltd., A	Independent Power Producers & Energy Traders	2,800	1,089
[b] CGN Power Co. Ltd., H, 144A	Independent Power Producers & Energy Traders	56,000	13,345
Changchun High & New Technology Industry
Group Inc., A	Pharmaceuticals	100	2,406
Changjiang Securities Co. Ltd., A	Capital Markets	2,100	1,618
Changzhou Xingyu Automotive Lighting Systems
Co. Ltd., A	Auto Components	100	1,841
Chaozhou Three-Circle Group Co. Ltd., A	Electronic Equipment, Instruments & Components	700	3,107
Chengdu Xingrong Environment Co. Ltd., A	Water Utilities	1,400	989
Chengxin Lithium Group Co. Ltd., A	Paper & Forest Products	400	2,167
China Baoan Group Co. Ltd., A	Industrial Conglomerates	1,100	1,922
China Cinda Asset Management Co. Ltd., H	Capital Markets	46,000	6,365
China CITIC Bank Corp. Ltd., A	Banks	3,900	2,807
China CITIC Bank Corp. Ltd., H	Banks	42,000	18,619
China Coal Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	1,800	2,243
China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	9,000	7,322
China Communications Services Corp. Ltd., H	Diversified Telecommunication Services	14,000	5,112
[a] China Conch Environment Protection Holdings
Ltd.	Commercial Services & Supplies	7,000	2,843
China Conch Venture Holdings Ltd.	Construction & Engineering	7,440	16,167
China Construction Bank Corp., A	Banks	3,500	2,848
China Construction Bank Corp., H	Banks	455,000	285,069
China CSSC Holdings Ltd., A	Machinery	1,600	5,152
[b] China East Education Holdings Ltd., A, 144A	Diversified Consumer Services	2,000	1,596
[a] China Eastern Airlines Corp. Ltd., A	Airlines	3,900	3,117
[a] China Eastern Airlines Corp. Ltd., H	Airlines	8,000	3,249
China Energy Engineering Corp. Ltd.	Construction & Engineering	11,600	3,839
China Everbright Bank Co. Ltd., A	Banks	15,100	6,700
China Everbright Bank Co. Ltd., H	Banks	15,000	4,574
[a,c] China Evergrande Group, A	Real Estate Management & Development	24,000	2,308
[b] China Feihe Ltd., 144A, Reg S	Food Products	20,000	17,015
China Galaxy Securities Co. Ltd., A	Capital Markets	700	940
China Galaxy Securities Co. Ltd., H	Capital Markets	18,500	9,031
China Great Wall Securities Co. Ltd., A	Capital Markets	700	838
China Greatwall Technology Group Co. Ltd., A	Technology Hardware, Storage & Peripherals	1,100	1,622
China Green Electricity Investment of Tianjin Co.
Ltd., A	Real Estate Management & Development	700	1,339
China Hongqiao Group Ltd.	Metals & Mining	11,000	10,387
China International Capital Corp. Ltd., A	Capital Markets	400	2,204
[b] China International Capital Corp. Ltd., H, 144A	Capital Markets	7,700	14,700
China International Marine Containers Group Co.
Ltd., A	Machinery	750	763
China International Marine Containers Group Co.
Ltd., H	Machinery	3,700	2,806
China Jinmao Holdings Group Ltd., A	Real Estate Management & Development	32,000	6,888
China Jushi Co. Ltd., A	Construction Materials	1,571	3,113
China Lesso Group Holdings Ltd.	Building Products	5,000	5,221
China Life Insurance Co. Ltd., H	Insurance	36,000	61,807
[a,b] China Literature Ltd., A, 144A	Media	1,400	5,435
China Longyuan Power Group Corp. Ltd., A	Independent Power Producers & Energy Traders	17,000	20,779
China Medical System Holdings Ltd.	Pharmaceuticals	6,000	9,440
China Meheco Co. Ltd., A	Trading Companies & Distributors	560	1,395
China Meidong Auto Holdings Ltd.	Specialty Retail	2,000	4,105
China Merchants Bank Co. Ltd., A	Banks	7,100	38,236
China Merchants Bank Co. Ltd., H	Banks	18,500	103,463
China Merchants Energy Shipping Co. Ltd., A	Oil, Gas & Consumable Fuels	3,500	2,828
China Merchants Expressway Network &
Technology Holdings Co. Ltd., A	Transportation Infrastructure	700	786

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	7,000	10,260
China Merchants Property Operation & Service
Co. Ltd., A	Real Estate Management & Development	400	889
[b] China Merchants Securities Co. Ltd., A, 144A	Capital Markets	2,200	2,156
China Merchants Securities Co. Ltd., A	Capital Markets	2,720	5,229
China Merchants Shekou Industrial Zone Holdings
Co. Ltd., A	Real Estate Management & Development	2,500	4,564
China Minsheng Banking Corp. Ltd., A	Banks	12,300	6,133
China Minsheng Banking Corp. Ltd., H	Banks	31,500	10,897
China National Accord Medicines Corp. Ltd., B	Health Care Providers & Services	400	937
China National Building Material Co. Ltd., H	Construction Materials	22,750	18,684
China National Chemical Engineering Co. Ltd., A	Construction & Engineering	2,100	2,410
China National Nuclear Power Co. Ltd., A	Independent Power Producers & Energy Traders	5,800	5,030
[a] China Nonferrous Metal Industry’s Foreign
Engineering and Construction Co. Ltd., A	Metals & Mining	700	481
China Northern Rare Earth Group High-Tech Co.
Ltd., A	Metals & Mining	1,400	5,069
China Oilfield Services Ltd., A	Energy Equipment & Services	700	1,677
China Oilfield Services Ltd., H	Energy Equipment & Services	8,000	9,727
China Overseas Land & Investment Ltd., A	Real Estate Management & Development	18,500	48,828
China Pacific Insurance Group Co. Ltd., A	Insurance	2,500	8,860
China Pacific Insurance Group Co. Ltd., H	Insurance	12,600	28,058
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	11,600	7,310
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	124,000	59,895
China Railway Group Ltd., A	Construction & Engineering	7,000	5,625
China Railway Group Ltd., H	Construction & Engineering	21,000	11,085
[b] China Railway Signal & Communication Corp.
Ltd., 144A	Electronic Equipment, Instruments & Components	7,000	2,287
China Railway Signal & Communication Corp.
Ltd., A	Electronic Equipment, Instruments & Components	2,333	1,615
[a] China Rare Earth Resources And Technology Co.
Ltd., A	Metals & Mining	400	1,901
China Reinsurance Group Corp., H	Insurance	35,000	2,220
China Resources Boya Bio-pharmaceutical Group
Co. Ltd., A	Biotechnology	200	1,057
China Resources Cement Holdings Ltd.	Construction Materials	12,000	6,365
China Resources Double Crane Pharmaceutical
Co. Ltd., A	Pharmaceuticals	400	1,034
China Resources Microelectronics Ltd., A	Semiconductors & Semiconductor Equipment	343	2,610
[b] China Resources Mixc Lifestyle Services Ltd.,
144A	Real Estate Management & Development	2,600	13,208
[b] China Resources Pharmaceutical Group Ltd., A,
144A	Pharmaceuticals	7,500	6,073
China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	8,800	17,995
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd., B	Pharmaceuticals	400	2,706
[a] China Ruyi Holdings Ltd.	Internet & Catalog Retail	16,000	3,997
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	2,500	9,980
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	16,563	47,854
China South Publishing & Media Group Co.
Ltd., A	Media	700	1,010
[a] China Southern Airlines Co. Ltd., A	Airlines	3,900	4,284
[a] China Southern Airlines Co. Ltd., H	Airlines	8,000	5,207
China Southern Power Grid Energy
Efficiency&Clean Energy Co. Ltd., A	Commercial Services & Supplies	1,100	901
China State Construction Engineering Corp.
Ltd., A	Construction & Engineering	14,700	11,537
China Suntien Green Energy Corp. Ltd.	Oil, Gas & Consumable Fuels	9,000	3,748
China Taiping Insurance Holdings Co. Ltd.	Insurance	7,000	8,718
China Three Gorges Renewables Group Co.
Ltd., A	Independent Power Producers & Energy Traders	8,800	7,186
China Tourism Group Duty Free Corp. Ltd., A	Hotels, Restaurants & Leisure	600	18,734
[b] China Tower Corp. Ltd., H, 144A, Reg S	Diversified Telecommunication Services	232,000	24,969
[a] China TransInfo Technology Co. Ltd., A	IT Services	400	516

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

[a] China Travel International Investment Hong Kong
Ltd., A	Hotels, Restaurants & Leisure	14,000	3,175
China United Network Communications Ltd., A	Wireless Telecommunication Services	8,800	5,698
China Vanke Co. Ltd., A	Real Estate Management & Development	3,500	9,207
China Vanke Co. Ltd., H	Real Estate Management & Development	9,500	19,231
China World Trade Center Co. Ltd., A	Real Estate Management & Development	400	915
China Yangtze Power Co. Ltd., A	Independent Power Producers & Energy Traders	7,000	21,246
China Zhenhua Group Science & Technology Co.
Ltd., A	Electronic Equipment, Instruments & Components	200	3,302
[a] China Zheshang Bank Co. Ltd., A	Banks	2,500	1,062
Chinalin Securities Co. Ltd., A	Capital Markets	400	762
Chinese Universe Publishing and Media Group
Co. Ltd., A	Media	400	553
Chongqing Brewery Co. Ltd., A	Beverages	200	3,682
Chongqing Changan Automobile Co. Ltd., A	Automobiles	2,820	5,017
Chongqing Changan Automobile Co. Ltd., B	Automobiles	8,338	3,931
Chongqing Fuling Zhacai Group Co. Ltd., A	Food Products	400	1,490
Chongqing Rural Commercial Bank Co. Ltd., A	Banks	1,800	918
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	12,000	4,105
Chongqing Water Group Co. Ltd., A	Water Utilities	400	297
Chongqing Zhifei Biological Products Co. Ltd., B	Biotechnology	600	7,617
Chow Tai Fook Jewellery Group Ltd., A	Specialty Retail	8,800	17,950
CIFI Holdings Group Co. Ltd., A	Real Estate Management & Development	20,880	2,943
CITIC Ltd., B	Industrial Conglomerates	23,000	24,282
Citic Pacific Special Steel Group Co. Ltd., A	Metals & Mining	1,880	4,663
CITIC Securities Co. Ltd., A	Capital Markets	4,395	12,647
CITIC Securities Co. Ltd., H	Capital Markets	11,000	22,240
CMOC Group Ltd., A	Metals & Mining	3,500	2,302
CMOC Group Ltd., H	Metals & Mining	21,000	9,686
CMST Development Co. Ltd., A	Air Freight & Logistics	400	287
CNOOC Energy Technology & Services Ltd., A	Energy Equipment & Services	2,500	1,041
Contemporary Amperex Technology Co. Ltd., H	Electrical Equipment	800	45,490
COSCO SHIPPING Development Co. Ltd., A	Marine	2,800	979
COSCO SHIPPING Development Co. Ltd., H	Marine	18,000	2,398
[a] COSCO SHIPPING Energy Transportation Co.
Ltd., A	Marine	1,100	1,916
[a] COSCO SHIPPING Energy Transportation Co.
Ltd., H	Marine	6,000	4,597
COSCO SHIPPING Holdings Co. Ltd., A	Marine	4,600	6,841
COSCO SHIPPING Holdings Co. Ltd., B	Marine	15,950	16,267
Country Garden Holdings Co. Ltd.	Real Estate Management & Development	46,000	15,736
Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	9,300	23,164
CRRC Corp. Ltd., A	Machinery	8,100	5,982
CRRC Corp. Ltd., H	Machinery	21,000	8,475
[b] CSC Financial Co. Ltd., A, 144A	Capital Markets	4,500	3,938
CSC Financial Co. Ltd., A	Capital Markets	1,800	6,179
CSG Holding Co. Ltd.	Construction Materials	5,401	2,069
CSG Holding Co. Ltd., A	Construction Materials	700	679
CSPC Pharmaceutical Group Ltd., A	Pharmaceuticals	40,000	42,025
Daan Gene Co. Ltd.	Biotechnology	612	1,376
[a] Dada Nexus Ltd., A, ADR	Internet & Catalog Retail	343	2,391
[b] Dali Foods Group Co. Ltd., 144A	Food Products	11,000	5,017
Daqin Railway Co. Ltd., A	Road & Rail	5,300	5,117
[a] Daqo New Energy Corp.	Semiconductors & Semiconductor Equipment	280	10,811
[a] Datang International Power Generation Co.
Ltd., A	Independent Power Producers & Energy Traders	2,800	1,129
[a] Datang International Power Generation Co.
Ltd., H	Independent Power Producers & Energy Traders	14,000	2,278
DHC Software Co. Ltd., A	IT Services	1,100	900
Dian Diagnostics Group Co. Ltd., A	Health Care Providers & Services	400	1,453
Digital China Information Service Co. Ltd., H	IT Services	400	623
Do-Fluoride New Materials Co. Ltd., A	Chemicals	400	1,926
Dong-E-E-Jiao Co. Ltd., A	Pharmaceuticals	200	1,177
Dongfang Electric Corp. Ltd., A	Electrical Equipment	1,100	3,342
Dongfang Electric Corp. Ltd., H	Electrical Equipment	1,800	3,063

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Dongfeng Motor Group Co. Ltd., H	Automobiles	14,000	8,036
Dongguan Development Holdings Co. Ltd., A	Transportation Infrastructure	400	519
Dongxing Securities Co. Ltd., A	Capital Markets	1,100	1,227
East Group Co. Ltd., A	Electrical Equipment	400	395
East Money Information Co. Ltd.	Capital Markets	4,888	13,706
Easyhome New Retail Group Co. Ltd., A	Multiline Retail	1,100	650
Ecovacs Robotics Co. Ltd., A	Household Durables	200	2,108
ENN Energy Holdings Ltd.	Gas Utilities	3,600	50,553
ENN Natural Gas Co. Ltd., A	Chemicals	1,100	2,560
[b] ESR Group Ltd., H, 144A	Real Estate Management & Development	9,800	20,567
Eternal Asia Supply Chain Management Ltd., A	Commercial Services & Supplies	900	836
Eve Energy Co. Ltd.	Electrical Equipment	680	8,639
[b] Everbright Securities Co. Ltd., 144A	Capital Markets	1,400	940
Everbright Securities Co. Ltd., A	Capital Markets	1,400	3,009
[a,b,c] Evergrande Property Services Group Ltd., 144A	Real Estate Management & Development	24,000	3,104
[a] Fangda Carbon New Material Co. Ltd.	Electrical Equipment	1,460	1,291
FAW Jiefang Group Co. Ltd.	Automobiles	1,100	1,229
Fiberhome Telecommunication Technologies Co.
Ltd., A	Communications Equipment	400	760
[a] FIH Mobile Ltd.	Electronic Equipment, Instruments & Components	18,000	1,937
Financial Street Holdings Co. Ltd., A	Real Estate Management & Development	1,100	835
First Capital Securities Co. Ltd.	Capital Markets	1,400	1,139
Flat Glass Group Co. Ltd., A	Semiconductors & Semiconductor Equipment	400	1,926
Flat Glass Group Co. Ltd., H	Semiconductors & Semiconductor Equipment	2,000	4,838
Focus Media Information Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	5,500	5,310
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	1,400	16,107
Fosun International Ltd.	Industrial Conglomerates	10,500	8,556
Foxconn Industrial Internet Co. Ltd., A	Electronic Equipment, Instruments & Components	4,600	6,103
Fujian Funeng Co. Ltd., A	Independent Power Producers & Energy Traders	400	612
Fujian Sunner Development Co. Ltd.	Food Products	400	1,370
[a] Full Truck Alliance Co. Ltd.	Road & Rail	3,175	25,400
[b] Fuyao Glass Industry Group Co. Ltd., 144A	Auto Components	3,200	13,427
Fuyao Glass Industry Group Co. Ltd., A	Auto Components	700	3,548
Ganfeng Lithium Group Co. Ltd.	Metals & Mining	600	6,028
[b] Ganfeng Lithium Group Co. Ltd., H, 144A	Metals & Mining	1,400	10,457
[a] GCL System Integration Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	1,400	589
[a] GD Power Development Co. Ltd., A	Independent Power Producers & Energy Traders	5,600	3,456
[a] GDS Holdings Ltd.	IT Services	4,600	12,082
GEM Co. Ltd.	Metals & Mining	1,800	1,933
Gemdale Corp., A	Real Estate Management & Development	1,800	2,661
[a] Genscript Biotech Corp.	Life Sciences Tools & Services	4,770	15,187
GF Securities Co. Ltd.	Capital Markets	2,200	4,925
GF Securities Co. Ltd., H	Capital Markets	5,600	8,050
GigaDevice Semiconductor Inc., A	Semiconductors & Semiconductor Equipment	100	1,481
[a] Ginlong Technologies Co. Ltd., A	Electrical Equipment	150	3,903
Glarun Technology Co. Ltd., A	Communications Equipment	400	980
GoerTek Inc.	Electronic Equipment, Instruments & Components	1,100	2,676
[a] GOME Retail Holdings Ltd.	Specialty Retail	60,000	846
Gotion High-tech Co. Ltd.	Electrical Equipment	700	2,917
[a] Grandjoy Holdings Group Co. Ltd., A	Real Estate Management & Development	700	380
Great Wall Motor Co. Ltd., A	Automobiles	1,100	4,709
Great Wall Motor Co. Ltd., H	Automobiles	14,000	18,224
Greentown China Holdings Ltd.	Real Estate Management & Development	4,500	6,573
GRG Banking Equipment Co. Ltd.	Technology Hardware, Storage & Peripherals	700	1,006
Guangdong Baolihua New Energy Stock Co. Ltd.	Independent Power Producers & Energy Traders	1,100	1,033
[a] Guangdong Electric Power Development Co.
Ltd., A	Independent Power Producers & Energy Traders	1,100	882
[a] Guangdong Electric Power Development Co.
Ltd., B	Independent Power Producers & Energy Traders	3,200	861
Guangdong Golden Dragon Development Inc.	Capital Markets	400	748
Guangdong Haid Group Co. Ltd.	Food Products	600	5,353
Guangdong HEC Technology Holding Co. Ltd., A	Metals & Mining	700	879
Guangdong Kinlong Hardware Products Co. Ltd.	Building Products	100	1,502
Guangdong Xinbao Electrical Appliances Holdings
Co. Ltd.	Household Durables	400	963

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	2,100	2,738
[a] Guangshen Railway Co. Ltd., A	Road & Rail	1,100	361
[a] Guangshen Railway Co. Ltd., H	Road & Rail	8,000	1,476
Guangxi Guiguan Electric Power Co. Ltd., A	Independent Power Producers & Energy Traders	1,100	916
Guangxi Liugong Machinery Co. Ltd.	Machinery	500	425
Guangzhou Automobile Group Co. Ltd., A	Automobiles	1,100	1,754
Guangzhou Automobile Group Co. Ltd., H	Automobiles	16,000	10,783
Guangzhou Baiyunshan Pharmaceutical Holdings
Co. Ltd.	Pharmaceuticals	1,100	3,242
Guangzhou Baiyunshan Pharmaceutical Holdings
Co. Ltd., A	Pharmaceuticals	400	1,722
Guangzhou Haige Communications Group Inc.
Co.	Communications Equipment	700	822
Guangzhou Kingmed Diagnostics Group Co. Ltd.	Health Care Providers & Services	200	2,260
Guangzhou Shiyuan Electronic Technology Co.
Ltd., A	Electronic Equipment, Instruments & Components	100	853
Guangzhou Tinci Materials Technology Co. Ltd.	Chemicals	720	4,564
Guangzhou Yuexiu Capital Holdings Group Co.
Ltd., A	Capital Markets	980	848
Guangzhou Zhujiang Brewery Co. Ltd.	Beverages	400	463
Guizhou Panjiang Refined Coal Co. Ltd., A	Oil, Gas & Consumable Fuels	700	680
Guizhou Xinbang Pharmaceutical Co. Ltd.	Pharmaceuticals	400	272
Guolian Securities Co. Ltd., A	Capital Markets	700	1,138
Guosen Securities Co. Ltd.	Capital Markets	1,600	2,054
[a] Guosheng Financial Holding Inc.	Electrical Equipment	400	428
[b] Guotai Junan Securities Co. Ltd., 144A	Capital Markets	3,600	4,054
Guotai Junan Securities Co. Ltd., A	Capital Markets	2,500	4,911
Guoyuan Securities Co. Ltd.	Capital Markets	1,920	1,757
H World Group Ltd., ADR	Hotels, Restaurants & Leisure	1,075	45,602
[a,b] Haidilao International Holding Ltd., 144A	Hotels, Restaurants & Leisure	5,200	14,924
Haier Smart Home Co. Ltd., A	Household Durables	2,100	7,424
Haier Smart Home Co. Ltd., H	Household Durables	11,600	39,534
Haisco Pharmaceutical Group Co. Ltd.	Pharmaceuticals	400	1,286
Haitian International Holdings Ltd.	Machinery	3,000	8,033
Haitong Securities Co. Ltd., A	Capital Markets	3,200	4,019
Haitong Securities Co. Ltd., H	Capital Markets	16,800	10,332
[a] Hang Zhou Great Star Industrial Co. Ltd.	Household Durables	400	1,097
Hangzhou Binjiang Real Estate Group Co. Ltd.	Real Estate Management & Development	700	893
Hangzhou First Applied Material Co. Ltd., A	Semiconductors & Semiconductor Equipment	324	3,111
Hangzhou Robam Appliances Co. Ltd., A	Household Durables	400	1,605
Hangzhou Shunwang Technology Co. Ltd.	Entertainment	400	602
Hangzhou Silan Microelectronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	600	2,844
Hangzhou Tigermed Consulting Co. Ltd.	Life Sciences Tools & Services	300	4,544
[b] Hangzhou Tigermed Consulting Co. Ltd., A, 144A	Life Sciences Tools & Services	400	4,623
Han’s Laser Technology Industry Group Co.
Ltd., A	Machinery	400	1,483
[b] Hansoh Pharmaceutical Group Co. Ltd., 144A	Pharmaceuticals	5,000	9,507
Haohua Chemical Science & Technology Co.
Ltd., A	Chemicals	400	2,481
Hefei Meiya Optoelectronic Technology Inc.	Machinery	120	415
Heilongjiang Agriculture Co. Ltd., A	Food Products	700	1,392
Henan Shuanghui Investment & Development Co.
Ltd.	Food Products	1,200	4,497
Hengan International Group Co. Ltd.	Personal Products	3,500	18,588
Hengdian Group DMEGC Magnetics Co. Ltd.	Electronic Equipment, Instruments & Components	700	1,896
Hengli Petrochemical Co. Ltd., A	Chemicals	1,260	2,828
Hengtong Optic-electric Co. Ltd.	Communications Equipment	700	1,524
Hengyi Petrochemical Co. Ltd., A	Chemicals	1,100	1,118
Hesteel Co. Ltd.	Metals & Mining	4,600	1,503
Hithink RoyalFlush Information Network Co.
Ltd., A	Capital Markets	200	2,850
[a] Holitech Technology Co. Ltd.	Electronic Equipment, Instruments & Components	700	258
Hopson Development Holdings Ltd.	Real Estate Management & Development	4,182	4,115
Hoshine Silicon Industry Co. Ltd., A	Chemicals	200	2,398
[a,b] Hua Hong Semiconductor Ltd., 144A	Semiconductors & Semiconductor Equipment	2,000	6,983

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Huadian Power International Corp. Ltd., A	Independent Power Producers & Energy Traders	1,800	1,530
Huadian Power International Corp. Ltd., H	Independent Power Producers & Energy Traders	10,000	4,138
Huadong Medicine Co. Ltd., A	Health Care Providers & Services	700	4,735
Huafon Chemical Co. Ltd.	Chemicals	1,400	1,376
Huagong Tech Co. Ltd.	Electronic Equipment, Instruments & Components	400	949
Huaibei Mining Holdings Co. Ltd., A	Metals & Mining	700	1,295
Hualan Biological Engineering Inc.	Biotechnology	700	2,290
[a] Huaneng Power International Inc., A	Independent Power Producers & Energy Traders	2,800	3,080
[a] Huaneng Power International Inc., H	Independent Power Producers & Energy Traders	22,000	10,401
Huapont Life Sciences Co. Ltd.	Chemicals	1,100	811
[b] Huatai Securities Co. Ltd., 144A	Capital Markets	8,200	9,382
Huatai Securities Co. Ltd., A	Capital Markets	2,700	4,972
Huaxi Securities Co. Ltd.	Capital Markets	700	762
Huaxia Bank Co. Ltd., A	Banks	4,900	3,676
Huaxin Cement Co. Ltd., H	Construction Materials	1,400	1,561
Huaxin Cement Co. Ltd., A	Construction Materials	400	857
Huayu Automotive Systems Co. Ltd.	Auto Components	1,100	2,755
Hubei Biocause Pharmaceutical Co. Ltd.	Insurance	700	320
Hubei Energy Group Co. Ltd.	Independent Power Producers & Energy Traders	2,100	1,275
Hubei Xingfa Chemicals Group Co. Ltd., A	Chemicals	400	1,677
Huizhou Desay Sv Automotive Co. Ltd.	Household Durables	200	3,045
Humanwell Healthcare Group Co. Ltd., A	Pharmaceuticals	700	2,417
Hunan Gold Corp. Ltd.	Metals & Mining	400	749
Hunan Valin Steel Co. Ltd., A	Metals & Mining	2,500	1,698
Hundsun Technologies Inc., A	Software	676	3,953
[a] HUTCHMED China Ltd.	Pharmaceuticals	2,500	7,687
[a,b] Hygeia Healthcare Holdings Co. Ltd., 144A	Health Care Providers & Services	1,400	10,045
[a] Hytera Communications Corp. Ltd., A	Communications Equipment	400	295
Iflytek Co. Ltd.	Software	800	3,796
Imeik Technology Development Co. Ltd., A	Biotechnology	100	8,186
Industrial & Commercial Bank of China Ltd.	Banks	26,600	16,685
Industrial & Commercial Bank of China Ltd., H	Banks	378,000	194,692
Industrial Bank Co. Ltd., A	Banks	7,400	18,813
[a] Industrial Securities Co. Ltd., A	Capital Markets	3,240	2,688
Ingenic Semiconductor Co. Ltd., A	Semiconductors & Semiconductor Equipment	200	2,036
Inmyshow Digital Technology Group Co. Ltd.	Media	700	682
Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	13,300	3,691
Inner Mongolia Dian Tou Energy Corp. Ltd.	Oil, Gas & Consumable Fuels	400	713
Inner Mongolia ERDOS Resources Co. Ltd., B	Metals & Mining	2,100	3,421
Inner Mongolia Junzheng Energy & Chemical
Industry Group Co. Ltd., A	Chemicals	2,800	1,615
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	2,200	9,857
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	4,900	6,473
[a,b] Innovent Biologics Inc., B, 144A	Biotechnology	6,500	27,899
Inspur Electronic Information Industry Co. Ltd.	Technology Hardware, Storage & Peripherals	400	1,244
Intco Medical Technology Co. Ltd.	Health Care Equipment & Supplies	180	547
[a] iQIYI Inc., ADR	Entertainment	1,602	8,491
JA Solar Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	740	6,427
Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	400	1,790
JCET Group Co. Ltd., A	Semiconductors & Semiconductor Equipment	700	2,332
[a,b] JD Health International Inc., 144A	Internet & Catalog Retail	3,500	31,996
[a,b] JD Logistics Inc., 144A	Air Freight & Logistics	8,100	15,692
JD.com Inc., A	Internet & Catalog Retail	11,500	324,448
[a] Jiajiayue Group Co. Ltd., A	Food & Staples Retailing	400	728
Jiangling Motors Corp. Ltd., A	Automobiles	400	776
Jiangsu Eastern Shenghong Co. Ltd.	Chemicals	1,400	2,639
Jiangsu Expressway Co. Ltd., A	Transportation Infrastructure	400	475
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	6,000	5,481
Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	496	4,527
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A	Pharmaceuticals	2,332	12,987
Jiangsu King’s Luck Brewery JSC Ltd.	Beverages	500	3,678
Jiangsu Linyang Energy Co. Ltd., A	Electrical Equipment	700	869
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., A	Beverages	500	11,599
Jiangsu Yangnong Chemical Co. Ltd., A	Chemicals	100	1,502

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Jiangsu Yuyue Medical Equipment & Supply Co.
Ltd.	Health Care Equipment & Supplies	400	1,842
Jiangsu Zhangjiagang Rural Commercial Bank Co.
Ltd.	Banks	480	320
[a] Jiangsu Zhongnan Construction Group Co. Ltd.	Real Estate Management & Development	1,800	570
Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	1,100	2,568
Jiangxi Copper Co. Ltd., A	Metals & Mining	700	1,763
Jiangxi Copper Co. Ltd., H	Metals & Mining	6,000	8,856
[a] Jiangxi Special Electric Motor Co. Ltd., A	Electrical Equipment	700	1,765
[a] Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	700	428
Jilin Aodong Pharmaceutical Group Co. Ltd.	Pharmaceuticals	400	867
[a] Jinke Properties Group Co. Ltd.	Real Estate Management & Development	2,500	690
Jinke Smart Services Group Co. Ltd., H	Real Estate Management & Development	1,400	2,457
[b] Jinxin Fertility Group Ltd., 144A	Health Care Providers & Services	7,500	6,928
JiuGui Liquor Co. Ltd., A	Beverages	100	1,994
[b] Jiumaojiu International Holdings Ltd., 144A	Hotels, Restaurants & Leisure	3,000	8,014
Jizhong Energy Resources Co. Ltd., A	Oil, Gas & Consumable Fuels	1,100	1,011
Joincare Pharmaceutical Group Industry Co.
Ltd., A	Pharmaceuticals	700	1,142
Joinn Laboratories China Co. Ltd., A	Life Sciences Tools & Services	140	1,182
[b] Joinn Laboratories China Co. Ltd., H, 144A	Life Sciences Tools & Services	420	2,150
[a] Jointo Energy Investment Co. Ltd. Hebei	Independent Power Producers & Energy Traders	400	304
Jointown Pharmaceutical Group Co. Ltd., A	Health Care Providers & Services	700	1,319
Jonjee Hi-Tech Industrial And Commercial Holding
Co. Ltd., A	Food Products	400	2,132
Joyoung Co. Ltd.	Household Durables	400	953
JOYY Inc., ADR	Interactive Media & Services	228	7,203
Juewei Food Co. Ltd., A	Food Products	100	883
[a] Juneyao Airlines Co. Ltd., A	Airlines	400	935
[a] Kaishan Group Co. Ltd., A	Machinery	400	867
[a] Kanzhun Ltd., ADR	Interactive Media & Services	672	13,689
[a] KE Holdings Inc., ADR	Real Estate Management & Development	3,003	41,922
Keda Industrial Group Co. Ltd.	Machinery	700	1,438
Kerry Logistics Network Ltd.	Air Freight & Logistics	1,500	2,698
Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	3,500	11,144
[a] Kingdee International Software Group Co. Ltd.	Software	13,000	27,882
[a] Kingsoft Cloud Holdings Ltd., ADR	IT Services	491	1,881
Kingsoft Corp. Ltd.	Software	4,400	14,714
[a,b] Kuaishou Technology, B, 144A	Interactive Media & Services	9,100	82,839
[a] Kuang-Chi Technologies Co. Ltd.	Auto Components	700	1,722
Kunlun Tech Co. Ltd.	Entertainment	400	833
Kweichow Moutai Co. Ltd., A	Beverages	420	104,835
[a] KWG Group Holdings Ltd.	Real Estate Management & Development	7,000	1,668
[a] Lakala Payment Co. Ltd., A	IT Services	400	976
Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	1,100	3,218
Laobaixing Pharmacy Chain JSC	Food & Staples Retailing	130	760
LB Group Co. Ltd.	Chemicals	900	2,461
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	7,000	3,085
[b] Legend Holdings Corp., 144A	Technology Hardware, Storage & Peripherals	2,700	2,889
Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	36,000	29,566
Lens Technology Co. Ltd.	Electronic Equipment, Instruments & Components	1,800	2,739
[a] Leo Group Co. Ltd.	Media	2,100	537
Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	700	2,324
Levima Advanced Materials Corp., A	Chemicals	400	1,755
Leyard Optoelectronic Co. Ltd.	Electronic Equipment, Instruments & Components	700	573
[a] Li Auto Inc., ADR	Automobiles	2,576	52,550
Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	11,000	95,484
LianChuang Electronic Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	400	715
Lianhe Chemical Technology Co. Ltd.	Chemicals	400	896
Liaoning Port Co. Ltd., A	Transportation Infrastructure	6,700	1,569
[a] Lingyi iTech Guangdong Co.	Electrical Equipment	2,800	1,837
Livzon Pharmaceutical Group Inc.	Pharmaceuticals	200	939
Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	800	2,691
[b] Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	9,330	29,048
LONGi Green Energy Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	2,400	14,659

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Longshine Technology Group Co. Ltd., A	Software	400	1,271
Luenmei Quantum Co. Ltd., A	Water Utilities	700	639
Lufax Holding Ltd., ADR	Consumer Finance	3,420	6,635
Luxi Chemical Group Co. Ltd., A	Chemicals	700	1,254
Luxshare Precision Industry Co. Ltd., A	Electronic Equipment, Instruments & Components	2,500	11,472
[a,b] Luye Pharma Group Ltd., 144A	Pharmaceuticals	9,500	4,455
Luzhou Laojiao Co. Ltd., A	Beverages	500	16,208
Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	1,800	731
Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	4,000	933
Mango Excellent Media Co. Ltd.	Entertainment	740	3,211
Maxscend Microelectronics Co. Ltd., A	Electronic Equipment, Instruments & Components	160	2,643
[a] Meinian Onehealth Healthcare Holdings Co. Ltd.	Health Care Providers & Services	1,520	1,347
[a,b] Meituan, B, 144A	Internet & Catalog Retail	19,900	445,426
Metallurgical Corp. of China Ltd.	Construction & Engineering	15,000	3,325
Metallurgical Corp. of China Ltd., A	Construction & Engineering	5,600	2,574
[a] Microport Scientific Corp.	Health Care Equipment & Supplies	2,100	5,529
Ming Yang Smart Energy Group Ltd.	Electrical Equipment	700	2,556
Ming Yuan Cloud Group Holdings Ltd.	Software	3,000	2,698
MINISO Group Holding Ltd., ADR	Multiline Retail	364	3,906
Minth Group Ltd.	Auto Components	3,500	9,484
[a] MMG Ltd.	Metals & Mining	12,000	3,075
Montage Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	297	2,687
[a] Montnets Cloud Technology Group Co. Ltd.	Software	400	649
Muyuan Foods Co. Ltd.	Food Products	1,896	13,359
NanJi E-Commerce Co. Ltd.	Media	700	487
Nanjing Hanrui Cobalt Co. Ltd., A	Metals & Mining	100	579
Nanjing Iron & Steel Co. Ltd., A	Metals & Mining	2,500	1,138
Nanjing King-Friend Biochemical Pharmaceutical
Co. Ltd.	Pharmaceuticals	520	1,356
NARI Technology Co. Ltd., A	Electrical Equipment	2,580	9,099
NAURA Technology Group Co. Ltd., A	Electronic Equipment, Instruments & Components	200	6,513
NavInfo Co. Ltd.	Household Durables	700	1,115
NetEase Inc.	Entertainment	8,900	130,565
New China Life Insurance Co. Ltd., A	Insurance	700	3,043
New China Life Insurance Co. Ltd., H	Insurance	4,600	11,257
[a] New Hope Liuhe Co. Ltd.	Food Products	1,400	2,612
[a] New Oriental Education & Technology Group Inc.	Diversified Consumer Services	6,610	24,137
Newland Digital Technology Co. Ltd.	Software	400	752
Nexteer Automotive Group Ltd.	Auto Components	5,000	3,274
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	8,000	7,298
Ninestar Corp.	Technology Hardware, Storage & Peripherals	700	5,250
Ningbo Deye Technology Co. Ltd., A	Machinery	40	1,915
[a] Ningbo Joyson Electronic Corp.	Auto Components	500	1,015
Ningbo Orient Wires & Cables Co. Ltd., A	Electrical Equipment	300	2,941
Ningbo Ronbay New Energy Technology Co. Ltd.	Electrical Equipment	175	1,739
Ningbo Sanxing Medical Electric Co. Ltd., A	Electrical Equipment	400	779
Ningbo Shanshan Co. Ltd., A	Chemicals	700	1,841
Ningbo Tuopu Group Co. Ltd., A	Auto Components	400	3,387
Ningbo Zhoushan Port Co. Ltd., A	Transportation Infrastructure	3,200	1,656
Ningxia Baofeng Energy Group Co. Ltd., A	Chemicals	1,100	1,919
[a] NIO Inc., ADR	Automobiles	5,803	56,579
[b] Nongfu Spring Co. Ltd., H, 144A	Beverages	8,400	47,462
North Huajin Chemical Industries Co. Ltd.	Chemicals	400	393
North Industries Group Red Arrow Co. Ltd., A	Machinery	400	1,135
Northeast Securities Co. Ltd.	Capital Markets	700	658
NSFOCUS Technologies Group Co. Ltd.	Software	400	590
[a] Oceanwide Holdings Co. Ltd.	Diversified Financial Services	700	126
[a] Offcn Education Technology Co. Ltd., A	Diversified Consumer Services	700	468
Offshore Oil Engineering Co. Ltd., A	Energy Equipment & Services	1,800	1,577
[a] OFILM Group Co. Ltd.	Electronic Equipment, Instruments & Components	1,400	953
Oppein Home Group Inc., A	Household Durables	100	1,757
ORG Technology Co. Ltd.	Containers & Packaging	700	511
[b] Orient Securities Co. Ltd., 144A	Capital Markets	3,600	1,725
Orient Securities Co. Ltd., A	Capital Markets	2,772	3,582
Oriental Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	700	772

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

[a] Ourpalm Co. Ltd.	Entertainment	1,400	650
Ovctek China Inc., A	Health Care Equipment & Supplies	400	2,064
[a] Pangang Group Vanadium Titanium & Resources
Co. Ltd., A	Metals & Mining	2,500	1,709
People.cn Co. Ltd.	Media	400	975
Perfect World Co. Ltd.	Entertainment	400	735
PetroChina Co. Ltd.	Oil, Gas & Consumable Fuels	8,800	6,321
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	102,000	46,655
Pharmaron Beijing Co. Ltd., A	Life Sciences Tools & Services	150	1,474
[b] Pharmaron Beijing Co. Ltd., H, 144A	Life Sciences Tools & Services	1,000	6,938
PICC Property & Casualty Co. Ltd., H	Insurance	32,000	30,381
[a] Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	1,792	146,138
Ping An Bank Co. Ltd., A	Banks	6,700	12,744
[a,b] Ping An Healthcare and Technology Co. Ltd.,
144A	Health Care Technology	2,000	5,458
Ping An Insurance Group Co. of China Ltd., A	Insurance	3,500	23,776
Ping An Insurance Group Co. of China Ltd., H	Insurance	28,950	191,579
Pingdingshan Tianan Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	800	1,250
Poly Developments and Holdings Group Co.
Ltd., A	Real Estate Management & Development	4,200	9,184
Poly Property Services Co. Ltd., H	Real Estate Management & Development	800	4,720
[b] Pop Mart International Group Ltd., 144A	Specialty Retail	3,600	9,142
[b] Postal Savings Bank of China Co. Ltd., 144A	Banks	42,000	26,099
Postal Savings Bank of China Co. Ltd.	Banks	7,400	4,941
Power Construction Corp. of China Ltd.	Construction & Engineering	3,900	3,991
Qingdao Port International Co. Ltd., A	Transportation Infrastructure	400	324
Qingdao TGOOD Electric Co. Ltd.	Electrical Equipment	400	879
[a] Qinghai Salt Lake Industry Co. Ltd., A	Chemicals	1,800	5,903
Qinhuangdao Port Co. Ltd., A	Transportation Infrastructure	700	278
Raytron Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	111	597
[b] Red Star Macalline Group Corp. Ltd., 144A	Real Estate Management & Development	3,600	1,153
Red Star Macalline Group Corp. Ltd., A	Real Estate Management & Development	420	285
[a,b] Remegen Co. Ltd., H, 144A	Biotechnology	500	3,709
[a] RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	1,100	345
[a] RLX Technology Inc., ADR	Tobacco	3,549	8,163
Rongsheng Petrochemical Co. Ltd.	Chemicals	1,250	2,222
SAIC Motor Corp. Ltd.	Automobiles	3,500	7,290
Sailun Group Co. Ltd., A	Auto Components	1,100	1,593
Sangfor Technologies Inc.	Software	100	1,627
Sansteel Minguang Co. Ltd. Fujian	Metals & Mining	700	476
Sany Heavy Industry Co. Ltd., A	Machinery	2,800	6,394
Satellite Chemical Co. Ltd.	Chemicals	1,113	2,493
Sealand Securities Co. Ltd.	Capital Markets	1,280	616
[a] Seazen Group Ltd.	Real Estate Management & Development	12,000	4,443
[a] Seazen Holdings Co. Ltd., A	Real Estate Management & Development	800	2,370
SF Holding Co. Ltd.	Air Freight & Logistics	1,400	11,688
SG Micro Corp., A	Semiconductors & Semiconductor Equipment	150	3,742
Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	3,500	9,399
Shaanxi International Trust Co. Ltd.	Capital Markets	700	307
Shan Xi Hua Yang Group New Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	700	1,442
[a] Shandong Chenming Paper Holdings Ltd., A	Paper & Forest Products	700	504
[a] Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	3,500	1,067
[a] Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	3,000	949
Shandong Denghai Seeds Co. Ltd.	Food Products	400	1,146
[b] Shandong Gold Mining Co. Ltd., 144A	Metals & Mining	3,500	6,493
Shandong Gold Mining Co. Ltd., A	Metals & Mining	1,400	3,877
Shandong Himile Mechanical Science &
Technology Co. Ltd.	Machinery	400	1,338
Shandong Hi-speed Co. Ltd., A	Transportation Infrastructure	1,100	905
Shandong Hualu Hengsheng Chemical Co.
Ltd., A	Chemicals	700	3,354
Shandong Humon Smelting Co. Ltd.	Metals & Mining	400	609
Shandong Linglong Tyre Co. Ltd., A	Auto Components	400	1,184
Shandong Nanshan Aluminum Co. Ltd., A	Metals & Mining	3,500	1,654
Shandong Pharmaceutical Glass Co. Ltd., A	Health Care Equipment & Supplies	400	1,642

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Shandong Sun Paper Industry JSC Ltd., A	Paper & Forest Products	700	1,166
Shandong Weigao Group Medical Polymer Co.
Ltd., H	Health Care Equipment & Supplies	11,800	19,382
Shanghai 2345 Network Holding Group Co. Ltd.	Software	1,100	320
Shanghai AJ Group Co. Ltd., A	Diversified Financial Services	400	319
Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	1,400	1,025
Shanghai Bairun Investment Holding Group Co.
Ltd.	Beverages	392	2,117
Shanghai Baosight Software Co. Ltd., B	Software	2,612	8,084
Shanghai Construction Group Co. Ltd., A	Construction & Engineering	2,500	939
Shanghai Dazhong Public Utilities Group Co.
Ltd., A	Gas Utilities	700	299
[a] Shanghai Electric Group Co. Ltd., A	Electrical Equipment	2,800	1,594
[a] Shanghai Electric Group Co. Ltd., H	Electrical Equipment	14,000	3,157
[a] Shanghai Electric Power Co. Ltd., A	Independent Power Producers & Energy Traders	1,100	1,591
Shanghai Fosun Pharmaceutical Group Co.
Ltd., A	Pharmaceuticals	700	3,565
Shanghai Fosun Pharmaceutical Group Co.
Ltd., H	Pharmaceuticals	2,000	6,406
Shanghai Fudan Microelectronics Group Co.
Ltd., H	Semiconductors & Semiconductor Equipment	1,000	3,780
Shanghai Huayi Group Co. Ltd., B	Chemicals	700	401
[a] Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	800	6,673
Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	3,500	2,701
Shanghai Jinjiang International Hotels Co. Ltd.	Hotels, Restaurants & Leisure	700	1,403
Shanghai Jinjiang International Hotels Co. Ltd., A	Hotels, Restaurants & Leisure	400	3,373
Shanghai Jinqiao Export Processing Zone
Development Co. Ltd., A	Real Estate Management & Development	400	642
Shanghai Jinqiao Export Processing Zone
Development Co. Ltd., B	Real Estate Management & Development	1,100	1,000
[a,b] Shanghai Junshi Biosciences Co. Ltd., H, 144A	Biotechnology	1,000	6,214
Shanghai Lingang Holdings Corp. Ltd.	Real Estate Management & Development	520	896
Shanghai Lujiazui Finance & Trade Zone
Development Co. Ltd., A	Real Estate Management & Development	700	985
Shanghai Lujiazui Finance & Trade Zone
Development Co. Ltd., B	Real Estate Management & Development	5,300	4,282
Shanghai Mechanical and Electrical Industry Co.
Ltd., B	Machinery	1,400	1,429
Shanghai Pharmaceuticals Holding Co. Ltd., A	Health Care Providers & Services	1,000	2,577
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	4,400	7,317
Shanghai Pudong Development Bank Co. Ltd., A	Banks	10,500	11,048
Shanghai Putailai New Energy Technology Co.
Ltd., A	Chemicals	540	4,050
Shanghai RAAS Blood Products Co. Ltd., A	Biotechnology	1,800	1,649
Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	3,200	829
Shanghai Tunnel Engineering Co. Ltd., A	Construction & Engineering	1,400	1,066
Shanghai Waigaoqiao Free Trade Zone Group Co.
Ltd.	Trading Companies & Distributors	700	622
Shanghai Waigaoqiao Free Trade Zone Group Co.
Ltd., A	Trading Companies & Distributors	400	691
Shanghai Yuyuan Tourist Mart Group Co. Ltd., A	Specialty Retail	1,400	1,540
Shanghai Zhangjiang High-Tech Park
Development Co. Ltd., A	Real Estate Management & Development	700	1,147
Shanghai Zhenhua Heavy Industries Co. Ltd., B	Machinery	3,900	967
[a] Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	6,000	4,920
Shanxi Coking Coal Energy Group Co. Ltd.	Oil, Gas & Consumable Fuels	1,480	2,492
Shanxi Lu’an Environmental Energy Development
Co. Ltd., A	Oil, Gas & Consumable Fuels	1,100	2,679
Shanxi Meijin Energy Co. Ltd., A	Metals & Mining	1,400	1,825
Shanxi Securities Co. Ltd.	Capital Markets	820	628
Shanxi Taigang Stainless Steel Co. Ltd., A	Metals & Mining	2,100	1,311
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	400	16,476
Shanying International Holding Co. Ltd., A	Paper & Forest Products	1,100	394
Shenghe Resources Holding Co. Ltd., A	Metals & Mining	700	1,416
Shengyi Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	700	1,458

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Shennan Circuits Co. Ltd., A	Electronic Equipment, Instruments & Components	100	1,043
Shenwan Hongyuan Group Co. Ltd.	Capital Markets	7,400	4,257
[b] Shenwan Hongyuan Group Co. Ltd., 144A	Capital Markets	8,800	1,635
Shenzhen Agricultural Products Group Co. Ltd.	Food & Staples Retailing	400	330
Shenzhen Airport Co. Ltd.	Transportation Infrastructure	700	795
Shenzhen Aisidi Co. Ltd.	Electronic Equipment, Instruments & Components	400	548
Shenzhen Capchem Technology Co. Ltd., A	Chemicals	360	2,262
Shenzhen Dynanonic Co. Ltd., A	Chemicals	50	1,659
Shenzhen Energy Group Co. Ltd.	Independent Power Producers & Energy Traders	1,880	1,728
[a] Shenzhen Everwin Precision Technology Co. Ltd.	Electronic Equipment, Instruments & Components	460	687
Shenzhen Expressway Corp. Ltd., H	Transportation Infrastructure	4,000	3,449
Shenzhen Gas Corp. Ltd., A	Gas Utilities	1,100	1,040
[b] Shenzhen Hepalink Pharmaceutical Group Co.
Ltd., 144A	Pharmaceuticals	500	350
Shenzhen Huaqiang Industry Co. Ltd.	Electronic Equipment, Instruments & Components	400	706
[a] Shenzhen Infogem Technologies Co. Ltd., A	Software	400	538
Shenzhen Inovance Technology Co. Ltd.	Machinery	900	9,041
Shenzhen International Holdings Ltd.	Transportation Infrastructure	7,000	6,870
Shenzhen Investment Ltd.	Real Estate Management & Development	14,000	2,404
Shenzhen Jinjia Group Co. Ltd.	Containers & Packaging	400	418
Shenzhen Kaifa Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	400	618
Shenzhen Kangtai Biological Products Co. Ltd.	Biotechnology	480	2,187
Shenzhen Kedali Industry Co. Ltd., A	Auto Components	100	1,717
Shenzhen Kingdom Sci-Tech Co. Ltd., A	Software	400	595
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., A	Health Care Equipment & Supplies	400	18,267
[a] Shenzhen MTC Co. Ltd.	Household Durables	2,100	1,059
Shenzhen Overseas Chinese Town Co. Ltd.	Hotels, Restaurants & Leisure	2,500	1,926
Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	400	1,899
Shenzhen SC New Energy Technology Corp., A	Semiconductors & Semiconductor Equipment	100	1,648
Shenzhen Sunway Communication Co. Ltd.	Communications Equipment	400	954
Shenzhen Transsion Holdings Co. Ltd., A	Technology Hardware, Storage & Peripherals	216	2,483
Shenzhen Yan Tian Port Holding Co. Ltd., A	Transportation Infrastructure	700	513
Shenzhen YUTO Packaging Technology Co. Ltd.	Containers & Packaging	400	1,912
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A	Metals & Mining	1,100	652
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,600	40,497
[a] Shijiazhuang Changshan BeiMing Technology Co.
Ltd.	Textiles, Apparel & Luxury Goods	400	325
Shijiazhuang Yiling Pharmaceutical Co. Ltd.	Pharmaceuticals	720	3,118
[a,c] Shimao Group Holdings Ltd.	Real Estate Management & Development	8,500	2,217
[a,b] Shimao Services Holdings Ltd., Z, 144A	Real Estate Management & Development	4,000	1,445
Shinghwa Advanced Material Group Co. Ltd., A	Chemicals	100	1,334
Shui On Land Ltd.	Real Estate Management & Development	18,000	2,283
[a] Siasun Robot & Automation Co. Ltd.	Machinery	400	519
Sichuan Chuantou Energy Co. Ltd., A	Independent Power Producers & Energy Traders	1,400	2,475
Sichuan Hebang Biotechnology Co. Ltd., A	Chemicals	3,500	1,538
Sichuan Kelun Pharmaceutical Co. Ltd.	Pharmaceuticals	400	1,538
[a] Sichuan New Energy Power Co. Ltd.	Trading Companies & Distributors	400	1,031
Sichuan Road and Bridge Group Co. Ltd., A	Construction & Engineering	1,800	2,893
Sichuan Swellfun Co. Ltd., A	Beverages	200	2,440
Sichuan Yahua Industrial Group Co. Ltd., A	Chemicals	400	1,344
Sieyuan Electric Co. Ltd.	Electrical Equipment	400	2,210
Silergy Corp.	Semiconductors & Semiconductor Equipment	1,610	22,865
Sinoma International Engineering Co.	Construction & Engineering	700	862
Sinoma Science & Technology Co. Ltd.	Chemicals	700	2,168
Sino-Ocean Group Holding Ltd.	Real Estate Management & Development	14,000	1,955
Sinopec Engineering Group Co. Ltd.	Construction & Engineering	7,500	3,296
[a] Sinopec Oilfield Service Corp.	Energy Equipment & Services	14,000	915
[a] Sinopec Oilfield Service Corp., A	Energy Equipment & Services	1,100	315
Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	1,400	629
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	18,000	3,044
Sinopharm Group Co. Ltd., H	Health Care Providers & Services	6,400	16,269
Sinotrans Ltd., A	Air Freight & Logistics	1,800	999
Sinotrans Ltd., H	Air Freight & Logistics	11,000	3,580
Sinotruk Hong Kong Ltd.	Machinery	3,500	4,879

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

SITC International Holdings Co. Ltd.	Marine	6,000	13,345
[a] Skshu Paint Co. Ltd., A	Chemicals	100	1,645
Skyworth Digital Co. Ltd., A	Communications Equipment	400	806
[b] Smoore International Holdings Ltd., 144A	Tobacco	8,750	13,588
Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	1,100	2,321
SooChow Securities Co. Ltd., A	Capital Markets	1,886	1,780
Southwest Securities Co. Ltd., A	Capital Markets	2,500	1,355
StarPower Semiconductor Ltd., A	Semiconductors & Semiconductor Equipment	100	4,759
[a] STO Express Co. Ltd.	Air Freight & Logistics	400	597
Sun Art Retail Group Ltd.	Food & Staples Retailing	9,000	2,952
[a,c] Sunac China Holdings Ltd.	Real Estate Management & Development	18,000	3,702
[b] Sunac Services Holdings Ltd., 144A	Real Estate Management & Development	4,000	2,152
Sungrow Power Supply Co. Ltd.	Electrical Equipment	500	8,079
Suning Universal Co. Ltd.	Real Estate Management & Development	1,800	859
Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	3,100	36,879
Sunwoda Electronic Co. Ltd., A	Electrical Equipment	700	2,140
Suofeiya Home Collection Co. Ltd.	Household Durables	400	1,050
Suzhou Anjie Technology Co. Ltd., A	Electrical Equipment	400	714
Suzhou Dongshan Precision Manufacturing Co.
Ltd., A	Electronic Equipment, Instruments & Components	700	2,502
[a] Suzhou Gold Mantis Construction Decoration Co.
Ltd.	Construction & Engineering	700	491
Suzhou Maxwell Technologies Co. Ltd.	Electrical Equipment	100	5,952
Suzhou TA&A Ultra Clean Technology Co. Ltd., A	Chemicals	200	1,615
Taiji Computer Corp. Ltd.	IT Services	400	1,626
[a] TAL Education Group, ADR	Diversified Consumer Services	2,191	15,447
Tangshan Jidong Cement Co. Ltd.	Construction Materials	1,100	1,308
TangShan Port Group Co. Ltd., A	Transportation Infrastructure	1,400	554
Tangshan Sanyou Chemical Industries Co. Ltd., A	Chemicals	700	669
TBEA Co. Ltd., A	Electrical Equipment	1,400	4,063
TCL Technology Group Corp.	Household Durables	4,600	2,473
TCL Zhonghuan Renewable Energy Technology
Co. Ltd.	Semiconductors & Semiconductor Equipment	1,100	5,987
Tencent Holdings Ltd.	Interactive Media & Services	29,000	1,241,007
[a] Tencent Music Entertainment Group, ADR	Entertainment	2,933	24,285
The People’s Insurance Co. Group of China
Ltd., H	Insurance	41,000	13,605
Thunder Software Technology Co. Ltd.	Software	200	2,899
Tian Di Science & Technology Co. Ltd., A	Machinery	1,400	1,052
Tianjin Chase Sun Pharmaceutical Co. Ltd.	Pharmaceuticals	1,100	903
Tianma Microelectronics Co. Ltd.	Electronic Equipment, Instruments & Components	800	1,001
[a] Tianqi Lithium Corp., A	Chemicals	500	5,708
Tianshan Aluminum Group Co. Ltd., A	Machinery	700	781
Tianshui Huatian Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	1,100	1,318
[a] Tibet Summit Resources Co. Ltd., A	Metals & Mining	400	1,325
Tingyi Cayman Islands Holding Corp.	Food Products	8,000	14,124
Titan Wind Energy Suzhou Co. Ltd., A	Electrical Equipment	700	1,531
[a] Tongcheng Travel Holdings Ltd.	Internet & Catalog Retail	4,400	10,587
[a] TongFu Microelectronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	400	953
Tongkun Group Co. Ltd., A	Chemicals	700	1,462
Tongling Nonferrous Metals Group Co. Ltd.	Metals & Mining	3,900	1,759
Tongwei Co. Ltd., A	Food Products	1,600	8,922
[a] Topchoice Medical Corp., A	Health Care Providers & Services	100	2,211
Topsec Technologies Group Inc., A	Electrical Equipment	400	578
[b] Topsports International Holdings Ltd., 144A	Specialty Retail	9,000	7,138
Towngas Smart Energy Co. Ltd.	Gas Utilities	6,000	3,013
TravelSky Technology Ltd., H	IT Services	4,000	8,456
Trina Solar Co. Ltd., A	Semiconductors & Semiconductor Equipment	739	6,810
[a] Trip.com Group Ltd., ADR	Internet & Catalog Retail	2,569	88,374
Tsingtao Brewery Co. Ltd., A	Beverages	300	4,661
Tsingtao Brewery Co. Ltd., H	Beverages	2,849	28,143
[a] Tuya Inc., ADR	Software	588	1,123
Unigroup Guoxin Microelectronics Co. Ltd.	Electronic Equipment, Instruments & Components	319	6,078
Uni-President China Holdings Ltd.	Food Products	6,000	6,004
Unisplendour Corp. Ltd.	Electronic Equipment, Instruments & Components	560	1,579

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Universal Scientific Industrial Shanghai Co.
Ltd., A	Electronic Equipment, Instruments & Components	400	938
Valiant Co. Ltd., A	Chemicals	400	848
[a] Vipshop Holdings Ltd., ADR	Internet & Catalog Retail	1,883	25,684
Visual China Group Co. Ltd., A	Internet & Catalog Retail	400	711
Walvax Biotechnology Co. Ltd.	Biotechnology	700	4,066
Wangsu Science & Technology Co. Ltd.	IT Services	700	565
Wanhua Chemical Group Co. Ltd., A	Chemicals	1,100	14,730
Want Want China Holdings Ltd.	Food Products	22,000	14,714
Wanxiang Qianchao Co. Ltd.	Auto Components	1,400	985
[a] Weibo Corp., ADR	Interactive Media & Services	354	6,768
Weichai Power Co. Ltd., A	Machinery	2,500	3,678
Weichai Power Co. Ltd., H	Machinery	10,000	13,427
Weifu High-Technology Group Co. Ltd., A	Auto Components	400	1,025
Weifu High-Technology Group Co. Ltd., B	Auto Components	700	1,181
Weihai Guangwei Composites Co. Ltd., A	Chemicals	200	2,089
Wens Foodstuffs Group Co. Ltd.	Food Products	700	1,986
Western Mining Co. Ltd., A	Metals & Mining	700	1,032
Western Securities Co. Ltd.	Capital Markets	1,800	1,584
Western Superconducting Technologies Co.
Ltd., A	Metals & Mining	119	1,629
Westone Information Industry Inc.	Electronic Equipment, Instruments & Components	400	1,765
Will Semiconductor Co. Ltd. Shanghai, A	Semiconductors & Semiconductor Equipment	200	2,228
Wingtech Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	500	3,800
Winning Health Technology Group Co. Ltd.	Health Care Technology	700	1,040
Wolong Electric Group Co. Ltd., A	Electrical Equipment	400	720
Wuchan Zhongda Group Co. Ltd., A	Distributors	1,800	1,251
Wuhan Guide Infrared Co. Ltd.	Electronic Equipment, Instruments & Components	1,042	1,657
Wuliangye Yibin Co. Ltd., A	Beverages	1,300	33,950
WUS Printed Circuit Kunshan Co. Ltd.	Electronic Equipment, Instruments & Components	700	1,204
[b] WuXi AppTec Co. Ltd., 144A	Life Sciences Tools & Services	1,500	15,846
WuXi AppTec Co. Ltd., A	Life Sciences Tools & Services	900	10,536
[a,b] Wuxi Biologics Cayman Inc., 144A	Life Sciences Tools & Services	17,000	130,360
Wuxi Shangji Automation Co. Ltd., A	Machinery	140	2,142
XCMG Construction Machinery Co. Ltd.	Machinery	2,500	1,832
Xiamen C & D Inc., A	Trading Companies & Distributors	1,100	2,170
Xiamen Faratronic Co. Ltd., A	Electronic Equipment, Instruments & Components	100	2,311
Xiamen ITG Group Corp. Ltd., A	Trading Companies & Distributors	700	722
Xiamen Tungsten Co. Ltd., A	Metals & Mining	500	1,413
Xiangcai Co. Ltd., A	Real Estate Management & Development	700	765
[a,b] Xiaomi Corp., B, 144A	Technology Hardware, Storage & Peripherals	71,400	100,080
Xinhua Winshare Publishing and Media Co.
Ltd., H	Distributors	2,000	1,350
Xinjiang Goldwind Science & Technology Co. Ltd.	Electrical Equipment	1,100	1,749
Xinjiang Goldwind Science & Technology Co.
Ltd., H	Electrical Equipment	3,600	3,206
Xinjiang Tianshan Cement Co. Ltd., A	Construction Materials	700	862
Xinjiang Zhongtai Chemical Co. Ltd., A	Chemicals	1,100	1,186
Xinxing Ductile Iron Pipes Co. Ltd.	Metals & Mining	1,800	950
Xinyangfeng Agricultural Technology Co. Ltd.	Chemicals	400	665
Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	21,000	23,247
[a] XPeng Inc., A	Automobiles	4,900	24,076
Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	5,500	6,124
Xuji Electric Co. Ltd., A	Electrical Equipment	400	1,155
[b] Yadea Group Holdings Ltd., 144A	Automobiles	4,700	7,865
[a] Yango Group Co. Ltd.	Real Estate Management & Development	2,100	571
[b] Yangtze Optical Fibre and Cable Joint Stock Ltd.
Co., 144A	Communications Equipment	1,000	1,781
Yangzhou Yangjie Electronic Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	200	1,520
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	12,600	12,777
Yankuang Energy Group Co. Ltd., A	Oil, Gas & Consumable Fuels	500	2,427
Yankuang Energy Group Co. Ltd., H	Oil, Gas & Consumable Fuels	10,000	30,493
Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	1,100	1,629
Yantai Eddie Precision Machinery Co. Ltd., A	Machinery	440	949
Yantai Jereh Oilfield Services Group Co. Ltd.	Energy Equipment & Services	400	1,614

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

[a] Yatsen Holding Ltd., ADR	Personal Products	1,285	1,876
Yealink Network Technology Corp. Ltd.	Communications Equipment	300	2,627
[a] Yifan Pharmaceutical Co. Ltd.	Pharmaceuticals	400	708
Yifeng Pharmacy Chain Co. Ltd.	Food & Staples Retailing	260	2,399
Yihai International Holding Ltd.	Food Products	2,300	8,133
Yihai Kerry Arawana Holdings Co. Ltd., A	Food Products	700	4,407
Yintai Gold Co. Ltd.	Metals & Mining	700	1,117
Yixintang Pharmaceutical Group Co. Ltd.	Food & Staples Retailing	200	911
YongXing Special Materials Technology Co. Ltd.	Metals & Mining	100	1,332
Yonyou Network Technology Co. Ltd., A	Software	1,280	4,471
Youngor Group Co. Ltd., A	Real Estate Management & Development	1,800	1,647
YTO Express Group Co. Ltd., A	Air Freight & Logistics	1,100	3,194
[a] Yuan Longping High-tech Agriculture Co. Ltd.	Food Products	400	929
Yuexiu Property Co. Ltd.	Real Estate Management & Development	7,000	8,475
Yum China Holdings Inc.	Hotels, Restaurants & Leisure	2,100	118,117
Yunda Holding Co. Ltd., A	Air Freight & Logistics	400	831
Yunnan Aluminium Co. Ltd.	Metals & Mining	1,100	1,768
Yunnan Baiyao Group Co. Ltd.	Pharmaceuticals	600	4,714
Yunnan Botanee Bio-Technology Group Co.
Ltd., A	Personal Products	100	2,157
Yunnan Copper Co. Ltd.	Metals & Mining	700	1,189
Yunnan Energy New Material Co. Ltd.	Containers & Packaging	300	5,693
Yunnan Tin Co. Ltd.	Metals & Mining	600	1,223
[a] Zai Lab Ltd., ADR	Biotechnology	459	14,091
Zhangzhou Pientzehuang Pharmaceutical Co.
Ltd.	Pharmaceuticals	200	8,338
[a] Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	5,500	6,117
Zhefu Holding Group Co. Ltd.	Electrical Equipment	2,100	1,187
[a] Zhejiang Century Huatong Group Co. Ltd., A	Entertainment	2,800	1,542
Zhejiang China Commodities City Group Co.
Ltd., A	Real Estate Management & Development	2,100	1,590
Zhejiang Chint Electrics Co. Ltd., A	Electrical Equipment	500	2,002
Zhejiang Crystal-Optech Co. Ltd.	Electronic Equipment, Instruments & Components	580	988
Zhejiang Dahua Technology Co. Ltd.	Electronic Equipment, Instruments & Components	1,100	1,798
Zhejiang Dingli Machinery Co. Ltd.	Machinery	200	1,383
Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	7,000	5,390
Zhejiang Hailiang Co. Ltd.	Metals & Mining	400	653
Zhejiang Hisoar Pharmaceutical Co. Ltd., A	Pharmaceuticals	400	405
Zhejiang Huace Film & Television Co. Ltd.	Entertainment	400	308
Zhejiang Huahai Pharmaceutical Co. Ltd., A	Pharmaceuticals	400	1,264
Zhejiang Huayou Cobalt Co. Ltd., A	Metals & Mining	400	3,216
Zhejiang Jingsheng Mechanical & Electrical Co.
Ltd., A	Semiconductors & Semiconductor Equipment	500	4,593
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., A	Pharmaceuticals	400	2,453
Zhejiang Juhua Co. Ltd., A	Chemicals	1,100	2,466
Zhejiang Medicine Co. Ltd., A	Pharmaceuticals	400	676
Zhejiang NHU Co. Ltd.	Pharmaceuticals	1,244	3,371
Zhejiang Runtu Co. Ltd.	Chemicals	400	419
Zhejiang Sanhua Intelligent Controls Co. Ltd.	Machinery	400	1,227
Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods	400	303
Zhejiang Supor Co. Ltd.	Household Durables	200	1,430
[a] Zhejiang Wanliyang Co. Ltd.	Machinery	400	465
Zhejiang Weiming Environment Protection Co.
Ltd., A	Commercial Services & Supplies	520	1,393
Zhejiang Weixing New Building Materials Co.
Ltd., A	Building Products	700	2,159
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A	Pharmaceuticals	200	1,593
Zhejiang Yongtai Technology Co. Ltd., A	Chemicals	400	1,262
Zhengzhou Coal Mining Machinery Group Co.
Ltd., A	Machinery	700	1,129
Zheshang Securities Co. Ltd., A	Capital Markets	400	574
[a] Zhihu Inc., ADR	Interactive Media & Services	781	1,015
[a,b] ZhongAn Online P&C Insurance Co. Ltd., 144A	Insurance	3,900	10,743
Zhongji Innolight Co. Ltd.	Machinery	400	1,563
Zhongshan Public Utilities Group Co. Ltd., A	Water Utilities	700	711

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Zhongsheng Group Holdings Ltd.	Specialty Retail	3,000	15,433
Zhongtai Securities Co. Ltd., A	Capital Markets	1,100	1,019
Zhuhai Huafa Properties Co. Ltd., A	Real Estate Management & Development	700	917
Zhuzhou CRRC Times Electric Co. Ltd., A	Electrical Equipment	200	1,577
Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	2,700	13,405
Zhuzhou Hongda Electronics Corp. Ltd., A	Electronic Equipment, Instruments & Components	200	1,276
Zhuzhou Kibing Group Co. Ltd., A	Building Products	700	1,152
Zijin Mining Group Co. Ltd., A	Metals & Mining	7,400	10,695
Zijin Mining Group Co. Ltd., H	Metals & Mining	28,000	37,955
Zoomlion Heavy Industry Science and Technology
Co. Ltd.	Machinery	2,800	2,202
Zoomlion Heavy Industry Science and Technology
Co. Ltd., H	Machinery	7,800	3,688
ZTE Corp.	Communications Equipment	1,400	5,233
ZTE Corp., H	Communications Equipment	4,000	8,815
ZTO Express Cayman Inc.	Air Freight & Logistics	2,200	59,644
			10,033,553
Hong Kong 8.0%
AIA Group Ltd.	Insurance	57,800	642,802
[a] Alibaba Health Information Technology Ltd., A	Health Care Technology	24,000	20,449
[a] Alibaba Pictures Group Ltd., A	Media	70,000	5,112
ASMPT Ltd., A	Semiconductors & Semiconductor Equipment	1,600	11,408
Beijing Enterprises Water Group Ltd., A	Water Utilities	22,000	5,637
Bosideng International Holdings Ltd., A	Household Durables	14,000	6,655
Cafe de Coral Holdings Ltd., A	Hotels, Restaurants & Leisure	2,000	3,818
[a] Cathay Pacific Airways Ltd., A	Airlines	5,000	5,458
Champion REIT, A	Equity Real Estate Investment Trusts (REITs)	11,000	4,341
China Everbright Environment Group Ltd., B	Commercial Services & Supplies	19,000	8,496
China Everbright Ltd., A	Capital Markets	4,000	2,978
China Gas Holdings Ltd., A	Gas Utilities	14,800	21,541
China Mengniu Dairy Co. Ltd., B	Food Products	15,000	68,034
China Power International Development Ltd., H	Independent Power Producers & Energy Traders	21,000	8,879
China Resources Beer Holdings Co. Ltd., A	Beverages	7,553	52,789
China Resources Gas Group Ltd., A	Gas Utilities	4,500	16,893
China Resources Land Ltd., H	Real Estate Management & Development	13,500	61,836
China State Construction International Holdings
Ltd., A	Construction & Engineering	8,000	8,989
China Traditional Chinese Medicine Holdings Co.
Ltd.	Pharmaceuticals	13,000	5,913
CK Asset Holdings Ltd.	Real Estate Management & Development	9,700	59,717
CK Infrastructure Holdings Ltd., A	Electric Utilities	2,900	15,178
CLP Holdings Ltd.	Electric Utilities	7,900	57,644
COSCO SHIPPING Ports Ltd., B	Transportation Infrastructure	10,000	7,944
Dah Sing Banking Group Ltd., A	Banks	2,400	1,722
Dah Sing Financial Holdings Ltd., H	Banks	800	1,853
DFI Retail Group Holdings Ltd., A	Food & Staples Retailing	1,500	4,395
Far East Horizon Ltd.	Diversified Financial Services	7,000	5,471
Geely Automobile Holdings Ltd.	Automobiles	25,000	36,515
Guangdong Investment Ltd.	Water Utilities	14,000	14,332
Guotai Junan International Holdings Ltd.	Capital Markets	13,000	1,199
[a] Haitong International Securities Group Ltd.	Capital Markets	15,600	1,739
Hang Lung Group Ltd.	Real Estate Management & Development	4,000	7,349
Hang Lung Properties Ltd.	Real Estate Management & Development	9,000	17,597
Hang Seng Bank Ltd.	Banks	3,400	56,544
Henderson Land Development Co. Ltd.	Real Estate Management & Development	6,000	20,948
Hong Kong & China Gas Co. Ltd.	Gas Utilities	52,000	49,435
Hong Kong Exchanges & Clearing Ltd.	Capital Markets	6,100	263,540
Hongkong Land Holdings Ltd.	Real Estate Management & Development	4,900	22,540
Huabao International Holdings Ltd.	Chemicals	5,000	2,582
Hutchison Port Holdings Trust	Transportation Infrastructure	26,300	5,102
Hutchison Telecommunications Hong Kong
Holdings Ltd.	Diversified Telecommunication Services	8,000	1,250
Hysan Development Co. Ltd.	Real Estate Management & Development	3,000	9,725
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	930	47,337

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Johnson Electric Holdings Ltd.	Electrical Equipment	2,000	2,519
Kerry Properties Ltd.	Real Estate Management & Development	3,000	6,534
Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	5,500	6,046
Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	18,000	12,846
Link REIT	Equity Real Estate Investment Trusts (REITs)	10,500	77,086
Man Wah Holdings Ltd.	Household Durables	8,000	7,964
[a] Melco International Development Ltd.	Hotels, Restaurants & Leisure	4,000	4,336
MTR Corp. Ltd.	Road & Rail	7,000	37,085
New World Development Co. Ltd.	Real Estate Management & Development	7,000	19,731
NWS Holdings Ltd.	Industrial Conglomerates	7,000	6,054
Orient Overseas International Ltd.	Marine	700	12,646
PCCW Ltd.	Diversified Telecommunication Services	21,000	9,471
Power Assets Holdings Ltd.	Electric Utilities	7,000	38,341
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	3,000	3,709
Shougang Fushan Resources Group Ltd.	Metals & Mining	8,000	2,552
Sino Biopharmaceutical Ltd.	Pharmaceuticals	49,000	28,691
Sino Land Co. Ltd.	Real Estate Management & Development	17,500	21,884
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	7,000	95,785
[a] Super Hi International Holding Ltd.	Hotels, Restaurants & Leisure	520	662
Swire Pacific Ltd., A	Real Estate Management & Development	2,000	17,604
Swire Pacific Ltd., B	Real Estate Management & Development	5,000	6,803
Swire Properties Ltd.	Real Estate Management & Development	4,200	10,676
Techtronic Industries Co. Ltd.	Household Durables	6,500	72,537
The Bank of East Asia Ltd., A	Banks	5,000	6,060
The Wharf Holdings Ltd.	Real Estate Management & Development	5,000	14,702
United Energy Group Ltd.	Oil, Gas & Consumable Fuels	36,000	3,552
Vinda International Holdings Ltd.	Household Products	1,000	2,947
[a] Vitasoy International Holdings Ltd.	Food Products	3,500	7,202
VTech Holdings Ltd.	Communications Equipment	800	5,156
[b] WH Group Ltd., 144A	Food Products	38,500	22,395
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	7,000	40,807
Xinyi Glass Holdings Ltd.	Auto Components	9,625	17,931
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,500	4,915
			2,300,915
India 17.4%
3M India Ltd.	Industrial Conglomerates	14	3,713
Aarti Industries Ltd.	Chemicals	931	6,866
Aarti Pharmalabs Ltd.	Pharmaceuticals	266	1,221
ABB India Ltd.	Electrical Equipment	210	6,811
ACC Ltd.	Construction Materials	364	10,743
Adani Enterprises Ltd.	Trading Companies & Distributors	1,309	61,049
[a] Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	1,957	45,697
Adani Ports & Special Economic Zone Ltd.	Transportation Infrastructure	3,945	39,011
[a] Adani Power Ltd.	Independent Power Producers & Energy Traders	4,809	17,413
Adani Total Gas Ltd.	Gas Utilities	1,334	59,546
[a] Adani Transmission Ltd.	Electric Utilities	1,239	38,778
[a] Adani Wilmar Ltd.	Food Products	770	5,749
[a] Aditya Birla Capital Ltd.	Diversified Financial Services	2,402	4,361
Alkem Laboratories Ltd.	Pharmaceuticals	130	4,722
Ambuja Cements Ltd.	Construction Materials	3,420	21,666
Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	490	26,520
Ashok Leyland Ltd.	Machinery	7,070	12,255
Asian Paints Ltd.	Chemicals	2,195	81,928
Astral Ltd.	Building Products	438	10,398
[b] AU Small Finance Bank Ltd., 144A	Banks	1,568	12,404
Aurobindo Pharma Ltd.	Pharmaceuticals	1,316	6,972
[a,b] Avenue Supermarts Ltd., 144A	Food & Staples Retailing	704	34,624
Axis Bank Ltd.	Banks	11,102	125,305
Bajaj Auto Ltd.	Automobiles	343	14,992
Bajaj Finance Ltd.	Consumer Finance	1,152	91,558
Bajaj Finserv Ltd.	Diversified Financial Services	1,820	34,052
Bajaj Holdings & Investment Ltd.	Diversified Financial Services	130	9,022
Balkrishna Industries Ltd.	Auto Components	392	10,099
[a,b] Bandhan Bank Ltd., 144A	Banks	3,997	11,315

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Bank of Baroda	Banks	5,166	11,596
Bank of India	Banks	2,401	2,561
Bata India Ltd.	Textiles, Apparel & Luxury Goods	308	6,140
Bayer CropScience Ltd.	Chemicals	60	3,581
Berger Paints India Ltd.	Chemicals	1,208	8,489
Bharat Electronics Ltd.	Aerospace & Defense	16,349	19,742
Bharat Forge Ltd.	Auto Components	1,239	13,177
Bharat Heavy Electricals Ltd.	Electrical Equipment	4,620	4,423
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	4,550	18,177
Bharti Airtel Ltd.	Wireless Telecommunication Services	735	3,852
Bharti Airtel Ltd.	Wireless Telecommunication Services	11,389	110,972
Biocon Ltd.	Biotechnology	2,205	6,979
Bosch Ltd.	Auto Components	42	8,765
Britannia Industries Ltd.	Food Products	560	29,157
Canara Bank Ltd.	Banks	1,862	7,502
Castrol India Ltd.	Chemicals	2,464	3,668
[a] CG Power & Industrial Solutions Ltd.	Electrical Equipment	3,458	11,298
Cholamandalam Investment and Finance Co. Ltd.	Consumer Finance	2,016	17,616
Cipla Ltd.	Pharmaceuticals	2,534	32,956
Coal India Ltd.	Oil, Gas & Consumable Fuels	9,387	25,535
Coforge Ltd.	IT Services	179	8,404
Colgate-Palmolive India Ltd.	Personal Products	651	12,089
Container Corp. Of India Ltd.	Road & Rail	1,155	10,314
Coromandel International Ltd.	Chemicals	553	5,930
Cummins India Ltd.	Machinery	662	11,046
Dabur India Ltd.	Personal Products	2,874	19,505
Dalmia Bharat Ltd.	Construction Materials	329	7,408
Deepak Nitrite Ltd.	Chemicals	371	8,903
Divi’s Laboratories Ltd.	Life Sciences Tools & Services	592	24,424
Dixon Technologies India Ltd.	Household Durables	179	8,448
DLF Ltd.	Real Estate Management & Development	3,010	13,644
[b] Dr Lal PathLabs Ltd., 144A	Health Care Providers & Services	175	4,782
Dr Reddy’s Laboratories Ltd.	Pharmaceuticals	599	30,682
Eicher Motors Ltd.	Automobiles	693	27,038
Emami Ltd.	Personal Products	707	3,632
Embassy Office Parks REIT	Equity Real Estate Investment Trusts (REITs)	2,672	10,854
Exide Industries Ltd.	Auto Components	2,195	4,782
Federal Bank Ltd.	Banks	6,570	11,043
[a] FSN E-Commerce Ventures Ltd.	Internet & Catalog Retail	1,743	3,262
GAIL India Ltd.	Gas Utilities	13,330	15,476
[b] General Insurance Corp. of India, 144A	Insurance	518	1,119
Gillette India Ltd.	Personal Products	42	2,555
GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	200	3,188
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	707	3,625
[a] GMR Airports Infrastructure Ltd.	Construction & Engineering	11,897	5,716
[a] Godrej Consumer Products Ltd.	Personal Products	1,652	17,454
[a] Godrej Industries Ltd.	Chemicals	420	2,183
[a] Godrej Properties Ltd.	Real Estate Management & Development	441	6,528
Grasim Industries Ltd.	Construction Materials	1,911	39,812
Gujarat Fluorochemicals Ltd.	Chemicals	172	6,468
Gujarat Gas Ltd.	Gas Utilities	707	4,155
Havells India Ltd.	Electrical Equipment	1,204	16,008
HCL Technologies Ltd.	IT Services	5,408	67,938
[b] HDFC Asset Management Co. Ltd., 144A	Capital Markets	280	7,383
[b] HDFC Life Insurance Co. Ltd., 144A	Insurance	4,830	33,059
Hero MotoCorp Ltd.	Automobiles	595	19,698
Hindalco Industries Ltd.	Metals & Mining	6,962	39,834
Hindustan Aeronautics Ltd.	Aerospace & Defense	413	12,636
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,458	9,829
Hindustan Unilever Ltd.	Household Products	4,344	134,476
Hindustan Zinc Ltd.	Metals & Mining	1,208	4,697
Honeywell Automation India Ltd.	Electronic Equipment, Instruments & Components	8	4,033
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	8,484	270,487
ICICI Bank Ltd.	Banks	7,567	81,483
[b] ICICI Lombard General Insurance Co. Ltd., 144A	Insurance	1,187	17,745

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

[b] ICICI Prudential Life Insurance Co. Ltd., 144A	Insurance	1,908	10,408
[a] IDFC First Bank Ltd.	Banks	15,687	11,150
Indian Hotels Co. Ltd.	Hotels, Restaurants & Leisure	4,078	15,707
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	20,323	18,793
Indian Railway Catering & Tourism Corp. Ltd.	Commercial Services & Supplies	1,271	9,828
[b] Indian Railway Finance Corp. Ltd., 144A	Diversified Financial Services	4,620	1,818
Indraprastha Gas Ltd.	Gas Utilities	1,743	8,721
Indus Towers Ltd.	Diversified Telecommunication Services	4,361	10,039
Info Edge India Ltd.	Interactive Media & Services	375	17,823
Infosys Ltd.	IT Services	17,185	313,289
[a,b] InterGlobe Aviation Ltd., 144A	Airlines	473	11,479
Ipca Laboratories Ltd.	Pharmaceuticals	693	7,062
ITC Ltd.	Tobacco	14,252	57,117
Jindal Steel & Power Ltd.	Metals & Mining	1,964	13,783
JSW Energy Ltd.	Independent Power Producers & Energy Traders	1,859	6,463
JSW Steel Ltd.	Metals & Mining	4,988	46,308
Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	1,820	11,243
Kansai Nerolac Paints Ltd.	Chemicals	676	3,589
L&T Finance Holdings Ltd.	Diversified Financial Services	4,498	4,744
[b] L&T Technology Services Ltd., 144A	Professional Services	133	5,922
Larsen & Toubro Ltd.	Construction & Engineering	3,339	84,183
[b] Laurus Labs Ltd., 144A	Pharmaceuticals	1,806	8,192
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	1,673	8,375
Linde India Ltd.	Chemicals	105	4,359
[b] LTIMindtree Ltd., 144A, Reg S	IT Services	377	19,893
Lupin Ltd.	Pharmaceuticals	1,229	10,900
Macrotech Developers Ltd.	Real Estate Management & Development	385	5,077
Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	3,031	8,595
Mahindra & Mahindra Ltd.	Automobiles	4,445	67,118
[a] Mangalore Refinery & Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	781	530
Marico Ltd.	Personal Products	2,615	16,116
Maruti Suzuki India Ltd.	Automobiles	658	66,767
[a] Max Financial Services Ltd.	Insurance	1,225	10,032
[a] Max Healthcare Institute Ltd.	Health Care Providers & Services	3,609	19,175
Mphasis Ltd.	IT Services	452	10,779
MRF Ltd.	Auto Components	12	12,842
Muthoot Finance Ltd.	Consumer Finance	539	6,926
Nestle India Ltd.	Food Products	179	42,421
NHPC Ltd.	Independent Power Producers & Energy Traders	11,564	5,556
[b] Nippon Life India Asset Management Ltd., 144A	Capital Markets	791	2,382
NMDC Ltd.	Metals & Mining	5,726	8,517
NMDC Steel Ltd.	Metals & Mining	6,544	2,931
NTPC Ltd.	Independent Power Producers & Energy Traders	21,826	43,913
Oberoi Realty Ltd.	Real Estate Management & Development	420	4,406
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	17,346	30,769
Oil India Ltd.	Oil, Gas & Consumable Fuels	1,712	4,308
One 97 Communications Ltd.	IT Services	459	2,946
Oracle Financial Services Software Ltd.	Software	119	4,349
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	29	15,016
[a] PB Fintech Ltd.	Insurance	788	4,270
Persistent Systems Ltd.	IT Services	245	11,463
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	3,805	9,909
PI Industries Ltd.	Chemicals	364	15,047
Pidilite Industries Ltd.	Chemicals	746	22,995
Piramal Enterprises Ltd.	Pharmaceuticals	634	6,348
Polycab India Ltd.	Electrical Equipment	133	4,130
Power Finance Corp. Ltd.	Diversified Financial Services	5,985	10,211
Power Grid Corp. of India Ltd.	Electric Utilities	14,889	38,460
Punjab National Bank	Banks	5,611	3,829
Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	690	6,103
[a,b] RBL Bank Ltd., 144A	Banks	2,380	5,161
REC Ltd.	Diversified Financial Services	6,365	8,963
Relaxo Footwears Ltd.	Textiles, Apparel & Luxury Goods	368	4,048
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	16,261	500,665
Samvardhana Motherson International Ltd.	Auto Components	8,687	7,786

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

SBI Cards & Payment Services Ltd.	Consumer Finance	1,453	13,972
[b] SBI Life Insurance Co. Ltd., 144A	Insurance	2,090	31,106
Schaeffler India Ltd.	Machinery	200	6,640
Shree Cement Ltd.	Construction Materials	67	18,861
Shriram Transport Finance Co. Ltd.	Consumer Finance	1,008	16,776
Siemens Ltd.	Industrial Conglomerates	392	13,392
[b] Sona Blw Precision Forgings Ltd., 144A	Auto Components	1,288	6,531
SRF Ltd.	Chemicals	690	19,102
[a] Star Health & Allied Insurance Co. Ltd.	Insurance	410	2,807
State Bank of India	Banks	8,894	65,977
Steel Authority of India Ltd.	Metals & Mining	7,049	7,042
Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	5,236	63,379
Sun TV Network Ltd.	Media	501	2,947
Tata Communications Ltd.	Diversified Telecommunication Services	448	6,901
Tata Consultancy Services Ltd.	IT Services	4,935	194,268
Tata Consumer Products Ltd.	Food Products	3,003	27,839
Tata Elxsi Ltd.	Software	168	12,765
[a] Tata Motors Ltd.	Automobiles	1,792	4,455
[a] Tata Motors Ltd., A	Automobiles	9,167	42,987
Tata Steel Ltd.	Metals & Mining	39,151	53,310
[a] Tata Teleservices Maharashtra Ltd.	Diversified Telecommunication Services	2,555	2,864
Tech Mahindra Ltd.	IT Services	2,870	35,260
The Tata Power Co. Ltd.	Electric Utilities	8,141	20,439
Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	2,002	62,857
Torrent Pharmaceuticals Ltd.	Pharmaceuticals	469	8,790
Torrent Power Ltd.	Electric Utilities	1,040	6,189
Trent Ltd.	Multiline Retail	910	14,864
Tube Investments of India Ltd.	Auto Components	490	16,439
TVS Motor Co. Ltd.	Automobiles	854	11,204
UltraTech Cement Ltd.	Construction Materials	546	45,928
Union Bank of India Ltd.	Banks	5,621	5,463
United Breweries Ltd.	Beverages	266	5,465
[a] United Spirits Ltd.	Beverages	1,288	13,662
UNO Minda Ltd.	Auto Components	847	5,336
UPL Ltd.	Chemicals	2,625	22,723
Varun Beverages Ltd.	Beverages	1,008	16,114
Vedanta Ltd.	Metals & Mining	6,052	22,561
[a] Vodafone Idea Ltd.	Wireless Telecommunication Services	20,979	2,003
Voltas Ltd.	Construction & Engineering	952	9,204
Whirlpool of India Ltd.	Household Durables	158	2,859
Wipro Ltd.	IT Services	6,255	29,695
[a] Yes Bank Ltd.	Banks	62,339	15,523
Zee Entertainment Enterprises Ltd.	Media	4,053	11,760
[a] Zomato Ltd.	Internet & Catalog Retail	20,160	14,451
Zydus Lifesciences Ltd.	Pharmaceuticals	1,183	6,005
			4,999,513
Indonesia 2.2%
Adaro Energy Indonesia Tbk PT, B	Oil, Gas & Consumable Fuels	63,400	15,679
Astra Agro Lestari Tbk PT, H	Food Products	2,500	1,289
Astra International Tbk PT, H	Automobiles	95,900	35,114
Avia Avian Tbk PT	Chemicals	58,500	2,367
Bank Central Asia Tbk PT, A	Banks	270,200	148,400
Bank Danamon Indonesia Tbk PT, H	Banks	4,200	737
Bank Mandiri Persero Tbk PT, A	Banks	100,100	63,818
Bank Negara Indonesia Persero Tbk PT, H	Banks	37,100	21,985
Bank Rakyat Indonesia Persero Tbk PT, A	Banks	330,400	104,845
Bank Syariah Indonesia Tbk PT	Banks	16,487	1,366
Barito Pacific Tbk PT, A	Chemicals	121,308	5,883
Bukit Asam Tbk PT, A	Oil, Gas & Consumable Fuels	20,300	4,812
[a] Bumi Serpong Damai Tbk PT, A	Real Estate Management & Development	44,100	2,606
Charoen Pokphand Indonesia Tbk PT, A	Food Products	36,800	13,356
Dayamitra Telekomunikasi PT	Diversified Telecommunication Services	116,900	6,007
Elang Mahkota Teknologi Tbk PT	Media	148,800	9,845
First Pacific Co. Ltd.	Diversified Financial Services	14,000	4,179

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Gudang Garam Tbk PT	Tobacco	2,500	2,891
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	44,500	2,401
Indah Kiat Pulp & Paper Tbk PT	Paper & Forest Products	12,600	7,062
Indocement Tunggal Prakarsa Tbk PT	Construction Materials	9,100	5,787
Indofood CBP Sukses Makmur Tbk PT	Food Products	10,900	7,002
Indofood Sukses Makmur Tbk PT	Food Products	21,400	9,245
[a] Jasa Marga Persero Tbk PT	Transportation Infrastructure	11,200	2,144
Kalbe Farma Tbk PT	Pharmaceuticals	92,400	12,405
Mayora Indah Tbk PT	Food Products	19,600	3,148
[a] Media Nusantara Citra Tbk PT	Media	21,700	1,032
[a] MNC Digital Entertainment Tbk PT	Entertainment	8,100	2,508
Perusahaan Gas Negara Tbk PT	Gas Utilities	50,100	5,664
Sarana Menara Nusantara Tbk PT	Diversified Telecommunication Services	123,900	8,755
Semen Indonesia Persero Tbk PT	Construction Materials	16,454	6,949
[a] Smartfren Telecom Tbk PT	Wireless Telecommunication Services	508,955	2,158
Sumber Alfaria Trijaya Tbk PT	Food & Staples Retailing	94,500	16,086
Surya Citra Media Tbk PT	Media	140,000	1,853
Telkom Indonesia Persero Tbk PT, B	Diversified Telecommunication Services	230,700	55,572
Tower Bersama Infrastructure Tbk PT	Diversified Telecommunication Services	20,300	2,999
Unilever Indonesia Tbk PT	Household Products	27,700	8,363
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	7,700	12,897
[a] Vale Indonesia Tbk PT	Metals & Mining	10,500	4,789
XL Axiata Tbk PT	Wireless Telecommunication Services	18,900	2,598
			626,596
Italy 0.0%†
PRADA SpA	Textiles, Apparel & Luxury Goods	2,100	11,865

Luxembourg 0.0%†
L’Occitane International SA	Specialty Retail	2,250	7,019
Macau 0.4%
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	10,000	66,112
[a] MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	4,400	4,848
[a] Sands China Ltd.	Hotels, Restaurants & Leisure	11,200	37,166
[a] SJM Holdings Ltd.	Hotels, Restaurants & Leisure	11,500	6,660
[a] Wynn Macau Ltd.	Hotels, Restaurants & Leisure	7,600	8,472
			123,258
Malaysia 1.9%
Alliance Bank Malaysia Bhd, A	Banks	6,000	4,999
AMMB Holdings Bhd	Beverages	10,500	9,868
Astro Malaysia Holdings Bhd, A	Media	6,000	885
Axiata Group Bhd, A	Wireless Telecommunication Services	22,800	15,994
British American Tobacco Malaysia Bhd, A	Tobacco	700	1,783
CIMB Group Holdings Bhd, A	Banks	31,200	41,081
Dialog Group Bhd, A	Energy Equipment & Services	20,300	11,291
DiGi.Com Bhd	Wireless Telecommunication Services	13,300	12,077
FGV Holdings Bhd	Food Products	3,200	959
Fraser & Neave Holdings Bhd	Beverages	600	2,939
Gamuda Bhd	Construction & Engineering	10,900	9,279
Genting Bhd	Hotels, Restaurants & Leisure	11,200	11,391
Genting Malaysia Bhd	Hotels, Restaurants & Leisure	14,000	8,549
Hartalega Holdings Bhd	Health Care Equipment & Supplies	7,900	3,049
Hong Leong Bank Bhd	Banks	3,200	14,936
Hong Leong Financial Group Bhd	Banks	1,100	4,645
IHH Healthcare Bhd	Health Care Providers & Services	10,200	14,403
IJM Corp. Bhd	Construction & Engineering	15,400	5,594
IOI Corp. Bhd	Food Products	13,300	12,228
Kuala Lumpur Kepong Bhd	Food Products	2,100	10,660
Malayan Banking Bhd	Banks	34,300	67,743
[a] Malaysia Airports Holdings Bhd	Transportation Infrastructure	4,550	6,776
Maxis Bhd	Wireless Telecommunication Services	10,200	8,892
MISC Bhd	Marine	8,800	14,983
[b] MR DIY Group M Bhd, 144A	Specialty Retail	11,100	5,040
Nestle Malaysia Bhd	Food Products	270	8,581

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Petronas Chemicals Group Bhd	Chemicals	14,000	27,332
Petronas Dagangan Bhd	Oil, Gas & Consumable Fuels	1,400	7,310
Petronas Gas Bhd	Gas Utilities	2,900	11,271
PPB Group Bhd	Food Products	2,800	11,086
Press Metal Aluminium Holdings Bhd	Metals & Mining	17,500	19,387
Public Bank Bhd	Banks	68,600	67,276
QL Resources Bhd	Food Products	5,700	7,130
RHB Bank Bhd	Banks	8,100	10,647
Sime Darby Bhd	Industrial Conglomerates	17,700	9,242
Sime Darby Plantation Bhd	Food Products	17,900	18,895
Telekom Malaysia Bhd	Diversified Telecommunication Services	4,200	5,149
Tenaga Nasional Bhd	Electric Utilities	14,700	32,136
Top Glove Corp. Bhd	Health Care Equipment & Supplies	26,300	5,403
Westports Holdings Bhd	Transportation Infrastructure	3,500	3,019
YTL Corp. Bhd	Multi-Utilities	20,713	2,727
			546,635
Pakistan 0.0%†
Fauji Fertilizer Co. Ltd.	Chemicals	3,500	1,526
Habib Bank Ltd.	Banks	3,500	985
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	3,500	1,232
Pakistan Petroleum Ltd.	Oil, Gas & Consumable Fuels	3,507	1,056
			4,799
Philippines 0.8%
Aboitiz Power Corp., A	Independent Power Producers & Energy Traders	8,100	4,949
ACEN Corp.	Independent Power Producers & Energy Traders	32,940	4,504
Alliance Global Group Inc., A	Industrial Conglomerates	19,300	4,121
Ayala Corp., A	Diversified Financial Services	1,400	17,460
Ayala Land Inc., A	Real Estate Management & Development	35,700	19,731
Bank of the Philippine Islands, A	Banks	8,890	16,272
BDO Unibank Inc., A	Banks	11,844	22,465
[a] Bloomberry Resorts Corp., H	Hotels, Restaurants & Leisure	15,100	2,073
[a] Converge Information and Communications
Technology Solutions Inc.	Diversified Telecommunication Services	10,200	2,907
DMCI Holdings Inc., A	Industrial Conglomerates	17,900	3,854
[a] Emperador Inc.	Beverages	11,900	4,399
Globe Telecom Inc.	Wireless Telecommunication Services	152	5,946
GT Capital Holdings Inc.	Diversified Financial Services	530	4,137
International Container Terminal Services Inc.	Transportation Infrastructure	4,970	17,837
JG Summit Holdings Inc.	Industrial Conglomerates	15,060	13,593
Jollibee Foods Corp.	Hotels, Restaurants & Leisure	2,140	8,832
LT Group Inc.	Industrial Conglomerates	15,800	2,608
Manila Electric Co.	Electric Utilities	1,330	7,131
Megaworld Corp.	Real Estate Management & Development	63,000	2,261
Metro Pacific Investments Corp.	Diversified Financial Services	35,000	2,148
Metropolitan Bank & Trust Co.	Banks	8,980	8,702
[b] Monde Nissin Corp., 144A	Food Products	36,400	7,237
PLDT Inc.	Wireless Telecommunication Services	385	9,099
Puregold Price Club Inc.	Food & Staples Retailing	5,360	3,357
San Miguel Corp.	Industrial Conglomerates	1,910	3,186
Semirara Mining & Power Corp.	Oil, Gas & Consumable Fuels	5,600	3,467
SM Prime Holdings Inc.	Real Estate Management & Development	52,500	33,444
Universal Robina Corp.	Food Products	3,640	8,883
			244,603
Singapore 3.7%
[b] BOC Aviation Ltd., A, 144A	Trading Companies & Distributors	1,100	9,182
CapitaLand Ascendas REIT, A	Equity Real Estate Investment Trusts (REITs)	16,100	32,892
CapitaLand Ascott Trust, A	Equity Real Estate Investment Trusts (REITs)	9,100	7,124
CapitaLand Integrated Commercial Trust, A	Equity Real Estate Investment Trusts (REITs)	23,800	36,200
Capitaland Investment Ltd.	Real Estate Management & Development	12,600	34,760
City Developments Ltd., H	Real Estate Management & Development	2,100	12,886
ComfortDelGro Corp. Ltd., H	Road & Rail	10,200	9,354
DBS Group Holdings Ltd., A	Banks	8,800	222,559

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Frasers Logistics & Commercial Trust	Equity Real Estate Investment Trusts (REITs)	14,000	12,109
Genting Singapore Ltd.	Hotels, Restaurants & Leisure	28,700	20,436
Jardine Cycle & Carriage Ltd.	Distributors	400	8,530
Keppel Corp. Ltd.	Industrial Conglomerates	6,300	34,102
Keppel DC REIT	Equity Real Estate Investment Trusts (REITs)	6,300	8,314
Keppel REIT	Equity Real Estate Investment Trusts (REITs)	8,400	5,699
Mapletree Industrial Trust	Equity Real Estate Investment Trusts (REITs)	9,500	15,725
Mapletree Logistics Trust	Equity Real Estate Investment Trusts (REITs)	16,100	19,087
Mapletree Pan Asia Commercial Trust	Equity Real Estate Investment Trusts (REITs)	10,900	13,572
NETLINK NBN TRUST	Diversified Telecommunication Services	14,000	8,664
Olam Group Ltd.	Food & Staples Retailing	4,000	4,354
Oversea-Chinese Banking Corp. Ltd.	Banks	17,200	156,200
[a] SATS Ltd.	Transportation Infrastructure	3,300	6,988
Sembcorp Industries Ltd.	Industrial Conglomerates	4,600	11,593
[a] Sembcorp Marine Ltd.	Machinery	58,800	6,050
[a] SIA Engineering Co. Ltd.	Transportation Infrastructure	1,100	1,919
[a] Singapore Airlines Ltd.	Airlines	6,300	25,976
Singapore Exchange Ltd.	Capital Markets	3,850	25,692
Singapore Post Ltd.	Air Freight & Logistics	7,700	2,985
Singapore Technologies Engineering Ltd.	Aerospace & Defense	7,600	18,983
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	36,400	69,750
StarHub Ltd.	Wireless Telecommunication Services	2,800	2,171
Suntec Real Estate Investment Trust	Equity Real Estate Investment Trusts (REITs)	10,500	10,804
United Overseas Bank Ltd.	Banks	6,200	141,918
UOL Group Ltd.	Real Estate Management & Development	2,100	10,522
Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	1,313	16,701
Wilmar International Ltd.	Food Products	10,500	32,646
[a] Yangzijiang Financial Holding Ltd.	Capital Markets	12,600	3,335
Yanlord Land Group Ltd.	Real Estate Management & Development	2,800	2,129
			1,061,911
South Korea 11.9%
[a] Alteogen Inc., A	Biotechnology	168	5,082
Amorepacific Corp., H	Personal Products	144	15,658
AMOREPACIFIC Group, A	Personal Products	147	4,057
BGF retail Co. Ltd.	Food & Staples Retailing	32	5,327
BNK Financial Group Inc., H	Banks	1,481	7,613
Celltrion Healthcare Co. Ltd., A	Health Care Providers & Services	491	22,521
Celltrion Inc., A	Biotechnology	535	67,906
[a] Celltrion Pharm Inc., A	Pharmaceuticals	100	5,291
Cheil Worldwide Inc., A	Media	357	6,508
CJ CheilJedang Corp., A	Food Products	39	11,735
CJ Corp., A	Industrial Conglomerates	60	3,991
CJ ENM Co. Ltd., A	Internet & Catalog Retail	55	4,554
[a] CJ Logistics Corp., A	Road & Rail	42	3,112
Coway Co. Ltd.	Household Durables	280	12,378
[a] Daewoo Engineering & Construction Co. Ltd., A	Construction & Engineering	854	2,823
[a] Daewoo Shipbuilding & Marine Engineering Co.
Ltd., A	Machinery	245	3,672
DB Insurance Co. Ltd., A	Insurance	217	11,206
DGB Financial Group Inc., A	Banks	781	4,317
DL E&C Co. Ltd., A	Construction & Engineering	154	4,110
DL Holdings Co. Ltd., A	Construction & Engineering	63	2,949
Dongsuh Companies Inc., A	Food & Staples Retailing	154	2,460
Doosan Bobcat Inc., A	Machinery	109	2,983
[a] Doosan Enerbility Co. Ltd., H	Electrical Equipment	1,936	23,578
Ecopro BM Co. Ltd.	Electrical Equipment	196	14,276
[a] E-MART Inc., A	Food & Staples Retailing	102	7,905
F&F Co. Ltd. / New	Textiles, Apparel & Luxury Goods	79	9,028
Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	245	6,442
Green Cross Corp.	Biotechnology	28	2,868
GS Engineering & Construction Corp.	Construction & Engineering	308	5,152
[a] GS Holdings Corp.	Oil, Gas & Consumable Fuels	252	8,729
GS Retail Co. Ltd.	Food & Staples Retailing	189	4,207
Hana Financial Group Inc.	Banks	1,372	45,625

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

[a] Hanjin Kal Corp.	Airlines	111	3,287
Hankook Tire & Technology Co. Ltd.	Auto Components	364	8,967
Hanmi Pharm Co. Ltd.	Pharmaceuticals	28	6,599
Hanmi Science Co. Ltd.	Pharmaceuticals	79	2,027
Hanon Systems	Auto Components	837	5,355
Hanssem Co. Ltd.	Household Durables	53	1,869
Hanwha Aerospace Co. Ltd.	Aerospace & Defense	168	9,778
Hanwha Corp.	Industrial Conglomerates	200	4,057
Hanwha Corp.	Industrial Conglomerates	88	964
[a] Hanwha Life Insurance Co. Ltd.	Insurance	1,439	3,152
[a] Hanwha Solutions Corp.	Chemicals	560	19,043
HD Hyundai Co. Ltd.	Machinery	245	11,063
Hite Jinro Co. Ltd.	Beverages	154	3,112
HL Mando Co. Ltd.	Auto Components	112	3,569
[a] HLB Inc.	Leisure Products	423	9,500
HMM Co. Ltd.	Marine	1,428	22,078
Hotel Shilla Co. Ltd.	Specialty Retail	158	10,383
[a] HYBE Co. Ltd.	Entertainment	91	12,486
Hyundai Department Store Co. Ltd.	Multiline Retail	74	3,453
[a] Hyundai Doosan Infracore Co. Ltd.	Machinery	648	4,100
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	357	9,853
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	91	11,766
[a] Hyundai Heavy Industries Co. Ltd.	Machinery	70	6,422
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	306	7,127
[a] Hyundai Mipo Dockyard Co. Ltd.	Machinery	103	6,883
Hyundai Mobis Co. Ltd.	Auto Components	287	45,507
Hyundai Motor Co.	Automobiles	672	80,247
Hyundai Steel Co.	Metals & Mining	371	8,978
Hyundai Wia Corp.	Auto Components	84	3,285
Iljin Materials Co. Ltd.	Electronic Equipment, Instruments & Components	88	3,612
[a] Industrial Bank of Korea	Banks	1,274	9,894
[a] Kakao Corp.	Interactive Media & Services	1,498	62,905
[a] Kakao Games Corp.	Entertainment	137	4,838
[a] KakaoBank Corp.	Banks	767	14,739
[a] Kakaopay Corp.	IT Services	105	4,501
[a] Kangwon Land Inc.	Hotels, Restaurants & Leisure	427	7,834
KB Financial Group Inc.	Banks	1,869	71,686
KCC Corp.	Building Products	22	3,558
KEPCO Plant Service & Engineering Co. Ltd.	Commercial Services & Supplies	116	3,046
Kia Corp.	Automobiles	1,232	57,776
Korea Aerospace Industries Ltd.	Aerospace & Defense	350	14,089
[a] Korea Electric Power Corp.	Electric Utilities	1,253	21,602
Korea Gas Corp.	Gas Utilities	133	3,808
Korea Investment Holdings Co. Ltd.	Capital Markets	182	7,671
[a] Korea Shipbuilding & Offshore Engineering Co.
Ltd.	Machinery	214	11,965
Korea Zinc Co. Ltd.	Metals & Mining	42	18,733
[a] Korean Air Lines Co. Ltd.	Airlines	875	15,881
[a] Krafton Inc.	Entertainment	133	17,670
KT&G Corp.	Tobacco	529	38,279
Kumho Petrochemical Co. Ltd.	Chemicals	84	8,370
[a] L&F Co. Ltd.	Electronic Equipment, Instruments & Components	109	14,956
LG Chem Ltd.	Chemicals	226	107,236
LG Corp.	Industrial Conglomerates	434	26,805
LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	1,106	10,889
LG Electronics Inc.	Household Durables	532	36,392
[a] LG Energy Solution Ltd.	Electrical Equipment	161	55,449
LG H&H Co. Ltd.	Personal Products	40	22,839
LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	70	13,978
LG Uplus Corp.	Diversified Telecommunication Services	1,054	9,211
Lotte Chemical Corp.	Chemicals	74	10,446
Lotte Chilsung Beverage Co. Ltd.	Beverages	18	2,505
Lotte Corp.	Industrial Conglomerates	133	3,240
LOTTE Fine Chemical Co. Ltd.	Chemicals	84	3,767
Lotte Shopping Co. Ltd.	Multiline Retail	56	4,030

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

LS Corp.	Electrical Equipment	81	4,465
Meritz Financial Group Inc.	Diversified Financial Services	137	4,626
Mirae Asset Securities Co. Ltd.	Capital Markets	1,309	6,294
Mirae Asset Securities Co. Ltd.	Capital Markets	721	2,041
NAVER Corp.	Interactive Media & Services	693	97,278
NCSoft Corp.	Entertainment	73	25,863
[b] Netmarble Corp., 144A	Software	88	4,203
NH Investment & Securities Co. Ltd.	Capital Markets	648	4,494
[a] NHN Corp.	Software	77	1,516
NongShim Co. Ltd.	Food Products	18	5,082
[a] OCI Co. Ltd.	Chemicals	88	5,623
Orion Corp/Republic of Korea	Food Products	84	8,503
Ottogi Corp.	Food Products	7	2,635
Pan Ocean Co. Ltd.	Marine	991	4,491
[a] Paradise Co. Ltd.	Hotels, Restaurants & Leisure	238	3,313
[a] Pearl Abyss Corp.	Entertainment	151	5,009
POSCO Chemical Co. Ltd.	Construction Materials	133	18,932
POSCO Holdings Inc.	Metals & Mining	357	78,063
Posco International Corp.	Trading Companies & Distributors	259	4,629
S-1 Corp.	Commercial Services & Supplies	88	4,127
[a,b] Samsung Biologics Co. Ltd., 144A	Life Sciences Tools & Services	87	56,486
Samsung C&T Corp.	Industrial Conglomerates	392	35,185
Samsung Card Co. Ltd.	Consumer Finance	154	3,599
Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	277	28,587
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	22,883	1,000,735
[a] Samsung Engineering Co. Ltd.	Construction & Engineering	665	11,701
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	165	26,097
[a] Samsung Heavy Industries Co. Ltd.	Machinery	2,995	12,103
Samsung Life Insurance Co. Ltd.	Insurance	322	18,080
[a] Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	253	118,247
Samsung SDS Co. Ltd.	IT Services	179	17,412
Samsung Securities Co. Ltd.	Capital Markets	322	8,009
SD Biosensor Inc.	Health Care Equipment & Supplies	172	4,101
Seegene Inc.	Biotechnology	147	3,162
[a] Shin Poong Pharmaceutical Co. Ltd.	Pharmaceuticals	172	2,877
Shinhan Financial Group Co. Ltd.	Banks	2,401	66,837
[a] Shinsegae Inc.	Multiline Retail	35	6,089
[a] SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	126	7,184
[a] SK Bioscience Co. Ltd.	Biotechnology	98	5,696
SK Chemicals Co. Ltd.	Chemicals	35	2,026
SK Hynix Inc.	Semiconductors & Semiconductor Equipment	2,604	154,448
[a,b] SK IE Technology Co. Ltd., 144A	Chemicals	130	5,449
SK Inc.	Industrial Conglomerates	175	26,157
[a] SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	256	31,178
SK Networks Co. Ltd.	Trading Companies & Distributors	728	2,228
[a] SK Square Co. Ltd.	Semiconductors & Semiconductor Equipment	420	11,144
SK Telecom Co. Ltd.	Wireless Telecommunication Services	112	4,198
SKC Co. Ltd.	Chemicals	95	6,649
S-Oil Corp.	Oil, Gas & Consumable Fuels	203	13,389
Solus Advanced Materials Co. Ltd.	Electronic Equipment, Instruments & Components	72	1,708
SSANGYONG C&E Co. Ltd.	Construction Materials	574	2,615
[a] Wemade Co. Ltd.	Entertainment	84	2,096
Woori Financial Group Inc.	Banks	3,140	28,681
Yuhan Corp.	Pharmaceuticals	257	11,625
			3,414,138
Taiwan 15.0%
Accton Technology Corp.	Communications Equipment	2,630	20,066
Acer Inc., H	Technology Hardware, Storage & Peripherals	14,000	10,727
Advanced Energy Solution Holding Co. Ltd.	Electrical Equipment	110	2,301
Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	1,750	18,846
ASE Technology Holding Co. Ltd., A	Semiconductors & Semiconductor Equipment	16,700	51,020
Asia Cement Corp.	Construction Materials	11,000	14,674
ASMedia Technology Inc.	Semiconductors & Semiconductor Equipment	180	3,924
ASPEED Technology Inc.	Semiconductors & Semiconductor Equipment	156	8,552

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	3,500	30,575
AUO Corp., H	Electronic Equipment, Instruments & Components	35,000	17,081
Capital Securities Corp., A	Capital Markets	11,000	3,883
Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	3,000	16,496
Cathay Financial Holding Co. Ltd., A	Insurance	43,001	55,963
Chailease Holding Co. Ltd., A	Diversified Financial Services	6,650	46,951
Chang Hwa Commercial Bank Ltd., A	Banks	33,673	18,789
Cheng Shin Rubber Industry Co. Ltd., A	Auto Components	8,800	9,706
Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	2,630	7,385
China Airlines Ltd., A	Airlines	14,000	8,655
China Development Financial Holding Corp., A	Banks	70,000	28,696
China Motor Corp., A	Automobiles	930	1,558
China Steel Corp., A	Metals & Mining	59,000	57,204
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	18,380	67,575
Compal Electronics Inc., H	Technology Hardware, Storage & Peripherals	21,000	15,749
CTBC Financial Holding Co. Ltd., A	Banks	91,000	65,432
Delta Electronics Inc., A	Electronic Equipment, Instruments & Components	10,500	97,875
E Ink Holdings Inc.	Electronic Equipment, Instruments & Components	4,400	23,048
E.Sun Financial Holding Co. Ltd., A	Banks	65,000	50,861
Eclat Textile Co. Ltd., A	Textiles, Apparel & Luxury Goods	840	13,542
eMemory Technology Inc.	Semiconductors & Semiconductor Equipment	350	15,202
Ennostar Inc., H	Semiconductors & Semiconductor Equipment	2,920	4,251
Eternal Materials Co. Ltd., H	Chemicals	5,000	5,084
Eva Airways Corp., H	Airlines	10,000	9,159
Evergreen Marine Corp. Taiwan Ltd.	Marine	5,250	27,842
Far Eastern International Bank	Banks	12,770	4,570
Far Eastern New Century Corp.	Industrial Conglomerates	19,250	19,979
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	8,000	17,153
Feng TAY Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	2,310	15,520
First Financial Holding Co. Ltd.	Banks	49,000	42,248
[a,b] FIT Hon Teng Ltd., 144A	Electronic Equipment, Instruments & Components	7,000	1,839
Formosa Chemicals & Fibre Corp.	Chemicals	16,700	38,306
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	6,130	16,015
Formosa Plastics Corp.	Chemicals	18,380	51,907
Formosa Sumco Technology Corp.	Semiconductors & Semiconductor Equipment	350	1,549
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	3,000	2,611
Foxconn Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	5,250	8,865
Fubon Financial Holding Co. Ltd.	Insurance	35,000	64,112
Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	460	5,021
Giant Manufacturing Co. Ltd.	Leisure Products	1,572	10,255
Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	1,050	14,604
Hiwin Technologies Corp.	Machinery	1,485	8,818
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	58,000	188,518
Hotai Motor Co. Ltd.	Specialty Retail	1,580	30,227
[a] HTC Corp.	Technology Hardware, Storage & Peripherals	3,500	6,343
Hua Nan Financial Holdings Co. Ltd.	Banks	50,904	37,182
Innolux Corp.	Electronic Equipment, Instruments & Components	35,000	12,583
Inventec Corp.	Technology Hardware, Storage & Peripherals	15,000	12,811
Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	510	33,850
Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	10,500	21,796
MediaTek Inc.	Semiconductors & Semiconductor Equipment	7,210	146,614
Mega Financial Holding Co. Ltd.	Banks	54,000	53,323
Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	3,500	13,608
momo.com Inc.	Internet & Catalog Retail	296	6,183
Nan Ya Plastics Corp.	Chemicals	28,000	64,681
Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	1,170	8,641
Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	3,790	6,313
Nien Made Enterprise Co. Ltd.	Household Durables	770	7,378
Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	2,890	29,666
[a] OBI Pharma Inc.	Biotechnology	880	1,978
[a] Oneness Biotech Co. Ltd.	Pharmaceuticals	1,400	11,183
Pegatron Corp.	Technology Hardware, Storage & Peripherals	10,000	20,660
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	12,000	13,353
Powerchip Semiconductor Manufacturing Corp.	Semiconductors & Semiconductor Equipment	14,000	14,508
Powertech Technology Inc.	Semiconductors & Semiconductor Equipment	3,500	9,019

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

President Chain Store Corp.	Food & Staples Retailing	2,800	24,779
Quanta Computer Inc.	Technology Hardware, Storage & Peripherals	13,130	30,886
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	2,370	21,668
Ruentex Development Co. Ltd.	Real Estate Management & Development	11,900	16,745
Shin Kong Financial Holding Co. Ltd.	Insurance	67,041	19,129
Sino-American Silicon Products Inc.	Semiconductors & Semiconductor Equipment	2,680	12,164
SinoPac Financial Holdings Co. Ltd.	Banks	49,000	26,704
Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	7,000	13,483
Taishin Financial Holding Co. Ltd.	Banks	57,257	28,130
Taiwan Business Bank	Banks	28,110	11,844
Taiwan Cement Corp.	Construction Materials	30,097	32,951
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	49,000	41,450
Taiwan Fertilizer Co. Ltd.	Chemicals	3,500	6,092
Taiwan Glass Industry Corp.	Building Products	8,000	5,531
Taiwan High Speed Rail Corp.	Transportation Infrastructure	8,000	7,483
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	8,000	24,649
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	1,170	3,807
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	116,360	1,697,954
Teco Electric and Machinery Co. Ltd.	Electrical Equipment	10,000	8,964
The Shanghai Commercial & Savings Bank Ltd.	Banks	16,146	23,140
Transcend Information Inc.	Technology Hardware, Storage & Peripherals	1,170	2,512
U-Ming Marine Transport Corp.	Marine	2,000	3,162
Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	6,130	23,933
Uni-President Enterprises Corp.	Food Products	23,700	51,355
United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	57,750	76,473
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	4,380	11,044
Voltronic Power Technology Corp.	Electrical Equipment	290	14,578
Walsin Lihwa Corp.	Electrical Equipment	16,851	25,878
Walsin Technology Corp.	Electronic Equipment, Instruments & Components	2,450	6,297
Wan Hai Lines Ltd.	Marine	4,460	11,623
Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	1,750	7,772
Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	12,000	7,652
Wistron Corp.	Technology Hardware, Storage & Peripherals	14,000	13,392
Wiwynn Corp.	Technology Hardware, Storage & Peripherals	420	10,891
Yageo Corp.	Electronic Equipment, Instruments & Components	2,000	29,347
Yang Ming Marine Transport Corp.	Marine	8,750	18,647
Yuanta Financial Holding Co. Ltd.	Capital Markets	56,000	39,537
Yulon Motor Co. Ltd.	Automobiles	2,863	5,775
Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	2,630	8,985
			4,328,868
Thailand 2.9%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	5,600	31,529
[a] Airports of Thailand PCL, H, NVDR	Transportation Infrastructure	20,700	44,825
Asset World Corp. PCL, H, NVDR	Hotels, Restaurants & Leisure	37,100	6,748
B Grimm Power PCL, A, NVDR	Independent Power Producers & Energy Traders	3,900	4,476
Bangkok Bank PCL, A, fgn.	Banks	2,100	9,095
Bangkok Bank PCL, A, NVDR	Banks	1,100	4,701
Bangkok Dusit Medical Services PCL, A, NVDR	Health Care Providers & Services	44,100	36,925
Bangkok Expressway & Metro PCL, H, NVDR	Transportation Infrastructure	38,900	11,007
Bangkok Life Assurance PCL, A, NVDR	Insurance	2,500	2,075
Banpu PCL, A, NVDR	Oil, Gas & Consumable Fuels	28,000	11,076
Berli Jucker PCL, A, NVDR	Food & Staples Retailing	4,900	4,987
BTS Group Holdings PCL, A, NVDR	Road & Rail	42,000	10,186
Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	2,800	17,139
Carabao Group PCL, A, NVDR	Beverages	1,800	5,028
Central Pattana PCL, A, NVDR	Real Estate Management & Development	13,700	28,084
Central Retail Corp. PCL, A, NVDR	Multiline Retail	14,000	18,695
Charoen Pokphand Foods PCL, A, NVDR	Food Products	24,900	17,829
CP ALL PCL, B, NVDR	Food & Staples Retailing	29,100	57,343
Delta Electronics Thailand PCL, A, NVDR	Electronic Equipment, Instruments & Components	1,400	33,550
Digital Telecommunications Infrastructure Fund, A,
fgn.	Diversified Financial Services	25,900	9,796
Electricity Generating PCL, A, NVDR	Independent Power Producers & Energy Traders	1,400	6,973
Energy Absolute PCL, A, NVDR	Oil, Gas & Consumable Fuels	8,400	23,525

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Global Power Synergy PCL, NVDR	Independent Power Producers & Energy Traders	3,500	7,377
Gulf Energy Development PCL, NVDR	Independent Power Producers & Energy Traders	20,000	31,904
Home Product Center PCL, NVDR	Specialty Retail	28,000	12,531
Indorama Ventures PCL, NVDR	Chemicals	8,800	10,354
Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	7,000	15,613
IRPC PCL, NVDR	Oil, Gas & Consumable Fuels	48,700	4,246
Kasikornbank PCL, fgn.	Banks	5,300	22,571
Kasikornbank PCL, NVDR	Banks	1,800	7,666
Krung Thai Bank PCL, NVDR	Banks	30,800	15,740
Krungthai Card PCL, NVDR	Consumer Finance	6,600	11,243
Land & Houses PCL, NVDR	Real Estate Management & Development	34,700	9,919
[a] Minor International PCL, NVDR	Hotels, Restaurants & Leisure	17,900	16,667
Muangthai Capital PCL, NVDR	Consumer Finance	3,500	3,840
Osotspa PCL, NVDR	Beverages	6,700	5,465
PTT Exploration & Production PCL, NVDR	Oil, Gas & Consumable Fuels	6,300	32,105
PTT Global Chemical PCL, NVDR	Chemicals	9,800	13,369
PTT Oil & Retail Business PCL, NVDR	Specialty Retail	13,700	9,414
PTT PCL, NVDR	Oil, Gas & Consumable Fuels	69,000	66,241
Ratch Group PCL, NVDR	Independent Power Producers & Energy Traders	6,000	7,406
SCB X PCL	Banks	8,400	25,951
SCG Packaging PCL, NVDR	Containers & Packaging	6,000	9,874
Siam City Cement PCL, NVDR	Construction Materials	400	1,773
Siam Makro PCL, NVDR	Food & Staples Retailing	7,000	8,084
Sri Trang Gloves Thailand PCL, NVDR	Health Care Equipment & Supplies	4,900	1,415
Srisawad Corp. PCL, NVDR	Consumer Finance	3,200	4,504
Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	5,375	8,730
Thai Union Group PCL, NVDR	Food Products	14,400	7,026
The Siam Cement PCL, NVDR	Construction Materials	3,500	34,560
TMBThanachart Bank PCL, NVDR	Banks	210,000	8,549
Total Access Communication PCL, NVDR	Wireless Telecommunication Services	3,500	4,724
True Corp. PCL, NVDR	Diversified Telecommunication Services	54,300	7,588
			822,041
United Kingdom 0.3%
CK Hutchison Holdings Ltd., A	Real Estate Management & Development	13,000	78,034

United States 0.1%
[b] JS Global Lifestyle Co. Ltd., 144A	Household Durables	5,500	6,180
Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	350	8,802
[a,b] Samsonite International SA, 144A	Textiles, Apparel & Luxury Goods	6,300	16,588
			31,570

Total Common Stocks (Cost $31,890,625)			28,642,436

Preferred Stocks 0.7%
South Korea 0.7%
[d] Amorepacific Corp., 2.039%,pfd.	Personal Products	53	2,024
[d] CJ CheilJedang Corp., 1.780%,pfd.	Food Products	7	933
[d] Hyundai Motor Co., 1.353%,pfd.	Automobiles	172	10,052
[d] Hyundai Motor Co., 6.824%,pfd.	Automobiles	112	6,554
[d] LG Chem Ltd., 4.342%, pfd.	Chemicals	28	6,145
[d] LG Electronics Inc., 2.140%,pfd.	Household Durables	77	2,561
[d] LG H&H Co. Ltd., 3.819%,pfd.	Personal Products	11	2,745
[d] Samsung Electronics Co. Ltd., 2,145%, pfd.	Technology Hardware, Storage & Peripherals	3,983	159,068
[d] Samsung Fire & Marine Insurance Co. Ltd.,
7.846%, pfd.	Insurance	14	1,694
[d] Samsung SDI Co. Ltd., 0.379%,pfd.	Electronic Equipment, Instruments & Components	7	1,533

Total Preferred Stocks (Cost $215,799)			193,309

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Right 0.0%†
South Korea 0.0%†
[a] Lotte Chemical Corp.	Chemicals	15	415

Total Rights (Cost $0)			415

Total Investments (Cost $32,106,424) 100.1%			28,836,160
Other Assets, less Liabilities (0.1)%			(22,622)

Net Assets 100.0%			$28,813,538

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $1,700,575, representing 5.9% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
[d]Variable rate security. The rate shown represents the yield at period end.

Abbreviations

Selected Portfolio

ADR – American Depositary Receipt
NVDR – Non-Voting Depositary Receipt
REIT – Real Estate Investment Trust
SF – Single Family
SPA – Standby Purchase Agreement
SRF – State Revolving Fund

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin FTSE Australia ETF	Industry	Shares
Common Stocks 99.2%
Australia 96.6%
Adbri Ltd.	Construction Materials	11,017	$12,365
AGL Energy Ltd.	Multi-Utilities	15,870	86,851
[a] Allkem Ltd.	Metals & Mining	13,731	104,663
ALS Ltd.	Professional Services	11,362	94,234
Altium Ltd.	Software	2,783	66,206
Alumina Ltd.	Metals & Mining	59,317	61,143
[a] AMP Ltd.	Diversified Financial Services	73,416	65,470
Ampol Ltd.	Oil, Gas & Consumable Fuels	5,612	107,627
Ansell Ltd.	Health Care Equipment & Supplies	3,013	57,702
ANZ Group Holdings Ltd.	Banks	70,495	1,131,094
APA Group	Gas Utilities	27,853	203,240
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	15,548	321,799
ASX Ltd.	Capital Markets	4,554	210,066
Atlas Arteria Ltd.	Transportation Infrastructure	34,201	153,308
Aurizon Holdings Ltd.	Road & Rail	41,653	105,361
Bank of Queensland Ltd.	Banks	15,157	70,923
Beach Energy Ltd.	Oil, Gas & Consumable Fuels	41,147	44,507
Bendigo & Adelaide Bank Ltd.	Banks	13,294	88,440
BHP Group Ltd.	Metals & Mining	118,588	3,669,585
BlueScope Steel Ltd.	Metals & Mining	10,948	125,027
Boral Ltd.	Construction Materials	8,142	15,957
Brambles Ltd.	Commercial Services & Supplies	32,729	267,896
carsales.com Ltd.	Interactive Media & Services	7,912	111,388
Challenger Ltd.	Diversified Financial Services	15,870	82,008
Charter Hall Group	Equity Real Estate Investment Trusts (REITs)	11,109	90,252
Cleanaway Waste Management Ltd.	Commercial Services & Supplies	52,486	93,611
Cochlear Ltd.	Health Care Equipment & Supplies	1,518	210,128
Coles Group Ltd.	Food & Staples Retailing	29,969	339,809
Commonwealth Bank of Australia	Banks	40,250	2,800,522
Computershare Ltd.	IT Services	12,673	225,168
CSL Ltd.	Biotechnology	11,339	2,212,743
CSR Ltd.	Construction Materials	11,316	36,144
Deterra Royalties Ltd.	Metals & Mining	9,775	30,360
Dexus	Equity Real Estate Investment Trusts (REITs)	25,346	133,210
Domain Holdings Australia Ltd.	Interactive Media & Services	5,980	10,990
Domino’s Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	1,426	64,067
Downer EDI Ltd.	Commercial Services & Supplies	15,686	39,465
Endeavour Group Ltd.	Food & Staples Retailing	32,246	140,390
Evolution Mining Ltd.	Metals & Mining	40,641	82,131
[a] Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	3,450	33,901
Fortescue Metals Group Ltd.	Metals & Mining	37,490	521,443
Goodman Group	Equity Real Estate Investment Trusts (REITs)	43,217	508,780
Harvey Norman Holdings Ltd.	Multiline Retail	13,800	38,651
IDP Education Ltd.	Diversified Consumer Services	4,278	78,853
IGO Ltd.	Metals & Mining	14,651	133,733
Iluka Resources Ltd.	Metals & Mining	9,913	64,065
Incitec Pivot Ltd.	Chemicals	45,747	116,648
Insignia Financial Ltd.	Capital Markets	14,881	33,807
Insurance Australia Group Ltd.	Insurance	58,121	187,220
JB Hi-Fi Ltd.	Specialty Retail	2,576	73,283
Lendlease Corp. Ltd.	Real Estate Management & Development	16,215	86,210
[a] Lottery Corp. Ltd.	Hotels, Restaurants & Leisure	52,548	159,647
[a] Lynas Rare Earths Ltd.	Metals & Mining	21,206	112,890
Macquarie Group Ltd.	Capital Markets	8,188	927,078
Magellan Financial Group Ltd.	Capital Markets	3,335	20,219
Medibank Pvt Ltd.	Insurance	64,975	129,985
Metcash Ltd.	Food & Staples Retailing	22,793	61,519
Mineral Resources Ltd.	Metals & Mining	3,933	205,905
Mirvac Group	Equity Real Estate Investment Trusts (REITs)	92,874	134,153

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

National Australia Bank Ltd.	Banks	74,865	1,526,137
Newcrest Mining Ltd.	Metals & Mining	21,045	294,567
[a] NEXTDC Ltd.	IT Services	10,695	66,001
Northern Star Resources Ltd.	Metals & Mining	26,864	198,756
Nufarm Ltd.	Chemicals	9,131	37,958
Orica Ltd.	Chemicals	10,580	108,053
Origin Energy Ltd.	Oil, Gas & Consumable Fuels	40,503	212,046
Orora Ltd.	Containers & Packaging	19,803	38,811
OZ Minerals Ltd.	Metals & Mining	7,705	145,782
Perpetual Ltd.	Capital Markets	1,380	23,022
[a] Pilbara Minerals Ltd.	Metals & Mining	62,123	157,983
Platinum Asset Management Ltd.	Capital Markets	12,558	15,244
Pro Medicus Ltd.	Health Care Technology	966	36,200
[a] Qantas Airways Ltd.	Airlines	19,550	79,680
QBE Insurance Group Ltd.	Insurance	34,937	318,191
Qube Holdings Ltd.	Transportation Infrastructure	39,192	74,684
Ramsay Health Care Ltd.	Health Care Providers & Services	4,117	180,639
REA Group Ltd.	Media	1,173	88,138
Reece Ltd.	Trading Companies & Distributors	4,991	47,893
Region RE Ltd.	Equity Real Estate Investment Trusts (REITs)	26,979	49,582
Rio Tinto Ltd.	Metals & Mining	8,763	691,781
Santos Ltd.	Oil, Gas & Consumable Fuels	71,185	344,677
Scentre Group	Real Estate Investment Trusts (REITs)	122,337	238,933
SEEK Ltd.	Professional Services	8,234	116,982
Seven Group Holdings Ltd.	Trading Companies & Distributors	3,312	47,099
Sonic Healthcare Ltd.	Health Care Providers & Services	11,316	229,988
South32 Ltd.	Metals & Mining	108,169	293,419
[a] Star Entertainment Grp Ltd.	Hotels, Restaurants & Leisure	19,895	23,881
Stockland	Real Estate Investment Trusts (REITs)	56,281	138,546
Suncorp Group Ltd.	Insurance	29,785	243,192
Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure	53,337	38,883
Telstra Group Ltd.	Diversified Telecommunication Services	96,393	260,822
The GPT Group	Equity Real Estate Investment Trusts (REITs)	45,195	128,726
TPG Telecom Ltd.	Diversified Telecommunication Services	8,487	28,144
Transurban Group	Transportation Infrastructure	72,381	637,126
Treasury Wine Estates Ltd.	Beverages	17,043	157,300
Vicinity Ltd.	Real Estate Investment Trusts (REITs)	88,895	120,568
Washington H Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels	6,279	117,779
Wesfarmers Ltd.	Multiline Retail	26,680	830,652
Westpac Banking Corp.	Banks	82,110	1,300,196
Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels	18,308	116,955
WiseTech Global Ltd.	Software	3,726	128,234
Woodside Energy Group Ltd.	Oil, Gas & Consumable Fuels	44,551	1,070,723
Woolworths Group Ltd.	Food & Staples Retailing	28,635	651,696
Worley Ltd.	Energy Equipment & Services	8,832	89,841
			29,139,350
Ireland 0.6%
James Hardie Industries PLC	Construction Materials	10,442	186,945

New Zealand 0.5%
[a] Xero Ltd.	Software	2,967	141,388

United Kingdom 1.4%
Amcor PLC, IDR	Containers & Packaging	35,443	425,431
United States 0.1%
Sims Ltd.	Metals & Mining	3,726	33,076

Total Investments (Cost $28,565,848) 99.2%			29,926,190
Other Assets, less Liabilities 0.8%			246,728

Net Assets 100.0%			$30,172,918

aNon-income producing.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

At December 31, 2022, the Fund had the following futures contracts outstanding.
Futures Contracts
Value/Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
SPI 200 Index			Long	2	$237,081	3/16/23	$(5,021)
*As of period end.
Abbreviations
Selected Portfolio
IDR	–	International Depository Receipt
REIT	–	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin FTSE Brazil ETF	Industry	Shares	Value
Common Stocks 73.2%
Brazil 71.7%
Ambev SA	Beverages	3,621,800	$9,960,422
Americanas SA	Internet & Catalog Retail	546,000	997,945
Atacadao SA	Food & Staples Retailing	436,800	1,222,767
Auren Energia SA	Independent Power Producers & Energy Traders	291,243	812,540
B3 SA - Brasil Bolsa Balcao	Capital Markets	5,041,400	12,613,645
Banco Bradesco SA	Banks	1,255,800	3,203,869
Banco BTG Pactual SA	Capital Markets	964,600	4,373,791
Banco do Brasil SA	Banks	709,804	4,669,064
Banco Santander Brasil SA	Banks	309,400	1,651,969
BB Seguridade Participacoes SA	Insurance	564,200	3,602,288
BR Malls Participacoes SA	Real Estate Management & Development	691,600	1,087,226
Bradespar SA	Metals & Mining	27,330	132,360
[a] BRF SA	Food Products	673,400	1,056,064
Caixa Seguridade Participacoes S/A	Insurance	382,200	604,455
CCR SA	Transportation Infrastructure	928,200	1,902,197
Centrais Eletricas Brasileiras SA	Electric Utilities	1,092,000	8,711,594
Cia de Saneamento Basico do Estado de Sao
Paulo	Water Utilities	281,000	3,042,182
Cia Energetica de Minas Gerais	Electric Utilities	273,000	835,068
Cia Paranaense de Energia	Electric Utilities	254,800	331,545
Cia Siderurgica Nacional SA	Metals & Mining	509,600	1,404,362
Cielo SA	IT Services	946,400	939,275
Cosan SA	Oil, Gas & Consumable Fuels	982,800	3,186,805
CPFL Energia SA	Electric Utilities	163,800	1,030,003
CSN Mineracao SA	Metals & Mining	436,800	337,543
Dexco SA	Paper & Forest Products	279,960	359,511
Diagnosticos da America SA	Health Care Providers & Services	72,800	189,317
EDP - Energias do Brasil SA	Electric Utilities	218,400	859,991
[a] Embraer SA	Aerospace & Defense	618,800	1,677,168
Energisa SA	Electric Utilities	244,280	2,045,479
[a] Eneva SA	Independent Power Producers & Energy Traders	1,001,000	2,261,836
Engie Brasil Energia SA	Independent Power Producers & Energy Traders	145,600	1,044,619
Equatorial Energia SA	Electric Utilities	782,600	4,005,086
[a,b] GPS Participacoes e Empreendimentos SA, 144A	Commercial Services & Supplies	345,800	780,052
Grendene SA	Textiles, Apparel & Luxury Goods	291,200	332,579
GRUPO DE MODA SOMA SA	Textiles, Apparel & Luxury Goods	364,000	699,079
[a] Grupo Mateus SA	Food & Staples Retailing	327,600	392,146
[a,b] Hapvida Participacoes e Investimentos S/A, 144A	Health Care Providers & Services	3,330,600	3,204,593
Hypera SA	Pharmaceuticals	327,600	2,804,587
Itau Unibanco Holding SA	Banks	382,200	1,584,612
Klabin SA	Containers & Packaging	637,000	2,409,374
Localiza Rent a Car SA	Road & Rail	646,231	6,511,575
Lojas Renner SA	Multiline Retail	800,800	3,106,280
M Dias Branco SA	Food Products	109,200	741,065
[a] Magazine Luiza SA	Multiline Retail	2,511,600	1,303,430
Marfrig Global Foods SA	Food Products	254,800	419,861
Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	236,600	981,399
Natura & Co. Holding SA	Personal Products	800,816	1,760,969
Neoenergia SA	Electric Utilities	182,000	532,582
Odontoprev SA	Health Care Providers & Services	236,620	404,693
[a] Petro Rio SA	Oil, Gas & Consumable Fuels	553,400	3,900,187
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	3,075,800	16,335,136
Porto Seguro SA	Insurance	145,600	638,409
Raia Drogasil SA	Food & Staples Retailing	891,843	4,006,727
[b] Rede D’Or Sao Luiz SA, 144A	Health Care Providers & Services	650,503	3,644,466
Rumo SA	Road & Rail	1,037,400	3,656,615
Sao Martinho SA	Food Products	127,400	639,926
Sendas Distribuidora SA	Food & Staples Retailing	764,400	2,818,858
SIMPAR SA	Road & Rail	236,600	302,934

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

SLC Agricola SA	Food Products	80,200	712,568
[a] Smartfit Escola de Ginastica e Danca SA	Hotels, Restaurants & Leisure	91,000	234,233
Suzano SA	Paper & Forest Products	582,400	5,321,270
Telefonica Brasil SA	Diversified Telecommunication Services	364,000	2,643,951
TIM SA	Wireless Telecommunication Services	673,400	1,581,545
TOTVS SA	Software	364,000	1,904,196
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	182,000	1,195,121
Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	691,600	1,651,797
Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	145,600	204,346
Vale SA	Metals & Mining	3,225,479	54,298,134
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA	Road & Rail	254,800	610,005
Vibra Energia SA	Specialty Retail	928,200	2,733,749
WEG SA	Machinery	1,237,600	9,026,938
			226,181,973
United States 1.5%
JBS SA	Food Products	1,128,400	4,699,752

Total Common Stocks (Cost $230,123,053)			230,881,725

Preferred Stocks 24.4%
Brazil 24.4%
[c] Alpargatas SA, 2.725%, pfd.	Textiles, Apparel & Luxury Goods	200,200	571,810
[c] Banco Bradesco SA, 4.052%, pfd.	Banks	4,313,400	12,377,103
[c] Bradespar SA, 11.009%,pfd.	Metals & Mining	200,284	1,127,410
[c] Braskem SA, 7.138%, pfd., A	Chemicals	163,800	737,135
[c] Centrais Eletricas Brasileiras SA, 3.734%, pfd.,B	Electric Utilities	236,600	1,937,254
[c] Cia de Transmissao de Energia Eletrica Paulista,
6.922%,pfd.	Electric Utilities	145,600	634,272
[c] Cia Energetica de Minas Gerais, 12.217%, pfd.	Electric Utilities	1,055,600	2,227,261
[c] Cia Paranaense de Energia, 12.554%,pfd.	Electric Utilities	1,092,000	1,636,009
[c] Gerdau SA, 17.194%, pfd.	Metals & Mining	855,400	4,758,388
[c] Itau Unibanco Holding SA, 4.072%,pfd.	Banks	4,004,000	18,959,231
[c] Itausa SA, 6.839%,pfd.	Banks	4,331,610	6,981,770
[c] Metalurgica Gerdau SA, 9.637%,pfd.	Metals & Mining	564,200	1,385,989
[c] Petroleo Brasileiro SA, 42.90%, pfd.	Oil, Gas & Consumable Fuels	4,659,200	21,620,418
[c] Raizen SA, 4.545%, pfd.	Oil, Gas & Consumable Fuels	982,800	696,183
[c] Unipar Carbocloro SA, 15.572%, pfd.,B	Chemicals	39,940	665,774
[c] Usinas Siderurgicas de Minas Gerais SA Usiminas,
8.785%, pfd.,A	Metals & Mining	382,200	518,311

Total Preferred Stocks (Cost $83,115,160)			76,834,318

Right 0.0%†
Brazil 0.0%†
[a] Localiza Rent a Car SA	Road & Rail	2,702	5,507

Total Rights (Cost $0)			5,507

Total Investments (Cost $313,238,213) 97.6%			307,721,550
Other Assets, less Liabilities 2.4%			7,584,133

Net Assets 100.0%			$315,305,683

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $7,629,111, representing 2.4% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

At December 31, 2022, the Fund had the following futures contracts outstanding.
Futures Contracts
				Value/Unrealized
	Number of	Notional	Expiration	Appreciation
Description	Type Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Bovespa Index	Long 360	$7,575,563	2/15/23	$23,356
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin FTSE Canada ETF	Industry	Shares	Value
Common Stocks 99.6%
Canada 97.4%
Agnico Eagle Mines Ltd.	Metals & Mining	71,323	$3,703,669
Alimentation Couche-Tard Inc.	Food & Staples Retailing	122,360	5,373,202
Bank of Montreal	Banks	107,548	9,736,033
Bank of Nova Scotia	Banks	186,599	9,136,114
Barrick Gold Corp.	Metals & Mining	277,403	4,751,853
BCE Inc.	Diversified Telecommunication Services	47,495	2,085,300
[a] Brookfield Asset Management Inc., A	Capital Markets	54,419	1,557,109
Brookfield Corp.	Capital Markets	217,994	6,850,573
Canadian Imperial Bank of Commerce, A	Banks	138,138	5,583,836
Canadian National Railway Co.	Road & Rail	94,507	11,218,500
Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	170,016	9,434,668
Canadian Pacific Railway Ltd.	Road & Rail	145,383	10,831,701
Canadian Tire Corp. Ltd.	Multiline Retail	8,533	891,117
Canadian Utilities Ltd., A	Multi-Utilities	19,159	518,231
Cenovus Energy Inc.	Oil, Gas & Consumable Fuels	187,565	3,636,542
[a] CGI Inc., A	IT Services	33,005	2,842,919
Constellation Software Inc.	Software	2,984	4,655,564
Dollarama Inc.	Multiline Retail	42,504	2,484,145
Enbridge Inc.	Oil, Gas & Consumable Fuels	316,848	12,375,066
Fairfax Financial Holdings Ltd.	Insurance	3,353	1,984,827
Fortis Inc.	Electric Utilities	74,704	2,987,168
Franco-Nevada Corp.	Metals & Mining	29,785	4,057,284
George Weston Ltd.	Food & Staples Retailing	10,787	1,337,399
Great-West Lifeco Inc.	Insurance	42,504	981,863
[b] Hydro One Ltd., 144A	Electric Utilities	49,427	1,323,087
IGM Financial Inc.	Capital Markets	12,880	359,323
Imperial Oil Ltd.	Oil, Gas & Consumable Fuels	29,624	1,441,900
Intact Financial Corp.	Insurance	27,531	3,960,343
Loblaw Cos. Ltd	Food & Staples Retailing	24,311	2,148,059
Magna International Inc.	Auto Components	41,699	2,340,770
Manulife Financial Corp.	Insurance	298,494	5,320,219
Metro Inc., A	Food & Staples Retailing	37,030	2,048,887
National Bank of Canada	Banks	52,486	3,533,930
Nutrien Ltd.	Chemicals	81,466	5,943,329
Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels	85,974	2,916,244
Power Corp. of Canada	Insurance	84,203	1,979,310
Restaurant Brands International Inc.	Hotels, Restaurants & Leisure	47,334	3,059,182
Royal Bank of Canada	Banks	219,604	20,632,193
Saputo Inc.	Food Products	37,835	935,997
Shaw Communications Inc.	Media	66,976	1,928,288
[a] Shopify Inc., A	IT Services	177,935	6,173,456
Sun Life Financial Inc.	Insurance	91,770	4,256,795
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	213,808	6,777,411
TC Energy Corp.	Oil, Gas & Consumable Fuels	158,102	6,298,643
Teck Resources Ltd., B	Metals & Mining	69,874	2,638,808
TELUS Corp.	Diversified Telecommunication Services	74,543	1,437,550
Thomson Reuters Corp.	Professional Services	25,438	2,899,851
Toronto-Dominion Bank	Banks	284,648	18,417,720
Tourmaline Oil Corp.	Oil, Gas & Consumable Fuels	44,758	2,256,811
Wheaton Precious Metals Corp.	Metals & Mining	70,679	2,759,452
			232,802,241

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

United States 2.2%
Waste Connections Inc.	Commercial Services & Supplies	40,089	5,310,287
Total Investments (Cost $262,582,740) 99.6%			238,112,528
Other Assets, less Liabilities 0.4%			952,316
Net Assets 100.0%			$239,064,844

[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $1,323,087, representing 0.6% of net assets.

At December 31, 2022, the Fund had the following futures contracts outstanding.
Futures Contracts
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
S&P/TSX 60 Index	Long	4	$690,741	3/16/23	$(23,805)
*As of period end.

Selected Portfolio

TSX – Toronto Stock Exchange

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin FTSE China ETF	Industry	Shares	Value
Common Stocks 99.9%
China 95.8%
360 DigiTech Inc.	Consumer Finance	6,440	$131,118
360 Security Technology Inc., A	Software	28,000	26,467
37 Interactive Entertainment Network
Technology Group Co. Ltd.	Entertainment	5,600	14,650
3peak Inc., A	Semiconductors & Semiconductor Equipment	321	12,778
[a] 3SBio Inc., A, 144A	Biotechnology	70,000	74,440
Addsino Co. Ltd., A	Communications Equipment	5,600	7,600
[b] Advanced Micro-Fabrication Equipment Inc.
China, A	Semiconductors & Semiconductor Equipment	2,040	28,898
AECC Aero-Engine Control Co. Ltd., A	Aerospace & Defense	5,600	20,753
AECC Aviation Power Co. Ltd., A	Aerospace & Defense	8,400	51,331
[b] Agile Group Holdings Ltd.	Real Estate Management & Development	76,000	22,493
Agricultural Bank of China Ltd., A	Banks	327,600	137,785
Agricultural Bank of China Ltd., H	Banks	1,540,000	528,793
Aier Eye Hospital Group Co. Ltd., A	Health Care Providers & Services	25,241	113,348
[b] Air China Ltd., A	Airlines	19,600	30,028
[b] Air China Ltd., H	Airlines	80,000	71,237
[a,b] Akeso Inc., 144A	Biotechnology	28,000	154,261
[b] Alibaba Group Holding Ltd., A	Internet & Direct Marketing Retail	753,276	8,324,212
[a] A-Living Smart City Services Co. Ltd., H, 144A	Commercial Services & Supplies	42,000	50,637
Aluminum Corp. of China Ltd., A	Metals & Mining	47,600	30,752
Aluminum Corp. of China Ltd., H	Metals & Mining	168,000	71,462
[b] Amlogic Shanghai Co. Ltd.	Semiconductors & Semiconductor Equipment	1,456	14,838
Angang Steel Co. Ltd., A	Metals & Mining	22,400	8,644
Angang Steel Co. Ltd., H	Metals & Mining	74,000	20,195
Angel Yeast Co. Ltd., A	Food Products	2,800	18,300
[a] Angelalign Technology Inc., 144A	Health Care Equipment & Supplies	1,200	18,911
Anhui Anke Biotechnology Group Co. Ltd., A	Pharmaceuticals	6,716	9,086
Anhui Conch Cement Co. Ltd., A	Construction Materials	14,000	55,402
Anhui Conch Cement Co. Ltd., H	Construction Materials	59,100	206,719
Anhui Expressway Co. Ltd., H	Transportation Infrastructure	18,000	14,506
Anhui Gujing Distillery Co. Ltd., A	Beverages	1,500	57,864
Anhui Gujing Distillery Co. Ltd., B	Beverages	6,100	97,694
Anhui Zhongding Sealing Parts Co. Ltd., A	Auto Components	5,600	11,712
Anjoy Foods Group Co. Ltd., A	Food Products	1,100	25,737
ANTA Sports Products Ltd., A	Textiles, Apparel & Luxury Goods	57,020	747,365
Apeloa Pharmaceutical Co. Ltd., A	Pharmaceuticals	2,800	8,717
Asymchem Laboratories Tianjin Co. Ltd., A	Pharmaceuticals	700	14,974
Autohome Inc., ADR	Software	2,968	90,821
Avary Holding Shenzhen Co. Ltd., A	Electronic Equipment, Instruments & Components	2,800	11,105
AVIC Electromechanical Systems Co. Ltd., A	Aerospace & Defense	14,000	20,336
AVIC Industry-Finance Holdings Co. Ltd., A	Diversified Financial Services	36,400	17,256
AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	112,000	50,368
AVICOPTER PLC, A	Aerospace & Defense	2,800	18,782
[a] BAIC Motor Corp. Ltd., A, 144A	Automobiles	112,000	29,704
[b] Baidu Inc.	Interactive Media & Services	112,038	1,603,424
Bank of Beijing Co. Ltd., A	Banks	70,000	43,605
Bank of Changsha Co. Ltd., A	Banks	14,000	13,679
Bank of Chengdu Co. Ltd., A	Banks	5,600	12,384
Bank of China Ltd., A	Banks	159,600	72,893
Bank of China Ltd., H	Banks	3,808,000	1,385,623
Bank of Communications Co. Ltd., A	Banks	131,600	90,157
Bank of Communications Co. Ltd., H	Banks	364,000	209,400
Bank of Guiyang Co. Ltd., A	Banks	14,000	11,109
Bank of Hangzhou Co. Ltd., A	Banks	19,600	37,054
Bank of Jiangsu Co. Ltd., A	Banks	20,400	21,494
Bank of Nanjing Co. Ltd., A	Banks	36,400	54,819
Bank of Ningbo Co. Ltd., A	Banks	22,420	105,152
Bank of Qingdao Co. Ltd., A	Banks	16,800	8,159

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Bank of Shanghai Co. Ltd., A	Banks	47,600	40,659
Bank of Suzhou Co. Ltd., A	Banks	6,120	6,882
[b] Bank of Zhengzhou Co. Ltd., A	Banks	21,280	7,228
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	67,200	54,293
BBMG Corp., A	Construction Materials	36,400	13,363
BBMG Corp., H	Construction Materials	112,000	14,493
[b] BeiGene Ltd.	Biotechnology	30,800	529,582
Beijing Capital Development Co. Ltd., A	Real Estate Management & Development	8,400	6,908
Beijing Capital Eco-Environment Protection
Group Co. Ltd., A	Water Utilities	28,000	11,453
[b] Beijing Capital International Airport Co. Ltd., A	Transportation Infrastructure	112,000	81,938
[b] Beijing Dabeinong Technology Group Co.
Ltd., A	Food Products	14,000	18,009
Beijing Easpring Material Technology Co. Ltd.	Chemicals	2,800	22,825
[b] Beijing E-Hualu Information Technology Co.
Ltd., A	Software	2,800	8,260
Beijing Enlight Media Co. Ltd., H	Entertainment	11,200	14,018
Beijing Enterprises Holdings Ltd., H	Industrial Conglomerates	28,000	89,687
Beijing Haixin Energy Technology Co. Ltd., A	Chemicals	9,600	6,050
[b] Beijing Jetsen Technology Co. Ltd., A	Software	8,400	5,427
Beijing Jingneng Clean Energy Co. Ltd., H	Independent Power Producers & Energy Traders	56,000	13,202
Beijing Kingsoft Office Software Inc., A	Software	1,560	59,635
Beijing New Building Materials PLC, A	Building Products	5,600	20,947
[b] Beijing Orient National Communication Science
& Technology Co. Ltd., A	Software	5,600	6,467
Beijing Originwater Technology Co. Ltd., H	Commercial Services & Supplies	14,035	9,595
Beijing Shiji Information Technology Co. Ltd., A	Software	6,280	13,606
Beijing Shougang Co. Ltd., A	Metals & Mining	28,000	15,257
Beijing Shunxin Agriculture Co. Ltd., A	Beverages	2,800	12,068
Beijing Sinnet Technology Co. Ltd., A	IT Services	5,800	6,840
Beijing Tongrentang Co. Ltd., A	Pharmaceuticals	5,600	36,163
Beijing Ultrapower Software Co. Ltd., A	IT Services	8,400	5,269
Beijing United Information Technology Co.
Ltd., A	Trading Companies & Distributors	1,740	22,241
Beijing Wantai Biological Pharmacy Enterprise
Co. Ltd., A	Biotechnology	1,015	18,587
Beijing Yanjing Brewery Co. Ltd., A	Beverages	11,200	17,191
Beijing Yuanliu Hongyuan Electronic Technology
Co. Ltd., A	Electronic Equipment, Instruments & Components	800	11,697
Beijing Zhong Ke San Huan High-Tech Co.
Ltd., A	Electronic Equipment, Instruments & Components	3,160	6,230
Bethel Automotive Safety Systems Co. Ltd., A	Auto Components	1,600	18,454
[b] Bilibili Inc.	Entertainment	11,200	268,056
Bloomage Biotechnology Corp. Ltd., A	Biotechnology	1,118	21,860
[a] Blue Moon Group Holdings Ltd., 144A	Household Products	42,000	28,197
Bluefocus Intelligent Communications Group
Co. Ltd., A	Media	11,200	8,175
Bluestar Adisseo Co., A	Chemicals	2,800	3,343
BOC International China Co. Ltd., A	Capital Markets	2,800	4,278
BOE Technology Group Co. Ltd., A	Electronic Equipment, Instruments & Components	134,400	65,657
BOE Technology Group Co. Ltd., B	Electronic Equipment, Instruments & Components	33,600	14,809
Bright Dairy & Food Co. Ltd., A	Food Products	5,600	8,709
BTG Hotels Group Co. Ltd., A	Hotels, Restaurants & Leisure	2,800	10,036
BYD Co. Ltd., A	Automobiles	6,600	245,128
BYD Co. Ltd., H	Automobiles	41,746	1,030,151
BYD Electronic International Co. Ltd.	Communications Equipment	38,500	123,812
By-health Co. Ltd., A	Personal Products	5,600	18,470
C&S Paper Co. Ltd., A	Household Products	5,600	11,121
Caida Securities Co. Ltd., A	Capital Markets	5,600	6,127
Caitong Securities Co. Ltd., A	Capital Markets	16,860	17,350
Camel Group Co. Ltd., A	Electrical Equipment	5,600	6,605
CanSino Biologics Inc., A	Pharmaceuticals	240	5,065
[a,c] CanSino Biologics Inc., H, 144A	Pharmaceuticals	4,800	41,051
[b] CECEP Solar Energy Co. Ltd., H	Semiconductors & Semiconductor Equipment	16,800	17,798
CECEP Wind-Power Corp., A	Independent Power Producers & Energy Traders	25,480	14,031

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Central China Securities Co. Ltd., A	Capital Markets	11,200	5,892
Central China Securities Co. Ltd., H	Capital Markets	56,000	8,108
CGN Power Co. Ltd., A	Independent Power Producers & Energy Traders	30,800	11,975
[a] CGN Power Co. Ltd., H, 144A	Independent Power Producers & Energy Traders	560,000	133,454
Changchun High & New Technology Industry
Group Inc., A	Pharmaceuticals	1,500	36,086
Changjiang Securities Co. Ltd., A	Capital Markets	22,400	17,256
Changzhou Xingyu Automotive Lighting
Systems Co. Ltd., A	Auto Components	1,000	18,409
Chaozhou Three-Circle Group Co. Ltd., A	Electronic Equipment, Instruments & Components	5,600	24,856
Chengdu Xingrong Environment Co. Ltd., A	Water Utilities	11,200	7,916
Chengxin Lithium Group Co. Ltd., A	Paper & Forest Products	2,800	15,172
China Baoan Group Co. Ltd., A	Industrial Conglomerates	8,400	14,678
China Cinda Asset Management Co. Ltd., H	Capital Markets	448,000	61,991
China CITIC Bank Corp. Ltd., A	Banks	36,400	26,200
China CITIC Bank Corp. Ltd., H	Banks	476,000	211,015
China Coal Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	16,800	20,931
China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	112,000	91,122
China Communications Services Corp. Ltd., H	Diversified Telecommunication Services	122,000	44,549
[b] China Conch Environment Protection Holdings
Ltd.	Commercial Services & Supplies	69,120	28,073
China Conch Venture Holdings Ltd.	Construction & Engineering	74,620	162,148
China Construction Bank Corp., A	Banks	30,800	25,063
China Construction Bank Corp., H	Banks	4,676,000	2,929,633
China CSSC Holdings Ltd., A	Machinery	14,000	45,083
[a,c] China East Education Holdings Ltd., A, 144A	Diversified Consumer Services	14,000	11,175
[b] China Eastern Airlines Corp. Ltd., A	Airlines	42,000	33,569
[b] China Eastern Airlines Corp. Ltd., H	Airlines	56,000	22,745
China Energy Engineering Corp. Ltd.	Construction & Engineering	120,400	39,850
China Energy Engineering Corp. Ltd., H	Construction & Engineering	224,000	26,117
China Everbright Bank Co. Ltd., A	Banks	162,400	72,059
China Everbright Bank Co. Ltd., H	Banks	168,000	51,229
[b,d] China Evergrande Group, A	Real Estate Management & Development	182,000	17,505
[a,c] China Feihe Ltd., 144A, Reg S	Food Products	196,000	166,745
China Galaxy Securities Co. Ltd., A	Capital Markets	8,400	11,279
China Galaxy Securities Co. Ltd., H	Capital Markets	182,000	88,844
China Great Wall Securities Co. Ltd., A	Capital Markets	14,000	16,754
China Greatwall Technology Group Co. Ltd., A	Technology Hardware, Storage & Peripherals	11,200	16,511
China Green Electricity Investment of Tianjin
Co. Ltd., A	Real Estate Management & Development	5,600	10,708
China Hongqiao Group Ltd.	Metals & Mining	112,000	105,759
China International Capital Corp. Ltd., A	Capital Markets	2,800	15,431
[a] China International Capital Corp. Ltd., H, 144A	Capital Markets	78,400	149,669
China International Marine Containers Group
Co. Ltd., A	Machinery	8,850	9,005
China International Marine Containers Group
Co. Ltd., H	Machinery	36,400	27,609
China Jinmao Holdings Group Ltd., A	Real Estate Management & Development	336,000	72,323
China Jushi Co. Ltd., A	Construction Materials	15,287	30,292
China Lesso Group Holdings Ltd.	Building Products	56,000	58,476
China Life Insurance Co. Ltd., H	Insurance	364,000	624,937
[a,b] China Literature Ltd., A, 144A	Media	22,400	86,960
China Longyuan Power Group Corp. Ltd., A	Independent Power Producers & Energy Traders	168,000	205,347
China Medical System Holdings Ltd.	Pharmaceuticals	63,000	99,122
China Meheco Co. Ltd., A	Trading Companies & Distributors	5,640	14,045
China Meidong Auto Holdings Ltd.	Specialty Retail	22,000	45,156
China Merchants Bank Co. Ltd., A	Banks	72,800	392,049
China Merchants Bank Co. Ltd., H	Banks	189,500	1,059,799
China Merchants Energy Shipping Co. Ltd., A	Oil, Gas & Consumable Fuels	28,000	22,622
China Merchants Expressway Network &
Technology Holdings Co. Ltd., A	Transportation Infrastructure	5,600	6,289
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	74,640	109,403
China Merchants Property Operation & Service
Co. Ltd., A	Real Estate Management & Development	2,800	6,224
[a] China Merchants Securities Co. Ltd., A, 144A	Capital Markets	22,400	21,955

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

China Merchants Securities Co. Ltd., A	Capital Markets	25,200	48,442
China Merchants Shekou Industrial Zone
Holdings Co. Ltd., A	Real Estate Management & Development	25,200	46,001
China Minsheng Banking Corp. Ltd., A	Banks	117,600	58,640
China Minsheng Banking Corp. Ltd., H	Banks	322,000	111,391
China National Accord Medicines Corp. Ltd., B	Health Care Providers & Services	2,800	6,561
China National Building Material Co. Ltd., H	Construction Materials	224,000	183,965
China National Chemical Engineering Co.
Ltd., A	Construction & Engineering	22,400	25,706
China National Nuclear Power Co. Ltd., A	Independent Power Producers & Energy Traders	61,600	53,419
China National Software & Service Co. Ltd., A	Software	2,800	23,606
China Northern Rare Earth Group High-Tech
Co. Ltd., A	Metals & Mining	14,000	50,688
China Oilfield Services Ltd., A	Energy Equipment & Services	5,600	13,420
China Oilfield Services Ltd., H	Energy Equipment & Services	90,000	109,431
China Overseas Land & Investment Ltd., A	Real Estate Management & Development	196,000	517,313
China Pacific Insurance Group Co. Ltd., A	Insurance	22,400	79,384
China Pacific Insurance Group Co. Ltd., H	Insurance	128,800	286,811
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	123,200	77,636
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	1,288,000	622,138
China Railway Group Ltd., A	Construction & Engineering	70,000	56,252
China Railway Group Ltd., H	Construction & Engineering	196,000	103,463
[a,c] China Railway Signal & Communication Corp.
Ltd., 144A	Electronic Equipment, Instruments & Components	84,000	27,444
China Railway Signal & Communication Corp.
Ltd., A	Electronic Equipment, Instruments & Components	24,248	16,787
[b] China Rare Earth Resources And Technology
Co. Ltd., A	Metals & Mining	2,800	13,306
China Reinsurance Group Corp., H	Insurance	336,000	21,310
China Resources Boya Bio-pharmaceutical
Group Co. Ltd., A	Biotechnology	2,800	14,796
China Resources Cement Holdings Ltd.	Construction Materials	112,000	59,408
China Resources Double Crane Pharmaceutical
Co. Ltd., A	Pharmaceuticals	5,600	14,480
China Resources Microelectronics Ltd., A	Semiconductors & Semiconductor Equipment	3,432	26,116
[a] China Resources Mixc Lifestyle Services Ltd.,
144A	Real Estate Management & Development	28,000	142,243
[a] China Resources Pharmaceutical Group Ltd., A,
144A	Pharmaceuticals	84,000	68,018
China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	98,600	201,623
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd., B	Pharmaceuticals	2,800	18,944
[b] China Ruyi Holdings Ltd.	Internet & Catalog Retail	112,000	27,982
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	25,200	100,598
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	168,821	487,756
China South Publishing & Media Group Co.
Ltd., A	Media	8,400	12,116
[b] China Southern Airlines Co. Ltd., A	Airlines	42,000	46,135
[b] China Southern Airlines Co. Ltd., H	Airlines	76,000	49,466
China Southern Power Grid Energy
Efficiency&Clean Energy Co. Ltd., A	Commercial Services & Supplies	11,200	9,178
China State Construction Engineering Corp.
Ltd., A	Construction & Engineering	148,400	116,466
China Suntien Green Energy Corp. Ltd.	Oil, Gas & Consumable Fuels	84,000	34,978
China Taiping Insurance Holdings Co. Ltd.	Insurance	72,800	90,662
China Three Gorges Renewables Group Co.
Ltd., A	Independent Power Producers & Energy Traders	86,800	70,882
China Tourism Group Duty Free Corp. Ltd., A	Hotels, Restaurants & Leisure	6,900	215,441
[a,c] China Tower Corp. Ltd., H, 144A, Reg S	Diversified Telecommunication Services	2,352,000	253,132
[b] China TransInfo Technology Co. Ltd., A	IT Services	2,800	3,610
China United Network Communications Ltd., A	Wireless Telecommunication Services	95,200	61,643
China Vanke Co. Ltd., A	Real Estate Management & Development	33,600	88,385
China Vanke Co. Ltd., H	Real Estate Management & Development	95,200	192,719
China World Trade Center Co. Ltd., A	Real Estate Management & Development	2,800	6,406
China Yangtze Power Co. Ltd., A	Independent Power Producers & Energy Traders	78,400	237,959

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

China Zhenhua Group Science & Technology
Co. Ltd., A	Electronic Equipment, Instruments & Components	1,800	29,718
[b] China Zheshang Bank Co. Ltd., A	Banks	28,000	11,898
Chinalin Securities Co. Ltd., A	Capital Markets	2,800	5,334
Chinese Universe Publishing and Media Group
Co. Ltd., A	Media	5,600	7,746
Chongqing Brewery Co. Ltd., A	Beverages	1,700	31,298
Chongqing Changan Automobile Co. Ltd., A	Automobiles	29,144	51,853
Chongqing Changan Automobile Co. Ltd., B	Automobiles	78,972	37,235
Chongqing Fuling Zhacai Group Co. Ltd., A	Food Products	2,800	10,429
Chongqing Rural Commercial Bank Co. Ltd., A	Banks	16,800	8,571
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	112,000	38,314
Chongqing Water Group Co. Ltd., A	Water Utilities	8,400	6,228
Chongqing Zhifei Biological Products Co.
Ltd., B	Biotechnology	5,600	71,088
CIFI Holdings Group Co. Ltd., A	Real Estate Management & Development	202,320	28,514
CITIC Ltd., B	Industrial Conglomerates	252,000	266,047
Citic Pacific Special Steel Group Co. Ltd., A	Metals & Mining	17,680	43,850
CITIC Securities Co. Ltd., A	Capital Markets	42,000	120,861
CITIC Securities Co. Ltd., H	Capital Markets	112,200	226,845
CMOC Group Ltd., A	Metals & Mining	36,400	23,937
CMOC Group Ltd., H	Metals & Mining	207,000	95,478
CMST Development Co. Ltd., A	Air Freight & Logistics	8,400	6,034
CNOOC Energy Technology & Services Ltd., A	Energy Equipment & Services	19,600	8,159
CNPC Capital Co. Ltd., A	Machinery	16,800	13,525
[b] Contemporary Amperex Technology Co. Ltd., H	Electrical Equipment	8,600	489,014
COSCO SHIPPING Development Co. Ltd., A	Marine	39,200	13,711
COSCO SHIPPING Development Co. Ltd., H	Marine	168,000	22,386
[b] COSCO SHIPPING Energy Transportation Co.
Ltd., A	Marine	11,200	19,506
[b] COSCO SHIPPING Energy Transportation Co.
Ltd., H	Marine	64,000	49,036
COSCO SHIPPING Holdings Co. Ltd., A	Marine	43,980	65,409
COSCO SHIPPING Holdings Co. Ltd., B	Marine	168,000	171,337
Country Garden Holdings Co. Ltd.	Real Estate Management & Development	476,000	162,835
Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	103,600	258,039
CRRC Corp. Ltd., A	Machinery	86,800	64,107
CRRC Corp. Ltd., H	Machinery	196,000	79,104
[a] CSC Financial Co. Ltd., A, 144A	Capital Markets	42,000	36,754
CSC Financial Co. Ltd., A	Capital Markets	19,600	67,280
CSG Holding Co. Ltd.	Construction Materials	58,800	22,526
CSG Holding Co. Ltd., A	Construction Materials	5,600	5,431
CSPC Pharmaceutical Group Ltd., A	Pharmaceuticals	392,000	411,841
Daan Gene Co. Ltd.	Biotechnology	6,840	15,383
[b] Dada Nexus Ltd., A, ADR	Internet & Catalog Retail	3,640	25,371
[a] Dali Foods Group Co. Ltd., 144A	Food Products	98,000	44,700
Daqin Railway Co. Ltd., A	Road & Rail	50,400	48,660
[b] Daqo New Energy Corp.	Semiconductors & Semiconductor Equipment	2,744	105,946
DaShenLin Pharmaceutical Group Co. Ltd., A	Food & Staples Retailing	1,152	6,593
[b] Datang International Power Generation Co.
Ltd., A	Independent Power Producers & Energy Traders	25,200	10,162
[b] Datang International Power Generation Co.
Ltd., H	Independent Power Producers & Energy Traders	168,000	27,336
DHC Software Co. Ltd., A	IT Services	11,200	9,162
Dian Diagnostics Group Co. Ltd., A	Health Care Providers & Services	2,800	10,170
Do-Fluoride New Materials Co. Ltd., A	Chemicals	2,800	13,484
Dong-E-E-Jiao Co. Ltd., A	Pharmaceuticals	2,800	16,471
Dongfang Electric Corp. Ltd., A	Electrical Equipment	8,400	25,520
Dongfang Electric Corp. Ltd., H	Electrical Equipment	16,800	28,585
Dongfeng Motor Group Co. Ltd., H	Automobiles	148,600	85,296
Dongxing Securities Co. Ltd., A	Capital Markets	11,200	12,497
East Group Co. Ltd., A	Electrical Equipment	8,400	8,292
East Money Information Co. Ltd.	Capital Markets	46,880	131,448
Eastern Air Logistics Co. Ltd., A	Air Freight & Logistics	5,600	12,351
Ecovacs Robotics Co. Ltd., A	Household Durables	1,700	17,922

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

ENN Energy Holdings Ltd.	Gas Utilities	36,900	518,163
ENN Natural Gas Co. Ltd., A	Chemicals	11,200	26,062
Eternal Asia Supply Chain Management Ltd., A	Commercial Services & Supplies	11,200	10,409
Eve Energy Co. Ltd.	Electrical Equipment	6,600	83,849
[a] Everbright Securities Co. Ltd., 144A	Capital Markets	11,200	7,519
Everbright Securities Co. Ltd., A	Capital Markets	14,000	30,089
[a,b,d,e] Evergrande Property Services Group Ltd.,
144A	Real Estate Management & Development	221,000	28,587
[b] Fangda Carbon New Material Co. Ltd.	Electrical Equipment	14,000	12,384
Far East Horizon Ltd.	Diversified Financial Services	56,000	43,767
FAW Jiefang Group Co. Ltd.	Automobiles	5,600	6,257
Fiberhome Telecommunication Technologies
Co. Ltd., A	Communications Equipment	5,600	10,635
[b] FIH Mobile Ltd.	Electronic Equipment, Instruments & Components	140,000	15,067
Financial Street Holdings Co. Ltd., A	Real Estate Management & Development	11,200	8,499
First Capital Securities Co. Ltd.	Capital Markets	16,800	13,670
[b] Flat Glass Group Co. Ltd., A	Semiconductors & Semiconductor Equipment	2,800	13,480
[b] Flat Glass Group Co. Ltd., H	Semiconductors & Semiconductor Equipment	28,000	67,731
Focus Media Information Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	53,200	51,363
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	14,561	167,521
Fosun International Ltd.	Industrial Conglomerates	112,000	91,265
Foxconn Industrial Internet Co. Ltd., A	Electronic Equipment, Instruments & Components	44,800	59,441
Fujian Funeng Co. Ltd., A	Independent Power Producers & Energy Traders	5,600	8,563
Fujian Sunner Development Co. Ltd.	Food Products	2,800	9,587
[b] Full Truck Alliance Co. Ltd.	Road & Rail	32,060	256,480
[a] Fuyao Glass Industry Group Co. Ltd., 144A	Auto Components	33,600	140,987
Fuyao Glass Industry Group Co. Ltd., A	Auto Components	5,600	28,385
Ganfeng Lithium Group Co. Ltd.	Metals & Mining	5,860	58,872
[a] Ganfeng Lithium Group Co. Ltd., H, 144A	Metals & Mining	16,360	122,203
G-bits Network Technology Xiamen Co. Ltd., A	Entertainment	200	9,043
[b] GCL System Integration Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	22,400	9,421
[b] GD Power Development Co. Ltd., A	Independent Power Producers & Energy Traders	67,200	41,473
[b] GDS Holdings Ltd.	IT Services	44,800	117,669
GEM Co. Ltd.	Metals & Mining	19,600	21,048
Gemdale Corp., A	Real Estate Management & Development	16,800	24,840
[b] Genscript Biotech Corp.	Life Sciences Tools & Services	49,538	157,723
GF Securities Co. Ltd.	Capital Markets	19,600	43,881
GF Securities Co. Ltd., H	Capital Markets	56,000	80,503
GigaDevice Semiconductor Inc., A	Semiconductors & Semiconductor Equipment	2,248	33,293
[b] Ginlong Technologies Co. Ltd., A	Electrical Equipment	1,350	35,131
Glarun Technology Co. Ltd., A	Communications Equipment	5,600	13,719
GoerTek Inc.	Electronic Equipment, Instruments & Components	11,200	27,244
[b] GOME Retail Holdings Ltd.	Specialty Retail	644,000	9,076
GoodWe Technologies Co. Ltd., A	Electrical Equipment	364	16,998
Gotion High-tech Co. Ltd.	Electrical Equipment	5,600	23,334
[b] Grandjoy Holdings Group Co. Ltd., A	Real Estate Management & Development	16,800	9,130
Great Wall Motor Co. Ltd., A	Automobiles	8,400	35,961
Great Wall Motor Co. Ltd., H	Automobiles	154,000	200,468
Greentown China Holdings Ltd.	Real Estate Management & Development	42,000	61,346
GRG Banking Equipment Co. Ltd.	Technology Hardware, Storage & Peripherals	8,400	12,068
Guangdong Baolihua New Energy Stock Co.
Ltd.	Independent Power Producers & Energy Traders	8,400	7,891
[b] Guangdong Electric Power Development Co.
Ltd., A	Independent Power Producers & Energy Traders	8,400	6,738
[b] Guangdong Electric Power Development Co.
Ltd., B	Independent Power Producers & Energy Traders	44,800	12,054
Guangdong Golden Dragon Development Inc.	Capital Markets	2,800	5,237
Guangdong Haid Group Co. Ltd.	Food Products	5,800	51,748
[b] Guangdong HEC Technology Holding Co.
Ltd., A	Metals & Mining	11,200	14,067
Guangdong Kinlong Hardware Products Co.
Ltd.	Building Products	700	10,517
Guangdong Xinbao Electrical Appliances
Holdings Co. Ltd.	Household Durables	2,800	6,738
Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	22,400	29,203

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

[b] Guangshen Railway Co. Ltd., A	Road & Rail	14,000	4,593
[b] Guangshen Railway Co. Ltd., H	Road & Rail	56,000	10,332
Guangxi Guiguan Electric Power Co. Ltd., A	Independent Power Producers & Energy Traders	14,000	11,655
Guangxi Liugong Machinery Co. Ltd.	Machinery	5,600	4,759
Guangzhou Automobile Group Co. Ltd., A	Automobiles	11,200	17,855
Guangzhou Automobile Group Co. Ltd., H	Automobiles	158,000	106,481
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd.	Pharmaceuticals	10,200	30,058
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd., A	Pharmaceuticals	5,600	24,112
Guangzhou Haige Communications Group Inc.
Co.	Communications Equipment	8,400	9,858
Guangzhou Kingmed Diagnostics Group Co.
Ltd.	Health Care Providers & Services	2,800	31,647
Guangzhou Shiyuan Electronic Technology Co.
Ltd., A	Electronic Equipment, Instruments & Components	700	5,973
Guangzhou Tinci Materials Technology Co. Ltd.	Chemicals	7,260	46,023
Guangzhou Wondfo Biotech Co. Ltd., A	Health Care Equipment & Supplies	1,300	5,988
Guangzhou Yuexiu Capital Holdings Group Co.
Ltd., A	Capital Markets	9,793	8,478
Guangzhou Zhujiang Brewery Co. Ltd.	Beverages	5,600	6,483
[b] Guizhou Bailing Group Pharmaceutical Co.
Ltd., A	Pharmaceuticals	5,600	6,605
Guizhou Panjiang Refined Coal Co. Ltd., A	Oil, Gas & Consumable Fuels	5,600	5,439
Guizhou Xinbang Pharmaceutical Co. Ltd.	Pharmaceuticals	8,400	5,706
Guolian Securities Co. Ltd., A	Capital Markets	8,400	13,658
Guosen Securities Co. Ltd.	Capital Markets	19,600	25,156
[b] Guosheng Financial Holding Inc.	Electrical Equipment	8,400	8,996
[a] Guotai Junan Securities Co. Ltd., 144A	Capital Markets	39,200	44,147
Guotai Junan Securities Co. Ltd., A	Capital Markets	25,200	49,498
Guoyuan Securities Co. Ltd.	Capital Markets	16,800	15,370
H World Group Ltd., ADR	Hotels, Restaurants & Leisure	10,892	462,039
[a,b,c] Haidilao International Holding Ltd., 144A	Hotels, Restaurants & Leisure	56,000	160,719
Haier Smart Home Co. Ltd., A	Household Durables	22,400	79,190
Haier Smart Home Co. Ltd., H	Household Durables	117,600	400,792
Haitian International Holdings Ltd.	Machinery	29,000	77,656
Haitong Securities Co. Ltd., A	Capital Markets	33,600	42,201
Haitong Securities Co. Ltd., H	Capital Markets	168,000	103,319
[b] Hang Zhou Great Star Industrial Co. Ltd.	Household Durables	2,800	7,681
Hangzhou Binjiang Real Estate Group Co. Ltd.	Real Estate Management & Development	11,200	14,294
Hangzhou Chang Chuan Technology Co.
Ltd., A	Semiconductors & Semiconductor Equipment	2,800	18,041
Hangzhou First Applied Material Co. Ltd., A	Semiconductors & Semiconductor Equipment	2,440	23,431
Hangzhou Lion Electronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	2,800	17,240
Hangzhou Oxygen Plant Group Co. Ltd.	Machinery	2,800	15,929
Hangzhou Robam Appliances Co. Ltd., A	Household Durables	2,800	11,234
Hangzhou Silan Microelectronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	5,600	26,540
Hangzhou Tigermed Consulting Co. Ltd.	Life Sciences Tools & Services	2,800	42,412
[a,c] Hangzhou Tigermed Consulting Co. Ltd., A,
144A	Life Sciences Tools & Services	6,700	77,430
Han’s Laser Technology Industry Group Co.
Ltd., A	Machinery	2,800	10,380
[a] Hansoh Pharmaceutical Group Co. Ltd., 144A	Pharmaceuticals	56,000	106,476
Haohua Chemical Science & Technology Co.
Ltd., A	Chemicals	2,800	17,365
Harbin Boshi Automation Co. Ltd.	Machinery	2,800	5,670
Hefei Meiya Optoelectronic Technology Inc.	Machinery	3,580	12,367
Heilongjiang Agriculture Co. Ltd., A	Food Products	5,600	11,137
Henan Shuanghui Investment & Development
Co. Ltd.	Food Products	11,200	41,975
Hengan International Group Co. Ltd.	Personal Products	34,500	183,220
Hengdian Group DMEGC Magnetics Co. Ltd.	Electronic Equipment, Instruments & Components	5,600	15,168
Hengli Petrochemical Co. Ltd., A	Chemicals	11,200	25,139
Hengtong Optic-electric Co. Ltd.	Communications Equipment	8,400	18,284
Hengyi Petrochemical Co. Ltd., A	Chemicals	14,000	14,225

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Hesteel Co. Ltd.	Metals & Mining	39,200	12,804
Hithink RoyalFlush Information Network Co.
Ltd., A	Capital Markets	2,800	39,907
[b] Holitech Technology Co. Ltd.	Electronic Equipment, Instruments & Components	11,200	4,128
Hongfa Technology Co. Ltd., A	Electrical Equipment	1,040	5,022
Hopson Development Holdings Ltd.	Real Estate Management & Development	41,628	40,962
Hoshine Silicon Industry Co. Ltd., A	Chemicals	2,800	33,565
[a,b] Hua Hong Semiconductor Ltd., 144A	Semiconductors & Semiconductor Equipment	20,000	69,827
Huadian Power International Corp. Ltd., A	Independent Power Producers & Energy Traders	25,200	21,416
Huadian Power International Corp. Ltd., H	Independent Power Producers & Energy Traders	56,000	23,175
Huadong Medicine Co. Ltd., A	Health Care Providers & Services	5,600	37,879
Huafon Chemical Co. Ltd.	Chemicals	14,000	13,760
Huagong Tech Co. Ltd.	Electronic Equipment, Instruments & Components	2,800	6,641
Huaibei Mining Holdings Co. Ltd., A	Metals & Mining	8,400	15,540
Hualan Biological Engineering Inc.	Biotechnology	6,260	20,475
Huaneng Lancang River Hydropower Inc., A	Independent Power Producers & Energy Traders	22,400	21,368
[b] Huaneng Power International Inc., A	Independent Power Producers & Energy Traders	22,400	24,638
[b] Huaneng Power International Inc., H	Independent Power Producers & Energy Traders	224,000	105,902
Huapont Life Sciences Co. Ltd.	Chemicals	5,600	4,128
[a] Huatai Securities Co. Ltd., 144A	Capital Markets	78,400	89,701
Huatai Securities Co. Ltd., A	Capital Markets	25,200	46,402
Huaxi Securities Co. Ltd.	Capital Markets	8,400	9,142
Huaxia Bank Co. Ltd., A	Banks	58,800	44,107
Huaxin Cement Co. Ltd., H	Construction Materials	12,400	13,822
Huaxin Cement Co. Ltd., A	Construction Materials	5,600	11,995
Huayu Automotive Systems Co. Ltd.	Auto Components	11,200	28,053
Hubei Biocause Pharmaceutical Co. Ltd.	Insurance	14,000	6,394
Hubei Energy Group Co. Ltd.	Independent Power Producers & Energy Traders	25,200	15,297
Hubei Xingfa Chemicals Group Co. Ltd., A	Chemicals	2,800	11,736
Huizhou Desay Sv Automotive Co. Ltd.	Household Durables	1,700	25,883
Humanwell Healthcare Group Co. Ltd., A	Pharmaceuticals	5,600	19,336
Hunan Gold Corp. Ltd.	Metals & Mining	5,600	10,482
Hunan Valin Steel Co. Ltd., A	Metals & Mining	25,200	17,118
Hundsun Technologies Inc., A	Software	6,706	39,215
[a,b] Hygeia Healthcare Holdings Co. Ltd., 144A	Health Care Providers & Services	16,800	120,539
Iflytek Co. Ltd.	Software	8,400	39,858
Imeik Technology Development Co. Ltd., A	Biotechnology	600	49,114
Industrial & Commercial Bank of China Ltd.	Banks	268,800	168,611
Industrial & Commercial Bank of China Ltd., H	Banks	3,948,000	2,033,448
Industrial Bank Co. Ltd., A	Banks	72,800	185,082
[b] Industrial Securities Co. Ltd., A	Capital Markets	32,690	27,120
Ingenic Semiconductor Co. Ltd., A	Semiconductors & Semiconductor Equipment	1,300	13,235
Inmyshow Digital Technology Group Co. Ltd.	Media	5,600	5,455
Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	134,400	37,296
Inner Mongolia Dian Tou Energy Corp. Ltd.	Oil, Gas & Consumable Fuels	2,800	4,994
Inner Mongolia ERDOS Resources Co. Ltd.	Metals & Mining	5,600	12,295
Inner Mongolia ERDOS Resources Co. Ltd., B	Metals & Mining	19,600	31,928
Inner Mongolia Junzheng Energy & Chemical
Industry Group Co. Ltd., A	Chemicals	28,000	16,147
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	22,400	100,363
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	50,400	66,578
Inner Mongolia Yuan Xing Energy Co. Ltd.	Chemicals	14,000	15,864
[a,b] Innovent Biologics Inc., B, 144A	Biotechnology	67,000	287,574
Inspur Electronic Information Industry Co. Ltd.	Technology Hardware, Storage & Peripherals	5,708	17,754
Intco Medical Technology Co. Ltd.	Health Care Equipment & Supplies	1,890	5,745
[b] iQIYI Inc., ADR	Entertainment	16,212	85,924
JA Solar Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	8,480	73,649
Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	2,800	12,533
Jason Furniture Hangzhou Co. Ltd., A	Household Durables	3,580	22,099
JCET Group Co. Ltd., A	Semiconductors & Semiconductor Equipment	5,600	18,656
[a,b] JD Health International Inc., 144A	Internet & Catalog Retail	36,400	332,755
[a,b] JD Logistics Inc., 144A	Air Freight & Logistics	84,000	162,727
JD.com Inc., A	Internet & Catalog Retail	118,410	3,340,685
[b] Jiajiayue Group Co. Ltd., A	Food & Staples Retailing	2,800	5,095
Jiangsu Cnano Technology Co. Ltd., A	Chemicals	810	9,031

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Jiangsu Eastern Shenghong Co. Ltd.	Chemicals	14,000	26,386
Jiangsu Expressway Co. Ltd., A	Transportation Infrastructure	8,400	9,980
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	60,000	54,811
Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	4,080	37,239
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A	Pharmaceuticals	23,540	131,091
Jiangsu King’s Luck Brewery JSC Ltd.	Beverages	5,600	41,198
Jiangsu Linyang Energy Co. Ltd., A	Electrical Equipment	8,400	10,429
Jiangsu Yanghe Brewery Joint-Stock Co.
Ltd., A	Beverages	5,600	129,906
Jiangsu Yangnong Chemical Co. Ltd., A	Chemicals	900	13,515
Jiangsu Yoke Technology Co. Ltd., A	Chemicals	2,800	20,384
Jiangsu Yuyue Medical Equipment & Supply Co.
Ltd.	Health Care Equipment & Supplies	2,800	12,893
[b] Jiangsu Zhongnan Construction Group Co. Ltd.	Real Estate Management & Development	16,800	5,318
Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	11,200	26,143
Jiangxi Copper Co. Ltd., A	Metals & Mining	5,600	14,108
Jiangxi Copper Co. Ltd., H	Metals & Mining	56,000	82,655
[b] Jiangxi Special Electric Motor Co. Ltd., A	Electrical Equipment	5,600	14,124
[b] Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	11,200	6,847
Jilin Aodong Pharmaceutical Group Co. Ltd.	Pharmaceuticals	5,600	12,133
[b] Jinke Properties Group Co. Ltd.	Real Estate Management & Development	22,400	6,184
Jinke Smart Services Group Co. Ltd., H	Real Estate Management & Development	11,200	19,659
[a,c] Jinxin Fertility Group Ltd., 144A	Health Care Providers & Services	76,500	70,669
JiuGui Liquor Co. Ltd., A	Beverages	900	17,943
[a] Jiumaojiu International Holdings Ltd., 144A	Hotels, Restaurants & Leisure	28,000	74,799
Jizhong Energy Resources Co. Ltd., A	Oil, Gas & Consumable Fuels	11,200	10,295
Joincare Pharmaceutical Group Industry Co.
Ltd., A	Pharmaceuticals	8,400	13,707
Joinn Laboratories China Co. Ltd., A	Life Sciences Tools & Services	1,400	11,819
[a] Joinn Laboratories China Co. Ltd., H, 144A	Life Sciences Tools & Services	3,880	19,860
Jointown Pharmaceutical Group Co. Ltd., A	Health Care Providers & Services	5,600	10,554
Jonjee Hi-Tech Industrial And Commercial
Holding Co. Ltd., A	Food Products	2,800	14,921
Joyoung Co. Ltd.	Household Durables	2,800	6,669
JOYY Inc., ADR	Interactive Media & Services	2,240	70,762
[b] Juneyao Airlines Co. Ltd., A	Airlines	8,400	19,644
[b] Kaishan Group Co. Ltd., A	Machinery	2,800	6,070
[b] Kanzhun Ltd., ADR	Interactive Media & Services	6,692	136,316
[b] KE Holdings Inc., ADR	Real Estate Management & Development	32,032	447,167
Keda Industrial Group Co. Ltd.	Machinery	5,600	11,501
Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	36,500	116,211
[b] Kingdee International Software Group Co. Ltd.	Software	128,000	274,533
[b] Kingsoft Cloud Holdings Ltd., ADR	IT Services	5,096	19,518
Kingsoft Corp. Ltd.	Software	41,000	137,105
[a,b] Kuaishou Technology, B, 144A	Interactive Media & Services	98,000	892,113
[b] Kuang-Chi Technologies Co. Ltd.	Auto Components	8,400	20,664
Kunlun Tech Co. Ltd.	Entertainment	5,600	11,663
Kweichow Moutai Co. Ltd., A	Beverages	4,400	1,098,275
[b] KWG Group Holdings Ltd.	Real Estate Management & Development	70,000	16,682
[b] Lakala Payment Co. Ltd., A	IT Services	2,800	6,831
Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	11,200	32,760
LB Group Co. Ltd.	Chemicals	8,400	22,970
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	84,000	37,023
[a] Legend Holdings Corp., 144A	Technology Hardware, Storage & Peripherals	25,200	26,960
Lens Technology Co. Ltd.	Electronic Equipment, Instruments & Components	16,800	25,568
[b] Leo Group Co. Ltd.	Media	30,800	7,879
Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	8,400	27,887
Levima Advanced Materials Corp., A	Chemicals	2,800	12,282
Leyard Optoelectronic Co. Ltd.	Electronic Equipment, Instruments & Components	8,400	6,872
[b] Li Auto Inc., ADR	Automobiles	26,292	536,357
Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	113,500	985,224
LianChuang Electronic Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	3,460	6,186
Lianhe Chemical Technology Co. Ltd.	Chemicals	2,800	6,273
Liaoning Port Co. Ltd., A	Transportation Infrastructure	64,400	15,079
[b] Lingyi iTech Guangdong Co.	Electrical Equipment	28,000	18,373

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Livzon Pharmaceutical Group Inc.	Pharmaceuticals	2,800	13,144
Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	5,600	18,834
[a,c] Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	94,270	293,501
LONGi Green Energy Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	25,200	153,920
Longshine Technology Group Co. Ltd., A	Software	2,800	8,895
Luenmei Quantum Co. Ltd., A	Water Utilities	5,600	5,115
Lufax Holding Ltd., ADR	Consumer Finance	34,972	67,846
Luxi Chemical Group Co. Ltd., A	Chemicals	5,600	10,028
Luxshare Precision Industry Co. Ltd., A	Electronic Equipment, Instruments & Components	25,299	116,095
[a,b] Luye Pharma Group Ltd., 144A	Pharmaceuticals	84,000	39,390
Luzhou Laojiao Co. Ltd., A	Beverages	5,600	181,528
Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	22,400	9,097
Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	56,000	13,058
Mango Excellent Media Co. Ltd.	Entertainment	5,630	24,428
Maxscend Microelectronics Co. Ltd., A	Electronic Equipment, Instruments & Components	1,632	26,961
[b] Meinian Onehealth Healthcare Holdings Co.
Ltd.	Health Care Providers & Services	14,000	12,404
[a,b] Meituan, B, 144A	Internet & Catalog Retail	205,582	4,601,589
Metallurgical Corp. of China Ltd.	Construction & Engineering	140,000	31,032
Metallurgical Corp. of China Ltd., A	Construction & Engineering	50,400	23,165
[b] Microport Scientific Corp.	Health Care Equipment & Supplies	22,400	58,978
Ming Yang Smart Energy Group Ltd.	Electrical Equipment	8,400	30,668
Ming Yuan Cloud Group Holdings Ltd.	Software	28,000	25,184
MINISO Group Holding Ltd., ADR	Multiline Retail	4,452	47,770
Minth Group Ltd.	Auto Components	35,250	95,521
Montage Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	4,025	36,417
Muyuan Foods Co. Ltd.	Food Products	18,960	133,592
NanJi E-Commerce Co. Ltd.	Media	11,200	7,786
Nanjing Hanrui Cobalt Co. Ltd., A	Metals & Mining	800	4,631
Nanjing Iron & Steel Co. Ltd., A	Metals & Mining	22,400	10,198
Nanjing King-Friend Biochemical
Pharmaceutical Co. Ltd.	Pharmaceuticals	2,145	5,593
NARI Technology Co. Ltd., A	Electrical Equipment	23,440	82,663
NAURA Technology Group Co. Ltd., A	Electronic Equipment, Instruments & Components	1,800	58,614
NavInfo Co. Ltd.	Household Durables	8,400	13,379
NetEase Inc.	Entertainment	92,400	1,355,524
New China Life Insurance Co. Ltd., A	Insurance	8,400	36,519
New China Life Insurance Co. Ltd., H	Insurance	47,600	116,485
[b] New Hope Liuhe Co. Ltd.	Food Products	16,800	31,347
[b] New Oriental Education & Technology
Group Inc.	Diversified Consumer Services	68,380	249,692
Newland Digital Technology Co. Ltd.	Software	2,800	5,265
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	79,000	72,067
Ninestar Corp.	Technology Hardware, Storage & Peripherals	5,600	41,999
Ningbo Deye Technology Co. Ltd., A	Machinery	700	33,508
[b] Ningbo Joyson Electronic Corp.	Auto Components	5,600	11,372
Ningbo Orient Wires & Cables Co. Ltd., A	Electrical Equipment	2,800	27,450
Ningbo Ronbay New Energy Technology Co.
Ltd.	Electrical Equipment	1,586	15,759
Ningbo Sanxing Medical Electric Co. Ltd., A	Electrical Equipment	5,600	10,910
Ningbo Shanshan Co. Ltd., A	Chemicals	8,400	22,096
Ningbo Tuopu Group Co. Ltd., A	Auto Components	2,800	23,707
Ningbo Zhoushan Port Co. Ltd., A	Transportation Infrastructure	22,400	11,590
Ningxia Baofeng Energy Group Co. Ltd., A	Chemicals	8,400	14,654
[b] NIO Inc., ADR	Automobiles	60,032	585,312
[a] Nongfu Spring Co. Ltd., H, 144A	Beverages	89,600	506,263
North Huajin Chemical Industries Co. Ltd.	Chemicals	5,600	5,504
North Industries Group Red Arrow Co. Ltd., A	Machinery	2,800	7,948
Northeast Securities Co. Ltd.	Capital Markets	8,400	7,891
NSFOCUS Technologies Group Co. Ltd.	Software	2,800	4,132
[b] Offcn Education Technology Co. Ltd., A	Diversified Consumer Services	8,400	5,621
Offshore Oil Engineering Co. Ltd., A	Energy Equipment & Services	14,000	12,262
[b] OFILM Group Co. Ltd.	Electronic Equipment, Instruments & Components	11,200	7,624
Oppein Home Group Inc., A	Household Durables	900	15,809
ORG Technology Co. Ltd.	Containers & Packaging	8,400	6,131

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

[a] Orient Securities Co. Ltd., 144A	Capital Markets	44,800	21,467
Orient Securities Co. Ltd., A	Capital Markets	25,824	33,368
Oriental Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	5,600	6,176
[b] Ourpalm Co. Ltd.	Entertainment	14,000	6,495
Ovctek China Inc., A	Health Care Equipment & Supplies	3,520	18,163
[b] Pangang Group Vanadium Titanium &
Resources Co. Ltd., A	Metals & Mining	30,800	21,056
People.cn Co. Ltd.	Media	2,800	6,827
People’s Insurance Co. Group of China Ltd., A	Insurance	36,400	27,462
Perfect World Co. Ltd.	Entertainment	5,600	10,295
PetroChina Co. Ltd.	Oil, Gas & Consumable Fuels	86,800	62,351
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	1,064,000	486,676
Pharmaron Beijing Co. Ltd., A	Life Sciences Tools & Services	1,500	14,742
[a,c] Pharmaron Beijing Co. Ltd., H, 144A	Life Sciences Tools & Services	9,700	67,298
PICC Property & Casualty Co. Ltd., H	Insurance	336,000	318,998
[b] Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	18,592	1,516,178
Ping An Bank Co. Ltd., A	Banks	67,200	127,818
[a,b,c] Ping An Healthcare and Technology Co. Ltd.,
144A	Health Care Technology	19,600	53,489
Ping An Insurance Group Co. of China Ltd., A	Insurance	39,200	266,287
Ping An Insurance Group Co. of China Ltd., H	Insurance	294,000	1,945,573
Pingdingshan Tianan Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	8,400	13,124
Poly Developments and Holdings Group Co.
Ltd., A	Real Estate Management & Development	42,000	91,845
Poly Property Services Co. Ltd., H	Real Estate Management & Development	6,600	38,941
[a] Pop Mart International Group Ltd., 144A	Specialty Retail	33,600	85,324
Porton Pharma Solutions Ltd., A	Pharmaceuticals	2,800	16,532
[a] Postal Savings Bank of China Co. Ltd., 144A	Banks	476,000	295,787
Postal Savings Bank of China Co. Ltd.	Banks	70,000	46,742
Power Construction Corp. of China Ltd.	Construction & Engineering	39,200	40,113
Pylon Technologies Co. Ltd., A	Electrical Equipment	459	20,940
Qingdao TGOOD Electric Co. Ltd.	Electrical Equipment	2,800	6,155
[b] Qinghai Salt Lake Industry Co. Ltd., A	Chemicals	19,600	64,277
Raytron Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	1,348	7,246
[a] Red Star Macalline Group Corp. Ltd., 144A	Real Estate Management & Development	34,800	11,147
[a,b] Remegen Co. Ltd., H, 144A	Biotechnology	7,500	55,638
[b] RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	14,000	4,391
[b] RLX Technology Inc., ADR	Tobacco	35,812	82,368
Rongsheng Petrochemical Co. Ltd.	Chemicals	11,200	19,911
SAIC Motor Corp. Ltd.	Automobiles	33,600	69,979
Sailun Group Co. Ltd., A	Auto Components	11,200	16,220
Sangfor Technologies Inc.	Software	300	4,880
Sansteel Minguang Co. Ltd. Fujian	Metals & Mining	8,400	5,706
Sany Heavy Industry Co. Ltd., A	Machinery	30,800	70,335
Satellite Chemical Co. Ltd.	Chemicals	12,746	28,554
Sealand Securities Co. Ltd.	Capital Markets	23,440	11,282
[b] Seazen Group Ltd.	Real Estate Management & Development	112,000	41,471
[b] Seazen Holdings Co. Ltd., A	Real Estate Management & Development	8,400	24,889
SF Holding Co. Ltd.	Air Freight & Logistics	16,800	140,250
SG Micro Corp., A	Semiconductors & Semiconductor Equipment	1,275	31,807
Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	33,600	90,230
Shaanxi International Trust Co. Ltd.	Capital Markets	14,000	6,131
Shan Xi Hua Yang Group New Energy Co.
Ltd., A	Oil, Gas & Consumable Fuels	8,400	17,301
[b] Shandong Chenming Paper Holdings Ltd., A	Paper & Forest Products	5,600	4,031
[b] Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	33,600	10,246
[b] Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	28,000	8,861
Shandong Denghai Seeds Co. Ltd.	Food Products	2,800	8,021
[a] Shandong Gold Mining Co. Ltd., 144A	Metals & Mining	35,500	65,861
Shandong Gold Mining Co. Ltd., A	Metals & Mining	11,884	32,910
Shandong Himile Mechanical Science &
Technology Co. Ltd.	Machinery	2,800	9,369
Shandong Hi-speed Co. Ltd., A	Transportation Infrastructure	11,200	9,211
Shandong Hualu Hengsheng Chemical Co.
Ltd., A	Chemicals	8,480	40,630

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Shandong Humon Smelting Co. Ltd.	Metals & Mining	2,800	4,265
Shandong Linglong Tyre Co. Ltd., A	Auto Components	2,800	8,288
Shandong Nanshan Aluminum Co. Ltd., A	Metals & Mining	42,000	19,850
Shandong Pharmaceutical Glass Co. Ltd., A	Health Care Equipment & Supplies	2,800	11,493
Shandong Sun Paper Industry JSC Ltd., A	Paper & Forest Products	8,400	13,986
Shandong Weigao Group Medical Polymer Co.
Ltd., H	Health Care Equipment & Supplies	116,900	192,014
Shanghai AJ Group Co. Ltd., A	Diversified Financial Services	5,600	4,468
Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	11,200	8,198
Shanghai Bairun Investment Holding Group Co.
Ltd.	Beverages	3,840	20,735
Shanghai Baosight Software Co. Ltd., A	Software	3,180	20,591
Shanghai Baosight Software Co. Ltd., B	Software	25,290	78,273
Shanghai Construction Group Co. Ltd., A	Construction & Engineering	25,200	9,470
[b] Shanghai Electric Group Co. Ltd., A	Electrical Equipment	33,600	19,134
[b] Shanghai Electric Group Co. Ltd., H	Electrical Equipment	112,000	25,256
[b] Shanghai Electric Power Co. Ltd., A	Independent Power Producers & Energy Traders	11,200	16,204
Shanghai Fosun Pharmaceutical Group Co.
Ltd., A	Pharmaceuticals	5,600	28,523
Shanghai Fosun Pharmaceutical Group Co.
Ltd., H	Pharmaceuticals	28,000	89,687
Shanghai Friendess Electronic Technology
Corp. Ltd., A	Electronic Equipment, Instruments & Components	420	13,178
Shanghai Fudan Microelectronics Group Co.
Ltd., A	Semiconductors & Semiconductor Equipment	999	10,080
Shanghai Fudan Microelectronics Group Co.
Ltd., H	Semiconductors & Semiconductor Equipment	14,000	52,915
Shanghai Huayi Group Co. Ltd., B	Chemicals	8,400	4,813
[b] Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	8,400	70,064
Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	39,200	30,255
Shanghai Jinjiang International Hotels Co. Ltd.	Hotels, Restaurants & Leisure	8,400	16,834
Shanghai Jinjiang International Hotels Co.
Ltd., A	Hotels, Restaurants & Leisure	2,800	23,614
Shanghai Jinqiao Export Processing Zone
Development Co. Ltd., A	Real Estate Management & Development	2,800	4,492
Shanghai Jinqiao Export Processing Zone
Development Co. Ltd., B	Real Estate Management & Development	16,800	15,271
[b] Shanghai Junshi Biosciences Co. Ltd., A	Biotechnology	866	7,835
[a,b] Shanghai Junshi Biosciences Co. Ltd., H, 144A	Biotechnology	11,200	69,597
Shanghai Lingang Holdings Corp. Ltd.	Real Estate Management & Development	6,400	11,026
Shanghai Lujiazui Finance & Trade Zone
Development Co. Ltd., A	Real Estate Management & Development	5,600	7,883
Shanghai Lujiazui Finance & Trade Zone
Development Co. Ltd., B	Real Estate Management & Development	58,800	47,510
Shanghai M&G Stationery Inc., A	Commercial Services & Supplies	2,800	22,250
Shanghai Mechanical and Electrical Industry
Co. Ltd., B	Machinery	11,200	11,435
Shanghai Pharmaceuticals Holding Co. Ltd., A	Health Care Providers & Services	11,200	28,863
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	42,000	69,848
Shanghai Pudong Development Bank Co.
Ltd., A	Banks	100,815	106,077
Shanghai Putailai New Energy Technology Co.
Ltd., A	Chemicals	4,920	36,899
Shanghai RAAS Blood Products Co. Ltd., A	Biotechnology	25,200	23,092
Shanghai Rural Commercial Bank Co. Ltd., A	Banks	11,200	9,518
Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	30,800	7,977
Shanghai Tunnel Engineering Co. Ltd., A	Construction & Engineering	14,000	10,664
Shanghai Waigaoqiao Free Trade Zone Group
Co. Ltd.	Trading Companies & Distributors	11,200	9,957
Shanghai Yuyuan Tourist Mart Group Co.
Ltd., A	Specialty Retail	16,800	18,478
Shanghai Zhangjiang High-Tech Park
Development Co. Ltd., A	Real Estate Management & Development	5,600	9,178
Shanghai Zhenhua Heavy Industries Co. Ltd., B	Machinery	61,600	15,277
Shanxi Coking Coal Energy Group Co. Ltd.	Oil, Gas & Consumable Fuels	14,000	23,573

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Shanxi Lu’an Environmental Energy
Development Co. Ltd., A	Oil, Gas & Consumable Fuels	11,200	27,276
Shanxi Meijin Energy Co. Ltd., A	Metals & Mining	16,800	21,902
Shanxi Securities Co. Ltd.	Capital Markets	14,200	10,878
Shanxi Taigang Stainless Steel Co. Ltd., A	Metals & Mining	22,400	13,986
Shanxi Xinghuacun Fen Wine Factory Co.
Ltd., A	Beverages	4,320	177,942
Shanying International Holding Co. Ltd., A	Paper & Forest Products	16,800	6,022
Shenghe Resources Holding Co. Ltd., A	Metals & Mining	5,600	11,331
Shengyi Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	8,400	17,495
Shennan Circuits Co. Ltd., A	Electronic Equipment, Instruments & Components	600	6,257
Shenwan Hongyuan Group Co. Ltd.	Capital Markets	75,600	43,488
[a,c] Shenwan Hongyuan Group Co. Ltd., 144A	Capital Markets	89,600	16,646
Shenzhen Agricultural Products Group Co. Ltd.	Food & Staples Retailing	5,600	4,613
Shenzhen Airport Co. Ltd.	Transportation Infrastructure	5,600	6,362
Shenzhen Capchem Technology Co. Ltd., A	Chemicals	2,080	13,068
Shenzhen Dynanonic Co. Ltd., A	Chemicals	540	17,919
Shenzhen Energy Group Co. Ltd.	Independent Power Producers & Energy Traders	16,800	15,443
[b] Shenzhen Everwin Precision Technology Co.
Ltd.	Electronic Equipment, Instruments & Components	5,600	8,361
Shenzhen Expressway Corp. Ltd., H	Transportation Infrastructure	24,000	20,695
Shenzhen Gas Corp. Ltd., A	Gas Utilities	9,100	8,602
Shenzhen Hepalink Pharmaceutical Group Co.
Ltd., A	Pharmaceuticals	2,800	5,200
Shenzhen Huaqiang Industry Co. Ltd.	Electronic Equipment, Instruments & Components	2,800	4,941
[b] Shenzhen Infogem Technologies Co. Ltd., A	Software	2,800	3,764
Shenzhen Inovance Technology Co. Ltd.	Machinery	9,350	93,921
Shenzhen International Holdings Ltd.	Transportation Infrastructure	70,000	68,700
Shenzhen Investment Ltd.	Real Estate Management & Development	112,000	19,229
Shenzhen Jinjia Group Co. Ltd.	Containers & Packaging	5,600	5,852
Shenzhen Kaifa Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	5,600	8,652
Shenzhen Kangtai Biological Products Co. Ltd.	Biotechnology	4,360	19,869
Shenzhen Kedali Industry Co. Ltd., A	Auto Components	800	13,738
Shenzhen Kingdom Sci-Tech Co. Ltd., A	Software	2,800	4,164
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., A	Health Care Equipment & Supplies	4,300	196,372
[b] Shenzhen MTC Co. Ltd.	Household Durables	19,600	9,887
[b] Shenzhen Neptunus Bioengineering Co. Ltd.	Health Care Providers & Services	11,200	5,374
Shenzhen Overseas Chinese Town Co. Ltd.	Hotels, Restaurants & Leisure	30,800	23,727
Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	2,800	13,294
Shenzhen SC New Energy Technology Corp., A	Semiconductors & Semiconductor Equipment	1,100	18,128
Shenzhen Senior Technology Material Co.
Ltd., A	Chemicals	2,800	8,604
Shenzhen Sunway Communication Co. Ltd.	Communications Equipment	2,800	6,681
Shenzhen Transsion Holdings Co. Ltd., A	Technology Hardware, Storage & Peripherals	2,912	33,468
Shenzhen Yan Tian Port Holding Co. Ltd., A	Transportation Infrastructure	8,400	6,155
Shenzhen YUTO Packaging Technology Co.
Ltd.	Containers & Packaging	2,800	13,383
Shenzhen Zhongjin Lingnan Nonfemet Co.
Ltd., A	Metals & Mining	14,000	8,296
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	39,200	440,971
[b] Shijiazhuang Changshan BeiMing Technology
Co. Ltd.	Textiles, Apparel & Luxury Goods	5,600	4,549
Shijiazhuang Yiling Pharmaceutical Co. Ltd.	Pharmaceuticals	6,280	27,194
[b,d] Shimao Group Holdings Ltd.	Real Estate Management & Development	78,000	20,348
[a,b] Shimao Services Holdings Ltd., Z, 144A	Real Estate Management & Development	28,000	10,117
Shui On Land Ltd.	Real Estate Management & Development	168,000	21,310
[b] Siasun Robot & Automation Co. Ltd.	Machinery	5,600	7,268
Sichuan Chuantou Energy Co. Ltd., A	Independent Power Producers & Energy Traders	16,800	29,696
Sichuan Hebang Biotechnology Co. Ltd., A	Chemicals	33,600	14,763
Sichuan Kelun Pharmaceutical Co. Ltd.	Pharmaceuticals	5,600	21,538
[b] Sichuan New Energy Power Co. Ltd.	Trading Companies & Distributors	5,600	14,439
Sichuan Road and Bridge Group Co. Ltd., A	Construction & Engineering	16,800	27,001
Sichuan Swellfun Co. Ltd., A	Beverages	1,600	19,522
Sichuan Yahua Industrial Group Co. Ltd., A	Chemicals	2,800	9,409

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Sieyuan Electric Co. Ltd.	Electrical Equipment	2,800	15,467
Sinoma International Engineering Co.	Construction & Engineering	8,400	10,344
Sinoma Science & Technology Co. Ltd.	Chemicals	5,600	17,345
Sinomine Resource Group Co. Ltd., A	Metals & Mining	1,600	15,415
Sino-Ocean Group Holding Ltd.	Real Estate Management & Development	154,000	21,507
Sinopec Engineering Group Co. Ltd.	Construction & Engineering	70,000	30,763
[b] Sinopec Oilfield Service Corp.	Energy Equipment & Services	112,000	7,318
[b] Sinopec Oilfield Service Corp., A	Energy Equipment & Services	19,600	5,609
Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	22,400	10,069
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	168,000	28,413
Sinopharm Group Co. Ltd., H	Health Care Providers & Services	67,200	170,821
Sinotrans Ltd., A	Air Freight & Logistics	14,000	7,770
Sinotrans Ltd., H	Air Freight & Logistics	84,000	27,336
Sinotruk Hong Kong Ltd.	Machinery	28,000	39,032
[b] Skshu Paint Co. Ltd., A	Chemicals	980	16,123
Skyworth Digital Co. Ltd., A	Communications Equipment	2,800	5,641
[a] Smoore International Holdings Ltd., 144A	Tobacco	90,460	140,472
Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	9,060	19,118
SooChow Securities Co. Ltd., A	Capital Markets	19,804	18,691
Southwest Securities Co. Ltd., A	Capital Markets	25,200	13,658
StarPower Semiconductor Ltd., A	Semiconductors & Semiconductor Equipment	500	23,797
[b] STO Express Co. Ltd.	Air Freight & Logistics	5,600	8,361
Sun Art Retail Group Ltd.	Food & Staples Retailing	98,000	32,144
[b,d] Sunac China Holdings Ltd.	Real Estate Management & Development	160,000	32,907
[a] Sunac Services Holdings Ltd., 144A	Real Estate Management & Development	29,898	16,089
Sungrow Power Supply Co. Ltd.	Electrical Equipment	5,600	90,489
Suning Universal Co. Ltd.	Real Estate Management & Development	14,000	6,677
Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	33,600	399,716
Sunwoda Electronic Co. Ltd., A	Electrical Equipment	5,600	17,118
Suofeiya Home Collection Co. Ltd.	Household Durables	2,800	7,349
Suzhou Anjie Technology Co. Ltd., A	Electrical Equipment	2,800	4,998
Suzhou Dongshan Precision Manufacturing Co.
Ltd., A	Electronic Equipment, Instruments & Components	5,600	20,016
[b] Suzhou Gold Mantis Construction Decoration
Co. Ltd.	Construction & Engineering	8,400	5,888
Suzhou Maxwell Technologies Co. Ltd.	Electrical Equipment	640	38,096
Suzhou TA&A Ultra Clean Technology Co.
Ltd., A	Chemicals	2,800	22,614
Taiji Computer Corp. Ltd.	IT Services	2,800	11,384
[b] TAL Education Group, ADR	Diversified Consumer Services	22,344	157,525
Tangshan Jidong Cement Co. Ltd.	Construction Materials	11,200	13,322
TangShan Port Group Co. Ltd., A	Transportation Infrastructure	19,600	7,762
Tangshan Sanyou Chemical Industries Co.
Ltd., A	Chemicals	8,600	8,216
TBEA Co. Ltd., A	Electrical Equipment	14,000	40,631
TCL Technology Group Corp.	Household Durables	53,200	28,604
TCL Zhonghuan Renewable Energy Technology
Co. Ltd.	Semiconductors & Semiconductor Equipment	11,200	60,963
Tencent Holdings Ltd.	Interactive Media & Services	300,338	12,852,471
[b] Tencent Music Entertainment Group, ADR	Entertainment	30,576	253,169
The People’s Insurance Co. Group of China
Ltd., H	Insurance	420,000	139,373
Thunder Software Technology Co. Ltd.	Software	1,200	17,396
Tian Di Science & Technology Co. Ltd., A	Machinery	14,000	10,522
Tianjin Chase Sun Pharmaceutical Co. Ltd.	Pharmaceuticals	11,200	9,195
Tianma Microelectronics Co. Ltd.	Electronic Equipment, Instruments & Components	8,400	10,514
[b] Tianqi Lithium Corp., A	Chemicals	5,600	63,933
[b] Tianqi Lithium Corp., H	Chemicals	5,600	40,036
Tianshan Aluminum Group Co. Ltd., A	Machinery	8,400	9,373
Tianshui Huatian Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	11,200	13,420
[b] Tibet Summit Resources Co. Ltd., A	Metals & Mining	2,800	9,276
Tingyi Cayman Islands Holding Corp.	Food Products	94,000	165,961
Titan Wind Energy Suzhou Co. Ltd., A	Electrical Equipment	5,600	12,246
[b,c] Tongcheng Travel Holdings Ltd.	Internet & Catalog Retail	59,600	143,407
[b] TongFu Microelectronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	5,600	13,339

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Tongkun Group Co. Ltd., A	Chemicals	8,400	17,543
Tongling Nonferrous Metals Group Co. Ltd.	Metals & Mining	39,200	17,677
Tongwei Co. Ltd., A	Food Products	16,800	93,678
[b] Topchoice Medical Corp., A	Health Care Providers & Services	1,200	26,534
Topsec Technologies Group Inc., A	Electrical Equipment	5,600	8,086
[a] Topsports International Holdings Ltd., 144A	Specialty Retail	84,000	66,619
Towngas Smart Energy Co. Ltd.	Gas Utilities	56,000	28,126
TravelSky Technology Ltd., H	IT Services	56,000	118,386
Trina Solar Co. Ltd., A	Semiconductors & Semiconductor Equipment	7,756	71,475
[b] Trip.com Group Ltd., ADR	Internet & Catalog Retail	26,628	916,003
Tsingtao Brewery Co. Ltd., A	Beverages	2,800	43,504
Tsingtao Brewery Co. Ltd., H	Beverages	30,584	302,119
[b] Tuya Inc., ADR	Software	11,788	22,515
Unigroup Guoxin Microelectronics Co. Ltd.	Electronic Equipment, Instruments & Components	2,899	55,233
Uni-President China Holdings Ltd.	Food Products	56,000	56,036
Unisplendour Corp. Ltd.	Electronic Equipment, Instruments & Components	5,600	15,791
Universal Scientific Industrial Shanghai Co.
Ltd., A	Electronic Equipment, Instruments & Components	2,800	6,568
Valiant Co. Ltd., A	Chemicals	2,800	5,933
[b] Vipshop Holdings Ltd., ADR	Internet & Catalog Retail	19,936	271,927
Visual China Group Co. Ltd., A	Internet & Catalog Retail	2,800	4,978
Walvax Biotechnology Co. Ltd.	Biotechnology	5,600	32,529
[b] Wanda Film Holding Co. Ltd., A	Entertainment	8,400	16,997
Wangsu Science & Technology Co. Ltd.	IT Services	8,400	6,775
Wanhua Chemical Group Co. Ltd., A	Chemicals	11,200	149,979
Wanxiang Qianchao Co. Ltd.	Auto Components	14,000	9,854
[b] Weibo Corp., ADR	Interactive Media & Services	3,696	70,668
Weichai Power Co. Ltd., A	Machinery	25,200	37,078
Weichai Power Co. Ltd., H	Machinery	84,000	112,790
Weifu High-Technology Group Co. Ltd., A	Auto Components	2,800	7,175
Weifu High-Technology Group Co. Ltd., B	Auto Components	8,400	14,174
[b] Wens Foodstuffs Group Co. Ltd.	Food Products	5,600	15,888
Western Mining Co. Ltd., A	Metals & Mining	8,400	12,384
Western Securities Co. Ltd.	Capital Markets	16,800	14,787
Western Superconducting Technologies Co.
Ltd., A	Metals & Mining	1,488	20,364
Westone Information Industry Inc.	Electronic Equipment, Instruments & Components	2,800	12,355
Will Semiconductor Co. Ltd. Shanghai, A	Semiconductors & Semiconductor Equipment	2,800	31,198
Wingtech Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	5,600	42,557
Winning Health Technology Group Co. Ltd.	Health Care Technology	9,300	13,818
Wolong Electric Group Co. Ltd., A	Electrical Equipment	5,600	10,085
Wuchan Zhongda Group Co. Ltd., A	Distributors	22,400	15,573
Wuhan Guide Infrared Co. Ltd.	Electronic Equipment, Instruments & Components	11,273	17,922
Wuliangye Yibin Co. Ltd., A	Beverages	13,800	360,395
WUS Printed Circuit Kunshan Co. Ltd.	Electronic Equipment, Instruments & Components	8,440	14,516
[a] WuXi AppTec Co. Ltd., 144A	Life Sciences Tools & Services	17,420	184,022
WuXi AppTec Co. Ltd., A	Life Sciences Tools & Services	9,260	108,408
[a,b] Wuxi Biologics Cayman Inc., 144A	Life Sciences Tools & Services	178,313	1,367,342
Wuxi Shangji Automation Co. Ltd., A	Machinery	1,260	19,276
[b] XCMG Construction Machinery Co. Ltd.	Machinery	42,000	30,777
Xiamen C & D Inc., A	Trading Companies & Distributors	11,200	22,096
Xiamen Faratronic Co. Ltd., A	Electronic Equipment, Instruments & Components	800	18,486
Xiamen ITG Group Corp. Ltd., A	Trading Companies & Distributors	8,400	8,668
Xiamen Tungsten Co. Ltd., A	Metals & Mining	5,600	15,823
Xiangcai Co. Ltd., A	Real Estate Management & Development	5,600	6,119
[a,b] Xiaomi Corp., B, 144A	Technology Hardware, Storage & Peripherals	733,600	1,028,268
Xinfengming Group Co. Ltd., A	Chemicals	2,800	4,403
Xinhua Winshare Publishing and Media Co.
Ltd., H	Distributors	28,000	18,906
Xinjiang Goldwind Science & Technology Co.
Ltd.	Electrical Equipment	11,200	17,806
Xinjiang Goldwind Science & Technology Co.
Ltd., H	Electrical Equipment	33,600	29,919
Xinjiang Tianshan Cement Co. Ltd., A	Construction Materials	8,400	10,344
Xinjiang Zhongtai Chemical Co. Ltd., A	Chemicals	11,200	12,076

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Xinxing Ductile Iron Pipes Co. Ltd.	Metals & Mining	14,000	7,386
Xinyangfeng Agricultural Technology Co. Ltd.	Chemicals	5,600	9,316
Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	214,000	236,896
[b] XPeng Inc., A	Automobiles	51,750	254,276
Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	56,000	62,350
Xuji Electric Co. Ltd., A	Electrical Equipment	2,800	8,082
[a,c] Yadea Group Holdings Ltd., 144A	Automobiles	56,000	93,705
Yangling Metron New Material Inc., A	Semiconductors & Semiconductor Equipment	2,800	19,895
[b] Yango Group Co. Ltd.	Real Estate Management & Development	19,600	5,326
[a,c] Yangtze Optical Fibre and Cable Joint Stock Ltd.
Co., 144A	Communications Equipment	8,500	15,138
Yangzhou Yangjie Electronic Technology Co.
Ltd.	Semiconductors & Semiconductor Equipment	2,800	21,287
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	126,000	127,766
Yankuang Energy Group Co. Ltd., A	Oil, Gas & Consumable Fuels	5,600	27,179
Yankuang Energy Group Co. Ltd., H	Oil, Gas & Consumable Fuels	94,000	286,639
Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	11,200	16,588
Yantai Eddie Precision Machinery Co. Ltd., A	Machinery	3,560	7,677
Yantai Jereh Oilfield Services Group Co. Ltd.	Energy Equipment & Services	2,800	11,295
[b] Yatsen Holding Ltd., ADR	Personal Products	11,648	17,006
Yealink Network Technology Corp. Ltd.	Communications Equipment	2,800	24,520
[b] Yifan Pharmaceutical Co. Ltd.	Pharmaceuticals	5,600	9,915
Yifeng Pharmacy Chain Co. Ltd.	Food & Staples Retailing	2,890	26,666
Yihai International Holding Ltd.	Food Products	28,000	99,014
Yihai Kerry Arawana Holdings Co. Ltd., A	Food Products	5,600	35,257
Yintai Gold Co. Ltd.	Metals & Mining	8,600	13,723
Yixintang Pharmaceutical Group Co. Ltd.	Food & Staples Retailing	2,800	12,752
YongXing Special Materials Technology Co.
Ltd.	Metals & Mining	1,100	14,654
Yonyou Network Technology Co. Ltd., A	Software	12,190	42,584
Youngor Group Co. Ltd., A	Real Estate Management & Development	19,600	17,932
[b] Youngy Co. Ltd., A	Metals & Mining	1,000	14,150
YTO Express Group Co. Ltd., A	Air Freight & Logistics	8,400	24,391
[b] Yuan Longping High-tech Agriculture Co. Ltd.	Food Products	5,600	13,007
Yuexiu Property Co. Ltd.	Real Estate Management & Development	64,800	78,458
Yum China Holdings Inc.	Hotels, Restaurants & Leisure	21,050	1,183,986
Yunda Holding Co. Ltd., A	Air Freight & Logistics	5,900	12,262
Yunnan Aluminium Co. Ltd.	Metals & Mining	12,790	20,556
Yunnan Baiyao Group Co. Ltd.	Pharmaceuticals	5,980	46,984
Yunnan Botanee Bio-Technology Group Co.
Ltd., A	Personal Products	700	15,099
Yunnan Copper Co. Ltd.	Metals & Mining	5,600	9,510
Yunnan Energy New Material Co. Ltd.	Containers & Packaging	2,800	53,132
Yunnan Tin Co. Ltd.	Metals & Mining	5,600	11,412
[b] Yunnan Yuntianhua Co. Ltd., A	Chemicals	5,600	17,029
[b] Zai Lab Ltd., ADR	Biotechnology	4,564	140,115
Zangge Mining Co. Ltd., A	Chemicals	5,600	21,020
Zhangzhou Pientzehuang Pharmaceutical Co.
Ltd.	Pharmaceuticals	2,100	87,553
[b] Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	56,000	62,278
Zhefu Holding Group Co. Ltd.	Electrical Equipment	22,400	12,659
[b] Zhejiang Century Huatong Group Co. Ltd., A	Entertainment	25,200	13,877
Zhejiang China Commodities City Group Co.
Ltd., A	Real Estate Management & Development	19,600	14,844
Zhejiang Chint Electrics Co. Ltd., A	Electrical Equipment	5,600	22,420
Zhejiang Crystal-Optech Co. Ltd.	Electronic Equipment, Instruments & Components	5,600	9,543
Zhejiang Dahua Technology Co. Ltd.	Electronic Equipment, Instruments & Components	11,200	18,308
Zhejiang Dingli Machinery Co. Ltd.	Machinery	2,800	19,364
Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	71,384	54,967
Zhejiang Hailiang Co. Ltd.	Metals & Mining	5,600	9,146
Zhejiang HangKe Technology Inc. Co.	Electrical Equipment	1,196	7,566
Zhejiang Hisoar Pharmaceutical Co. Ltd., A	Pharmaceuticals	5,600	5,674
Zhejiang Huace Film & Television Co. Ltd.	Entertainment	8,400	6,471
Zhejiang Huahai Pharmaceutical Co. Ltd., A	Pharmaceuticals	5,800	18,325
Zhejiang Huayou Cobalt Co. Ltd., A	Metals & Mining	5,660	45,508

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Zhejiang Jingsheng Mechanical & Electrical Co.
Ltd., A	Semiconductors & Semiconductor Equipment	5,600	51,444
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., A	Pharmaceuticals	2,800	17,171
Zhejiang Juhua Co. Ltd., A	Chemicals	8,400	18,830
Zhejiang Medicine Co. Ltd., A	Pharmaceuticals	2,800	4,731
Zhejiang NHU Co. Ltd.	Pharmaceuticals	11,456	31,046
Zhejiang Sanhua Intelligent Controls Co. Ltd.	Machinery	2,800	8,588
Zhejiang Supcon Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	1,728	22,685
Zhejiang Supor Co. Ltd.	Household Durables	1,400	10,008
[b] Zhejiang Wanfeng Auto Wheel Co. Ltd.	Auto Components	11,200	9,632
[b] Zhejiang Wanliyang Co. Ltd.	Machinery	5,600	6,516
Zhejiang Weiming Environment Protection Co.
Ltd., A	Commercial Services & Supplies	780	2,089
Zhejiang Weixing New Building Materials Co.
Ltd., A	Building Products	5,600	17,272
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A	Pharmaceuticals	2,800	22,298
Zhejiang Yongtai Technology Co. Ltd., A	Chemicals	2,800	8,834
Zhengzhou Coal Mining Machinery Group Co.
Ltd., A	Machinery	5,600	9,033
Zheshang Securities Co. Ltd., A	Capital Markets	5,600	8,037
[b] Zhihu Inc., ADR	Interactive Media & Services	8,176	10,629
[a,b,c] ZhongAn Online P&C Insurance Co. Ltd., 144A	Insurance	39,200	107,983
Zhongji Innolight Co. Ltd.	Machinery	2,800	10,939
Zhongshan Public Utilities Group Co. Ltd., A	Water Utilities	5,600	5,690
Zhongsheng Group Holdings Ltd.	Specialty Retail	34,500	177,474
Zhongtai Securities Co. Ltd., A	Capital Markets	8,400	7,782
Zhuhai Huafa Properties Co. Ltd., A	Real Estate Management & Development	8,400	11,000
Zhuzhou CRRC Times Electric Co. Ltd., A	Electrical Equipment	2,002	15,790
Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	25,200	125,113
Zhuzhou Kibing Group Co. Ltd., A	Building Products	8,400	13,828
Zijin Mining Group Co. Ltd., A	Metals & Mining	72,800	105,220
Zijin Mining Group Co. Ltd., H	Metals & Mining	288,000	390,398
Zoomlion Heavy Industry Science and
Technology Co. Ltd.	Machinery	28,000	22,015
Zoomlion Heavy Industry Science and
Technology Co. Ltd., H	Machinery	67,200	31,771
ZTE Corp.	Communications Equipment	14,000	52,327
ZTE Corp., H	Communications Equipment	39,200	86,386
ZTO Express Cayman Inc.	Air Freight & Logistics	22,248	603,166
			101,075,462
Hong Kong 4.0%
[b] Alibaba Health Information Technology Ltd., A	Health Care Technology	236,000	201,077
[b] Alibaba Pictures Group Ltd., A	Media	560,000	40,897
Beijing Enterprises Water Group Ltd., A	Water Utilities	224,000	57,399
Bosideng International Holdings Ltd., A	Household Durables	195,000	92,691
China Everbright Environment Group Ltd., B	Commercial Services & Supplies	168,000	75,121
China Everbright Ltd., A	Capital Markets	42,000	31,265
China Gas Holdings Ltd., A	Gas Utilities	145,600	211,919
China Mengniu Dairy Co. Ltd., B	Food Products	154,000	698,480
China Power International Development Ltd., H	Independent Power Producers & Energy Traders	252,000	106,548
China Resources Beer Holdings Co. Ltd., A	Beverages	78,694	550,004
China Resources Gas Group Ltd., A	Gas Utilities	45,200	169,682
China Resources Land Ltd., H	Real Estate Management & Development	137,600	630,267
China State Construction International Holdings
Ltd., A	Construction & Engineering	80,000	89,892
China Traditional Chinese Medicine Holdings
Co. Ltd.	Pharmaceuticals	112,000	50,942
COSCO SHIPPING Ports Ltd., B	Transportation Infrastructure	112,000	88,969
Geely Automobile Holdings Ltd.	Automobiles	271,000	395,826
Guangdong Investment Ltd.	Water Utilities	153,300	156,935
Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	53,600	58,923
Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	168,000	119,893
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	28,000	34,619
Shougang Fushan Resources Group Ltd.	Metals & Mining	56,000	17,866

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Sino Biopharmaceutical Ltd.	Pharmaceuticals	476,000	278,710
[b] Super Hi International Holding Ltd.	Hotels, Restaurants & Leisure	5,600	7,132
Vinda International Holdings Ltd.	Household Products	13,000	38,309
			4,203,366
Singapore 0.1%
[b] Yangzijiang Financial Holding Ltd.	Capital Markets	120,400	31,868
Yanlord Land Group Ltd.	Real Estate Management & Development	30,800	23,424
			55,292
Total Investments (Cost $137,316,028)
99.9%			105,334,120
Other Assets, less Liabilities 0.1%			127,621
Net Assets 100.0%			$105,461,741

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $13,587,794, representing 12.9% of net assets.
bNon-income producing.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the value of was $1,599,532, representing 1.5% of net assets.
dFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
eIncludes common and convertible preferred stocks, warrants, as well as other equity investments.

At December 31, 2022, the Fund had the following futures contracts outstanding.
Futures Contracts
Value/Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI China Future			Long	4	$96,480	3/17/23	$435
*As of period end.
Abbreviations
Selected Portfolio
ADR	–	American Depositary Receipt
SF	–	Single Family

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin FTSE Europe ETF	Industry	Shares	Value
Common Stocks 98.3%
Australia 1.7%
Glencore PLC	Metals & Mining	58,167	$386,509
Rio Tinto PLC	Metals & Mining	4,941	344,606
			731,115
Austria 0.4%
ANDRITZ AG	Machinery	315	18,002
Erste Group Bank AG	Banks	1,458	46,526
OMV AG	Oil, Gas & Consumable Fuels	639	32,803
[a] Raiffeisen Bank International AG	Banks	585	9,584
Telekom Austria AG	Diversified Telecommunication Services	648	3,997
Verbund AG	Electric Utilities	297	24,930
voestalpine AG	Metals & Mining	513	13,567
			149,409
Belgium 1.4%
Ackermans & van Haaren NV	Diversified Financial Services	99	16,926
Ageas SA/NV	Insurance	846	37,398
Anheuser-Busch InBev SA/NV	Beverages	3,870	232,409
D’ieteren Group	Distributors	108	20,655
Elia Group SA/NV	Electric Utilities	180	25,512
Etablissements Franz Colruyt NV	Food & Staples Retailing	234	5,319
Groupe Bruxelles Lambert NV	Diversified Financial Services	441	35,102
KBC Group NV	Banks	1,215	77,906
Proximus SADP	Diversified Telecommunication Services	639	6,135
Sofina SA	Diversified Financial Services	72	15,799
Solvay SA	Chemicals	315	31,756
UCB SA	Pharmaceuticals	549	43,100
Umicore SA	Chemicals	936	34,284
Warehouses De Pauw CVA	Equity Real Estate Investment Trusts (REITs)	630	17,952
			600,253
Bermuda 0.1%
Hiscox Ltd.	Insurance	1,512	19,816

Chile 0.1%
Antofagasta PLC	Metals & Mining	1,557	28,946

Denmark 4.4%
AP Moller - Maersk A/S, A	Marine	13	28,676
AP Moller - Maersk A/S, B	Marine	24	53,801
Carlsberg A/S, B	Beverages	423	56,045
Chr. Hansen Holding A/S	Chemicals	468	33,563
Coloplast A/S, B	Health Care Equipment & Supplies	603	70,271
Danske Bank A/S	Banks	2,979	58,700
[a] Demant A/S	Health Care Equipment & Supplies	432	11,938
DSV A/S	Air Freight & Logistics	828	130,299
[a] Genmab A/S	Biotechnology	297	125,358
GN Store Nord A/S	Health Care Equipment & Supplies	585	13,412
H Lundbeck A/S	Pharmaceuticals	1,116	4,172
[a] H Lundbeck A/S, A	Pharmaceuticals	279	956
Novo Nordisk A/S, B	Pharmaceuticals	7,074	952,290
Novozymes A/S	Chemicals	891	44,998
[b] Orsted A/S, 144A	Electric Utilities	855	77,465
Pandora A/S	Textiles, Apparel & Luxury Goods	414	29,001
Rockwool International A/S, B	Building Products	27	6,328
Royal Unibrew A/S	Beverages	225	15,994
SimCorp A/S	Software	180	12,353
Tryg A/S	Insurance	1,602	38,016
Vestas Wind Systems A/S	Electrical Equipment	4,527	131,304
			1,894,940

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Finland 2.1%
Elisa OYJ	Diversified Telecommunication Services	648	34,205
Fortum OYJ, Reg S	Electric Utilities	2,025	33,585
Huhtamaki OYJ	Containers & Packaging	423	14,446
Kesko OYJ	Food & Staples Retailing	1,224	26,936
Kojamo Oyj	Real Estate Management & Development	891	13,123
Kojamo Oyj	Machinery	765	20,542
Kone OYJ, B	Machinery	1,476	76,085
Metso Outotec OYJ	Machinery	2,763	28,344
Neste OYJ	Oil, Gas & Consumable Fuels	1,863	85,536
Nokia OYJ	Communications Equipment	25,371	117,163
Nordea Bank Abp	Banks	15,822	169,367
Orion OYJ	Pharmaceuticals	495	27,070
Sampo OYJ, A	Insurance	2,205	114,887
Stora Enso OYJ, R	Paper & Forest Products	2,646	37,135
UPM-Kymmene OYJ	Paper & Forest Products	2,403	89,581
Wartsila OYJ Abp	Machinery	2,250	18,894
			906,899
France 16.7%
[a] Accor SA	Hotels, Restaurants & Leisure	837	20,858
[a] Aeroports de Paris	Transportation Infrastructure	126	16,836
Air Liquide SA	Chemicals	2,313	326,836
Airbus SE	Aerospace & Defense	2,529	299,651
[b] ALD SA, 144A	Road & Rail	360	4,134
Alstom SA	Machinery	1,341	32,660
[b] Amundi SA, 144A	Capital Markets	261	14,763
Arkema SA	Chemicals	297	26,588
AXA SA	Insurance	8,370	232,746
BioMerieux	Health Care Equipment & Supplies	198	20,692
BNP Paribas SA	Banks	4,833	274,664
Bollore SE	Entertainment	4,545	25,320
Bouygues SA	Construction & Engineering	963	28,818
Bureau Veritas SA	Professional Services	1,287	33,803
Capgemini SE	IT Services	720	119,835
Carrefour SA	Food & Staples Retailing	2,736	45,669
Cie Generale des Etablissements Michelin SCA	Auto Components	3,231	89,604
Compagnie de Saint-Gobain	Building Products	2,106	102,604
Covivio	Equity Real Estate Investment Trusts (REITs)	225	13,315
Credit Agricole SA	Banks	5,580	58,546
Danone SA	Food Products	2,745	144,224
Dassault Aviation SA	Aerospace & Defense	99	16,715
Dassault Systemes SE	Software	2,988	106,814
Edenred	IT Services	1,125	61,089
EDF SA	Electric Utilities	2,772	35,501
Eiffage SA	Construction & Engineering	333	32,668
Engie SA	Multi-Utilities	7,524	107,505
EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	1,341	242,156
Eurazeo SE	Diversified Financial Services	207	12,836
[a] Faurecia SE	Auto Components	707	10,662
Gecina SA	Equity Real Estate Investment Trusts (REITs)	234	23,762
Getlink SE	Transportation Infrastructure	1,593	25,459
Hermes International	Textiles, Apparel & Luxury Goods	139	214,362
ICADE	Equity Real Estate Investment Trusts (REITs)	144	6,184
Ipsen SA	Pharmaceuticals	153	16,411
[a] JCDecaux SE	Media	342	6,468
Kering SA	Textiles, Apparel & Luxury Goods	333	168,990
Klepierre SA	Equity Real Estate Investment Trusts (REITs)	846	19,439
[b] La Francaise des Jeux SAEM, 144A	Hotels, Restaurants & Leisure	396	15,883
Legrand SA	Electrical Equipment	1,224	97,738
L’Oreal SA	Personal Products	1,116	397,335
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	1,125	816,326
[b] Neoen SA, 144A	Independent Power Producers & Energy Traders	198	7,948
Orange SA	Diversified Telecommunication Services	8,604	85,224
Pernod Ricard SA	Beverages	936	183,556

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Publicis Groupe SA	Media	1,017	64,494
Remy Cointreau SA	Beverages	108	18,165
[a] Renault SA	Automobiles	837	27,938
Rexel SA	Trading Companies & Distributors	1,080	21,255
Safran SA	Aerospace & Defense	1,575	196,533
Sanofi	Pharmaceuticals	4,932	472,889
Sartorius Stedim Biotech	Life Sciences Tools & Services	108	34,867
Schneider Electric SE	Electrical Equipment	2,412	336,500
SCOR SE	Insurance	720	16,513
SEB SA	Household Durables	135	11,274
Societe Generale SA	Banks	3,510	87,957
Sodexo SA	Hotels, Restaurants & Leisure	396	37,817
[a] SOITEC	Semiconductors & Semiconductor Equipment	126	20,554
Somfy SA	Electrical Equipment	36	5,494
Teleperformance	Professional Services	261	62,034
Thales SA	Aerospace & Defense	459	58,441
TotalEnergies SE	Oil, Gas & Consumable Fuels	10,548	660,244
[a] Ubisoft Entertainment SA	Entertainment	405	11,415
[a] Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs)	364	18,892
[a] Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs)	104	5,398
Valeo	Auto Components	1,098	19,570
Veolia Environnement SA	Multi-Utilities	2,871	73,538
Vinci SA	Construction & Engineering	2,241	223,122
Vivendi SA	Media	3,168	30,139
Wendel SE	Diversified Financial Services	126	11,726
[a,b,c] Worldline SA, 144A, Reg S	IT Services	1,107	43,158
			7,213,124
Germany 11.7%
1&1 Drillisch AG	Wireless Telecommunication Services	198	2,451
adidas AG	Textiles, Apparel & Luxury Goods	756	102,840
Allianz SE	Insurance	1,845	395,587
Aroundtown SA	Real Estate Management & Development	3,753	8,744
BASF SE	Chemicals	4,167	206,307
Bayer AG	Pharmaceuticals	4,464	230,230
Bayerische Motoren Werke AG	Automobiles	1,458	129,743
Bechtle AG	IT Services	387	13,655
Beiersdorf AG	Personal Products	450	51,484
Brenntag SE	Trading Companies & Distributors	702	44,743
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	180	22,649
[a] Commerzbank AG	Banks	4,734	44,643
Continental AG	Auto Components	477	28,498
[b] Covestro AG, 144A	Chemicals	819	31,948
[a] CTS Eventim AG & Co. KGaA	Entertainment	261	16,602
Daimler AG	Automobiles	3,798	248,880
[a] Daimler Truck Holding AG	Machinery	1,908	58,941
[a,b] Delivery Hero SE, 144A	Internet & Direct Marketing Retail	882	42,152
Deutsche Bank AG	Capital Markets	9,126	103,124
Deutsche Boerse AG	Capital Markets	819	141,076
[a] Deutsche Lufthansa AG	Airlines	2,700	22,375
Deutsche Post AG	Air Freight & Logistics	4,383	164,563
Deutsche Telekom AG	Diversified Telecommunication Services	15,336	305,055
Deutsche Wohnen SE	Real Estate Management & Development	198	4,202
[b] DWS Group GmbH & Co. KGaA, 144A	Capital Markets	162	5,249
E.ON SE	Multi-Utilities	10,044	100,055
Evonik Industries AG	Chemicals	882	16,883
[a] Evotec SE	Life Sciences Tools & Services	711	11,580
Fielmann AG	Specialty Retail	108	4,267
[a] Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	162	6,579
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	954	31,125
Fresenius SE & Co. KGaA	Health Care Providers & Services	1,809	50,680
Fuchs Petrolub SE	Chemicals	153	4,539
GEA Group AG	Machinery	747	30,454
Hannover Rueck SE	Insurance	270	53,453
HeidelbergCement AG	Construction Materials	639	36,336

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Hella GmbH & Co. KGaA	Auto Components	99	8,035
[a] HelloFresh SE	Internet & Direct Marketing Retail	738	16,170
Henkel AG & Co. KGaA	Household Products	459	29,515
HOCHTIEF AG	Construction & Engineering	90	5,060
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	5,886	178,592
KION Group AG	Machinery	369	10,542
Knorr-Bremse AG	Machinery	297	16,178
LANXESS AG	Chemicals	378	15,209
LEG Immobilien SE	Real Estate Management & Development	324	21,045
Merck KGaA	Pharmaceuticals	585	112,943
[a] METRO AG	Food & Staples Retailing	603	5,872
MTU Aero Engines AG	Aerospace & Defense	234	50,497
Muenchener Rueckversicherungs-Gesellschaft
Aktiengesellschaft in Muenchen	Insurance	639	207,320
Nemetschek SE	Software	243	12,368
Puma SE	Textiles, Apparel & Luxury Goods	450	27,231
Rational AG	Machinery	18	10,662
Rheinmetall AG	Industrial Conglomerates	198	39,315
RWE AG	Multi-Utilities	2,853	126,636
SAP SE	Software	5,022	516,624
Sartorius AG	Health Care Equipment & Supplies	9	3,213
[b,c] Scout24 AG, 144A, Reg S	Interactive Media & Services	342	17,129
Siemens AG	Industrial Conglomerates	3,420	473,185
[a] Siemens Energy AG	Electrical Equipment	1,935	36,295
[b] Siemens Healthineers AG, 144A	Health Care Equipment & Supplies	1,278	63,737
Sixt SE	Road & Rail	63	5,779
Symrise AG	Chemicals	585	63,464
[a] Talanx AG	Insurance	234	11,068
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	4,113	10,109
[a] thyssenkrupp AG	Metals & Mining	2,250	13,678
Traton SE	Machinery	225	3,393
[a] TUI AG	Hotels, Restaurants & Leisure	5,427	8,754
United Internet AG	Diversified Telecommunication Services	495	9,979
Vantage Towers AG	Diversified Telecommunication Services	432	14,800
Varta AG	Electrical Equipment	63	1,516
Volkswagen AG	Automobiles	126	19,855
Vonovia SE	Real Estate Management & Development	3,348	78,681
Wacker Chemie AG	Chemicals	72	9,175
[a,b] Zalando SE, 144A	Internet & Direct Marketing Retail	990	34,983
			5,060,299
Ireland 1.4%
AIB Group PLC	Banks	4,869	18,790
Bank of Ireland Group PLC	Banks	4,806	45,650
CRH PLC	Construction Materials	3,357	133,218
DCC PLC	Industrial Conglomerates	450	22,085
Experian PLC	Professional Services	4,140	140,088
[a] Flutter Entertainment PLC	Hotels, Restaurants & Leisure	792	107,559
Glanbia PLC	Food Products	873	11,106
Kerry Group PLC, A	Food Products	693	62,304
Kingspan Group PLC	Building Products	666	35,952
Smurfit Kappa Group PLC	Containers & Packaging	1,179	43,554
			620,306
Isle Of Man 0.1%
Entain PLC	Hotels, Restaurants & Leisure	2,637	41,919
Italy 3.2%
A2A SpA	Multi-Utilities	7,029	9,340
Amplifon SpA	Health Care Providers & Services	603	17,904
Assicurazioni Generali SpA	Insurance	6,066	107,564
Banca Mediolanum SpA	Diversified Financial Services	1,044	8,689
Buzzi Unicem SpA	Construction Materials	387	7,434
Davide Campari-Milano NV	Beverages	2,250	22,774
De’ Longhi SpA	Household Durables	288	6,449
DiaSorin SpA	Health Care Equipment & Supplies	99	13,778

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Enel SpA	Electric Utilities	35,127	188,571
Eni SpA	Oil, Gas & Consumable Fuels	10,134	143,695
Ferrari NV	Automobiles	549	117,301
FinecoBank Banca Fineco SpA	Banks	2,763	45,765
Hera SpA	Multi-Utilities	3,753	10,090
[b,c] Infrastrutture Wireless Italiane SpA, 144A, Reg S	Diversified Telecommunication Services	1,494	15,010
Interpump Group SpA	Machinery	360	16,198
Intesa Sanpaolo SpA	Banks	73,350	162,671
Italgas SpA	Gas Utilities	2,277	12,612
Leonardo SpA	Aerospace & Defense	1,827	15,716
Mediobanca Banca di Credito Finanziario SpA	Banks	2,952	28,304
Moncler SpA	Textiles, Apparel & Luxury Goods	918	48,497
[a,b] Nexi SpA, 144A	IT Services	2,511	19,740
[b] Pirelli & C SpA, 144A	Auto Components	2,115	9,038
[b,c] Poste Italiane SpA, 144A, Reg S	Insurance	2,079	20,249
Prysmian SpA	Electrical Equipment	1,170	43,279
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	432	17,866
Reply SpA	IT Services	99	11,305
Snam SpA	Gas Utilities	9,981	48,223
[a] Telecom Italia SpA	Diversified Telecommunication Services	48,339	11,159
[a] Telecom Italia SpA/Milano	Diversified Telecommunication Services	27,675	6,152
Tenaris SA	Energy Equipment & Services	2,124	36,915
Terna - Rete Elettrica Nazionale	Electric Utilities	6,408	47,189
UniCredit SpA	Banks	8,604	121,872
UnipolSai Assicurazioni SpA	Insurance	2,160	5,307
			1,396,656
Luxembourg 0.3%
ArcelorMittal SA	Metals & Mining	2,160	56,652
Eurofins Scientific SE	Life Sciences Tools & Services	549	39,292
RTL Group SA	Media	171	7,198
[a] SUSE SA	Software	162	2,911
			106,053
Mexico 0.0%†
Fresnillo PLC	Metals & Mining	855	9,275
Netherlands 8.9%
Aalberts NV	Machinery	432	16,704
[b] ABN AMRO Bank NV, 144A	Banks	1,881	25,947
[a,b] Adyen NV, 144A	IT Services	135	185,631
Aegon NV	Insurance	7,983	40,367
Akzo Nobel NV	Chemicals	801	53,481
[a] Argenx SE	Biotechnology	198	73,601
[a] Argenx SE	Biotechnology	54	20,073
ASM International NV	Semiconductors & Semiconductor Equipment	207	52,060
ASML Holding NV	Semiconductors & Semiconductor Equipment	1,818	977,503
ASR Nederland NV	Insurance	657	31,098
BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	378	22,818
[b] CTP NV, 144A	Real Estate Management & Development	495	5,832
[b,c] Euronext NV, 144A, Reg S	Capital Markets	369	27,236
[a] EXOR NV	Diversified Financial Services	486	35,426
Heineken Holding NV	Beverages	477	36,679
Heineken NV	Beverages	1,071	100,449
IMCD Group NV	Trading Companies & Distributors	243	34,531
ING Groep NV	Banks	16,803	204,221
JDE Peet’s NV	Food Products	369	10,641
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	4,428	126,840
Koninklijke DSM NV	Chemicals	792	96,613
Koninklijke KPN NV	Diversified Telecommunication Services	14,535	44,831
Koninklijke Philips NV	Health Care Equipment & Supplies	3,996	59,723
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	297	8,796
NN Group NV	Insurance	1,350	54,981
OCI NV	Chemicals	432	15,408
Prosus NV	Internet & Direct Marketing Retail	3,780	260,004
[a] QIAGEN NV	Life Sciences Tools & Services	999	50,121

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Randstad NV	Professional Services	504	30,639
Shell PLC	Oil, Gas & Consumable Fuels	32,130	898,980
[b] Signify NV, 144A	Electrical Equipment	567	18,989
Universal Music Group NV	Entertainment	3,420	82,161
Wolters Kluwer NV	Professional Services	1,125	117,376
			3,819,760
Nigeria 0.0%†
[b] Airtel Africa PLC, 144A	Wireless Telecommunication Services	4,518	6,076
Norway 1.3%
[a] Adevinta ASA, B	Interactive Media & Services	1,305	8,690
Aker ASA	Diversified Financial Services	108	7,888
Aker BP ASA	Oil, Gas & Consumable Fuels	1,388	42,847
[a,b] AutoStore Holdings Ltd., 144A	Machinery	2,673	4,864
DNB Bank ASA	Banks	4,608	90,958
Equinor ASA	Oil, Gas & Consumable Fuels	4,248	151,705
Gjensidige Forsikring ASA	Insurance	747	14,574
Kongsberg Gruppen ASA	Aerospace & Defense	333	14,049
Leroy Seafood Group ASA	Food Products	1,188	6,651
Mowi ASA	Food Products	2,007	34,065
[a] Nordic Semiconductor ASA	Semiconductors & Semiconductor Equipment	702	11,680
Norsk Hydro ASA	Metals & Mining	6,057	45,082
Orkla ASA	Food Products	3,456	24,888
Salmar ASA	Food Products	243	9,492
Schibsted ASA, A	Media	351	6,610
Schibsted ASA, B	Media	450	8,181
Telenor ASA	Diversified Telecommunication Services	2,880	26,780
TOMRA Systems ASA	Commercial Services & Supplies	1,044	17,550
Var Energi ASA	Oil, Gas & Consumable Fuels	1,827	6,232
Yara International ASA	Chemicals	711	31,079
			563,865
Poland 0.4%
[a,b] Allegro.eu SA, 144A	Internet & Direct Marketing Retail	1,773	10,158
Bank Pekao SA	Banks	711	14,021
[a,b] Dino Polska SA, 144A	Food & Staples Retailing	216	18,482
[a] InPost SA	Air Freight & Logistics	909	7,643
KGHM Polska Miedz SA	Metals & Mining	621	17,945
LPP SA	Textiles, Apparel & Luxury Goods	5	12,140
Polski Koncern Naftowy ORLEN SA	Oil, Gas & Consumable Fuels	2,590	37,932
Powszechna Kasa Oszczednosci Bank Polski SA	Banks	3,879	26,787
Powszechny Zaklad Ubezpieczen SA	Insurance	2,520	20,350
Santander Bank Polska SA	Banks	135	7,984
			173,442
Portugal 0.3%
EDP - Energias de Portugal SA	Electric Utilities	12,654	62,879
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	2,340	31,492
Jeronimo Martins SGPS SA	Food & Staples Retailing	1,215	26,167
			120,538
Russia 0.0%†
[d] Evraz PLC	Metals & Mining	10,404	—

Spain 3.7%
Acciona SA	Electric Utilities	108	19,814
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	982	28,056
[a,b] Aena SME SA, 144A	Transportation Infrastructure	324	40,561
[a] Amadeus IT Group SA	IT Services	2,034	105,392
Banco Bilbao Vizcaya Argentaria SA	Banks	27,225	163,701
Banco Santander SA	Banks	75,042	224,448
Bankinter SA	Banks	3,114	20,831
CaixaBank SA	Banks	18,720	73,363
[b] Cellnex Telecom SA, 144A	Diversified Telecommunication Services	2,538	83,752
Corp. ACCIONA Energias Renovables SA	Independent Power Producers & Energy Traders	225	8,678
EDP Renovaveis SA	Independent Power Producers & Energy Traders	1,080	23,721

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Enagas SA	Gas Utilities	1,125	18,640
Endesa SA	Electric Utilities	1,440	27,102
Ferrovial SA	Construction & Engineering	2,088	54,529
Fluidra SA	Machinery	486	7,531
[a] Grifols SA	Biotechnology	1,503	17,276
Iberdrola SA	Electric Utilities	26,937	314,221
Industria de Diseno Textil SA	Specialty Retail	4,779	126,745
Inmobiliaria Colonial SA	Equity Real Estate Investment Trusts (REITs)	1,503	9,641
Mapfre SA	Insurance	4,365	8,432
Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs)	1,512	14,160
Naturgy Energy Group SA	Gas Utilities	666	17,279
Red Electrica Corp. SA	Electric Utilities	1,962	34,048
Repsol SA	Oil, Gas & Consumable Fuels	5,706	90,432
Telefonica SA	Diversified Telecommunication Services	22,419	80,992
			1,613,345
Sweden 4.7%
Alfa Laval AB	Machinery	1,368	39,532
[a] Alleima AB	Metals & Mining	967	3,566
Assa Abloy AB, B	Building Products	4,185	89,849
Atlas Copco AB, A	Machinery	11,385	134,507
Atlas Copco AB, B	Machinery	6,750	71,973
Axfood AB	Food & Staples Retailing	486	13,335
Beijer Ref AB	Trading Companies & Distributors	1,107	15,628
Boliden AB	Metals & Mining	1,242	46,637
Castellum AB	Real Estate Management & Development	1,134	13,740
Electrolux AB, B	Household Durables	1,035	13,984
Epiroc AB, A	Machinery	2,826	51,492
Epiroc AB, B	Machinery	1,719	27,659
EQT AB	Capital Markets	1,503	31,821
Essity AB, B	Household Products	2,799	73,417
[b,c] Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure	702	68,411
[a] Fastighets AB Balder, B	Real Estate Management & Development	2,700	12,573
Getinge AB, B	Health Care Equipment & Supplies	1,017	21,112
Hennes & Mauritz AB, B	Specialty Retail	2,988	32,187
Hexagon AB, B	Electronic Equipment, Instruments & Components	8,433	88,219
Holmen AB, B	Paper & Forest Products	432	17,161
Husqvarna AB, A	Household Durables	117	825
Husqvarna AB, B	Household Durables	1,926	13,516
Industrivarden AB, A	Diversified Financial Services	567	13,795
Industrivarden AB, C	Diversified Financial Services	657	15,953
Indutrade AB	Machinery	1,269	25,710
Investment AB Latour, B	Industrial Conglomerates	639	12,088
Investor AB, A	Diversified Financial Services	2,412	44,874
Investor AB, B	Diversified Financial Services	8,208	148,539
[a] Kinnevik AB, B	Diversified Financial Services	1,089	14,967
L E Lundbergforetagen AB, B	Diversified Financial Services	342	14,577
Lifco AB, B	Industrial Conglomerates	1,035	17,299
Nibe Industrier AB, B	Building Products	6,534	60,891
Saab AB, B	Aerospace & Defense	414	16,318
Sagax AB, B	Real Estate Management & Development	774	17,568
Sagax AB, D	Real Estate Management & Development	540	1,384
Sandvik AB	Machinery	4,842	87,551
Securitas AB, B	Commercial Services & Supplies	2,191	18,286
Skandinaviska Enskilda Banken AB, A	Banks	6,435	74,080
Skandinaviska Enskilda Banken AB, C	Banks	99	1,180
Skanska AB, B	Construction & Engineering	1,629	25,796
SKF AB, B	Machinery	1,737	26,531
Svenska Cellulosa AB SCA, A	Paper & Forest Products	108	1,383
Svenska Cellulosa AB SCA, B	Paper & Forest Products	2,691	34,078
Svenska Handelsbanken AB, A	Banks	6,876	69,357
Svenska Handelsbanken AB, B	Banks	171	2,005
Sweco AB, B	Construction & Engineering	900	8,625
Swedbank AB, A	Banks	4,554	77,492
[a] Swedish Orphan Biovitrum AB	Biotechnology	810	16,768

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Tele2 AB, B	Wireless Telecommunication Services	2,475	20,214
Telefonaktiebolaget LM Ericsson, A	Communications Equipment	171	1,083
Telefonaktiebolaget LM Ericsson, B	Communications Equipment	13,500	78,905
Telia Co. AB	Diversified Telecommunication Services	11,682	29,890
Trelleborg AB, B	Machinery	1,098	25,375
Vitrolife AB	Biotechnology	297	5,308
Volvo AB, A	Machinery	936	17,796
Volvo AB, B	Machinery	6,858	124,055
[a] Volvo Car AB, B	Automobiles	2,457	11,173
			2,042,038
Switzerland 14.9%
ABB Ltd.	Electrical Equipment	6,876	208,539
[a] Accelleron Industries AG	Electrical Equipment	343	7,098
Adecco Group AG	Professional Services	729	24,001
Alcon Inc.	Health Care Equipment & Supplies	2,061	140,741
Bachem Holding AG, B	Life Sciences Tools & Services	144	12,428
Baloise Holding AG	Insurance	207	31,927
Banque Cantonale Vaudoise	Banks	126	12,087
Barry Callebaut AG	Food Products	18	35,584
Belimo Holding AG	Building Products	36	17,121
BKW AG	Electric Utilities	81	11,075
Chocoladefabriken Lindt & Spruengli AG	Food Products	9	91,732
Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	2,295	297,417
Clariant AG	Chemicals	1,035	16,389
Coca-Cola HBC AG	Beverages	891	21,146
Credit Suisse Group AG	Capital Markets	15,204	45,421
DKSH Holding AG	Professional Services	162	12,292
Emmi AG	Food Products	9	7,617
EMS-Chemie Holding AG	Chemicals	36	24,358
[a] Flughafen Zurich AG	Transportation Infrastructure	90	13,920
Geberit AG	Building Products	153	72,018
Georg Fischer AG	Machinery	360	22,023
Givaudan SA	Chemicals	36	110,233
Helvetia Holding AG	Insurance	162	18,876
Julius Baer Group Ltd.	Capital Markets	972	56,584
Kuehne + Nagel International AG	Marine	225	52,335
Logitech International SA	Technology Hardware, Storage & Peripherals	666	41,074
Lonza Group AG	Life Sciences Tools & Services	333	163,081
Nestle SA	Food Products	12,204	1,413,247
Novartis AG	Pharmaceuticals	9,144	826,142
Partners Group Holding AG	Capital Markets	99	87,401
PSP Swiss Property AG	Real Estate Management & Development	198	23,220
Roche Holding AG, Bearer	Pharmaceuticals	117	45,323
Roche Holding AG, Non-Voting	Pharmaceuticals	3,150	989,056
Schindler Holding AG, PC	Machinery	189	35,524
Schindler Holding AG	Machinery	90	16,226
SGS SA	Professional Services	27	62,743
SIG Combibloc Group AG	Containers & Packaging	1,494	32,619
Sika AG	Chemicals	657	157,433
Sonova Holding AG	Health Care Equipment & Supplies	216	51,198
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	2,844	100,148
Straumann Holding AG	Health Care Equipment & Supplies	477	54,444
Swiss Life Holding AG	Insurance	135	69,572
Swiss Prime Site AG	Real Estate Management & Development	342	29,627
Swiss Re AG	Insurance	1,305	121,981
Swisscom AG	Diversified Telecommunication Services	117	64,064
Tecan Group AG	Life Sciences Tools & Services	54	24,070
Temenos AG	Software	279	15,301
The Swatch Group AG	Textiles, Apparel & Luxury Goods	135	38,376
The Swatch Group AG	Textiles, Apparel & Luxury Goods	207	10,748
UBS Group AG	Capital Markets	13,473	250,544
[b] VAT Group AG, 144A	Machinery	117	31,969
Zurich Insurance Group AG	Insurance	675	322,690
			6,440,783

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

United Kingdom 19.9%
3i Group PLC	Capital Markets	4,365	70,438
abrdn PLC	Capital Markets	9,702	22,086
Admiral Group PLC	Insurance	1,287	33,084
Allfunds Group PLC	Capital Markets	1,404	9,777
Anglo American PLC	Metals & Mining	5,463	212,685
Ashtead Group PLC	Trading Companies & Distributors	1,989	112,929
Associated British Foods PLC	Food Products	1,584	30,029
AstraZeneca PLC	Pharmaceuticals	6,696	903,567
[b] Auto Trader Group PLC, 144A	Interactive Media & Services	4,077	25,286
AVEVA Group PLC	Software	531	20,523
Aviva PLC	Insurance	12,816	68,264
B&M European Value Retail SA	Multiline Retail	4,014	19,859
BAE Systems PLC	Aerospace & Defense	14,013	144,289
Barclays PLC	Banks	71,523	136,383
Barratt Developments PLC	Household Durables	4,446	21,221
Bellway PLC	Household Durables	558	12,803
Berkeley Group Holdings PLC	Household Durables	450	20,423
BP PLC	Oil, Gas & Consumable Fuels	81,072	463,130
British American Tobacco PLC	Tobacco	10,152	400,732
BT Group PLC	Diversified Telecommunication Services	31,428	42,360
Bunzl PLC	Trading Companies & Distributors	1,530	50,778
Burberry Group PLC	Textiles, Apparel & Luxury Goods	1,728	42,196
Centrica PLC	Multi-Utilities	26,883	31,212
CNH Industrial NV	Machinery	4,500	71,871
Compass Group PLC	Hotels, Restaurants & Leisure	8,028	185,171
[b] ConvaTec Group PLC, 144A	Health Care Equipment & Supplies	7,299	20,422
Croda International PLC	Chemicals	612	48,617
Dechra Pharmaceuticals PLC	Pharmaceuticals	477	15,022
Derwent London PLC	Equity Real Estate Investment Trusts (REITs)	450	12,818
Diageo PLC	Beverages	10,179	446,918
Direct Line Insurance Group PLC	Insurance	5,652	15,046
Dr Martens PLC	Textiles, Apparel & Luxury Goods	2,529	5,798
DS Smith PLC	Containers & Packaging	5,805	22,450
[a] easyJet PLC	Airlines	1,705	6,657
Endeavour Mining PLC	Metals & Mining	828	17,450
Ferguson PLC	Trading Companies & Distributors	945	118,676
GSK PLC	Pharmaceuticals	17,991	311,116
[a] Haleon PLC	Personal Products	22,491	88,563
Halma PLC	Electronic Equipment, Instruments & Components	1,719	40,818
Hargreaves Lansdown PLC	Capital Markets	1,719	17,704
Hikma Pharmaceuticals PLC	Pharmaceuticals	765	14,282
[a] HomeServe PLC	Commercial Services & Supplies	1,233	17,754
Howden Joinery Group PLC	Trading Companies & Distributors	2,592	17,510
HSBC Holdings PLC	Banks	91,242	566,007
IMI PLC	Machinery	1,161	17,988
Imperial Brands PLC	Tobacco	4,284	106,723
Informa PLC	Media	6,642	49,504
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	774	44,169
Intermediate Capital Group PLC	Capital Markets	1,260	17,400
[a] International Consolidated Airlines Group SA	Airlines	5,151	7,673
International Distributions Services PLC	Air Freight & Logistics	2,970	7,610
Intertek Group PLC	Professional Services	729	35,375
ITV PLC	Media	17,073	15,436
J Sainsbury PLC	Food & Staples Retailing	7,659	20,057
JD Sports Fashion PLC	Specialty Retail	11,583	17,577
Johnson Matthey PLC	Chemicals	810	20,724
[a,b,c] Just Eat Takeaway.com NV, 144A, Reg S	Internet & Direct Marketing Retail	819	17,263
Kingfisher PLC	Specialty Retail	8,973	25,484
Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs)	3,240	24,218
Legal & General Group PLC	Insurance	26,856	80,601
Lloyds Banking Group PLC	Banks	303,885	165,993
London Stock Exchange Group PLC	Capital Markets	1,674	143,694
M&G PLC	Diversified Financial Services	9,792	22,126
Melrose Industries PLC	Industrial Conglomerates	18,702	30,258

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Mondi PLC	Paper & Forest Products	2,223	37,691
National Grid PLC	Multi-Utilities	16,623	199,438
NatWest Group PLC	Banks	23,040	73,500
Next PLC	Multiline Retail	549	38,342
[a,d] NMC Health PLC	Health Care Providers & Services	1,159	—
[a] Ocado Group PLC	Food & Staples Retailing	2,817	20,901
Pearson PLC	Media	3,411	38,536
Pennon Group PLC	Water Utilities	1,125	12,024
[a,b] Pepco Group NV, 144A	Multiline Retail	486	4,379
Persimmon PLC	Household Durables	1,440	21,081
Phoenix Group Holdings PLC	Insurance	3,195	23,390
Prudential PLC	Insurance	12,429	168,571
Reckitt Benckiser Group PLC	Household Products	3,240	224,256
RELX PLC	Professional Services	8,667	238,536
Renishaw PLC	Electronic Equipment, Instruments & Components	153	6,751
Rentokil Initial PLC	Commercial Services & Supplies	11,475	70,121
Rightmove PLC	Interactive Media & Services	3,726	22,921
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	37,872	42,458
RS GROUP PLC	Trading Companies & Distributors	2,124	22,880
Schroders PLC	Capital Markets	3,017	15,823
Segro PLC	Equity Real Estate Investment Trusts (REITs)	5,508	50,593
Severn Trent PLC	Water Utilities	1,089	34,727
Smith & Nephew PLC	Health Care Equipment & Supplies	3,915	52,250
Smiths Group PLC	Industrial Conglomerates	1,701	32,707
Spirax-Sarco Engineering PLC	Machinery	333	42,520
SSE PLC	Electric Utilities	4,833	99,529
St. James’s Place Capital PLC	Capital Markets	2,403	31,652
Standard Chartered PLC	Banks	10,629	79,578
Tate & Lyle PLC	Food Products	1,828	15,639
Taylor Wimpey PLC	Household Durables	16,461	20,128
Tesco PLC	Food & Staples Retailing	32,616	87,962
The British Land Co. PLC	Equity Real Estate Investment Trusts (REITs)	4,176	19,847
The Sage Group PLC	Software	4,761	42,701
The UNITE Group PLC	Equity Real Estate Investment Trusts (REITs)	1,449	15,861
The Weir Group PLC	Machinery	1,188	23,851
Unilever PLC	Personal Products	11,520	579,517
United Utilities Group PLC	Water Utilities	3,105	37,029
Vodafone Group PLC	Wireless Telecommunication Services	113,328	114,838
Whitbread PLC	Hotels, Restaurants & Leisure	918	28,380
[a] Wise PLC, A	IT Services	3,132	21,203
WPP PLC	Media	4,581	45,197
			8,581,905
United States 0.6%
Holcim AG, B	Construction Materials	2,475	128,084
Stellantis NV	Automobiles	9,297	131,608
			259,692

Total Common Stocks (Cost $50,796,444)			42,400,454

Preferred Stocks 0.6%
Germany 0.6%
[e] Bayerische Motoren Werke AG, 7.316%, pfd.	Automobiles	261	22,159
[e] Fuchs Petrolub SE, 3.145%,pfd.	Chemicals	315	11,007
[e] Henkel AG & Co. KGaA, 2.845%, pfd.	Household Products	738	51,212
[e] Sartorius AG, 0.341%, pfd.	Health Care Equipment & Supplies	108	42,578
[e] Sixt SE, 6.825%, pfd.	Road & Rail	72	4,188
[e] Volkswagen AG, 22.86%, pfd.	Automobiles	909	112,942
			244,086

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Spain 0.0%†
[a] Grifols SA, pfd.,B	Biotechnology	1,170	9,777

Total Preferred Stocks (Cost $357,818)			253,863

Total Investments (Cost $51,154,262) 98.9%			42,654,317
Other Assets, less Liabilities 1.1%			478,736

Net Assets 100.0%			$43,133,053

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $1,017,844, representing 2.4% of net assets.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the value of was $240,425, representing 0.6% of net assets.
[d]Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
[e]Variable rate security. The rate shown represents the yield at period end.

At December 31, 2022, the Fund had the following futures contracts outstanding.
Futures Contracts
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
EURO STOXX 50 Index	Long	8	$323,163	3/17/23	$(11,109)
FTSE 100 Index	Long	2	179,617	3/17/23	(562)
Total Futures Contracts					$(11,671)

*As of period end.

Abbreviations

Selected Portfolio

ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
SPA – Standby Purchase Agreement

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin FTSE Europe Hedged ETF	Industry	Shares	Value
Common Stocks 98.8%
Australia 1.7%
Glencore PLC	Metals & Mining	17,556	$116,657
Rio Tinto PLC	Metals & Mining	1,485	103,570
			220,227
Austria 0.4%
ANDRITZ AG	Machinery	99	5,658
Erste Group Bank AG	Banks	447	14,264
OMV AG	Oil, Gas & Consumable Fuels	195	10,010
[a] Raiffeisen Bank International AG	Banks	177	2,900
Telekom Austria AG	Diversified Telecommunication Services	126	777
Verbund AG	Electric Utilities	93	7,807
voestalpine AG	Metals & Mining	162	4,284
			45,700
Belgium 1.4%
Ackermans & van Haaren NV	Diversified Financial Services	30	5,129
Ageas SA/NV	Insurance	249	11,007
Anheuser-Busch InBev SA/NV	Beverages	1,179	70,804
D’ieteren Group	Distributors	30	5,737
Elia Group SA/NV	Electric Utilities	51	7,228
Etablissements Franz Colruyt NV	Food & Staples Retailing	60	1,364
Groupe Bruxelles Lambert NV	Diversified Financial Services	138	10,984
KBC Group NV	Banks	375	24,045
Proximus SADP	Diversified Telecommunication Services	165	1,584
Sofina SA	Diversified Financial Services	21	4,608
Solvay SA	Chemicals	93	9,376
UCB SA	Pharmaceuticals	165	12,954
Umicore SA	Chemicals	279	10,219
Warehouses De Pauw CVA	Equity Real Estate Investment Trusts (REITs)	213	6,070
			181,109
Bermuda 0.0%†
Hiscox Ltd.	Insurance	474	6,212

Chile 0.1%
Antofagasta PLC	Metals & Mining	465	8,645

Denmark 4.4%
AP Moller - Maersk A/S, A	Marine	4	8,823
AP Moller - Maersk A/S, B	Marine	7	15,692
Carlsberg A/S, B	Beverages	126	16,694
Chr. Hansen Holding A/S	Chemicals	141	10,112
Coloplast A/S, B	Health Care Equipment & Supplies	183	21,326
Danske Bank A/S	Banks	897	17,675
[a] Demant A/S	Health Care Equipment & Supplies	126	3,482
DSV A/S	Air Freight & Logistics	252	39,656
[a] Genmab A/S	Biotechnology	90	37,987
GN Store Nord A/S	Health Care Equipment & Supplies	180	4,127
H Lundbeck A/S	Pharmaceuticals	258	965
[a] H Lundbeck A/S, A	Pharmaceuticals	102	350
Novo Nordisk A/S, B	Pharmaceuticals	2,136	287,545
Novozymes A/S	Chemicals	270	13,636
[b] Orsted A/S, 144A	Electric Utilities	258	23,375
Pandora A/S	Textiles, Apparel & Luxury Goods	120	8,406
Rockwool International A/S, B	Building Products	9	2,109
Royal Unibrew A/S	Beverages	69	4,905
SimCorp A/S	Software	54	3,706
Tryg A/S	Insurance	486	11,533
Vestas Wind Systems A/S	Electrical Equipment	1,374	39,852
			571,956

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Finland 2.1%
Elisa OYJ	Diversified Telecommunication Services	198	10,452
[c] Fortum OYJ, Reg S	Electric Utilities	588	9,752
Huhtamaki OYJ	Containers & Packaging	132	4,508
Kesko OYJ	Food & Staples Retailing	378	8,319
Kojamo Oyj	Real Estate Management & Development	279	4,109
Kojamo Oyj	Machinery	222	5,961
Kone OYJ, B	Machinery	444	22,887
Metso Outotec OYJ	Machinery	825	8,463
Neste OYJ	Oil, Gas & Consumable Fuels	567	26,033
Nokia OYJ	Communications Equipment	7,698	35,549
Nordea Bank Abp	Banks	4,776	51,125
Orion OYJ	Pharmaceuticals	138	7,547
Sampo OYJ, A	Insurance	669	34,857
Stora Enso OYJ, R	Paper & Forest Products	783	10,989
UPM-Kymmene OYJ	Paper & Forest Products	729	27,176
Wartsila OYJ Abp	Machinery	642	5,391
			273,118
France 16.8%
[a] Accor SA	Hotels, Restaurants & Leisure	258	6,429
[a] Aeroports de Paris	Transportation Infrastructure	45	6,013
Air Liquide SA	Chemicals	699	98,771
Airbus SE	Aerospace & Defense	762	90,286
[b] ALD SA, 144A	Road & Rail	147	1,688
Alstom SA	Machinery	414	10,083
[b] Amundi SA, 144A	Capital Markets	75	4,242
Arkema SA	Chemicals	87	7,788
AXA SA	Insurance	2,523	70,158
BioMerieux	Health Care Equipment & Supplies	60	6,270
BNP Paribas SA	Banks	1,461	83,030
Bollore SE	Entertainment	1,314	7,320
Bouygues SA	Construction & Engineering	282	8,439
Bureau Veritas SA	Professional Services	387	10,165
Capgemini SE	IT Services	219	36,450
Carrefour SA	Food & Staples Retailing	807	13,470
Cie de L’Odet SE	Air Freight & Logistics	1	1,483
Cie Generale des Etablissements Michelin SCA	Auto Components	957	26,540
Compagnie de Saint-Gobain	Building Products	627	30,547
Covivio	Equity Real Estate Investment Trusts (REITs)	69	4,083
Credit Agricole SA	Banks	1,653	17,343
Danone SA	Food Products	831	43,661
Dassault Aviation SA	Aerospace & Defense	33	5,572
Dassault Systemes SE	Software	912	32,602
Edenred	IT Services	339	18,408
EDF SA	Electric Utilities	891	11,411
Eiffage SA	Construction & Engineering	99	9,712
Engie SA	Multi-Utilities	2,268	32,406
EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	408	73,676
Eurazeo SE	Diversified Financial Services	69	4,279
[a] Faurecia SE	Auto Components	225	3,393
Gecina SA	Equity Real Estate Investment Trusts (REITs)	69	7,007
Getlink SE	Transportation Infrastructure	492	7,863
Hermes International	Textiles, Apparel & Luxury Goods	42	64,771
ICADE	Equity Real Estate Investment Trusts (REITs)	42	1,804
Ipsen SA	Pharmaceuticals	48	5,148
[a] JCDecaux SE	Media	93	1,759
Kering SA	Textiles, Apparel & Luxury Goods	100	50,748
Klepierre SA	Equity Real Estate Investment Trusts (REITs)	255	5,859
[b] La Francaise des Jeux SAEM, 144A	Hotels, Restaurants & Leisure	120	4,813
Legrand SA	Electrical Equipment	366	29,226
L’Oreal SA	Personal Products	336	119,628
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	340	246,712
[b] Neoen SA, 144A	Independent Power Producers & Energy Traders	60	2,408
Orange SA	Diversified Telecommunication Services	2,619	25,942

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Pernod Ricard SA	Beverages	279	54,714
Publicis Groupe SA	Media	312	19,786
Remy Cointreau SA	Beverages	33	5,551
[a] Renault SA	Automobiles	258	8,612
Rexel SA	Trading Companies & Distributors	321	6,317
Safran SA	Aerospace & Defense	477	59,521
Sanofi	Pharmaceuticals	1,488	142,672
Sartorius Stedim Biotech	Life Sciences Tools & Services	33	10,654
Schneider Electric SE	Electrical Equipment	726	101,285
SCOR SE	Insurance	213	4,885
SEB SA	Household Durables	42	3,508
Societe Generale SA	Banks	1,053	26,387
Sodexo SA	Hotels, Restaurants & Leisure	117	11,173
[a] SOITEC	Semiconductors & Semiconductor Equipment	33	5,383
Somfy SA	Electrical Equipment	12	1,831
Teleperformance	Professional Services	78	18,539
Thales SA	Aerospace & Defense	135	17,189
TotalEnergies SE	Oil, Gas & Consumable Fuels	3,180	199,050
[a] Ubisoft Entertainment SA	Entertainment	132	3,721
[a] Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs)	138	7,162
Valeo	Auto Components	324	5,775
Veolia Environnement SA	Multi-Utilities	849	21,746
Vinci SA	Construction & Engineering	678	67,504
Vivendi SA	Media	972	9,247
Wendel SE	Diversified Financial Services	39	3,630
[a,b,c] Worldline SA, 144A, Reg S	IT Services	333	12,983
			2,178,231
Germany 11.8%
1&1 Drillisch AG	Wireless Telecommunication Services	33	409
adidas AG	Textiles, Apparel & Luxury Goods	228	31,015
Allianz SE	Insurance	555	118,998
Aroundtown SA	Real Estate Management & Development	1,023	2,383
BASF SE	Chemicals	1,251	61,937
Bayer AG	Pharmaceuticals	1,344	69,317
Bayerische Motoren Werke AG	Automobiles	432	38,442
Bechtle AG	IT Services	117	4,128
Beiersdorf AG	Personal Products	135	15,445
Brenntag SE	Trading Companies & Distributors	210	13,385
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	51	6,417
[a] Commerzbank AG	Banks	1,422	13,410
Continental AG	Auto Components	144	8,603
[b] Covestro AG, 144A	Chemicals	240	9,362
[a] CTS Eventim AG & Co. KGaA	Entertainment	84	5,343
Daimler AG	Automobiles	1,149	75,293
[a] Daimler Truck Holding AG	Machinery	573	17,701
[a,b] Delivery Hero SE, 144A	Internet & Direct Marketing Retail	255	12,187
Deutsche Bank AG	Capital Markets	2,766	31,256
Deutsche Boerse AG	Capital Markets	252	43,408
[a] Deutsche Lufthansa AG	Airlines	804	6,663
Deutsche Post AG	Air Freight & Logistics	1,320	49,561
Deutsche Telekom AG	Diversified Telecommunication Services	4,623	91,958
Deutsche Wohnen SE	Real Estate Management & Development	57	1,210
[b] DWS Group GmbH & Co. KGaA, 144A	Capital Markets	42	1,361
E.ON SE	Multi-Utilities	3,024	30,124
Evonik Industries AG	Chemicals	270	5,168
[a] Evotec SE	Life Sciences Tools & Services	225	3,664
Fielmann AG	Specialty Retail	39	1,541
[a] Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	48	1,949
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	273	8,907
Fresenius SE & Co. KGaA	Health Care Providers & Services	558	15,633
Fuchs Petrolub SE	Chemicals	36	1,068
GEA Group AG	Machinery	219	8,928
Hannover Rueck SE	Insurance	81	16,036
HeidelbergCement AG	Construction Materials	198	11,259

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Hella GmbH & Co. KGaA	Auto Components	30	2,435
[a] HelloFresh SE	Internet & Direct Marketing Retail	231	5,061
Henkel AG & Co. KGaA	Household Products	132	8,488
HOCHTIEF AG	Construction & Engineering	33	1,855
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	1,779	53,978
KION Group AG	Machinery	111	3,171
Knorr-Bremse AG	Machinery	93	5,066
LANXESS AG	Chemicals	114	4,587
LEG Immobilien SE	Real Estate Management & Development	105	6,820
Merck KGaA	Pharmaceuticals	177	34,173
[a] METRO AG	Food & Staples Retailing	162	1,578
MTU Aero Engines AG	Aerospace & Defense	72	15,537
Muenchener Rueckversicherungs-Gesellschaft
Aktiengesellschaft in Muenchen	Insurance	192	62,293
Nemetschek SE	Software	78	3,970
Puma SE	Textiles, Apparel & Luxury Goods	132	7,988
Rational AG	Machinery	7	4,146
Rheinmetall AG	Industrial Conglomerates	60	11,914
RWE AG	Multi-Utilities	861	38,217
SAP SE	Software	1,515	155,851
Sartorius AG	Health Care Equipment & Supplies	4	1,428
[b,c] Scout24 AG, 144A, Reg S	Interactive Media & Services	105	5,259
Siemens AG	Industrial Conglomerates	1,032	142,786
[a] Siemens Energy AG	Electrical Equipment	585	10,973
[b] Siemens Healthineers AG, 144A	Health Care Equipment & Supplies	375	18,702
Sixt SE	Road & Rail	18	1,651
Symrise AG	Chemicals	180	19,527
[a] Talanx AG	Insurance	75	3,548
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	1,158	2,846
[a] thyssenkrupp AG	Metals & Mining	642	3,903
Traton SE	Machinery	51	769
[a] TUI AG	Hotels, Restaurants & Leisure	1,695	2,734
United Internet AG	Diversified Telecommunication Services	150	3,024
Vantage Towers AG	Diversified Telecommunication Services	129	4,419
Varta AG	Electrical Equipment	24	577
Volkswagen AG	Automobiles	39	6,146
Vonovia SE	Real Estate Management & Development	966	22,702
Wacker Chemie AG	Chemicals	21	2,676
[a,b] Zalando SE, 144A	Internet & Direct Marketing Retail	303	10,707
			1,524,974
Ireland 1.5%
AIB Group PLC	Banks	1,539	5,939
Bank of Ireland Group PLC	Banks	1,464	13,906
CRH PLC	Construction Materials	1,023	40,596
DCC PLC	Industrial Conglomerates	132	6,478
Experian PLC	Professional Services	1,257	42,534
[a] Flutter Entertainment PLC	Hotels, Restaurants & Leisure	240	32,594
Glanbia PLC	Food Products	249	3,168
Kerry Group PLC, A	Food Products	210	18,880
Kingspan Group PLC	Building Products	207	11,174
Smurfit Kappa Group PLC	Containers & Packaging	357	13,188
			188,457
Isle Of Man 0.1%
Entain PLC	Hotels, Restaurants & Leisure	798	12,685
Italy 3.3%
A2A SpA	Multi-Utilities	2,160	2,870
Amplifon SpA	Health Care Providers & Services	183	5,433
Assicurazioni Generali SpA	Insurance	1,851	32,823
Banca Mediolanum SpA	Diversified Financial Services	333	2,771
Buzzi Unicem SpA	Construction Materials	114	2,190
Davide Campari-Milano NV	Beverages	660	6,680
De’ Longhi SpA	Household Durables	96	2,150
DiaSorin SpA	Health Care Equipment & Supplies	30	4,175

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Enel SpA	Electric Utilities	10,614	56,979
Eni SpA	Oil, Gas & Consumable Fuels	3,060	43,389
Ferrari NV	Automobiles	165	35,254
FinecoBank Banca Fineco SpA	Banks	834	13,814
Hera SpA	Multi-Utilities	1,107	2,976
[b,c] Infrastrutture Wireless Italiane SpA, 144A, Reg S	Diversified Telecommunication Services	492	4,943
Interpump Group SpA	Machinery	105	4,725
Intesa Sanpaolo SpA	Banks	22,137	49,094
Italgas SpA	Gas Utilities	696	3,855
Leonardo SpA	Aerospace & Defense	570	4,903
Mediobanca Banca di Credito Finanziario SpA	Banks	867	8,313
Moncler SpA	Textiles, Apparel & Luxury Goods	279	14,739
[a,b] Nexi SpA, 144A	IT Services	738	5,802
[b] Pirelli & C SpA, 144A	Auto Components	687	2,936
[b,c] Poste Italiane SpA, 144A, Reg S	Insurance	618	6,019
Prysmian SpA	Electrical Equipment	360	13,317
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	138	5,707
Reply SpA	IT Services	33	3,769
Snam SpA	Gas Utilities	3,042	14,697
[a] Telecom Italia SpA	Diversified Telecommunication Services	15,351	3,544
[a] Telecom Italia SpA/Milano	Diversified Telecommunication Services	7,440	1,654
Tenaris SA	Energy Equipment & Services	639	11,106
Terna - Rete Elettrica Nazionale	Electric Utilities	1,950	14,360
UniCredit SpA	Banks	2,598	36,800
UnipolSai Assicurazioni SpA	Insurance	480	1,179
			422,966
Luxembourg 0.2%
ArcelorMittal SA	Metals & Mining	651	17,074
Eurofins Scientific SE	Life Sciences Tools & Services	168	12,024
RTL Group SA	Media	48	2,021
[a] SUSE SA	Software	63	1,132
			32,251
Mexico 0.0%†
Fresnillo PLC	Metals & Mining	237	2,571
Netherlands 8.9%
Aalberts NV	Machinery	138	5,336
[b] ABN AMRO Bank NV, 144A	Banks	534	7,366
[a,b] Adyen NV, 144A	IT Services	40	55,002
Aegon NV	Insurance	2,421	12,242
Akzo Nobel NV	Chemicals	243	16,224
[a] Argenx SE	Biotechnology	75	27,879
ASM International NV	Semiconductors & Semiconductor Equipment	63	15,844
ASML Holding NV	Semiconductors & Semiconductor Equipment	549	295,187
ASR Nederland NV	Insurance	195	9,230
BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	105	6,338
[b] CTP NV, 144A	Real Estate Management & Development	120	1,414
[b,c] Euronext NV, 144A, Reg S	Capital Markets	108	7,972
[a] EXOR NV	Diversified Financial Services	141	10,278
Heineken Holding NV	Beverages	144	11,073
Heineken NV	Beverages	324	30,388
IMCD Group NV	Trading Companies & Distributors	78	11,084
ING Groep NV	Banks	5,091	61,875
JDE Peet’s NV	Food Products	111	3,201
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	1,350	38,671
Koninklijke DSM NV	Chemicals	237	28,911
Koninklijke KPN NV	Diversified Telecommunication Services	4,446	13,713
Koninklijke Philips NV	Health Care Equipment & Supplies	1,209	18,070
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	90	2,666
NN Group NV	Insurance	408	16,616
OCI NV	Chemicals	135	4,815
Prosus NV	Internet & Direct Marketing Retail	1,140	78,414
[a] QIAGEN NV	Life Sciences Tools & Services	300	15,051
Randstad NV	Professional Services	147	8,936

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Shell PLC	Oil, Gas & Consumable Fuels	9,699	271,373
[b] Signify NV, 144A	Electrical Equipment	168	5,626
Universal Music Group NV	Entertainment	1,020	24,504
Wolters Kluwer NV	Professional Services	342	35,682
			1,150,981
Nigeria 0.0%†
Airtel Africa PLC, 144A	Wireless Telecommunication Services	1,425	1,917
Norway 1.3%
[a] Adevinta ASA, B	Interactive Media & Services	369	2,457
Aker ASA	Diversified Financial Services	33	2,410
Aker BP ASA	Oil, Gas & Consumable Fuels	417	12,873
[a,b] AutoStore Holdings Ltd., 144A	Machinery	1,041	1,894
DNB Bank ASA	Banks	1,398	27,595
Equinor ASA	Oil, Gas & Consumable Fuels	1,278	45,640
Gjensidige Forsikring ASA	Insurance	243	4,741
Kongsberg Gruppen ASA	Aerospace & Defense	105	4,430
Leroy Seafood Group ASA	Food Products	309	1,730
Mowi ASA	Food Products	603	10,235
[a] Nordic Semiconductor ASA	Semiconductors & Semiconductor Equipment	225	3,743
Norsk Hydro ASA	Metals & Mining	1,854	13,799
Orkla ASA	Food Products	1,032	7,432
Salmar ASA	Food Products	93	3,633
Schibsted ASA, A	Media	99	1,864
Schibsted ASA, B	Media	120	2,182
Telenor ASA	Diversified Telecommunication Services	861	8,006
TOMRA Systems ASA	Commercial Services & Supplies	312	5,245
Var Energi ASA	Oil, Gas & Consumable Fuels	495	1,689
Yara International ASA	Chemicals	219	9,573
			171,171
Poland 0.4%
[a,b] Allegro.eu SA, 144A	Internet & Direct Marketing Retail	534	3,059
Bank Pekao SA	Banks	204	4,023
[a,b] Dino Polska SA, 144A	Food & Staples Retailing	63	5,391
[a] InPost SA	Air Freight & Logistics	255	2,144
KGHM Polska Miedz SA	Metals & Mining	180	5,202
LPP SA	Textiles, Apparel & Luxury Goods	2	4,856
Polski Koncern Naftowy ORLEN SA	Oil, Gas & Consumable Fuels	792	11,600
Powszechna Kasa Oszczednosci Bank Polski SA	Banks	1,152	7,955
Powszechny Zaklad Ubezpieczen SA	Insurance	744	6,008
Santander Bank Polska SA	Banks	39	2,306
			52,544
Portugal 0.3%
EDP - Energias de Portugal SA	Electric Utilities	3,846	19,111
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	696	9,367
Jeronimo Martins SGPS SA	Food & Staples Retailing	387	8,335
			36,813
Russia 0.0%†
[d] Evraz PLC	Metals & Mining	1,168	—
Spain 3.8%
Acciona SA	Electric Utilities	30	5,504
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	282	8,057
[a,b] Aena SME SA, 144A	Transportation Infrastructure	99	12,394
[a] Amadeus IT Group SA	IT Services	615	31,866
Banco Bilbao Vizcaya Argentaria SA	Banks	8,223	49,444
Banco Santander SA	Banks	22,674	67,817
Bankinter SA	Banks	912	6,101
CaixaBank SA	Banks	5,649	22,138
[b] Cellnex Telecom SA, 144A	Diversified Telecommunication Services	765	25,244
Corp. ACCIONA Energias Renovables SA	Independent Power Producers & Energy Traders	75	2,893
EDP Renovaveis SA	Independent Power Producers & Energy Traders	324	7,116
Enagas SA	Gas Utilities	351	5,816

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Endesa SA	Electric Utilities	432	8,131
Ferrovial SA	Construction & Engineering	651	17,001
Fluidra SA	Machinery	150	2,324
[a] Grifols SA	Biotechnology	441	5,069
Iberdrola SA	Electric Utilities	8,139	94,942
Industria de Diseno Textil SA	Specialty Retail	1,434	38,031
Inmobiliaria Colonial SA	Equity Real Estate Investment Trusts (REITs)	477	3,059
Mapfre SA	Insurance	1,338	2,585
Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs)	438	4,102
Naturgy Energy Group SA	Gas Utilities	189	4,904
Red Electrica Corp. SA	Electric Utilities	588	10,204
Repsol SA	Oil, Gas & Consumable Fuels	1,710	27,101
Telefonica SA	Diversified Telecommunication Services	6,813	24,613
			486,456
Sweden 4.7%
Alfa Laval AB	Machinery	423	12,224
[a] Alleima AB	Metals & Mining	245	903
Assa Abloy AB, B	Building Products	1,251	26,858
Atlas Copco AB, A	Machinery	3,450	40,760
Atlas Copco AB, B	Machinery	2,064	22,008
Axfood AB	Food & Staples Retailing	153	4,198
Beijer Ref AB	Trading Companies & Distributors	321	4,532
Boliden AB	Metals & Mining	378	14,194
Castellum AB	Real Estate Management & Development	342	4,144
Electrolux AB, B	Household Durables	282	3,810
Epiroc AB, A	Machinery	852	15,524
Epiroc AB, B	Machinery	513	8,254
EQT AB	Capital Markets	462	9,781
Essity AB, B	Household Products	828	21,718
[b,c] Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure	216	21,050
[a] Fastighets AB Balder, B	Real Estate Management & Development	858	3,995
Getinge AB, B	Health Care Equipment & Supplies	297	6,165
Hennes & Mauritz AB, B	Specialty Retail	900	9,695
Hexagon AB, B	Electronic Equipment, Instruments & Components	2,559	26,770
Holmen AB, B	Paper & Forest Products	126	5,005
Husqvarna AB, A	Household Durables	36	254
Husqvarna AB, B	Household Durables	582	4,084
Industrivarden AB, A	Diversified Financial Services	165	4,014
Industrivarden AB, C	Diversified Financial Services	201	4,881
Indutrade AB	Machinery	381	7,719
Investment AB Latour, B	Industrial Conglomerates	207	3,916
Investor AB, A	Diversified Financial Services	717	13,339
Investor AB, B	Diversified Financial Services	2,484	44,953
[a] Kinnevik AB, B	Diversified Financial Services	345	4,742
L E Lundbergforetagen AB, B	Diversified Financial Services	105	4,475
Lifco AB, B	Industrial Conglomerates	303	5,064
Nibe Industrier AB, B	Building Products	1,971	18,368
Saab AB, B	Aerospace & Defense	120	4,730
Sagax AB, B	Real Estate Management & Development	231	5,243
Sagax AB, D	Real Estate Management & Development	165	423
Sandvik AB	Machinery	1,470	26,580
Securitas AB, B	Commercial Services & Supplies	648	5,408
Skandinaviska Enskilda Banken AB, A	Banks	1,944	22,379
Skandinaviska Enskilda Banken AB, C	Banks	30	358
Skanska AB, B	Construction & Engineering	489	7,744
SKF AB, B	Machinery	522	7,973
Svenska Cellulosa AB SCA, A	Paper & Forest Products	36	461
Svenska Cellulosa AB SCA, B	Paper & Forest Products	807	10,220
Svenska Handelsbanken AB, A	Banks	2,028	20,456
Svenska Handelsbanken AB, B	Banks	60	704
Sweco AB, B	Construction & Engineering	282	2,702
Swedbank AB, A	Banks	1,374	23,380
[a] Swedish Orphan Biovitrum AB	Biotechnology	249	5,155
Tele2 AB, B	Wireless Telecommunication Services	777	6,346

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Telefonaktiebolaget LM Ericsson, A	Communications Equipment	72	456
Telefonaktiebolaget LM Ericsson, B	Communications Equipment	4,110	24,022
Telia Co. AB	Diversified Telecommunication Services	3,387	8,666
Trelleborg AB, B	Machinery	312	7,211
Vitrolife AB	Biotechnology	75	1,340
Volvo AB, A	Machinery	273	5,190
Volvo AB, B	Machinery	2,061	37,282
[a] Volvo Car AB, B	Automobiles	732	3,329
			615,155
Switzerland 15.0%
ABB Ltd.	Electrical Equipment	2,076	62,962
[a] Accelleron Industries AG	Electrical Equipment	111	2,297
Adecco Group AG	Professional Services	213	7,013
Alcon Inc.	Health Care Equipment & Supplies	630	43,021
Bachem Holding AG, B	Life Sciences Tools & Services	39	3,366
Baloise Holding AG	Insurance	60	9,254
Banque Cantonale Vaudoise	Banks	39	3,741
Barry Callebaut AG	Food Products	4	7,907
Belimo Holding AG	Building Products	12	5,707
BKW AG	Electric Utilities	24	3,281
Chocoladefabriken Lindt & Spruengli AG	Food Products	3	30,577
Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	699	90,586
Clariant AG	Chemicals	321	5,083
Coca-Cola HBC AG	Beverages	261	6,194
Credit Suisse Group AG	Capital Markets	4,584	13,695
DKSH Holding AG	Professional Services	48	3,642
Emmi AG	Food Products	3	2,539
EMS-Chemie Holding AG	Chemicals	10	6,766
[a] Flughafen Zurich AG	Transportation Infrastructure	27	4,176
Geberit AG	Building Products	48	22,594
Georg Fischer AG	Machinery	110	6,729
Givaudan SA	Chemicals	11	33,682
Helvetia Holding AG	Insurance	48	5,593
Julius Baer Group Ltd.	Capital Markets	285	16,591
Kuehne + Nagel International AG	Marine	69	16,049
Logitech International SA	Technology Hardware, Storage & Peripherals	195	12,026
Lonza Group AG	Life Sciences Tools & Services	99	48,483
Nestle SA	Food Products	3,681	426,267
Novartis AG	Pharmaceuticals	2,760	249,361
Partners Group Holding AG	Capital Markets	30	26,485
PSP Swiss Property AG	Real Estate Management & Development	63	7,388
Roche Holding AG, Bearer	Pharmaceuticals	36	13,946
Roche Holding AG, Non-Voting	Pharmaceuticals	948	297,659
Schindler Holding AG, PC	Machinery	54	10,150
Schindler Holding AG	Machinery	27	4,868
SGS SA	Professional Services	8	18,591
SIG Combibloc Group AG	Containers & Packaging	447	9,759
Sika AG	Chemicals	198	47,446
Sonova Holding AG	Health Care Equipment & Supplies	69	16,355
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	864	30,425
Straumann Holding AG	Health Care Equipment & Supplies	146	16,664
Swiss Life Holding AG	Insurance	41	21,129
Swiss Prime Site AG	Real Estate Management & Development	102	8,836
Swiss Re AG	Insurance	393	36,734
Swisscom AG	Diversified Telecommunication Services	35	19,165
Tecan Group AG	Life Sciences Tools & Services	17	7,578
Temenos AG	Software	78	4,278
The Swatch Group AG	Textiles, Apparel & Luxury Goods	39	11,086
The Swatch Group AG	Textiles, Apparel & Luxury Goods	63	3,271
UBS Group AG	Capital Markets	4,065	75,593
[b] VAT Group AG, 144A	Machinery	36	9,837
Zurich Insurance Group AG	Insurance	204	97,524
			1,943,949

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

United Kingdom 20.0%
3i Group PLC	Capital Markets	1,293	20,865
abrdn PLC	Capital Markets	2,751	6,263
Admiral Group PLC	Insurance	387	9,948
Allfunds Group PLC	Capital Markets	438	3,050
Anglo American PLC	Metals & Mining	1,647	64,121
Ashtead Group PLC	Trading Companies & Distributors	603	34,236
Associated British Foods PLC	Food Products	471	8,929
AstraZeneca PLC	Pharmaceuticals	2,019	272,447
[b] Auto Trader Group PLC, 144A	Interactive Media & Services	1,236	7,666
AVEVA Group PLC	Software	168	6,493
Aviva PLC	Insurance	3,807	20,278
B&M European Value Retail SA	Multiline Retail	1,320	6,531
BAE Systems PLC	Aerospace & Defense	4,230	43,556
Barclays PLC	Banks	21,585	41,159
Barratt Developments PLC	Household Durables	1,338	6,386
Bellway PLC	Household Durables	177	4,061
Berkeley Group Holdings PLC	Household Durables	144	6,535
BP PLC	Oil, Gas & Consumable Fuels	24,468	139,775
British American Tobacco PLC	Tobacco	3,060	120,788
BT Group PLC	Diversified Telecommunication Services	9,492	12,794
Bunzl PLC	Trading Companies & Distributors	459	15,233
Burberry Group PLC	Textiles, Apparel & Luxury Goods	525	12,820
Centrica PLC	Multi-Utilities	8,067	9,366
CNH Industrial NV	Machinery	1,344	21,466
Compass Group PLC	Hotels, Restaurants & Leisure	2,397	55,288
[b] ConvaTec Group PLC, 144A	Health Care Equipment & Supplies	2,178	6,094
Croda International PLC	Chemicals	189	15,014
Dechra Pharmaceuticals PLC	Pharmaceuticals	144	4,535
Derwent London PLC	Equity Real Estate Investment Trusts (REITs)	153	4,358
Diageo PLC	Beverages	3,081	135,274
Direct Line Insurance Group PLC	Insurance	1,884	5,015
Dr Martens PLC	Textiles, Apparel & Luxury Goods	699	1,603
DS Smith PLC	Containers & Packaging	1,728	6,683
[a] easyJet PLC	Airlines	489	1,909
Endeavour Mining PLC	Metals & Mining	243	5,121
Ferguson PLC	Trading Companies & Distributors	285	35,791
GSK PLC	Pharmaceuticals	5,457	94,367
[a] Haleon PLC	Personal Products	6,822	26,863
Halma PLC	Electronic Equipment, Instruments & Components	516	12,253
Hargreaves Lansdown PLC	Capital Markets	501	5,160
Hikma Pharmaceuticals PLC	Pharmaceuticals	228	4,257
[a] HomeServe PLC	Commercial Services & Supplies	393	5,659
Howden Joinery Group PLC	Trading Companies & Distributors	702	4,742
HSBC Holdings PLC	Banks	27,498	170,580
IMI PLC	Machinery	339	5,252
Imperial Brands PLC	Tobacco	1,293	32,211
Informa PLC	Media	1,944	14,489
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	240	13,696
Intermediate Capital Group PLC	Capital Markets	378	5,220
[a] International Consolidated Airlines Group SA	Airlines	1,392	2,074
International Distributions Services PLC	Air Freight & Logistics	978	2,506
Intertek Group PLC	Professional Services	219	10,627
ITV PLC	Media	5,340	4,828
J Sainsbury PLC	Food & Staples Retailing	2,421	6,340
JD Sports Fashion PLC	Specialty Retail	3,510	5,326
Johnson Matthey PLC	Chemicals	240	6,141
[a,b,c] Just Eat Takeaway.com NV, 144A, Reg S	Internet & Direct Marketing Retail	261	5,501
Kingfisher PLC	Specialty Retail	2,619	7,438
Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs)	1,008	7,535
Legal & General Group PLC	Insurance	8,097	24,301
Lloyds Banking Group PLC	Banks	91,716	50,099
London Stock Exchange Group PLC	Capital Markets	501	43,005
M&G PLC	Diversified Financial Services	2,922	6,603
Melrose Industries PLC	Industrial Conglomerates	5,463	8,839

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Mondi PLC	Paper & Forest Products	663	11,241
National Grid PLC	Multi-Utilities	4,977	59,713
NatWest Group PLC	Banks	6,843	21,830
Next PLC	Multiline Retail	168	11,733
[a,d] NMC Health PLC	Health Care Providers & Services	60	—
[a] Ocado Group PLC	Food & Staples Retailing	861	6,388
Pearson PLC	Media	981	11,083
Pennon Group PLC	Water Utilities	372	3,976
[a,b] Pepco Group NV, 144A	Multiline Retail	162	1,460
Persimmon PLC	Household Durables	426	6,236
Phoenix Group Holdings PLC	Insurance	978	7,160
Prudential PLC	Insurance	3,753	50,901
Reckitt Benckiser Group PLC	Household Products	978	67,692
RELX PLC	Professional Services	2,625	72,246
Renishaw PLC	Electronic Equipment, Instruments & Components	45	1,985
Rentokil Initial PLC	Commercial Services & Supplies	3,420	20,899
Rightmove PLC	Interactive Media & Services	1,098	6,754
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	11,436	12,821
RS GROUP PLC	Trading Companies & Distributors	633	6,819
Schroders PLC	Capital Markets	1,095	5,743
Segro PLC	Equity Real Estate Investment Trusts (REITs)	1,659	15,238
Severn Trent PLC	Water Utilities	342	10,906
Smith & Nephew PLC	Health Care Equipment & Supplies	1,206	16,095
Smiths Group PLC	Industrial Conglomerates	480	9,230
Spirax-Sarco Engineering PLC	Machinery	99	12,641
SSE PLC	Electric Utilities	1,479	30,458
St. James’s Place Capital PLC	Capital Markets	729	9,602
Standard Chartered PLC	Banks	3,237	24,235
Tate & Lyle PLC	Food Products	567	4,851
Taylor Wimpey PLC	Household Durables	4,701	5,748
Tesco PLC	Food & Staples Retailing	9,996	26,958
The British Land Co. PLC	Equity Real Estate Investment Trusts (REITs)	1,248	5,931
The Sage Group PLC	Software	1,392	12,485
The UNITE Group PLC	Equity Real Estate Investment Trusts (REITs)	429	4,696
The Weir Group PLC	Machinery	345	6,926
Unilever PLC	Personal Products	3,468	174,459
United Utilities Group PLC	Water Utilities	933	11,126
Vodafone Group PLC	Wireless Telecommunication Services	33,831	34,282
Whitbread PLC	Hotels, Restaurants & Leisure	270	8,347
[a] Wise PLC, A	IT Services	942	6,377
WPP PLC	Media	1,425	14,059
			2,588,693
United States 0.6%
Holcim AG, B	Construction Materials	744	38,503
Stellantis NV	Automobiles	2,766	39,155
			77,658

Total Common Stocks (Cost $14,225,278)			12,794,439

Preferred Stocks 0.6%
Germany 0.6%
[e] Bayerische Motoren Werke AG, 7.316%, pfd.	Automobiles	78	6,622
[e] Fuchs Petrolub SE, 3.145%,pfd.	Chemicals	96	3,354
[e] Henkel AG & Co. KGaA, 2.845%, pfd.	Household Products	231	16,030
[e] Sartorius AG, 0.341%, pfd.	Health Care Equipment & Supplies	33	13,010
[e] Sixt SE, 6.825%, pfd.	Road & Rail	27	1,570
[e] Volkswagen AG, 22.86%, pfd.	Automobiles	276	34,293
			74,879

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Spain 0.0%†
[a] Grifols SA, pfd.,B	Biotechnology	351	2,933

Total Preferred Stocks (Cost $107,780)			77,812

Total Investments (Cost $14,333,058) 99.4%			12,872,251
Other Assets, less Liabilities 0.6%			75,367

Net Assets 100.0%			$12,947,618

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $303,757, representing 2.4% of net assets.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the value of was $83,316, representing 0.6% of net assets.
[d]Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
[e]Variable rate security. The rate shown represents the yield at period end.

At December 31, 2022 the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount	Date	Appreciation	Depreciation

OTC Forward Exchange Contracts
Danish Krone	BOFA	Buy	3,918,200	$562,314	1/03/23	$11	$—
Danish Krone	BOFA	Buy	78,785	11,282	1/03/23	25	—
Danish Krone	BOFA	Buy	825,515	117,991	1/03/23	483	—
Danish Krone	BOFA	Sell	4,822,500	669,530	1/03/23	—	(22,577)
Euro	UBSW	Buy	1,972,289	2,104,904	1/03/23	21	—
Euro	HSBK	Buy	1,972,289	2,104,894	1/03/23	31	—
Euro	BOFA	Buy	1,972,289	2,104,884	1/03/23	40	—
Euro	UBSW	Buy	143,490	152,860	1/03/23	279	—
Euro	HSBK	Buy	143,490	152,852	1/03/23	287	—
Euro	BOFA	Buy	143,490	152,849	1/03/23	291	—
Euro	BOFA	Buy	436,981	464,529	1/03/23	1,839	—
Euro	UBSW	Buy	436,981	464,520	1/03/23	1,848	—
Euro	HSBK	Buy	436,981	464,518	1/03/23	1,850	—
Euro	UBSW	Sell	2,552,760	2,635,801	1/03/23	—	(88,631)
Euro	BOFA	Sell	2,552,760	2,635,850	1/03/23	—	(88,582)
Euro	HSBK	Sell	2,552,760	2,635,868	1/03/23	—	(88,564)
Norwegian Krone	BOFA	Buy	1,683,900	170,934	1/03/23	3	—
Norwegian Krone	BOFA	Buy	103,782	10,500	1/03/23	35	—
Norwegian Krone	BOFA	Buy	369,218	37,290	1/03/23	191	—
Norwegian Krone	BOFA	Sell	2,156,900	216,565	1/03/23	—	(2,387)
Polish Zloty	BOFA	Buy	219,300	49,996	1/03/23	1	—
Polish Zloty	BOFA	Buy	3,653	829	1/03/23	3	—
Polish Zloty	BOFA	Buy	46,047	10,408	1/03/23	90	—
Polish Zloty	BOFA	Sell	269,000	58,765	1/03/23	—	(2,563)
Swedish Krona	BOFA	Buy	1,431,629	137,933	1/03/23	—	(534)
Swedish Krona	BOFA	Buy	445,971	42,903	1/03/23	—	(102)
Swedish Krona	BOFA	Buy	6,485,700	622,445	1/03/23	12	—
Swedish Krona	BOFA	Sell	8,363,300	786,239	1/03/23	—	(16,420)
Great British Pound	DBAB	Buy	584,922	711,060	1/04/23	—	(7,458)
Great British Pound	DBAB	Buy	2,661,300	3,204,205	1/04/23	—	(2,926)
Great British Pound	DBAB	Buy	170,778	207,405	1/04/23	—	(1,976)
Great British Pound	DBAB	Sell	3,417,000	4,076,529	1/04/23	—	(33,782)
Swicc Franc	MSCO	Buy	144,122	155,941	1/04/23	—	(167)
Swicc Franc	MSCO	Buy	1,804,600	1,950,449	1/04/23	49	—
Swicc Franc	MSCO	Buy	402,478	432,579	1/04/23	2,438	—
Swicc Franc	MSCO	Sell	2,351,200	2,478,904	1/04/23	—	(62,384)
Danish Krone	BOFA	Sell	3,989,200	573,815	2/02/23	53	—
Euro	UBSW	Sell	1,988,295	2,126,380	2/02/23	283	—

					FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Forward Exchange Contracts (continued)

OTC Forward Exchange Contracts (continued)
Euro	HSBK	Sell	1,988,295	$2,126,402	2/02/23	$305	$—
Euro	BOFA	Sell	1,988,295	2,126,420	2/02/23	323	—
Great British Pound	DBAB	Sell	2,698,700	3,251,634	2/02/23	2,860	—
Norwegian Krone	BOFA	Sell	1,694,800	172,232	2/02/23	—	(9)
Polish Zloty	BOFA	Sell	227,500	51,719	2/02/23	—	(27)
Swedish Krona	BOFA	Sell	6,501,000	624,969	2/02/23	25	—
Swicc Franc	MSCO	Sell	1,817,200	1,970,074	2/02/23	—	(132)
Total Forward Exchange Contracts						$13,676	$(419,221)
Net unrealized appreciation (depreciation)							$(405,545)

At December 31, 2022, the Fund had the following futures contracts outstanding.
Futures Contracts
Value/Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
EURO STOXX 50 Index			Long	2	$80,791	3/17/23	$(664)
*As of period end.

Abbreviations

Selected Portfolio

ADR	–	American Depositary Receipt
BOFA	–	Bank of America Corp.
DBAB	–	Deutsche Bank AG
HSBK	–	HSBC Bank PLC
MSCO	–	MorganStanley
REIT	–	Real Estate Investment Trust
SPA	–	Standby Purchase Agreement
UBSW	–	UBS AG

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin FTSE France ETF	Industry	Shares	Value
Common Stocks 100.0%
France 97.7%
[a] Accor SA	Hotels, Restaurants & Leisure	592	$14,753
[a] Aeroports de Paris	Transportation Infrastructure	104	13,896
Air Liquide SA	Chemicals	1,664	235,130
Airbus SE	Aerospace & Defense	1,816	215,171
[b] ALD SA, 144A	Road & Rail	372	4,272
Alstom SA	Machinery	992	24,160
[b] Amundi SA, 144A	Capital Markets	184	10,408
Arkema SA	Chemicals	212	18,978
AXA SA	Insurance	6,024	167,510
BioMerieux	Health Care Equipment & Supplies	140	14,631
BNP Paribas SA	Banks	3,480	197,772
Bollore SE	Entertainment	3,256	18,139
Bouygues SA	Construction & Engineering	680	20,349
Bureau Veritas SA	Professional Services	924	24,269
Capgemini SE	IT Services	520	86,548
Carrefour SA	Food & Staples Retailing	1,936	32,315
Cie de L’Odet SE	Air Freight & Logistics	1	1,483
Cie Generale des Etablissements Michelin SCA	Auto Components	2,280	63,230
Compagnie de Saint-Gobain	Building Products	1,496	72,885
Covivio	Equity Real Estate Investment Trusts (REITs)	164	9,705
Credit Agricole SA	Banks	3,968	41,633
Danone SA	Food Products	1,984	104,241
Dassault Aviation SA	Aerospace & Defense	76	12,832
Dassault Systemes SE	Software	2,176	77,787
Edenred	IT Services	812	44,093
EDF SA	Electric Utilities	2,056	26,331
Eiffage SA	Construction & Engineering	244	23,937
Engie SA	Multi-Utilities	5,414	77,357
EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	968	174,800
Eurazeo SE	Diversified Financial Services	160	9,921
[a] Faurecia SE	Auto Components	520	7,842
Gecina SA	Equity Real Estate Investment Trusts (REITs)	168	17,060
Getlink SE	Transportation Infrastructure	1,144	18,283
Hermes International	Textiles, Apparel & Luxury Goods	101	155,760
ICADE	Equity Real Estate Investment Trusts (REITs)	104	4,466
Ipsen SA	Pharmaceuticals	112	12,013
[a] JCDecaux SE	Media	236	4,463
Kering SA	Textiles, Apparel & Luxury Goods	237	120,272
[a] Klepierre SA	Equity Real Estate Investment Trusts (REITs)	624	14,338
[b] La Francaise des Jeux SAEM, 144A	Hotels, Restaurants & Leisure	280	11,230
Legrand SA	Electrical Equipment	872	69,631
L’Oreal SA	Personal Products	802	285,540
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	811	588,480
[b] Neoen SA, 144A	Independent Power Producers & Energy Traders	144	5,780
Orange SA	Diversified Telecommunication Services	6,240	61,808
Pernod Ricard SA	Beverages	668	131,000
Publicis Groupe SA	Media	740	46,928
Remy Cointreau SA	Beverages	80	13,456
[a] Renault SA	Automobiles	628	20,962
[a] Rexel SA	Trading Companies & Distributors	788	15,508
Safran SA	Aerospace & Defense	1,132	141,254
Sanofi	Pharmaceuticals	3,548	340,188
Sartorius Stedim Biotech	Life Sciences Tools & Services	78	25,182
Schneider Electric SE	Electrical Equipment	1,732	241,633
SCOR SE	Insurance	488	11,192
SEB SA	Household Durables	100	8,351
Societe Generale SA	Banks	2,500	62,648
Sodexo SA	Hotels, Restaurants & Leisure	284	27,121
[a] SOITEC	Semiconductors & Semiconductor Equipment	80	13,050

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Somfy SA	Electrical Equipment	24	3,663
Teleperformance	Professional Services	190	45,159
Thales SA	Aerospace & Defense	328	41,762
TotalEnergies SE	Oil, Gas & Consumable Fuels	7,588	474,965
[a] Ubisoft Entertainment SA	Entertainment	312	8,794
Valeo	Auto Components	800	14,258
Veolia Environnement SA	Multi-Utilities	2,028	51,945
Vinci SA	Construction & Engineering	1,616	160,895
Vivendi SA	Media	2,248	21,386
Wendel SE	Diversified Financial Services	88	8,190
[a,b,c] Worldline SA, 144A, Reg S	IT Services	796	31,033
			5,176,025
Luxembourg 0.5%
Eurofins Scientific SE	Life Sciences Tools & Services	400	28,628

Netherlands 0.4%
[b,c] Euronext NV, 144A, Reg S	Capital Markets	268	19,781

Switzerland 1.4%
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	2,064	72,682

Total Investments (Cost $5,909,883) 100.0%			5,297,116
Other Assets, less Liabilities 0.0%†			796

Net Assets 100.0%			$5,297,912

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $82,504, representing 1.6% of net assets.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the value of was $50,815, representing 1.0% of net assets.

Abbreviations

Selected Portfolio

REIT – Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin FTSE Germany ETF	Industry	Shares
Common Stocks 95.3%
Germany 94.2%
1&1 Drillisch AG	Wireless Telecommunication Services	592	$7,329
adidas AG	Textiles, Apparel & Luxury Goods	2,192	298,181
Allianz SE	Insurance	5,296	1,135,518
Aroundtown SA	Real Estate Management & Development	9,024	21,024
BASF SE	Chemicals	11,920	590,156
Bayer AG	Pharmaceuticals	12,800	660,158
Bayerische Motoren Werke AG	Automobiles	4,128	367,339
Bechtle AG	IT Services	1,056	37,259
Beiersdorf AG	Personal Products	1,296	148,274
Brenntag SE	Trading Companies & Distributors	2,016	128,492
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	480	60,398
[a] Commerzbank AG	Banks	13,536	127,647
Continental AG	Auto Components	1,408	84,120
[b] Covestro AG, 144A	Chemicals	2,320	90,498
[a] CTS Eventim AG & Co. KGaA	Entertainment	768	48,851
Daimler AG	Automobiles	10,944	717,151
[a] Daimler Truck Holding AG	Machinery	5,472	169,038
[a,b] Delivery Hero SE, 144A	Internet & Direct Marketing Retail	2,432	116,229
Deutsche Bank AG	Capital Markets	26,432	298,683
Deutsche Boerse AG	Capital Markets	2,400	413,410
[a] Deutsche Lufthansa AG	Airlines	7,776	64,441
Deutsche Post AG	Air Freight & Logistics	12,624	473,979
Deutsche Telekom AG	Diversified Telecommunication Services	44,112	877,449
Deutsche Wohnen SE	Real Estate Management & Development	624	13,243
[b] DWS Group GmbH & Co. KGaA, 144A	Capital Markets	448	14,516
E.ON SE	Multi-Utilities	28,896	287,853
Evonik Industries AG	Chemicals	2,464	47,164
[a] Evotec SE	Life Sciences Tools & Services	2,064	33,615
Fielmann AG	Specialty Retail	320	12,643
[a] Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	464	18,843
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	2,640	86,132
Fresenius SE & Co. KGaA	Health Care Providers & Services	5,328	149,266
Fuchs Petrolub SE	Chemicals	432	12,817
GEA Group AG	Machinery	2,128	86,756
Hannover Rueck SE	Insurance	784	155,212
HeidelbergCement AG	Construction Materials	1,888	107,357
Hella GmbH & Co. KGaA	Auto Components	304	24,674
[a] HelloFresh SE	Internet & Direct Marketing Retail	2,096	45,925
Henkel AG & Co. KGaA	Household Products	1,312	84,364
HOCHTIEF AG	Construction & Engineering	272	15,293
Infineon Technologies AG	Semiconductors &
	Semiconductor Equipment	16,944	514,113
KION Group AG	Machinery	1,008	28,799
Knorr-Bremse AG	Machinery	864	47,064
LANXESS AG	Chemicals	1,136	45,707
LEG Immobilien SE	Real Estate Management & Development	960	62,355
Merck KGaA	Pharmaceuticals	1,680	324,350
[a] METRO AG	Food & Staples Retailing	1,728	16,828
MTU Aero Engines AG	Aerospace & Defense	694	149,764
Muenchener Rueckversicherungs-Gesellschaft
Aktiengesellschaft in Muenchen	Insurance	1,824	591,786
Nemetschek SE	Software	704	35,832
Puma SE	Textiles, Apparel & Luxury Goods	1,296	78,425
Rational AG	Machinery	64	37,909
Rheinmetall AG	Industrial Conglomerates	560	111,195
RWE AG	Multi-Utilities	8,192	363,618
SAP SE	Software	14,448	1,486,297
Sartorius AG	Health Care Equipment & Supplies	32	11,424
[b,c] Scout24 AG, 144A, Reg S	Interactive Media & Services	992	49,685

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Siemens AG	Industrial Conglomerates	9,824	1,359,231
[a] Siemens Energy AG	Electrical Equipment	5,568	104,438
[b] Siemens Healthineers AG, 144A	Health Care Equipment & Supplies	3,600	179,541
Sixt SE	Road & Rail	176	16,145
Symrise AG	Chemicals	1,696	183,992
Talanx AG	Insurance	688	32,543
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	11,728	28,826
thyssenkrupp AG	Metals & Mining	6,416	39,003
Traton SE	Machinery	656	9,893
United Internet AG	Diversified Telecommunication Services	1,424	28,708
Vantage Towers AG	Diversified Telecommunication Services	1,200	41,110
Varta AG	Electrical Equipment	176	4,234
Volkswagen AG	Automobiles	368	57,989
Vonovia SE	Real Estate Management & Development	9,232	216,960
Wacker Chemie AG	Chemicals	192	24,466
[a,b] Zalando SE, 144A	Internet & Direct Marketing Retail	2,880	101,770
			14,515,297
Luxembourg 0.2%
RTL Group SA	Media	496	20,877
[a] SUSE SA	Software	512	9,202
			30,079
Netherlands 0.9%
QIAGEN NV	Life Sciences Tools & Services	2,864	143,691

Total Common Stocks (Cost $17,781,753)			14,689,067

Preferred Stocks 4.7%
Germany 4.7%
[d] Bayerische Motoren Werke AG, 7.316%, pfd.	Automobiles	768	65,203
[d] Fuchs Petrolub SE, 3.145%,pfd.	Chemicals	912	31,867
[d] Henkel AG & Co. KGaA, 2.845%, pfd.	Household Products	2,192	152,109
[d] Sartorius AG, 0.341%, pfd.	Health Care Equipment & Supplies	320	126,157
[d] Sixt SE, 6.825%, pfd.	Road & Rail	224	13,029
[d] Volkswagen AG, 22.86%, pfd.	Automobiles	2,624	326,030

Total Preferred Stocks (Cost $1,006,503)			714,395

Total Investments (Cost $18,788,256) 100.0%			15,403,462
Other Assets, less Liabilities 0.0%†			6,364

Net Assets 100.0%			$15,409,826

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $552,239, representing 3.6% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the value of was $49,685, representing 0.3% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin FTSE Hong Kong ETF	Industry	Shares
Common Stocks 99.8%
Cambodia 0.3%
[a] NagaCorp Ltd.	Hotels, Restaurants & Leisure	52,378	$46,171
China 9.8%
[a] AAC Technologies Holdings Inc., H	Electronic Equipment, Instruments & Components	23,000	52,572
BOC Hong Kong Holdings Ltd.	Banks	122,500	417,491
[b] Budweiser Brewing Co. APAC Ltd., H, 144A	Beverages	58,100	182,750
[a] China Travel International Investment Hong Kong
Ltd., A	Hotels, Restaurants & Leisure	84,000	19,049
Chow Tai Fook Jewellery Group Ltd., A	Specialty Retail	60,200	122,792
[b] ESR Group Ltd., H, 144A	Real Estate Management & Development	68,600	143,969
[a] HUTCHMED China Ltd.	Pharmaceuticals	17,500	53,812
Kerry Logistics Network Ltd.	Air Freight & Logistics	10,500	18,888
Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	256,000	210,246
[a] MMG Ltd.	Metals & Mining	84,000	21,525
Nexteer Automotive Group Ltd.	Auto Components	28,000	18,332
[a] Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	38,000	31,160
SITC International Holdings Co. Ltd.	Marine	40,000	88,969
Want Want China Holdings Ltd.	Food Products	147,000	98,314
			1,479,869
Hong Kong 77.6%
AIA Group Ltd.	Insurance	273,800	3,044,970
ASMPT Ltd., A	Semiconductors & Semiconductor Equipment	10,500	74,866
Cafe de Coral Holdings Ltd., A	Hotels, Restaurants & Leisure	12,000	22,909
[a] Cathay Pacific Airways Ltd., A	Airlines	35,000	38,207
Champion REIT, A	Equity Real Estate Investment Trusts (REITs)	70,000	27,624
CK Asset Holdings Ltd.	Real Estate Management & Development	66,500	409,397
CK Infrastructure Holdings Ltd., A	Electric Utilities	20,300	106,247
CLP Holdings Ltd.	Electric Utilities	55,900	407,883
Dah Sing Banking Group Ltd., A	Banks	11,200	8,036
Dah Sing Financial Holdings Ltd., H	Banks	5,600	12,972
DFI Retail Group Holdings Ltd., A	Food & Staples Retailing	10,200	29,886
Guotai Junan International Holdings Ltd.	Capital Markets	77,000	7,103
[a] Haitong International Securities Group Ltd.	Capital Markets	98,000	10,924
Hang Lung Group Ltd.	Real Estate Management & Development	29,000	53,282
Hang Lung Properties Ltd.	Real Estate Management & Development	63,000	123,176
Hang Seng Bank Ltd.	Banks	24,800	412,436
Henderson Land Development Co. Ltd.	Real Estate Management & Development	44,000	153,620
Hong Kong & China Gas Co. Ltd.	Gas Utilities	371,000	352,702
Hong Kong Exchanges & Clearing Ltd.	Capital Markets	43,400	1,875,025
Hongkong Land Holdings Ltd.	Real Estate Management & Development	37,800	173,880
Huabao International Holdings Ltd.	Chemicals	35,000	18,072
Hutchison Telecommunications Hong Kong
Holdings Ltd.	Diversified Telecommunication Services	42,000	6,565
Hysan Development Co. Ltd.	Real Estate Management & Development	21,000	68,072
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	6,750	343,575
Johnson Electric Holdings Ltd.	Electrical Equipment	12,000	15,113
Kerry Properties Ltd.	Real Estate Management & Development	21,000	45,740
Link REIT	Equity Real Estate Investment Trusts (REITs)	72,100	529,322
Man Wah Holdings Ltd.	Household Durables	53,200	52,962
[a] Melco International Development Ltd.	Hotels, Restaurants & Leisure	28,000	30,350
MTR Corp. Ltd.	Road & Rail	49,000	259,598
New World Development Co. Ltd.	Real Estate Management & Development	49,000	138,117
NWS Holdings Ltd.	Industrial Conglomerates	48,000	41,512
Orient Overseas International Ltd.	Marine	4,400	79,488
PCCW Ltd.	Diversified Telecommunication Services	140,000	63,139
Power Assets Holdings Ltd.	Electric Utilities	47,000	257,433
Sino Land Co. Ltd.	Real Estate Management & Development	125,300	156,686
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	48,533	664,107

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Swire Pacific Ltd., A	Real Estate Management & Development	14,500	127,631
Swire Pacific Ltd., B	Real Estate Management & Development	30,000	40,820
Swire Properties Ltd.	Real Estate Management & Development	36,400	92,528
Techtronic Industries Co. Ltd.	Household Durables	45,000	502,181
The Bank of East Asia Ltd., A	Banks	31,600	38,301
The Wharf Holdings Ltd.	Real Estate Management & Development	32,833	96,544
United Energy Group Ltd.	Oil, Gas & Consumable Fuels	252,000	24,861
[a] Vitasoy International Holdings Ltd.	Food Products	28,000	57,615
VTech Holdings Ltd.	Communications Equipment	5,600	36,090
[b] WH Group Ltd., 144A	Food Products	265,748	154,581
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	52,500	306,056
Xinyi Glass Holdings Ltd.	Auto Components	70,133	130,652
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	24,500	34,404
			11,757,260
Indonesia 0.2%
First Pacific Co. Ltd.	Diversified Financial Services	84,000	25,076

Italy 0.6%
PRADA SpA	Textiles, Apparel & Luxury Goods	17,500	98,880
Luxembourg 0.3%
L’Occitane International SA	Specialty Retail	15,750	49,137
Macau 5.8%
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	73,330	484,799
[a] MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	26,000	28,648
[a] Sands China Ltd.	Hotels, Restaurants & Leisure	82,000	272,109
[a] SJM Holdings Ltd.	Hotels, Restaurants & Leisure	77,000	44,592
[a] Wynn Macau Ltd.	Hotels, Restaurants & Leisure	50,400	56,180
			886,328
Singapore 0.4%
[b] BOC Aviation Ltd., A, 144A	Trading Companies & Distributors	7,000	58,431
Taiwan 0.1%
[a,b] FIT Hon Teng Ltd., 144A	Electronic Equipment, Instruments & Components	35,000	9,193
United Kingdom 3.6%
CK Hutchison Holdings Ltd., A	Real Estate Management & Development	91,000	546,237
United States 1.1%
[b] JS Global Lifestyle Co. Ltd., 144A	Household Durables	42,000	47,193
[a,b] Samsonite International SA, 144A	Textiles, Apparel & Luxury Goods	43,800	115,323
			162,516

Total Investments (Cost $16,785,170) 99.8%			15,119,098
Other Assets, less Liabilities 0.2%			32,702

Net Assets 100.0%			$15,151,800

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $711,440, representing 4.7% of net assets.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

At December 31, 2022, the Fund had the following futures contracts outstanding.
Futures Contracts
Value/Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
MINI HSI IDX			Long	1	$25,516	1/30/23	$615
*As of period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust
SPA	–	Standby Purchase Agreement

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin FTSE India ETF	Industry	Shares	Value
Common Stocks 101.3%
India 101.3%
3M India Ltd.	Industrial Conglomerates	176	$46,682
Aarti Industries Ltd.	Chemicals	12,496	92,153
Aarti Pharmalabs Ltd.	Pharmaceuticals	2,527	11,595
ABB India Ltd.	Electrical Equipment	3,300	107,022
ACC Ltd.	Construction Materials	5,368	158,425
Adani Enterprises Ltd.	Trading Companies & Distributors	17,116	798,254
[a] Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	24,948	582,552
Adani Ports & Special Economic Zone Ltd.	Transportation Infrastructure	50,776	502,113
[a] Adani Power Ltd.	Independent Power Producers & Energy Traders	60,852	220,334
Adani Total Gas Ltd.	Gas Utilities	17,380	775,798
[a] Adani Transmission Ltd.	Electric Utilities	15,884	497,131
[a] Adani Wilmar Ltd.	Food Products	10,032	74,897
[a] Aditya Birla Capital Ltd.	Diversified Financial Services	29,348	53,283
Alkem Laboratories Ltd.	Pharmaceuticals	1,584	57,530
Ambuja Cements Ltd.	Construction Materials	43,032	272,611
Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	6,204	335,779
Ashok Leyland Ltd.	Machinery	90,552	156,958
Asian Paints Ltd.	Chemicals	28,292	1,056,000
Astral Ltd.	Building Products	5,632	133,696
[b] AU Small Finance Bank Ltd., 144A	Banks	20,284	160,460
Aurobindo Pharma Ltd.	Pharmaceuticals	16,500	87,416
[a,b] Avenue Supermarts Ltd., 144A	Food & Staples Retailing	9,328	458,761
Axis Bank Ltd.	Banks	142,604	1,609,531
Bajaj Auto Ltd.	Automobiles	4,268	186,550
Bajaj Finance Ltd.	Consumer Finance	14,784	1,175,000
Bajaj Finserv Ltd.	Diversified Financial Services	23,980	448,658
Bajaj Holdings & Investment Ltd.	Diversified Financial Services	1,672	116,040
Balkrishna Industries Ltd.	Auto Components	5,104	131,487
[a,b] Bandhan Bank Ltd., 144A	Banks	49,280	139,507
Bank of Baroda	Banks	64,416	144,591
Bank of India	Banks	28,512	30,414
Bata India Ltd.	Textiles, Apparel & Luxury Goods	3,872	77,185
Bayer CropScience Ltd.	Chemicals	792	47,267
Berger Paints India Ltd.	Chemicals	15,268	107,289
Bharat Electronics Ltd.	Aerospace & Defense	205,172	247,754
Bharat Forge Ltd.	Auto Components	15,840	168,462
Bharat Heavy Electricals Ltd.	Electrical Equipment	81,576	78,095
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	62,964	251,536
Bharti Airtel Ltd.	Wireless Telecommunication Services	9,020	47,275
Bharti Airtel Ltd.	Wireless Telecommunication Services	145,112	1,413,934
Biocon Ltd.	Biotechnology	28,248	89,408
Bosch Ltd.	Auto Components	528	110,184
Britannia Industries Ltd.	Food Products	7,436	387,165
Canara Bank Ltd.	Banks	22,440	90,406
Castrol India Ltd.	Chemicals	32,522	48,412
[a] CG Power & Industrial Solutions Ltd.	Electrical Equipment	45,402	148,340
Cholamandalam Investment and Finance Co. Ltd.	Consumer Finance	25,300	221,073
Cipla Ltd.	Pharmaceuticals	32,076	417,166
Coal India Ltd.	Oil, Gas & Consumable Fuels	118,492	322,333
Coforge Ltd.	IT Services	2,200	103,288
Colgate-Palmolive India Ltd.	Personal Products	8,404	156,063
Container Corp. Of India Ltd.	Road & Rail	17,336	154,815
Coromandel International Ltd.	Chemicals	6,864	73,606
Cummins India Ltd.	Machinery	8,448	140,960
Dabur India Ltd.	Personal Products	36,212	245,754
Dalmia Bharat Ltd.	Construction Materials	5,148	115,916
Deepak Nitrite Ltd.	Chemicals	4,620	110,868
Divi’s Laboratories Ltd.	Life Sciences Tools & Services	8,008	330,387
Dixon Technologies India Ltd.	Household Durables	2,244	105,910

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

DLF Ltd.	Real Estate Management & Development	38,720	175,511
[b] Dr Lal PathLabs Ltd., 144A	Health Care Providers & Services	2,244	61,313
Dr Reddy’s Laboratories Ltd.	Pharmaceuticals	7,568	387,644
Eicher Motors Ltd.	Automobiles	8,712	339,903
Emami Ltd.	Personal Products	12,804	65,784
Embassy Office Parks REIT	Equity Real Estate Investment Trusts (REITs)	38,676	157,102
Exide Industries Ltd.	Auto Components	28,952	63,080
Federal Bank Ltd.	Banks	98,824	166,100
[a] FSN E-Commerce Ventures Ltd.	Internet & Catalog Retail	22,968	42,990
GAIL India Ltd.	Gas Utilities	164,314	190,769
[b] General Insurance Corp. of India, 144A	Insurance	6,688	14,450
Gillette India Ltd.	Personal Products	506	30,784
GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	2,684	42,784
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	9,504	48,726
[a] GMR Airports Infrastructure Ltd.	Construction & Engineering	150,964	72,535
[a] Godrej Consumer Products Ltd.	Personal Products	23,012	243,124
[a] Godrej Industries Ltd.	Chemicals	5,290	27,489
[a] Godrej Properties Ltd.	Real Estate Management & Development	5,456	80,768
Grasim Industries Ltd.	Construction Materials	24,068	501,405
Gujarat Fluorochemicals Ltd.	Chemicals	2,200	82,724
Gujarat Gas Ltd.	Gas Utilities	12,364	72,655
Havells India Ltd.	Electrical Equipment	15,180	201,828
HCL Technologies Ltd.	IT Services	68,112	855,661
[b] HDFC Asset Management Co. Ltd., 144A	Capital Markets	4,224	111,382
[b] HDFC Life Insurance Co. Ltd., 144A	Insurance	61,996	424,335
Hero MotoCorp Ltd.	Automobiles	8,184	270,939
Hindalco Industries Ltd.	Metals & Mining	88,440	506,020
Hindustan Aeronautics Ltd.	Aerospace & Defense	5,192	158,857
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	43,472	123,564
Hindustan Unilever Ltd.	Household Products	55,616	1,721,689
Hindustan Zinc Ltd.	Metals & Mining	14,696	57,146
Honeywell Automation India Ltd.	Electronic Equipment, Instruments & Components	140	70,570
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	110,000	3,507,023
ICICI Bank Ltd.	Banks	98,164	1,057,046
[b,c] ICICI Lombard General Insurance Co. Ltd., 144A	Insurance	15,136	226,281
[b,c] ICICI Prudential Life Insurance Co. Ltd., 144A	Insurance	23,848	130,093
[a] IDFC First Bank Ltd.	Banks	190,828	135,630
Indian Hotels Co. Ltd.	Hotels, Restaurants & Leisure	51,744	199,302
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	257,840	238,423
Indian Railway Catering & Tourism Corp. Ltd.	Commercial Services & Supplies	18,876	145,956
[b] Indian Railway Finance Corp. Ltd., 144A	Diversified Financial Services	110,220	43,366
Indraprastha Gas Ltd.	Gas Utilities	21,824	109,199
Indus Towers Ltd.	Diversified Telecommunication Services	54,604	125,702
Info Edge India Ltd.	Interactive Media & Services	4,752	225,856
Infosys Ltd.	IT Services	222,816	4,062,022
[a,b,c] InterGlobe Aviation Ltd., 144A	Airlines	6,776	164,441
Ipca Laboratories Ltd.	Pharmaceuticals	8,492	86,542
ITC Ltd.	Tobacco	185,548	743,605
Jindal Steel & Power Ltd.	Metals & Mining	24,332	170,762
JSW Energy Ltd.	Independent Power Producers & Energy Traders	23,628	82,140
JSW Steel Ltd.	Metals & Mining	62,832	583,321
Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	22,528	139,163
Kansai Nerolac Paints Ltd.	Chemicals	8,184	43,452
L&T Finance Holdings Ltd.	Diversified Financial Services	57,376	60,511
[b] L&T Technology Services Ltd., 144A	Professional Services	1,672	74,446
Larsen & Toubro Ltd.	Construction & Engineering	43,208	1,089,366
[b] Laurus Labs Ltd., 144A	Pharmaceuticals	22,792	103,381
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	20,372	101,983
Linde India Ltd.	Chemicals	1,364	56,630
[b,c] LTIMindtree Ltd., 144A, Reg S	IT Services	4,793	252,911
Lupin Ltd.	Pharmaceuticals	15,004	133,065
Macrotech Developers Ltd.	Real Estate Management & Development	7,040	92,827
Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	37,268	105,682
Mahindra & Mahindra Ltd.	Automobiles	57,684	871,012
[a] Mangalore Refinery & Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	14,352	9,732

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Marico Ltd.	Personal Products	32,736	201,746
Maruti Suzuki India Ltd.	Automobiles	8,316	843,823
[a] Max Financial Services Ltd.	Insurance	15,048	123,232
[a] Max Healthcare Institute Ltd.	Health Care Providers & Services	46,552	247,334
Mphasis Ltd.	IT Services	6,380	152,139
MRF Ltd.	Auto Components	169	180,859
Muthoot Finance Ltd.	Consumer Finance	6,820	87,634
Nestle India Ltd.	Food Products	2,244	531,801
NHPC Ltd.	Independent Power Producers & Energy Traders	142,076	68,264
[b] Nippon Life India Asset Management Ltd., 144A	Capital Markets	10,076	30,345
NMDC Ltd.	Metals & Mining	72,996	108,572
NMDC Steel Ltd.	Metals & Mining	64,701	28,976
NTPC Ltd.	Independent Power Producers & Energy Traders	278,124	559,576
Oberoi Realty Ltd.	Real Estate Management & Development	7,348	77,090
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	231,264	410,226
Oil India Ltd.	Oil, Gas & Consumable Fuels	20,988	52,819
One 97 Communications Ltd.	IT Services	5,852	37,561
Oracle Financial Services Software Ltd.	Software	1,452	53,063
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	362	187,440
[a] PB Fintech Ltd.	Insurance	10,120	54,839
Persistent Systems Ltd.	IT Services	3,124	146,171
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	46,948	122,265
PI Industries Ltd.	Chemicals	4,576	189,163
Pidilite Industries Ltd.	Chemicals	9,548	294,317
Piramal Enterprises Ltd.	Pharmaceuticals	7,974	79,846
Polycab India Ltd.	Electrical Equipment	2,992	92,914
Power Finance Corp. Ltd.	Diversified Financial Services	72,908	124,392
Power Grid Corp. of India Ltd.	Electric Utilities	197,164	509,295
Punjab National Bank	Banks	69,432	47,376
Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	8,694	76,894
[a,b,c] RBL Bank Ltd., 144A	Banks	27,148	58,870
REC Ltd.	Diversified Financial Services	77,364	108,944
Relaxo Footwears Ltd.	Textiles, Apparel & Luxury Goods	4,664	51,305
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	210,804	6,490,511
Samvardhana Motherson International Ltd.	Auto Components	133,496	119,651
SBI Cards & Payment Services Ltd.	Consumer Finance	17,952	172,620
[b] SBI Life Insurance Co. Ltd., 144A	Insurance	26,356	392,266
Schaeffler India Ltd.	Machinery	2,552	84,727
Shree Cement Ltd.	Construction Materials	836	235,344
Shriram Transport Finance Co. Ltd.	Consumer Finance	14,740	245,322
Siemens Ltd.	Industrial Conglomerates	5,544	189,406
[b] Sona Blw Precision Forgings Ltd., 144A	Auto Components	16,016	81,213
SRF Ltd.	Chemicals	8,800	243,625
[a] Star Health & Allied Insurance Co. Ltd.	Insurance	5,236	35,841
State Bank of India	Banks	112,024	831,006
Steel Authority of India Ltd.	Metals & Mining	89,584	89,497
Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	68,244	826,055
Sun TV Network Ltd.	Media	6,116	35,977
Tata Communications Ltd.	Diversified Telecommunication Services	7,128	109,806
Tata Consultancy Services Ltd.	IT Services	64,020	2,520,173
Tata Consumer Products Ltd.	Food Products	37,928	351,612
Tata Elxsi Ltd.	Software	2,156	163,815
[a] Tata Motors Ltd.	Automobiles	24,244	60,266
[a] Tata Motors Ltd., A	Automobiles	115,456	541,414
Tata Steel Ltd.	Metals & Mining	511,192	696,069
[a] Tata Teleservices Maharashtra Ltd.	Diversified Telecommunication Services	34,040	38,163
Tech Mahindra Ltd.	IT Services	38,016	467,055
The Tata Power Co. Ltd.	Electric Utilities	103,840	260,698
Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	26,092	819,219
Torrent Pharmaceuticals Ltd.	Pharmaceuticals	6,072	113,807
Torrent Power Ltd.	Electric Utilities	13,420	79,866
Trent Ltd.	Multiline Retail	11,396	186,148
Tube Investments of India Ltd.	Auto Components	6,116	205,189
TVS Motor Co. Ltd.	Automobiles	12,496	163,945
UltraTech Cement Ltd.	Construction Materials	7,172	603,292

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Union Bank of India Ltd.	Banks	71,896	69,871
United Breweries Ltd.	Beverages	4,312	88,596
[a] United Spirits Ltd.	Beverages	17,996	190,891
UNO Minda Ltd.	Auto Components	10,604	66,805
UPL Ltd.	Chemicals	33,088	286,425
Varun Beverages Ltd.	Beverages	12,778	204,273
Vedanta Ltd.	Metals & Mining	76,912	286,712
[a] Vodafone Idea Ltd.	Wireless Telecommunication Services	514,448	49,125
Voltas Ltd.	Construction & Engineering	14,520	140,382
Whirlpool of India Ltd.	Household Durables	1,980	35,831
Wipro Ltd.	IT Services	79,244	376,201
[a] Yes Bank Ltd.	Banks	786,169	195,758
Zee Entertainment Enterprises Ltd.	Media	51,656	149,885
[a] Zomato Ltd.	Internet & Catalog Retail	269,192	192,954
Zydus Lifesciences Ltd.	Pharmaceuticals	15,620	79,289

Total Investments (Cost $59,140,859) 101.3%			64,778,268
Other Assets, less Liabilities (1.3)%			(857,348)

Net Assets 100.0%			$63,920,920

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $2,927,821, representing 4.6% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the value of was $832,596, representing 1.3% of net assets.

At December 31, 2022, the Fund had the following futures contracts outstanding.
Futures Contracts
Value/Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
SGX Nifty 50			Long	4	$145,784	1/25/23	$966
*As of period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust
SRF	–	State Revolving Fund

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin FTSE Italy ETF	Industry	Shares	Value
Common Stocks 100.0%
Italy 89.0%
A2A SpA	Multi-Utilities	19,593	$26,034
Amplifon SpA	Health Care Providers & Services	1,650	48,990
Assicurazioni Generali SpA	Insurance	8,175	144,962
Banca Mediolanum SpA	Diversified Financial Services	3,090	25,716
Buzzi Unicem SpA	Construction Materials	1,104	21,208
Davide Campari-Milano NV	Beverages	6,375	64,526
De’ Longhi SpA	Household Durables	888	19,883
DiaSorin SpA	Health Care Equipment & Supplies	282	39,246
Enel SpA	Electric Utilities	62,817	337,218
Eni SpA	Oil, Gas & Consumable Fuels	18,675	264,802
Ferrari NV	Automobiles	1,027	219,432
FinecoBank Banca Fineco SpA	Banks	6,474	107,234
Hera SpA	Multi-Utilities	10,098	27,148
[a,b] Infrastrutture Wireless Italiane SpA, 144A, Reg S	Diversified Telecommunication Services	4,521	45,423
Interpump Group SpA	Machinery	1,026	46,165
Intesa Sanpaolo SpA	Banks	133,563	296,209
Italgas SpA	Gas Utilities	6,300	34,896
Leonardo SpA	Aerospace & Defense	5,139	44,206
Mediobanca Banca di Credito Finanziario SpA	Banks	8,163	78,268
Moncler SpA	Textiles, Apparel & Luxury Goods	2,073	109,514
[a,c] Nexi SpA, 144A	IT Services	7,134	56,083
[a] Pirelli & C SpA, 144A	Auto Components	6,288	26,870
[a,b] Poste Italiane SpA, 144A, Reg S	Insurance	5,865	57,124
Prysmian SpA	Electrical Equipment	2,817	104,203
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	1,248	51,612
Reply SpA	IT Services	290	33,117
Snam SpA	Gas Utilities	21,414	103,460
[c] Telecom Italia SpA	Diversified Telecommunication Services	137,889	31,831
[c] Telecom Italia SpA/Milano	Diversified Telecommunication Services	77,043	17,127
Tenaris SA	Energy Equipment & Services	6,003	104,333
Terna - Rete Elettrica Nazionale	Electric Utilities	13,983	102,971
UniCredit SpA	Banks	16,365	231,803
UnipolSai Assicurazioni SpA	Insurance	5,469	13,436
			2,935,050
United Kingdom 3.7%
CNH Industrial NV	Machinery	7,623	121,750

United States 7.3%
Stellantis NV	Automobiles	17,064	241,558

Total Investments (Cost $3,224,394) 100.0%			3,298,358
Other Assets, less Liabilities 0.0%†			803

Net Assets 100.0%			$3,299,161

†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $185,500, representing 5.6% of net assets.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the value of was $102,547, representing 3.1% of net assets.
cNon-income producing.

Selected Portfolio

SPA – Standby Purchase Agreement

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin FTSE Japan ETF	Industry	Shares
Common Stocks 99.7%
Japan 99.7%
ABC-Mart Inc.	Specialty Retail	6,000	$339,687
Acom Co. Ltd.	Consumer Finance	90,000	215,544
Activia Properties Inc.	Equity Real Estate Investment Trusts (REITs)	180	563,417
Advance Residence Investment	Equity Real Estate Investment Trusts (REITs)	300	770,776
Advantest Corp.	Semiconductors & Semiconductor Equipment	44,900	2,885,687
AEON Co. Ltd.	Food & Staples Retailing	168,000	3,543,476
AEON Financial Service Co. Ltd.	Consumer Finance	30,000	318,314
AEON Mall Co. Ltd.	Real Estate Management & Development	30,000	387,662
AEON REIT Investment Corp.	Equity Real Estate Investment Trusts (REITs)	420	491,796
AGC Inc.	Building Products	42,000	1,398,992
Aica Kogyo Co. Ltd.	Building Products	12,000	284,664
AIN Holdings Inc.	Food & Staples Retailing	6,000	274,660
Air Water Inc.	Chemicals	42,000	488,613
Aisin Corp.	Auto Components	42,000	1,123,650
Ajinomoto Co. Inc.	Food Products	114,000	3,482,769
Alfresa Holdings Corp.	Health Care Providers & Services	42,000	533,495
Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components	48,000	435,454
Amada Co. Ltd.	Machinery	72,000	564,235
Amano Corp.	Electronic Equipment, Instruments & Components	18,000	331,911
[a] ANA Holdings Inc.	Airlines	36,000	763,955
Anritsu Corp.	Electronic Equipment, Instruments & Components	30,000	291,485
Aozora Bank Ltd.	Banks	30,000	590,019
Ariake Japan Co. Ltd.	Food Products	6,000	198,492
AS One Corp.	Health Care Providers & Services	6,000	261,927
Asahi Group Holdings Ltd.	Beverages	114,000	3,558,801
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	48,000	787,237
Asahi Kasei Corp.	Chemicals	294,000	2,097,629
Asics Corp.	Textiles, Apparel & Luxury Goods	42,000	927,568
ASKUL Corp.	Internet & Direct Marketing Retail	12,000	155,428
Astellas Pharma Inc.	Pharmaceuticals	438,000	6,660,707
Azbil Corp.	Electronic Equipment, Instruments & Components	30,000	755,997
AZ-COM MARUWA Holdings Inc.	Air Freight & Logistics	6,000	71,621
Bandai Namco Holdings Inc.	Leisure Products	45,680	2,878,347
BayCurrent Consulting Inc.	Professional Services	30,000	935,617
Benefit One Inc.	Professional Services	12,000	175,801
Benesse Holdings Inc.	Diversified Consumer Services	18,000	273,659
BIC Camera Inc.	Specialty Retail	36,000	349,782
BIPROGY Inc.	IT Services	18,000	456,326
Bridgestone Corp.	Auto Components	132,000	4,692,955
Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	54,000	821,388
Calbee Inc.	Food Products	18,000	408,170
CANON Inc.	Technology Hardware, Storage & Peripherals	234,000	5,064,133
Canon Marketing Japan Inc.	Electronic Equipment, Instruments & Components	12,000	271,841
Capcom Co. Ltd.	Entertainment	42,000	1,340,104
Casio Computer Co. Ltd.	Household Durables	54,000	549,638
Central Japan Railway Co.	Road & Rail	43,100	5,293,384
Chubu Electric Power Co. Inc.	Electric Utilities	168,000	1,734,177
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	154,260	3,937,608
Chugin Financial Group Inc.	Banks	42,000	304,309
Coca-Cola Bottlers Japan Holdings Inc.	Beverages	36,000	392,072
COMSYS Holdings Corp.	Construction & Engineering	24,000	421,085
Concordia Financial Group Ltd.	Banks	264,000	1,100,459
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	18,000	476,107
Cosmos Pharmaceutical Corp.	Food & Staples Retailing	4,340	438,786
Credit Saison Co. Ltd.	Consumer Finance	36,000	464,102
CyberAgent Inc.	Media	102,000	902,922
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	60,000	1,205,048
Daicel Corp.	Chemicals	60,000	434,272
Daido Steel Co. Ltd.	Metals & Mining	8,200	268,165

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Daifuku Co. Ltd.	Machinery	24,000	1,124,105
Dai-ichi Life Holdings Inc.	Insurance	234,000	5,309,758
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	450,000	14,494,676
Daiichikosho Co. Ltd.	Entertainment	12,000	361,969
Daikin Industries Ltd.	Building Products	63,480	9,718,413
Daio Paper Corp.	Paper & Forest Products	18,000	138,058
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	15,430	1,583,404
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	156,000	3,593,043
Daiwa House REIT Investment Corp.	Equity Real Estate Investment Trusts (REITs)	480	1,067,354
Daiwa Office Investment Corp.	Equity Real Estate Investment Trusts (REITs)	60	291,030
Daiwa Securities Group Inc.	Capital Markets	348,000	1,537,641
Daiwa Securities Living Investments Corp.	Equity Real Estate Investment Trusts (REITs)	480	417,992
DeNA Co. Ltd.	Entertainment	24,000	321,225
Denka Co. Ltd.	Chemicals	18,000	412,672
Denso Corp.	Auto Components	108,000	5,349,865
Dentsu Group Inc.	Media	48,000	1,507,901
Descente Ltd.	Textiles, Apparel & Luxury Goods	12,000	293,759
DIC Corp.	Chemicals	18,000	317,314
Disco Corp.	Semiconductors & Semiconductor Equipment	6,624	1,895,153
DMG Mori Co. Ltd.	Machinery	24,000	319,224
Dowa Holdings Co. Ltd.	Metals & Mining	12,000	377,430
East Japan Railway Co.	Road & Rail	85,720	4,885,478
EBARA Corp.	Machinery	24,000	858,540
Eisai Co. Ltd.	Pharmaceuticals	62,420	4,117,653
Electric Power Development Co. Ltd.	Independent Power Producers & Energy Traders	42,000	667,187
ENEOS Holdings Inc.	Oil, Gas & Consumable Fuels	678,000	2,302,050
EXEO Group Inc.	Construction & Engineering	24,000	408,898
Ezaki Glico Co. Ltd.	Food Products	12,000	329,228
Fancl Corp.	Personal Products	18,000	366,698
FANUC Corp.	Machinery	45,800	6,885,013
Fast Retailing Co. Ltd.	Specialty Retail	12,176	7,431,379
Food & Life Companies Ltd.	Hotels, Restaurants & Leisure	24,000	472,561
FP Corp.	Containers & Packaging	12,000	344,689
Frontier Real Estate Investment Corp.	Equity Real Estate Investment Trusts (REITs)	120	465,649
Fuji Electric Co. Ltd.	Electrical Equipment	30,000	1,143,658
Fuji Kyuko Co. Ltd.	Hotels, Restaurants & Leisure	6,000	217,363
Fuji Media Holdings Inc.	Media	12,000	97,677
Fuji Oil Holdings Inc.	Food Products	12,000	185,350
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	84,000	4,217,666
Fujitsu General Ltd.	Household Durables	12,000	287,847
Fujitsu Ltd.	IT Services	44,460	5,935,525
Fukuoka Financial Group Inc.	Banks	36,000	819,887
Furukawa Electric Co. Ltd.	Electrical Equipment	12,000	225,003
Fuyo General Lease Co. Ltd.	Diversified Financial Services	6,000	391,982
GLP J-Reit	Equity Real Estate Investment Trusts (REITs)	1,080	1,238,425
GMO internet Inc.	IT Services	12,000	224,275
GMO Payment Gateway Inc.	IT Services	9,220	763,063
Goldwin Inc.	Textiles, Apparel & Luxury Goods	8,080	584,819
GS Yuasa Corp.	Electrical Equipment	18,000	289,211
[a] GungHo Online Entertainment Inc.	Entertainment	6,000	96,949
H.U. Group Holdings Inc.	Health Care Providers & Services	12,000	262,018
Hachijuni Bank Ltd.	Banks	108,000	449,369
Hakuhodo DY Holdings Inc.	Media	60,000	604,797
Hamamatsu Photonics K.K.	Electronic Equipment, Instruments & Components	30,000	1,436,962
Hankyu Hanshin Holdings Inc.	Road & Rail	54,000	1,604,305
Haseko Corp.	Household Durables	60,000	669,825
Heiwa Corp.	Leisure Products	12,000	226,003
Hikari Tsushin Inc.	Specialty Retail	5,400	762,045
[a] Hino Motors Ltd.	Machinery	66,000	251,605
Hirogin Holdings Inc.	Banks	72,000	360,696
Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	7,560	951,124
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	18,000	535,450
Hitachi Construction Machinery Co. Ltd.	Machinery	24,000	538,224
Hitachi Ltd.	Industrial Conglomerates	216,000	10,953,473
Honda Motor Co. Ltd.	Automobiles	408,000	9,375,543

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

HORIBA Ltd.	Electronic Equipment, Instruments & Components	8,700	377,817
Hoshizaki Corp.	Machinery	30,000	1,058,396
House Foods Group Inc.	Food Products	18,000	378,976
Hoya Corp.	Health Care Equipment & Supplies	83,700	8,059,483
Hulic Co. Ltd.	Real Estate Management & Development	102,000	803,971
Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	24,000	870,363
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	54,000	1,256,433
IHI Corp.	Machinery	30,000	874,228
Iida Group Holdings Co. Ltd.	Household Durables	36,000	545,955
Industrial & Infrastructure Fund Investment Corp.	Equity Real Estate Investment Trusts (REITs)	480	552,230
Information Services International-Dentsu Ltd.	IT Services	6,000	178,483
INFRONEER Holdings Inc.	Construction & Engineering	54,000	409,671
Inpex Corp.	Oil, Gas & Consumable Fuels	228,000	2,412,278
Internet Initiative Japan Inc.	Diversified Telecommunication Services	24,000	445,640
Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	84,000	914,836
Isuzu Motors Ltd.	Automobiles	120,000	1,406,950
Ito En Ltd.	Beverages	12,000	435,636
ITOCHU Corp.	Trading Companies & Distributors	318,000	9,992,254
Itochu Techno-Solutions Corp.	IT Services	24,000	558,414
Itoham Yonekyu Holdings Inc.	Food Products	30,000	159,385
Iwatani Corp.	Oil, Gas & Consumable Fuels	12,000	526,583
Iyogin Holdings Inc.	Banks	66,000	357,649
Izumi Co. Ltd.	Multiline Retail	12,000	271,750
J Front Retailing Co. Ltd.	Multiline Retail	60,000	546,137
[a] Japan Airlines Co. Ltd.	Airlines	36,000	735,306
[a] Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	12,000	593,884
Japan Aviatn Elect	Electronic Equipment, Instruments & Components	12,000	191,807
Japan Exchange Group Inc.	Capital Markets	126,000	1,812,005
Japan Hotel REIT Investment Corp.	Equity Real Estate Investment Trusts (REITs)	1,080	634,355
Japan Logistics Fund Inc.	Equity Real Estate Investment Trusts (REITs)	240	570,238
Japan Metropolitan Fund Invest	Equity Real Estate Investment Trusts (REITs)	1,620	1,285,490
Japan Post Bank Co. Ltd.	Banks	96,000	820,706
Japan Post Holdings Co. Ltd.	Insurance	510,000	4,288,491
Japan Post Insurance Co. Ltd.	Insurance	48,000	844,352
Japan Prime Realty Investment Corp.	Equity Real Estate Investment Trusts (REITs)	240	673,917
Japan Real Estate Investment Corp.	Equity Real Estate Investment Trusts (REITs)	300	1,311,910
Japan Tobacco Inc.	Tobacco	282,000	5,687,233
JCR Pharmaceuticals Co. Ltd.	Pharmaceuticals	12,000	152,882
Jeol Ltd.	Health Care Equipment & Supplies	12,000	326,500
JFE Holdings Inc.	Metals & Mining	126,000	1,466,793
JGC Holdings Corp.	Construction & Engineering	54,000	686,741
JMDC Inc.	Health Care Technology	6,000	171,890
JSR Corp.	Chemicals	42,000	823,798
JTEKT Corp.	Auto Components	54,000	380,204
Justsystems Corp.	Software	6,000	128,099
Kadokawa Corp.	Media	24,000	436,546
Kagome Co. Ltd.	Food Products	18,000	416,765
Kajima Corp.	Construction & Engineering	108,000	1,257,251
Kakaku.com Inc.	Interactive Media & Services	30,000	480,200
Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	6,000	176,892
Kamigumi Co. Ltd.	Transportation Infrastructure	24,000	488,749
Kandenko Co. Ltd.	Construction & Engineering	24,000	156,611
Kaneka Corp.	Chemicals	12,000	299,216
Kansai Paint Co. Ltd.	Chemicals	42,000	515,351
Kao Corp.	Personal Products	108,000	4,301,338
Katitas Co. Ltd.	Real Estate Management & Development	12,000	274,660
Kawasaki Heavy Industries Ltd.	Machinery	36,000	843,079
Kawasaki Kisen Kaisha Ltd.	Marine	54,000	1,140,612
KDDI Corp.	Wireless Telecommunication Services	384,000	11,588,829
Keihan Holdings Co. Ltd.	Industrial Conglomerates	24,000	627,534
Keikyu Corp.	Road & Rail	60,000	632,536
Keio Corp.	Road & Rail	27,120	994,815
Keisei Electric Railway Co. Ltd.	Road & Rail	36,000	1,024,518
Kenedix Office Investment Corp.	Equity Real Estate Investment Trusts (REITs)	170	412,293
Kewpie Corp.	Food Products	24,000	434,727

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Keyence Corp.	Electronic Equipment, Instruments & Components	46,727	18,209,878
Kikkoman Corp.	Food Products	42,000	2,209,102
Kinden Corp.	Construction & Engineering	30,000	326,954
Kintetsu Group Holdings Co. Ltd.	Road & Rail	42,000	1,386,259
Kirin Holdings Co. Ltd.	Beverages	180,000	2,743,416
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	14,080	963,601
Kobe Bussan Co. Ltd.	Food & Staples Retailing	36,000	1,034,067
Kobe Steel Ltd.	Metals & Mining	78,000	379,522
Koei Tecmo Holdings Co. Ltd.	Entertainment	36,000	652,636
Koito Manufacturing Co. Ltd.	Auto Components	55,040	828,864
Kokuyo Co. Ltd.	Commercial Services & Supplies	24,000	337,959
Komatsu Ltd.	Machinery	222,000	4,838,925
Konami Holdings Corp.	Entertainment	24,000	1,085,907
Konica Minolta Inc.	Technology Hardware, Storage & Peripherals	108,000	431,362
Kose Corp.	Personal Products	6,780	740,972
Kotobuki Spirits Co. Ltd.	Food Products	6,000	351,510
K’s Holdings Corp.	Specialty Retail	36,000	307,765
Kubota Corp.	Machinery	258,000	3,552,889
Kuraray Co. Ltd.	Chemicals	78,000	625,442
Kurita Water Industries Ltd.	Machinery	24,000	993,141
Kusuri no Aoki Holdings Co. Ltd.	Food & Staples Retailing	3,420	199,065
Kyocera Corp.	Electronic Equipment, Instruments & Components	72,700	3,610,068
Kyowa Kirin Co. Ltd.	Pharmaceuticals	60,000	1,373,299
Kyudenko Corp.	Construction & Engineering	12,000	296,942
Kyushu Electric Power Co. Inc.	Electric Utilities	108,000	608,981
Kyushu Financial Group Inc.	Banks	90,000	309,674
Kyushu Railway Co.	Road & Rail	36,000	797,241
LaSalle Logiport REIT	Equity Real Estate Investment Trusts (REITs)	420	509,621
Lasertec Corp.	Semiconductors & Semiconductor Equipment	18,000	2,966,463
Lawson Inc.	Food & Staples Retailing	12,000	457,463
LINTEC Corp.	Chemicals	12,000	195,263
Lion Corp.	Household Products	60,000	688,469
Lixil Corp.	Building Products	60,000	909,925
M3 Inc.	Health Care Technology	99,972	2,710,977
Mabuchi Motor Co. Ltd.	Electrical Equipment	12,000	339,687
Makita Corp.	Machinery	60,000	1,400,584
Mani Inc.	Health Care Equipment & Supplies	12,000	184,622
Marubeni Corp.	Trading Companies & Distributors	372,000	4,271,325
Marui Group Co. Ltd.	Multiline Retail	48,000	793,421
Maruichi Steel Tube Ltd.	Metals & Mining	12,000	245,830
Matsui Securities Co. Ltd.	Capital Markets	24,000	142,787
MatsukiyoCocokara & Co.	Food & Staples Retailing	30,000	1,500,625
Mazda Motor Corp.	Automobiles	138,000	1,051,120
Mebuki Financial Group Inc.	Banks	240,000	607,526
Medipal Holdings Corp.	Health Care Providers & Services	36,000	475,016
MEIJI Holdings Co. Ltd.	Food Products	30,000	1,532,457
Menicon Co. Ltd.	Health Care Equipment & Supplies	12,000	252,651
Minebea Mitsumi Inc.	Machinery	102,000	1,523,680
MISUMI Group Inc.	Machinery	66,000	1,440,100
Mitsubishi Chemical Group Corp.	Chemicals	306,000	1,587,921
Mitsubishi Corp.	Trading Companies & Distributors	282,000	9,153,860
Mitsubishi Electric Corp.	Electrical Equipment	468,000	4,658,896
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	270,000	3,501,232
Mitsubishi Gas Chemical Co. Inc.	Chemicals	42,000	580,287
Mitsubishi HC Capital Inc.	Diversified Financial Services	150,660	741,054
Mitsubishi Heavy Industries Ltd.	Machinery	66,000	2,618,091
Mitsubishi Logistics Corp.	Transportation Infrastructure	12,000	275,569
Mitsubishi Materials Corp.	Metals & Mining	30,000	473,834
[a] Mitsubishi Motors Corp.	Automobiles	150,000	579,787
Mitsubishi UFJ Lease & finance Co. Ltd.	Banks	2,820,000	19,000,189
Mitsui & Co. Ltd.	Trading Companies & Distributors	360,000	10,512,562
Mitsui Chemicals Inc.	Chemicals	42,000	946,985
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	216,000	3,956,740
Mitsui Fudosan Logistics Park Inc.	Equity Real Estate Investment Trusts (REITs)	120	437,455
Mitsui High-Tec Inc.	Semiconductors & Semiconductor Equipment	6,000	278,753

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Mitsui Mining & Smelting Co. Ltd.	Metals & Mining	12,000	280,571
Mitsui OSK Lines Ltd.	Marine	78,000	1,944,901
Miura Co. Ltd.	Machinery	24,000	552,958
Mizuho Financial Group Inc.	Banks	606,000	8,524,279
[a] Money Forward Inc.	Software	12,000	370,154
MonotaRO Co. Ltd.	Trading Companies & Distributors	56,080	789,272
Mori Hills REIT Investment Corp.	Equity Real Estate Investment Trusts (REITs)	360	429,452
Morinaga & Co. Ltd.	Food Products	12,000	356,967
Morinaga Milk Industry Co. Ltd.	Food Products	6,000	227,140
MS&AD Insurance Group Holdings Inc.	Insurance	109,660	3,510,583
Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	132,000	6,590,746
Nabtesco Corp.	Machinery	30,000	765,092
Nagase & Co. Ltd.	Trading Companies & Distributors	24,000	364,152
Nagoya Railroad Co. Ltd.	Road & Rail	48,000	792,694
Nankai Electric Railway Co. Ltd.	Road & Rail	24,000	518,580
NEC Corp.	IT Services	66,000	2,318,466
NEC Networks & System Integration Corp.	IT Services	18,000	225,367
NET One Systems Co. Ltd.	IT Services	18,000	467,922
Nexon Co. Ltd.	Entertainment	96,000	2,155,080
NGK Insulators Ltd.	Machinery	60,000	763,045
NGK Spark Plug Co. Ltd.	Auto Components	48,000	887,279
NH Foods Ltd.	Food Products	24,000	668,460
NHK Spring Co. Ltd.	Auto Components	36,000	230,823
Nichirei Corp.	Food Products	24,000	523,309
Nidec Corp.	Electrical Equipment	108,650	5,631,569
Nifco Inc.	Auto Components	18,000	422,903
Nihon Kohden Corp.	Health Care Equipment & Supplies	18,000	437,228
Nihon M&A Center Holdings Inc.	Professional Services	62,060	766,196
Nikon Corp.	Household Durables	78,000	695,199
Nintendo Co. Ltd.	Entertainment	252,000	10,565,493
Nippon Accommodations Fund Inc.	Equity Real Estate Investment Trusts (REITs)	120	548,410
Nippon Building Fund Inc.	Equity Real Estate Investment Trusts (REITs)	360	1,604,305
Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	18,000	319,770
Nippon Express Co. Ltd.	Road & Rail	18,000	1,028,610
Nippon Kayaku Co. Ltd.	Chemicals	42,000	362,878
Nippon Paint Holdings Co. Ltd.	Chemicals	246,000	1,937,125
Nippon Prologis REIT Inc.	Equity Real Estate Investment Trusts (REITs)	540	1,262,572
Nippon Sanso Holdings Corp.	Chemicals	36,000	522,763
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	12,000	680,283
Nippon Shokubai Co. Ltd.	Chemicals	6,000	240,100
Nippon Steel Corp.	Metals & Mining	198,000	3,439,433
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	276,000	7,869,279
Nippon Television Holdings Inc.	Media	6,000	47,383
Nippon Yusen KK	Marine	114,670	2,702,821
Nipro Corp.	Health Care Equipment & Supplies	30,000	235,098
Nishi-Nippon Railroad Co. Ltd.	Road & Rail	18,000	337,095
Nissan Chemical Corp.	Chemicals	31,760	1,391,283
Nissan Motor Co. Ltd.	Automobiles	468,000	1,482,972
Nisshin Seifun Group Inc.	Food Products	60,000	751,677
Nissin Foods Holdings Co. Ltd.	Food Products	18,000	1,421,501
Nitori Holdings Co. Ltd.	Specialty Retail	18,000	2,325,969
Nitto Denko Corp.	Chemicals	36,000	2,087,233
Noevir Holdings Co. Ltd.	Personal Products	6,000	263,292
NOF Corp.	Chemicals	18,000	720,300
NOK Corp.	Auto Components	30,000	266,929
Nomura Holdings Inc.	Capital Markets	720,000	2,666,202
Nomura Real Estate Holdings Inc.	Real Estate Management & Development	24,000	514,760
Nomura Real Estate Master Fund Inc.	Equity Real Estate Investment Trusts (REITs)	1,080	1,334,192
Nomura Research Institute Ltd.	IT Services	102,000	2,408,049
NS Solutions Corp.	IT Services	6,000	145,515
NSK Ltd.	Machinery	108,000	573,785
NTT Data Corp.	IT Services	150,000	2,196,370
Obayashi Corp.	Construction & Engineering	162,000	1,225,329
OBIC Business Consultants Co. Ltd.	Software	6,000	195,309
OBIC Co. Ltd.	IT Services	15,800	2,324,287

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Odakyu Electric Railway Co. Ltd.	Road & Rail	72,000	933,662
Oji Holdings Corp.	Paper & Forest Products	210,000	845,125
OKUMA Corp.	Machinery	6,000	213,725
Olympus Corp.	Health Care Equipment & Supplies	300,000	5,347,683
Omron Corp.	Electronic Equipment, Instruments & Components	43,800	2,126,181
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	102,000	2,383,311
Open House Group Co. Ltd.	Household Durables	18,000	657,547
Oracle Corp. Japan	Software	7,820	504,956
Orient Corp.	Consumer Finance	13,200	116,048
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	44,220	6,421,276
ORIX Corp.	Diversified Financial Services	282,000	4,527,773
Orix JREIT Inc.	Equity Real Estate Investment Trusts (REITs)	660	932,889
Osaka Gas Co. Ltd.	Gas Utilities	96,000	1,549,737
OSG Corp.	Machinery	18,000	247,876
Otsuka Corp.	IT Services	24,000	755,769
Otsuka Holdings Co. Ltd.	Pharmaceuticals	102,000	3,327,978
PALTAC Corp.	Distributors	6,000	210,770
Pan Pacific International Holdings Corp.	Multiline Retail	96,000	1,784,744
Panasonic Holdings Corp.	Household Durables	510,000	4,292,357
[a] Park24 Co. Ltd.	Commercial Services & Supplies	30,000	517,261
Penta-Ocean Construction Co. Ltd.	Construction & Engineering	66,000	309,129
[a] PeptiDream Inc.	Biotechnology	19,700	310,106
Persol Holdings Co. Ltd.	Professional Services	42,000	900,193
Pigeon Corp.	Household Products	24,000	394,346
Pola Orbis Holdings Inc.	Personal Products	18,000	253,742
Rakus Co. Ltd.	Software	24,000	288,120
[a] Rakuten Inc.	Internet & Direct Marketing Retail	192,000	867,270
Recruit Holdings Co. Ltd.	Professional Services	330,000	10,446,853
Relo Group Inc.	Real Estate Management & Development	24,000	386,343
[a] Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	294,000	2,637,076
Rengo Co. Ltd.	Containers & Packaging	48,000	330,319
[a] RENOVA Inc.	Independent Power Producers & Energy Traders	12,000	214,544
Resona Holdings Inc.	Banks	522,000	2,861,119
Resorttrust Inc.	Hotels, Restaurants & Leisure	18,000	320,452
Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	138,000	1,053,212
Rinnai Corp.	Household Durables	8,000	596,006
Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	19,560	1,412,761
Rohto Pharmaceutical Co. Ltd.	Personal Products	48,000	843,988
Ryohin Keikaku Co. Ltd.	Multiline Retail	60,000	712,115
Sankyo Co. Ltd.	Leisure Products	12,000	489,295
Sankyu Inc.	Road & Rail	12,000	439,274
Sanrio Co. Ltd.	Specialty Retail	12,000	434,727
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	84,000	683,739
Sanwa Holdings Corp.	Building Products	48,000	444,185
Sapporo Holdings Ltd.	Beverages	12,000	298,306
Sawai Group Holdings Co. Ltd.	Pharmaceuticals	12,000	375,156
SBI Holdings Inc.	Capital Markets	60,000	1,144,568
SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	9,700	621,941
SCSK Corp.	IT Services	30,000	454,962
Secom Co. Ltd.	Commercial Services & Supplies	48,000	2,744,052
Sega Sammy Holdings Inc.	Leisure Products	42,000	635,674
Seibu Holdings Inc.	Industrial Conglomerates	48,000	524,582
Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	66,000	963,401
Seino Holdings Co. Ltd.	Road & Rail	36,000	319,770
Sekisui Chemical Co. Ltd.	Household Durables	84,000	1,174,580
Sekisui House Ltd.	Household Durables	132,000	2,334,473
Sekisui House Reit Inc.	Equity Real Estate Investment Trusts (REITs)	960	542,772
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	186,000	7,978,779
Seven Bank Ltd.	Banks	156,000	309,765
SG Holdings Co. Ltd.	Air Freight & Logistics	102,000	1,414,680
Sharp Corp.	Household Durables	48,000	343,780
[a] SHIFT Inc.	IT Services	2,600	459,919
Shikoku Electric Power Co. Inc.	Electric Utilities	36,000	208,723
Shimadzu Corp.	Electronic Equipment, Instruments & Components	66,000	1,873,281
Shimamura Co. Ltd.	Specialty Retail	6,000	595,703

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

SHIMANO Inc.	Leisure Products	17,988	2,852,014
Shimizu Corp.	Construction & Engineering	126,000	672,280
Shin-Etsu Chemical Co. Ltd.	Chemicals	92,980	11,433,556
Shinko Electric Industries Co. Ltd.	Semiconductors & Semiconductor Equipment	18,000	462,465
Shinsei Bank Ltd.	Banks	12,000	195,354
Shionogi & Co. Ltd.	Pharmaceuticals	66,000	3,294,373
Ship Healthcare Holdings Inc.	Health Care Providers & Services	18,000	366,698
Shiseido Co. Ltd.	Personal Products	91,900	4,507,067
Shizuoka Financial Group Inc.	Banks	120,000	959,491
SHO-BOND Holdings Co. Ltd.	Construction & Engineering	12,000	511,122
[a] Shochiku Co. Ltd.	Entertainment	1,820	161,110
Showa Denko KK	Chemicals	42,000	642,995
[a] Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	54,000	624,942
SMC Corp.	Machinery	13,346	5,621,817
SMS Co. Ltd.	Professional Services	12,000	305,127
SoftBank Corp.	Wireless Telecommunication Services	654,000	7,375,437
SoftBank Group Corp.	Wireless Telecommunication Services	234,000	10,009,443
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	18,000	490,432
Sojitz Corp.	Trading Companies & Distributors	56,220	1,070,756
Sompo Holdings Inc.	Insurance	72,000	3,197,696
Sony Corp.	Household Durables	294,000	22,359,998
Sotetsu Holdings Inc.	Road & Rail	18,000	303,399
Square Enix Holdings Co. Ltd.	Entertainment	18,000	836,258
Stanley Electric Co. Ltd.	Auto Components	36,000	690,015
Subaru Corp.	Automobiles	144,000	2,212,740
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	8,120	361,244
Sumco Corp.	Semiconductors & Semiconductor Equipment	78,000	1,038,660
Sumitomo Bakelite Co. Ltd.	Chemicals	6,000	178,029
Sumitomo Chemical Co. Ltd.	Chemicals	360,000	1,293,266
Sumitomo Corp.	Trading Companies & Distributors	270,000	4,493,691
Sumitomo Electric Industries Ltd.	Auto Components	180,000	2,052,446
Sumitomo Forestry Co. Ltd.	Household Durables	30,000	530,448
Sumitomo Heavy Industries Ltd.	Machinery	30,000	601,160
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	60,000	2,124,067
Sumitomo Mitsui Financial Group Inc.	Banks	312,000	12,523,036
Sumitomo Mitsui Trust Holdings Inc.	Banks	84,000	2,920,853
Sumitomo Pharma Co. Ltd.	Pharmaceuticals	42,000	317,996
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	96,000	2,270,764
Sumitomo Rubber Industries Ltd.	Auto Components	42,000	366,698
Sundrug Co. Ltd.	Food & Staples Retailing	15,640	464,062
Suntory Beverage & Food Ltd.	Beverages	30,000	1,023,154
Suzuken Co. Ltd.	Health Care Providers & Services	18,000	487,021
Suzuki Motor Corp.	Automobiles	108,000	3,495,911
Sysmex Corp.	Health Care Equipment & Supplies	44,740	2,711,967
T&D Holdings Inc.	Insurance	120,000	1,729,812
Taiheiyo Cement Corp.	Construction Materials	30,000	467,695
Taisei Corp.	Construction & Engineering	42,000	1,352,836
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	9,640	423,752
Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	30,000	870,817
Takara Bio Inc.	Biotechnology	12,000	156,702
Takara Holdings Inc.	Beverages	42,000	332,639
Takashimaya Co. Ltd.	Multiline Retail	30,000	419,038
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	360,000	11,216,492
TBS Holdings Inc.	Media	6,000	69,665
TDK Corp.	Electronic Equipment, Instruments & Components	86,200	2,832,066
TechnoPro Holdings Inc.	Professional Services	25,160	672,166
Teijin Ltd.	Chemicals	42,000	409,989
Terumo Corp.	Health Care Equipment & Supplies	156,000	4,428,936
The Bank of Kyoto Ltd.	Banks	18,000	799,424
The Chiba Bank Ltd.	Banks	144,000	1,049,892
The Chugoku Electric Power Co. Inc.	Electric Utilities	72,000	368,335
The Japan Steel Works Ltd.	Machinery	18,000	355,921
The Kansai Electric Power Co. Inc.	Electric Utilities	174,000	1,686,657
THK Co. Ltd.	Machinery	30,000	571,829
TIS Inc.	IT Services	54,000	1,424,230

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Tobu Railway Co. Ltd.	Road & Rail	48,000	1,120,467
Toda Corp.	Construction & Engineering	54,000	290,576
Toho Co. Ltd.	Entertainment	24,000	924,021
Toho Gas Co. Ltd.	Gas Utilities	19,600	373,892
Tohoku Electric Power Co. Inc.	Electric Utilities	114,000	597,021
Tokai Carbon Co. Ltd.	Chemicals	48,000	390,344
Tokio Marine Holdings Inc.	Insurance	450,000	9,643,223
Tokyo Century Corp.	Diversified Financial Services	14,410	489,271
[a] Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	372,000	1,342,014
Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	35,425	10,438,622
Tokyo Gas Co. Ltd.	Gas Utilities	102,000	1,998,333
Tokyo Ohka Kogyo Co. Ltd.	Chemicals	8,600	390,420
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	48,000	581,697
Tokyu Corp.	Road & Rail	120,000	1,512,448
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	144,000	685,376
TOPPAN Inc.	Commercial Services & Supplies	66,000	977,407
Toray Industries Inc.	Chemicals	366,000	2,043,242
Toshiba Corp.	Industrial Conglomerates	102,000	3,558,346
Toshiba TEC Corp.	Technology Hardware, Storage & Peripherals	6,000	163,932
Tosoh Corp.	Chemicals	66,000	785,327
TOTO Ltd.	Building Products	36,000	1,227,784
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	36,000	442,548
Toyo Suisan Kaisha Ltd.	Food Products	24,000	927,659
Toyo Tire Corp.	Auto Components	24,000	272,295
Toyoda Gosei Co. Ltd.	Auto Components	18,000	280,071
Toyota Boshoku Corp.	Auto Components	12,000	160,612
Toyota Industries Corp.	Auto Components	36,000	1,975,369
Toyota Motor Corp.	Automobiles	2,910,000	39,974,042
Toyota Tsusho Corp.	Trading Companies & Distributors	54,000	1,999,242
[a] Trend Micro Inc.	Software	30,000	1,396,036
TS TECH Co. Ltd.	Auto Components	24,000	275,569
Tsumura & Co.	Pharmaceuticals	18,000	395,347
Tsuruha Holdings Inc.	Food & Staples Retailing	8,250	637,766
Ube Industries Ltd	Chemicals	24,000	352,511
Ulvac Inc.	Semiconductors & Semiconductor Equipment	12,000	505,665
Unicharm Corp.	Household Products	96,000	3,687,355
United Urban Investment Corp.	Equity Real Estate Investment Trusts (REITs)	720	821,797
Ushio Inc.	Electrical Equipment	30,000	369,927
USS Co. Ltd.	Specialty Retail	48,000	762,136
Welcia Holdings Co. Ltd.	Food & Staples Retailing	24,000	559,324
West Japan Railway Co.	Road & Rail	54,000	2,344,659
Yakult Honsha Co. Ltd.	Food Products	30,000	1,946,265
Yamada Holdings Co. Ltd.	Specialty Retail	156,000	552,139
Yamaguchi Financial Group Inc.	Banks	48,000	313,221
Yamaha Corp.	Leisure Products	36,000	1,342,377
Yamaha Motor Co. Ltd.	Automobiles	72,000	1,642,503
Yamato Holdings Co. Ltd.	Air Freight & Logistics	78,000	1,233,741
Yamato Kogyo Co. Ltd.	Metals & Mining	6,000	204,858
Yamazaki Baking Co. Ltd.	Food Products	30,000	357,876
Yaoko Co. Ltd.	Food & Staples Retailing	6,000	308,310
YASKAWA Electric Corp.	Machinery	60,000	1,921,255
Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	60,000	957,217
Yokohama Rubber Co. Ltd.	Auto Components	30,000	467,922
Z Holdings Corp.	Interactive Media & Services	630,000	1,585,206
Zenkoku Hosho Co. Ltd.	Diversified Financial Services	12,000	459,282
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	24,000	602,069
Zeon Corp.	Chemicals	36,000	364,516
Zozo Inc.	Internet & Direct Marketing Retail	24,000	592,974

Total Investments before Short-Term
Investments (Cost $1,012,613,050)			868,422,565

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Short-Term Investments 0.0%†
Money Market Funds 0.0%†
United States 0.0%†
[b,c] Institutional Fiduciary Trust Portfolio, 3.84%	Money Market Funds	207,041	207,041
Total Short-Term Investments
(Cost $207,041)			207,041
Total Investments (Cost $1,012,820,091)
99.7%			868,629,606
Other Assets, less Liabilities 0.3%			2,557,019
Net Assets 100.0%			$871,186,625

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]See Note 3 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.

At December 31, 2022, the Fund had the following futures contracts outstanding.
Futures Contracts
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
Nikkei 225 Mini	Long	12	$2,371,897	3/09/23	$(85,359)
*As of period end.

Abbreviations

Selected Portfolio

REIT – Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin FTSE Japan Hedged ETF	Industry	Shares	Value
Common Stocks 100.2%
Japan 100.2%
ABC-Mart Inc.	Specialty Retail	195	$11,040
Acom Co. Ltd.	Consumer Finance	2,675	6,406
Activia Properties Inc.	Equity Real Estate Investment Trusts (REITs)	5	15,650
Advance Residence Investment	Equity Real Estate Investment Trusts (REITs)	9	23,123
Advantest Corp.	Semiconductors & Semiconductor Equipment	1,250	80,337
AEON Co. Ltd.	Food & Staples Retailing	4,750	100,188
AEON Financial Service Co. Ltd.	Consumer Finance	825	8,754
AEON Mall Co. Ltd.	Real Estate Management & Development	800	10,338
AEON REIT Investment Corp.	Equity Real Estate Investment Trusts (REITs)	12	14,051
AGC Inc.	Building Products	1,270	42,303
Aica Kogyo Co. Ltd.	Building Products	365	8,659
AIN Holdings Inc.	Food & Staples Retailing	195	8,926
Air Water Inc.	Chemicals	1,225	14,251
Aisin Corp.	Auto Components	1,170	31,302
Ajinomoto Co. Inc.	Food Products	3,285	100,359
Alfresa Holdings Corp.	Health Care Providers & Services	1,175	14,925
Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components	1,440	13,064
Amada Co. Ltd.	Machinery	2,225	17,436
Amano Corp.	Electronic Equipment, Instruments & Components	500	9,220
[a] ANA Holdings Inc.	Airlines	1,075	22,813
Anritsu Corp.	Electronic Equipment, Instruments & Components	941	9,143
Aozora Bank Ltd.	Banks	800	15,734
Ariake Japan Co. Ltd.	Food Products	120	3,970
AS One Corp.	Health Care Providers & Services	185	8,076
Asahi Group Holdings Ltd.	Beverages	3,340	104,267
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	1,300	21,321
Asahi Kasei Corp.	Chemicals	8,375	59,754
Asics Corp.	Textiles, Apparel & Luxury Goods	1,200	26,502
ASKUL Corp.	Internet & Direct Marketing Retail	240	3,109
Astellas Pharma Inc.	Pharmaceuticals	12,425	188,948
Azbil Corp.	Electronic Equipment, Instruments & Components	890	22,428
AZ-COM MARUWA Holdings Inc.	Air Freight & Logistics	250	2,984
Bandai Namco Holdings Inc.	Leisure Products	1,288	81,158
BayCurrent Consulting Inc.	Professional Services	920	28,692
Benefit One Inc.	Professional Services	465	6,812
Benesse Holdings Inc.	Diversified Consumer Services	525	7,982
BIC Camera Inc.	Specialty Retail	850	8,259
BIPROGY Inc.	IT Services	415	10,521
Bridgestone Corp.	Auto Components	3,805	135,278
Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	1,500	22,816
Calbee Inc.	Food Products	425	9,637
CANON Inc.	Technology Hardware, Storage & Peripherals	6,525	141,211
Canon Marketing Japan Inc.	Electronic Equipment, Instruments & Components	265	6,003
Capcom Co. Ltd.	Entertainment	1,160	37,012
Casio Computer Co. Ltd.	Household Durables	1,475	15,013
Central Japan Railway Co.	Road & Rail	1,212	148,853
Chubu Electric Power Co. Inc.	Electric Utilities	4,765	49,187
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	4,440	113,335
Chugin Financial Group Inc.	Banks	1,050	7,608
Coca-Cola Bottlers Japan Holdings Inc.	Beverages	925	10,074
COMSYS Holdings Corp.	Construction & Engineering	720	12,633
Concordia Financial Group Ltd.	Banks	7,375	30,742
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	450	11,903
Cosmos Pharmaceutical Corp.	Food & Staples Retailing	121	12,233
Credit Saison Co. Ltd.	Consumer Finance	1,050	13,536
CyberAgent Inc.	Media	2,805	24,830
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	1,740	34,946
Daicel Corp.	Chemicals	1,650	11,942
Daido Steel Co. Ltd.	Metals & Mining	235	7,685

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Daifuku Co. Ltd.	Machinery	676	31,662
Dai-ichi Life Holdings Inc.	Insurance	6,625	150,330
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	12,725	409,877
Daiichikosho Co. Ltd.	Entertainment	225	6,787
Daikin Industries Ltd.	Building Products	1,785	273,273
Daio Paper Corp.	Paper & Forest Products	625	4,794
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	400	41,047
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	4,390	101,112
Daiwa House REIT Investment Corp.	Equity Real Estate Investment Trusts (REITs)	14	31,131
Daiwa Office Investment Corp.	Equity Real Estate Investment Trusts (REITs)	2	9,701
Daiwa Securities Group Inc.	Capital Markets	9,775	43,191
Daiwa Securities Living Investments Corp.	Equity Real Estate Investment Trusts (REITs)	15	13,062
DeNA Co. Ltd.	Entertainment	595	7,964
Denka Co. Ltd.	Chemicals	530	12,151
Denso Corp.	Auto Components	3,000	148,607
Dentsu Group Inc.	Media	1,375	43,195
Descente Ltd.	Textiles, Apparel & Luxury Goods	275	6,732
DIC Corp.	Chemicals	550	9,696
Disco Corp.	Semiconductors & Semiconductor Equipment	202	57,793
DMG Mori Co. Ltd.	Machinery	720	9,577
Dowa Holdings Co. Ltd.	Metals & Mining	265	8,335
East Japan Railway Co.	Road & Rail	2,425	138,209
EBARA Corp.	Machinery	550	19,675
Eisai Co. Ltd.	Pharmaceuticals	1,825	120,390
Electric Power Development Co. Ltd.	Independent Power Producers & Energy Traders	1,100	17,474
ENEOS Holdings Inc.	Oil, Gas & Consumable Fuels	19,225	65,276
EXEO Group Inc.	Construction & Engineering	695	11,841
Ezaki Glico Co. Ltd.	Food Products	365	10,014
Fancl Corp.	Personal Products	440	8,964
FANUC Corp.	Machinery	1,300	195,426
Fast Retailing Co. Ltd.	Specialty Retail	349	213,005
Food & Life Companies Ltd.	Hotels, Restaurants & Leisure	625	12,306
FP Corp.	Containers & Packaging	265	7,612
Frontier Real Estate Investment Corp.	Equity Real Estate Investment Trusts (REITs)	3	11,641
Fuji Electric Co. Ltd.	Electrical Equipment	790	30,116
Fuji Kyuko Co. Ltd.	Hotels, Restaurants & Leisure	150	5,434
Fuji Media Holdings Inc.	Media	340	2,768
Fuji Oil Holdings Inc.	Food Products	340	5,252
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	2,395	120,254
Fujitsu General Ltd.	Household Durables	365	8,755
Fujitsu Ltd.	IT Services	1,255	167,546
Fukuoka Financial Group Inc.	Banks	1,075	24,483
Furukawa Electric Co. Ltd.	Electrical Equipment	415	7,781
Fuyo General Lease Co. Ltd.	Diversified Financial Services	150	9,800
GLP J-Reit	Equity Real Estate Investment Trusts (REITs)	30	34,401
GMO internet Inc.	IT Services	400	7,476
GMO Payment Gateway Inc.	IT Services	325	26,898
Goldwin Inc.	Textiles, Apparel & Luxury Goods	245	17,733
GS Yuasa Corp.	Electrical Equipment	525	8,435
[a] GungHo Online Entertainment Inc.	Entertainment	250	4,040
H.U. Group Holdings Inc.	Health Care Providers & Services	365	7,970
Hachijuni Bank Ltd.	Banks	2,875	11,962
Hakuhodo DY Holdings Inc.	Media	1,550	15,624
Hamamatsu Photonics K.K.	Electronic Equipment, Instruments & Components	890	42,630
Hankyu Hanshin Holdings Inc.	Road & Rail	1,475	43,821
Haseko Corp.	Household Durables	1,750	19,537
Heiwa Corp.	Leisure Products	365	6,874
Hikari Tsushin Inc.	Specialty Retail	165	23,285
[a] Hino Motors Ltd.	Machinery	1,950	7,434
Hirogin Holdings Inc.	Banks	2,050	10,270
Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	202	25,414
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	425	12,643
Hitachi Construction Machinery Co. Ltd.	Machinery	720	16,147
Hitachi Ltd.	Industrial Conglomerates	6,125	310,602
Honda Motor Co. Ltd.	Automobiles	11,500	264,262

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

HORIBA Ltd.	Electronic Equipment, Instruments & Components	275	11,942
Hoshizaki Corp.	Machinery	755	26,636
House Foods Group Inc.	Food Products	425	8,948
Hoya Corp.	Health Care Equipment & Supplies	2,325	223,875
Hulic Co. Ltd.	Real Estate Management & Development	2,800	22,070
Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	720	26,111
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	1,610	37,460
IHI Corp.	Machinery	890	25,935
Iida Group Holdings Co. Ltd.	Household Durables	975	14,786
Industrial & Infrastructure Fund Investment Corp.	Equity Real Estate Investment Trusts (REITs)	13	14,956
Information Services International-Dentsu Ltd.	IT Services	150	4,462
INFRONEER Holdings Inc.	Construction & Engineering	1,590	12,063
Inpex Corp.	Oil, Gas & Consumable Fuels	6,450	68,242
Internet Initiative Japan Inc.	Diversified Telecommunication Services	700	12,998
Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	2,325	25,321
Isuzu Motors Ltd.	Automobiles	3,500	41,036
Ito En Ltd.	Beverages	365	13,251
ITOCHU Corp.	Trading Companies & Distributors	9,065	284,842
Itochu Techno-Solutions Corp.	IT Services	675	15,705
Itoham Yonekyu Holdings Inc.	Food Products	975	5,180
Iwatani Corp.	Oil, Gas & Consumable Fuels	300	13,165
Iyogin Holdings Inc.	Banks	1,775	9,619
Izumi Co. Ltd.	Multiline Retail	285	6,454
J Front Retailing Co. Ltd.	Multiline Retail	1,725	15,701
[a] Japan Airlines Co. Ltd.	Airlines	950	19,404
[a] Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	375	18,559
Japan Aviatn Elect	Electronic Equipment, Instruments & Components	340	5,435
Japan Exchange Group Inc.	Capital Markets	3,615	51,987
Japan Hotel REIT Investment Corp.	Equity Real Estate Investment Trusts (REITs)	32	18,796
Japan Logistics Fund Inc.	Equity Real Estate Investment Trusts (REITs)	6	14,256
Japan Metropolitan Fund Invest	Equity Real Estate Investment Trusts (REITs)	47	37,295
Japan Post Bank Co. Ltd.	Banks	2,900	24,792
Japan Post Holdings Co. Ltd.	Insurance	14,400	121,087
Japan Post Insurance Co. Ltd.	Insurance	1,270	22,340
Japan Prime Realty Investment Corp.	Equity Real Estate Investment Trusts (REITs)	6	16,848
Japan Real Estate Investment Corp.	Equity Real Estate Investment Trusts (REITs)	9	39,357
Japan Tobacco Inc.	Tobacco	8,000	161,340
JCR Pharmaceuticals Co. Ltd.	Pharmaceuticals	400	5,096
Jeol Ltd.	Health Care Equipment & Supplies	275	7,482
JFE Holdings Inc.	Metals & Mining	3,525	41,035
JGC Holdings Corp.	Construction & Engineering	1,500	19,076
JMDC Inc.	Health Care Technology	225	6,446
JSR Corp.	Chemicals	1,145	22,458
JTEKT Corp.	Auto Components	1,600	11,265
Justsystems Corp.	Software	250	5,337
Kadokawa Corp.	Media	650	11,823
Kagome Co. Ltd.	Food Products	525	12,156
Kajima Corp.	Construction & Engineering	3,075	35,797
Kakaku.com Inc.	Interactive Media & Services	890	14,246
Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	225	6,633
Kamigumi Co. Ltd.	Transportation Infrastructure	595	12,117
Kandenko Co. Ltd.	Construction & Engineering	650	4,242
Kaneka Corp.	Chemicals	390	9,725
Kansai Paint Co. Ltd.	Chemicals	1,210	14,847
Kao Corp.	Personal Products	3,130	124,659
Katitas Co. Ltd.	Real Estate Management & Development	275	6,294
Kawasaki Heavy Industries Ltd.	Machinery	950	22,248
Kawasaki Kisen Kaisha Ltd.	Marine	1,625	34,324
KDDI Corp.	Wireless Telecommunication Services	10,960	330,764
Keihan Holdings Co. Ltd.	Industrial Conglomerates	665	17,388
Keikyu Corp.	Road & Rail	1,725	18,185
Keio Corp.	Road & Rail	800	29,346
Keisei Electric Railway Co. Ltd.	Road & Rail	955	27,178
Kenedix Office Investment Corp.	Equity Real Estate Investment Trusts (REITs)	5	12,126
Kewpie Corp.	Food Products	720	13,042

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Keyence Corp.	Electronic Equipment, Instruments & Components	1,323	515,583
Kikkoman Corp.	Food Products	1,270	66,799
Kinden Corp.	Construction & Engineering	890	9,700
Kintetsu Group Holdings Co. Ltd.	Road & Rail	1,220	40,268
Kirin Holdings Co. Ltd.	Beverages	5,125	78,111
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	430	29,428
Kobe Bussan Co. Ltd.	Food & Staples Retailing	950	27,288
Kobe Steel Ltd.	Metals & Mining	2,400	11,678
Koei Tecmo Holdings Co. Ltd.	Entertainment	942	17,077
Koito Manufacturing Co. Ltd.	Auto Components	1,592	23,974
Kokuyo Co. Ltd.	Commercial Services & Supplies	625	8,801
Komatsu Ltd.	Machinery	6,245	136,122
Konami Holdings Corp.	Entertainment	645	29,184
Konica Minolta Inc.	Technology Hardware, Storage & Peripherals	3,225	12,881
Kose Corp.	Personal Products	220	24,043
Kotobuki Spirits Co. Ltd.	Food Products	125	7,323
K’s Holdings Corp.	Specialty Retail	1,075	9,190
Kubota Corp.	Machinery	7,300	100,527
Kuraray Co. Ltd.	Chemicals	2,400	19,244
Kurita Water Industries Ltd.	Machinery	745	30,829
Kusuri no Aoki Holdings Co. Ltd.	Food & Staples Retailing	100	5,821
Kyocera Corp.	Electronic Equipment, Instruments & Components	2,040	101,300
Kyowa Kirin Co. Ltd.	Pharmaceuticals	1,725	39,482
Kyudenko Corp.	Construction & Engineering	250	6,186
Kyushu Electric Power Co. Inc.	Electric Utilities	3,100	17,480
Kyushu Financial Group Inc.	Banks	2,675	9,204
Kyushu Railway Co.	Road & Rail	1,075	23,807
LaSalle Logiport REIT	Equity Real Estate Investment Trusts (REITs)	13	15,774
Lasertec Corp.	Semiconductors & Semiconductor Equipment	530	87,346
Lawson Inc.	Food & Staples Retailing	340	12,961
LINTEC Corp.	Chemicals	340	5,532
Lion Corp.	Household Products	1,725	19,793
Lixil Corp.	Building Products	1,820	27,601
M3 Inc.	Health Care Technology	2,875	77,962
Mabuchi Motor Co. Ltd.	Electrical Equipment	365	10,332
Makita Corp.	Machinery	1,660	38,749
Mani Inc.	Health Care Equipment & Supplies	400	6,154
Marubeni Corp.	Trading Companies & Distributors	10,525	120,849
Marui Group Co. Ltd.	Multiline Retail	1,315	21,736
Maruichi Steel Tube Ltd.	Metals & Mining	415	8,502
Matsui Securities Co. Ltd.	Capital Markets	750	4,462
MatsukiyoCocokara & Co.	Food & Staples Retailing	825	41,267
Mazda Motor Corp.	Automobiles	3,875	29,515
Mebuki Financial Group Inc.	Banks	7,300	18,479
Medipal Holdings Corp.	Health Care Providers & Services	975	12,865
MEIJI Holdings Co. Ltd.	Food Products	816	41,683
Menicon Co. Ltd.	Health Care Equipment & Supplies	325	6,843
Minebea Mitsumi Inc.	Machinery	2,845	42,499
MISUMI Group Inc.	Machinery	1,875	40,912
Mitsubishi Chemical Group Corp.	Chemicals	8,650	44,887
Mitsubishi Corp.	Trading Companies & Distributors	8,066	261,826
Mitsubishi Electric Corp.	Electrical Equipment	13,225	131,654
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	7,601	98,566
Mitsubishi Gas Chemical Co. Inc.	Chemicals	1,245	17,201
Mitsubishi HC Capital Inc.	Diversified Financial Services	4,536	22,311
Mitsubishi Heavy Industries Ltd.	Machinery	1,900	75,369
Mitsubishi Logistics Corp.	Transportation Infrastructure	430	9,875
Mitsubishi Materials Corp.	Metals & Mining	815	12,872
[a] Mitsubishi Motors Corp.	Automobiles	4,150	16,041
Mitsubishi UFJ Lease & finance Co. Ltd.	Banks	80,000	539,012
Mitsui & Co. Ltd.	Trading Companies & Distributors	10,250	299,316
Mitsui Chemicals Inc.	Chemicals	1,145	25,817
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	6,200	113,573
Mitsui Fudosan Logistics Park Inc.	Equity Real Estate Investment Trusts (REITs)	3	10,936
Mitsui High-Tec Inc.	Semiconductors & Semiconductor Equipment	175	8,130

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Mitsui Mining & Smelting Co. Ltd.	Metals & Mining	365	8,534
Mitsui OSK Lines Ltd.	Marine	2,285	56,976
Miura Co. Ltd.	Machinery	650	14,976
Mizuho Financial Group Inc.	Banks	17,275	242,998
[a] Money Forward Inc.	Software	275	8,483
MonotaRO Co. Ltd.	Trading Companies & Distributors	1,625	22,870
Mori Hills REIT Investment Corp.	Equity Real Estate Investment Trusts (REITs)	11	13,122
Morinaga & Co. Ltd.	Food Products	180	5,355
Morinaga Milk Industry Co. Ltd.	Food Products	185	7,003
MS&AD Insurance Group Holdings Inc.	Insurance	3,090	98,921
Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	3,840	191,731
Nabtesco Corp.	Machinery	770	19,637
Nagase & Co. Ltd.	Trading Companies & Distributors	675	10,242
Nagoya Railroad Co. Ltd.	Road & Rail	1,345	22,212
Nankai Electric Railway Co. Ltd.	Road & Rail	720	15,557
NEC Corp.	IT Services	1,725	60,596
NEC Networks & System Integration Corp.	IT Services	450	5,634
NET One Systems Co. Ltd.	IT Services	550	14,298
Nexon Co. Ltd.	Entertainment	2,665	59,826
NGK Insulators Ltd.	Machinery	1,775	22,573
NGK Spark Plug Co. Ltd.	Auto Components	1,350	24,955
NH Foods Ltd.	Food Products	620	17,269
NHK Spring Co. Ltd.	Auto Components	1,075	6,893
Nichirei Corp.	Food Products	720	15,699
Nidec Corp.	Electrical Equipment	3,111	161,250
Nifco Inc.	Auto Components	550	12,922
Nihon Kohden Corp.	Health Care Equipment & Supplies	525	12,752
Nihon M&A Center Holdings Inc.	Professional Services	1,805	22,285
Nikon Corp.	Household Durables	2,250	20,054
Nintendo Co. Ltd.	Entertainment	7,087	297,134
Nippon Accommodations Fund Inc.	Equity Real Estate Investment Trusts (REITs)	3	13,710
Nippon Building Fund Inc.	Equity Real Estate Investment Trusts (REITs)	10	44,564
Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	525	9,327
Nippon Express Co. Ltd.	Road & Rail	425	24,287
Nippon Kayaku Co. Ltd.	Chemicals	1,175	10,152
Nippon Paint Holdings Co. Ltd.	Chemicals	6,840	53,862
Nippon Prologis REIT Inc.	Equity Real Estate Investment Trusts (REITs)	16	37,410
Nippon Sanso Holdings Corp.	Chemicals	980	14,231
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	320	18,141
Nippon Shokubai Co. Ltd.	Chemicals	220	8,804
Nippon Steel Corp.	Metals & Mining	5,525	95,974
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	7,800	222,393
Nippon Television Holdings Inc.	Media	225	1,777
Nippon Yusen KK	Marine	3,250	76,604
Nipro Corp.	Health Care Equipment & Supplies	875	6,857
Nishi-Nippon Railroad Co. Ltd.	Road & Rail	525	9,832
Nissan Chemical Corp.	Chemicals	840	36,797
Nissan Motor Co. Ltd.	Automobiles	13,100	41,511
Nisshin Seifun Group Inc.	Food Products	1,825	22,864
Nissin Foods Holdings Co. Ltd.	Food Products	465	36,722
Nitori Holdings Co. Ltd.	Specialty Retail	526	67,970
Nitto Denko Corp.	Chemicals	950	55,080
Noevir Holdings Co. Ltd.	Personal Products	115	5,046
NOF Corp.	Chemicals	425	17,007
NOK Corp.	Auto Components	790	7,029
Nomura Holdings Inc.	Capital Markets	20,375	75,450
Nomura Real Estate Holdings Inc.	Real Estate Management & Development	800	17,159
Nomura Real Estate Master Fund Inc.	Equity Real Estate Investment Trusts (REITs)	30	37,061
Nomura Research Institute Ltd.	IT Services	2,825	66,694
NS Solutions Corp.	IT Services	195	4,729
NSK Ltd.	Machinery	2,975	15,806
NTT Data Corp.	IT Services	4,225	61,864
Obayashi Corp.	Construction & Engineering	4,575	34,604
OBIC Business Consultants Co. Ltd.	Software	130	4,232
OBIC Co. Ltd.	IT Services	483	71,053

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Odakyu Electric Railway Co. Ltd.	Road & Rail	2,050	26,583
Oji Holdings Corp.	Paper & Forest Products	6,000	24,146
OKUMA Corp.	Machinery	195	6,946
Olympus Corp.	Health Care Equipment & Supplies	8,550	152,409
Omron Corp.	Electronic Equipment, Instruments & Components	1,245	60,436
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	2,830	66,125
Open House Group Co. Ltd.	Household Durables	425	15,525
Oracle Corp. Japan	Software	225	14,529
Orient Corp.	Consumer Finance	450	3,956
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	1,265	183,693
ORIX Corp.	Diversified Financial Services	8,000	128,447
Orix JREIT Inc.	Equity Real Estate Investment Trusts (REITs)	18	25,442
Osaka Gas Co. Ltd.	Gas Utilities	2,700	43,586
OSG Corp.	Machinery	550	7,574
Otsuka Corp.	IT Services	720	22,673
Otsuka Holdings Co. Ltd.	Pharmaceuticals	2,855	93,151
PALTAC Corp.	Distributors	225	7,904
Pan Pacific International Holdings Corp.	Multiline Retail	2,735	50,847
Panasonic Holdings Corp.	Household Durables	14,450	121,617
[a] Park24 Co. Ltd.	Commercial Services & Supplies	890	15,345
Penta-Ocean Construction Co. Ltd.	Construction & Engineering	2,075	9,719
[a] PeptiDream Inc.	Biotechnology	625	9,838
Persol Holdings Co. Ltd.	Professional Services	1,200	25,720
Pigeon Corp.	Household Products	720	11,830
Pola Orbis Holdings Inc.	Personal Products	550	7,753
Rakus Co. Ltd.	Software	650	7,803
[a] Rakuten Inc.	Internet & Direct Marketing Retail	5,550	25,070
Recruit Holdings Co. Ltd.	Professional Services	9,320	295,044
Relo Group Inc.	Real Estate Management & Development	720	11,590
[a] Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	8,225	73,775
Rengo Co. Ltd.	Containers & Packaging	1,475	10,150
[a] RENOVA Inc.	Independent Power Producers & Energy Traders	275	4,917
Resona Holdings Inc.	Banks	14,620	80,133
Resorttrust Inc.	Hotels, Restaurants & Leisure	400	7,121
Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	3,850	29,383
Rinnai Corp.	Household Durables	185	13,783
Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	595	42,975
Rohto Pharmaceutical Co. Ltd.	Personal Products	1,340	23,561
Ryohin Keikaku Co. Ltd.	Multiline Retail	1,625	19,286
Sankyo Co. Ltd.	Leisure Products	240	9,786
Sankyu Inc.	Road & Rail	265	9,701
Sanrio Co. Ltd.	Specialty Retail	400	14,491
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	2,450	19,942
Sanwa Holdings Corp.	Building Products	1,425	13,187
Sapporo Holdings Ltd.	Beverages	400	9,944
Sawai Group Holdings Co. Ltd.	Pharmaceuticals	260	8,128
SBI Holdings Inc.	Capital Markets	1,640	31,285
SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	265	16,991
SCSK Corp.	IT Services	890	13,497
Secom Co. Ltd.	Commercial Services & Supplies	1,315	75,176
Sega Sammy Holdings Inc.	Leisure Products	1,035	15,665
Seibu Holdings Inc.	Industrial Conglomerates	1,450	15,847
Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	1,775	25,910
Seino Holdings Co. Ltd.	Road & Rail	950	8,438
Sekisui Chemical Co. Ltd.	Household Durables	2,275	31,812
Sekisui House Ltd.	Household Durables	3,775	66,762
Sekisui House Reit Inc.	Equity Real Estate Investment Trusts (REITs)	29	16,396
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	5,275	226,280
Seven Bank Ltd.	Banks	4,675	9,283
SG Holdings Co. Ltd.	Air Freight & Logistics	2,905	40,291
Sharp Corp.	Household Durables	1,450	10,385
[a] SHIFT Inc.	IT Services	75	13,267
Shikoku Electric Power Co. Inc.	Electric Utilities	1,150	6,668
Shimadzu Corp.	Electronic Equipment, Instruments & Components	1,775	50,380
Shimamura Co. Ltd.	Specialty Retail	145	14,396

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

SHIMANO Inc.	Leisure Products	521	82,605
Shimizu Corp.	Construction & Engineering	3,650	19,475
Shin-Etsu Chemical Co. Ltd.	Chemicals	2,662	327,341
Shinko Electric Industries Co. Ltd.	Semiconductors & Semiconductor Equipment	425	10,919
Shinsei Bank Ltd.	Banks	400	6,512
Shionogi & Co. Ltd.	Pharmaceuticals	1,890	94,339
Ship Healthcare Holdings Inc.	Health Care Providers & Services	525	10,695
Shiseido Co. Ltd.	Personal Products	2,610	128,003
Shizuoka Financial Group Inc.	Banks	3,325	26,586
SHO-BOND Holdings Co. Ltd.	Construction & Engineering	325	13,843
[a] Shochiku Co. Ltd.	Entertainment	70	6,197
Showa Denko KK	Chemicals	1,190	18,218
[a] Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	1,575	18,227
SMC Corp.	Machinery	386	162,597
SMS Co. Ltd.	Professional Services	375	9,535
SoftBank Corp.	Wireless Telecommunication Services	18,525	208,914
SoftBank Group Corp.	Wireless Telecommunication Services	6,525	279,109
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	460	12,533
Sojitz Corp.	Trading Companies & Distributors	1,600	30,473
Sompo Holdings Inc.	Insurance	2,095	93,044
Sony Corp.	Household Durables	8,400	638,857
Sotetsu Holdings Inc.	Road & Rail	525	8,849
Square Enix Holdings Co. Ltd.	Entertainment	550	25,552
Stanley Electric Co. Ltd.	Auto Components	970	18,592
Subaru Corp.	Automobiles	4,150	63,770
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	255	11,345
Sumco Corp.	Semiconductors & Semiconductor Equipment	2,275	30,294
Sumitomo Bakelite Co. Ltd.	Chemicals	195	5,786
Sumitomo Chemical Co. Ltd.	Chemicals	10,250	36,822
Sumitomo Corp.	Trading Companies & Distributors	7,575	126,073
Sumitomo Electric Industries Ltd.	Auto Components	5,125	58,438
Sumitomo Forestry Co. Ltd.	Household Durables	950	16,798
Sumitomo Heavy Industries Ltd.	Machinery	720	14,428
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	1,625	57,527
Sumitomo Mitsui Financial Group Inc.	Banks	8,785	352,612
Sumitomo Mitsui Trust Holdings Inc.	Banks	2,415	83,975
Sumitomo Pharma Co. Ltd.	Pharmaceuticals	1,025	7,761
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	2,700	63,865
Sumitomo Rubber Industries Ltd.	Auto Components	1,300	11,350
Sundrug Co. Ltd.	Food & Staples Retailing	450	13,352
Suntory Beverage & Food Ltd.	Beverages	875	29,842
Suzuken Co. Ltd.	Health Care Providers & Services	525	14,205
Suzuki Motor Corp.	Automobiles	3,040	98,403
Sysmex Corp.	Health Care Equipment & Supplies	1,225	74,255
T&D Holdings Inc.	Insurance	3,400	49,011
Taiheiyo Cement Corp.	Construction Materials	800	12,472
Taisei Corp.	Construction & Engineering	1,175	37,847
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	295	12,968
Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	851	24,702
Takara Bio Inc.	Biotechnology	340	4,440
Takara Holdings Inc.	Beverages	1,200	9,504
Takashimaya Co. Ltd.	Multiline Retail	875	12,222
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	10,265	319,826
TBS Holdings Inc.	Media	215	2,496
TDK Corp.	Electronic Equipment, Instruments & Components	2,395	78,687
TechnoPro Holdings Inc.	Professional Services	710	18,968
Teijin Ltd.	Chemicals	1,300	12,690
Terumo Corp.	Health Care Equipment & Supplies	4,425	125,628
The Bank of Kyoto Ltd.	Banks	425	18,875
The Chiba Bank Ltd.	Banks	4,075	29,710
The Chugoku Electric Power Co. Inc.	Electric Utilities	2,200	11,255
The Japan Steel Works Ltd.	Machinery	400	7,909
The Kansai Electric Power Co. Inc.	Electric Utilities	4,975	48,225
THK Co. Ltd.	Machinery	775	14,772
TIS Inc.	IT Services	1,600	42,199

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Tobu Railway Co. Ltd.	Road & Rail	1,340	31,280
Toda Corp.	Construction & Engineering	1,700	9,148
Toho Co. Ltd.	Entertainment	750	28,876
Toho Gas Co. Ltd.	Gas Utilities	631	12,037
Tohoku Electric Power Co. Inc.	Electric Utilities	3,175	16,628
Tokai Carbon Co. Ltd.	Chemicals	1,425	11,588
Tokio Marine Holdings Inc.	Insurance	12,840	275,153
Tokyo Century Corp.	Diversified Financial Services	440	14,940
[a] Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	10,550	38,060
Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	999	294,374
Tokyo Gas Co. Ltd.	Gas Utilities	2,821	55,268
Tokyo Ohka Kogyo Co. Ltd.	Chemicals	265	12,030
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	1,440	17,451
Tokyu Corp.	Road & Rail	3,475	43,798
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	4,375	20,823
TOPPAN Inc.	Commercial Services & Supplies	1,800	26,657
Toray Industries Inc.	Chemicals	10,275	57,362
Toshiba Corp.	Industrial Conglomerates	2,825	98,552
Toshiba TEC Corp.	Technology Hardware, Storage & Peripherals	175	4,781
Tosoh Corp.	Chemicals	1,965	23,381
TOTO Ltd.	Building Products	1,020	34,787
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	950	11,678
Toyo Suisan Kaisha Ltd.	Food Products	541	20,911
Toyo Tire Corp.	Auto Components	695	7,885
Toyoda Gosei Co. Ltd.	Auto Components	525	8,169
Toyota Boshoku Corp.	Auto Components	400	5,354
Toyota Industries Corp.	Auto Components	1,075	58,987
Toyota Motor Corp.	Automobiles	82,386	1,131,719
Toyota Tsusho Corp.	Trading Companies & Distributors	1,500	55,535
[a] Trend Micro Inc.	Software	810	37,693
TS TECH Co. Ltd.	Auto Components	700	8,037
Tsumura & Co.	Pharmaceuticals	425	9,335
Tsuruha Holdings Inc.	Food & Staples Retailing	270	20,872
Ube Industries Ltd	Chemicals	695	10,208
Ulvac Inc.	Semiconductors & Semiconductor Equipment	265	11,167
Unicharm Corp.	Household Products	2,600	99,866
United Urban Investment Corp.	Equity Real Estate Investment Trusts (REITs)	21	23,969
Ushio Inc.	Electrical Equipment	775	9,556
USS Co. Ltd.	Specialty Retail	1,475	23,420
Welcia Holdings Co. Ltd.	Food & Staples Retailing	705	16,430
West Japan Railway Co.	Road & Rail	1,525	66,215
Yakult Honsha Co. Ltd.	Food Products	911	59,102
Yamada Holdings Co. Ltd.	Specialty Retail	4,350	15,396
Yamaguchi Financial Group Inc.	Banks	1,475	9,625
Yamaha Corp.	Leisure Products	1,075	40,085
Yamaha Motor Co. Ltd.	Automobiles	2,045	46,652
Yamato Holdings Co. Ltd.	Air Freight & Logistics	2,200	34,798
Yamato Kogyo Co. Ltd.	Metals & Mining	195	6,658
Yamazaki Baking Co. Ltd.	Food Products	865	10,319
Yaoko Co. Ltd.	Food & Staples Retailing	170	8,735
YASKAWA Electric Corp.	Machinery	1,775	56,837
Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	1,625	25,925
Yokohama Rubber Co. Ltd.	Auto Components	925	14,428
Z Holdings Corp.	Interactive Media & Services	17,700	44,537
Zenkoku Hosho Co. Ltd.	Diversified Financial Services	265	10,142
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	675	16,933
Zeon Corp.	Chemicals	950	9,619
Zozo Inc.	Internet & Direct Marketing Retail	720	17,789

Total Investments before Short-Term
Investments (Cost $25,054,647)			24,600,435

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Short-Term Investments 0.9%
Money Market Funds 0.9%
United States 0.9%
[b,c] Institutional Fiduciary Trust Portfolio, 3.84%	Money Market Funds	217,505	217,505
Total Short-Term Investments (Cost $217,505)			217,505
Total Investments (Cost $25,272,152) 101.1%			24,817,940
Other Assets, less Liabilities (1.1)%			(269,483)
Net Assets 100.0%			$24,548,457

aNon-income producing.
bSee Note 3 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

At December 31, 2022 the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation

OTC Forward Exchange Contracts
Japanese Yen	DBAB	Buy	136,016,800	$1,037,372	1/05/23	$—	$(6,512)
Japanese Yen	HSBK	Buy	136,016,800	1,037,308	1/05/23	—	(6,448)
Japanese Yen	UBSW	Buy	136,016,800	1,037,265	1/05/23	—	(6,405)
Japanese Yen	DBAB	Buy	952,213,261	7,221,944	1/05/23	—	(5,200)
Japanese Yen	MSCO	Buy	55,642,972	424,340	1/05/23	—	(2,626)
Japanese Yen	HSBK	Buy	952,213,261	7,216,853	1/05/23	—	(109)
Japanese Yen	MSCO	Buy	389,555,230	2,952,480	1/05/23	—	(74)
Japanese Yen	UBSW	Buy	952,213,261	7,216,815	1/05/23	—	(71)
Japanese Yen	MSCO	Buy	7,285,300	54,003	1/05/23	1,211	—
Japanese Yen	DBAB	Buy	17,808,400	132,134	1/05/23	2,834	—
Japanese Yen	HSBK	Buy	17,808,400	132,025	1/05/23	2,943	—
Japanese Yen	UBSW	Buy	17,808,400	132,006	1/05/23	2,962	—
Japanese Yen	MSCO	Buy	92,862,728	681,089	1/05/23	22,710	—
Japanese Yen	HSBK	Buy	226,997,800	1,664,929	1/05/23	55,468	—
Japanese Yen	UBSW	Buy	226,997,800	1,664,874	1/05/23	55,523	—
Japanese Yen	DBAB	Buy	226,997,800	1,664,707	1/05/23	55,690	—
Japanese Yen	UBSW	Sell	1,304,644,000	9,392,104	1/05/23	—	(495,683)
Japanese Yen	HSBK	Sell	1,304,644,000	9,392,354	1/05/23	—	(495,433)
Japanese Yen	DBAB	Sell	1,304,644,000	9,400,990	1/05/23	—	(486,797)
Japanese Yen	MSCO	Sell	533,718,000	3,842,354	1/05/23	—	(202,649)
Japanese Yen	MSCO	Sell	11,628,230	88,250	1/05/23	120	—
Japanese Yen	DBAB	Sell	28,392,261	215,478	1/05/23	296	—
Japanese Yen	UBSW	Sell	28,392,261	215,503	1/05/23	320	—
Japanese Yen	HSBK	Sell	28,392,261	215,509	1/05/23	326	—
Japanese Yen	UBSW	Sell	941,193,000	7,159,032	2/02/23	—	(416)
Japanese Yen	HSBK	Sell	941,193,000	7,159,212	2/02/23	—	(236)
Japanese Yen	MSCO	Sell	385,033,000	2,928,759	2/02/23	—	(103)
Japanese Yen	DBAB	Sell	941,193,000	7,164,689	2/02/23	5,241	—
Total Forward Exchange Contracts						$205,644	$(1,708,762)

Net unrealized appreciation (depreciation)							$(1,503,118)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

At December 31, 2022, the Fund had the following futures contracts outstanding.
Futures Contracts
Value/Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
Nikkei 225 Mini			Long	4	$79,063	3/09/23	$57
*As of period end.

Abbreviations

Selected Portfolio

DBAB	–	Deutsche Bank AG
HSBK	–	HSBC Bank PLC
MSCO	–	MorganStanley
REIT	–	Real Estate Investment Trust
UBSW	–	UBS AG

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin FTSE Latin America ETF	Industry	Shares	Value
Common Stocks 80.6%
Brazil 45.6%
Ambev SA	Beverages	446,400	$1,227,658
Americanas SA	Internet & Catalog Retail	68,243	124,730
Atacadao SA	Food & Staples Retailing	52,700	147,527
Auren Energia SA	Independent Power Producers & Energy Traders	37,479	104,563
B3 SA - Brasil Bolsa Balcao	Capital Markets	620,000	1,551,248
Banco Bradesco SA	Banks	155,060	395,598
Banco BTG Pactual SA	Capital Markets	117,800	534,141
Banco do Brasil SA	Banks	86,800	570,967
Banco Santander Brasil SA	Banks	37,200	198,621
BB Seguridade Participacoes SA	Insurance	68,200	435,441
BR Malls Participacoes SA	Real Estate Management & Development	83,700	131,580
Bradespar SA	Metals & Mining	3,110	15,062
[a] BRF SA	Food Products	83,700	131,263
Caixa Seguridade Participacoes S/A	Insurance	46,500	73,540
CCR SA	Transportation Infrastructure	114,700	235,059
Centrais Eletricas Brasileiras SA	Electric Utilities	133,300	1,063,421
Cia de Saneamento Basico do Estado de Sao
Paulo	Water Utilities	34,100	369,176
Cia Energetica de Minas Gerais	Electric Utilities	34,169	104,518
Cia Paranaense de Energia	Electric Utilities	34,100	44,371
Cia Siderurgica Nacional SA	Metals & Mining	62,000	170,860
Cielo SA	IT Services	117,800	116,913
Cosan SA	Oil, Gas & Consumable Fuels	120,912	392,067
CPFL Energia SA	Electric Utilities	18,600	116,960
CSN Mineracao SA	Metals & Mining	55,800	43,120
Dexco SA	Paper & Forest Products	34,298	44,044
Diagnosticos da America SA	Health Care Providers & Services	9,300	24,185
EDP - Energias do Brasil SA	Electric Utilities	27,900	109,861
[a] Embraer SA	Aerospace & Defense	74,400	201,650
Energisa SA	Electric Utilities	31,000	259,579
[a] Eneva SA	Independent Power Producers & Energy Traders	124,000	280,188
Engie Brasil Energia SA	Independent Power Producers & Energy Traders	18,600	133,447
Equatorial Energia SA	Electric Utilities	96,100	491,808
[b] GPS Participacoes e Empreendimentos SA, 144A	Commercial Services & Supplies	43,400	97,901
Grendene SA	Textiles, Apparel & Luxury Goods	34,100	38,946
GRUPO DE MODA SOMA SA	Textiles, Apparel & Luxury Goods	46,500	89,305
[a] Grupo Mateus SA	Food & Staples Retailing	40,300	48,240
[a,b] Hapvida Participacoes e Investimentos S/A, 144A	Health Care Providers & Services	409,252	393,769
Hypera SA	Pharmaceuticals	40,300	345,009
Itau Unibanco Holding SA	Banks	46,500	192,790
Klabin SA	Containers & Packaging	77,500	293,134
Localiza Rent a Car SA	Road & Rail	79,633	802,401
Lojas Renner SA	Multiline Retail	99,226	384,895
M Dias Branco SA	Food Products	12,400	84,150
[a] Magazine Luiza SA	Multiline Retail	310,036	160,898
Marfrig Global Foods SA	Food Products	34,100	56,190
Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	27,900	115,727
Natura & Co. Holding SA	Personal Products	99,200	218,138
Neoenergia SA	Electric Utilities	21,700	63,500
Odontoprev SA	Health Care Providers & Services	27,970	47,837
[a] Petro Rio SA	Oil, Gas & Consumable Fuels	68,200	480,652
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	378,200	2,008,566
Porto Seguro SA	Insurance	18,600	81,555
Raia Drogasil SA	Food & Staples Retailing	108,500	487,451
[b] Rede D’Or Sao Luiz SA, 144A	Health Care Providers & Services	80,439	450,662
Rumo SA	Road & Rail	127,100	448,001
Sao Martinho SA	Food Products	15,500	77,856
Sendas Distribuidora SA	Food & Staples Retailing	96,100	354,386
SIMPAR SA	Road & Rail	31,000	39,691

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

SLC Agricola SA	Food Products	9,300	82,629
[a] Smartfit Escola de Ginastica e Danca SA	Hotels, Restaurants & Leisure	12,400	31,917
Suzano SA	Paper & Forest Products	71,300	651,454
Telefonica Brasil SA	Diversified Telecommunication Services	45,000	326,862
TIM SA	Wireless Telecommunication Services	83,700	196,578
TOTVS SA	Software	46,500	243,256
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	21,700	142,495
Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	83,742	200,007
Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	18,600	26,105
Vale SA	Metals & Mining	396,800	6,679,783
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA	Road & Rail	31,000	74,216
Vibra Energia SA	Specialty Retail	114,700	337,816
WEG SA	Machinery	151,900	1,107,944
			27,805,878
Chile 4.9%
Banco de Chile	Banks	4,458,420	460,521
Banco de Credito e Inversiones SA	Banks	5,580	159,747
Banco Santander Chile	Banks	6,319,381	251,826
CAP SA	Metals & Mining	7,657	62,464
Cencosud SA	Food & Staples Retailing	135,067	221,161
Cencosud Shopping SA	Real Estate Management & Development	49,414	77,652
Cia Cervecerias Unidas SA	Beverages	13,485	89,668
Cia Sud Americana de Vapores SA	Marine	1,784,236	140,318
Colbun SA	Independent Power Producers & Energy Traders	717,185	73,490
Empresas CMPC SA	Paper & Forest Products	123,628	205,464
Empresas Copec SA	Oil, Gas & Consumable Fuels	49,786	369,852
Enel Americas SA	Electric Utilities	1,940,941	258,579
Enel Chile SA	Electric Utilities	2,538,032	116,155
Falabella SA	Multiline Retail	80,941	156,761
Itau CorpBanca Chile SA	Banks	33,504,769	73,542
Plaza SA	Real Estate Management & Development	29,295	36,380
Quinenco SA	Industrial Conglomerates	27,125	91,377
Sociedad Quimica y Minera de Chile SA, A	Chemicals	1,767	124,695
			2,969,652
Colombia 1.3%
Bancolombia SA	Banks	28,117	246,443
Cementos Argos SA	Construction Materials	50,127	37,216
Ecopetrol SA	Oil, Gas & Consumable Fuels	483,445	241,280
Grupo de Inversiones Suramericana SA	Diversified Financial Services	10,633	92,101
Interconexion Electrica SA ESP	Electric Utilities	44,516	192,794
			809,834
Mexico 27.7%
Alfa SAB de CV, A	Industrial Conglomerates	370,512	235,952
Alpek SAB de CV	Chemicals	38,130	53,984
America Movil SAB de CV	Wireless Telecommunication Services	2,879,652	2,612,593
Arca Continental SAB de CV	Beverages	44,547	361,730
[b] Banco del Bajio SA, 144A	Banks	72,354	228,528
Becle SAB de CV	Beverages	55,025	119,638
[a] Cemex SAB de CV	Construction Materials	1,546,559	625,377
Coca-Cola Femsa SAB de CV	Beverages	53,661	363,041
Concentradora Fibra Danhos SA de CV	Equity Real Estate Investment Trusts (REITs)	24,397	29,296
[a] Controladora Vuela Cia de Aviacion SAB de CV, A	Airlines	95,201	79,679
El Puerto de Liverpool SAB de CV	Multiline Retail	20,181	119,011
Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs)	293,446	345,740
Fomento Economico Mexicano SAB de CV	Beverages	186,124	1,448,228
Gruma SAB de CV	Food Products	19,871	265,875
Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	28,117	216,527
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	35,061	502,240
Grupo Aeroportuario del Sureste SAB de CV	Transportation Infrastructure	20,336	474,462
Grupo Bimbo SAB de CV	Food Products	226,021	955,245
Grupo Carso SAB de CV, A1	Industrial Conglomerates	46,035	193,166

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Grupo Comercial Chedraui SA de CV	Food & Staples Retailing	47,089	200,996
Grupo Elektra SAB de CV	Banks	6,479	365,651
Grupo Financiero Banorte SAB de CV	Banks	294,593	2,115,050
[a] Grupo Financiero Inbursa SAB de CV	Banks	203,670	343,226
Grupo Mexico SAB de CV, B	Metals & Mining	322,400	1,131,785
Grupo Televisa SAB	Media	245,179	222,944
Industrias Bachoco SAB de CV	Food Products	7,409	31,872
Industrias Penoles SAB de CV	Metals & Mining	12,648	155,549
Kimberly-Clark de Mexico SAB de CV, A	Household Products	84,940	144,144
Megacable Holdings SAB de CV	Media	30,566	81,218
Operadora De Sites Mexicanos SAB de CV, A-1	Diversified Telecommunication Services	127,968	125,885
Orbia Advance Corp. SAB de CV	Chemicals	99,076	175,403
Prologis Property Mexico SA de CV	Equity Real Estate Investment Trusts (REITs)	54,963	157,466
Promotora y Operadora de Infraestructura SAB de
CV	Transportation Infrastructure	22,320	182,754
Qualitas Controladora SAB de CV	Insurance	17,205	75,858
Regional SAB de CV	Banks	24,149	173,602
[a] Sitios Latinoamerica SAB de CV	Construction & Engineering	180,575	86,640
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	526,101	1,851,737
			16,852,092
United States 1.1%
GCC SAB de CV	Construction Materials	16,678	111,602
JBS SA	Food Products	139,500	581,013
			692,615

Total Common Stocks (Cost $45,769,308)			49,130,071

Preferred Stocks 18.1%
Brazil 15.5%
[c] Alpargatas SA, 2.725%, pfd.	Textiles, Apparel & Luxury Goods	21,700	61,979
[c] Banco Bradesco SA, 4.052%, pfd.	Banks	533,200	1,529,993
[c] Bradespar SA, 11.009%,pfd.	Metals & Mining	24,807	139,640
[c] Braskem SA, 7.138%, pfd., A	Chemicals	18,600	83,704
[c] Centrais Eletricas Brasileiras SA, 3.734%, pfd.,B	Electric Utilities	27,900	228,442
[c] Cia de Transmissao de Energia Eletrica Paulista,
6.922%,pfd.	Electric Utilities	18,600	81,027
[c] Cia Energetica de Minas Gerais, 12.217%, pfd.	Electric Utilities	130,215	274,747
[c] Cia Paranaense de Energia, 12.554%,pfd.	Electric Utilities	136,400	204,351
[c] Gerdau SA, 17.194%, pfd.	Metals & Mining	105,400	586,315
[c] Itau Unibanco Holding SA, 4.072%,pfd.	Banks	492,900	2,333,917
[c] Itausa SA, 6.839%,pfd.	Banks	533,273	859,539
[c] Metalurgica Gerdau SA, 9.637%,pfd.	Metals & Mining	68,200	167,537
[c] Petroleo Brasileiro SA, 42.90%, pfd.	Oil, Gas & Consumable Fuels	573,500	2,661,253
[c] Raizen SA, 4.545%, pfd.	Oil, Gas & Consumable Fuels	120,900	85,642
[c] Unipar Carbocloro SA, 15.572%, pfd.,B	Chemicals	4,940	82,347
[c] Usinas Siderurgicas de Minas Gerais SA Usiminas,
8.785%, pfd.,A	Metals & Mining	46,500	63,060
			9,443,493
Chile 2.0%
[c] Embotelladora Andina SA, B, 13.063%, pfd.,B	Beverages	38,657	94,375
[c] Sociedad Quimica y Minera de Chile SA, 0.011%,
pfd., B	Chemicals	13,888	1,118,278
			1,212,653
Colombia 0.6%
[c] Bancolombia SA, 9.299%, pfd.	Banks	45,818	317,020
[c] Grupo Aval Acciones y Valores SA, 2.943%, pfd.	Banks	445,904	52,417
[c] Grupo de Inversiones Suramericana SA, 5.939%,
pfd.	Diversified Financial Services	8,370	22,786
			392,223

Total Preferred Stocks (Cost $11,174,338)			11,048,369

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Right 0.0%†
Brazil 0.0%†
[a] Localiza Rent a Car SA	Road & Rail	348	709

Total Rights (Cost $0)			709

Total Investments (Cost $56,943,646) 98.7%			60,179,149
Other Assets, less Liabilities 1.3%			762,452

Net Assets 100.0%			$60,941,601

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $1,170,860, representing 1.9% of net assets.
[c]Variable rate security. The rate shown represents the yield at period end.

At December 31, 2022, the Fund had the following futures contracts outstanding.
Futures Contracts
Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Bovespa Index		Long	35	$736,513	2/15/23	$3,395
*As of period end.
Abbreviations
Selected Portfolio
REIT	– Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin FTSE Mexico ETF	Industry	Shares	Value
Common Stocks 100.0%
Mexico 99.2%
Alfa SAB de CV, A	Industrial Conglomerates	294,201	$187,355
Alpek SAB de CV	Chemicals	30,384	43,018
America Movil SAB de CV	Wireless Telecommunication Services	1,620,819	1,470,504
Arca Continental SAB de CV	Beverages	35,379	287,284
[a] Banco del Bajio SA, 144A	Banks	57,456	181,473
Becle SAB de CV	Beverages	43,632	94,867
[b] Cemex SAB de CV	Construction Materials	950,067	384,176
Coca-Cola Femsa SAB de CV	Beverages	42,606	288,249
Concentradora Fibra Danhos SA de CV	Equity Real Estate Investment Trusts (REITs)	19,368	23,257
[b] Controladora Vuela Cia de Aviacion SAB de CV, A	Airlines	75,852	63,485
El Puerto de Liverpool SAB de CV	Multiline Retail	15,975	94,208
Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs)	233,019	274,544
Fomento Economico Mexicano SAB de CV	Beverages	110,205	857,503
Gruma SAB de CV	Food Products	15,795	211,338
Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	22,320	171,885
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	23,508	336,746
Grupo Aeroportuario del Sureste SAB de CV	Transportation Infrastructure	14,310	333,869
Grupo Bimbo SAB de CV	Food Products	116,595	492,772
Grupo Carso SAB de CV, A1	Industrial Conglomerates	36,540	153,325
Grupo Comercial Chedraui SA de CV	Food & Staples Retailing	37,377	159,541
Grupo Elektra SAB de CV	Banks	5,142	290,196
Grupo Financiero Banorte SAB de CV	Banks	168,237	1,207,869
[b] Grupo Financiero Inbursa SAB de CV	Banks	161,667	272,442
Grupo Mexico SAB de CV, B	Metals & Mining	193,797	680,324
Grupo Televisa SAB	Media	194,679	177,024
Industrias Bachoco SAB de CV	Food Products	6,012	25,862
Industrias Penoles SAB de CV	Metals & Mining	10,044	123,524
Kimberly-Clark de Mexico SAB de CV, A	Household Products	67,347	114,288
Megacable Holdings SAB de CV	Media	24,327	64,640
Operadora De Sites Mexicanos SAB de CV, A-1	Diversified Telecommunication Services	101,394	99,743
Orbia Advance Corp. SAB de CV	Chemicals	78,633	139,211
Prologis Property Mexico SA de CV	Equity Real Estate Investment Trusts (REITs)	43,596	124,900
Promotora y Operadora de Infraestructura SAB de
CV	Transportation Infrastructure	17,721	145,098
Qualitas Controladora SAB de CV	Insurance	13,707	60,435
Regional SAB de CV	Banks	19,170	137,809
[b] Sitios Latinoamerica SAB de CV	Construction & Engineering	142,920	68,573
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	303,552	1,068,423
			10,909,760
United States 0.8%
GCC SAB de CV	Construction Materials	13,275	88,830

Total Investments (Cost $9,916,265) 100.0%			10,998,590
Other Assets, less Liabilities 0.0%†			4,040

Net Assets 100.0%			$11,002,630

†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $181,473, representing 1.6% of net assets.
bNon-income producing.

Abbreviations

Selected Portfolio

REIT – Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin FTSE Russia ETF	Industry	Shares
Common Stocks 0.0%†
[a] Russia 0.0%†
[b] Aeroflot PJSC	Airlines	174,496	$—
[b] Alrosa PJSC	Metals & Mining	361,232	—
[b] Credit Bank of Moscow PJSC	Banks	2,127,840	—
[b] Federal Grid Co. Unified Energy System PJSC	Electric Utilities	45,533,568	—
Gazprom PJSC	Oil, Gas & Consumable Fuels	981,872	—
Inter RAO UES PJSC	Electric Utilities	6,229,280	—
LUKOIL PJSC	Oil, Gas & Consumable Fuels	36,048	—
[b] M.Video PJSC	Specialty Retail	8,000	—
Magnit PJSC	Food & Staples Retailing	8,112	—
Magnitogorsk Iron & Steel Works PJSC	Metals & Mining	370,640	—
MMC Norilsk Nickel PJSC	Metals & Mining	2,888	—
Mobile TeleSystems PJSC	Wireless Telecommunication Services	147,584	—
[b] Moscow Exchange MICEX-RTS PJSC	Capital Markets	253,248	—
Mosenergo PJSC	Electric Utilities	1,418,704	—
Novatek PJSC	Oil, Gas & Consumable Fuels	47,472	—
Novolipetsk Steel PJSC	Metals & Mining	200,944	—
PhosAgro PJSC	Chemicals	6,208	—
[b] Polyus PJSC	Metals & Mining	3,504	—
Raspadskaya OJSC	Metals & Mining	10,720	—
Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	92,320	—
[b] ROSSETI PJSC	Electric Utilities	5,157,472	—
Rostelecom PJSC	Diversified Telecommunication Services	165,056	—
RusHydro PJSC	Electric Utilities	20,149,712	—
[b] Sberbank of Russia PJSC	Banks	959,968	—
[c] Segezha Group PJSC, 144A	Paper & Forest Products	666,096	—
Severstal PAO	Metals & Mining	27,744	—
[b] Sistema PJSFC	Wireless Telecommunication Services	499,664	—
[b] Sovcomflot PJSC	Oil, Gas & Consumable Fuels	72,128	—
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	634,480	—
Tatneft PJSC	Oil, Gas & Consumable Fuels	105,552	—
[b] Unipro PJSC	Independent Power Producers & Energy Traders	1,811,376	—
United Co. RUSAL International PJSC	Metals & Mining	447,600	—
[b] VTB Bank PJSC	Banks	886,353,216	—

Preferred Stocks 0.0%†
[a] Russia 0.0%†
[d] Bashneft PJSC, pfd.	Oil, Gas & Consumable Fuels	3,392	—
[d] Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	682,080	—
[d] Tatneft PJSC, pfd.	Oil, Gas & Consumable Fuels	10,416	—
[d] Transneft PJSC, pfd.	Oil, Gas & Consumable Fuels	276	—

Total Preferred Stocks (Cost $1,113,686)			—

Total Investments (Cost $22,476,787) 0.0%†			—
Other Assets, less Liabilities 100.0%			4,675

Net Assets 100.0%			$4,675

†Rounds to less than 0.1% of net assets.
aFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
bNon-income producing.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $0, representing 0.0% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin FTSE Saudi Arabia ETF	Industry	Shares
Common Stocks 100.0%
Saudi Arabia 100.0%
Abdullah Al Othaim Markets Co.	Food & Staples Retailing	858	$23,744
ACWA Power Co.	Independent Power Producers & Energy Traders	2,586	104,596
Advanced Petrochemical Co.	Chemicals	2,475	27,990
[a] Al Rajhi Bank	Banks	31,299	626,313
Alinma Bank	Banks	18,822	163,027
Almarai Co. JSC	Food Products	4,899	69,744
Arab National Bank	Banks	12,936	110,324
Arabian Centres Co. Ltd.	Real Estate Management & Development	3,123	15,873
Arabian Internet & Communications Services Co.	IT Services	489	31,594
[a] Bank AlBilad	Banks	9,522	112,627
Bank Al-Jazira	Banks	7,809	39,648
Banque Saudi Fransi	Banks	11,421	123,388
BinDawood Holding Co.	Food & Staples Retailing	570	7,341
Bupa Arabia for Cooperative Insurance Co.	Insurance	1,391	53,227
[a] Co. for Cooperative Insurance	Insurance	1,191	25,512
Dallah Healthcare Co.	Health Care Providers & Services	735	28,946
[a] Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	10,284	31,799
Dr Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services	1,782	104,606
Elm Co.	IT Services	498	43,996
[a] Emaar Economic City	Real Estate Management & Development	8,532	18,935
Etihad Etisalat Co.	Wireless Telecommunication Services	7,332	67,799
Jarir Marketing Co.	Specialty Retail	1,143	45,623
[a] Mobile Telecommunications Co. Saudi Arabia	Wireless Telecommunication Services	8,553	22,896
Mouwasat Medical Services Co.	Health Care Providers & Services	924	51,388
Nahdi Medical Co.	Food & Staples Retailing	756	33,636
[a] National Industrialization Co.	Chemicals	6,369	20,947
Qassim Cement Co.	Construction Materials	858	13,950
[a] Rabigh Refining & Petrochemical Co.	Oil, Gas & Consumable Fuels	8,118	23,071
Riyad Bank	Banks	26,823	226,975
SABIC Agri-Nutrients Co.	Chemicals	4,452	173,199
Sahara International Petrochemical Co.	Chemicals	6,981	63,067
[a] Saudi Airlines Catering Co.	Commercial Services & Supplies	780	15,567
[a] Saudi Arabian Mining Co.	Metals & Mining	14,040	241,721
[b] Saudi Arabian Oil Co., 144A	Oil, Gas & Consumable Fuels	46,305	395,527
Saudi Basic Industries Corp.	Chemicals	15,144	360,264
Saudi British Bank	Banks	18,732	194,149
Saudi Cement Co.	Construction Materials	1,458	19,787
Saudi Electricity Co.	Electric Utilities	15,189	93,365
[a] Saudi Ground Services Co.	Transportation Infrastructure	1,734	10,077
Saudi Industrial Investment Group	Chemicals	7,188	42,042
Saudi Investment Bank	Banks	9,522	43,936
[a] Saudi Kayan Petrochemical Co.	Chemicals	14,283	51,917
Saudi National Bank	Banks	35,529	477,439
[a] Saudi Research & Media Group	Media	624	30,220
Saudi Tadawul Group Holding Co.	Capital Markets	933	44,937
Saudi Telecom Co.	Diversified Telecommunication Services	30,603	298,049
Saudia Dairy & Foodstuff Co.	Food Products	300	17,243
Savola Group	Food Products	5,085	37,143
[a] Seera Group Holding	Hotels, Restaurants & Leisure	2,856	13,239
Southern Province Cement Co.	Construction Materials	1,332	18,077
United Electronics Co.	Specialty Retail	762	14,011
[a] Yamama Cement Co.	Construction Materials	1,929	13,859
Yanbu Cement Co.	Construction Materials	1,500	14,250

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Yanbu National Petrochemical Co.	Chemicals	5,355	59,278
Total Investments (Cost $4,300,051) 100.0%			5,011,878
Other Assets, less Liabilities 0.0%†			(1,846)
Net Assets 100.0%			$5,010,032

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $395,527, representing 7.9% of net assets.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin FTSE South Africa ETF	Industry	Shares
Common Stocks 100.0%
Luxembourg 1.0%
Reinet Investments SCA	Capital Markets	1,836	$35,324
Romania 1.1%
NEPI Rockcastle PLC	Real Estate Management & Development	6,279	38,036
South Africa 97.9%
Absa Group Ltd.	Banks	11,241	128,100
African Rainbow Minerals Ltd.	Metals & Mining	1,434	24,272
Anglo American Platinum Ltd.	Metals & Mining	759	63,561
AngloGold Ashanti Ltd.	Metals & Mining	5,664	109,595
Aspen Pharmacare Holdings Ltd.	Pharmaceuticals	5,016	40,190
AVI Ltd.	Food Products	4,452	19,679
Bid Corp. Ltd.	Food & Staples Retailing	4,503	87,294
Bidvest Group Ltd.	Industrial Conglomerates	4,593	57,872
Capitec Bank Holdings Ltd.	Banks	1,149	125,507
Clicks Group Ltd.	Food & Staples Retailing	3,303	52,429
[a] Dis-Chem Pharmacies Ltd., 144A, Reg S	Food & Staples Retailing	5,028	8,496
[b] Discovery Ltd.	Insurance	7,110	51,544
[b] Distell Group Holdings Ltd.	Beverages	2,037	21,124
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	3,264	41,687
FirstRand Ltd.	Diversified Financial Services	67,173	245,242
Foschini Group Ltd.	Specialty Retail	4,344	25,786
Gold Fields Ltd.	Metals & Mining	11,886	123,051
Growthpoint Properties Ltd.	Equity Real Estate Investment Trusts (REITs)	45,942	39,259
Harmony Gold Mining Co. Ltd.	Metals & Mining	7,248	25,047
Impala Platinum Holdings Ltd.	Metals & Mining	11,004	137,843
Investec Ltd.	Capital Markets	3,882	24,526
Kumba Iron Ore Ltd.	Metals & Mining	732	21,179
Life Healthcare Group Holdings Ltd.	Health Care Providers & Services	18,729	18,580
Momentum Metropolitan Holdings	Insurance	16,944	17,128
Mr Price Group Ltd.	Specialty Retail	3,474	32,451
MTN Group Ltd.	Wireless Telecommunication Services	24,369	182,320
MultiChoice Group	Media	4,188	28,857
Naspers Ltd., N	Internet & Direct Marketing Retail	2,876	477,391
Nedbank Group Ltd.	Banks	5,676	70,914
Netcare Ltd.	Health Care Providers & Services	19,482	16,602
[b] Northam Platinum Ltd.	Metals & Mining	5,007	55,081
Old Mutual Ltd.	Insurance	61,140	37,586
OUTsurance Group Ltd.	Insurance	11,370	21,076
[a] Pepkor Holdings Ltd., 144A, Reg S	Specialty Retail	24,342	28,612
Pick ’N Pay Stores Ltd.	Food & Staples Retailing	4,689	15,650
Redefine Properties Ltd.	Equity Real Estate Investment Trusts (REITs)	89,349	22,213
Remgro Ltd.	Diversified Financial Services	6,882	53,806
Resilient REIT Ltd.	Equity Real Estate Investment Trusts (REITs)	4,074	12,870
Royal Bafokeng Platinum Ltd.	Metals & Mining	1,011	9,798
Sanlam Ltd.	Insurance	23,757	68,025
Santam Ltd.	Insurance	552	8,320
[b] Sappi Ltd.	Paper & Forest Products	7,689	22,251
Sasol Ltd.	Chemicals	7,548	119,521
Shoprite Holdings Ltd.	Food & Staples Retailing	6,567	87,226
Sibanye Stillwater Ltd.	Metals & Mining	37,911	99,640
SPAR Group Ltd.	Food & Staples Retailing	2,604	17,370
Standard Bank Group Ltd.	Banks	17,982	177,326
Tiger Brands Ltd.	Food Products	2,130	26,291
Transaction Capital Ltd.	Consumer Finance	7,944	15,454
Truworths International Ltd.	Specialty Retail	4,980	16,098
Vodacom Group Ltd.	Wireless Telecommunication Services	8,064	58,152

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Woolworths Holdings Ltd.		Multiline Retail	12,645	49,369
				3,339,261
Total Investments (Cost $3,729,388) 100.0%				3,412,621
Other Assets, less Liabilities 0.0%†				(794)
Net Assets 100.0%				$3,411,827
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $37,108, representing 1.1% of net assets.
[b]Non-income producing.
Abbreviations
Selected Portfolio
REIT	– Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin FTSE South Korea ETF	Industry	Shares
Common Stocks 94.7%
South Korea 94.7%
[a] Alteogen Inc., A	Biotechnology	6,528	$197,466
Amorepacific Corp., H	Personal Products	5,632	612,416
AMOREPACIFIC Group, A	Personal Products	5,632	155,442
BGF retail Co. Ltd.	Food & Staples Retailing	1,216	202,426
BNK Financial Group Inc., H	Banks	56,512	290,493
Celltrion Healthcare Co. Ltd., A	Health Care Providers & Services	19,200	880,664
Celltrion Inc., A	Biotechnology	21,376	2,713,205
[a] Celltrion Pharm Inc., A	Pharmaceuticals	3,904	206,546
Cheil Worldwide Inc., A	Media	13,376	243,825
CJ CheilJedang Corp., A	Food Products	1,536	462,197
CJ Corp., A	Industrial Conglomerates	2,496	166,005
CJ ENM Co. Ltd., A	Internet & Catalog Retail	1,984	164,274
[a] CJ Logistics Corp., A	Road & Rail	1,600	118,561
Coway Co. Ltd.	Household Durables	10,944	483,804
[a] Daewoo Engineering & Construction Co. Ltd., A	Construction & Engineering	34,880	115,301
[a] Daewoo Shipbuilding & Marine Engineering Co.
Ltd., A	Machinery	9,408	140,990
DB Insurance Co. Ltd., A	Insurance	8,640	446,178
DGB Financial Group Inc., A	Banks	29,568	163,448
DL E&C Co. Ltd., A	Construction & Engineering	5,952	158,861
DL Holdings Co. Ltd., A	Construction & Engineering	2,304	107,866
Dongsuh Companies Inc., A	Food & Staples Retailing	5,952	95,081
Doosan Bobcat Inc., A	Machinery	4,736	129,589
[a] Doosan Enerbility Co. Ltd., H	Electrical Equipment	81,216	989,107
Ecopro BM Co. Ltd.	Electrical Equipment	7,616	554,712
[a] E-MART Inc., A	Food & Staples Retailing	3,776	292,644
F&F Co. Ltd. / New	Textiles, Apparel & Luxury Goods	3,072	351,051
Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	9,920	260,846
Green Cross Corp.	Biotechnology	1,024	104,870
GS Engineering & Construction Corp.	Construction & Engineering	11,968	200,177
[a] GS Holdings Corp.	Oil, Gas & Consumable Fuels	9,856	341,394
GS Retail Co. Ltd.	Food & Staples Retailing	7,488	166,696
Hana Financial Group Inc.	Banks	55,872	1,857,982
[a] Hanjin Kal Corp.	Airlines	4,160	123,204
Hankook Tire & Technology Co. Ltd.	Auto Components	14,272	351,580
Hanmi Pharm Co. Ltd.	Pharmaceuticals	1,472	346,901
Hanmi Science Co. Ltd.	Pharmaceuticals	2,872	73,702
Hanon Systems	Auto Components	31,104	198,997
Hanssem Co. Ltd.	Household Durables	1,664	58,691
Hanwha Aerospace Co. Ltd.	Aerospace & Defense	6,656	387,411
Hanwha Corp.	Industrial Conglomerates	8,128	164,874
Hanwha Corp.	Industrial Conglomerates	4,480	49,069
[a] Hanwha Life Insurance Co. Ltd.	Insurance	54,208	118,747
[a] Hanwha Solutions Corp.	Chemicals	22,272	757,371
HD Hyundai Co. Ltd.	Machinery	9,728	439,279
Hite Jinro Co. Ltd.	Beverages	5,824	117,678
HL Mando Co. Ltd.	Auto Components	6,336	201,930
[a] HLB Inc.	Leisure Products	19,584	439,846
HMM Co. Ltd.	Marine	56,576	874,702
Hotel Shilla Co. Ltd.	Specialty Retail	6,016	395,358
[a] HYBE Co. Ltd.	Entertainment	3,520	482,974
Hyundai Department Store Co. Ltd.	Multiline Retail	2,880	134,377
[a] Hyundai Doosan Infracore Co. Ltd.	Machinery	26,176	165,605
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	14,080	388,606
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	3,584	463,412
[a] Hyundai Heavy Industries Co. Ltd.	Machinery	2,816	258,328
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	11,520	268,299
[a] Hyundai Mipo Dockyard Co. Ltd.	Machinery	3,968	265,161
Hyundai Mobis Co. Ltd.	Auto Components	11,904	1,887,507

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Hyundai Motor Co.	Automobiles	27,008	3,225,155
Hyundai Steel Co.	Metals & Mining	14,528	351,567
Hyundai Wia Corp.	Auto Components	3,008	117,632
Iljin Materials Co. Ltd.	Electronic Equipment, Instruments & Components	3,328	136,594
[a] Industrial Bank of Korea	Banks	49,088	381,213
[a] Kakao Corp.	Interactive Media & Services	58,688	2,464,478
[a] Kakao Games Corp.	Entertainment	5,632	198,868
[a] KakaoBank Corp.	Banks	32,960	633,395
[a] Kakaopay Corp.	IT Services	4,032	172,823
[a] Kangwon Land Inc.	Hotels, Restaurants & Leisure	20,608	378,099
KB Financial Group Inc.	Banks	75,328	2,889,212
KCC Corp.	Building Products	832	134,554
KEPCO Plant Service & Engineering Co. Ltd.	Commercial Services & Supplies	4,160	109,223
Kia Corp.	Automobiles	49,984	2,344,050
Korea Aerospace Industries Ltd.	Aerospace & Defense	13,632	548,730
[a] Korea Electric Power Corp.	Electric Utilities	49,408	851,795
Korea Gas Corp.	Gas Utilities	4,928	141,078
Korea Investment Holdings Co. Ltd.	Capital Markets	7,360	310,232
[a] Korea Shipbuilding & Offshore Engineering Co.
Ltd.	Machinery	8,384	468,761
Korea Zinc Co. Ltd.	Metals & Mining	1,856	827,824
[a] Korean Air Lines Co. Ltd.	Airlines	35,840	650,477
[a] Krafton Inc.	Entertainment	5,696	756,764
KT&G Corp.	Tobacco	20,800	1,505,101
Kumho Petrochemical Co. Ltd.	Chemicals	3,264	325,238
[a] L&F Co. Ltd.	Electronic Equipment, Instruments & Components	4,544	623,475
LG Chem Ltd.	Chemicals	9,024	4,281,851
LG Corp.	Industrial Conglomerates	17,216	1,063,321
LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	43,456	427,859
LG Electronics Inc.	Household Durables	20,928	1,431,611
[a] LG Energy Solution Ltd.	Electrical Equipment	6,720	2,314,401
LG H&H Co. Ltd.	Personal Products	1,728	986,648
LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	2,752	549,529
LG Uplus Corp.	Diversified Telecommunication Services	40,896	357,375
Lotte Chemical Corp.	Chemicals	3,204	452,285
Lotte Chilsung Beverage Co. Ltd.	Beverages	576	80,171
Lotte Corp.	Industrial Conglomerates	5,056	123,151
LOTTE Fine Chemical Co. Ltd.	Chemicals	3,392	152,097
Lotte Shopping Co. Ltd.	Multiline Retail	2,176	156,596
LS Corp.	Electrical Equipment	3,392	186,969
Meritz Financial Group Inc.	Diversified Financial Services	4,992	168,571
Mirae Asset Securities Co. Ltd.	Capital Markets	50,688	243,719
Mirae Asset Securities Co. Ltd.	Capital Markets	27,136	76,826
NAVER Corp.	Interactive Media & Services	27,968	3,925,915
NCSoft Corp.	Entertainment	3,072	1,088,380
[b] Netmarble Corp., 144A	Software	3,264	155,908
NH Investment & Securities Co. Ltd.	Capital Markets	26,176	181,545
[a] NHN Corp.	Software	3,072	60,493
NongShim Co. Ltd.	Food Products	640	180,688
[a] OCI Co. Ltd.	Chemicals	3,520	224,924
Orion Corp/Republic of Korea	Food Products	4,224	427,578
Ottogi Corp.	Food Products	256	96,367
Pan Ocean Co. Ltd.	Marine	36,160	163,857
[a] Paradise Co. Ltd.	Hotels, Restaurants & Leisure	8,960	124,710
[a] Pearl Abyss Corp.	Entertainment	5,952	197,459
POSCO Chemical Co. Ltd.	Construction Materials	5,312	756,157
POSCO Holdings Inc.	Metals & Mining	14,528	3,176,743
Posco International Corp.	Trading Companies & Distributors	9,472	169,290
S-1 Corp.	Commercial Services & Supplies	3,648	171,077
[a,b] Samsung Biologics Co. Ltd., 144A	Life Sciences Tools & Services	3,584	2,326,978
Samsung C&T Corp.	Industrial Conglomerates	16,256	1,459,119
Samsung Card Co. Ltd.	Consumer Finance	5,760	134,605
Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	10,816	1,116,242
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	474,112	20,734,198
[a] Samsung Engineering Co. Ltd.	Construction & Engineering	30,592	538,293

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Samsung Fire & Marine Insurance Co. Ltd.	Insurance	6,400	1,012,258
[a] Samsung Heavy Industries Co. Ltd.	Machinery	119,872	484,417
Samsung Life Insurance Co. Ltd.	Insurance	14,464	812,134
[a] Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	10,176	4,756,043
Samsung SDS Co. Ltd.	IT Services	7,104	691,018
Samsung Securities Co. Ltd.	Capital Markets	12,160	302,437
SD Biosensor Inc.	Health Care Equipment & Supplies	6,400	152,598
Seegene Inc.	Biotechnology	5,312	114,264
[a] Shin Poong Pharmaceutical Co. Ltd.	Pharmaceuticals	6,528	109,187
Shinhan Financial Group Co. Ltd.	Banks	96,640	2,690,176
[a] Shinsegae Inc.	Multiline Retail	1,344	233,832
[a] SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	4,736	270,040
[a] SK Bioscience Co. Ltd.	Biotechnology	3,840	223,203
SK Chemicals Co. Ltd.	Chemicals	1,920	111,146
SK Hynix Inc.	Semiconductors & Semiconductor Equipment	104,896	6,221,590
[a,b] SK IE Technology Co. Ltd., 144A	Chemicals	4,992	209,234
SK Inc.	Industrial Conglomerates	6,976	1,042,676
[a] SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	10,176	1,239,307
SK Networks Co. Ltd.	Trading Companies & Distributors	26,304	80,503
[a] SK Square Co. Ltd.	Semiconductors & Semiconductor Equipment	19,200	509,419
SK Telecom Co. Ltd.	Wireless Telecommunication Services	4,608	172,732
SKC Co. Ltd.	Chemicals	3,712	259,796
S-Oil Corp.	Oil, Gas & Consumable Fuels	7,936	523,418
Solus Advanced Materials Co. Ltd.	Electronic Equipment, Instruments & Components	2,624	62,254
SSANGYONG C&E Co. Ltd.	Construction Materials	21,376	97,371
[a] Wemade Co. Ltd.	Entertainment	3,328	83,036
Woori Financial Group Inc.	Banks	122,880	1,122,391
Yuhan Corp.	Pharmaceuticals	10,240	463,209

Total Common Stocks (Cost $130,214,655)			117,847,259

Preferred Stocks 3.8%
South Korea 3.8%
[c] Amorepacific Corp., 2.039%,pfd.	Personal Products	2,048	78,227
[c] CJ CheilJedang Corp., 1.780%,pfd.	Food Products	256	34,113
[c] Hyundai Motor Co., 1.353%,pfd.	Automobiles	6,784	396,471
[c] Hyundai Motor Co., 6.824%,pfd.	Automobiles	4,288	250,939
[c] LG Chem Ltd., 4.342%, pfd.	Chemicals	1,472	323,037
[c] LG Electronics Inc., 2.140%,pfd.	Household Durables	3,392	112,798
[c] LG H&H Co. Ltd., 3.819%,pfd.	Personal Products	384	95,810
[c] Samsung Electronics Co. Ltd., 2,145%, pfd.	Technology Hardware, Storage & Peripherals	82,496	3,294,621
[c] Samsung Fire & Marine Insurance Co. Ltd.,
7.846%, pfd.	Insurance	512	61,950
[c] Samsung SDI Co. Ltd., 0.379%,pfd.	Electronic Equipment, Instruments & Components	256	56,079

Total Preferred Stocks (Cost $5,165,174)			4,704,045

Right 0.0%†
South Korea 0.0%†
[a] Lotte Chemical Corp.	Chemicals	252	7,077

Total Rights (Cost $0)			7,077

Total Investments (Cost $135,379,829) 98.5%			122,558,381
Other Assets, less Liabilities 1.5%			1,862,702

Net Assets 100.0%			$124,421,083

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $2,692,120, representing 2.2% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

At December 31, 2022, the Fund had the following futures contracts outstanding.
Futures Contracts
				Value/Unrealized
	Number of	Notional	Expiration	Appreciation
Description	Type Contracts	Amount*	Date	(Depreciation)
Index Contracts
Kospi 200 Mini	Long 32	$1,852,748	3/09/23	$(52,402)
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin FTSE Switzerland ETF	Industry	Shares	Value
Common Stocks 98.6%
Switzerland 96.4%
ABB Ltd.	Electrical Equipment	54,612	$1,656,304
[a] Accelleron Industries AG	Electrical Equipment	2,933	60,692
Adecco Group AG	Professional Services	6,498	213,931
Alcon Inc.	Health Care Equipment & Supplies	18,504	1,263,600
Bachem Holding AG, B	Life Sciences Tools & Services	1,260	108,745
Baloise Holding AG	Insurance	1,836	283,179
Banque Cantonale Vaudoise	Banks	1,134	108,779
Barry Callebaut AG	Food Products	147	290,600
Belimo Holding AG	Building Products	378	179,766
BKW AG	Electric Utilities	738	100,905
Chocoladefabriken Lindt & Spruengli AG	Food Products	84	856,161
Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	17,028	2,206,720
Clariant AG	Chemicals	9,270	146,785
Credit Suisse Group AG	Capital Markets	137,394	410,459
DKSH Holding AG	Professional Services	1,458	110,626
Emmi AG	Food Products	72	60,934
EMS-Chemie Holding AG	Chemicals	290	196,217
[a] Flughafen Zurich AG	Transportation Infrastructure	774	119,714
Geberit AG	Building Products	1,391	654,756
Georg Fischer AG	Machinery	3,351	205,001
Givaudan SA	Chemicals	325	995,163
Helvetia Holding AG	Insurance	1,422	165,685
Julius Baer Group Ltd.	Capital Markets	8,514	495,638
Kuehne + Nagel International AG	Marine	2,034	473,105
Logitech International SA	Technology Hardware, Storage & Peripherals	5,814	358,568
Lonza Group AG	Life Sciences Tools & Services	2,858	1,399,654
Nestle SA	Food Products	90,072	10,430,517
Novartis AG	Pharmaceuticals	70,776	6,394,472
Partners Group Holding AG	Capital Markets	908	801,615
PSP Swiss Property AG	Real Estate Management & Development	1,854	217,422
Roche Holding AG, Bearer	Pharmaceuticals	918	355,611
Roche Holding AG, Non-Voting	Pharmaceuticals	24,228	7,607,257
Schindler Holding AG, PC	Machinery	1,674	314,644
Schindler Holding AG	Machinery	774	139,541
SGS SA	Professional Services	241	560,041
SIG Combibloc Group AG	Containers & Packaging	13,482	294,354
Sika AG	Chemicals	5,562	1,332,788
Sonova Holding AG	Health Care Equipment & Supplies	2,034	482,119
Straumann Holding AG	Health Care Equipment & Supplies	4,361	497,753
Swiss Life Holding AG	Insurance	1,242	640,062
Swiss Prime Site AG	Real Estate Management & Development	3,096	268,206
Swiss Re AG	Insurance	11,808	1,103,714
Swisscom AG	Diversified Telecommunication Services	1,044	571,650
Tecan Group AG	Life Sciences Tools & Services	522	232,677
Temenos AG	Software	2,466	135,241
The Swatch Group AG	Textiles, Apparel & Luxury Goods	1,188	337,704
The Swatch Group AG	Textiles, Apparel & Luxury Goods	1,800	93,463
UBS Group AG	Capital Markets	103,518	1,925,019
[b] VAT Group AG, 144A	Machinery	1,044	285,261
Zurich Insurance Group AG	Insurance	4,896	2,340,576
			50,483,394

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

United States 2.2%
Holcim AG, B	Construction Materials	22,320	1,155,082
Total Investments (Cost $53,968,884) 98.6%			51,638,476
Other Assets, less Liabilities 1.4%			713,743
Net Assets 100.0%			$52,352,219

[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $285,261, representing 0.5% of net assets.

At December 31, 2022, the Fund had the following futures contracts outstanding.
Futures Contracts
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Swiss Mid Cap Future Index	Long	6	$691,051	3/17/23	$(18,945)
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin FTSE Taiwan ETF	Industry	Shares	Value
Common Stocks 100.0%
China 1.3%
Airtac International Group, A	Machinery	11,250	$340,770
Silergy Corp.	Semiconductors & Semiconductor Equipment	22,850	324,512
			665,282
Taiwan 98.4%
Accton Technology Corp.	Communications Equipment	38,050	290,307
Acer Inc., H	Technology Hardware, Storage & Peripherals	203,000	155,542
Advanced Energy Solution Holding Co. Ltd.	Electrical Equipment	1,800	37,657
Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	29,198	314,442
ASE Technology Holding Co. Ltd., A	Semiconductors & Semiconductor Equipment	243,300	743,306
Asia Cement Corp.	Construction Materials	176,000	234,777
ASMedia Technology Inc.	Semiconductors & Semiconductor Equipment	2,860	62,345
ASPEED Technology Inc.	Semiconductors & Semiconductor Equipment	2,250	123,351
Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	50,540	441,509
AUO Corp., H	Electronic Equipment, Instruments & Components	510,000	248,898
Capital Securities Corp., A	Capital Markets	141,000	49,775
Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	49,300	271,077
Cathay Financial Holding Co. Ltd., A	Insurance	639,552	832,330
Chailease Holding Co. Ltd., A	Diversified Financial Services	98,622	696,295
Chang Hwa Commercial Bank Ltd., A	Banks	480,033	267,852
Cheng Shin Rubber Industry Co. Ltd., A	Auto Components	131,300	144,818
Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	44,160	123,994
China Airlines Ltd., A	Airlines	210,000	129,817
China Development Financial Holding Corp., A	Banks	1,128,000	462,423
China Motor Corp., A	Automobiles	19,080	31,970
China Steel Corp., A	Metals & Mining	882,000	855,154
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	272,380	1,001,413
Compal Electronics Inc., H	Technology Hardware, Storage & Peripherals	300,000	224,984
CTBC Financial Holding Co. Ltd., A	Banks	1,305,000	938,345
Delta Electronics Inc., A	Electronic Equipment, Instruments & Components	154,150	1,436,904
E Ink Holdings Inc.	Electronic Equipment, Instruments & Components	63,300	331,581
E.Sun Financial Holding Co. Ltd., A	Banks	967,415	756,986
Eclat Textile Co. Ltd., A	Textiles, Apparel & Luxury Goods	14,700	236,985
eMemory Technology Inc.	Semiconductors & Semiconductor Equipment	5,028	218,392
Ennostar Inc., H	Semiconductors & Semiconductor Equipment	46,360	67,499
Eternal Materials Co. Ltd., H	Chemicals	70,585	71,767
Eva Airways Corp., H	Airlines	183,000	167,606
Evergreen Marine Corp. Taiwan Ltd.	Marine	72,000	381,839
Far Eastern International Bank	Banks	171,091	61,232
Far Eastern New Century Corp.	Industrial Conglomerates	274,666	285,072
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	113,000	242,283
Feng TAY Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	31,680	212,846
First Financial Holding Co. Ltd.	Banks	742,770	640,413
Formosa Chemicals & Fibre Corp.	Chemicals	244,800	561,514
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	97,320	254,260
Formosa Plastics Corp.	Chemicals	266,740	753,299
Formosa Sumco Technology Corp.	Semiconductors & Semiconductor Equipment	4,080	18,053
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	75,000	65,275
Foxconn Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	80,580	136,067
Fubon Financial Holding Co. Ltd.	Insurance	528,349	967,807
Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	6,150	67,132
Giant Manufacturing Co. Ltd.	Leisure Products	21,575	140,742
Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	15,150	210,721
Hiwin Technologies Corp.	Machinery	20,089	119,284
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	854,800	2,778,368
Hotai Motor Co. Ltd.	Specialty Retail	22,550	431,403
[a] HTC Corp.	Technology Hardware, Storage & Peripherals	52,500	95,142
Hua Nan Financial Holdings Co. Ltd.	Banks	720,029	525,928
Innolux Corp.	Electronic Equipment, Instruments & Components	593,155	213,251

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Inventec Corp.	Technology Hardware, Storage & Peripherals	210,000	179,353
Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	7,350	487,840
Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	152,000	315,518
MediaTek Inc.	Semiconductors & Semiconductor Equipment	106,800	2,171,756
Mega Financial Holding Co. Ltd.	Banks	796,150	786,164
Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	49,300	191,679
momo.com Inc.	Internet & Catalog Retail	4,058	84,763
Nan Ya Plastics Corp.	Chemicals	400,810	925,884
Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	15,000	110,784
Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	58,310	97,134
Nien Made Enterprise Co. Ltd.	Household Durables	10,200	97,734
Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	41,300	423,945
[a] OBI Pharma Inc.	Biotechnology	11,366	25,553
[a] Oneness Biotech Co. Ltd.	Pharmaceuticals	21,600	172,530
Pegatron Corp.	Technology Hardware, Storage & Peripherals	147,000	303,704
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	190,000	211,417
Powerchip Semiconductor Manufacturing Corp.	Semiconductors & Semiconductor Equipment	205,000	212,433
Powertech Technology Inc.	Semiconductors & Semiconductor Equipment	48,700	125,491
President Chain Store Corp.	Food & Staples Retailing	40,400	357,528
Quanta Computer Inc.	Technology Hardware, Storage & Peripherals	191,100	449,530
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	33,898	309,913
Ruentex Development Co. Ltd.	Real Estate Management & Development	168,500	237,108
Shin Kong Financial Holding Co. Ltd.	Insurance	952,565	271,803
Sino-American Silicon Products Inc.	Semiconductors & Semiconductor Equipment	37,660	170,928
SinoPac Financial Holdings Co. Ltd.	Banks	765,070	416,942
Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	96,700	186,255
Taishin Financial Holding Co. Ltd.	Banks	813,872	399,846
Taiwan Business Bank	Banks	381,631	160,795
Taiwan Cement Corp.	Construction Materials	451,418	494,224
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	720,000	609,068
Taiwan Fertilizer Co. Ltd.	Chemicals	54,000	93,996
Taiwan Glass Industry Corp.	Building Products	115,000	79,509
Taiwan High Speed Rail Corp.	Transportation Infrastructure	149,000	139,375
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	123,300	379,903
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	20,440	66,503
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	653,300	9,533,115
Teco Electric and Machinery Co. Ltd.	Electrical Equipment	138,000	123,697
The Shanghai Commercial & Savings Bank Ltd.	Banks	245,556	351,930
Transcend Information Inc.	Technology Hardware, Storage & Peripherals	20,440	43,892
U-Ming Marine Transport Corp.	Marine	30,000	47,437
Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	90,000	351,385
Uni-President Enterprises Corp.	Food Products	342,700	742,588
United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	833,700	1,103,987
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	64,240	161,982
Voltronic Power Technology Corp.	Electrical Equipment	4,650	233,744
Walsin Lihwa Corp.	Electrical Equipment	245,797	377,466
Walsin Technology Corp.	Electronic Equipment, Instruments & Components	35,440	91,092
Wan Hai Lines Ltd.	Marine	65,530	170,778
Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	29,250	129,903
Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	214,000	136,468
Wistron Corp.	Technology Hardware, Storage & Peripherals	204,000	195,136
Wiwynn Corp.	Technology Hardware, Storage & Peripherals	6,340	164,402
Yageo Corp.	Electronic Equipment, Instruments & Components	27,469	403,069
Yang Ming Marine Transport Corp.	Marine	125,000	266,386
Yuanta Financial Holding Co. Ltd.	Capital Markets	856,406	604,643
Yulon Motor Co. Ltd.	Automobiles	38,911	78,492
Yulon Nissan Motor Co. Ltd.	Automobiles	2,100	12,913
Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	45,500	155,439
			48,358,884

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

United States 0.3%
Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	5,100	128,265
Total Investments (Cost $46,151,241) 100.0%			49,152,431
Other Assets, less Liabilities 0.0%†			(10,454)
Net Assets 100.0%			$49,141,977

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin FTSE United Kingdom ETF	Industry	Shares
Common Stocks 99.6%
Australia 6.8%
Glencore PLC	Metals & Mining	2,685,324	$17,843,500
Rio Tinto PLC	Metals & Mining	227,156	15,842,806
			33,686,306
Bermuda 0.2%
Hiscox Ltd.	Insurance	70,196	919,961
Chile 0.2%
Antofagasta PLC	Metals & Mining	72,376	1,345,529

Germany 0.1%
[a,b] TUI AG	Hotels, Restaurants & Leisure	253,316	408,621
Ireland 4.2%
CRH PLC	Construction Materials	156,088	6,194,147
DCC PLC	Industrial Conglomerates	20,492	1,005,713
Experian PLC	Professional Services	192,276	6,506,156
[a] Flutter Entertainment PLC	Hotels, Restaurants & Leisure	36,624	4,973,812
Smurfit Kappa Group PLC	Containers & Packaging	54,500	2,013,289
			20,693,117
Isle Of Man 0.4%
Entain PLC	Hotels, Restaurants & Leisure	122,080	1,940,624

Mexico 0.1%
Fresnillo PLC	Metals & Mining	38,368	416,207

Netherlands 8.4%
Shell PLC	Oil, Gas & Consumable Fuels	1,483,272	41,501,156

Nigeria 0.0%†
[c] Airtel Africa PLC, 144A	Wireless Telecommunication Services	225,412	303,144

Russia 0.0%†
[d] Evraz PLC	Metals & Mining	128,818	—
Switzerland 0.2%
Coca-Cola HBC AG	Beverages	40,548	962,335
United Kingdom 79.0%
3i Group PLC	Capital Markets	198,816	3,208,276
abrdn PLC	Capital Markets	426,844	971,706
Admiral Group PLC	Insurance	59,732	1,535,470
Anglo American PLC	Metals & Mining	252,008	9,811,143
Ashtead Group PLC	Trading Companies & Distributors	91,996	5,223,248
Associated British Foods PLC	Food Products	72,812	1,380,349
AstraZeneca PLC	Pharmaceuticals	308,688	41,654,782
[c] Auto Trader Group PLC, 144A	Interactive Media & Services	192,276	1,192,525
AVEVA Group PLC	Software	24,852	960,510
Aviva PLC	Insurance	583,804	3,109,599
B&M European Value Retail SA	Multiline Retail	194,892	964,234
BAE Systems PLC	Aerospace & Defense	647,024	6,662,295
Barclays PLC	Banks	3,301,828	6,296,050
Barratt Developments PLC	Household Durables	208,408	994,754
Bellway PLC	Household Durables	25,724	590,246
Berkeley Group Holdings PLC	Household Durables	22,236	1,009,190
BP PLC	Oil, Gas & Consumable Fuels	3,743,496	21,384,999
British American Tobacco PLC	Tobacco	468,264	18,483,868
BT Group PLC	Diversified Telecommunication Services	1,453,188	1,958,679
Bunzl PLC	Trading Companies & Distributors	70,632	2,344,136
Burberry Group PLC	Textiles, Apparel & Luxury Goods	80,224	1,958,980
Centrica PLC	Multi-Utilities	1,235,624	1,434,608
Compass Group PLC	Hotels, Restaurants & Leisure	366,676	8,457,608
[c] ConvaTec Group PLC, 144A	Health Care Equipment & Supplies	340,516	952,746

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Croda International PLC	Chemicals	29,212	2,320,588
Dechra Pharmaceuticals PLC	Pharmaceuticals	23,108	727,716
Derwent London PLC	Equity Real Estate Investment Trusts (REITs)	23,108	658,224
Diageo PLC	Beverages	471,316	20,693,537
Direct Line Insurance Group PLC	Insurance	277,732	739,328
Dr Martens PLC	Textiles, Apparel & Luxury Goods	117,284	268,900
DS Smith PLC	Containers & Packaging	268,140	1,036,984
[a] easyJet PLC	Airlines	77,608	303,029
Endeavour Mining PLC	Metals & Mining	38,368	808,599
Ferguson PLC	Trading Companies & Distributors	43,600	5,475,410
GSK PLC	Pharmaceuticals	835,376	14,446,071
[a] Haleon PLC	Personal Products	1,043,784	4,110,103
Halma PLC	Electronic Equipment, Instruments & Components	79,352	1,884,233
Hargreaves Lansdown PLC	Capital Markets	78,916	812,774
Hikma Pharmaceuticals PLC	Pharmaceuticals	33,572	626,756
[a] HomeServe PLC	Commercial Services & Supplies	57,552	828,675
Howden Joinery Group PLC	Trading Companies & Distributors	110,744	748,130
HSBC Holdings PLC	Banks	4,206,092	26,091,892
IMI PLC	Machinery	54,064	837,633
Imperial Brands PLC	Tobacco	197,508	4,920,333
Informa PLC	Media	297,352	2,216,215
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	36,624	2,089,970
Intermediate Capital Group PLC	Capital Markets	57,988	800,774
[a] International Consolidated Airlines Group SA	Airlines	232,388	346,182
International Distributions Services PLC	Air Freight & Logistics	146,060	374,232
Intertek Group PLC	Professional Services	33,572	1,629,081
ITV PLC	Media	780,876	705,990
J Sainsbury PLC	Food & Staples Retailing	359,700	941,952
JD Sports Fashion PLC	Specialty Retail	518,840	787,318
Johnson Matthey PLC	Chemicals	37,496	959,361
Kingfisher PLC	Specialty Retail	408,532	1,160,250
Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs)	154,780	1,156,953
Legal & General Group PLC	Insurance	1,238,676	3,717,560
Lloyds Banking Group PLC	Banks	14,029,608	7,663,492
London Stock Exchange Group PLC	Capital Markets	76,300	6,549,514
M&G PLC	Diversified Financial Services	453,876	1,025,600
Melrose Industries PLC	Industrial Conglomerates	841,916	1,362,137
Mondi PLC	Paper & Forest Products	101,152	1,715,020
National Grid PLC	Multi-Utilities	761,256	9,133,343
NatWest Group PLC	Banks	1,049,452	3,347,848
Next PLC	Multiline Retail	25,724	1,796,574
[a,d] NMC Health PLC	Health Care Providers & Services	3,705	—
[a] Ocado Group PLC	Food & Staples Retailing	126,876	941,355
Pearson PLC	Media	149,984	1,694,465
Pennon Group PLC	Water Utilities	54,064	577,824
Persimmon PLC	Household Durables	66,272	970,176
Phoenix Group Holdings PLC	Insurance	153,472	1,123,546
Prudential PLC	Insurance	574,212	7,787,866
Reckitt Benckiser Group PLC	Household Products	149,548	10,350,949
RELX PLC	Professional Services	401,556	11,051,770
Renishaw PLC	Electronic Equipment, Instruments & Components	7,104	313,445
Rentokil Initial PLC	Commercial Services & Supplies	524,072	3,202,465
Rightmove PLC	Interactive Media & Services	171,784	1,056,752
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	1,749,232	1,961,070
RS GROUP PLC	Trading Companies & Distributors	98,536	1,061,427
Schroders PLC	Capital Markets	166,988	875,793
Segro PLC	Equity Real Estate Investment Trusts (REITs)	250,700	2,302,767
Severn Trent PLC	Water Utilities	52,320	1,668,427
Smith & Nephew PLC	Health Care Equipment & Supplies	182,248	2,432,315
Smiths Group PLC	Industrial Conglomerates	74,120	1,425,206
Spirax-Sarco Engineering PLC	Machinery	15,260	1,948,517
SSE PLC	Electric Utilities	225,848	4,651,036
St. James’s Place Capital PLC	Capital Markets	111,616	1,470,179
Standard Chartered PLC	Banks	495,296	3,708,208
Tate & Lyle PLC	Food Products	83,712	716,158

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Taylor Wimpey PLC	Household Durables	737,712	902,036
Tesco PLC	Food & Staples Retailing	1,529,052	4,123,705
The British Land Co. PLC	Equity Real Estate Investment Trusts (REITs)	193,584	920,039
The Sage Group PLC	Software	212,768	1,908,279
The UNITE Group PLC	Equity Real Estate Investment Trusts (REITs)	66,272	725,439
The Weir Group PLC	Machinery	54,064	1,085,411
Unilever PLC	Personal Products	530,176	26,670,661
United Utilities Group PLC	Water Utilities	142,572	1,700,250
Vodafone Group PLC	Wireless Telecommunication Services	5,175,320	5,244,272
Whitbread PLC	Hotels, Restaurants & Leisure	42,292	1,307,438
[a] Wise PLC, A	IT Services	147,368	997,670
WPP PLC	Media	218,872	2,159,433
			391,394,631

Total Investments before Short-Term
Investments (Cost $548,574,059)			493,571,631

Short-Term Investments 0.1%
Investments from Cash Collateral
Received for Loaned Securities 0.1%
United States 0.1%
[e,f] Institutional Fiduciary Trust Portfolio, 3.84%	Money Market Funds	645,155	645,155

Total Short-Term Investments
(Cost $645,155)			645,155

Total Investments (Cost $549,219,214)
99.7%			494,216,786
Other Assets, less Liabilities 0.3%			1,379,511

Net Assets 100.0%			$495,596,297

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bA portion or all of the security is on loan at December 31, 2022.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $2,448,415, representing 0.5% of net assets.
dFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
eSee Note 3 regarding investments in affiliated management investment companies.
fThe rate shown is the annualized seven-day effective yield at period end.

At December 31, 2022, the Fund had the following futures contracts outstanding.
Futures Contracts
Value/Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
FTSE 100 Index			Long	17	$1,526,745	3/17/23	$3,456
*As of period end.
Selected Portfolio

ADR	–	American Depositary Receipt
REIT	–	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin Genomic Advancements ETF	Country	Shares	Value
Common Stocks 94.9%
Biotechnology 34.0%
[a] Alnylam Pharmaceuticals Inc.	United States	1,333	$316,787
[a] Avid Bioservices Inc.	United States	12,366	170,280
[a] Bavarian Nordic A/S	Denmark	1,775	54,362
[a] Beam Therapeutics Inc.	United States	2,006	78,455
BioNTech SE	Germany	1,603	240,803
[a] CRISPR Therapeutics AG	Switzerland	1,599	64,999
[a] Dynavax Technologies Corp.	United States	7,840	83,418
[a] Editas Medicine Inc.	United States	7,820	69,363
[a] Exact Sciences Corp.	United States	2,420	119,814
[a] Fate Therapeutics Inc.	United States	2,221	22,410
[a] Intellia Therapeutics Inc.	United States	5,314	185,405
[a] Ionis Pharmaceuticals Inc.	United States	5,250	198,292
[a] IVERIC bio Inc.	United States	3,135	67,120
[a] Krystal Biotech Inc.	United States	2,418	191,554
[a] Ligand Pharmaceuticals Inc.	United States	939	62,725
[a] Moderna Inc.	United States	2,463	442,404
[a] PTC Therapeutics Inc.	United States	3,224	123,060
[a] Regeneron Pharmaceuticals Inc.	United States	492	354,973
[a] Sarepta Therapeutics Inc.	United States	2,139	277,172
[a] Taysha Gene Therapies Inc.	United States	176	398
[a] Twist Bioscience Corp.	United States	1,449	34,501
[a] Veracyte Inc.	United States	801	19,008
[a] Vertex Pharmaceuticals Inc.	United States	1,201	346,825
[a] Verve Therapeutics Inc.	United States	2,820	54,567
			3,578,695
Chemicals 3.6%
Corteva Inc.	United States	5,360	315,060
FMC Corp.	United States	511	63,773
			378,833
Equity Real Estate Investment Trusts (REITs) 0.5%
Alexandria Real Estate Equities Inc.	United States	373	54,335
Health Care Providers & Services 2.2%
[a] Fulgent Genetics Inc.	United States	657	19,565
[a] Guardant Health Inc.	United States	1,308	35,578
Laboratory Corp. of America Holdings	United States	508	119,624
[a] Privia Health Group Inc.	United States	2,687	61,022
			235,789
Health Care Technology 1.6%
[a] Doximity Inc.	United States	1,719	57,690
[a] Schrodinger Inc.	United States	3,978	74,349
Simulations Plus Inc.	United States	1,004	36,716
			168,755
Life Sciences Tools & Services 46.8%
Agilent Technologies Inc.	United States	1,704	255,004
[a] Avantor Inc.	United States	1,209	25,498
[a] Bio-Rad Laboratories Inc., A	United States	239	100,497
Bio-Techne Corp.	United States	1,460	121,005
Bruker Corp.	United States	4,171	285,088
[a] Charles River Laboratories International Inc.	United States	1,111	242,087
Danaher Corp.	United States	2,427	644,174
[a] Evotec SE	Germany	5,328	86,773
[a] ICON PLC	Ireland	548	106,449
[a] Illumina Inc.	United States	288	58,234
[a] IQVIA Holdings Inc.	United States	543	111,255
Lonza Group AG	Switzerland	436	213,523

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

[a] Medpace Holdings Inc.	United States	2,262	480,471
[a] Olink Holding AB	Sweden	560	14,213
[a] OmniAb Inc.	United States	3,101	11,164
OmniAb Inc.	United States	240	0
OmniAb Inc.	United States	240	0
[a] Oxford Nanopore Technologies PLC	United Kingdom	33,333	98,837
PerkinElmer Inc.	United States	1,402	196,588
[a] QIAGEN NV	Netherlands	5,038	251,245
[a] Repligen Corp.	United States	3,498	592,246
[a,b] Samsung Biologics Co. Ltd., 144A	South Korea	570	370,083
Thermo Fisher Scientific Inc.	United States	1,224	674,045
			4,938,479
Pharmaceuticals 4.9%
AstraZeneca PLC	United Kingdom	3,866	262,115
Bristol-Myers Squibb Co.	United States	1,610	115,840
Eli Lilly & Co.	United States	366	133,897
			511,852
Semiconductors & Semiconductor Equipment 0.3%
[a] Azenta Inc.	United States	544	31,672
Software 1.0%
[a] Cadence Design Systems Inc.	United States	682	109,556

Total Common Stocks (Cost $12,854,788)			10,007,966

Preferred Stock 4.0%
Health Care Equipment & Supplies 4.0%
[c] Sartorius AG, 0.00%, 0.341%, pfd.	Germany	1,055	415,925

Total Preferred Stocks (Cost $642,905)			415,925

Total Investments (Cost $13,497,693) 98.9%			10,423,891
Other Assets, less Liabilities 1.1%			118,126

Net Assets 100.0%			$10,542,017

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $370,083, representing 3.5% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

Abbreviations

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin High Yield Corporate ETF	Country	Principal Amount*
Corporate Bonds & Notes 90.9%
Airlines 1.9%
[a] American Airlines Inc/AAdvantage Loyalty IP Ltd., senior secured note, 144A,
5.50%, 4/20/26	United States	2,200,000	$2,119,484
[a] United Airlines Inc., 144A, 4.375%, 4/15/26	United States	1,700,000	1,578,664
3,698,148
Automobiles & Components 3.6%
Dana Inc., senior note, 5.625%, 6/15/28	United States	1,700,000	1,549,492
[a] Dornoch Debt Merger Sub Inc., 144A, 6.625%, 10/15/29	United States	1,500,000	1,054,209
Goodyear Tire & Rubber Co.,
5.00%, 7/15/29	United States	1,000,000	835,450
senior bond, 4.875%, 3/15/27	United States	1,000,000	916,190
[a] Jaguar Land Rover Automotive PLC, 144A, 5.50%, 7/15/29	United Kingdom	2,500,000	1,773,765
[a] Real Hero Merger Sub 2 Inc., senior note, 144A, 6.25%, 2/01/29	United States	1,300,000	892,840
7,021,946
Capital Goods 3.8%
[a] ATS Corp., 144A, 4.125%, 12/15/28	Canada	900,000	777,546
[a] Chart Industries Inc., 144A, 7.50%, 1/01/30	United States	900,000	905,886
[a] Cornerstone Building Brands Inc., senior note, 144A, 6.125%, 1/15/29	United States	1,400,000	988,218
[a] Standard Industries Inc., 144A, 4.75%, 1/15/28	United States	200,000	180,270
[a] Stericycle Inc., Senior note, 144A, 3.875%, 1/15/29	United States	1,100,000	961,196
[a] TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	2,400,000	2,372,136
[a] Vertiv Group Corp., 144A, 4.125%, 11/15/28	United States	1,600,000	1,361,888
7,547,140
Chemicals 0.9%
Celanese US Holdings LLC, 6.33%, 7/15/29	United States	1,900,000	1,850,171

Commercial & Professional Services 5.0%
[a] Ahern Rentals Inc., secured note, senior lien, 144A, 7.375%, 5/15/23	United States	900,000	900,000
[a] APX Group Inc., 144A, 5.75%, 7/15/29	United States	1,100,000	912,436
[a] Gartner Inc., 144A, 3.625%, 6/15/29	United States	600,000	527,955
Grand Canyon University, unsecured note, 5.125%, 10/01/28	United States	1,700,000	1,603,593
[a] H&E Equipment Services Inc., senior note, 144A, 3.875%, 12/15/28	United States	1,900,000	1,621,735
[a] Herc Holdings Inc., senior note, 144A, 5.50%, 7/15/27	United States	600,000	560,868
[a] MPH Acquisition Holdings LLC, 144A, 5.75%, 11/01/28	United States	1,600,000	1,067,540
[a] NESCO Holdings II Inc., secured note, 144A, 5.50%, 4/15/29	United States	600,000	525,780
[a] Prime Security Services Borrower LLC / Prime Finance Inc., senior secured
note, first lien, 144A, 3.375%, 8/31/27	United States	1,800,000	1,556,567
[a] PROG Holdings Inc., 144A, 6.00%, 11/15/29	United States	800,000	644,784
9,921,258
Commercial Services 1.4%
[a] Ashtead Capital Inc., 1.50%, 8/12/26	United Kingdom	700,000	598,226
United Rentals North America Inc., 5.50%, 5/15/27	United States	2,100,000	2,076,543
2,674,769
Construction Materials 0.4%
[a] Camelot Return Merger Sub Inc., 144A, 8.75%, 8/01/28	United States	800,000	735,140
Consumer Durables & Apparel 1.0%
[a] Ashton Woods USA LLC / Ashton Woods Finance Co., 144A, 4.625%, 4/01/30	United States	1,200,000	964,692
[a] Kontoor Brands Inc., 144A, 4.125%, 11/15/29	United States	1,200,000	982,326
1,947,018
Consumer Services 4.4%
[a,b,c] 24 Hour Fitness Worldwide Inc., senior note, 144A, 8.00%, 6/01/22	United States	800,000	—
Carnival Corp.,
a	144A, 7.625%, 3/01/26	United States	800,000	635,492
a	senior note, 144A, 5.75%, 3/01/27	United States	1,900,000	1,359,963

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

[a] NCL Corp. Ltd., 144A, 5.875%, 3/15/26		United States	1,300,000	1,023,360
[a] Royal Caribbean Cruises Ltd., 144A, 5.50%, 8/31/26		United States	1,700,000	1,432,250
[a] Station Casinos LLC, 144A, 4.50%, 2/15/28		United States	1,400,000	1,219,304
[a] Studio City Finance Ltd., senior note, 144A, 5.00%, 1/15/29		United States	2,200,000	1,627,439
[a] Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., senior bond, 144A,
	5.50%, 3/01/25	United States	1,500,000	1,427,109
				8,724,917
	Diversified Financials 6.1%
[a] Apollo Commercial Real Estate Finance Inc., 144A, 4.625%, 6/15/29		United States	1,500,000	1,202,535
[a] Global Net Lease Inc./Global Net Lease Operating Partnership LP, senior note,
	144A, 3.75%, 12/15/27	United States	1,300,000	1,076,942
[a] Jane Street Group / JSG Finance Inc., 144A, 4.50%, 11/15/29		United States	600,000	516,867
[a] Jefferson Capital Holdings LLC, 144A, 6.00%, 8/15/26		United States	1,500,000	1,243,275
[a] Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A,
	4.75%, 6/15/29	United States	1,400,000	1,132,362
[a] Necessity Retail REIT Inc. / American Finance Operating Partner LP, 144A,
	4.50%, 9/30/28	United States	1,600,000	1,178,352
[a] Oxford Finance LLC / Oxford Finance Co-Issuer II Inc., 144A, 6.375%, 2/01/27		United States	1,500,000	1,398,165
[a] PRA Group Inc., 144A, 5.00%, 10/01/29		United States	1,500,000	1,239,705
[a] VICI Properties LP / VICI Note Co. Inc., 144A, 3.875%, 2/15/29		United States	2,000,000	1,755,758
[a] XHR LP, 144A, 4.875%, 6/01/29		United States	1,500,000	1,230,640
				11,974,601
	Energy 17.5%
[a] Antero Resources Corp., 144A, 7.625%, 2/01/29		United States	601,000	605,118
[a] Atlantica Sustainable Infrastructure PLC, 144A, 4.125%, 6/15/28		Spain	1,400,000	1,244,046
[a] Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A,
	8.125%, 1/15/27	United States	700,000	655,375
	Cheniere Energy Inc., senior secured, 4.625%, 10/15/28	United States	1,700,000	1,539,847
	Cheniere Energy Partners LP,
	4.00%, 3/01/31	United States	800,000	682,168
	senior note, 4.50%, 10/01/29	United States	1,000,000	901,476
[a] Chesapeake Energy Corp., 144A, 6.75%, 4/15/29		United States	2,000,000	1,949,900
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.,
	senior note, 5.75%, 4/01/25	United States	700,000	682,164
a	senior note, 144A, 8.00%, 4/01/29	United States	1,200,000	1,195,860
[a] CrownRock LP / CrownRock Finance Inc., 144A, 5.00%, 5/01/29		United States	1,000,000	903,846
[a] CSI Compressco LP / CSI Compressco Finance Inc., senior secured note, first
	lien, 144A, 7.50%, 4/01/25	United States	1,000,000	936,580
[a] DT Midstream Inc., 144A, 4.125%, 6/15/29		United States	1,500,000	1,291,552
	Enerflex Ltd., 9.00%, 10/15/27	Canada	1,100,000	1,098,427
	EnLink Midstream Partners LP, senior note, 4.15%, 6/01/25	United States	1,900,000	1,798,859
[a] EQM Midstream Partners LP, 144A, 7.50%, 6/01/27		United States	1,600,000	1,568,936
[a] Harbour Energy PLC, 144A, 5.50%, 10/15/26		United Kingdom	2,300,000	2,065,480
	Hilcorp Energy I LP / Hilcorp Finance Co.,
a	senior bond, 144A, 6.00%, 2/01/31	United States	400,000	346,523
a	senior note, 144A, 5.75%, 2/01/29	United States	1,700,000	1,515,570
[a] Kinetik Holdings LP, 144A, 5.875%, 6/15/30		United States	1,600,000	1,502,613
[a] Martin Midstream Partners LP / Martin Midstream Finance Corp., senior note,
	second lien, 144A, 11.50%, 2/28/25	United States	1,886,248	1,889,492
[a] Nabors Industries Inc., 144A, 7.375%, 5/15/27		United States	1,200,000	1,163,820
[a] Nabors Industries Ltd., senior note, 144A, 7.25%, 1/15/26		United States	600,000	566,387
	Occidental Petroleum Corp.,
	senior bond, 6.45%, 9/15/36	United States	800,000	817,804
	senior bond, 8.875%, 7/15/30	United States	1,500,000	1,696,027
[a] SunCoke Energy Inc., 144A, 4.875%, 6/30/29		United States	1,000,000	859,688
	Sunoco LP / Sunoco Finance Corp., senior note, 6.00%, 4/15/27	United States	1,500,000	1,479,628
	Venture Global Calcasieu Pass LLC,
a	144A, 4.125%, 8/15/31	United States	800,000	683,000
a	144A, 3.875%, 8/15/29	United States	900,000	789,080
	Weatherford International Ltd.,
a	144A, 8.625%, 4/30/30	United States	500,000	481,047
a	144A, 6.50%, 9/15/28	United States	1,500,000	1,472,610
				34,382,923

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Food 0.6%
[a] Lamb Weston Holdings Inc., 144A, 4.125%, 1/31/30		United States	1,400,000	1,238,370

Food, Beverage & Tobacco 0.2%
[a] Primo Water Holdings Inc., 144A, 4.375%, 4/30/29		Canada	400,000	345,909

Health Care Equipment & Services 3.6%
Centene Corp., senior note, 4.25%, 12/15/27		United States	2,000,000	1,880,136
CHS/Community Health Systems Inc.,
a	secured note, 144A, 6.875%, 4/15/29	United States	1,400,000	722,166
a	senior secured note, 144A, 6.00%, 1/15/29	United States	1,000,000	837,780
[a] DaVita Inc., 144A, 4.625%, 6/01/30		United States	2,500,000	2,016,354
Tenet Healthcare Corp.,
a	senior note, 144A, 6.125%, 10/01/28	United States	500,000	448,715
a	144A, 6.125%, 6/15/30	United States	1,300,000	1,240,922
				7,146,073
Healthcare-Products 0.9%
[a] Garden Spinco Corp., 144A, 8.625%, 7/20/30		United States	1,600,000	1,698,312

Household & Personal Products 1.1%
[a] Spectrum Brands Inc., senior bond, 144A, 5.50%, 7/15/30		United States	800,000	707,331
[a] VM Consolidated Inc., senior note, 144A, 5.50%, 4/15/29		United States	1,600,000	1,411,296
				2,118,627
Insurance 0.5%
Jones Deslauriers Insurance Management Inc., 10.50%, 12/15/30		Canada	1,000,000	986,154

Internet 0.4%
[a] Match Group Holdings II LLC, 144A, 4.625%, 6/01/28		United States	900,000	803,907

Leisure Time 0.3%
[a] Carnival Holdings Bermuda Ltd., 144A, 10.375%, 5/01/28		United States	600,000	617,031

Lodging 0.6%
Las Vegas Sands Corp., 3.50%, 8/18/26		United States	1,400,000	1,265,669

Materials 9.7%
[a] Advanced Drainage Systems Inc., 144A, 6.375%, 6/15/30		United States	1,400,000	1,362,214
[a] Arcosa Inc., 144A, 4.375%, 4/15/29		United States	1,400,000	1,215,838
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc.,
a	senior note, 144A, 5.25%, 8/15/27	Luxembourg	200,000	149,864
a	senior secured note, first lien, 144A, 5.25%, 4/30/25	Luxembourg	1,700,000	1,620,590
[a] ASP Unifrax Holdings Inc., 144A, 5.25%, 9/30/28		United States	400,000	322,397
[a] Consolidated Energy Finance SA, 144A, 5.625%, 10/15/28		Luxembourg	400,000	340,391
[a] Constellium SE, 144A, 3.75%, 4/15/29		France	1,700,000	1,383,311
[a] Eco Material Technologies Inc., Sr. Secured, 144A, 7.875%, 1/31/27		United States	1,300,000	1,243,526
[a] Gates Global LLC / Gates Corp., senior note, 144A, 6.25%, 1/15/26		United States	1,600,000	1,546,480
[a] Glatfelter Corp., 144A, 4.75%, 11/15/29		United States	900,000	542,340
[a] GPD Companies Inc., senior secured note, 144A, 10.125%, 4/01/26		United States	550,000	469,744
Mauser Packaging Solutions Holding Co.,
a	senior note, 144A, 7.25%, 4/15/25	United States	500,000	463,388
a	senior note, 144A, 8.50%, 4/15/24	United States	1,600,000	1,575,933
[a] Novelis Corp., senior bond, 144A, 4.75%, 1/30/30		United States	1,400,000	1,244,348
[a] OI European Group B.V., 144A, 4.75%, 2/15/30		United States	1,000,000	877,145
[a] Owens-Brockway Glass Container Inc., senior note, 144A, 5.875%, 8/15/23		United States	422,000	420,703
[a] Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC, senior
	secured note, 144A, 4.00%, 10/15/27	United States	1,400,000	1,244,111
[a] Rain CII Carbon LLC/CII Carbon Corp., senior note, second lien, 144A, 7.25%,
	4/01/25	United States	1,000,000	923,080
[a] Roller Bearing Co. of America Inc., 144A, 4.375%, 10/15/29		United States	800,000	692,760
[a] Trivium Packaging Finance B.V., senior secured note, 144A, 5.50%, 8/15/26		Netherlands	1,600,000	1,470,537
				19,108,700
Media & Entertainment 11.2%
[a] Banijay Entertainment SASU, senior note, 144A, 5.375%, 3/01/25		France	2,000,000	1,893,160
CCO Holdings LLC / CCO Holdings Capital Corp.,
a	senior bond, 144A, 5.375%, 6/01/29	United States	1,300,000	1,178,482
a	senior bond, 144A, 4.50%, 8/15/30	United States	1,700,000	1,408,297

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

[a] Clear Channel International B.V., senior secured note, first lien, 144A, 6.625%,
	8/01/25	United States	600,000	573,471
[a] Clear Channel Outdoor Holdings Inc., 144A, 7.50%, 6/01/29		United States	1,200,000	883,374
[a] Cogent Communications Group Inc., 144A, 3.50%, 5/01/26		United States	1,900,000	1,728,406
[a] CSC Holdings LLC, senior note, 144A, 7.50%, 4/01/28		United States	2,500,000	1,705,500
	Diamond Sports Group LLC / Diamond Sports Finance Co.,
a	senior note, 144A, 6.625%, 8/15/27	United States	900,000	10,125
a	first lien, 144A, 5.375%, 8/15/26	United States	900,000	106,875
[a] Directv Financing LLC / Directv Financing Co-Obligor Inc., 144A, 5.875%,
	8/15/27	United States	1,700,000	1,524,152
[a] DISH DBS Corp., 144A, 5.75%, 12/01/28		United States	2,300,000	1,840,000
[a] Everi Holdings Inc., 144A, 5.00%, 7/15/29		United States	1,000,000	860,267
[a] Motion Bondco DAC, 144A, 6.625%, 11/15/27		United Kingdom	300,000	258,733
	Netflix Inc.,
	senior unsecured, 6.375%, 5/15/29	United States	600,000	618,580
	senior bond, 5.75%, 3/01/24	United States	1,000,000	1,008,640
	senior unsecured note, 5.875%, 11/15/28	United States	1,200,000	1,219,236
[a] Northwest Fiber LLC / Northwest Fiber Finance Sub Inc., senior note, 144A,
	6.00%, 2/15/28	United States	800,000	620,427
[a] Sinclair Television Group Inc., senior bond, 144A, 5.50%, 3/01/30		United States	600,000	420,519
[a] Sirius XM Radio Inc., 144A, 4.00%, 7/15/28		United States	1,900,000	1,657,218
[a] Univision Communications Inc., senior note, 144A, 6.625%, 6/01/27		United States	1,400,000	1,353,709
[a] Virgin Media Secured Finance PLC, senior secured bond, 144A, 4.50%, 8/15/30		United Kingdom	1,400,000	1,172,080
				22,041,251
	Mining 0.7%
[a] Alcoa Nederland Holding B.V., 144A, 5.50%, 12/15/27		United States	1,500,000	1,448,071

	Oil & Gas 1.6%
	Occidental Petroleum Corp., 5.50%, 12/01/25	United States	1,400,000	1,397,200
	PBF Holding Co. LLC / PBF Finance Corp., 7.25%, 6/15/25	United States	1,800,000	1,781,766
				3,178,966
	Pharmaceuticals 0.4%
[a] 1375209 BC Ltd., 144A, 9.00%, 1/30/28		Canada	261,000	255,454
	Bausch Health Cos. Inc.,
a	144A, 14.00%, 10/15/30	Canada	92,000	55,075
a	144A, 11.00%, 9/30/28	Canada	465,000	364,953
				675,482
	Pharmaceuticals, Biotechnology & Life Sciences 1.1%
[a] Bausch Health Cos. Inc., 144A, 4.875%, 6/01/28		United States	1,000,000	637,912
[a,b] Par Pharmaceutical Inc., senior secured note, 144A, 7.50%, 4/01/27		United States	400,000	304,840
	Teva Pharmaceutical Finance Netherlands III B.V.,
	senior bond, 3.15%, 10/01/26	Israel	700,000	613,571
	4.75%, 5/09/27	Israel	700,000	633,605
				2,189,928
	Pipelines 0.3%
[a] EnLink Midstream LLC, 144A, 6.50%, 9/01/30		United States	600,000	594,630
	Retailing 1.9%
[a] Fertitta Entertainment LLC / Fertitta Entertainment Finance Co. Inc., 144A,
	6.75%, 1/15/30	United States	1,100,000	889,323
[a] Gap Inc., 144A, 3.625%, 10/01/29		United States	600,000	424,038
[a] Lithia Motors Inc., senior note, 144A, 4.625%, 12/15/27		United States	1,700,000	1,536,221
	Macy’s Retail Holdings LLC,
a	144A, 6.125%, 3/15/32	United States	400,000	336,800
a	144A, 5.875%, 3/15/30	United States	700,000	608,440
				3,794,822
	Software & Services 1.3%
[a] Gartner Inc., senior note, 144A, 4.50%, 7/01/28		United States	1,600,000	1,494,560
[a] Rocket Software Inc., senior note, 144A, 6.50%, 2/15/29		United States	1,300,000	1,026,514
				2,521,074

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

	Technology Hardware & Equipment 0.3%
[a] Condor Merger Sub Inc., 144A, 7.375%, 2/15/30		United States	700,000	564,071

	Telecommunication Services 1.9%
[a] Altice France Holding SA, senior note, 144A, 10.50%, 5/15/27		Luxembourg	600,000	458,790
[a] Altice France SA, senior note, first lien, 144A, 8.125%, 2/01/27		France	1,000,000	912,940
[a] CommScope Technologies LLC, 144A, 5.00%, 3/15/27		United States	1,400,000	953,094
[a] Iliad Holding SASU, 144A, 6.50%, 10/15/26		France	1,600,000	1,486,694
				3,811,518
	Transportation 0.8%
[a] First Student Bidco Inc. / First Transit Parent Inc., 144A, 4.00%, 7/31/29		United States	1,800,000	1,491,430
	Utilities 5.5%
	Calpine Corp.,
a	senior note, 144A, 5.125%, 3/15/28	United States	700,000	626,029
a	first lien, 144A, 4.50%, 2/15/28	United States	1,200,000	1,073,020
[a] InterGen NV, 144A, 7.00%, 6/30/23		Netherlands	2,300,000	2,235,965
[a] Leeward Renewable Energy Operations LLC, 144A, 4.25%, 7/01/29		United States	1,800,000	1,540,202
	Talen Energy Supply LLC,
a,b	senior note, 144A, 6.50%, 6/01/25	United States	1,000,000	470,000
a,b	senior note, 144A, 7.625%, 6/01/28	United States	1,000,000	1,044,395
[a] TTM Technologies Inc., senior note, 144A, 4.00%, 3/01/29		United States	1,800,000	1,546,182
[a] Vistra Operations Co. LLC, senior note, 144A, 5.50%, 9/01/26		United States	2,400,000	2,316,114
				10,851,907

	Total Corporate Bonds & Notes (Cost $203,450,467)			178,969,933

	Senior Floating Rate Interests 4.0%
	Materials 1.0%
	Hexion Holdings Corporation,
	2022 USD Term Loan, 8.935%, 3/15/29	United States	1,094,500	945,101
	2022 USD 2nd Lien Term Loan, 11.859%, 3/15/30	United States	1,186,047	942,907
				1,888,008
	Software & Services 1.4%
	Athenahealth Inc.,
	2022 Term Loan B, 7.821%, 2/15/29	United States	1,446,355	1,309,472
d	2022 Delayed Draw Term Loan, TBD, 2/15/29	United States	246,377	223,060
	McAfee LLC, 2022 USD Term Loan B, 7.974%, 3/01/29	United States	1,393,000	1,300,463
				2,832,995
	Chemicals 0.7%
	PMHC II Inc., 2022 Term Loan B, 8.494%, 4/23/29	United States	1,695,750	1,441,828
	Media & Entertainment 0.9%
	Diamond Sports Group LLC, 2022 First Priority Term Loan, 12.317%, 5/25/26	United States	198,816	188,917
	Fertitta Entertainment LLC, 2022 Term Loan B, 8.323%, 1/27/29	United States	1,687,250	1,607,536
				1,796,453

	Total Floating Rate Loans (Cost $8,856,669)			7,959,284

	Total Investments before Short-Term
	Investments (Cost $212,307,136)			186,929,217

	Short-Term Investments 3.1%
	U.S. Government & Agency Securities 3.1%
[e] Federal Home Loan Bank Discount Notes, 01/03/23		United States	6,105,000	6,105,000

	Total Short-Term Investments
	(Cost $6,103,677)			6,105,000

	Total Investments
	(Cost $218,410,813) 98.0%			193,034,217
	Other Assets, less Liabilities 2.0%			3,898,587

	Net Assets 100.0%			$196,932,804

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $147,439,310, representing 74.9% of net assets.
bDefaulted securities.
cFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
dA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
eThe security was issued on a discount basis with no stated coupon rate.

Abbreviations

Selected Portfolio

REIT – Real Estate Investment Trust
USD – Unified/Union School District

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin Intelligent Machines ETF	Country	Shares
Common Stocks 99.3%
Aerospace & Defense 2.8%
[a] Axon Enterprise Inc.	United States	1,240	$205,753
Automobiles 3.3%
[a] Tesla Inc.	United States	1,954	240,694
Computers & Peripherals 4.4%
Apple Inc.	United States	2,452	318,588
Construction & Engineering 3.4%
Quanta Services Inc.	United States	1,081	154,042
Valmont Industries Inc.	United States	271	89,612
			243,654
Electrical Equipment 0.9%
Eaton Corp. PLC	United States	266	41,748
[a] Sunrun Inc.	United States	987	23,708
			65,456
Electronic Equipment, Instruments & Components 9.4%
Amphenol Corp., A	United States	1,017	77,434
Keyence Corp.	Japan	625	243,568
[a] Keysight Technologies Inc.	United States	671	114,788
[a] Samsung SDI Co. Ltd.	South Korea	336	157,039
TE Connectivity Ltd.	Switzerland	300	34,440
[a] Trimble Inc.	United States	375	18,960
[a] Zebra Technologies Corp., A	United States	126	32,308
			678,537
Health Care Equipment & Supplies 12.8%
[a] Dexcom Inc.	United States	1,644	186,167
[a] IDEXX Laboratories Inc.	United States	312	127,284
[a] Insulet Corp.	United States	578	170,157
[a] Intuitive Surgical Inc.	United States	1,428	378,920
ResMed Inc.	United States	186	38,712
[a] Shockwave Medical Inc.	United States	130	26,729
			927,969
Health Care Technology 2.0%
[a] Inspire Medical Systems Inc.	United States	575	144,831
Household Durables 0.5%
Panasonic Holdings Corp.	Japan	4,640	39,052

Industrial Conglomerates 2.5%
Honeywell International Inc.	United States	221	47,360
Roper Technologies Inc.	United States	200	86,418
Siemens AG	Germany	366	50,639
			184,417
Semiconductors & Semiconductor Equipment 34.3%
Analog Devices Inc.	United States	996	163,374
Applied Materials Inc.	United States	1,669	162,527
ASM International NV	Netherlands	556	139,833
ASML Holding NV	Netherlands	631	344,778
[a] Enphase Energy Inc.	United States	937	248,268
Entegris Inc.	United States	1,578	103,501
[a] First Solar Inc.	United States	270	40,443
Infineon Technologies AG	Germany	3,026	91,815
KLA Corp.	United States	221	83,324
Lam Research Corp.	United States	173	72,712
Marvell Technology Inc.	United States	787	29,150
Microchip Technology Inc.	United States	611	42,923

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

NVIDIA Corp.	United States	2,267	331,299
NXP Semiconductors NV	China	228	36,031
[a] SiTime Corp.	United States	425	43,189
[a] SolarEdge Technologies Inc.	United States	236	66,852
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	2,837	211,328
Teradyne Inc.	United States	1,804	157,579
Texas Instruments Inc.	United States	447	73,853
[a] Wolfspeed Inc.	United States	623	43,012
			2,485,791
Software 23.0%
[a] Altair Engineering Inc.	United States	1,559	70,888
[a] ANSYS Inc.	United States	615	148,578
[a] Asana Inc.	United States	1,514	20,848
[a] Atlassian Corp., A	United States	308	39,633
[a] Autodesk Inc.	United States	757	141,461
Bentley Systems Inc., B	United States	1,074	39,695
[a] Cadence Design Systems Inc.	United States	1,803	289,634
Constellation Software Inc.	Canada	100	156,017
Dassault Systemes SE	France	2,037	72,818
[a] Descartes Systems Group Inc.	Canada	3,307	230,376
[a] PTC Inc.	United States	1,291	154,972
[a] Synopsys Inc.	United States	943	301,090
			1,666,010

Total Common Stocks (Cost $7,633,657)			7,200,752

Total Investments (Cost $7,633,657) 99.3%			7,200,752
Other Assets, less Liabilities 0.7%			47,630

Net Assets 100.0%			$7,248,382

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin International Aggregate Bond ETF	Principal Amount*		Value
Foreign Government and Agency Securities 90.3%
Australia 2.7%
[a] Government of Australia, senior bond, 149, Reg S, 2.25%, 5/21/28	2,500,000	AUD	$1,580,583
[a] New South Wales Treasury Corp., senior bond, Series 27, Reg S, 3.00%, 5/20/27	1,200,000	AUD	781,528
[a,b] Queensland Treasury Corp., senior bond, 144A, Reg S, 3.25%, 8/21/29	1,800,000	AUD	1,148,238
[a] Western Australian Treasury Corp., senior note, 26, Reg S, 3.00%, 10/21/26	2,500,000	AUD	1,642,450
			5,152,799
Austria 3.5%
Government of Austria,
[a,b] 144A, Reg S, 1.20%, 10/20/25	4,500,000	EUR	4,634,593
[a,b] senior bond, 144A, Reg S, 1.50%, 2/20/47	2,500,000	EUR	1,978,113
			6,612,706
Belgium 2.6%
[a,b] Government of Belgium, unsecured bond, Series 75, 144A, Reg S, 1.00%, 6/22/31	5,500,000	EUR	5,014,148
Canada 4.3%
Government of Canada,
1.25%, 3/01/25	5,000,000	CAD	3,490,694
1.25%, 6/01/30	—		—
5.00%, 6/01/37	2,500,000	CAD	2,189,199
senior bond, 2.00%, 9/01/23	2,700,000	CAD	1,961,369
senior bond, 2.00%, 12/01/51	1,000,000	CAD	561,499
			8,202,761
China 9.5%
Agricultural Development Bank of China, Series 2008, Series 2008, Unsecured 3.45%, 9/23/25	13,000,000	CNY	1,921,725
China Development Bank,
senior note, 2003, 3.23%, 1/10/25	24,000,000	CNY	3,519,172
senior note, 2004, 3.43%, 1/14/27	25,000,000	CNY	3,691,977
China Government Bond,
3.03%, 3/11/26	25,000,000	CNY	3,668,531
2.85%, 6/04/27	25,000,000	CNY	3,639,490
Export-Import Bank of China, Series 2003, Series 2003, Unsecured 2.17%, 4/07/23	11,000,000	CNY	1,590,119
			18,031,014
Cyprus 1.1%
[a] Government of Cyprus, Reg S, 1.50%, 4/16/27	2,100,000	EUR	2,053,755
France 7.1%
French Republic Government Bond OAT,
[a] Reg S, 1.00%, 11/25/25	3,500,000	EUR	3,569,008
[a,c] Reg S, 11/25/29	4,000,000	EUR	3,532,689
[a] Reg S, 2.00%, 11/25/32	6,600,000	EUR	6,447,524
			13,549,221
Germany 11.0%
Government of Germany,
[a,c] senior bond, Reg S, 8/15/26	16,000,000	EUR	15,685,716
[a] Series 2007, Reg S, 4.25%, 7/04/39	2,200,000	EUR	2,880,189
Kreditanstalt fuer Wiederaufbau, Senior note, 2.05%, 2/16/26	300,000,000	JPY	2,405,841
			20,971,746
Italy 4.1%
Italy Treasury Bond,
[a] senior bond, Reg S, 1.25%, 12/01/26	2,000,000	EUR	1,955,280
[a] senior unsecured bond, Reg S, 0.05%, 1/15/23	4,400,000	EUR	4,707,373
[a,b] Series CAC, 144A, Reg S, 2.45%, 9/01/50	1,500,000	EUR	1,070,951
			7,733,604

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Japan 19.1%
Development Bank of Japan Inc., senior bond, 2.30%, 3/19/26	1,000,000,000	JPY	8,074,086
Government of Japan,
senior bond, 1.50%, 3/20/33	600,000,000	JPY	4,993,292
senior bond, Series 155, 1.00%, 12/20/35	1,300,000,000	JPY	10,070,909
Japan Government Five Year Bond, senior bond, 142, 0.10%, 12/20/24	1,300,000,000	JPY	9,917,382
Japan Government Thirty Year Bond, senior bond, Series 65, 0.40%, 12/20/49	550,000,000	JPY	3,188,169
			36,243,838
Mexico 0.5%
[d] Mexican Bonos, senior bond, 8.00%, 11/07/47	19,000,000	MXN	870,257
Netherlands 1.6%
[a,b] Government of the Netherlands, 144A, Reg S, 0.50%, 7/15/26	3,000,000	EUR	2,983,179
Poland 1.8%
Republic of Poland Government Bond, Series 1029, 2.75%, 10/25/29	19,000,000	PLN	3,409,081
Romania 0.8%
[a] Government of Romania, senior bond, Reg S, 2.00%, 1/28/32	2,100,000	EUR	1,508,053
Spain 7.1%
Government of Spain,
[a,b] 144A, Reg S, 1.00%, 7/30/42	4,500,000	EUR	2,952,661
[c] senior note, 1/31/25	5,500,000	EUR	5,548,943
[a,b] senior unsecured bond, 144A, Reg S, 1.25%, 10/31/30	5,500,000	EUR	5,057,180
			13,558,784
[e] Supranational 4.5%
Asian Development Bank, senior bond, 339-00-1, 2.35%, 6/21/27	240,000,000	JPY	1,982,643
[a] European Investment Bank, senior bond, Reg S, 1.90%, 1/26/26	330,000,000	JPY	2,640,863
[a,c] European Union, Series SURE, Sr. Unsecured, MTN, Reg S, 7/04/35	5,500,000	EUR	3,970,806
			8,594,312
Sweden 2.3%
Government of Sweden,
[b] senior bond, Series 1060, 144A, 0.75%, 5/12/28	27,000,000	SEK	2,365,221
[a,b] Series 1057, 144A, Reg S, 1.50%, 11/13/23	22,000,000	SEK	2,083,938
			4,449,159
United Kingdom 6.7%
United Kingdom Gilt,
[a] Reg S, 1.75%, 9/07/37	5,500,000	GBP	5,005,072
[a] Reg S, 3.50%, 7/22/68	1,100,000	GBP	1,275,188
[a] United Kingdom Treasury Bond, Reg S, 4.75%, 12/07/30	5,000,000	GBP	6,519,731
			12,799,991

Total Foreign Government and Agency Securities (Cost $200,520,676)			171,738,408

Corporate Bonds & Notes 4.8%
Denmark 0.1%
[a] Nykredit Realkredit A/S, secured bond, Reg S, 1.00%10/01/50	1,039,905	DKK	110,388
France 0.7%
[a] Air Liquide Finance SA, senior note, Reg S, 1.375%4/02/30	500,000	EUR	468,414
[a] Orange SA, senior note, Reg S, 1.375%3/20/28	1,000,000	EUR	961,589
			1,430,003
Germany 0.5%
[a] Deutsche Telekom AG, senior note, Reg S, 0.875%3/25/26	500,000	EUR	499,200
[a,c] Siemens Financieringsmaatschappij NV, senior note, Reg S, 2/20/26	500,000	EUR	483,578
			982,778
Romania 0.1%
[a] Globalworth Real Estate Investments Ltd., senior note, Reg S, 3.00%3/29/25	300,000	EUR	281,831
United Kingdom 0.5%
[a] RELX Finance BV, senior note, Reg S, 0.50%3/10/28	1,000,000	EUR	907,165

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

United States 2.9%
AbbVie Inc., senior note, 1.375%5/17/24	500,000	EUR	521,384
Air Products and Chemicals Inc., senior note, 0.50%5/05/28	1,000,000	EUR	919,339
Apple Inc., senior bond, 1.625%11/10/26	500,000	EUR	508,975
AT&T Inc., senior note, 0.25%3/04/26	1,000,000	EUR	960,453
Procter & Gamble Co., senior note, 0.50%10/25/24	500,000	EUR	511,298
[a] Schlumberger Finance France SAS, senior note, Reg S, 1.00%2/18/26	500,000	EUR	497,112
Stryker Corp., senior note, 0.25%12/03/24	1,000,000	EUR	1,007,260
Verizon Communications Inc., senior note, 0.875%4/02/25	500,000	EUR	504,674
			5,430,495

Total Corporate Bonds & Notes (Cost $10,673,844)			9,142,660

Total Investments (Cost $211,194,520) 95.1%			180,881,068
Other Assets, less Liabilities 4.9%			9,376,156

Net Assets 100.0%			$190,257,224

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the value of was $96,888,086, representing 50.9% of net assets.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $29,288,222, representing 15.4% of net assets.
cThe security was issued on a discount basis with no stated coupon rate.
dPrincipal amount is stated in 100 Mexican Peso Units.
eA supranational organization is an entity formed by two or more central governments through international treaties.

At December 31, 2022 the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation

OTC Forward Exchange Contracts
Australian Dollar	CITI	Buy	750,000	$484,554	2/01/23	$26,407	$—
Australian Dollar	CITI	Sell	7,465,000	4,798,502	2/01/23	—	(287,266)
Australian Dollar	CITI	Sell	575,000	389,681	2/01/23	—	(2,056)
Canadian Dollar	CITI	Sell	13,120,000	9,624,576	2/01/23	—	(71,254)
Canadian Dollar	CITI	Sell	1,300,000	957,486	2/01/23	—	(3,228)
Chinese Yuan	CITI	Buy	25,000,000	3,541,292	2/01/23	80,642	—
Chinese Yuan	CITI	Sell	144,200,000	19,826,756	2/01/23	—	(1,064,562)
Danish Krone	CITI	Sell	1,141,000	152,702	2/01/23	—	(11,819)
Euro	CITI	Buy	4,500,000	4,766,613	2/01/23	57,115	—
Euro	CITI	Buy	2,900,000	3,038,542	2/01/23	70,083	—
Euro	CITI	Sell	77,270,000	77,049,780	2/01/23	—	(5,778,988)
Euro	CITI	Sell	6,000,000	6,227,712	2/01/23	—	(203,925)
Euro	CITI	Sell	2,000,000	1,986,164	2/01/23	—	(157,716)
Euro	CITI	Sell	1,700,000	1,701,835	2/01/23	—	(120,462)
Euro	CITI	Sell	7,100,000	7,501,402	2/01/23	—	(109,369)
Great British Pound	CITI	Buy	1,250,000	1,521,723	2/01/23	—	(10,985)
Great British Pound	CITI	Buy	900,000	1,018,041	2/01/23	69,690	—
Great British Pound	CITI	Sell	11,845,968	13,662,192	2/01/23	—	(654,731)
Great British Pound	CITI	Sell	1,200,000	1,468,810	2/01/23	18,501	—
Japanese Yen	CITI	Buy	150,000,000	1,030,685	2/01/23	111,354	—
Japanese Yen	CITI	Sell	5,949,000,000	40,959,509	2/01/23	—	(4,333,729)
Mexican Peso	CITI	Sell	7,600,000	379,850	2/01/23	—	(7,928)
Mexican Peso	CITI	Sell	11,000,000	554,166	2/01/23	—	(7,092)
Polish Zloty	CITI	Sell	14,050,000	2,905,895	2/01/23	—	(300,394)

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Forward Exchange Contracts (continued)

OTC Forward Exchange Contracts (continued)
Swedish Krona	CITI	Sell	44,500,000	$4,063,118	2/01/23	$—	$(215,762)
Total Forward Exchange Contracts						$433,792	$(13,341,266)
Net unrealized appreciation (depreciation)							$(12,907,474)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Abbreviations

Selected Portfolio

CAC – Cotation Assistée en Continu
CITI – CITIBANK
OAT – Obligation Assumable by the Treasurer

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin International Core Dividend Tilt Index ETF	Industry	Shares	Value
Common Stocks 99.3%
Australia 10.9%
Ampol Ltd.	Oil, Gas & Consumable Fuels	4,242	$81,353
ANZ Group Holdings Ltd.	Banks	32,214	516,875
APA Group	Gas Utilities	27,132	197,979
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	1,344	27,817
ASX Ltd.	Capital Markets	2,604	120,117
Atlas Arteria Ltd.	Transportation Infrastructure	28,098	125,951
Aurizon Holdings Ltd.	Road & Rail	43,680	110,489
Bendigo & Adelaide Bank Ltd.	Banks	13,272	88,294
BHP Group Ltd.	Metals & Mining	55,314	1,711,636
Challenger Ltd.	Diversified Financial Services	7,182	37,113
Cochlear Ltd.	Health Care Equipment & Supplies	294	40,697
Coles Group Ltd.	Food & Staples Retailing	14,994	170,012
Commonwealth Bank of Australia	Banks	12,306	856,229
Computershare Ltd.	IT Services	3,570	63,430
CSL Ltd.	Biotechnology	3,276	639,293
Dexus	Equity Real Estate Investment Trusts (REITs)	24,402	128,249
Domino’s Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	1,512	67,930
Endeavour Group Ltd.	Food & Staples Retailing	27,846	121,234
Fortescue Metals Group Ltd.	Metals & Mining	35,490	493,625
Glencore PLC	Metals & Mining	41,118	273,222
Goodman Group	Equity Real Estate Investment Trusts (REITs)	4,578	53,895
Harvey Norman Holdings Ltd.	Multiline Retail	14,826	41,524
Incitec Pivot Ltd.	Chemicals	15,288	38,982
Macquarie Group Ltd.	Capital Markets	3,108	351,900
Medibank Pvt Ltd.	Insurance	60,270	120,573
Mirvac Group	Equity Real Estate Investment Trusts (REITs)	29,862	43,134
National Australia Bank Ltd.	Banks	26,082	531,686
Northern Star Resources Ltd.	Metals & Mining	5,670	41,950
Origin Energy Ltd.	Oil, Gas & Consumable Fuels	14,994	78,498
REA Group Ltd.	Media	462	34,714
Rio Tinto Ltd.	Metals & Mining	7,980	629,969
Rio Tinto PLC	Metals & Mining	14,574	1,016,451
Scentre Group	Real Estate Investment Trusts (REITs)	120,204	234,767
SEEK Ltd.	Professional Services	3,990	56,687
Seven Group Holdings Ltd.	Trading Companies & Distributors	1,764	25,086
Sonic Healthcare Ltd.	Health Care Providers & Services	4,872	99,019
South32 Ltd.	Metals & Mining	101,850	276,278
Stockland	Real Estate Investment Trusts (REITs)	53,298	131,203
Suncorp Group Ltd.	Insurance	2,856	23,319
Telstra Group Ltd.	Diversified Telecommunication Services	24,696	66,823
The GPT Group	Equity Real Estate Investment Trusts (REITs)	43,848	124,889
TPG Telecom Ltd.	Diversified Telecommunication Services	8,736	28,970
Transurban Group	Transportation Infrastructure	25,242	222,190
Treasury Wine Estates Ltd.	Beverages	3,444	31,787
Vicinity Ltd.	Real Estate Investment Trusts (REITs)	86,604	117,461
Wesfarmers Ltd.	Multiline Retail	11,256	350,443
Westpac Banking Corp.	Banks	36,582	579,269
WiseTech Global Ltd.	Software	3,906	134,429
Woodside Energy Group Ltd.	Oil, Gas & Consumable Fuels	26,040	625,836
Woolworths Group Ltd.	Food & Staples Retailing	4,788	108,969
Worley Ltd.	Energy Equipment & Services	2,646	26,916
			12,119,162
Austria 0.2%
[a] BAWAG Group AG, 144A	Banks	2,016	107,148
Erste Group Bank AG	Banks	2,142	68,353
Strabag SE	Construction & Engineering	294	12,269
			187,770

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Belgium 0.8%
Ageas SA/NV	Insurance	3,696	163,383
Etablissements Franz Colruyt NV	Food & Staples Retailing	1,134	25,779
Groupe Bruxelles Lambert NV	Diversified Financial Services	1,512	120,348
KBC Group NV	Banks	6,972	447,047
Proximus SADP	Diversified Telecommunication Services	3,612	34,679
Solvay SA	Chemicals	966	97,385
			888,621
Chile 0.1%
Antofagasta PLC	Metals & Mining	7,266	135,081
China 0.2%
[a,b] Wuxi Biologics Cayman Inc., 144A	Life Sciences Tools & Services	23,708	181,798

Denmark 2.3%
AP Moller - Maersk A/S, A	Marine	71	156,615
AP Moller - Maersk A/S, B	Marine	129	289,182
Coloplast A/S, B	Health Care Equipment & Supplies	1,050	122,362
DSV A/S	Air Freight & Logistics	462	72,703
[b] Genmab A/S	Biotechnology	99	41,786
Novo Nordisk A/S, B	Pharmaceuticals	12,600	1,696,190
[a] Orsted A/S, 144A	Electric Utilities	378	34,248
Pandora A/S	Textiles, Apparel & Luxury Goods	462	32,363
Vestas Wind Systems A/S	Electrical Equipment	5,796	168,111
			2,613,560
Finland 1.8%
Elisa OYJ	Diversified Telecommunication Services	3,234	170,711
[c] Fortum OYJ, Reg S	Electric Utilities	9,618	159,515
Huhtamaki OYJ	Containers & Packaging	756	25,819
Kesko OYJ	Food & Staples Retailing	2,436	53,608
Kesko OYJ, A	Food & Staples Retailing	798	17,331
Kone OYJ, B	Machinery	4,536	233,822
Metso Outotec OYJ	Machinery	2,520	25,851
Neste OYJ	Oil, Gas & Consumable Fuels	1,806	82,919
Nordea Bank Abp	Banks	73,584	788,700
Orion OYJ	Pharmaceuticals	798	43,639
Orion OYJ, A	Pharmaceuticals	294	16,034
Sampo OYJ, A	Insurance	4,788	249,470
UPM-Kymmene OYJ	Paper & Forest Products	1,092	40,709
Wartsila OYJ Abp	Machinery	6,216	52,197
			1,960,325
France 9.3%
Air Liquide SA	Chemicals	672	94,956
Airbus SE	Aerospace & Defense	840	99,528
[a] Amundi SA, 144A	Capital Markets	1,344	76,022
AXA SA	Insurance	17,808	495,190
BNP Paribas SA	Banks	18,858	1,071,720
Bouygues SA	Construction & Engineering	4,746	142,027
Capgemini SE	IT Services	588	97,865
Cie Generale des Etablissements Michelin SCA	Auto Components	1,638	45,426
Compagnie de Saint-Gobain	Building Products	3,150	153,468
Credit Agricole SA	Banks	31,038	325,655
Danone SA	Food Products	5,292	278,045
Dassault Systemes SE	Software	4,032	144,134
EDF SA	Electric Utilities	4,611	59,053
Engie SA	Multi-Utilities	30,702	438,681
EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	1,428	257,866
Gecina SA	Equity Real Estate Investment Trusts (REITs)	1,134	115,156
Hermes International	Textiles, Apparel & Luxury Goods	106	163,471
Kering SA	Textiles, Apparel & Luxury Goods	462	234,455
Legrand SA	Electrical Equipment	672	53,660
L’Oreal SA	Personal Products	630	224,302
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	2,058	1,493,332

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Orange SA	Diversified Telecommunication Services	44,436	440,145
Pernod Ricard SA	Beverages	756	148,257
Safran SA	Aerospace & Defense	126	15,723
Sanofi	Pharmaceuticals	11,592	1,111,461
Sartorius Stedim Biotech	Life Sciences Tools & Services	252	81,356
Schneider Electric SE	Electrical Equipment	4,356	607,709
Societe Generale SA	Banks	7,560	189,446
Teleperformance	Professional Services	420	99,824
TotalEnergies SE	Oil, Gas & Consumable Fuels	19,446	1,217,207
Veolia Environnement SA	Multi-Utilities	3,402	87,139
Vinci SA	Construction & Engineering	3,528	351,261
[a,b,c] Worldline SA, 144A, Reg S	IT Services	588	22,924
			10,436,464
Germany 7.9%
adidas AG	Textiles, Apparel & Luxury Goods	1,302	177,113
Allianz SE	Insurance	5,628	1,206,702
BASF SE	Chemicals	15,288	756,904
Bayer AG	Pharmaceuticals	8,064	415,899
Bayerische Motoren Werke AG	Automobiles	5,376	478,396
Continental AG	Auto Components	210	12,546
[a] Covestro AG, 144A	Chemicals	4,536	176,940
Daimler AG	Automobiles	13,356	875,207
[a,b] Delivery Hero SE, 144A	Internet & Direct Marketing Retail	1,766	84,400
Deutsche Boerse AG	Capital Markets	1,050	180,867
Deutsche Post AG	Air Freight & Logistics	11,088	416,308
Deutsche Telekom AG	Diversified Telecommunication Services	25,788	512,959
E.ON SE	Multi-Utilities	43,932	437,638
Evonik Industries AG	Chemicals	4,788	91,648
GEA Group AG	Machinery	1,092	44,520
HeidelbergCement AG	Construction Materials	336	19,106
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	13,608	412,893
Merck KGaA	Pharmaceuticals	168	32,435
Muenchener Rueckversicherungs-Gesellschaft
Aktiengesellschaft in Muenchen	Insurance	1,008	327,039
RWE AG	Multi-Utilities	1,974	87,620
SAP SE	Software	7,644	786,355
Siemens AG	Industrial Conglomerates	6,174	854,224
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	21,966	53,990
Vonovia SE	Real Estate Management & Development	13,776	323,747
[a,b] Zalando SE, 144A	Internet & Direct Marketing Retail	672	23,746
			8,789,202
Hong Kong 3.1%
AIA Group Ltd.	Insurance	59,000	656,148
CK Asset Holdings Ltd.	Real Estate Management & Development	10,700	65,873
CK Infrastructure Holdings Ltd., A	Electric Utilities	12,600	65,947
CLP Holdings Ltd.	Electric Utilities	30,500	222,548
Hang Lung Properties Ltd.	Real Estate Management & Development	42,000	82,117
Hang Seng Bank Ltd.	Banks	8,400	139,696
Henderson Land Development Co. Ltd.	Real Estate Management & Development	30,500	106,487
HK Electric Investments & HK Electric
Investments Ltd.	Electric Utilities	63,000	41,731
HKT Trust & HKT Ltd.	Diversified Telecommunication Services	78,461	96,205
Hong Kong & China Gas Co. Ltd.	Gas Utilities	220,000	209,149
Hong Kong Exchanges & Clearing Ltd.	Capital Markets	6,100	263,541
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	1,900	96,710
Link REIT	Equity Real Estate Investment Trusts (REITs)	46,200	339,177
MTR Corp. Ltd.	Road & Rail	14,500	76,820
New World Development Co. Ltd.	Real Estate Management & Development	29,000	81,743
Power Assets Holdings Ltd.	Electric Utilities	30,500	167,057
Sino Land Co. Ltd.	Real Estate Management & Development	72,300	90,410
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	22,134	302,873
Swire Pacific Ltd., A	Real Estate Management & Development	2,000	17,604
Swire Properties Ltd.	Real Estate Management & Development	19,400	49,314

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Techtronic Industries Co. Ltd.	Household Durables	15,870	177,103
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	15,644	91,199
			3,439,452
Ireland 0.2%
Experian PLC	Professional Services	1,260	42,635
James Hardie Industries PLC	Construction Materials	1,890	33,837
Smurfit Kappa Group PLC	Containers & Packaging	4,746	175,052
			251,524
Isle Of Man 0.0%†
Entain PLC	Hotels, Restaurants & Leisure	1,596	25,371

Israel 0.5%
Bank Leumi Le-Israel BM	Banks	31,416	260,961
Bezeq The Israeli Telecommunication Corp. Ltd.	Diversified Telecommunication Services	49,812	85,620
ICL Group Ltd.	Chemicals	15,918	114,812
[b] Nice Ltd.	Software	504	97,129
			558,522
Italy 3.7%
A2A SpA	Multi-Utilities	34,104	45,315
Assicurazioni Generali SpA	Insurance	26,418	468,453
Banca Mediolanum SpA	Diversified Financial Services	4,620	38,450
Banco BPM SpA	Banks	33,306	118,510
DiaSorin SpA	Health Care Equipment & Supplies	42	5,845
Enel SpA	Electric Utilities	159,348	855,422
Eni SpA	Oil, Gas & Consumable Fuels	39,186	555,637
Ferrari NV	Automobiles	336	71,791
FinecoBank Banca Fineco SpA	Banks	8,526	141,222
Hera SpA	Multi-Utilities	15,750	42,342
[a,c] Infrastrutture Wireless Italiane SpA, 144A, Reg
S	Diversified Telecommunication Services	7,770	78,066
Intesa Sanpaolo SpA	Banks	279,090	618,950
Mediobanca Banca di Credito Finanziario SpA	Banks	14,448	138,530
Moncler SpA	Textiles, Apparel & Luxury Goods	1,848	97,628
[a,c] Poste Italiane SpA, 144A, Reg S	Insurance	10,038	97,767
Prysmian SpA	Electrical Equipment	798	29,519
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	2,142	88,584
Snam SpA	Gas Utilities	46,494	224,633
Terna - Rete Elettrica Nazionale	Electric Utilities	31,458	231,658
UniCredit SpA	Banks	11,214	158,841
UnipolSai Assicurazioni SpA	Insurance	9,912	24,352
			4,131,515
Japan 22.8%
ABC-Mart Inc.	Specialty Retail	588	33,289
Advance Residence Investment	Equity Real Estate Investment Trusts (REITs)	13	33,400
Advantest Corp.	Semiconductors & Semiconductor Equipment	4,304	276,615
AEON Co. Ltd.	Food & Staples Retailing	1,800	37,966
AGC Inc.	Building Products	2,000	66,619
Aisin Corp.	Auto Components	4,200	112,365
Asahi Group Holdings Ltd.	Beverages	1,700	53,070
Asahi Kasei Corp.	Chemicals	8,400	59,932
Astellas Pharma Inc.	Pharmaceuticals	16,810	255,631
Bridgestone Corp.	Auto Components	7,840	278,733
CANON Inc.	Technology Hardware, Storage & Peripherals	14,600	315,967
Capcom Co. Ltd.	Entertainment	1,902	60,688
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	4,830	123,290
Concordia Financial Group Ltd.	Banks	5,100	21,259
CyberAgent Inc.	Media	8,400	74,358
Daifuku Co. Ltd.	Machinery	1,160	54,332
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	12,600	405,851
Daikin Industries Ltd.	Building Products	1,224	187,387
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	1,518	155,775
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	5,180	119,307

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Daiwa House REIT Investment Corp.	Equity Real Estate Investment Trusts (REITs)	42	93,393
Daiwa Securities Group Inc.	Capital Markets	33,600	148,462
Denso Corp.	Auto Components	5,300	262,540
Dentsu Group Inc.	Media	400	12,566
Disco Corp.	Semiconductors & Semiconductor Equipment	658	188,256
East Japan Railway Co.	Road & Rail	1,210	68,962
Eisai Co. Ltd.	Pharmaceuticals	2,970	195,922
FANUC Corp.	Machinery	840	126,275
Fast Retailing Co. Ltd.	Specialty Retail	225	137,324
Fuji Electric Co. Ltd.	Electrical Equipment	600	22,873
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	380	19,080
Fujitsu Ltd.	IT Services	1,780	237,635
GLP J-Reit	Equity Real Estate Investment Trusts (REITs)	45	51,601
GMO Payment Gateway Inc.	IT Services	900	74,486
Hamamatsu Photonics K.K.	Electronic Equipment, Instruments & Components	1,200	57,478
Haseko Corp.	Household Durables	4,600	51,353
Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	500	62,905
Hitachi Construction Machinery Co. Ltd.	Machinery	2,100	47,095
Hitachi Ltd.	Industrial Conglomerates	4,100	207,913
Honda Motor Co. Ltd.	Automobiles	18,500	425,117
Hoya Corp.	Health Care Equipment & Supplies	2,010	193,543
Hulic Co. Ltd.	Real Estate Management & Development	12,672	99,882
Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	3,000	108,795
Iida Group Holdings Co. Ltd.	Household Durables	4,473	67,835
Inpex Corp.	Oil, Gas & Consumable Fuels	1,000	10,580
Isuzu Motors Ltd.	Automobiles	12,600	147,730
ITOCHU Corp.	Trading Companies & Distributors	6,170	193,875
Itochu Techno-Solutions Corp.	IT Services	2,300	53,515
Japan Exchange Group Inc.	Capital Markets	5,700	81,972
Japan Metropolitan Fund Invest	Equity Real Estate Investment Trusts (REITs)	168	133,310
Japan Post Holdings Co. Ltd.	Insurance	5,800	48,771
Japan Prime Realty Investment Corp.	Equity Real Estate Investment Trusts (REITs)	14	39,312
Japan Real Estate Investment Corp.	Equity Real Estate Investment Trusts (REITs)	14	61,222
Japan Tobacco Inc.	Tobacco	24,380	491,683
JFE Holdings Inc.	Metals & Mining	12,600	146,679
JSR Corp.	Chemicals	1,000	19,614
Kajima Corp.	Construction & Engineering	4,730	55,063
Kakaku.com Inc.	Interactive Media & Services	2,120	33,934
Kao Corp.	Personal Products	2,828	112,631
KDDI Corp.	Wireless Telecommunication Services	11,430	344,949
Keyence Corp.	Electronic Equipment, Instruments & Components	1,387	540,525
Kirin Holdings Co. Ltd.	Beverages	8,400	128,026
Koei Tecmo Holdings Co. Ltd.	Entertainment	2,396	43,437
Komatsu Ltd.	Machinery	6,500	141,680
Kubota Corp.	Machinery	1,600	22,033
Kyocera Corp.	Electronic Equipment, Instruments & Components	1,800	89,383
Kyowa Kirin Co. Ltd.	Pharmaceuticals	1,300	29,755
Kyushu Railway Co.	Road & Rail	2,800	62,008
Lasertec Corp.	Semiconductors & Semiconductor Equipment	1,554	256,105
Lawson Inc.	Food & Staples Retailing	1,325	50,512
Lixil Corp.	Building Products	6,400	97,059
M3 Inc.	Health Care Technology	4,200	113,893
Marubeni Corp.	Trading Companies & Distributors	16,800	192,899
Marui Group Co. Ltd.	Multiline Retail	1,100	18,183
Mazda Motor Corp.	Automobiles	8,400	63,981
Minebea Mitsumi Inc.	Machinery	2,000	29,876
Mitsubishi Chemical Group Corp.	Chemicals	4,200	21,795
Mitsubishi Corp.	Trading Companies & Distributors	8,900	288,898
Mitsubishi Electric Corp.	Electrical Equipment	12,600	125,432
Mitsubishi HC Capital Inc.	Diversified Financial Services	12,600	61,976
Mitsubishi Heavy Industries Ltd.	Machinery	1,000	39,668
Mitsubishi UFJ Lease & finance Co. Ltd.	Banks	115,200	776,178
Mitsui & Co. Ltd.	Trading Companies & Distributors	2,900	84,685
Mitsui OSK Lines Ltd.	Marine	8,700	216,931
Mizuho Financial Group Inc.	Banks	28,200	396,674

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

MonotaRO Co. Ltd.	Trading Companies & Distributors	3,140	44,192
MS&AD Insurance Group Holdings Inc.	Insurance	8,420	269,552
Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	6,190	309,066
NEC Corp.	IT Services	1,976	69,413
Nexon Co. Ltd.	Entertainment	980	22,000
NGK Spark Plug Co. Ltd.	Auto Components	4,200	77,637
Nidec Corp.	Electrical Equipment	4,200	217,695
Nihon M&A Center Holdings Inc.	Professional Services	6,090	75,187
Nintendo Co. Ltd.	Entertainment	22,191	930,392
Nippon Building Fund Inc.	Equity Real Estate Investment Trusts (REITs)	9	40,108
Nippon Paint Holdings Co. Ltd.	Chemicals	8,400	66,146
Nippon Prologis REIT Inc.	Equity Real Estate Investment Trusts (REITs)	20	46,762
Nippon Steel Corp.	Metals & Mining	17,100	297,042
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	4,790	136,572
Nippon Yusen KK	Marine	11,600	273,417
Nitto Denko Corp.	Chemicals	3,241	187,909
Nomura Holdings Inc.	Capital Markets	33,600	124,423
Nomura Real Estate Master Fund Inc.	Equity Real Estate Investment Trusts (REITs)	48	59,297
Nomura Research Institute Ltd.	IT Services	3,890	91,836
NSK Ltd.	Machinery	4,200	22,314
Obayashi Corp.	Construction & Engineering	4,200	31,768
OBIC Co. Ltd.	IT Services	180	26,479
Olympus Corp.	Health Care Equipment & Supplies	7,400	131,909
Omron Corp.	Electronic Equipment, Instruments & Components	992	48,155
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	5,040	117,764
Open House Group Co. Ltd.	Household Durables	100	3,653
Oracle Corp. Japan	Software	185	11,946
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	104	15,102
ORIX Corp.	Diversified Financial Services	12,600	202,305
Orix JREIT Inc.	Equity Real Estate Investment Trusts (REITs)	42	59,366
Otsuka Corp.	IT Services	2,020	63,611
Panasonic Holdings Corp.	Household Durables	8,400	70,698
Recruit Holdings Co. Ltd.	Professional Services	12,600	398,880
Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	2,050	148,065
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	8,800	71,630
SBI Holdings Inc.	Capital Markets	6,200	118,272
Sega Sammy Holdings Inc.	Leisure Products	900	13,622
Sekisui House Ltd.	Household Durables	7,250	128,219
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	5,576	239,192
SG Holdings Co. Ltd.	Air Freight & Logistics	2,370	32,871
Sharp Corp.	Household Durables	4,200	30,081
Shimadzu Corp.	Electronic Equipment, Instruments & Components	300	8,515
SHIMANO Inc.	Leisure Products	547	86,727
Shin-Etsu Chemical Co. Ltd.	Chemicals	2,550	313,568
Shionogi & Co. Ltd.	Pharmaceuticals	1,097	54,756
Shiseido Co. Ltd.	Personal Products	3,100	152,034
SoftBank Corp.	Wireless Telecommunication Services	63,000	710,478
SoftBank Group Corp.	Wireless Telecommunication Services	5,400	230,987
Sojitz Corp.	Trading Companies & Distributors	4,200	79,992
Sompo Holdings Inc.	Insurance	190	8,438
Sony Corp.	Household Durables	8,100	616,041
Square Enix Holdings Co. Ltd.	Entertainment	1,200	55,750
Subaru Corp.	Automobiles	8,400	129,077
Sumco Corp.	Semiconductors & Semiconductor Equipment	7,600	101,203
Sumitomo Chemical Co. Ltd.	Chemicals	33,600	120,705
Sumitomo Corp.	Trading Companies & Distributors	26,300	437,719
Sumitomo Electric Industries Ltd.	Auto Components	4,200	47,890
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	4,800	169,925
Sumitomo Mitsui Financial Group Inc.	Banks	24,384	978,723
Suzuki Motor Corp.	Automobiles	500	16,185
Sysmex Corp.	Health Care Equipment & Supplies	1,126	68,254
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	30,600	953,402
TDK Corp.	Electronic Equipment, Instruments & Components	5,160	169,530
The Kansai Electric Power Co. Inc.	Electric Utilities	6,700	64,946
Tokio Marine Holdings Inc.	Insurance	10,611	227,387

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Tokyo Century Corp.	Diversified Financial Services	1,040	35,312
Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	2,268	668,308
Toray Industries Inc.	Chemicals	8,400	46,894
Toshiba Corp.	Industrial Conglomerates	2,000	69,771
Tosoh Corp.	Chemicals	7,174	85,363
Toyota Industries Corp.	Auto Components	2,300	126,204
Toyota Motor Corp.	Automobiles	89,640	1,231,365
[b] Trend Micro Inc.	Software	1,490	69,336
United Urban Investment Corp.	Equity Real Estate Investment Trusts (REITs)	61	69,624
USS Co. Ltd.	Specialty Retail	4,500	71,450
Yamaha Motor Co. Ltd.	Automobiles	1,700	38,781
YASKAWA Electric Corp.	Machinery	4,304	137,818
Z Holdings Corp.	Interactive Media & Services	33,600	84,544
Zozo Inc.	Internet & Direct Marketing Retail	2,370	58,556
			25,473,663
Luxembourg 0.0%†
Eurofins Scientific SE	Life Sciences Tools & Services	672	48,095
Netherlands 4.6%
[a,b] Adyen NV, 144A	IT Services	340	467,515
[b] Argenx SE	Biotechnology	111	41,261
[b] Argenx SE	Biotechnology	182	67,654
[b] Argenx SE	Biotechnology	22	8,178
ASM International NV	Semiconductors & Semiconductor Equipment	714	179,569
ASML Holding NV	Semiconductors & Semiconductor Equipment	3,192	1,716,275
ING Groep NV	Banks	29,610	359,875
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	2,184	62,561
Koninklijke DSM NV	Chemicals	210	25,617
Koninklijke KPN NV	Diversified Telecommunication Services	71,652	221,000
Koninklijke Philips NV	Health Care Equipment & Supplies	15,456	231,002
NN Group NV	Insurance	5,082	206,971
Prosus NV	Internet & Direct Marketing Retail	6,510	447,785
Shell PLC	Oil, Gas & Consumable Fuels	38,010	1,063,499
Universal Music Group NV	Entertainment	3,528	84,756
			5,183,518
New Zealand 0.4%
Contact Energy Ltd.	Electric Utilities	16,548	80,691
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	5,670	81,043
Mercury NZ Ltd.	Electric Utilities	13,482	47,408
Meridian Energy Ltd.	Independent Power Producers & Energy Traders	24,066	79,756
Spark New Zealand Ltd.	Diversified Telecommunication Services	41,160	140,571
			429,469
Norway 1.3%
Aker ASA	Diversified Financial Services	504	36,811
Aker BP ASA	Oil, Gas & Consumable Fuels	3,990	123,171
[a,b] AutoStore Holdings Ltd., 144A	Machinery	18,564	33,779
DNB Bank ASA	Banks	21,630	426,957
Equinor ASA	Oil, Gas & Consumable Fuels	588	20,999
Gjensidige Forsikring ASA	Insurance	3,822	74,570
Mowi ASA	Food Products	840	14,257
Norsk Hydro ASA	Metals & Mining	11,172	83,152
Orkla ASA	Food Products	13,398	96,483
Salmar ASA	Food Products	1,428	55,781
Storebrand ASA	Insurance	10,080	87,385
Telenor ASA	Diversified Telecommunication Services	14,784	137,470
TOMRA Systems ASA	Commercial Services & Supplies	3,066	51,541
Yara International ASA	Chemicals	3,906	170,736
			1,413,092
Poland 0.4%
Bank Pekao SA	Banks	3,402	67,090
LPP SA	Textiles, Apparel & Luxury Goods	23	55,845
Polski Koncern Naftowy ORLEN SA	Oil, Gas & Consumable Fuels	7,434	108,876

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Powszechna Kasa Oszczednosci Bank Polski
SA	Banks	19,446	134,288
Powszechny Zaklad Ubezpieczen SA	Insurance	12,180	98,356
			464,455
Portugal 0.3%
EDP - Energias de Portugal SA	Electric Utilities	42,420	210,790
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	10,206	137,352
			348,142
Singapore 0.9%
CapitaLand Ascendas REIT, A	Equity Real Estate Investment Trusts (REITs)	75,600	154,447
DBS Group Holdings Ltd., A	Banks	8,400	212,443
Olam Group Ltd.	Food & Staples Retailing	25,200	27,432
Oversea-Chinese Banking Corp. Ltd.	Banks	22,500	204,332
Singapore Exchange Ltd.	Capital Markets	13,400	89,420
Singapore Technologies Engineering Ltd.	Aerospace & Defense	37,800	94,415
United Overseas Bank Ltd.	Banks	6,400	146,496
Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	5,802	73,801
			1,002,786
Spain 2.0%
ACS Actividades de Construccion y Servicios
SA	Construction & Engineering	5,124	146,394
Banco Bilbao Vizcaya Argentaria SA	Banks	32,928	197,992
CaixaBank SA	Banks	6,174	24,196
[a] Cellnex Telecom SA, 144A	Diversified Telecommunication Services	1,092	36,035
Endesa SA	Electric Utilities	7,056	132,801
Iberdrola SA	Electric Utilities	49,980	583,019
Industria de Diseno Textil SA	Specialty Retail	6,762	179,336
Mapfre SA	Insurance	22,134	42,757
Naturgy Energy Group SA	Gas Utilities	4,158	107,879
Red Electrica Corp. SA	Electric Utilities	9,408	163,261
Repsol SA	Oil, Gas & Consumable Fuels	8,778	139,119
Telefonica SA	Diversified Telecommunication Services	129,360	467,331
			2,220,120
Sweden 2.3%
Assa Abloy AB, B	Building Products	2,226	47,791
Atlas Copco AB, A	Machinery	13,734	162,259
Atlas Copco AB, B	Machinery	8,442	90,015
Axfood AB	Food & Staples Retailing	2,058	56,469
Castellum AB	Real Estate Management & Development	1,218	14,758
Electrolux AB, B	Household Durables	4,998	67,529
[b] Embracer Group AB	Entertainment	10,626	48,227
EQT AB	Capital Markets	5,460	115,598
Essity AB, B	Household Products	1,806	47,371
[a,c] Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure	2,394	233,300
Hennes & Mauritz AB, B	Specialty Retail	15,792	170,113
Husqvarna AB, B	Household Durables	9,282	65,137
Investor AB, A	Diversified Financial Services	504	9,377
Investor AB, B	Diversified Financial Services	1,050	19,002
Lifco AB, B	Industrial Conglomerates	4,536	75,814
Nibe Industrier AB, B	Building Products	6,426	59,884
Nordnet AB publ	Capital Markets	3,612	52,328
Securitas AB, B	Commercial Services & Supplies	8,862	73,961
Skandinaviska Enskilda Banken AB, A	Banks	6,636	76,394
Skanska AB, B	Construction & Engineering	6,846	108,411
SKF AB, B	Machinery	1,386	21,170
SSAB AB, A	Metals & Mining	4,872	26,624
SSAB AB, B	Metals & Mining	13,356	69,475
Svenska Handelsbanken AB, A	Banks	17,892	180,474
Swedbank AB, A	Banks	13,146	223,695
Tele2 AB, B	Wireless Telecommunication Services	12,054	98,450
Telefonaktiebolaget LM Ericsson, B	Communications Equipment	13,986	81,746
Telia Co. AB	Diversified Telecommunication Services	54,852	140,348

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Volvo AB, A	Machinery	672	12,776
Volvo AB, B	Machinery	4,284	77,494
			2,525,990
Switzerland 9.6%
ABB Ltd.	Electrical Equipment	7,938	240,748
Alcon Inc.	Health Care Equipment & Supplies	252	17,209
Baloise Holding AG	Insurance	504	77,735
Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	4,746	615,051
Credit Suisse Group AG	Capital Markets	4,452	13,300
Geberit AG	Building Products	210	98,849
Givaudan SA	Chemicals	56	171,474
Julius Baer Group Ltd.	Capital Markets	3,276	190,711
Kuehne + Nagel International AG	Marine	1,050	244,228
Lonza Group AG	Life Sciences Tools & Services	672	329,100
Nestle SA	Food Products	21,168	2,451,297
Novartis AG	Pharmaceuticals	23,310	2,106,013
Partners Group Holding AG	Capital Markets	327	288,688
Roche Holding AG, Bearer	Pharmaceuticals	168	65,079
Roche Holding AG, Non-Voting	Pharmaceuticals	4,536	1,424,241
Schindler Holding AG, PC	Machinery	42	7,894
SGS SA	Professional Services	106	246,325
Sika AG	Chemicals	546	130,835
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	4,494	158,251
Straumann Holding AG	Health Care Equipment & Supplies	126	14,381
Swiss Life Holding AG	Insurance	294	151,512
Swiss Re AG	Insurance	5,754	537,836
Swisscom AG	Diversified Telecommunication Services	588	321,964
The Swatch Group AG	Textiles, Apparel & Luxury Goods	84	23,878
Zurich Insurance Group AG	Insurance	1,680	803,139
			10,729,738
United Kingdom 12.6%
3i Group PLC	Capital Markets	8,652	139,617
abrdn PLC	Capital Markets	49,644	113,014
Admiral Group PLC	Insurance	5,922	152,231
Anglo American PLC	Metals & Mining	10,248	398,974
Ashtead Group PLC	Trading Companies & Distributors	1,092	62,000
AstraZeneca PLC	Pharmaceuticals	11,676	1,575,575
AVEVA Group PLC	Software	1,942	75,057
Aviva PLC	Insurance	60,732	323,486
B&M European Value Retail SA	Multiline Retail	18,942	93,716
BAE Systems PLC	Aerospace & Defense	23,562	242,614
Barratt Developments PLC	Household Durables	22,176	105,848
BP PLC	Oil, Gas & Consumable Fuels	82,446	470,979
British American Tobacco PLC	Tobacco	29,484	1,163,827
BT Group PLC	Diversified Telecommunication Services	52,038	70,139
Burberry Group PLC	Textiles, Apparel & Luxury Goods	2,688	65,638
CK Hutchison Holdings Ltd., A	Real Estate Management & Development	23,000	138,060
Coca-Cola Europacific Partners PLC	Beverages	294	16,264
[a] ConvaTec Group PLC, 144A	Health Care Equipment & Supplies	9,744	27,263
Diageo PLC	Beverages	11,634	510,801
Direct Line Insurance Group PLC	Insurance	29,736	79,158
DS Smith PLC	Containers & Packaging	5,712	22,090
Ferguson PLC	Trading Companies & Distributors	1,218	152,960
GSK PLC	Pharmaceuticals	52,122	901,340
Hargreaves Lansdown PLC	Capital Markets	7,686	79,160
HSBC Holdings PLC	Banks	127,302	789,700
Imperial Brands PLC	Tobacco	21,084	525,246
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	504	28,761
Intermediate Capital Group PLC	Capital Markets	6,720	92,798
ITV PLC	Media	80,304	72,603
J Sainsbury PLC	Food & Staples Retailing	37,674	98,657
Kingfisher PLC	Specialty Retail	17,724	50,337
Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs)	16,842	125,891

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Legal & General Group PLC	Insurance	132,174	396,685
London Stock Exchange Group PLC	Capital Markets	2,016	173,051
M&G PLC	Diversified Financial Services	60,900	137,613
Mondi PLC	Paper & Forest Products	9,660	163,784
National Grid PLC	Multi-Utilities	48,594	583,018
NatWest Group PLC	Banks	8,316	26,529
[b] Ocado Group PLC	Food & Staples Retailing	3,402	25,241
Persimmon PLC	Household Durables	7,098	103,910
Phoenix Group Holdings PLC	Insurance	18,228	133,445
Reckitt Benckiser Group PLC	Household Products	5,040	348,843
RELX PLC	Professional Services	10,164	279,737
Rentokil Initial PLC	Commercial Services & Supplies	4,578	27,975
Schroders PLC	Capital Markets	3,990	20,926
Severn Trent PLC	Water Utilities	5,334	170,095
Smith & Nephew PLC	Health Care Equipment & Supplies	1,470	19,619
Spirax-Sarco Engineering PLC	Machinery	378	48,266
SSE PLC	Electric Utilities	17,388	358,083
St. James’s Place Capital PLC	Capital Markets	12,264	161,538
Taylor Wimpey PLC	Household Durables	83,034	101,530
Tesco PLC	Food & Staples Retailing	30,912	83,367
The British Land Co. PLC	Equity Real Estate Investment Trusts (REITs)	11,298	53,696
The Sage Group PLC	Software	4,116	36,916
Unilever PLC	Personal Products	21,252	1,069,088
United Utilities Group PLC	Water Utilities	14,280	170,297
Vodafone Group PLC	Wireless Telecommunication Services	634,704	643,160
[b] Wise PLC, A	IT Services	3,864	26,159
			14,126,375
United States 1.1%
Holcim AG, B	Construction Materials	10,290	532,518
Stellantis NV	Automobiles	50,778	718,813
			1,251,331

Total Common Stocks (Cost $107,129,938)			110,935,141

Preferred Stocks 0.4%
Germany 0.4%
[d] Bayerische Motoren Werke AG, 7.316%, pfd.	Automobiles	1,008	85,579
[d] Porsche Automobil Holding SE, 4.996%, pfd.	Automobiles	1,428	78,091
[d] Sartorius AG, 0.341%, pfd.	Health Care Equipment & Supplies	294	115,907
[d] Volkswagen AG, 22.86%, pfd.	Automobiles	966	120,025

Total Preferred Stocks (Cost $408,139)			399,602

Total Investments (Cost $107,538,077) 99.7%			111,334,743
Other Assets, less Liabilities 0.3%			352,931

Net Assets 100.0%			$111,687,674

†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $1,680,951, representing 1.5% of net assets.
bNon-income producing.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the value of was $591,572, representing 0.5% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

At December 31, 2022, the Fund had the following futures contracts outstanding.
Futures Contracts
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI EAFE	Long	3	$292,410	3/17/23	$(1,536)
*As of period end.

Abbreviations

Selected Portfolio

ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
SPA – Standby Purchase Agreement

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin Investment Grade Corporate ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 96.0%
Aerospace & Defense 1.7%
Lockheed Martin Corp.,
senior note, 4.07%, 12/15/42	United States	3,300,000	$2,870,256
4.15%, 6/15/53	United States	3,400,000	2,903,026
The Boeing Co.,
5.15%, 5/01/30	United States	2,000,000	1,956,183
senior unsecured note, 3.65%, 3/01/47	United States	4,500,000	3,039,219
			10,768,684
Agriculture 2.2%
Cargill Inc.,
[a] 144A, 1.70%, 2/02/31	United States	5,000,000	3,900,960
[a] Sr. Unsecured, 144A, 2.125%, 11/10/31	United States	3,800,000	3,009,608
[a] JT International Financial Services BV, 144A, 6.875%, 10/24/32	Japan	6,375,000	6,781,075
			13,691,643
Air Freight & Logistics 0.8%
FedEx Corp., senior bond, 4.75%, 11/15/45	United States	5,950,000	5,051,141
Airlines 2.0%
[a] Delta Air Lines Inc./SkyMiles IP Ltd., first lien, 144A, 4.50%, 10/20/25	United States	8,300,000	8,101,838
United Airlines 2016-1 Class A Pass Through Trust, senior bond, Series A,
3.45%, 1/07/30	United States	2,618,309	2,209,218
United Airlines 2020-1 Class B Pass Through Trust, 2020-1 Class B, 4.875%,
7/15/27	United States	2,490,034	2,371,793
			12,682,849
Banks 22.8%
[a] Banco de Chile, Sr. Unsecured , 144A, 2.99%, 12/09/31	Chile	1,800,000	1,533,638
Banco Santander SA, sub. note, 2.749%, 12/03/30	Spain	5,700,000	4,378,063
Bancolombia SA, senior note, 3.00%, 1/29/25	Colombia	5,000,000	4,744,709
Bank of America Corp.,
Sr. Unsecured note, 2.592% to 4/29/30, FRN thereafter, 4/29/31	United States	3,800,000	3,103,203
sub. Bond, Series L, 4.183%, 11/25/27	United States	9,100,000	8,647,028
4.571% to 4/27/32, FRN thereafter, 4/27/33	United States	5,250,000	4,817,029
[a] BNP Paribas SA, senior note, 144A, 4.705% to 1/10/24, FRN thereafter, 1/10/25	France	6,600,000	6,536,696
[a] BPCE SA, senior note, 144A, 5.70%, 10/22/23	France	7,600,000	7,545,151
Citigroup Inc.,
senior bond, 3.668% to 7/24/27, FRN thereafter, 7/24/28	United States	5,200,000	4,783,813
3.057% to 1/25/32, FRN thereafter, 1/25/33	United States	5,200,000	4,209,831
[a] Credit Agricole SA, subordinated, 144A, 4.375%, 3/17/25	France	3,800,000	3,673,925
Deutsche Bank AG,
senior note, 2.129% to 11/24/25, FRN thereafter, 11/24/26	Germany	3,300,000	2,914,599
Senior unsecured, 0.898%, 5/28/24	Germany	3,500,000	3,274,503
Fifth Third Bancorp, Sr. Unsecured, 4.772% to 7/28/29, FRN thereafter, 7/28/30	United States	4,135,000	3,952,782
HSBC Holdings PLC, senior note, 1.645% to 4/18/25, FRN thereafter, 4/18/26	United Kingdom	4,700,000	4,246,153
JPMorgan Chase & Co.,
senior bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	5,500,000	4,512,726
sub. bond, 4.25%, 10/01/27	United States	5,200,000	5,019,079
2.963% to 1/25/32, FRN thereafter, 1/25/33	United States	4,550,000	3,715,110
Sr. Unsecured, 4.851% to 7/25/27, FRN thereafter, 7/25/28	United States	4,200,000	4,100,986
KeyBank NA, 4.15%, 8/08/25	United States	2,000,000	1,955,945
Morgan Stanley,
0.791% to 1/22/24, FRN thereafter, 1/22/25	United States	3,300,000	3,123,292
0.731% to 4/05/23, FRN thereafter, 4/05/24	United States	4,000,000	3,943,044
[a] National Australia Bank Ltd., sub. note, 144A, 2.332%, 8/21/30	Australia	9,500,000	7,252,455
[a] Standard Chartered PLC, senior note, 144A, 1.456% to 1/14/26, FRN thereafter,
1/14/27	United Kingdom	4,700,000	4,081,010
SVB Financial Group,
senior note, 3.125%, 6/05/30	United States	5,000,000	4,150,022
Series D, 4.25% to 11/15/26, FRN thereafter, 12/31/99	United States	1,700,000	1,118,470

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

The Goldman Sachs Group Inc.,
Series V, 4.125% to 11/10/26, FRN thereafter, 12/31/99	United States	2,100,000	1,750,672
Sr. Unsecured, 2.64% to 2/24/27, FRN thereafter, 2/24/28	United States	9,000,000	8,026,291
Sr. Unsecured, 4.387% to 6/15/26, FRN thereafter, 6/15/27	United States	1,400,000	1,350,557
Truist Bank, sub. note, 3.30%, 5/15/26	United States	3,300,000	3,090,789
Truist Financial Corp., sub. bond, 3.875%, 3/19/29	United States	5,400,000	4,991,226
[a] UniCredit SpA, 144A, 1.982% to 6/03/26, FRN thereafter, 6/03/27	Italy	4,200,000	3,585,364
Wells Fargo & Co., 4.808% to 7/25/27, FRN thereafter, 7/25/28	United States	8,300,000	8,120,252
			142,248,413
Beverages 2.1%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.90%,
2/01/46	United States	3,500,000	3,199,405
Anheuser-Busch InBev Worldwide Inc., senior bond, 5.80%, 1/23/59	Belgium	3,500,000	3,602,847
PepsiCo Inc., 1.625%, 5/01/30	United States	8,000,000	6,525,300
			13,327,552
Biotechnology 2.9%
AbbVie Inc., Senior unsecured, 4.25%, 11/21/49	United States	1,500,000	1,252,538
Amgen Inc., 4.20%, 3/01/33	United States	1,650,000	1,531,623
Bio-Rad Laboratories Inc., 3.30%, 3/15/27	United States	5,250,000	4,859,882
[a] CSL Finance PLC, 144A, 4.25%, 4/27/32	Australia	5,400,000	5,100,798
Illumina Inc., 5.80%, 12/12/25	United States	5,300,000	5,341,818
			18,086,659
Capital Markets 1.4%
Brixmor Operating Partnership LP, senior bond, 4.125%, 5/15/29	United States	2,400,000	2,150,632
[a] Credit Suisse Group AG, senior bond, 144A, 3.869% to 1/12/28, FRN thereafter,
1/12/29	Switzerland	2,600,000	2,087,824
Morgan Stanley, 1.794% to 2/13/31, FRN thereafter, 2/13/32	United States	5,900,000	4,447,693
			8,686,149
Chemicals 1.6%
Celanese US Holdings LLC, 5.90%, 7/05/24	United States	4,700,000	4,701,274
DuPont de Nemours Inc., 5.419%, 11/15/48	United States	5,400,000	5,168,845
			9,870,119
Diversified Financial Services 3.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	Ireland	5,000,000	4,197,927
Air Lease Corp., 0.80%, 8/18/24	United States	4,600,000	4,238,542
American Express Co., 2.25%, 3/04/25	United States	5,700,000	5,384,732
Aon Global Ltd., 4.60%, 6/14/44	Ireland	8,000,000	6,868,296
Capital One Financial Corp., Sr. Unsecured, 4.985% to 7/24/25, FRN thereafter,
7/24/26	United States	3,800,000	3,725,426
			24,414,923
Diversified Telecommunication Services 1.7%
Verizon Communications Inc., senior bond, 3.40%, 3/22/41	United States	14,000,000	10,582,014

Electric 4.0%
Baltimore Gas and Electric Co., 4.55%, 6/01/52	United States	2,400,000	2,133,172
Dominion Energy Inc., Series A, 4.35%, 8/15/32	United States	1,900,000	1,771,856
DTE Electric Co., Series B, 3.65%, 3/01/52	United States	7,500,000	5,838,046
PacifiCorp, 5.35%, 12/01/53	United States	6,800,000	6,772,179
Public Service Enterprise Group Inc., Sr. Unsecured, 2.45%, 11/15/31	United States	7,100,000	5,692,368
Virginia Electric and Power Co., Series D, 4.65%, 8/15/43	United States	3,050,000	2,691,847
			24,899,468
Electric Utilities 7.0%
[a] Comision Federal de Electricidad, 144A, 3.348%, 2/09/31	Mexico	1,100,000	863,611
Commonwealth Edison Co., first mortgage, Secured, 4.00%, 3/01/48	United States	2,800,000	2,314,690
Duke Energy Progress LLC, senior bond, 2.50%, 8/15/50	United States	6,200,000	3,747,685
[a] EDP Finance BV, senior note, 144A, 1.71%, 1/24/28	Netherlands	4,200,000	3,473,153
[a] Enel Finance International NV, senior note, 144A, 3.625%, 5/25/27	Italy	5,300,000	4,906,157
Exelon Corp., senior bond, 4.05%, 4/15/30	United States	6,200,000	5,770,934

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Georgia Power Co.,
senior bond, Series 2010-C, 4.75%, 9/01/40	United States	6,000,000	5,442,535
senior bond, 4.30%, 3/15/42	United States	2,445,000	2,110,252
Public Service Electric and Gas Co., First Mortgage, 3.15%, 1/01/50	United States	3,000,000	2,113,623
Virginia Electric and Power Co., senior bond, Series A, 3.50%, 3/15/27	United States	5,200,000	4,922,065
[a] Vistra Operations Co. LLC, senior secured note, first lien, 144A, 3.55%, 7/15/24	United States	8,100,000	7,773,422
			43,438,127
Electronic Equipment, Instruments & Components 1.1%
Flex Ltd., senior note, 3.75%, 2/01/26	Singapore	3,800,000	3,592,656
Teledyne FLIR LLC, Sr. Unsecured note, 2.50%, 8/01/30	United States	4,000,000	3,237,463
			6,830,119
Energy Equipment & Services 1.4%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor Inc., senior bond, 4.08%,
12/15/47	United States	1,000,000	784,601
Kinder Morgan Inc., 2.00%, 2/15/31	United States	4,400,000	3,416,428
[a] Schlumberger Holdings Corp., senior bond, 144A, 4.30%, 5/01/29	United States	4,700,000	4,423,324
			8,624,353
Entertainment 0.2%
[a] Warnermedia Holdings Inc., 144A, 5.05%, 3/15/42	United States	1,400,000	1,076,075
Equity Real Estate Investment Trusts (REITs) 2.2%
Essex Portfolio LP, senior bond, 2.65%, 3/15/32	United States	9,000,000	7,115,731
[a] Global Net Lease Inc./Global Net Lease Operating Partnership LP, senior note,
144A, 3.75%, 12/15/27	United States	2,400,000	1,988,200
Simon Property Group LP, senior note, 3.375%, 12/01/27	United States	5,000,000	4,632,547
			13,736,478
Food 3.9%
General Mills Inc., 5.241%, 11/18/25	United States	3,700,000	3,710,521
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.,
[a] 144A, 3.625%, 1/15/32	United States	1,800,000	1,460,601
[a] 144A, 2.50%, 1/15/27	United States	3,500,000	3,066,385
Kraft Heinz Foods Co., 5.00%, 6/04/42	United States	5,200,000	4,727,015
Nestle Holdings Inc.,
[a] 144A, 4.70%, 1/15/53	United States	4,000,000	3,786,510
[a] 144A, 4.30%, 10/01/32	United States	5,500,000	5,404,875
Sysco Corp., 3.30%, 7/15/26	United States	2,000,000	1,889,140
			24,045,047
Gas 0.4%
Piedmont Natural Gas Co. Inc., Sr. Unsecured, 5.05%, 5/15/52	United States	3,000,000	2,723,231
Health Care Providers & Services 3.8%
CVS Health Corp., senior bond, 5.30%, 12/05/43	United States	3,000,000	2,816,702
Elevance Health Inc., 4.10%, 5/15/32	United States	8,000,000	7,465,028
HCA Inc., senior secured bond, first lien, 4.50%, 2/15/27	United States	5,400,000	5,212,430
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	Ireland	3,300,000	2,360,996
UnitedHealth Group Inc., 3.05%, 5/15/41	United States	7,600,000	5,742,156
			23,597,312
Healthcare-Products 0.8%
[a] GE HealthCare Technologies Inc., 5.55%, 11/15/24	United States	5,000,000	5,021,671
Home Builders 0.3%
MDC Holdings Inc., 2.50%, 1/15/31	United States	2,800,000	2,025,149
Hotels, Restaurants & Leisure 0.5%
Las Vegas Sands Corp., Senior unsecured, 3.90%, 8/08/29	United States	2,300,000	1,942,206
Marriott International Inc., senior bond, Series R, 3.125%, 6/15/26	United States	1,000,000	937,388
			2,879,594
Household Products 2.8%
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/27	United States	5,800,000	5,408,253
[a] Kimberly-Clark de Mexico SAB de CV, senior bond, 144A, 2.431%, 7/01/31	Mexico	5,900,000	4,726,992

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Procter & Gamble Co., senior bond, 3.00%, 3/25/30	United States	8,000,000	7,328,450
			17,463,695
Insurance 3.5%
Aflac Inc., senior bond, 4.75%, 1/15/49	United States	5,300,000	4,729,072
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	United States	1,500,000	1,203,551
Brown & Brown Inc., 2.375%, 3/15/31	United States	4,000,000	3,052,432
[a] MassMutual Global Funding II, 144A, 5.05%, 12/07/27	United States	6,000,000	6,040,008
MetLife Inc., junior sub. bond, 6.40%, 12/15/66	United States	3,000,000	2,905,095
The Allstate Corp., senior bond, 4.20%, 12/15/46	United States	4,800,000	3,995,787
			21,925,945
Interactive Media & Services 0.3%
[a] Tencent Holdings Ltd., senior note, 144A, 3.595%, 1/19/28	China	2,000,000	1,836,537
Internet 1.4%
Amazon.com Inc., 3.95%, 4/13/52	United States	6,000,000	4,999,376
Meta Platforms Inc., 4.45%, 8/15/52	United States	5,000,000	3,999,209
			8,998,585
IT Services 0.8%
Apple Inc., 2.80%, 2/08/61	United States	7,500,000	4,783,189
Lodging 0.7%
Las Vegas Sands Corp., 3.20%, 8/08/24	United States	4,700,000	4,445,208

Media 2.3%
Charter Communications Operating LLC/Charter Communications Operating
Capital,
senior bond, 2.80%, 4/01/31	United States	5,600,000	4,372,510
senior secured note, 3.50%, 3/01/42	United States	2,600,000	1,674,489
Comcast Corp.,
senior bond, 4.95%, 10/15/58	United States	5,000,000	4,554,841
5.25%, 11/07/25	United States	3,000,000	3,042,634
Fox Corp., senior bond, 5.476%, 1/25/39	United States	900,000	822,457
			14,466,931
Metals & Mining 0.2%
[a] Antofagasta PLC, senior note, 144A, 2.375%, 10/14/30	United Kingdom	1,900,000	1,527,926

Miscellaneous Manufacturing 0.2%
Parker-Hannifin Corp., 4.25%, 9/15/27	United States	1,400,000	1,360,656

Multi-Utilities 0.2%
Berkshire Hathaway Energy Co., Sr. Unsecured, 5.15%, 11/15/43	United States	1,000,000	956,468

Oil & Gas 1.4%
Exxon Mobil Corp., 3.452%, 4/15/51	United States	5,000,000	3,789,717
[a] Var Energi ASA, 7.50%, 1/15/28	Norway	5,000,000	5,102,821
			8,892,538
Oil, Gas & Consumable Fuels 3.0%
Aker BP ASA,
[a] senior note, 144A, 3.75%, 1/15/30	Norway	2,300,000	2,028,375
[a] senior bond, 144A, 4.00%, 1/15/31	Norway	2,200,000	1,933,443
Canadian Natural Resources Ltd., senior bond, 3.85%, 6/01/27	Canada	4,000,000	3,773,237
Chevron Corp., senior bond, 3.078%, 5/11/50	United States	1,000,000	722,625
Exxon Mobil Corp., senior bond, 3.567%, 3/06/45	United States	4,200,000	3,323,407
Sabine Pass Liquefaction LLC, first lien, senior secured bond, 4.20%, 3/15/28	United States	5,700,000	5,368,095
TransCanada PipeLines Ltd., senior note, 6.10%, 6/01/40	Canada	1,200,000	1,211,903
			18,361,085
Pharmaceuticals 1.6%
Bristol-Myers Squibb Co.,
senior bond, 4.125%, 6/15/39	United States	3,500,000	3,129,184
senior bond, 5.00%, 8/15/45	United States	2,400,000	2,337,849
Sr. Unsecured, 3.70%, 3/15/52	United States	2,300,000	1,801,133
Takeda Pharmaceutical Co. Ltd., Senior unsecured, 3.175%, 7/09/50	Japan	4,400,000	2,987,335
			10,255,501

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Pipelines 0.7%
Eastern Gas Transmission & Storage Inc., 3.90%, 11/15/49	United States	2,600,000	1,848,401
Energy Transfer LP,
5.15%, 3/15/45	United States	1,700,000	1,414,230
4.90%, 3/15/35	United States	1,200,000	1,072,899
			4,335,530
Real Estate Management & Development 0.9%
Alexandria Real Estate Equities Inc., 2.95%, 3/15/34	United States	4,000,000	3,254,454
ERP Operating LP, senior bond, 4.50%, 7/01/44	United States	2,500,000	2,122,713
			5,377,167
Retail 1.5%
Nordstrom Inc., 4.375%, 4/01/30	United States	2,500,000	1,883,950
Target Corp., 2.95%, 1/15/52	United States	5,000,000	3,453,608
The Home Depot Inc.,
3.625%, 4/15/52	United States	4,100,000	3,186,407
Sr. Unsecured, 4.95%, 9/15/52	United States	625,000	603,720
			9,127,685
Road & Rail 1.0%
Burlington Northern Santa Fe LLC, Sr. Unsecured, 5.75%, 5/01/40	United States	5,800,000	6,096,041
Shipbuilding 0.7%
Huntington Ingalls Industries Inc., 0.67%, 8/16/23	United States	4,300,000	4,176,216
Software 1.7%
Microsoft Corp., senior bond, 2.675%, 6/01/60	United States	7,600,000	4,861,259
Salesforce Inc., Sr. Unsecured, 1.95%, 7/15/31	United States	2,300,000	1,839,553
ServiceNow Inc., senior bond, 1.40%, 9/01/30	United States	5,200,000	3,989,796
			10,690,608
Telecommunications 1.5%
AT&T Inc., 3.50%, 6/01/41	United States	1,500,000	1,124,453
T-Mobile USA Inc., 2.875%, 2/15/31	United States	9,600,000	7,945,710
			9,070,163
Trucking & Leasing 0.3%
[a] SMBC Aviation Capital Finance DAC, 144A, 1.90%, 10/15/26	Ireland	2,000,000	1,704,943
Wireless Telecommunication Services 0.6%
[a] Sprint Spectrum Co. LLC, senior secured bond, first lien, 144A, 5.152%, 9/20/29	United States	3,900,000	3,847,673
Total Corporate Bonds & Notes (Cost $693,594,097)			598,007,060
Discount Note 0.3%
U.S. Treasury Note, 0.125%, 10/15/23	United States	2,000,000	1,929,527
Total Discount Note (Cost $1,993,555)			1,929,527
Total Investments before Short-Term Investments (Cost $695,587,652)			599,936,587

Short-Term Investments 2.5%
U.S. Government & Agency Securities 2.5%
[b] Federal Home Loan Bank Discount Notes, 01/3/23	United States	15,245,000	15,245,000
Total Short-Term Investments (Cost $15,241,697)			15,245,000
Total Investments (Cost $710,829,349) 98.8%			615,181,587
Other Assets, less Liabilities 1.2%			7,739,379
Net Assets 100.0%			$622,920,966

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $135,183,041, representing 21.7% of net assets.
bThe security was issued on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

At December 31, 2022, the Fund had the following futures contracts outstanding.
Futures Contracts
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)

Interest rate contracts
U.S. Treasury 10 Yr. Note (CBT)	Short	79	$8,871,453	3/22/23	$87,533
U.S. Treasury Note 5 Yr. (CBT)	Short	51	5,504,414	3/31/23	18,078
U.S. Treasury Ultra 10 Yr.	Short	44	5,204,375	3/22/23	66,627
Total Futures Contracts					$172,238

*As of period end.

Abbreviations

Selected Portfolio

FRN – Floating Rate Note
REIT – Real Estate Investment Trust
SPA – Standby Purchase Agreement

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin Municipal Green Bond ETF	Principal Amount*	Value
Municipal Bonds 99.0%
Alabama 0.3%
County of Mobile, Gomesa Projects, 4.00%, 11/01/45	400,000	$296,809
Arizona 0.9%
Arizona State University, Series B, 5.00%, 7/01/42	235,000	243,804
City of Phoenix Civic Improvement Corp., 5.00%, 7/01/44	360,000	390,932
Glendale Industrial Development Authority, 4.00%, 5/15/31	400,000	363,442
		998,178
Arkansas 0.4%
Central Arkansas Water, 4.00%, 10/01/33	375,000	388,593
California 27.9%
California Community Choice Financing Authority,
Green Bond, Series 2021B-1, VRDN, 4.00%, 2/01/52	4,000,000	3,938,754
Green Bond, VRDN, 4.00%, 10/01/52	3,000,000	3,012,632
California Housing Finance Agency,
California Air Resources Board, Series 2022D, 4.00%, 5/01/44	1,000,000	972,521
Lakeside Drive Senior Housing LP, Series 2019, 2.35%, 12/01/35	95,163	83,467
California Infrastructure & Economic Development Bank,
5.00%, 8/01/49	180,000	191,094
California Science Center Foundation, 4.00%, 5/01/46	1,790,000	1,667,774
FRN thereafter, 4.01%, 8/01/47	3,100,000	3,057,449
California Municipal Finance Authority, 4.00%, 5/15/39	3,445,000	3,306,273
California State Public Works Board, 4.00%, 5/01/47	1,500,000	1,436,280
City of Foster City, 4.00%, 8/01/32	115,000	120,728
City of Los Angeles, Department of Airports Customer Facility Charge Revenue, 4.058%,
5/15/37	1,000,000	859,346
City of San Francisco CA Public Utilities Commission Water Revenue, Series A, 4.00%,
11/01/50	100,000	94,486
Clovis Unified School District, Refunding, zero cpn., 8/01/35	200,000	122,564
Konocti Unified School District, Series 2004C, zero cpn., 8/01/28	150,000	122,066
Los Angeles County Metropolitan Transportation Authority, 4.00%, 6/01/35	1,800,000	1,902,262
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 5.00%, 7/01/44	150,000	160,786
Peninsula Corridor Joint Powers Board/CA, Series 2022A, 5.00%, 6/01/38	1,000,000	1,128,683
Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/37	100,000	103,427
Port of Los Angeles, 5.00%, 8/01/25	95,000	99,407
Sacramento Municipal Utility District, Electric System Revenue, 5.00%, 8/15/30	115,000	135,102
San Diego Association of Governments, Green Bond, 5.00%, 11/15/24	2,000,000	2,040,273
San Diego County Regional Airport Authority, Subordinate Bond, AMT, Series 2021B, 4.00%,
7/01/46	2,000,000	1,770,943
San Francisco Bay Area Rapid Transit District,
3.00%, 8/01/36	170,000	153,519
4.25%, 8/01/52	1,000,000	1,007,151
Santa Cruz County Capital Financing Authority, 4.00%, 6/01/42	1,500,000	1,475,364
Southern California Public Power Authority, 4.00%, 7/01/38	150,000	151,164
Three Rivers Levee Improvement Authority,
4.00%, 9/01/32	100,000	98,856
Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/27	250,000	251,783
Refunding, 4.00%, 9/01/29	250,000	251,864
Refunding, 4.00%, 9/01/31	200,000	198,608
Transbay Joint Powers Authority,
5.00%, 10/01/34	150,000	160,817
Redevelopment Project Green Bond Subordinate Tax, 2.40%, 10/01/49	95,000	89,722
		30,165,165

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Colorado 1.6%
Board of Water Commissioners City & County of Denver, Series A, 5.00%, 9/15/47	150,000	158,922
University of Colorado,
5.00%, 6/01/27	150,000	164,777
Refunding, VRDN, 2.00%, 6/01/51	1,500,000	1,456,131
		1,779,830
Connecticut 0.8%
Connecticut State Health & Educational Facilities Authority, 4.00%, 7/01/31	145,000	158,121
Hartford County Metropolitan District, Clean Water Project Revenue, Refunding, Series 2021A,
4.00%, 2/01/39	745,000	738,042
		896,163
District of Columbia 3.7%
District of Columbia,
5.50%, 8/31/33	155,000	170,722
5.50%, 2/28/37	845,000	890,824
District of Columbia Water & Sewer Authority,
Series A, 5.00%, 10/01/44	340,000	363,266
Sub Series 2019A, 4.00%, 10/01/49	760,000	715,098
Sub Series 2022B, 5.00%, 10/01/34	715,000	825,361
Washington Metropolitan Area Transit Authority Dedicated Revenue, Green Bond, Series
2021A, 4.00%, 7/15/34	1,000,000	1,027,216
		3,992,487
Florida 1.2%
Babcock Ranch Community Independent Special District, 4.00%, 5/01/40	840,000	709,803
City of Tampa, 5.00%, 5/01/36	135,000	147,129
County of Palm Beach FL Water & Sewer Revenue, 4.00%, 10/01/31	100,000	106,569
Somerset Community Development District, 4.00%, 5/01/32	415,000	384,801
		1,348,302
Georgia 1.2%
Cobb County Kennestone Hospital Authority, WellStar Health System Obligated Group, 3.00%,
4/01/37	910,000	777,431
Main Street Natural Gas, Inc., Series 2018B, Monthly, VRDN, 3.51%, 4/01/48	425,000	423,140
Private Colleges & Universities Authority, 5.00%, 9/01/48	100,000	106,256
		1,306,827
Illinois 4.2%
Illinois Finance Authority,
4.00%, 7/01/37	425,000	432,531
State of Illinois Water Revolving Fund - Clean Water Program, 4.00%, 7/01/38	1,435,000	1,456,693
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Series 2021B,
5.00%, 12/01/33	1,685,000	1,927,410
State of Illinois,
5.50%, 5/01/30	100,000	106,303
5.50%, 5/01/39	250,000	258,176
Series 2019B, 4.00%, 11/01/38	200,000	177,392
Upper Illinois River Valley Development Authority, Refunding, 3.50%, 12/01/32	150,000	129,541
		4,488,046
Indiana 2.1%
Indianapolis Local Public Improvement Bond Bank,
5.00%, 1/15/27	610,000	664,056
5.00%, 7/15/27	450,000	494,266
Refunding, 5.00%, 1/01/52	1,000,000	1,070,667
		2,228,989
Kentucky 2.0%
Louisville and Jefferson County Metropolitan Sewer District, Green Bond, Refunding , Series
2022A, 4.00%, 5/15/34	2,000,000	2,110,208

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Louisiana 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority,
3.90%, 11/01/44	480,000	359,154
4.50%, 11/01/47	1,000,000	779,637
Parish of St Bernard LA, 4.00%, 11/01/45	1,000,000	742,022
Terrebonne Levee & Conservation District, Series 2020B, 4.00%, 6/01/39	1,000,000	984,569
Terrebonne Levee & Conservation District Sales Tax Revenue, Series B, 4.00%, 6/01/40	100,000	97,659
		2,963,041
Maine 0.2%
City of Portland ME General Airport Revenue, 4.00%, 1/01/35	245,000	241,832
Maryland 2.7%
Maryland Community Development Administration, Series 2021C, 0.375%, 7/01/23	500,000	492,893
Maryland Economic Development Corp., 5.25%, 6/30/47	2,000,000	2,003,816
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Obligated
Group, Refunding, 4.00%, 1/01/30	365,000	365,134
Washington Suburban Sanitary Commission, 3.00%, 6/01/35	100,000	93,357
		2,955,200
Massachusetts 2.4%
Massachusetts Development Finance Agency,
4.00%, 7/01/47	135,000	112,669
Springfield College, Green Bond, 5.00%, 6/01/26	420,000	436,465
Springfield College, Green Bond, 5.00%, 6/01/27	440,000	461,071
Massachusetts Housing Finance Agency,
Series C-1, 2.65%, 12/01/34	100,000	87,237
Sustainability Bond, Series 2021B-1, 2.60%, 12/01/41	2,000,000	1,483,444
		2,580,886
Minnesota 1.6%
City of Minneapolis, 3.00%, 12/01/40	100,000	87,211
City of Minneapolis/St. Paul Housing & Redevelopment Authority, 3.53%, 11/15/35	125,000	125,000
Minnesota Higher Education Facilities Authority, Series A, 5.00%, 10/01/52	1,500,000	1,556,987
		1,769,198
Mississippi 0.6%
Mississippi Development Bank, County of Jackson Project, 3.625%, 11/01/36	500,000	399,579
Mississippi Home Corp., Patriot Services Group Obligated Group, 5.20%, 6/01/36	280,000	219,148
		618,727
Missouri 0.1%
Park Hill School District of Platte County, 3.00%, 3/01/33	100,000	97,628
New Jersey 2.6%
City of Newark Mass Transit Access Tax Revenue, 6.00%, 11/15/62	1,000,000	1,110,430
New Jersey Educational Facilities Authority, Series A, 5.00%, 7/01/32	645,000	692,095
Newark Board of Education,
5.00%, 7/15/30	620,000	694,291
Sustainability Bonds, 5.00%, 7/15/25	250,000	262,884
		2,759,700
New Mexico 0.2%
City of Santa, Wastewater Utility System Revenue, 4.00%, 6/01/35	100,000	103,369
City of Santa Fe NM Wastewater Utility System Revenue, 5.00%, 6/01/29	100,000	111,717
		215,086
New York 10.2%
Battery Park City Authority, 5.00%, 11/01/49	100,000	107,543
Metropolitan Transportation Authority,
Climate Bond Certified, 5.00%, 11/15/32	605,000	631,050
Green Bond, Series 2021A-1, 4.00%, 11/15/45	2,000,000	1,693,906
Refunding, Series 2017B, 5.00%, 11/15/28	430,000	449,352
Series A-1-GROUP 1, 4.00%, 11/15/41	600,000	562,227
Series B, 5.00%, 11/15/24	150,000	153,999
Series B-2, 4.00%, 11/15/32	215,000	220,235

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

New York Liberty Development Corp, 7 World Trade Center II LLC, Refunding , Sereis 2022A1,
3.00%, 9/15/43	1,000,000	783,911
New York Liberty Development Corp., Green Bonds- 4 World Trade, Refunding, 2.50%,
11/15/36	2,000,000	1,553,477
New York Power Authority, 5.00%, 11/15/29	1,250,000	1,438,891
New York State Dormitory Authority,
5.00%, 7/01/35	100,000	120,441
Refunding, 3.00%, 10/01/33	100,000	95,025
New York State Housing Finance Agency,
Series N, 2.60%, 11/01/34	100,000	85,641
Series P, 2.00%, 5/01/28	100,000	92,521
Sustainability Bonds, Series 2022A, VRDN, 2.50%, 11/01/60	1,500,000	1,431,625
New York Transportation Development Corp., AMT, Refunding, 5.00%, 12/01/30	100,000	106,517
Trust for Cultural Resources of The City of New York, 5.00%, 7/01/31	520,000	612,414
Western Nassau County Water Authority, Green Bonds, Series 2021A, 4.00%, 4/01/40	900,000	876,571
		11,015,346
Ohio 4.3%
American Municipal Power, Inc.,
4.00%, 2/15/41	1,380,000	1,276,621
5.00%, 2/15/29	100,000	111,348
Ohio State University, 5.00%, 12/01/23	3,000,000	3,055,958
State of Ohio,
Series A, 4.00%, 3/01/30	100,000	108,308
Series B, 4.00%, 3/01/24	50,000	50,711
		4,602,946
Oregon 2.3%
Hospital Facilities Authority of Multnomah County Oregon, Terwilliger Plaza Inc Obligated
Group, Refunding, 4.00%, 12/01/51	500,000	373,959
Port of Portland OR Airport Revenue,
AMT, Series 2021-27A, 4.00%, 7/01/50	2,225,000	1,927,053
Series 2020-27A, 5.00%, 7/01/36	150,000	157,985
		2,458,997
Pennsylvania 1.7%
School District of Philadelphia,
Green Bond, Series 2019B, 5.00%, 9/01/29	1,600,000	1,769,269
Series B, 5.00%, 9/01/31	100,000	113,065
		1,882,334
Puerto Rico 0.7%
HTA HRRB Custodial Trust, 5.50%, 7/01/28	550,000	564,900
HTA TRRB Custodial Trust, 5.25%, 7/01/36	200,000	199,310
		764,210
Rhode Island 0.2%
Rhode Island Housing and Mortgage Finance Corp., 2.75%, 10/01/34	150,000	131,419
Rhode Island Infrastructure Bank, Series A, 4.00%, 10/01/27	50,000	52,520
		183,939
South Dakota 0.7%
County of Lincoln, Augustana College Association, 4.00%, 8/01/41	900,000	764,503
Tennessee 1.2%
City of Kingsport, Series 2017B, 3.00%, 3/01/35	130,000	118,996
Metropolitan Government Nashville & Davidson County Industrial Development Board, Waste
Management, Inc. of Tennessee Project, VRDN, 0.58%, 8/01/31	1,200,000	1,125,776
		1,244,772
Texas 1.0%
City of Round Rock, Utility System Revenue, Refunding, 2.75%, 8/01/29	100,000	97,100
Harris County Flood Control District, Series 2022A, 4.25%, 10/01/47	1,000,000	1,001,992
		1,099,092

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Utah 6.0%
Central Valley Water Reclamation Facility, Series C, 4.00%, 3/01/47	2,500,000	2,399,333
City of Spanish Fork, 5.00%, 9/01/26	175,000	188,330
Intermountain Power Agency, Series A, 5.00%, 7/01/43	3,000,000	3,277,861
Utah Infrastructure Agency, 4.00%, 10/15/30	500,000	482,180
Utah State Building Ownership Authority, Master Lease Program, 2.50%, 5/15/27	100,000	99,186
		6,446,890
Vermont 0.7%
City of Burlington, Electric System Revenue, Series 2022A, 5.00%, 7/01/31	500,000	572,493
Vermont Educational & Health Buildings Financing Agency, 5.00%, 12/01/38	195,000	201,720
		774,213
Virginia 2.8%
Charles City County Economic Development Authority, Waste Management, Inc., AMT, 1.45%,
4/01/27	1,100,000	958,134
City of Hampton,
4.00%, 9/01/31	100,000	108,824
5.00%, 9/01/27	50,000	55,323
Fairfax County Economic Development Authority, County of Fairfax, 4.00%, 10/01/37	1,630,000	1,679,521
Northern Virginia Transportation Commission, 5.00%, 6/01/28	190,000	212,824
		3,014,626
Washington 2.8%
Central Puget Sound Regional Transit Authority,
4.00%, 11/01/46	2,000,000	1,899,617
Series S-1, 5.00%, 11/01/32	100,000	106,515
FYI Properties, 5.00%, 6/01/24	135,000	138,768
Washington State Housing Finance Commission, Series 2021A-1, 3.50%, 12/20/35	977,177	861,568
		3,006,468
Wisconsin 5.0%
Milwaukee Metropolitan Sewerage District, Series A, 3.00%, 10/01/35	150,000	138,608
Public Finance Authority,
RED River Valley Alliance LLC, AMT, 4.00%, 3/31/56	3,000,000	2,266,856
VRDN, 3.50%, 12/01/50	200,000	160,658
University of Wisconsin Hospitals & Clinics, Obligated Group, Green Bond, 4.00%, 4/01/46	3,000,000	2,860,008
		5,426,130

Total Investments (Cost $117,214,074) 99.0%		106,885,361
Other Assets, less Liabilities 1.0%		1,037,053

Net Assets 100.0%		$107,922,414

*The principal amount is stated in U.S. dollars unless otherwise indicated.

Abbreviations

Selected Portfolio

FRN – Floating Rate Note

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin Senior Loan ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 3.7%
Airlines 0.7%
[a] Air Canada, 144A, 3.875%, 8/15/26	Canada	400,000	$354,973
[a] American Airlines Inc/AAdvantage Loyalty IP Ltd., senior secured note, 144A,
5.50%, 4/20/26	United States	800,000	770,721
[a] Delta Air Lines Inc./SkyMiles IP Ltd., first lien, 144A, 4.50%, 10/20/25	United States	250,000	244,031
[a] United Airlines Inc., 144A, 4.375%, 4/15/26	United States	140,000	130,008
			1,499,733
Chemicals 0.4%
[a] ASP Unifrax Holdings Inc., 144A, 5.25%, 9/30/28	United States	419,400	338,033
[a] SCIH Salt Holdings Inc. senior secured note,, 144A, 4.875%, 5/01/28	United States	500,000	429,972
			768,005
Commercial Services & Supplies 0.1%
[a] MPH Acquisition Holdings LLC, senior secured, 144A, 5.50%, 9/01/28	United States	213,000	166,596

Communications Equipment 0.1%
[a] CommScope Inc., senior secured, 144A, 4.75%, 9/01/29	United States	288,500	233,130

Construction Materials 0.2%
[a] Cemex SAB de CV, senior secured note, 144A, 5.20%, 9/17/30	Mexico	375,000	350,498
Containers & Packaging 0.2%
[a] Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC, senior
secured note, 144A, 4.00%, 10/15/27	United States	400,000	355,460
Diversified Financial Services 0.4%
[a] Altice France SA, senior secured, 144A, 5.125%, 7/15/29	France	500,000	375,764
[a] Jane Street Group / JSG Finance Inc., 144A, 4.50%, 11/15/29	United States	300,000	258,433
[a] Vmed O2 UK Financing I PLC, senior secured bond, 144A, 4.25%, 1/31/31	United Kingdom	210,000	170,472
			804,669
Electric 0.3%
[a] Calpine Corp., first lien, 144A, 4.50%, 2/15/28	United States	800,000	715,347
Entertainment 0.1%
[a] International Game Technology PLC, senior secured note, first lien, 144A,
5.25%, 1/15/29	United Kingdom	300,000	280,062

Environmental Control 0.1%
[a] GFL Environmental Inc., 144A, 3.50%, 9/01/28	Canada	200,000	176,091

Media 0.4%
[a] Diamond Sports Group LLC / Diamond Sports Finance Co., first lien, 144A,
5.375%, 8/15/26	United States	1,210,000	143,688
[a] Directv Financing LLC / Directv Financing Co-Obligor Inc., 144A, 5.875%,
8/15/27	United States	750,000	672,420
[a] Univision Communications Inc., senior secured note, first lien, 144A, 5.125%,
2/15/25	United States	44,444	42,418
			858,526
Oil, Gas & Consumable Fuels 0.1%
Cheniere Energy Inc., senior secured, 4.625%, 10/15/28	United States	150,000	135,869
[a] Weatherford International Ltd., 144A, 6.50%, 9/15/28	United States	44,600	43,785
			179,654
Packaging & Containers 0.2%
[a] Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc., 144A, 4.125%,
8/15/26	United States	500,000	434,132

Pharmaceuticals 0.3%
[a,b] Endo Luxembourg Finance Co. I Sarl / Endo US Inc., 144A, 6.125%, 4/01/29	United States	925,000	703,438

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Specialty Retail 0.1%
[a] Staples Inc., 144A, 7.50%, 4/15/26	United States	161,000	138,901

Total Corporate Bonds & Notes (Cost $9,260,800)			7,664,242

[c] Senior Floating Rate Interests 89.7%
Aerospace & Defense 2.4%
Dynasty Acquisition Co. Inc.,
2020 Term Loan B1, 7.923%, 4/06/26	United States	169,041	161,566
2020 CAD Term Loan B2, 7.923%, 4/06/26	United States	90,883	86,864
Madison IAQ LLC, Term Loan, 7.988%, 6/21/28	United States	2,020,318	1,884,714
Peraton Corp., Term Loan B, 8.134%, 2/01/28	United States	2,931,641	2,868,127
			5,001,271
Air Freight & Logistics 1.4%
First Student Bidco Inc.,
[d] Term Loan C, TBD, 7.726%, 7/21/28	United States	378,538	343,287
[d] Term Loan B, TBD, 7.726%, 7/21/28	United States	1,017,802	923,019
Kenan Advantage Group Inc., 2021 Term Loan B1, 8.134%, 3/24/26	United States	1,753,891	1,714,113
			2,980,419
Airlines 4.6%
Air Canada, 2021 Term Loan B, 8.13%, 8/11/28	Canada	1,950,382	1,933,619
American Airlines Inc.,
2018 Term Loan B, 6.139%, 6/27/25	United States	2,408,046	2,321,139
2021 Term Loan, 8.993%, 4/20/28	United States	1,024,129	1,021,410
Kestrel Bidco Inc., Term Loan B, 7.354%, 12/11/26	Canada	2,047,806	1,878,545
United Airlines Inc., 2021 Term Loan B, 8.108%, 4/21/28	United States	2,470,529	2,446,343
			9,601,056
Auto Components 0.8%
Clarios Global LP, 2021 USD Term Loan B, 7.634%, 4/30/26	United States	1,755,327	1,726,075
Auto Parts & Equipment 2.3%
DexKo Global Inc., 2021 USD Term Loan B, 8.48%, 10/04/28	United States	992,500	893,111
First Brands Group LLC, 2021 Term Loan, 8.369%, 3/30/27	United States	2,317,352	2,204,961
Truck Hero Inc., 2021 Term Loan B, 8.134%, 1/31/28	United States	2,071,647	1,785,500
			4,883,572
Automobile Manufacturers 0.5%
American Trailer World Corp., Term Loan B, 8.173%, 3/03/28	United States	1,295,532	1,126,037

Building Products 1.6%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 8.173%,
5/12/28	United States	1,753,696	1,669,527
Solis IV BV, USD Term Loan B1, 7.859%, 2/26/29	Netherlands	796,498	704,830
White Cap Buyer LLC, Term Loan B, 8.073%, 10/19/27	United States	974,351	943,902
			3,318,259
Capital Markets 1.9%
Citadel Securities LP, 2021 Term Loan B, 6.938%, 2/02/28	United States	1,424,625	1,401,119
Edelman Financial Center LLC, 2021 Term Loan B, 7.884%, 4/07/28	United States	1,278,579	1,196,430
Jane Street Group LLC, 2021 Term Loan, 7.134%, 1/26/28	United States	1,416,929	1,377,630
			3,975,179
Casinos & Gaming 2.2%
Bally’s Corp., 2021 Term Loan B, 7.542%, 10/02/28	United States	1,780,015	1,651,854
Scientific Games Holdings LP, 2022 USD Term Loan B, 7.097%, 4/04/29	United States	1,479,717	1,414,750
Scientific Games International Inc., 2022 USD Term Loan, 7.417%, 4/14/29	United States	1,309,698	1,295,199
Stars Group Holdings BV, 2022 USD Term Loan B, 8.092%, 7/22/28	Ireland	169,068	168,576
			4,530,379
Chemicals 3.6%
Hexion Holdings Corporation, 2022 USD Term Loan, 8.935%, 3/15/29	United States	1,592,000	1,374,692
INEOS Styrolution US Holding LLC, 2021 USD Term Loan B, 7.134%, 1/29/26	United States	1,703,289	1,677,740
LSF11 A5 Holdco LLC, Term Loan, 8.052%, 10/15/28	United States	1,557,740	1,508,671
PMHC II Inc., 2022 Term Loan B, 8.494%, 4/23/29	United States	1,795,500	1,526,642

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

SCIH Salt Holdings Inc., 2021 Incremental Term Loan B, 8.415%, 3/16/27	United States	1,588,211	1,547,934
			7,635,679
Commercial Services & Supplies 4.0%
Amentum Government Services Holdings LLC, 2022 Term Loan, 8.528%,
2/15/29	United States	2,622,221	2,561,582
APX Group Inc., 2021 Term Loan B, 6.73%, 7/10/28	United States	1,283,694	1,272,262
KUEHG Corp., 2018 Incremental Term Loan, 8.48%, 2/21/25	United States	1,075,833	1,035,941
MPH Acquisition Holdings LLC, 2021 Term Loan B, 8.985%, 9/01/28	United States	695,726	597,455
[d] PECF USS Intermediate Holding III Corporation, Term Loan B, TBD, 8.634%,
12/15/28	United States	1,325,777	1,110,431
Spin Holdco Inc., 2021 Term Loan, 8.765%, 3/04/28	United States	2,163,962	1,836,122
			8,413,793
Communications Equipment 0.4%
CommScope Inc., 2019 Term Loan B, 7.634%, 4/06/26	United States	967,496	914,526
Computer & Electronics Retail 1.4%
McAfee LLC, 2022 USD Term Loan B, 7.974%, 3/01/29	United States	1,746,065	1,630,074
Vision Solutions Inc., 2021 Incremental Term Loan, 8.358%, 4/24/28	United States	1,486,145	1,234,615
			2,864,689
Construction Materials 1.0%
Cornerstone Building Brands Inc., 2021 Term Loan B, 7.568%, 4/12/28	United States	1,374,689	1,239,921
Quikrete Holdings, Inc., 2021 Term Loan B1, 7.384%, 3/18/29	United States	794,000	788,851
			2,028,772
Containers & Packaging 3.0%
BWAY Holding Company, 2017 Term Loan B, 7.37%, 4/03/24	United States	1,498,332	1,465,870
Charter NEX US Inc., 2021 Term Loan, 8.134%, 12/01/27	United States	1,661,104	1,616,595
Klockner-Pentaplast of America Inc., 2021 Term Loan B, 8.259%, 2/12/26	Luxembourg	1,976,627	1,764,140
Reynolds Group Holdings Inc., 2021 Term Loan B, 7.634%, 9/24/28	United States	1,485,709	1,468,482
			6,315,087
Diversified Banks 0.6%
AqGen Island Holdings, Inc, Term Loan, 8.25%, 8/02/28	United States	1,291,298	1,236,960
Diversified Financial Services 1.2%
Asurion LLC,
2020 Term Loan B8, 7.634%, 12/23/26	United States	585,077	523,035
2021 Second Lien Term Loan B4, 9.634%, 1/20/29	United States	1,997,666	1,564,602
Citadel Securities LP, 2022 Incremental Term Loan B, 7.438%, 2/02/28	United States	199,500	197,941
Go Daddy Operating Co. LLC, 2022 Term Loan B5, 7.573%, 10/21/29	United States	174,603	174,542
			2,460,120
Diversified Telecommunication Services 0.8%
Altice France SA, 2018 Term Loan B13, 8.65%, 8/14/26	France	1,173,515	1,094,796
Zayo Group Holdings Inc., USD Term Loan, 7.384%, 3/09/27	United States	708,194	576,838
			1,671,634
Electronic Equipment & Instruments 0.6%
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 9.17%, 7/27/28	United States	1,395,128	1,201,121
Food Products 0.4%
Triton Water Holdings Inc, Term Loan, 8.23%, 3/31/28	United States	814,638	760,362
Health Care Providers & Services 8.0%
ADMI Corp.,
2021 Term Loan B2, 7.759%, 12/23/27	United States	1,153,688	1,049,568
2021 Incremental Term Loan B3, 8.136%, 12/23/27	United States	657,435	600,528
Charlotte Buyer Inc., 1st Lien Term Loan, 9.533%, 2/11/28	United States	376,344	357,685
CHG Healthcare Services Inc., 2021 Term Loan, 7.634%, 9/29/28	United States	1,399,454	1,372,151
Gainwell Acquisition Corp., Term Loan B, 8.73%, 10/01/27	United States	2,885,357	2,715,843
ICON Luxembourg SARL, LUX Term Loan, 7.00%, 7/03/28	Luxembourg	1,208,674	1,206,565
Medical Solutions Holdings Inc., 2021 1st Lien Term Loan, 7.884%, 11/01/28	United States	1,874,462	1,761,019
Medline Borrower LP, USD Term Loan B, 7.634%, 10/23/28	United States	1,643,803	1,565,073

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

National Mentor Holdings Inc.,
2021 Term Loan, 8.14%, 3/02/28	United States	798,818	562,723
2021 Term Loan C, 8.48%, 3/02/28	United States	29,688	20,913
Phoenix Guarantor Inc., 2021 Term Loan B3, 7.884%, 3/05/26	United States	1,181,860	1,114,972
PRA Health Sciences Inc., US Term Loan, 7.00%, 7/03/28	United States	301,142	300,616
Radiology Partners Inc., 2018 1st Lien Term Loan B, 8.639%, 7/09/25	United States	1,124,138	948,845
Team Health Holdings Inc., 1st Lien Term Loan, 7.134%, 2/06/24	United States	506,787	435,837
U.S. Anesthesia Partners Inc., 2021 Term Loan, 8.37%, 10/01/28	United States	1,334,335	1,273,837
U.S. Radiology Specialists Inc., 2020 Term Loan, 9.634%, 12/15/27	United States	1,278,416	1,158,366
U.S. Renal Care Inc., 2019 Term Loan B, 9.438%, 6/26/26	United States	651,398	367,633
			16,812,174
Health Care Services 0.9%
MedAssets Software Intermediate Holdings Inc., 2021 Term Loan, 8.384%,
12/18/28	United States	2,301,085	1,957,844
Home Furnishings 0.4%
[d] AI Aqua Merger Sub Inc., 2021 1st Lien Term Loan B, TBD, 7.967%, 7/31/28	United States	920,375	869,179
Hotels Restaurants & Leisure 1.8%
Caesars Resort Collection LLC,
2017 1st Lien Term Loan B, 7.134%, 12/23/24	United States	696,463	695,794
2020 Term Loan B1, 7.884%, 7/21/25	United States	633,445	632,687
Fertitta Entertainment LLC, 2022 Term Loan B, 8.323%, 1/27/29	United States	1,053,641	1,003,862
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 7.384%, 8/02/28	United States	1,357,639	1,350,342
			3,682,685
Household Products 0.1%
Energizer Holdings, Inc., 6.625%, 12/22/27	United States	231,419	227,658

Insurance 2.1%
Acrisure LLC,
2020 Term Loan B, 7.884%, 2/15/27	United States	1,117,604	1,051,448
2021 First Lien Term Loan B, 8.634%, 2/15/27	United States	242,308	235,139
Alliant Holdings Intermediate LLC, 2021 Term Loan B4, 7.854%, 11/06/27	United States	1,049,870	1,027,560
AssuredPartners Inc., 2020 Term Loan B, 7.884%, 2/12/27	United States	1,456,031	1,417,512
Asurion LLC, 2022 Term Loan B10, 8.68%, 8/19/28	United States	299,250	267,754
Sedgwick Claims Management Services Inc., 2019 Term Loan B, 8.134%,
9/03/26	United States	396,915	390,324
			4,389,737
Insurance Brokers 0.5%
[d] AssuredPartners, Inc., 2022 Term Loan B4, TBD, 8.573%, 2/12/27	United States	420,000	417,902
Hub International Ltd., 2022 Term Loan B, 8.22%, 11/10/29	United States	584,483	579,126
			997,028
Interactive Media & Services 1.3%
Arches Buyer Inc., 2021 Term Loan B, 7.634%, 12/06/27	United States	1,582,843	1,469,575
Hunter Holdco 3 Limited, USD Term Loan B, 8.98%, 8/19/28	United States	1,195,153	1,175,732
			2,645,307
Internet Services & Infrastructure 0.8%
MH Sub I LLC,
2017 1st Lien Term Loan, 8.134%, 9/13/24	United States	488,848	475,948
2020 Incremental Term Loan, 8.134%, 9/13/24	United States	1,323,974	1,289,458
			1,765,406
IT Services 3.8%
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 8.073%, 4/09/27	United States	2,357,161	2,207,269
Dun and Bradstreet Corp., Term Loan, 7.639%, 2/06/26	United States	952,881	945,820
Sedgwick Claims Management Services Inc., 2018 Term Loan B, 7.634%,
12/31/25	United States	1,161,129	1,131,376
Verscend Holding Corp., 2021 Term Loan B, 8.384%, 8/27/25	United States	3,673,730	3,657,657
			7,942,122

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Leisure Equipment & Products 0.9%
Playtika Holding Corp., 2021 Term Loan, 7.134%, 3/13/28	United States	1,094,444	1,047,246
Varsity Brands Inc., 2017 Term Loan B, 7.884%, 12/15/24	United States	792,450	766,002
			1,813,248
Machinery 0.8%
Vertical US Newco Inc., Term Loan B, 6.871%, 7/30/27	Germany	1,700,395	1,640,490
Media 6.2%
AMC Entertainment Holdings Inc., 2019 Term Loan B, 7.274%, 4/22/26	United States	244,898	133,903
Cengage Learning Inc., 2021 Term Loan B, 7.814%, 7/14/26	United States	1,912,799	1,724,809
[d] Clear Channel Outdoor Holdings Inc., Term Loan B, TBD, 7.915%, 8/21/26	United States	1,823,085	1,664,704
Diamond Sports Group LLC, 2022 2nd Lien Term Loan, 7.567%, 8/24/26	United States	511,069	65,588
Gray Television Inc., 2021 Term Loan D, 7.12%, 12/01/28	United States	1,089,744	1,060,572
McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 8.316%, 7/28/28	United States	1,286,886	1,214,898
Nexstar Broadcasting Inc., 2019 Term Loan B4, 6.884%, 9/18/26	United States	891,791	886,106
Radiate Holdco LLC, 2021 Term Loan B, 7.634%, 9/25/26	United States	2,058,837	1,681,925
Univision Communications Inc.,
2021 First Lien Term Loan B, 7.634%, 3/15/26	United States	1,653,105	1,630,375
2022 Term Loan B, 7.634%, 1/31/29	United States	637,573	620,639
Virgin Media Bristol LLC, 2020 USD Term Loan Q, 7.568%, 1/31/29	United States	1,670,000	1,657,893
William Morris Endeavor Entertainment LLC and IMG LLC, 2018 1st Lien Term
Loan, 7.14%, 5/18/25	United States	586,853	575,703
			12,917,115
Office Services & Supplies 1.2%
Prime Security Services Borrower LLC, 2021 Term Loan, 6.505%, 9/23/26	United States	2,431,708	2,413,470
Personal Products 1.6%
Conair Holdings LLC, Term Loan B, 8.48%, 5/17/28	United States	1,651,332	1,397,439
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, 8.48%, 10/01/26	Luxembourg	2,020,653	1,940,110
			3,337,549
Pharmaceuticals 4.2%
Bausch Health Companies Inc., 2022 Term Loan B, 9.667%, 2/01/27	Canada	1,005,326	768,240
eResearchTechnology Inc., 2020 1st Lien Term Loan, 8.884%, 2/04/27	United States	2,459,669	2,177,569
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 6.384%,
11/15/27	United States	1,100,000	1,066,087
Jazz Financing Lux S.a.r.l., USD Term Loan, 7.884%, 5/05/28	United States	1,971,915	1,957,589
Organon & Co., USD Term Loan, 7.75%, 6/02/28	United States	1,408,272	1,398,090
Parexel International Corporation, 2021 1st Lien Term Loan, 7.634%, 11/15/28	United States	1,581,597	1,526,684
			8,894,259
Real Estate Management & Development 0.6%
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, 7.134%, 8/21/25	United States	1,390,455	1,361,159

Retail REITs 1.3%
Great Outdoors Group LLC, 2021 Term Loan B1, 8.134%, 3/06/28	United States	1,964,563	1,892,119
Petco Health and Wellness Company Inc., 2021 Term Loan B, 7.976%, 3/03/28	United States	793,939	771,860
			2,663,979
Semiconductor Equipment 0.4%
MKS Instruments, Inc., 2022 USD Term Loan B, 7.171%, 8/17/29	United States	897,750	889,253

Soft Drinks 0.4%
Naked Juice LLC, Term Loan, 7.93%, 1/24/29	United States	956,797	860,453
Software 13.2%
Athenahealth Inc.,
[d] 2022 Delayed Draw Term Loan, TBD, 2/15/29	United States	449,275	406,756
2022 Term Loan B, 7.821%, 2/15/29	United States	2,637,471	2,387,861
CDK Global Inc., 2022 USD Term Loan B, 9.08%, 7/06/29	United Kingdom	257,143	255,258
Cloudera Inc.,
2021 Term Loan, 8.134%, 10/08/28	United States	1,421,340	1,344,722
2021 Second Lien Term Loan, 10.384%, 10/08/29	United States	303,306	254,398

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Cornerstone OnDemand Inc., 2021 Term Loan, 8.134%, 10/16/28	United States	798,483	716,638
DCert Buyer Inc.,
2019 Term Loan B, 8.696%, 10/16/26	United States	2,666,065	2,581,324
2021 2nd Lien Term Loan, 11.696%, 2/19/29	United States	1,000,000	917,000
Epicor Software Corporation, 2020 Term Loan, 7.634%, 7/30/27	United States	1,699,100	1,635,282
Finastra USA Inc., USD 1st Lien Term Loan, 6.871%, 6/13/24	United States	1,234,352	1,094,969
GoTo Group Inc., Term Loan B, 9.139%, 8/31/27	United States	1,867,883	1,210,388
Hyland Software Inc.,
2018 1st Lien Term Loan, 7.884%, 7/01/24	United States	2,784,269	2,752,598
2021 2nd Lien Term Loan, 10.634%, 7/07/25	United States	30,303	28,818
Idera Inc., 2021 Term Loan, 7.50%, 3/02/28	United States	1,234,150	1,167,043
Ivanti Software Inc.,
2021 Add On Term Loan B, 8.733%, 12/01/27	United States	138,943	110,026
2021 Term Loan B, 9.011%, 12/01/27	United States	1,284,791	1,023,150
Mitchell International Inc., 2021 Term Loan B, 8.415%, 10/15/28	United States	1,182,057	1,092,795
Navicure Inc., 2019 Term Loan B, 8.384%, 10/22/26	United States	3,174,845	3,127,222
Polaris Newco LLC, USD Term Loan B, 8.73%, 6/02/28	United States	2,182,278	1,996,785
Quest Software US Holdings Inc., 2022 Term Loan, 8.494%, 2/01/29	United States	598,500	464,400
Sovos Compliance LLC,
2021 Delayed Draw Term Loan, 8.571%, 8/11/28	United States	257,088	237,485
2021 Term Loan, 8.884%, 8/11/28	United States	1,477,546	1,364,883
The Ultimate Software Group Inc., 2021 2nd Lien Term Loan, 10.032%, 5/03/27	United States	570,096	526,057
Ultimate Software Group Inc. (The),
2021 Term Loan, 6.998%, 5/04/26	United States	658,130	627,691
Term Loan B, 8.134%, 5/04/26	United States	296,931	286,856
			27,610,405
Specialty Chemicals 0.2%
[d] INEOS US Finance LLC, 2022 USD Term Loan B, TBD, 11/08/27	United States	480,000	473,400
Specialty Retail 2.1%
Michaels Companies Inc., 2021 Term Loan B, 8.98%, 4/15/28	United States	1,686,072	1,461,732
PetSmart Inc., 2021 Term Loan B, 8.13%, 2/11/28	United States	1,323,024	1,298,627
SRS Distribution Inc.,
2021 Term Loan B, 7.884%, 6/02/28	United States	371,883	356,444
2022 Incremental Term Loan, 7.923%, 6/02/28	United States	78,949	75,643
Staples Inc., 7 Year Term Loan, 9.44%, 4/16/26	United States	1,233,029	1,143,462
			4,335,908
Technology Hardware, Storage & Peripherals 1.5%
Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, 8.384%, 12/01/27	United States	3,345,647	3,219,500
Wireless Telecommunication Services 0.7%
CCI Buyer Inc., Term Loan, 8.58%, 12/17/27	United States	1,483,887	1,421,564

Total Floating Rate Loans (Cost $199,762,184)			187,785,882

Asset-Backed Securities 0.9%
[a,e] BlueMountain CLO Ltd., Series 2018-3A, C, 144A, 6.558%, 10/25/30	United States	1,000,000	929,079
[a,e] LCM XVIII LP, Series 2018-A, CR, 144A, 6.093%, 4/20/31	United States	1,000,000	908,526

Total Asset-Backed Securities (Cost $1,996,875)			1,837,605

Total Investments before Short-Term Investments (Cost $211,019,859)			197,287,729

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Short-Term Investments 2.8%
U.S. Government & Agency Securities 2.8%
[f] Federal Home Loan Bank Discount Notes, 01/3/23	United States	5,795,000	5,795,000
Total Short-Term Investments (Cost $5,793,744)			5,795,000
Total Investments (Cost $216,813,603) 97.1%			203,082,729
Other Assets, less Liabilities 2.9%			6,131,496
Net Assets 100.0%			$209,214,225

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $9,365,979, representing 4.5% of net assets.
bDefaulted securities.
cThe coupon rate shown represents the rate at period end.
dA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
eThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
fThe security was issued on a discount basis with no stated coupon rate.

Abbreviations

Selected Portfolio

CLO – Collateralized Loan Obligation
REIT – Real Estate Investment Trust
TBD – To be determined
USD – Unified/Union School District

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin Systematic Style Premia ETF	Country	Shares
Common Stocks 53.5%
Aerospace & Defense 0.6%
BAE Systems PLC	United Kingdom	18,544	$190,944
General Dynamics Corp.	United States	1,426	353,805
Thales SA	France	454	57,805
			602,554
Air Freight & Logistics 0.1%
Expeditors International of Washington Inc.	United States	1,091	113,377
Airlines 0.0%†
[a] Singapore Airlines Ltd.	Singapore	9,000	37,109
Automobiles 0.2%
Stellantis NV	United States	14,559	206,097

Banks 1.8%
Banco Bilbao Vizcaya Argentaria SA	Spain	43,470	261,380
Banco Santander SA	Spain	86,401	258,422
Barclays PLC	United Kingdom	60,036	114,479
CaixaBank SA	Spain	29,440	115,374
[a] Commerzbank AG	Germany	7,089	66,851
HSBC Holdings PLC	United Kingdom	44,949	278,835
NatWest Group PLC	United Kingdom	32,298	103,033
Oversea-Chinese Banking Corp. Ltd.	Singapore	21,000	190,710
Societe Generale SA	France	4,793	120,108
Standard Chartered PLC	United Kingdom	16,402	122,799
			1,631,991
Beverages 0.1%
[b] Budweiser Brewing Co. APAC Ltd., H, 144A	China	12,600	39,633
Kirin Holdings Co. Ltd.	Japan	4,200	64,013
			103,646
Biotechnology 3.8%
AbbVie Inc.	United States	4,534	732,740
Amgen Inc.	United States	1,954	513,199
Gilead Sciences Inc.	United States	8,399	721,054
[a] Moderna Inc.	United States	2,562	460,186
[a] Regeneron Pharmaceuticals Inc.	United States	737	531,738
[a] Vertex Pharmaceuticals Inc.	United States	1,828	527,890
			3,486,807
Building Products 0.6%
Carlisle Companies Inc.	United States	343	80,828
Compagnie de Saint-Gobain	France	2,968	144,601
Johnson Controls International PLC	United States	3,900	249,600
Owens Corning	United States	675	57,577
			532,606
Capital Markets 1.4%
3i Group PLC	United Kingdom	6,950	112,152
Ameriprise Financial Inc.	United States	763	237,575
Deutsche Bank AG	Germany	11,111	125,555
LPL Financial Holdings Inc.	United States	565	122,136
Raymond James Financial Inc.	United States	1,331	142,217
SEI Investments Co.	United States	725	42,268
The Carlyle Group Inc.	United States	1,235	36,852
UBS Group AG	Switzerland	23,534	437,638
			1,256,393

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Chemicals 1.4%
Albemarle Corp.	United States	820	177,825
CF Industries Holdings Inc.	United States	1,429	121,751
Corteva Inc.	United States	5,213	306,420
FMC Corp.	United States	870	108,576
LyondellBasell Industries NV, A	United States	1,519	126,123
Nitto Denko Corp.	Japan	900	52,181
Nutrien Ltd.	Canada	3,700	269,932
The Mosaic Co.	United States	2,453	107,613
			1,270,421
Commercial Services & Supplies 0.3%
Cintas Corp.	United States	558	252,004

Communications Equipment 0.2%
[a] Arista Networks Inc.	United States	1,705	206,902
Construction Materials 0.2%
[a] Holcim AG, B	United States	3,193	165,241
Containers & Packaging 0.0%†
CCL Industries Inc., B	Canada	1,000	42,688
Distributors 0.2%
Genuine Parts Co.	United States	957	166,049
LKQ Corp.	United States	890	47,535
			213,584
Diversified Financial Services 0.1%
Equitable Holdings Inc.	United States	2,612	74,964
Diversified Telecommunication Services 1.5%
AT&T Inc.	United States	39,953	735,535
Deutsche Telekom AG	Germany	19,921	396,257
[a] Liberty Global PLC, C	United Kingdom	2,016	39,171
Nippon Telegraph & Telephone Corp.	Japan	7,700	219,541
			1,390,504
Electric Utilities 0.3%
Endesa SA	Spain	2,131	40,107
NRG Energy Inc.	United States	1,667	53,044
[a] PG&E Corp.	United States	10,380	168,779
			261,930
Electrical Equipment 0.6%
AMETEK Inc.	United States	1,392	194,490
Emerson Electric Co.	United States	1,338	128,528
Fuji Electric Co. Ltd.	Japan	900	34,310
Mitsubishi Electric Corp.	Japan	12,200	121,450
Prysmian SpA	Italy	1,768	65,400
			544,178
Electronic Equipment, Instruments & Components 0.3%
[a] Arrow Electronics Inc.	United States	363	37,959
[a] Keysight Technologies Inc.	United States	1,107	189,375
TDK Corp.	Japan	2,700	88,707
			316,041
Entertainment 0.1%
[a] Liberty Media Corp-Liberty Formula One, C	United States	1,269	75,861
[a] Live Nation Entertainment Inc.	United States	713	49,724
			125,585
Equity Real Estate Investment Trusts (REITs) 0.9%
Gaming and Leisure Properties Inc.	United States	1,783	92,876
Goodman Group	Australia	9,944	117,068
Host Hotels & Resorts Inc.	United States	4,374	70,203
Iron Mountain Inc.	United States	1,815	90,478
Link REIT	Hong Kong	15,200	111,591

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Public Storage	United States	1,081	302,885
Weyerhaeuser Co.	United States	1,134	35,154
			820,255
Food & Staples Retailing 1.3%
Alimentation Couche-Tard Inc.	Canada	7,500	329,348
George Weston Ltd.	Canada	400	49,593
Jeronimo Martins SGPS SA	Portugal	1,872	40,317
Koninklijke Ahold Delhaize NV	Netherlands	2,262	64,795
Loblaw Cos. Ltd	Canada	1,100	97,193
The Kroger Co.	United States	4,748	211,666
Walmart Inc.	United States	2,605	369,363
			1,162,275
Food Products 0.8%
Archer-Daniels-Midland Co.	United States	3,959	367,593
Lamb Weston Holdings Inc.	United States	1,027	91,773
The Hershey Co.	United States	903	209,108
Yakult Honsha Co. Ltd.	Japan	800	51,900
			720,374
Gas Utilities 0.1%
Tokyo Gas Co. Ltd.	Japan	2,700	52,897
Health Care Equipment & Supplies 0.1%
[a] Hologic Inc.	United States	1,516	113,412
Health Care Providers & Services 1.5%
[a] Centene Corp.	United States	3,963	325,006
Cigna Corp.	United States	2,143	710,062
Humana Inc.	United States	69	35,341
McKesson Corp.	United States	962	360,865
			1,431,274
Health Care Technology 0.1%
[a] Veeva Systems Inc., A	United States	823	132,816

Hotels, Restaurants & Leisure 1.7%
Aramark	United States	1,392	57,545
[a] Booking Holdings Inc.	United States	207	417,163
Compass Group PLC	United Kingdom	10,748	247,909
Galaxy Entertainment Group Ltd.	Macau	16,000	105,779
McDonald’s Corp.	United States	2,746	723,654
[a] Sands China Ltd.	Macau	18,000	59,731
			1,611,781
Household Durables 0.2%
Sekisui Chemical Co. Ltd.	Japan	2,600	36,356
Sekisui House Ltd.	Japan	4,000	70,741
Techtronic Industries Co. Ltd.	Hong Kong	10,000	111,596
			218,693
Independent Power Producers & Energy Traders 0.2%
Northland Power Inc.	Canada	1,300	35,624
The AES Corp.	United States	4,541	130,599
Vistra Corp.	United States	2,648	61,434
			227,657
Industrial Conglomerates 0.2%
Hitachi Ltd.	Japan	1,000	50,710
Jardine Matheson Holdings Ltd.	Hong Kong	1,100	55,990
Keppel Corp. Ltd.	Singapore	9,000	48,718
			155,418
Insurance 3.8%
Aflac Inc.	United States	3,870	278,408
AIA Group Ltd.	Hong Kong	70,600	785,153
American Financial Group Inc.	United States	451	61,913

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

American International Group Inc.	United States	5,369	339,535
[a] Arch Capital Group Ltd.	United States	2,336	146,654
AXA SA	France	11,521	320,367
Chubb Ltd.	United States	2,648	584,149
Erie Indemnity Co., A	United States	169	42,034
Fairfax Financial Holdings Ltd.	Canada	200	118,391
Fidelity National Financial Inc.	United States	1,723	64,819
Hartford Financial Services Group Inc.	United States	2,062	156,361
MetLife Inc.	United States	4,269	308,947
Principal Financial Group Inc.	United States	1,705	143,084
Sompo Holdings Inc.	Japan	2,000	88,825
W R Berkley Corp.	United States	1,459	105,880
			3,544,520
Interactive Media & Services 2.2%
[a] Alphabet Inc., A	United States	2,612	230,457
[a] Alphabet Inc., C	United States	8,654	767,869
[b] Auto Trader Group PLC, 144A	United Kingdom	5,790	35,911
[a] Meta Platforms Inc., A	United States	7,394	889,794
[a] Pinterest Inc., A	United States	3,812	92,555
			2,016,586
Internet & Direct Marketing Retail 0.7%
[a] Amazon.com Inc.	United States	2,180	183,120
eBay Inc.	United States	3,499	145,104
[a] MercadoLibre Inc.	Brazil	331	280,105
			608,329
IT Services 1.6%
Accenture PLC, A	United States	1,778	474,442
Capgemini SE	France	840	139,808
[a] CGI Inc., A	Canada	1,400	120,590
[a] EPAM Systems Inc.	United States	409	134,046
[a] Gartner Inc.	United States	544	182,860
Mastercard Inc., A	United States	596	207,247
Paychex Inc.	United States	1,940	224,186
TIS Inc.	Japan	1,600	42,199
			1,525,378
Life Sciences Tools & Services 0.9%
Agilent Technologies Inc.	United States	2,091	312,918
[a] IQVIA Holdings Inc.	United States	709	145,267
[a] Mettler-Toledo International Inc.	United States	154	222,599
Sartorius Stedim Biotech	France	194	62,632
[a] Waters Corp.	United States	331	113,394
			856,810
Machinery 1.3%
CNH Industrial NV	United Kingdom	6,425	102,616
Cummins Inc.	United States	870	210,792
Fortive Corp.	United States	2,096	134,668
IDEX Corp.	United States	459	104,803
Komatsu Ltd.	Japan	5,900	128,602
Mitsubishi Heavy Industries Ltd.	Japan	2,300	91,237
Nordson Corp.	United States	310	73,693
PACCAR Inc.	United States	2,340	231,590
Snap-on Inc.	United States	363	82,942
			1,160,943
Marine 0.0%†
AP Moller - Maersk A/S, A	Denmark	22	48,529

Media 0.1%
Publicis Groupe SA	France	1,326	84,090

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Metals & Mining 2.2%
ArcelorMittal SA	Luxembourg	3,223	84,532
BHP Group Ltd.	Australia	23,952	741,170
BlueScope Steel Ltd.	Australia	3,144	35,905
[a] Cleveland-Cliffs Inc.	United States	2,795	45,027
Glencore PLC	Australia	66,085	439,123
Mineral Resources Ltd.	Australia	797	41,725
Nippon Steel Corp.	Japan	5,800	100,751
Nucor Corp.	United States	1,865	245,826
[a] Pilbara Minerals Ltd.	Australia	17,737	45,106
Steel Dynamics Inc.	United States	1,294	126,424
Teck Resources Ltd., B	Canada	3,400	128,402
			2,033,991
Multiline Retail 0.1%
Dollarama Inc.	Canada	1,900	111,045
Multi-Utilities 0.8%
Consolidated Edison Inc.	United States	782	74,532
Engie SA	France	12,973	185,363
RWE AG	Germany	4,438	196,989
Sempra Energy	United States	1,832	283,117
			740,001
Oil, Gas & Consumable Fuels 3.5%
APA Corp.	United States	2,020	94,294
ARC Resources Ltd.	Canada	4,700	63,305
Devon Energy Corp.	United States	3,219	198,001
EQT Corp.	United States	2,206	74,629
Exxon Mobil Corp.	United States	7,533	830,890
HF Sinclair Corp.	United States	1,118	58,013
Marathon Petroleum Corp.	United States	3,436	399,916
OMV AG	Austria	903	46,355
Phillips 66	United States	3,022	314,530
Shell PLC	Netherlands	12,419	347,477
Suncor Energy Inc.	Canada	6,700	212,381
Texas Pacific Land Corp.	United States	41	96,113
TotalEnergies SE	France	1,195	74,800
Tourmaline Oil Corp.	Canada	2,100	105,887
Valero Energy Corp.	United States	2,685	340,619
			3,257,210
Personal Products 0.2%
Beiersdorf AG	Germany	587	67,158
L’Oreal SA	France	366	130,309
			197,467
Pharmaceuticals 0.7%
Bayer AG	Germany	1,899	97,941
Pfizer Inc.	United States	8,898	455,933
Roche Holding AG, Bearer	Switzerland	151	58,494
			612,368
Professional Services 0.5%
Booz Allen Hamilton Holding Corp.	United States	886	92,605
[a] CoStar Group Inc.	United States	2,797	216,152
Randstad NV	Netherlands	819	49,788
Recruit Holdings Co. Ltd.	Japan	1,100	34,823
Robert Half International Inc.	United States	692	51,090
			444,458
Real Estate Investment Trusts (REITs) 0.3%
Simon Property Group Inc.	United States	2,257	265,152

Real Estate Management & Development 0.5%
CK Asset Holdings Ltd.	Hong Kong	14,500	89,267
CK Hutchison Holdings Ltd., A	United Kingdom	19,500	117,051

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Daito Trust Construction Co. Ltd.	Japan	400	41,047
Sun Hung Kai Properties Ltd.	Hong Kong	10,500	143,678
Wharf Real Estate Investment Co. Ltd.	Hong Kong	12,000	69,956
			460,999
Road & Rail 0.9%
Canadian National Railway Co.	Canada	3,500	415,469
Hankyu Hanshin Holdings Inc.	Japan	1,500	44,564
JB Hunt Transport Services Inc.	United States	494	86,134
Kintetsu Group Holdings Co. Ltd.	Japan	1,100	36,307
Knight-Swift Transportation Holdings Inc.	United States	910	47,693
Old Dominion Freight Line Inc.	United States	636	180,484
TFI International Inc.	Canada	600	60,051
			870,702
Semiconductors & Semiconductor Equipment 4.0%
Broadcom Inc.	United States	1,385	774,395
[a] Enphase Energy Inc.	United States	899	238,199
Infineon Technologies AG	Germany	6,997	212,302
KLA Corp.	United States	922	347,622
Microchip Technology Inc.	United States	3,760	264,140
[a] ON Semiconductor Corp.	United States	3,088	192,599
QUALCOMM Inc.	United States	5,795	637,102
[a] Renesas Electronics Corp.	Japan	8,400	75,345
Rohm Co. Ltd.	Japan	600	43,336
STMicroelectronics NV	Switzerland	4,511	158,850
Texas Instruments Inc.	United States	4,364	721,020
			3,664,910
Software 3.3%
[a] Autodesk Inc.	United States	1,478	276,194
Bentley Systems Inc., B	United States	1,384	51,153
[a] Cadence Design Systems Inc.	United States	1,843	296,059
[a] Dropbox Inc., A	United States	1,927	43,126
[a] Fair Isaac Corp.	United States	181	108,343
[a] Fortinet Inc.	United States	4,574	223,623
Intuit Inc.	United States	527	205,119
Microsoft Corp.	United States	5,191	1,244,906
[a] Paycom Software Inc.	United States	266	82,542
[a] Synopsys Inc.	United States	1,069	341,321
Trend Micro Inc.	Japan	800	37,228
[a] VMware Inc., A	United States	1,423	174,687
			3,084,301
Specialty Retail 2.0%
[a] AutoZone Inc.	United States	66	162,768
Lowe’s Companies Inc.	United States	3,553	707,900
[a] O’Reilly Automotive Inc.	United States	44	37,137
The Home Depot Inc.	United States	2,351	742,587
[a] Ulta Beauty Inc.	United States	360	168,865
			1,819,257
Technology Hardware, Storage & Peripherals 0.3%
Dell Technologies Inc., C	United States	1,696	68,213
HP Inc.	United States	6,424	172,613
			240,826
Textiles, Apparel & Luxury Goods 0.6%
Burberry Group PLC	United Kingdom	2,653	64,783
Cie Financiere Richemont SA	Switzerland	2,543	329,557
Gildan Activewear Inc.	Canada	1,300	35,576
LVMH Moet Hennessy Louis Vuitton SE	France	168	121,905
			551,821
Tobacco 0.2%
Imperial Brands PLC	United Kingdom	5,946	148,127

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Trading Companies & Distributors 1.5%
ITOCHU Corp.	Japan	7,300	229,382
Marubeni Corp.	Japan	11,200	128,599
Mitsubishi Corp.	Japan	8,300	269,422
Mitsui & Co. Ltd.	Japan	9,700	283,255
Sumitomo Corp.	Japan	8,100	134,811
Toyota Tsusho Corp.	Japan	1,500	55,534
[a] United Rentals Inc.	United States	416	147,855
W.W. Grainger Inc.	United States	279	155,194
			1,404,052
Water Utilities 0.1%
Essential Utilities Inc.	United States	1,517	72,406
Wireless Telecommunication Services 0.3%
KDDI Corp.	Japan	10,000	301,792

Total Common Stocks (Cost $45,256,329)			49,607,544

Total Investments before Short-Term Investments
(Cost $45,256,329)			49,607,544

Short-Term Investments 29.0%
Discount Note 29.0%
U.S. Treasury Bill, 3/02/23	United States	27,000,000	26,815,827

Total Short-Term Investments (Cost $26,809,050)			26,815,827

Total Investments (Cost $72,065,379) 82.5%			76,423,371
Other Assets, less Liabilities 17.5%			16,231,946

Net Assets 100.0%			$92,655,317

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $75,544, representing 0.1% of net assets.

At December 31, 2022, the Fund had the following total return equity swap contracts outstanding.
Swaps

							Notional		Unrealized
			Payment			Maturity	Amount		Appreciation
Description	Financing Rate Frequency			Counterparty		Date	(000	)s	(Depreciation)
OTC Swap Contracts Short
MSFTLSSP	1-month USD LIBOR At Maturity			MSCS		1/19/23	37,099		748,091

At December 31, 2022 the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts

				Contract Settlement			Unrealized		Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount		Date Appreciation			Depreciation

OTC Forward Exchange Contracts
Australian Dollar	MSCO	Buy	4,132,242		$2,808,048	3/15/23	$2,281		$—
Brazilian Real	MSCO	Buy	4,232,904	785,471		3/15/23	5,922		—
Canadian Dollar	MSCO	Buy	1,575,322	1,161,553		3/15/23	1,760		—
Czech Koruna	MSCO	Sell	25,078,408	1,092,553		3/15/23	—		(11,326)
Euro	MSCO	Buy	1,346,660	1,439,685		3/15/23	4,423		—
Great British Pound	MSCO	Buy	1,508,753	1,866,189		3/15/23	—		(48,111)
Israeli Shekel	MSCO	Sell	10,972,194	3,211,875		3/15/23	90,266		—
Japanese Yen	MSCO	Sell	9,912,945	73,427		3/15/23	—		(2,408)

					FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Forward Exchange Contracts (continued)

OTC Forward Exchange Contracts (continued)
Mexican Peso	MSCO	Buy	61,847,107	$3,086,890	3/15/23	$46,739	$—
New Zealand Dollar	MSCO	Sell	3,999,924	2,553,839	3/15/23	22,030	—
Norwegian Krone	MSCO	Buy	11,038,177	1,130,042	3/15/23	—	(6,159)
Polish Zloty	MSCO	Sell	7,628,054	1,715,082	3/15/23	—	(13,677)
South African Rand	MSCO	Buy	33,318,064	1,912,822	3/15/23	33,693	—
South Korean Won	MSCO	Sell	3,724,406,791	2,845,307	3/15/23	—	(105,718)
Swedish Krona	MSCO	Sell	9,222,020	903,152	3/15/23	14,523	—
Swicc Franc	MSCO	Sell	15,392	16,737	3/15/23	—	(26)
Hungarian Forint	MSCO	Sell	417,358,170	1,066,559	3/16/23	—	(23,525)
Total Forward Exchange Contracts						$221,637	$(210,950)

Net unrealized appreciation (depreciation)							$10,687

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At December 31, 2022, the Fund had the following futures contracts outstanding.
Futures Contracts
						Value/Unrealized
			Number of		Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)

Commodity Contracts
Brent Crude, December			Long	8	$687,280	1/31/23	$27,507
Brent Crude, February			Long	2	170,540	3/31/23	7,105
Cocoa, July			Long	12	312,000	7/14/23	15,724
Coffee ‘C’, July			Long	3	187,425	7/19/23	5,672
Copper, July			Long	2	190,800	7/27/23	2,583
Corn, July			Long	9	302,288	7/14/23	7,661
Corn, March			Long	4	135,700	3/14/23	2,138
Cotton No. 2, July			Long	3	125,070	7/07/23	(149)
Gasoline Rbob, January			Long	7	728,620	1/31/23	72,795
Gasoline Rbob, March			Long	1	110,498	3/31/23	9,154
Gold 100 Ounce, June			Long	2	371,540	6/28/23	8,255
Lean Hog, February			Long	6	210,480	2/14/23	(7,234)
Lean Hog, June			Long	7	305,690	6/14/23	7,820
Live Cattle, June			Long	14	883,820	6/30/23	20,179
Low Sulphur Gasoil, April			Long	1	85,500	4/12/23	(302)
Low Sulphur Gasoil, February			Long	9	815,400	2/10/23	(4,965)
Natural Gas, January			Long	7	313,250	1/27/23	(132,867)
Natural Gas, March			Long	1	39,170	3/29/23	(13,122)
NY Harbor ULSD, January			Long	6	830,340	1/31/23	20,490
NY Harbor ULSD, March			Long	1	128,524	3/31/23	2,833
Platinum			Long	17	920,465	4/26/23	43,294
Silver, July			Long	1	121,925	7/27/23	14,963
Silver, March			Long	2	240,400	3/29/23	6,133
Soybean Meal, July			Long	4	181,720	7/14/23	3,588
Soybean Meal, March			Long	29	1,365,900	3/14/23	31,865
Soybean Oil, July			Long	4	152,544	7/14/23	3,894
Soybean Oil, March			Long	23	884,166	3/14/23	20,453
Soybean, July			Long	3	229,988	7/14/23	6,279
Soybean, March			Long	10	762,000	3/14/23	19,258
Sugar No. 11, February			Long	7	157,114	2/28/23	926
Sugar No. 11, June			Long	18	362,477	6/30/23	10,659
Wheat, July			Long	4	160,600	7/14/23	(5,537)
WTI Crude, January			Long	8	642,080	1/20/23	26,491
WTI Crude, March			Long	2	161,060	3/21/23	7,175
Cocoa, March			Short	16	416,000	3/16/23	(23,843)
Coffee ‘C’, March			Short	37	2,321,288	3/21/23	(146,266)
Copper, March			Short	10	952,625	3/29/23	(26,717)

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Futures Contracts (continued)

Commodity Contracts (continued)
Cotton No. 2, March	Short	32	$1,333,920	3/09/23	$(14,310)
Gold 100 Ounce, February	Short	9	1,643,580	2/24/23	(39,082)
Live Cattle, February	Short	30	1,894,800	2/28/23	(41,887)
Wheat, March	Short	55	2,178,000	3/14/23	82,427
Index Contracts
Australian 10 Yr. Bond	Long	35	2,745,728	3/15/23	(149,770)
CAC 40 10 Euro	Long	46	3,176,594	1/20/23	(113,812)
Canada 10 Yr. Bond	Long	45	4,070,076	3/22/23	(125,214)
EURO STOXX 50 Index	Long	33	1,333,048	3/17/23	(61,927)
Euro-OAT	Long	7	951,026	3/08/23	(57,039)
FTSE 100 Index	Long	34	3,053,491	3/17/23	(2,700)
FTSE/MIB Index	Long	22	2,783,259	3/17/23	(92,611)
IBEX 35 Index	Long	66	5,771,939	1/20/23	(63,053)
Mex Bolsa Index	Long	113	2,831,951	3/17/23	(103,142)
Nikkei 225 Mini	Long	8	1,581,265	3/09/23	(104,322)
S&P/TSX 60 Index	Long	21	3,626,392	3/16/23	(127,873)
U.S. Treasury 10 Yr. Note	Long	40	4,491,875	3/22/23	(100,352)
DAX Index	Short	13	4,851,823	3/17/23	163,744
Euro-BTP	Short	4	464,979	3/08/23	36,368
Euro-Bund	Short	29	4,114,215	3/08/23	258,713
FTSE/JSE Africa Top40 Index	Short	66	2,626,812	3/16/23	39,586
Long Gilt	Short	28	3,364,753	3/29/23	196,633
OMXS30 Index	Short	309	6,055,742	1/20/23	244,178
S+P500 E-Mini, March	Short	13	2,509,650	3/17/23	93,213
SGX Nifty 50	Short	81	2,952,126	1/25/23	(37,534)
Total Futures Contracts					$(75,874)

*As of period end.

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Morgan Stanley Capital Services LLC as of December 31, 2022, expiration date 1/19/23:

	Country	Shares	Value
Reference Entity – Short 100.00%
Automobiles & Components 4.77%
Aptiv PLC	United States	(1,998)	$(186,074)
Cie Generale des Etablissements Michelin SCA	France	(5,289)	(146,677)
Continental AG	Germany	(825)	(49,289)
Ford Motor Co.	United States	(30,306)	(352,459)
Lear Corp.	United States	(450)	(55,809)
Porsche Automobil Holding SE	Germany	(1,206)	(65,951)
Tesla Inc.	United States	(3,101)	(381,981)
Toyota Motor Corp.	Japan	(36,100)	(495,898)
			(1,734,138)
Banks 2.05%
DNB Bank ASA	Norway	(7,178)	(141,687)
First Republic Bank	United States	(1,397)	(170,280)
Hang Seng Bank Ltd.	Hong Kong	(5,800)	(96,457)
SVB Financial Group	United States	(457)	(105,174)
Svenska Handelsbanken AB, A	Sweden	(11,288)	(113,861)
Swedbank AB	Sweden	(6,984)	(118,841)
			(746,300)
Capital Goods 9.84%
Airbus SE	France	(4,350)	(515,415)
Alstom SA	France	(2,516)	(61,276)
Assa Abloy AB, B	Sweden	(7,775)	(166,924)
CAE Inc.	Canada	(2,300)	(44,457)
Epiroc AB, A	Sweden	(5,121)	(93,308)

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Epiroc AB, B	Sweden	(3,043)	(48,962)
Ferrovial SA	Spain	(3,806)	(99,396)
Generac Holdings Inc.	United States	(483)	(48,619)
General Electric Co.	United States	(6,060)	(507,768)
HEICO Corp., A	United States	(551)	(66,037)
IMCD NV	Netherlands	(444)	(63,094)
Kingspan Group PLC	Ireland	(1,194)	(64,454)
Kone Oyj	Finland	(2,673)	(137,788)
L3Harris Technologies Inc.	United States	(1,486)	(309,400)
Makita Corp.	Japan	(1,700)	(39,683)
Melrose Industries PLC	United Kingdom	(31,580)	(51,093)
MTU Aero Engines AG	Germany	(401)	(86,535)
Nibe Industrier AB	Sweden	(11,751)	(109,508)
Plug Power Inc.	United States	(3,915)	(48,429)
Rolls-Royce Holdings PLC	United Kingdom	(64,535)	(72,350)
Sandvik AB	Sweden	(8,259)	(149,335)
Schindler Holding AG	Switzerland	(307)	(57,704)
Siemens Energy AG	Germany	(3,381)	(63,417)
Skanska AB, B	Sweden	(2,669)	(42,266)
SKF AB, B	Sweden	(2,995)	(45,746)
Stanley Black & Decker Inc.	United States	(1,144)	(85,937)
Vestas Wind Systems A/S	Denmark	(7,872)	(228,325)
Vinci SA	France	(2,765)	(275,294)
			(3,582,520)
Commercial & Professional Services 0.80%
Equifax Inc.	United States	(902)	(175,313)
Rentokil Initial PLC	United Kingdom	(19,069)	(116,525)
			(291,838)
Consumer Durables & Apparel 1.29%
Adidas AG	Germany	(1,360)	(185,003)
Hasbro Inc	United States	(1,019)	(62,169)
Newell Brands Inc.	United States	(3,039)	(39,750)
Puma SE	Germany	(826)	(49,984)
VF Corp.	United States	(2,593)	(71,593)
Whirlpool Corp	United States	(417)	(58,989)
			(467,488)
Consumer Services 1.51%
Caesars Entertainment Inc.	United States	(1,561)	(64,938)
Carnival Corp.	United States	(7,512)	(60,547)
Evolution AB	Sweden	(1,421)	(138,479)
MGM Resorts International	United States	(2,428)	(81,411)
Royal Caribbean Cruises Ltd.	United States	(1,774)	(87,689)
Whitbread PLC	United Kingdom	(1,521)	(47,021)
Wynn Resorts Ltd.	United States	(833)	(68,697)
			(548,782)
Diversified Financials 5.73%
Ally Financial Inc.	United States	(2,351)	(57,482)
Annaly Capital Management Inc.	United States	(3,281)	(69,163)
ASX Ltd.	Australia	(1,504)	(69,376)
Credit Suisse Group AG	Switzerland	(28,590)	(85,412)
EQT AB	Sweden	(2,361)	(49,987)
Euronext NV	Netherlands	(676)	(49,896)
Groupe Bruxelles Lambert SA	Belgium	(779)	(62,005)
Hong Kong Exchanges & Clearing Ltd	Hong Kong	(9,100)	(393,150)
Investor AB	Sweden	(3,867)	(71,944)
Investor AB, B	Sweden	(14,102)	(255,202)
Japan Exchange Group Inc.	Japan	(4,100)	(58,962)
M&G PLC	United States	(19,069)	(43,089)
MarketAxess Holdings Inc.	United States	(289)	(80,599)
S&P Global Inc.	United States	(1,499)	(502,075)
Singapore Exchange Ltd.	Singapore	(6,900)	(46,045)
St James’s Place PLC	United Kingdom	(4,072)	(53,635)

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

T Rowe Price Group Inc.	United States	(783)	(85,394)
Tradeweb Markets Inc.	United States	(817)	(53,048)
			(2,086,464)
Energy 6.58%
Aker BP ASA	Norway	(2,425)	(74,860)
Baker Hughes Co.	United States	(7,636)	(225,491)
Cameco Corp.	Canada	(2,900)	(65,686)
Enbridge Inc.	Canada	(13,200)	(515,550)
ENEOS Holdings Inc.	Japan	(24,000)	(81,488)
Galp Energia SGPS SA	Portugal	(3,886)	(52,298)
Kinder Morgan Inc.	United States	(15,633)	(282,645)
ONEOK Inc.	United States	(3,333)	(218,978)
Pembina Pipeline Corp.	Canada	(4,100)	(139,072)
Santos Ltd.	Australia	(24,609)	(119,156)
TC Energy Corp.	Canada	(7,800)	(310,745)
Williams Cos Inc.	United States	(9,377)	(308,503)
			(2,394,472)
Food & Staples Retailing 0.13%
Kesko OYJ	Finland	(2,187)	(48,129)
Food, Beverage & Tobacco 1.98%
Associated British Foods PLC	United Kingdom	(2,716)	(51,489)
Barry Callebaut AG	Switzerland	(27)	(53,375)
Danone SA	France	(4,817)	(253,089)
Hormel Foods Corp.	United States	(2,330)	(106,131)
McCormick & Co Inc.	United States	(1,947)	(161,387)
Mowi ASA	Norway	(3,114)	(52,854)
Orkla ASA	Norway	(5,812)	(41,854)
			(720,179)
Health Care Equipment & Services 4.72%
Baxter International Inc.	United States	(3,928)	(200,210)
DENTSPLY SIRONA Inc.	United States	(1,675)	(53,332)
Fisher & Paykel Healthcare Corp. Ltd.	New Zealand	(4,508)	(64,435)
Fresenius Medical Care AG & Co. KGaA	Germany	(1,632)	(53,245)
Fresenius SE & Co.	Germany	(3,296)	(92,339)
Getinge AB	Sweden	(1,780)	(36,951)
Intuitive Surgical Inc.	United States	(883)	(234,304)
Koninklijke Philips NV	Netherlands	(7,009)	(104,755)
Laboratory Corp of America Holdings	United States	(727)	(171,194)
Masimo Corp.	United States	(378)	(55,925)
Medtronic PLC	United States	(5,700)	(443,004)
Ramsay Health Care Ltd.	Australia	(1,430)	(62,743)
Sysmex Corp.	Japan	(1,200)	(72,739)
Universal Health Services Inc.	United States	(501)	(70,586)
			(1,715,762)
Household & Personal Products 1.46%
Essity AB, B	Sweden	(4,735)	(124,197)
Kimberly-Clark Corp.	United States	(1,883)	(255,617)
Shiseido Co. Ltd.	Japan	(3,100)	(152,034)
			(531,848)
Insurance 2.98%
Ageas SA/NV	Belgium	(1,292)	(57,114)
Assurant Inc.	United States	(411)	(51,400)
Cincinnati Financial Corp.	United States	(1,169)	(119,694)
Lincoln National Corp.	United States	(1,244)	(38,216)
Markel Corp.	United States	(107)	(140,971)
Medibank Pvt Ltd.	Australia	(21,846)	(43,704)
Prudential PLC	Hong Kong	(21,147)	(286,810)
T&D Holdings Inc.	Japan	(4,200)	(60,543)
The Allstate Corp.	United States	(2,114)	(286,658)
			(1,085,110)

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Materials 9.34%
Agnico Eagle Mines Ltd.	Canada	(3,400)	(176,556)
Akzo Nobel NV	Netherlands	(1,433)	(95,677)
Antofagasta PLC	United Kingdom	(3,044)	(56,590)
Ball Corp.	United States	(2,461)	(125,856)
Boliden AB	United States	(2,161)	(81,145)
Chr. Hansen Holding A/S	Denmark	(697)	(49,985)
Covestro AG	Germany	(1,509)	(58,863)
Croda International PLC	United Kingdom	(1,021)	(81,108)
DuPont de Nemours Inc.	United States	(3,848)	(264,088)
Ecolab Inc.	United States	(1,971)	(286,899)
Givaudan SA	Switzerland	(73)	(223,529)
International Flavors & Fragrances Inc.	United States	(2,020)	(211,777)
Koninklijke DSM NV	Netherlands	(1,373)	(167,488)
Mitsubishi Chemical Holdings Corp.	Japan	(10,100)	(52,412)
Newcrest Mining Ltd.	Australia	(7,190)	(100,639)
Newmont Corp.	United States	(6,220)	(293,584)
Norsk Hydro ASA	Norway	(10,470)	(77,927)
Northern Star Resources Ltd.	Australia	(9,110)	(67,401)
PPG Industries Inc.	United States	(1,801)	(226,458)
Svenska Cellulosa AB SCA	Sweden	(4,817)	(61,001)
The Sherwin-Williams Co.	United States	(1,879)	(445,943)
Wheaton Precious Metals Corp.	Canada	(3,500)	(136,647)
Yara International ASA	Norway	(1,287)	(56,256)
			(3,397,829)
Media & Entertainment 5.40%
Charter Communications Inc Com Usd.001 Cl A	United States	(872)	(295,695)
Informa PLC	United Kingdom	(10,496)	(78,228)
Liberty Broadband Corp.	United States	(965)	(73,601)
Match Group Inc.	United States	(2,170)	(90,033)
News Corp., A	United States	(2,895)	(52,689)
Paramount Global, B	United States	(4,552)	(76,838)
ROBLOX Corp.	United States	(2,640)	(75,134)
Roku Inc.	United States	(950)	(38,665)
Sea Ltd. ADR	Singapore	(2,700)	(140,481)
Shaw Communications Inc.	Canada	(2,100)	(60,461)
Snap Inc.	United States	(8,352)	(74,750)
Take-Two Interactive Software Inc.	United States	(1,299)	(135,265)
The Walt Disney Co.	United States	(5,497)	(477,579)
Trade Desk Inc.	United States	(1,672)	(74,956)
Vivendi SA	France	(5,657)	(53,818)
Warner Bros Discovery Inc.	United States	(17,785)	(168,602)
			(1,966,795)
Pharmaceuticals, Biotechnology & Life Sciences 7.35%
AstraZeneca PLC	United Kingdom	(3,710)	(500,632)
Catalent Inc.	United States	(1,316)	(59,233)
Chugai Pharmaceutical Co. Ltd.	Japan	(5,200)	(132,734)
Elanco Animal Health Inc.	United States	(3,353)	(40,974)
Exact Sciences Corp.	United States	(1,362)	(67,433)
Illumina Inc.	United States	(1,215)	(245,673)
Johnson & Johnson	United States	(2,926)	(516,878)
Novo Nordisk AS, B	Denmark	(3,990)	(537,127)
UCB SA	Belgium	(976)	(76,623)
Zoetis Inc.	United States	(3,404)	(498,856)
			(2,676,163)
Real Estate 6.47%
Alexandria Real Estate Equities Inc.	United States	(1,209)	(176,115)
Boston Properties Inc. REIT	United States	(1,145)	(77,379)
Camden Property Trust	United States	(791)	(88,497)
Dexus	Australia	(8,448)	(44,400)
Digital Realty Trust Inc.	United States	(2,177)	(218,288)
Equinix Inc.	United States	(701)	(459,176)

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Essex Property Trust Inc.	United States	(501)	(106,172)
Healthcare Realty Trust Inc.	United States	(3,008)	(57,964)
Healthpeak Properties Inc	United States	(4,227)	(105,971)
Nippon Prologis REIT Inc.	Japan	(17)	(39,748)
SBA Communications Corp. REIT	United States	(823)	(230,695)
Sun Communities Inc.	United States	(958)	(136,994)
UDR Inc.	United States	(2,521)	(97,638)
Ventas Inc. REIT	United States	(3,102)	(139,745)
Vonovia SE	Germany	(5,690)	(133,720)
Welltower Inc	United States	(3,684)	(241,486)
			(2,353,988)
Retailing 2.46%
Advance Auto Parts Inc.	United States	(471)	(69,251)
Burlington Stores Inc	United States	(512)	(103,813)
CarMax Inc	United States	(1,244)	(75,747)
Doordash Inc.	United States	(1,372)	(66,981)
H & M AB, B	Sweden	(5,759)	(62,037)
Target Corp.	United States	(3,113)	(463,961)
Zalando SE	Germany	(1,496)	(52,864)
			(894,654)
Semiconductors & Semiconductor Equipment 6.44%
Advanced Micro Devices Inc.	United States	(7,014)	(454,297)
ASM International NV	Netherlands	(361)	(90,791)
Entegris Inc.	United States	(1,121)	(73,526)
Intel Corp.	United States	(17,233)	(455,468)
Lam Research Corp.	United States	(1,040)	(437,112)
Marvell Technology Inc.	United States	(6,354)	(235,352)
NVIDIA Corp.	United States	(2,968)	(433,744)
Qorvo Inc.	United States	(441)	(39,972)
SolarEdge Technologies Inc.	United States	(436)	(123,506)
			(2,343,768)
Software & Services 7.66%
Adyen NV	Netherlands	(159)	(218,632)
Amadeus IT Group SA	Spain	(3,414)	(176,896)
Bill.com Holdings Inc.	United States	(670)	(73,003)
Cloudflare Inc., A	United States	(1,711)	(77,354)
Fidelity National Information Services Inc.	United States	(4,701)	(318,963)
Fiserv Inc.	United States	(2,314)	(233,876)
MongoDB Inc.	United States	(504)	(99,207)
Okta Inc., A	United States	(1,112)	(75,983)
Palantir Technologies Inc.	United States	(12,417)	(79,717)
Shopify Inc., A	Canada	(8,600)	(298,377)
Snowflake Inc.	United States	(1,530)	(219,616)
Splunk Inc.	United States	(1,144)	(98,487)
Square Inc., A	United States	(3,716)	(233,514)
Twilio Inc., A	United States	(1,283)	(62,816)
Unity Software Inc.	United States	(1,411)	(40,341)
Workday Inc., A	United States	(1,464)	(244,971)
Xero Ltd.	New Zealand	(1,040)	(49,560)
Zoom Video Communications Inc., A	United States	(1,711)	(115,903)
Zscaler Inc.	United States	(618)	(69,154)
			(2,786,370)
Technology Hardware & Equipment 4.23%
Cognex Corp.	United States	(1,249)	(58,840)
Halma PLC	United Kingdom	(2,791)	(66,273)
Hexagon AB	Sweden	(15,295)	(160,003)
Keyence Corp.	Japan	(1,200)	(467,649)
Logitech International SA	Switzerland	(1,333)	(82,210)
NetApp Inc.	United States	(1,696)	(101,862)
Omron Corp.	Japan	(1,500)	(72,815)
Seagate Technology Holdings PLC	United States	(1,500)	(78,915)
Teledyne Technologies Inc.	United States	(354)	(141,568)

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Telefonaktiebolaget LM Ericsson	Sweden	(22,486)	(131,427)
Western Digital Corp.	United States	(2,432)	(76,730)
Zebra Technologies Corp.	United States	(395)	(101,282)
			(1,539,574)
Telecommunication Services 1.93%
Cellnex Telecom SA	Spain	(4,180)	(137,937)
Elisa OYJ	Finland	(1,111)	(58,646)
Koninklijke KPN NV	Netherlands	(25,764)	(79,465)
Singapore Telecommunications Ltd.	Singapore	(64,800)	(124,169)
Spark New Zealand Ltd.	New Zealand	(14,520)	(49,589)
Tele2 AB	Sweden	(4,407)	(35,994)
Telenor ASA	Norway	(5,487)	(51,021)
Telia Co. AB	Sweden	(20,694)	(52,949)
Verizon Communications Inc.	United States	(2,847)	(112,172)
			(701,942)
Transportation 2.01%
Aena SME SA	Spain	(592)	(74,111)
Kuehne + Nagel International AG	Switzerland	(419)	(97,459)
MTR Corp. Ltd.	Hong Kong	(12,500)	(66,224)
Transurban Group	Australia	(24,042)	(211,627)
Uber Technologies Inc.	United States	(11,431)	(282,689)
			(732,110)
Utilities 2.87%
Chubu Electric Power Co. Inc.	Japan	(5,100)	(52,645)
CLP Holdings Ltd.	Hong Kong	(13,000)	(94,856)
Dominion Energy Inc.	United States	(6,339)	(388,708)
Fortum OYJ	Finland	(3,429)	(56,870)
Hong Kong & China Gas Co. Ltd.	Hong Kong	(88,000)	(83,660)
Orsted AS	Denmark	(1,461)	(132,369)
Public Service Enterprise Group Inc.	United States	(3,855)	(236,196)
			(1,045,304)

Total Value of Reference Entity — Morgan Stanley Capital Services LLC			$(36,391,527)

Abbreviations

Selected Portfolio

ADR	–	American Depositary Receipt
CAC	–	Cotation Assistée en Continu
LIBOR	–	London InterBank Offered Rate
MSCO	–	MorganStanley
MSCS	–	Morgan Stanley Capital Services Inc.
OAT	–	Obligation Assumable by the Treasurer
REIT	–	Real Estate Investment Trust
SBA	–	Small Business Administration
SPA	–	Standby Purchase Agreement
TSX	–	Toronto Stock Exchange
ULSD	–	Ultra-Low Sulfur Diesel
USD	–	Unified/Union School District

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin U.S. Core Bond ETF	Country	Principal Amount*
Corporate Bonds & Notes 23.1%
Aerospace & Defense 0.2%
The Boeing Co., Sr. Unsecured note, 3.50%, 3/01/39	United States	5,000,000	$3,623,240
Agriculture 0.7%
Altria Group Inc., 3.40%, 5/06/30	United States	5,000,000	4,285,012
[a] Imperial Brands Finance PLC, 144A, 3.50%, 7/26/26	United Kingdom	6,000,000	5,510,375
			9,795,387
Airlines 0.9%
American Airlines 2016-3 Class A Pass Through Trust, 3.25%, 4/15/30	United States	4,256,309	3,313,834
[a] Delta Air Lines Inc./SkyMiles IP Ltd., first lien, 144A, 4.50%, 10/20/25	United States	7,700,000	7,516,162
United Airlines 2019-2 Class A Pass Through Trust, Series A, 2.90%,
11/01/29	United States	878,884	707,218
United Airlines 2020-1 Class A Pass Through Trust, Series 20-1, 5.875%,
4/15/29	United States	79,038	78,037
United Airlines 2020-1 Class B Pass Through Trust, 2020-1 Class B, 4.875%,
7/15/27	United States	1,828,800	1,741,958
			13,357,209
Banks 6.9%
[a] Banco de Chile, Sr. Unsecured , 144A, 2.99%, 12/09/31	Chile	1,200,000	1,022,425
Bank of America Corp.,
Sr. Unsecured, 1.922%, 10/24/31	United States	1,500,000	1,149,181
Sr. Unsecured note, 2.592% to 4/29/31, FRN thereafter, 4/29/31	United States	3,000,000	2,449,897
Sr. Unsecured note, 3.864% to 7/23/24, FRN thereafter, 7/23/24	United States	5,100,000	5,054,935
[a] BNP Paribas SA, Sr. Unsecured, 144A, 2.819%, 11/19/25	France	2,200,000	2,085,568
[a] BPCE SA, Sr. Unsecured, 144A, 2.045% to 10/19/27, FRN thereafter,
10/19/27	France	3,700,000	3,193,923
Citigroup Inc.,
3.057% to 1/25/33, FRN thereafter, 1/25/33	United States	1,800,000	1,457,249
Sr. Unsecured, 4.044% to 6/01/24, FRN thereafter, 6/01/24	United States	5,100,000	5,066,868
sub. bond, 4.45%, 9/29/27	United States	1,500,000	1,432,620
subordinate, 4.125%, 7/25/28	United States	2,300,000	2,145,070
Credit Suisse Group AG,
4.55%, 4/17/26	Switzerland	1,600,000	1,412,896
[a] 144A, 2.193%, 6/05/26	Switzerland	400,000	341,960
[a] Sr. Unsecured, 144A, 6.373% to 7/15/26, FRN thereafter, 7/15/26	Switzerland	1,100,000	1,033,712
Deutsche Bank AG, Sr. Unsecured, 5.371%, 9/09/27	Germany	3,700,000	3,714,595
Fifth Third Bancorp, 2.375%, 1/28/25	United States	4,400,000	4,175,467
Goldman Sachs Group Inc.,
3.691%, 6/05/28	United States	2,500,000	2,326,705
Sr. Unsecured, 1.948%, 10/21/27	United States	5,200,000	4,553,586
HSBC Holdings PLC,
senior note, 2.013% to 9/22/28, FRN thereafter, 9/22/28	United Kingdom	4,100,000	3,433,060
senior note, 2.357% to 8/18/31, FRN thereafter, 8/18/31	United Kingdom	1,300,000	996,102
senior note, 0.976% to 5/24/25, FRN thereafter, 5/24/25	United Kingdom	4,800,000	4,446,718
JPMorgan Chase & Co.,
subordinated, 2.956% to 5/13/31, FRN thereafter, 5/13/31	United States	5,000,000	4,130,786
senior bond, 2.522% to 4/22/31, FRN thereafter, 4/22/31	United States	2,000,000	1,640,991
Sr. Unsecured, 1.953% to 2/04/32, FRN thereafter, 2/04/32	United States	2,000,000	1,534,463
KeyBank NA, 4.15%, 8/08/25	United States	2,500,000	2,444,931
Mitsubishi UFJ Financial Group Inc., Sr. Unsecured, 5.063%, 9/12/25	Japan	4,500,000	4,470,899
Morgan Stanley,
3.622% to 4/01/31, FRN thereafter, 4/01/31	United States	4,300,000	3,763,626
3.95%, 4/23/27	United States	3,600,000	3,405,334
[a] Nordea Bank Abp, Sr. Unsecured, 144A, 4.75%, 9/22/25	Finland	2,200,000	2,188,405
Santander UK Group Holdings PLC, 1.673% to 6/14/27, FRN thereafter,
6/14/27	United Kingdom	3,200,000	2,724,627
[a] Societe Generale SA, Sr. Unsecured, 144A, 1.792%, 6/09/27	France	4,300,000	3,704,763
Toronto-Dominion Bank, Sr. Unsecured, MTN, 4.693%, 9/15/27	Canada	4,700,000	4,654,380
Truist Bank, sub. Bond, 2.25%, 3/11/30	United States	4,300,000	3,496,069

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Truist Financial Corp., 5.90%, 10/28/26	United States	3,850,000	3,940,094
Wells Fargo & Co.,
senior bond, 2.879% to 10/30/30, FRN thereafter, 10/30/30	United States	7,700,000	6,556,869
4.54%, 8/15/26	United States	1,600,000	1,569,527
			101,718,301
Banks 0.1%
US Bancorp, 5.727%, 10/21/26	United States	1,700,000	1,733,319

Beverages 0.6%
Anheuser-Busch InBev Worldwide Inc., senior bond, 3.50%, 6/01/30	United States	3,900,000	3,559,749
PepsiCo Inc., Sr. Unsecured, 3.90%, 7/18/32	United States	6,000,000	5,675,850
			9,235,599
Biotechnology 0.5%
Bio-Rad Laboratories Inc., 3.30%, 3/15/27	United States	500,000	462,846
Illumina Inc., 5.80%, 12/12/25	United States	3,000,000	3,023,671
Royalty Pharma PLC, 2.20%, 9/02/30	United Kingdom	5,000,000	3,918,933
			7,405,450
Building Products 0.3%
NVR Inc., Sr. Unsecured, 3.00%, 5/15/30	United States	4,500,000	3,787,828

Commercial Services & Supplies 0.6%
Boardwalk Pipelines LP, senior note, 4.80%, 5/03/29	United States	3,950,000	3,726,269
Rockefeller University, Series 2020, Unsecured, 3.75%, 7/01/51	United States	7,000,000	5,506,199
			9,232,468
Diversified Financial Services 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	Ireland	3,500,000	2,663,177
Capital One Financial Corp., Sr. Unsecured, 4.985% to 7/24/26, FRN
thereafter, 7/24/26	United States	4,000,000	3,921,501
			6,584,678
Diversified Telecommunication Services 1.0%
America Movil SAB de CV, Sr. Unsecured note, 2.875%, 5/07/30	Mexico	3,800,000	3,229,984
Orange SA, senior bond, 9.00%, 3/01/31	France	4,300,000	5,273,480
Verizon Communications Inc.,
Sr. Unsecured note, 1.75%, 1/20/31	United States	5,000,000	3,890,974
Sr. Unsecured note, 2.85%, 9/03/41	United States	3,900,000	2,698,848
			15,093,286
Electric Utilities 1.9%
Baltimore Gas and Electric Co., senior bond, 3.50%, 8/15/46	United States	1,400,000	1,045,303
[a] Comision Federal de Electricidad, 144A, 3.348%, 2/09/31	Mexico	3,800,000	2,983,382
Duke Energy Corp., senior bond, 3.75%, 9/01/46	United States	5,000,000	3,731,735
[a] EDP Finance BV, senior note, 144A, 1.71%, 1/24/28	Netherlands	4,500,000	3,721,236
Enel Finance International NV,
[a] senior bond, 144A, 3.50%, 4/06/28	Netherlands	2,700,000	2,366,877
[a] 144A, 2.25%, 7/12/31	Netherlands	3,500,000	2,554,512
Exelon Corp., senior bond, 4.05%, 4/15/30	United States	3,000,000	2,792,387
Georgia Power Co., senior bond, Series 2010-C, 4.75%, 9/01/40	United States	1,400,000	1,269,925
MidAmerican Energy Co., secured bond, 3.65%, 8/01/48	United States	1,100,000	868,610
[a] Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, senior bond,
144A, 4.875%, 7/17/49	Indonesia	750,000	593,549
The Southern Co., senior bond, Series A, 3.70%, 4/30/30	United States	3,000,000	2,714,658
Virginia Electric and Power Co., senior bond, 3.80%, 9/15/47	United States	5,100,000	3,923,653
			28,565,827
Electronic Equipment, Instruments & Components 0.4%
Flex Ltd., senior note, 4.875%, 5/12/30	Singapore	4,300,000	4,049,239
Teledyne FLIR LLC, Sr. Unsecured note, 2.50%, 8/01/30	United States	3,000,000	2,428,097
			6,477,336
Energy Equipment & Services 0.5%
Kinder Morgan Inc., 2.00%, 2/15/31	United States	4,100,000	3,183,490
MPLX LP, Sr. Unsecured, 2.65%, 8/15/30	United States	2,500,000	2,031,636

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

[a] Schlumberger Holdings Corp., senior bond, 144A, 3.90%, 5/17/28	United States	1,950,000	1,820,398
			7,035,524
Entertainment 0.0%†
[a] Warnermedia Holdings Inc., 144A, 4.054%, 3/15/29	United States	900,000	780,336

Food 0.1%
General Mills Inc., 5.241%, 11/18/25	United States	800,000	802,275

Food Products 0.4%
Kraft Heinz Foods Co.,
senior bond, 3.00%, 6/01/26	United States	4,100,000	3,841,961
senior bond, 3.75%, 4/01/30	United States	2,000,000	1,826,017
			5,667,978
Health Care Providers & Services 0.9%
CVS Health Corp.,
senior bond, 4.875%, 7/20/35	United States	1,400,000	1,334,653
senior bond, 4.30%, 3/25/28	United States	1,117,000	1,082,492
Elevance Health Inc., 5.10%, 1/15/44	United States	2,000,000	1,895,575
Quest Diagnostics Inc., senior bond, 2.80%, 6/30/31	United States	6,800,000	5,713,120
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	Ireland	5,000,000	4,064,492
			14,090,332
Healthcare-Products 0.2%
[a] GE HealthCare Technologies Inc., 144A, 5.60%, 11/15/25	United States	2,300,000	2,316,632
Independent Power Producers & Energy Traders 0.3%
[a] Colbun SA, senior note, 144A, 3.95%, 10/11/27	Chile	5,550,000	5,179,857

Insurance 0.9%
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	United States	1,200,000	962,841
[a] Five Corners Funding Trust II, senior note, 144A, 2.85%, 5/15/30	United States	4,000,000	3,362,075
[a] MassMutual Global Funding II, 144A, 5.05%, 12/07/27	United States	5,100,000	5,134,006
MetLife Inc., senior bond, 5.875%, 2/06/41	United States	1,100,000	1,135,615
[a] Metropolitan Life Global Funding I, 144A, 4.30%, 8/25/29	United States	1,400,000	1,333,335
Reinsurance Group of America Inc., Sr. Unsecured, 3.90%, 5/15/29	United States	2,250,000	2,063,384
			13,991,256
Internet Software & Services 0.1%
[a] Tencent Holdings Ltd., Sr. Unsecured, 144A, 3.925%, 1/19/38	Cayman Islands	2,000,000	1,597,155

IT Services 0.6%
Apple Inc., 2.65%, 5/11/50	United States	2,000,000	1,332,718
Fidelity National Information Services Inc., Sr. Unsecured note, 2.25%,
3/01/31	United States	4,500,000	3,536,839
Fiserv Inc., senior bond, 2.65%, 6/01/30	United States	4,700,000	3,961,803
			8,831,360
Media 0.8%
Charter Communications Operating LLC/Charter Communications Operating
Capital,
senior bond, 2.80%, 4/01/31	United States	5,000,000	3,904,027
senior secured note, 3.50%, 3/01/42	United States	1,500,000	966,051
Comcast Corp., senior bond, 4.25%, 1/15/33	United States	4,000,000	3,782,858
NBCUniversal Media LLC, senior bond, 4.45%, 1/15/43	United States	1,100,000	972,201
The Walt Disney Co., 2.75%, 9/01/49	United States	3,000,000	1,998,006
			11,623,143
Metals & Mining 0.1%
[a] Corp. Nacional del Cobre de Chile, Sr. Unsecured , 144A, 4.50%, 8/01/47	Chile	1,160,000	988,471

Oil, Gas & Consumable Fuels 1.3%
[a] Aker BP ASA, 144A, 3.10%, 7/15/31	Norway	4,700,000	3,866,230
Canadian Natural Resources Ltd., senior bond, 3.85%, 6/01/27	Canada	3,000,000	2,829,928
Cheniere Corpus Christi Holdings LLC, senior secured note, first lien, 5.875%,
3/31/25	United States	2,200,000	2,214,876
Equinor ASA, senior note, 2.375%, 5/22/30	Norway	3,000,000	2,558,411
Exxon Mobil Corp., senior bond, 2.61%, 10/15/30	United States	3,000,000	2,628,005

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

[a] Pertamina Persero PT, senior bond, 144A, 4.70%, 7/30/49	Indonesia	1,000,000	818,788
Sabine Pass Liquefaction LLC, first lien, senior secured bond, 4.20%, 3/15/28	United States	4,000,000	3,767,084
			18,683,322
Packaging & Containers 0.2%
Amcor Flexibles North America Inc., senior note, 2.63%, 6/19/30	United States	3,500,000	2,856,701

Paper & Forest Products 0.1%
Suzano Austria GmbH, 3.125%, 1/15/32	Austria	1,300,000	1,015,364

Pharmaceuticals 0.6%
AbbVie Inc., 4.75%, 3/15/45	United States	1,000,000	902,975
Bristol-Myers Squibb Co., senior bond, 4.125%, 6/15/39	United States	3,200,000	2,860,968
Takeda Pharmaceutical Co. Ltd.,
senior note, 2.05%, 3/31/30	Japan	2,600,000	2,128,048
senior note, 5.00%, 11/26/28	Japan	2,500,000	2,483,901
			8,375,892
Pipelines 0.2%
Energy Transfer LP, senior note, 3.90%, 5/15/24	United States	2,650,000	2,582,445
Real Estate Management & Development 0.1%
Simon Property Group LP, Sr. Unsecured, 2.20%, 2/01/31	United States	2,000,000	1,580,206

Road & Rail 0.3%
Burlington Northern Santa Fe LLC,
senior bond, 4.90%, 4/01/44	United States	1,100,000	1,043,907
senior bond, 4.15%, 4/01/45	United States	2,300,000	1,975,250
CSX Corp., senior bond, 4.25%, 11/01/66	United States	1,000,000	789,772
			3,808,929
Software 0.3%
ServiceNow Inc., senior bond, 1.40%, 9/01/30	United States	6,000,000	4,603,611

Wireless Telecommunication Services 0.6%
T-Mobile USA Inc.,
senior note, 3.75%, 4/15/27	United States	5,000,000	4,717,104
senior secured bond, 3.875%, 4/15/30	United States	1,000,000	908,161
Vodafone Group PLC,
senior bond, 4.875%, 6/19/49	United Kingdom	1,000,000	840,363
senior bond, 6.15%, 2/27/37	United Kingdom	2,300,000	2,339,325
			8,804,953

Total Corporate Bonds & Notes (Cost $398,515,695)			341,825,670

U.S. Government & Agency Securities 44.3%
Federal Home Loan Mortgage Corp.,
2.00%, 7/01/37	United States	4,946,673	4,417,666
2.00%, 4/01/52	United States	5,207,158	4,245,846
2.50%, 4/01/37	United States	5,025,728	4,607,017
2.50%, 4/01/52	United States	13,697,645	11,618,986
3.00%, 4/01/37	United States	530,076	497,015
3.00%, 7/01/37	United States	734,733	688,953
3.00%, 8/01/37	United States	565,943	530,653
3.00%, 9/01/37	United States	740,947	694,740
3.50%, 4/01/52	United States	3,237,614	2,947,185
4.00%, 11/01/37	United States	6,044,448	5,904,838
Federal National Mortgage Association,
2.00%, 4/01/37	United States	483,795	431,934
3.00%, 5/01/37	United States	701,764	658,044
3.00%, 10/01/37	United States	4,883,713	4,579,154
3.00%, 12/01/51	United States	5,378,749	4,728,250
3.00%, 3/01/52	United States	883,934	776,996
3.50%, 6/01/49	United States	640,267	593,895
3.50%, 11/01/52	United States	4,781,136	4,349,535

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

U.S. Treasury Bond,
1.125%, 8/15/40	United States	4,100,000	2,548,406
1.25%, 5/15/50	United States	21,500,000	11,578,506
1.375%, 8/15/50	United States	45,100,000	25,077,186
2.00%, 11/15/41	United States	39,800,000	28,437,566
2.00%, 2/15/50	United States	11,100,000	7,337,924
2.25%, 8/15/46	United States	25,354,000	17,966,676
2.25%, 8/15/49	United States	2,050,000	1,442,207
2.75%, 8/15/42	United States	17,450,000	14,046,909
2.75%, 11/15/42	United States	8,650,000	6,941,625
3.00%, 11/15/44	United States	12,595,000	10,406,619
3.00%, 2/15/49	United States	7,293,000	6,009,888
U.S. Treasury Note,
0.375%, 11/30/25	United States	84,600,000	75,683,954
0.375%, 1/31/26	United States	62,772,000	55,859,724
0.875%, 6/30/26	United States	24,500,000	21,913,144
1.25%, 12/31/26	United States	79,900,000	71,563,558
1.25%, 8/15/31	United States	13,200,000	10,707,469
2.125%, 2/29/24	United States	92,000,000	89,344,219
2.125%, 3/31/24	United States	28,000,000	27,132,109
2.75%, 8/15/32	United States	32,650,000	29,737,008
2.875%, 5/15/32	United States	1,700,000	1,567,188
3.25%, 6/30/27	United States	91,500,000	88,504,804

Total U.S. Government & Agency Securities (Cost $729,777,889)			656,077,396

Municipal Bonds 3.0%
Alabama 0.3%
Southeast Alabama Gas Supply District, Series 2018B, Monthly, VRDN,
3.61%, 6/01/49	United States	5,000,000	4,919,926

California 2.3%
California Health Facilities Financing Authority, State of California Personal
Income Tax Revenue, 2.934%, 6/01/32	United States	530,000	444,478
Clovis Unified School District, Refunding, Series 2021B, 3.067%, 8/01/39	United States	12,580,000	9,449,725
Contra Costa Community College District, Refunding, 2.926%, 8/01/38	United States	4,000,000	3,046,312
Golden State Tobacco Securitization Corp., Subordinate Bond, Refunding,
Series 2021, 3.85%, 6/01/50	United States	7,200,000	6,379,780
San Bernardino Community College District,
Refunding, 2.686%,8/01/41	United States	6,140,000	4,340,616
Refunding, 2.856%,8/01/49	United States	3,575,000	2,288,582
State of California, 4.00%, 3/01/46	United States	2,500,000	2,437,477
Whittier City School District, Refunding, 3.306%, 8/01/43	United States	7,500,000	5,645,569
			34,032,539
Ohio 0.1%
Greenville City School District, Refunding, 3.541%, 1/01/51	United States	1,295,000	942,394

Texas 0.3%
City of Austin, Electric Utility Revenue, Refunding, 6.262%, 11/15/32	United States	880,000	940,267
Texas Water Development Board, Series 2019A, 4.00%, 10/15/44	United States	3,750,000	3,650,054
			4,590,321

Total Municipals (Cost $47,297,932)			44,485,180

Mortgage-Backed Securities 21.4%
Fannie Mae 6.8%
Federal Home Loan Mortgage Corp.,
3.50%, 2/1/47	United States	1,505,555	1,407,277
3.50%, 3/1/48	United States	1,828,586	1,695,885
4.00%, 11/1/45	United States	2,577,367	2,473,442
3.50%, 2/1/47	United States	2,827,128	2,627,839
3.50%, 3/1/48	United States	3,703,368	3,423,927
3.00%, 6/1/37	United States	4,435,369	4,158,736
2.50%, 4/1/37	United States	4,988,533	4,574,574
4.00%, 5/1/50	United States	5,887,136	5,622,563
4.00%, 6/1/48	United States	5,385,131	5,152,278

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

3.00%, 3/1/50	United States	15,219,774	13,616,870
3.00%, 3/1/50	United States	5,845,411	5,219,184
2.00%, 1/1/52	United States	13,004,769	10,614,111
2.00%, 2/1/52	United States	579,532	472,542
2.50%, 5/1/37	United States	9,707,113	8,897,207
4.50%, 8/1/52	United States	724,955	698,527
4.00%, 10/1/52	United States	3,699,151	3,473,408
3.00%, 7/1/52	United States	8,956,613	7,869,672
2.50%, 3/1/52	United States	7,100,597	6,020,251
4.50%, 10/1/52	United States	6,272,350	6,043,363
3.50%, 8/1/52	United States	2,084,971	1,896,748
2.00%, 4/1/37	United States	5,180,153	4,613,356
			100,571,760
Freddie Mac 12.2%
Federal National Mortgage Association,
2.00%, 7/1/51	United States	22,346,509	18,257,459
2.50%, 7/1/51	United States	7,398,299	6,291,039
2.50%, 12/1/51	United States	16,359,341	13,887,305
2.50%, 2/1/52	United States	1,658,841	1,408,124
2.50%, 8/1/51	United States	4,618,721	3,926,977
4.50%, 7/1/47	United States	5,635,753	5,539,844
4.50%, 12/1/48	United States	4,020,872	3,974,084
4.50%, 5/1/48	United States	2,801,534	2,765,993
3.50%, 8/1/49	United States	10,523,312	9,772,567
4.50%, 2/1/50	United States	1,657,005	1,620,217
3.00%, 9/1/50	United States	4,997,106	4,449,202
4.00%, 2/1/49	United States	425,898	407,989
3.00%, 4/1/50	United States	6,258,648	5,577,549
2.00%, 7/1/36	United States	9,625,331	8,596,402
2.00%, 8/1/51	United States	14,685,648	12,001,949
3.00%, 11/1/51	United States	5,674,127	4,996,612
2.00%, 5/1/36	United States	11,166,724	9,973,253
2.00%, 3/1/52	United States	15,907,706	12,979,772
2.00%, 4/1/37	United States	5,032,505	4,481,898
3.00%, 5/1/52	United States	5,395,428	4,740,790
2.00%, 1/1/52	United States	5,594,771	4,565,419
2.00%, 2/1/52	United States	5,640,978	4,600,846
2.00%, 2/1/52	United States	5,638,544	4,597,584
2.00%, 6/1/37	United States	1,540,680	1,372,100
3.00%, 7/1/52	United States	1,903,047	1,672,279
5.00%, 10/1/52	United States	3,687,169	3,639,635
3.00%, 4/1/52	United States	5,405,231	4,749,245
3.50%, 8/1/52	United States	5,206,801	4,737,614
3.50%, 6/1/52	United States	5,197,331	4,728,158
2.50%, 3/1/52	United States	11,887,063	10,087,405
3.00%, 9/1/37	United States	567,015	531,662
			180,930,972
Ginnie Mae 2.4%
Government National Mortgage Association,
2.50%, 4/20/52	United States	9,696,736	8,411,152
2.00%, 4/20/52	United States	5,463,791	4,584,953
2.00%, 5/20/52	United States	17,970,838	15,082,037
2.00%, 6/20/52	United States	5,471,665	4,591,370
2.50%, 6/20/52	United States	3,757,834	3,262,669
			35,932,181

Total Mortgage-Backed Securities (Cost $347,371,042)			317,434,913

Foreign Government and Agency Securities 1.2%
Chile 0.1%
Chile Government International Bond, Sr. Unsecured note, 3.500%, 1/25/50	Chile	1,100,000	797,361

Panama 0.0%†
Panama Notas del Tesoro, senior note, 3.750%, 4/17/26	Panama	450,000	424,354

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Peru 0.3%
Peruvian Government International Bond, senior bond, 2.783%, 1/23/31	Peru	5,850,000	4,853,919
Romania 0.1%
[a] Romanian Government International Bond, senior bond, 144A, 5.125%,
6/15/48	Romania	2,270,000	1,813,049
South Korea 0.1%
[a] Korea Electric Power Corp., Sr. Unsecured, 144A, 5.375%, 4/06/26	South Korea	1,600,000	1,613,707
Supranational 0.6%
[a] African Export-Import Bank, senior bond, 144A, 3.994%, 9/21/29	Supranational	6,100,000	5,319,810
[a] Banque Ouest Africaine de Developpement, Sr. Unsecured note, 144A,
5.000%, 7/27/27	Supranational	3,800,000	3,588,226
			8,908,036

Total Foreign Government and Agency Securities (Cost $22,547,158)			18,410,426

Asset-Backed Securities 2.8%
BANK 2021-BNK33, Series 2021-BN33, Class A5, 2.556%, 5/15/64	United States	2,780,000	2,303,559
BANK 2022-BNK40, Series 2022-BN40, Class A4, 3.394%, 3/15/64	United States	2,800,000	2,466,228
Benchmark Mortgage Trust,
Series 2021-B31, Class A5, 2.669%,12/15/54	United States	2,780,000	2,304,344
Series 2022-B32, Class A5, 3.002%,1/15/55	United States	5,560,000	4,711,169
[a] BX 2021-LBA3 Mortgage Trust, Series 2021-PAC, Class A, 144A, 5.007%,
10/15/36	United States	3,090,000	2,970,703
BX Commercial Mortgage Trust,
[a] Series 2019-XL, Class A, 144A, 5.37%,10/15/36	United States	3,778,350	3,734,336
[a] Series 2021-VOLT, Class B, 144A, 5.268%,9/15/36	United States	3,190,000	3,013,883
[a] Series 2022-LP2, CLass A, 144A, 5.349%,2/15/39	United States	2,970,848	2,867,763
[a] BX Trust, Series 2022-IND, Class A, 144A, 5.817%, 4/15/37	United States	4,770,628	4,677,965
[a] DBCG Mortgage Trust, Series 2017-BBG, Class A, 144A, 5.018%, 6/15/34	United States	7,190,000	7,068,615
[a] New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 144A,
1.91%, 10/20/61	United States	6,660,000	5,639,673

Total Asset-Backed Securities (Cost $45,166,326)			41,758,238

Total Investments before Short-Term Investments (Cost $1,590,676,042)			1,419,991,823

Short-Term Investments 1.2%
Money Market Funds 1.2%
[b,c] Institutional Fiduciary Trust Portfolio, 3.84%	United States	17,557,747	17,557,747

Total Short-Term Investments (Cost $17,557,747)			17,557,747

Total Investments (Cost $1,608,233,789) 97.0%			1,437,549,570
Other Assets, less Liabilities 3.0%			43,842,322

Net Assets 100.0%			$1,481,391,892

*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $108,321,865, representing 7.3% of net assets.
bSee Note 3 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

At December 31, 2022, the Fund had the following credit default swap contracts outstanding.
Credit Default Swap Contracts

Periodic
	Payment				Unamortized
	Rate				Upfront	Unrealized
	Received Payment	Maturity	Notional		Payments	Appreciation
Description	(Paid) Frequency	Date	Amount	Value	(Receipts)	(Depreciation)

Over the counter Swap Contracts
Contracts to Sell Protection[a,b]
Long: 25995201 CDS USD R F 1.00000 Mexico
Government International Bond	1% Quarterly	6/20/26	$5,200,000	$6,470	$14,678	$(8,208)
$(8,208)

[a]Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded swaps.
[b]The Fund enters contracts to sell protection to create a long credit position.

At December 31, 2022, the Fund had the following futures contracts outstanding.
Futures Contracts
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Interest rate contracts
U.S. Treasury 5 Yr. Note	Long	132	$14,246,719	3/31/23	$(28,808)
*As of period end.

Abbreviations

Selected Portfolio

FRN – Floating Rate Note
USD – Unified/Union School District

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin U.S. Core Dividend Tilt Index ETF	Industry	Shares	Value
Common Stocks 99.6%
Brazil 0.2%
[a] MercadoLibre Inc.	Internet & Direct Marketing Retail	72	$60,929
China 0.3%
NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	486	76,803
Ireland 0.1%
Seagate Technology Holdings PLC	Technology Hardware, Storage & Peripherals	450	23,675
Russia 0.0%†
[a,b] Polymetal International PLC	Metals & Mining	4,860	—
[b] Tatneft PJSC	Oil, Gas & Consumable Fuels	15,990	—
			—
Switzerland 0.0%†
TE Connectivity Ltd.	Electronic Equipment, Instruments & Components	90	10,332

United Kingdom 0.2%
Linde PLC	Chemicals	180	58,712

United States 98.8%
3M Co.	Industrial Conglomerates	1,296	155,416
Abbott Laboratories	Health Care Equipment & Supplies	1,890	207,503
AbbVie Inc.	Biotechnology	2,178	351,987
Accenture PLC, A	IT Services	450	120,078
[a] Adobe Inc.	Software	288	96,921
Advance Auto Parts Inc.	Specialty Retail	144	21,172
[a] Advanced Micro Devices Inc.	Semiconductors & Semiconductor Equipment	1,494	96,766
Agilent Technologies Inc.	Life Sciences Tools & Services	54	8,081
[a] agilon health Inc.	Health Care Providers & Services	108	1,743
Air Products and Chemicals Inc.	Chemicals	288	88,779
[a] Airbnb Inc., A	Hotels, Restaurants & Leisure	360	30,780
Albemarle Corp.	Chemicals	18	3,903
Alexandria Real Estate Equities Inc.	Equity Real Estate Investment Trusts (REITs)	360	52,441
Alliant Energy Corp.	Electric Utilities	270	14,907
Ally Financial Inc.	Consumer Finance	792	19,364
[a] Alnylam Pharmaceuticals Inc.	Biotechnology	36	8,555
[a] Alphabet Inc., A	Interactive Media & Services	4,266	376,389
[a] Alphabet Inc., C	Interactive Media & Services	3,816	338,594
Altria Group Inc.	Tobacco	4,194	191,708
[a] Amazon.com Inc.	Internet & Direct Marketing Retail	7,218	606,312
Amcor PLC	Containers & Packaging	3,510	41,804
American Electric Power Co. Inc.	Electric Utilities	612	58,109
American Tower Corp.	Equity Real Estate Investment Trusts (REITs)	378	80,083
AmerisourceBergen Corp.	Health Care Providers & Services	108	17,897
Amgen Inc.	Biotechnology	702	184,373
Analog Devices Inc.	Semiconductors & Semiconductor Equipment	1,134	186,010
Annaly Capital Management Inc.	Mortgage Real Estate Investment Trusts (REITs)	974	20,532
Apollo Global Management Inc.	Diversified Financial Services	1,008	64,300
Apple Inc.	Technology Hardware, Storage & Peripherals	12,312	1,599,698
Applied Materials Inc.	Semiconductors & Semiconductor Equipment	846	82,384
[a] Arista Networks Inc.	Communications Equipment	36	4,369
AT&T Inc.	Diversified Telecommunication Services	12,906	237,599
[a] Autodesk Inc.	Software	198	37,000
Automatic Data Processing Inc.	IT Services	54	12,898
AvalonBay Communities Inc.	Equity Real Estate Investment Trusts (REITs)	342	55,240
Avangrid Inc.	Electric Utilities	144	6,189
Baker Hughes Co.	Energy Equipment & Services	360	10,631
Bank of America Corp.	Banks	4,176	138,309
Bath & Body Works Inc.	Specialty Retail	270	11,378
Baxter International Inc.	Health Care Equipment & Supplies	450	22,937
Becton Dickinson and Co.	Health Care Equipment & Supplies	72	18,310

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Best Buy Co. Inc.	Specialty Retail	486	38,982
[a] Bill.com Holdings Inc.	Software	126	13,729
BlackRock Inc.	Capital Markets	270	191,330
Blackstone Inc.	Capital Markets	1,890	140,219
[a] Block Inc.	IT Services	540	33,934
[a] Booking Holdings Inc.	Hotels, Restaurants & Leisure	4	8,061
Boston Properties Inc.	Equity Real Estate Investment Trusts (REITs)	360	24,329
Bristol-Myers Squibb Co.	Pharmaceuticals	2,880	207,216
Broadcom Inc.	Semiconductors & Semiconductor Equipment	594	332,123
Broadridge Financial Solutions Inc.	IT Services	288	38,629
Camden Property Trust	Equity Real Estate Investment Trusts (REITs)	252	28,194
Campbell Soup Co.	Food Products	450	25,538
Cardinal Health Inc.	Health Care Providers & Services	630	48,428
Caterpillar Inc.	Machinery	342	81,930
Chevron Corp.	Oil, Gas & Consumable Fuels	1,908	342,467
Cincinnati Financial Corp.	Insurance	252	25,802
Cisco Systems Inc.	Communications Equipment	5,724	272,691
Citigroup Inc.	Banks	4,302	194,579
Citizens Financial Group Inc.	Banks	1,242	48,898
[a] Cloudflare Inc., A	Software	342	15,462
CMS Energy Corp.	Multi-Utilities	108	6,840
Cognex Corp.	Electronic Equipment, Instruments & Components	234	11,024
[a] Coinbase Global Inc., A	Capital Markets	36	1,274
Colgate-Palmolive Co.	Household Products	414	32,619
Comcast Corp., A	Media	4,464	156,106
Comerica Inc.	Banks	342	22,863
Conagra Brands Inc.	Food Products	1,116	43,189
ConocoPhillips	Oil, Gas & Consumable Fuels	90	10,620
Consolidated Edison Inc.	Multi-Utilities	774	73,770
Corning Inc.	Electronic Equipment, Instruments & Components	1,818	58,067
Costco Wholesale Corp.	Food & Staples Retailing	126	57,519
Coterra Energy Inc., A	Oil, Gas & Consumable Fuels	2,088	51,302
[a] Coupang Inc.	Internet & Catalog Retail	324	4,766
[a] Crowdstrike Holdings Inc., A	Software	252	26,533
Crown Castle Inc.	Equity Real Estate Investment Trusts (REITs)	1,026	139,167
Cummins Inc.	Machinery	270	65,418
CVS Health Corp.	Health Care Providers & Services	1,476	137,548
Danaher Corp.	Life Sciences Tools & Services	270	71,663
Darden Restaurants Inc.	Hotels, Restaurants & Leisure	288	39,839
[a] Datadog Inc., A	Software	306	22,491
Deere & Co.	Machinery	126	54,024
Devon Energy Corp.	Oil, Gas & Consumable Fuels	1,656	101,861
[a] Dexcom Inc.	Health Care Equipment & Supplies	234	26,498
Diamondback Energy Inc.	Oil, Gas & Consumable Fuels	468	64,013
Digital Realty Trust Inc.	Equity Real Estate Investment Trusts (REITs)	702	70,390
Discover Financial Services	Consumer Finance	216	21,131
[a] DocuSign Inc.	Software	270	14,963
Dominion Energy Inc.	Multi-Utilities	2,034	124,725
[a] DoorDash Inc., A	Internet & Direct Marketing Retail	306	14,939
Dow Inc.	Chemicals	1,710	86,167
Duke Energy Corp.	Electric Utilities	1,800	185,382
[a] Dynatrace Inc.	Software	306	11,720
Eastman Chemical Co.	Chemicals	288	23,455
Eaton Corp. PLC	Electrical Equipment	576	90,403
eBay Inc.	Internet & Direct Marketing Retail	1,026	42,548
Edison International	Electric Utilities	918	58,403
[a] Edwards Lifesciences Corp.	Health Care Equipment & Supplies	90	6,715
Elevance Health Inc.	Health Care Providers & Services	36	18,467
Eli Lilly & Co.	Pharmaceuticals	720	263,405
Emerson Electric Co.	Electrical Equipment	558	53,602
[a] Enphase Energy Inc.	Semiconductors & Semiconductor Equipment	144	38,154
Entegris Inc.	Semiconductors & Semiconductor Equipment	180	11,806
Entergy Corp.	Electric Utilities	468	52,650
[a] EPAM Systems Inc.	IT Services	36	11,799
Equinix Inc.	Equity Real Estate Investment Trusts (REITs)	90	58,953

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Equity Residential	Equity Real Estate Investment Trusts (REITs)	828	48,852
Essex Property Trust Inc.	Equity Real Estate Investment Trusts (REITs)	162	34,331
[a] Etsy Inc.	Internet & Direct Marketing Retail	126	15,092
Evergy Inc.	Electric Utilities	504	31,717
Eversource Energy	Electric Utilities	360	30,182
[a] Exact Sciences Corp.	Biotechnology	144	7,129
Exelon Corp.	Electric Utilities	414	17,897
Extra Space Storage Inc.	Equity Real Estate Investment Trusts (REITs)	324	47,686
Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	4,806	530,102
Fastenal Co.	Trading Companies & Distributors	1,386	65,586
Federal Realty Investment Trust	Equity Real Estate Investment Trusts (REITs)	180	18,187
FedEx Corp.	Air Freight & Logistics	108	18,706
Fidelity National Financial Inc.	Insurance	702	26,409
Fidelity National Information Services Inc.	IT Services	450	30,533
Fifth Third Bancorp	Banks	1,782	58,467
FirstEnergy Corp.	Electric Utilities	1,260	52,844
Ford Motor Co.	Automobiles	9,792	113,881
[a] Fortinet Inc.	Software	396	19,360
Franklin Resources Inc.	Capital Markets	630	16,619
Freeport-McMoRan Inc.	Metals & Mining	252	9,576
Garmin Ltd.	Household Durables	342	31,563
Gen Digital Inc.	Software	630	13,501
General Dynamics Corp.	Aerospace & Defense	72	17,864
General Mills Inc.	Food Products	252	21,130
Genuine Parts Co.	Distributors	234	40,601
Gilead Sciences Inc.	Biotechnology	2,196	188,527
Hasbro Inc.	Leisure Products	324	19,767
Healthpeak Properties Inc.	Equity Real Estate Investment Trusts (REITs)	1,332	33,393
Hewlett Packard Enterprise Co.	Technology Hardware, Storage & Peripherals	3,042	48,550
Honeywell International Inc.	Industrial Conglomerates	234	50,146
HP Inc.	Technology Hardware, Storage & Peripherals	2,088	56,105
Hubbell Inc., B	Electrical Equipment	108	25,345
[a] HubSpot Inc.	Software	72	20,817
Humana Inc.	Health Care Providers & Services	8	4,098
Huntington Bancshares Inc.	Banks	3,564	50,252
Illinois Tool Works Inc.	Machinery	504	111,031
[a] Illumina Inc.	Life Sciences Tools & Services	54	10,919
[a] Insulet Corp.	Health Care Equipment & Supplies	36	10,598
Intel Corp.	Semiconductors & Semiconductor Equipment	8,298	219,316
International Business Machines Corp.	IT Services	1,656	233,314
International Flavors & Fragrances Inc.	Chemicals	594	62,275
International Paper Co.	Containers & Packaging	882	30,544
Intuit Inc.	Software	252	98,083
[a] Intuitive Surgical Inc.	Health Care Equipment & Supplies	126	33,434
Invesco Ltd.	Capital Markets	1,098	19,753
Invitation Homes Inc.	Equity Real Estate Investment Trusts (REITs)	432	12,804
Iron Mountain Inc.	Equity Real Estate Investment Trusts (REITs)	666	33,200
Jefferies Financial Group Inc.	Capital Markets	450	15,426
Johnson & Johnson	Pharmaceuticals	2,826	499,213
Johnson Controls International PLC	Building Products	252	16,128
JPMorgan Chase & Co.	Banks	2,664	357,242
Juniper Networks Inc.	Communications Equipment	756	24,162
Kellogg Co.	Food Products	594	42,317
KeyCorp	Banks	2,394	41,704
Kimberly-Clark Corp.	Household Products	774	105,071
Kimco Realty Corp.	Equity Real Estate Investment Trusts (REITs)	1,548	32,787
Kinder Morgan Inc.	Oil, Gas & Consumable Fuels	4,986	90,147
KKR & Co. Inc.	Capital Markets	360	16,711
KLA Corp.	Semiconductors & Semiconductor Equipment	252	95,012
Lam Research Corp.	Semiconductors & Semiconductor Equipment	198	83,219
Lear Corp.	Auto Components	162	20,091
Lincoln National Corp.	Insurance	450	13,824
Lockheed Martin Corp.	Aerospace & Defense	180	87,568
Lowe’s Companies Inc.	Specialty Retail	342	68,140
Lumen Technologies Inc.	Diversified Telecommunication Services	2,376	12,403

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

LyondellBasell Industries NV, A	Chemicals	630	52,309
M&T Bank Corp.	Banks	342	49,611
MarketAxess Holdings Inc.	Capital Markets	54	15,060
Marvell Technology Inc.	Semiconductors & Semiconductor Equipment	990	36,670
Masco Corp.	Building Products	144	6,720
Mastercard Inc., A	IT Services	486	168,997
[a] Match Group Inc.	Interactive Media & Services	162	6,721
McDonald’s Corp.	Hotels, Restaurants & Leisure	306	80,640
Medtronic PLC	Health Care Equipment & Supplies	2,124	165,077
Merck & Co. Inc.	Pharmaceuticals	3,078	341,504
[a] Meta Platforms Inc., A	Interactive Media & Services	1,494	179,788
MetLife Inc.	Insurance	648	46,896
Microchip Technology Inc.	Semiconductors & Semiconductor Equipment	1,332	93,573
Micron Technology Inc.	Semiconductors & Semiconductor Equipment	612	30,588
Microsoft Corp.	Software	6,210	1,489,282
Mid-America Apartment Communities Inc.	Equity Real Estate Investment Trusts (REITs)	252	39,561
[a] Moderna Inc.	Biotechnology	108	19,399
Mondelez International Inc., A	Food Products	18	1,200
[a] MongoDB Inc.	IT Services	90	17,716
Monolithic Power Systems Inc.	Semiconductors & Semiconductor Equipment	108	38,190
Morgan Stanley	Capital Markets	1,962	166,809
MSCI Inc.	Capital Markets	152	70,706
NetApp Inc.	Technology Hardware, Storage & Peripherals	540	32,432
[a] Netflix Inc.	Entertainment	324	95,541
Newmont Corp.	Metals & Mining	1,674	79,013
NextEra Energy Inc.	Electric Utilities	594	49,658
NIKE Inc., B	Textiles, Apparel & Luxury Goods	756	88,460
NiSource Inc.	Multi-Utilities	864	23,691
Northern Trust Corp.	Capital Markets	522	46,192
NRG Energy Inc.	Electric Utilities	720	22,910
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	2,016	294,618
[a] Okta Inc.	IT Services	162	11,069
Omnicom Group Inc.	Media	504	41,111
[a] ON Semiconductor Corp.	Semiconductors & Semiconductor Equipment	360	22,453
ONEOK Inc.	Oil, Gas & Consumable Fuels	1,098	72,139
Oracle Corp.	Software	1,404	114,763
Packaging Corp. of America	Containers & Packaging	216	27,629
[a] Palantir Technologies Inc., A	Software	2,808	18,027
[a] Palo Alto Networks Inc.	Software	144	20,094
Paramount Global, B	Media	1,332	22,484
Paychex Inc.	IT Services	720	83,203
[a] Paycom Software Inc.	Software	18	5,586
[a] PayPal Holdings Inc.	IT Services	738	52,560
PepsiCo Inc.	Beverages	1,458	263,402
Pfizer Inc.	Pharmaceuticals	6,156	315,433
Philip Morris International Inc.	Tobacco	2,538	256,871
Phillips 66	Oil, Gas & Consumable Fuels	1,044	108,660
Pinnacle West Capital Corp.	Electric Utilities	270	20,531
[a] Pinterest Inc., A	Interactive Media & Services	1,044	25,348
Pioneer Natural Resources Co.	Oil, Gas & Consumable Fuels	594	135,664
[a] Plug Power Inc.	Electrical Equipment	810	10,020
PNC Financial Services Group Inc.	Banks	1,044	164,889
PPG Industries Inc.	Chemicals	126	15,843
PPL Corp.	Electric Utilities	1,746	51,018
Principal Financial Group Inc.	Insurance	540	45,317
Prologis Inc.	Equity Real Estate Investment Trusts (REITs)	576	64,933
Prudential Financial Inc.	Insurance	918	91,304
Public Service Enterprise Group Inc.	Multi-Utilities	1,116	68,377
Public Storage	Equity Real Estate Investment Trusts (REITs)	252	70,608
QUALCOMM Inc.	Semiconductors & Semiconductor Equipment	1,656	182,061
Raytheon Technologies Corp.	Aerospace & Defense	1,008	101,727
Realty Income Corp.	Equity Real Estate Investment Trusts (REITs)	1,422	90,197
Regency Centers Corp.	Equity Real Estate Investment Trusts (REITs)	360	22,500
Regions Financial Corp.	Banks	2,286	49,286
ResMed Inc.	Health Care Equipment & Supplies	54	11,239

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

[a] ROBLOX Corp., A	Entertainment	288	8,196
Rockwell Automation Inc.	Electrical Equipment	198	50,999
[a] Roku Inc.	Entertainment	198	8,059
Ross Stores Inc.	Specialty Retail	126	14,625
S&P Global Inc.	Capital Markets	90	30,145
[a] Salesforce Inc.	Software	702	93,078
[a] ServiceNow Inc.	Software	180	69,889
Simon Property Group Inc.	Real Estate Investment Trusts (REITs)	774	90,930
Skyworks Solutions Inc.	Semiconductors & Semiconductor Equipment	378	34,447
[a] Snap Inc., A	Interactive Media & Services	1,062	9,505
Snap-on Inc.	Machinery	126	28,790
[a] Snowflake Inc., A	IT Services	288	41,340
[a] SolarEdge Technologies Inc.	Semiconductors & Semiconductor Equipment	36	10,198
Southern Copper Corp.	Metals & Mining	198	11,957
[a] Splunk Inc.	Software	36	3,099
Stanley Black & Decker Inc.	Machinery	360	27,043
Starbucks Corp.	Hotels, Restaurants & Leisure	1,440	142,848
State Street Corp.	Capital Markets	846	65,624
Synchrony Financial	Consumer Finance	864	28,391
Sysco Corp.	Food & Staples Retailing	252	19,265
T Rowe Price Group Inc.	Capital Markets	540	58,892
Tapestry Inc.	Textiles, Apparel & Luxury Goods	594	22,620
Target Corp.	Multiline Retail	432	64,385
Teradyne Inc.	Semiconductors & Semiconductor Equipment	108	9,434
[a] Tesla Inc.	Automobiles	2,358	290,458
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	1,512	249,813
The AES Corp.	Independent Power Producers & Energy Traders	1,512	43,485
The Bank of New York Mellon Corp.	Capital Markets	1,224	55,717
The Carlyle Group Inc.	Capital Markets	540	16,114
The Charles Schwab Corp.	Capital Markets	306	25,478
The Clorox Co.	Household Products	288	40,415
The Coca-Cola Co.	Beverages	5,220	332,044
The Estee Lauder Companies Inc., A	Personal Products	108	26,796
The Goldman Sachs Group Inc.	Capital Markets	108	37,085
The Home Depot Inc.	Specialty Retail	936	295,645
The Interpublic Group of Companies Inc.	Media	972	32,377
The J M Smucker Co.	Food Products	108	17,114
The Kraft Heinz Co.	Food Products	1,836	74,744
The Procter & Gamble Co.	Household Products	1,998	302,817
The Sherwin-Williams Co.	Chemicals	36	8,544
The Southern Co.	Electric Utilities	2,448	174,812
The TJX Companies Inc.	Specialty Retail	270	21,492
[a] The Trade Desk Inc., A	Software	576	25,822
[a] The Walt Disney Co.	Media	450	39,096
The Williams Companies Inc.	Oil, Gas & Consumable Fuels	3,006	98,897
Thermo Fisher Scientific Inc.	Life Sciences Tools & Services	180	99,124
[a] T-Mobile US Inc.	Wireless Telecommunication Services	36	5,040
Tractor Supply Co.	Specialty Retail	162	36,445
Truist Financial Corp.	Banks	3,456	148,712
[a] Twilio Inc., A	IT Services	198	9,694
[a] Uber Technologies Inc.	Road & Rail	1,188	29,379
UDR Inc.	Equity Real Estate Investment Trusts (REITs)	756	29,280
UGI Corp.	Gas Utilities	486	18,016
Union Pacific Corp.	Road & Rail	468	96,909
United Parcel Service Inc., B	Air Freight & Logistics	1,314	228,426
UnitedHealth Group Inc.	Health Care Providers & Services	630	334,013
[a] Unity Software Inc.	Software	468	13,380
US Bancorp	Banks	3,294	143,651
Vail Resorts Inc.	Hotels, Restaurants & Leisure	90	21,452
Valero Energy Corp.	Oil, Gas & Consumable Fuels	324	41,103
[a] Veeva Systems Inc., A	Health Care Technology	36	5,810
Ventas Inc.	Equity Real Estate Investment Trusts (REITs)	972	43,789
Verizon Communications Inc.	Diversified Telecommunication Services	7,200	283,680
VF Corp.	Textiles, Apparel & Luxury Goods	882	24,352
Viatris Inc.	Pharmaceuticals	2,934	32,655

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

VICI Properties Inc.	Equity Real Estate Investment Trusts (REITs)	2,286	74,066
Visa Inc., A	IT Services	918	190,724
Vistra Corp.	Independent Power Producers & Energy Traders	864	20,045
Walgreens Boots Alliance Inc.	Food & Staples Retailing	1,692	63,213
Walmart Inc.	Food & Staples Retailing	576	81,671
Watsco Inc.	Trading Companies & Distributors	72	17,957
WEC Energy Group Inc.	Multi-Utilities	288	27,003
Wells Fargo & Co.	Banks	2,466	101,821
Welltower Inc.	Equity Real Estate Investment Trusts (REITs)	1,116	73,154
Weyerhaeuser Co.	Equity Real Estate Investment Trusts (REITs)	1,818	56,358
Whirlpool Corp.	Household Durables	126	17,824
[a] Workday Inc., A	Software	108	18,072
WP Carey Inc.	Equity Real Estate Investment Trusts (REITs)	486	37,981
[a] Zillow Group Inc., C	Real Estate Management & Development	162	5,218
Zions Bancorp NA	Banks	270	13,273
[a] Zoom Video Communications Inc., A	Software	198	13,413
[a] ZoomInfo Technologies Inc., A	Interactive Media & Services	252	7,588
[a] Zscaler Inc.	Software	126	14,099
			26,780,824

Total Investments (Cost $29,434,470) 99.6%			27,011,275
Other Assets, less Liabilities 0.4%			104,282

Net Assets 100.0%			$27,115,557

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

At December 31, 2022, the Fund had the following futures contracts outstanding.
Futures Contracts
Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
S&P 500 E-Mini		Long	4	$77,220	3/17/23	$(2,167)
*As of period end.
Selected Portfolio
REIT	– Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin U.S. Equity Index ETF	Industry	Shares	Value
Common Stocks 99.8%
Brazil 0.1%
[a] MercadoLibre Inc.	Internet & Direct Marketing Retail	827	$699,840
China 0.1%
NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	4,706	743,689
[a,b] Sunac China Holdings Ltd.	Real Estate Management & Development	1,000	206
			743,895
Ireland 0.1%
Seagate Technology Holdings PLC	Technology Hardware, Storage & Peripherals	3,437	180,820
Russia 0.0%†
[a,b] Alrosa PJSC	Metals & Mining	3,584	—
[b] Gazprom PJSC	Oil, Gas & Consumable Fuels	15,428	—
[b] Inter RAO UES PJSC	Electric Utilities	53,546	—
[b] LUKOIL PJSC	Oil, Gas & Consumable Fuels	516	—
[b] MMC Norilsk Nickel PJSC	Metals & Mining	100	—
[b] Novolipetsk Steel PJSC	Metals & Mining	2,272	—
[b] PhosAgro PJSC	Chemicals	73	—
[b] PhosAgro PJSC	Chemicals	2	—
[a,b] Polymetal International PLC	Metals & Mining	470	—
[a,b] Polyus PJSC	Metals & Mining	50	—
[b] Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	1,154	—
[b] Severstal PAO	Metals & Mining	392	—
[b] Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	8,286	—
[b] Tatneft PJSC	Oil, Gas & Consumable Fuels	1,974	—
[a,b] TCS Group Holding PLC, GDR	Banks	118	—
[b] United Co. RUSAL International PJSC	Metals & Mining	1,714	—
			—
Switzerland 0.1%
TE Connectivity Ltd.	Electronic Equipment, Instruments & Components	5,792	664,922

United Kingdom 0.5%
Linde PLC	Chemicals	8,867	2,892,238

United States 98.9%
3M Co.	Industrial Conglomerates	9,774	1,172,098
Abbott Laboratories	Health Care Equipment & Supplies	31,311	3,437,635
AbbVie Inc.	Biotechnology	31,494	5,089,745
Accenture PLC, A	IT Services	11,222	2,994,478
Activision Blizzard Inc.	Entertainment	12,670	969,888
[a] Adobe Inc.	Software	8,326	2,801,949
Advance Auto Parts Inc.	Specialty Retail	1,086	159,675
[a] Advanced Micro Devices Inc.	Semiconductors & Semiconductor Equipment	28,960	1,875,739
Aflac Inc.	Insurance	10,136	729,184
Agilent Technologies Inc.	Life Sciences Tools & Services	5,430	812,599
[a] agilon health Inc.	Health Care Providers & Services	3,437	55,473
Air Products and Chemicals Inc.	Chemicals	3,982	1,227,491
[a] Airbnb Inc., A	Hotels, Restaurants & Leisure	7,057	603,373
[a] Akamai Technologies Inc.	IT Services	2,896	244,133
Albemarle Corp.	Chemicals	2,172	471,020
Albertsons Companies Inc.	Food & Staples Retailing	2,896	60,063
Alexandria Real Estate Equities Inc.	Equity Real Estate Investment Trusts (REITs)	2,713	395,203
[a] Align Technology Inc.	Health Care Equipment & Supplies	1,267	267,210
Allegion PLC	Building Products	1,627	171,258
Alliant Energy Corp.	Electric Utilities	4,706	259,818
Ally Financial Inc.	Consumer Finance	5,609	137,140
[a] Alnylam Pharmaceuticals Inc.	Biotechnology	2,172	516,176
[a] Alphabet Inc., A	Interactive Media & Services	107,152	9,454,021
[a] Alphabet Inc., C	Interactive Media & Services	94,844	8,415,508
Altria Group Inc.	Tobacco	32,218	1,472,685

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

[a] Amazon.com Inc.	Internet & Direct Marketing Retail	158,918	13,349,112
Amcor PLC	Containers & Packaging	27,150	323,357
Ameren Corp.	Multi-Utilities	4,706	418,458
American Electric Power Co. Inc.	Electric Utilities	9,050	859,297
American Express Co.	Consumer Finance	10,860	1,604,565
American Financial Group Inc.	Insurance	1,265	173,659
American International Group Inc.	Insurance	13,394	847,037
American Tower Corp.	Equity Real Estate Investment Trusts (REITs)	8,326	1,763,946
American Water Works Co. Inc.	Water Utilities	3,258	496,584
Ameriprise Financial Inc.	Capital Markets	1,810	563,580
AmerisourceBergen Corp.	Health Care Providers & Services	2,896	479,896
AMETEK Inc.	Electrical Equipment	3,982	556,365
Amgen Inc.	Biotechnology	9,591	2,518,980
Amphenol Corp., A	Electronic Equipment, Instruments & Components	10,498	799,318
Analog Devices Inc.	Semiconductors & Semiconductor Equipment	9,229	1,513,833
Annaly Capital Management Inc.	Mortgage Real Estate Investment Trusts (REITs)	8,326	175,512
[a] ANSYS Inc.	Software	1,448	349,822
Aon PLC, A	Insurance	3,620	1,086,507
APA Corp.	Oil, Gas & Consumable Fuels	5,792	270,371
Apollo Global Management Inc.	Diversified Financial Services	7,781	496,350
Apple Inc.	Technology Hardware, Storage & Peripherals	267,518	34,758,614
Applied Materials Inc.	Semiconductors & Semiconductor Equipment	15,204	1,480,566
[a] Aptiv PLC	Auto Components	4,706	438,270
Aramark	Hotels, Restaurants & Leisure	4,523	186,981
[a] Arch Capital Group Ltd.	Insurance	6,516	409,074
Archer-Daniels-Midland Co.	Food Products	9,774	907,516
[a] Arista Networks Inc.	Communications Equipment	4,344	527,144
Arthur J Gallagher & Co.	Insurance	3,799	716,263
[a] Aspen Technology Inc.	Software	362	74,355
AT&T Inc.	Diversified Telecommunication Services	127,062	2,339,211
[a] Atlassian Corp., A	Software	2,534	326,075
Atmos Energy Corp.	Gas Utilities	2,534	283,985
[a] Autodesk Inc.	Software	3,982	744,116
Automatic Data Processing Inc.	IT Services	7,419	1,772,102
[a] AutoZone Inc.	Specialty Retail	338	833,569
AvalonBay Communities Inc.	Equity Real Estate Investment Trusts (REITs)	2,534	409,292
Avangrid Inc.	Electric Utilities	1,086	46,676
[a] Avantor Inc.	Life Sciences Tools & Services	11,946	251,941
Avery Dennison Corp.	Containers & Packaging	1,448	262,088
Baker Hughes Co.	Energy Equipment & Services	17,738	523,803
Ball Corp.	Containers & Packaging	5,609	286,844
Bank of America Corp.	Banks	125,252	4,148,346
Bath & Body Works Inc.	Specialty Retail	3,982	167,801
Baxter International Inc.	Health Care Equipment & Supplies	9,050	461,279
Becton Dickinson and Co.	Health Care Equipment & Supplies	5,068	1,288,792
Bentley Systems Inc., B	Software	3,437	127,032
[a] Berkshire Hathaway Inc., B	Diversified Financial Services	32,218	9,952,140
Best Buy Co. Inc.	Specialty Retail	3,620	290,360
[a] Bill.com Holdings Inc.	Software	1,627	177,278
[a] Biogen Inc.	Biotechnology	2,534	701,715
[a] BioMarin Pharmaceutical Inc.	Biotechnology	3,258	337,170
[a] Bio-Rad Laboratories Inc., A	Life Sciences Tools & Services	362	152,217
Bio-Techne Corp.	Life Sciences Tools & Services	2,896	240,020
BlackRock Inc.	Capital Markets	2,691	1,906,923
Blackstone Inc.	Capital Markets	12,308	913,131
[a] Block Inc.	IT Services	9,774	614,198
[a] Booking Holdings Inc.	Hotels, Restaurants & Leisure	693	1,396,589
Booz Allen Hamilton Holding Corp.	Professional Services	2,534	264,854
BorgWarner Inc.	Auto Components	4,344	174,846
Boston Properties Inc.	Equity Real Estate Investment Trusts (REITs)	2,534	171,248
[a] Boston Scientific Corp.	Health Care Equipment & Supplies	25,702	1,189,232
Bristol-Myers Squibb Co.	Pharmaceuticals	38,010	2,734,819
Broadcom Inc.	Semiconductors & Semiconductor Equipment	7,240	4,048,101
Broadridge Financial Solutions Inc.	IT Services	2,172	291,330
Brown & Brown Inc.	Insurance	4,344	247,478

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Brown-Forman Corp., A	Beverages	903	59,381
Brown-Forman Corp., B	Beverages	3,258	213,985
Bunge Ltd.	Food Products	2,713	270,676
[a] Burlington Stores Inc.	Specialty Retail	1,086	220,197
[a] Cadence Design Systems Inc.	Software	4,885	784,726
[a] Caesars Entertainment Inc.	Hotels, Restaurants & Leisure	3,799	158,038
Camden Property Trust	Equity Real Estate Investment Trusts (REITs)	1,810	202,503
Campbell Soup Co.	Food Products	3,620	205,435
Capital One Financial Corp.	Consumer Finance	6,878	639,379
Cardinal Health Inc.	Health Care Providers & Services	4,706	361,750
[a] CarMax Inc.	Specialty Retail	2,896	176,337
[a] Carnival Corp.	Hotels, Restaurants & Leisure	18,100	145,886
Carrier Global Corp.	Building Products	15,021	619,616
[a] Catalent Inc.	Pharmaceuticals	3,075	138,406
Caterpillar Inc.	Machinery	9,412	2,254,739
[a] CBRE Group Inc., A	Real Estate Management & Development	5,430	417,893
CDW Corp.	Electronic Equipment, Instruments & Components	2,534	452,522
Celanese Corp.	Chemicals	1,810	185,054
[a] Centene Corp.	Health Care Providers & Services	10,315	845,933
CenterPoint Energy Inc.	Multi-Utilities	11,039	331,060
[a] Ceridian HCM Holding Inc.	Software	2,896	185,778
CF Industries Holdings Inc.	Chemicals	3,620	308,424
CH Robinson Worldwide Inc.	Air Freight & Logistics	2,172	198,868
[a] Charles River Laboratories International Inc.	Life Sciences Tools & Services	903	196,764
[a] Charter Communications Inc., A	Media	1,990	674,809
Cheniere Energy Inc.	Oil, Gas & Consumable Fuels	4,344	651,426
Chevron Corp.	Oil, Gas & Consumable Fuels	31,856	5,717,833
[a] Chipotle Mexican Grill Inc.	Hotels, Restaurants & Leisure	496	688,195
Chubb Ltd.	Insurance	7,419	1,636,631
Church & Dwight Co. Inc.	Household Products	4,344	350,170
Cigna Corp.	Health Care Providers & Services	5,430	1,799,176
Cincinnati Financial Corp.	Insurance	2,896	296,521
Cintas Corp.	Commercial Services & Supplies	1,448	653,946
Cisco Systems Inc.	Communications Equipment	73,486	3,500,873
Citigroup Inc.	Banks	34,752	1,571,833
Citizens Financial Group Inc.	Banks	8,867	349,094
[a] Clarivate PLC	Professional Services	7,419	61,874
[a] Cloudflare Inc., A	Software	4,885	220,851
CME Group Inc.	Capital Markets	6,516	1,095,731
CMS Energy Corp.	Multi-Utilities	5,430	343,882
Cognex Corp.	Electronic Equipment, Instruments & Components	3,258	153,484
Cognizant Technology Solutions Corp., A	IT Services	9,412	538,272
[a,c] Coinbase Global Inc., A	Capital Markets	2,713	96,013
Colgate-Palmolive Co.	Household Products	14,842	1,169,401
Comcast Corp., A	Media	77,106	2,696,397
Comerica Inc.	Banks	2,172	145,198
Conagra Brands Inc.	Food Products	8,688	336,226
ConocoPhillips	Oil, Gas & Consumable Fuels	22,444	2,648,392
Consolidated Edison Inc.	Multi-Utilities	6,333	603,598
Constellation Brands Inc., A	Beverages	2,896	671,148
Constellation Energy Corp.	Electric Utilities	5,792	499,328
[a] Copart Inc.	Commercial Services & Supplies	7,602	462,886
Corebridge Financial Inc.	Diversified Financial Services	1,448	29,047
Corning Inc.	Electronic Equipment, Instruments & Components	13,573	433,522
Corteva Inc.	Chemicals	12,849	755,264
[a] CoStar Group Inc.	Professional Services	7,240	559,507
Costco Wholesale Corp.	Food & Staples Retailing	7,964	3,635,566
Coterra Energy Inc., A	Oil, Gas & Consumable Fuels	13,756	337,985
[a] Coupang Inc.	Internet & Catalog Retail	18,462	271,576
[a] Crowdstrike Holdings Inc., A	Software	3,982	419,265
Crown Castle Inc.	Equity Real Estate Investment Trusts (REITs)	7,781	1,055,415
Crown Holdings Inc.	Containers & Packaging	2,172	178,560
CSX Corp.	Road & Rail	37,648	1,166,335
Cummins Inc.	Machinery	2,534	613,963
CVS Health Corp.	Health Care Providers & Services	23,530	2,192,761

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Danaher Corp.	Life Sciences Tools & Services	11,763	3,122,135
Darden Restaurants Inc.	Hotels, Restaurants & Leisure	2,172	300,453
[a] Datadog Inc., A	Software	4,523	332,441
[a] DaVita Inc.	Health Care Providers & Services	1,086	81,092
Deere & Co.	Machinery	5,068	2,172,956
Dell Technologies Inc., C	Technology Hardware, Storage & Peripherals	4,706	189,275
[a] Delta Air Lines Inc.	Airlines	11,584	380,650
DENTSPLY SIRONA Inc.	Health Care Equipment & Supplies	3,620	115,261
Devon Energy Corp.	Oil, Gas & Consumable Fuels	11,584	712,532
[a] Dexcom Inc.	Health Care Equipment & Supplies	7,057	799,135
Diamondback Energy Inc.	Oil, Gas & Consumable Fuels	3,258	445,629
Digital Realty Trust Inc.	Equity Real Estate Investment Trusts (REITs)	5,068	508,168
Discover Financial Services	Consumer Finance	4,885	477,900
[a] DocuSign Inc.	Software	3,437	190,479
Dollar General Corp.	Multiline Retail	3,982	980,567
[a] Dollar Tree Inc.	Multiline Retail	3,799	537,331
Dominion Energy Inc.	Multi-Utilities	14,842	910,111
Domino’s Pizza Inc.	Hotels, Restaurants & Leisure	724	250,794
[a] DoorDash Inc., A	Internet & Direct Marketing Retail	4,706	229,747
Dover Corp.	Machinery	2,534	343,129
Dow Inc.	Chemicals	12,849	647,461
DR Horton Inc.	Household Durables	5,430	484,030
DTE Energy Co.	Multi-Utilities	3,437	403,951
Duke Energy Corp.	Electric Utilities	13,756	1,416,730
DuPont de Nemours Inc.	Chemicals	8,688	596,257
[a] DXC Technology Co.	IT Services	4,523	119,860
[a] Dynatrace Inc.	Software	3,620	138,646
East West Bancorp Inc.	Banks	2,534	166,991
Eastman Chemical Co.	Chemicals	2,172	176,888
Eaton Corp. PLC	Electrical Equipment	7,240	1,136,318
eBay Inc.	Internet & Direct Marketing Retail	9,774	405,328
Ecolab Inc.	Chemicals	4,344	632,313
Edison International	Electric Utilities	6,878	437,578
[a] Edwards Lifesciences Corp.	Health Care Equipment & Supplies	11,222	837,273
[a] Elanco Animal Health Inc.	Pharmaceuticals	8,326	101,744
Electronic Arts Inc.	Entertainment	4,706	574,979
Elevance Health Inc.	Health Care Providers & Services	4,344	2,228,342
Eli Lilly & Co.	Pharmaceuticals	14,118	5,164,929
Emerson Electric Co.	Electrical Equipment	10,498	1,008,438
[a] Enphase Energy Inc.	Semiconductors & Semiconductor Equipment	2,534	671,409
Entegris Inc.	Semiconductors & Semiconductor Equipment	2,713	177,946
Entergy Corp.	Electric Utilities	3,620	407,250
EOG Resources Inc.	Oil, Gas & Consumable Fuels	10,498	1,359,701
[a] EPAM Systems Inc.	IT Services	1,086	355,926
EQT Corp.	Oil, Gas & Consumable Fuels	6,516	220,436
Equifax Inc.	Professional Services	2,172	422,150
Equinix Inc.	Equity Real Estate Investment Trusts (REITs)	1,662	1,088,660
Equitable Holdings Inc.	Diversified Financial Services	6,333	181,757
Equity LifeStyle Properties Inc.	Equity Real Estate Investment Trusts (REITs)	3,075	198,645
Equity Residential	Equity Real Estate Investment Trusts (REITs)	6,154	363,086
Essex Property Trust Inc.	Equity Real Estate Investment Trusts (REITs)	1,086	230,145
[a] Etsy Inc.	Internet & Direct Marketing Retail	2,172	260,162
Everest Re Group Ltd.	Insurance	724	239,839
Evergy Inc.	Electric Utilities	3,982	250,587
Eversource Energy	Electric Utilities	6,154	515,951
[a] Exact Sciences Corp.	Biotechnology	3,258	161,304
Exelon Corp.	Electric Utilities	17,917	774,552
[a] Expedia Group Inc.	Internet & Direct Marketing Retail	2,713	237,659
Expeditors International of Washington Inc.	Air Freight & Logistics	2,896	300,952
Extra Space Storage Inc.	Equity Real Estate Investment Trusts (REITs)	2,351	346,020
Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	73,848	8,145,434
[a] F5 Inc.	Communications Equipment	1,086	155,852
FactSet Research Systems Inc.	Capital Markets	724	290,476
Fastenal Co.	Trading Companies & Distributors	10,315	488,106
Federal Realty Investment Trust	Equity Real Estate Investment Trusts (REITs)	1,265	127,816

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

FedEx Corp.	Air Freight & Logistics	4,344	752,381
Fidelity National Financial Inc.	Insurance	4,885	183,774
Fidelity National Information Services Inc.	IT Services	10,498	712,289
Fifth Third Bancorp	Banks	12,308	403,825
First Republic Bank	Banks	3,258	397,118
[a] First Solar Inc.	Semiconductors & Semiconductor Equipment	1,810	271,120
FirstEnergy Corp.	Electric Utilities	9,774	409,922
[a] Fiserv Inc.	IT Services	11,401	1,152,299
[a] FleetCor Technologies Inc.	IT Services	1,448	265,969
[a] Flex Ltd.	Electronic Equipment, Instruments & Components	7,964	170,907
FMC Corp.	Chemicals	2,172	271,066
Ford Motor Co.	Automobiles	70,952	825,172
[a] Fortinet Inc.	Software	11,763	575,093
Fortive Corp.	Machinery	6,333	406,895
Fortune Brands Innovations Inc.	Building Products	2,351	134,266
Fox Corp., A	Media	5,430	164,909
Fox Corp., B	Media	2,713	77,185
Franklin Resources Inc.	Capital Markets	4,885	128,866
Freeport-McMoRan Inc.	Metals & Mining	25,702	976,676
Garmin Ltd.	Household Durables	2,713	250,383
[a] Gartner Inc.	IT Services	1,448	486,731
Gen Digital Inc.	Software	10,136	217,214
[a] Generac Holdings Inc.	Electrical Equipment	1,086	109,317
General Dynamics Corp.	Aerospace & Defense	3,982	987,974
General Electric Co.	Industrial Conglomerates	19,548	1,637,927
General Mills Inc.	Food Products	10,677	895,266
General Motors Co.	Automobiles	25,340	852,438
Genuine Parts Co.	Distributors	2,534	439,674
Gilead Sciences Inc.	Biotechnology	22,444	1,926,817
Global Payments Inc.	IT Services	4,885	485,178
Globe Life Inc.	Insurance	1,627	196,135
[a] GoDaddy Inc., A	IT Services	2,713	202,987
Halliburton Co.	Energy Equipment & Services	16,290	641,011
Hartford Financial Services Group Inc.	Insurance	5,792	439,207
Hasbro Inc.	Leisure Products	2,351	143,435
HCA Healthcare Inc.	Health Care Providers & Services	3,799	911,608
Healthpeak Properties Inc.	Equity Real Estate Investment Trusts (REITs)	9,412	235,959
HEICO Corp.	Aerospace & Defense	724	111,235
HEICO Corp., A	Aerospace & Defense	1,265	151,610
[a] Henry Schein Inc.	Health Care Providers & Services	2,351	187,774
Hess Corp.	Oil, Gas & Consumable Fuels	5,068	718,744
Hewlett Packard Enterprise Co.	Technology Hardware, Storage & Peripherals	22,985	366,841
Hilton Worldwide Holdings Inc.	Hotels, Restaurants & Leisure	4,885	617,269
[a] Hologic Inc.	Health Care Equipment & Supplies	4,344	324,975
Honeywell International Inc.	Industrial Conglomerates	11,946	2,560,028
[a] Horizon Therapeutics PLC	Biotechnology	3,982	453,152
Hormel Foods Corp.	Food Products	5,430	247,337
Host Hotels & Resorts Inc.	Equity Real Estate Investment Trusts (REITs)	12,670	203,354
Howmet Aerospace Inc.	Aerospace & Defense	6,516	256,796
HP Inc.	Technology Hardware, Storage & Peripherals	16,290	437,712
Hubbell Inc., B	Electrical Equipment	903	211,916
[a] HubSpot Inc.	Software	903	261,084
Humana Inc.	Health Care Providers & Services	2,172	1,112,477
Huntington Bancshares Inc.	Banks	25,519	359,818
Huntington Ingalls Industries Inc.	Aerospace & Defense	724	167,012
IDEX Corp.	Machinery	1,448	330,622
[a] IDEXX Laboratories Inc.	Health Care Equipment & Supplies	1,448	590,726
Illinois Tool Works Inc.	Machinery	5,068	1,116,480
[a] Illumina Inc.	Life Sciences Tools & Services	2,896	585,571
[a] Incyte Corp.	Biotechnology	3,258	261,683
Ingersoll Rand Inc.	Machinery	7,240	378,290
[a] Insulet Corp.	Health Care Equipment & Supplies	1,265	372,403
Intel Corp.	Semiconductors & Semiconductor Equipment	73,848	1,951,803
Intercontinental Exchange Inc.	Capital Markets	9,774	1,002,715
International Business Machines Corp.	IT Services	16,107	2,269,315

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

International Flavors & Fragrances Inc.	Chemicals	4,523	474,191
International Paper Co.	Containers & Packaging	6,516	225,649
Intuit Inc.	Software	5,068	1,972,567
[a] Intuitive Surgical Inc.	Health Care Equipment & Supplies	6,154	1,632,964
Invesco Ltd.	Capital Markets	8,143	146,493
Invitation Homes Inc.	Equity Real Estate Investment Trusts (REITs)	10,498	311,161
[a] IQVIA Holdings Inc.	Life Sciences Tools & Services	3,258	667,532
Iron Mountain Inc.	Equity Real Estate Investment Trusts (REITs)	5,068	252,640
Jack Henry & Associates Inc.	IT Services	1,265	222,083
Jacobs Solutions Inc.	Professional Services	2,172	260,792
[a] Jazz Pharmaceuticals PLC	Pharmaceuticals	1,086	173,011
JB Hunt Transport Services Inc.	Road & Rail	1,448	252,473
Jefferies Financial Group Inc.	Capital Markets	3,258	111,684
Johnson & Johnson	Pharmaceuticals	46,698	8,249,202
Johnson Controls International PLC	Building Products	12,308	787,712
JPMorgan Chase & Co.	Banks	52,490	7,038,909
Juniper Networks Inc.	Communications Equipment	6,154	196,682
Kellogg Co.	Food Products	4,523	322,219
Keurig Dr Pepper Inc.	Beverages	15,204	542,175
KeyCorp	Banks	16,469	286,890
[a] Keysight Technologies Inc.	Electronic Equipment, Instruments & Components	3,258	557,346
Kimberly-Clark Corp.	Household Products	6,154	835,405
Kimco Realty Corp.	Equity Real Estate Investment Trusts (REITs)	11,039	233,806
Kinder Morgan Inc.	Oil, Gas & Consumable Fuels	35,655	644,642
KKR & Co. Inc.	Capital Markets	10,498	487,317
KLA Corp.	Semiconductors & Semiconductor Equipment	2,534	955,394
L3Harris Technologies Inc.	Aerospace & Defense	3,437	715,618
Laboratory Corp. of America Holdings	Health Care Providers & Services	1,627	383,126
Lam Research Corp.	Semiconductors & Semiconductor Equipment	2,534	1,065,040
Lamb Weston Holdings Inc.	Food Products	2,534	226,438
[a] Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	5,971	287,026
Lear Corp.	Auto Components	1,086	134,686
Leidos Holdings Inc.	Professional Services	2,534	266,551
Lennar Corp., A	Household Durables	4,523	409,332
Lennar Corp., B	Household Durables	179	13,386
Lennox International Inc.	Building Products	541	129,423
[a] Liberty Broadband Corp.	Media	2,172	165,658
[a] Liberty Broadband Corp., A	Media	362	27,458
[a] Liberty Media Corp.-Liberty SiriusXM, C	Media	1,265	49,727
[a] Liberty Media Corp.-Liberty SiriusXM, C	Media	2,713	106,160
Lincoln National Corp.	Insurance	2,713	83,343
[a] Live Nation Entertainment Inc.	Entertainment	2,534	176,721
LKQ Corp.	Distributors	4,523	241,573
Lockheed Martin Corp.	Aerospace & Defense	4,161	2,024,285
Loews Corp.	Insurance	3,799	221,596
Lowe’s Companies Inc.	Specialty Retail	11,222	2,235,871
LPL Financial Holdings Inc.	Capital Markets	1,448	313,014
[a,c] Lucid Group Inc.	Automobiles	9,953	67,979
[a] Lululemon Athletica Inc.	Textiles, Apparel & Luxury Goods	2,172	695,865
Lumen Technologies Inc.	Diversified Telecommunication Services	16,469	85,968
LyondellBasell Industries NV, A	Chemicals	4,523	375,545
M&T Bank Corp.	Banks	3,075	446,060
Marathon Oil Corp.	Oil, Gas & Consumable Fuels	11,222	303,780
Marathon Petroleum Corp.	Oil, Gas & Consumable Fuels	8,326	969,063
[a] Markel Corp.	Insurance	243	320,150
MarketAxess Holdings Inc.	Capital Markets	724	201,916
Marriott International Inc., A	Hotels, Restaurants & Leisure	4,706	700,676
Marsh & McLennan Companies Inc.	Insurance	8,867	1,467,311
Martin Marietta Materials Inc.	Construction Materials	1,086	367,035
Marvell Technology Inc.	Semiconductors & Semiconductor Equipment	15,021	556,378
Masco Corp.	Building Products	3,982	185,840
Mastercard Inc., A	IT Services	15,204	5,286,887
[a] Match Group Inc.	Interactive Media & Services	5,068	210,271
McCormick & Co. Inc.	Food Products	4,523	374,911
McDonald’s Corp.	Hotels, Restaurants & Leisure	13,032	3,434,323

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

McKesson Corp.	Health Care Providers & Services	2,534	950,554
Medtronic PLC	Health Care Equipment & Supplies	23,709	1,842,663
Merck & Co. Inc.	Pharmaceuticals	45,250	5,020,487
[a] Meta Platforms Inc., A	Interactive Media & Services	40,182	4,835,502
MetLife Inc.	Insurance	11,946	864,532
[a] Mettler-Toledo International Inc.	Life Sciences Tools & Services	411	594,080
MGM Resorts International	Hotels, Restaurants & Leisure	5,792	194,206
Microchip Technology Inc.	Semiconductors & Semiconductor Equipment	9,774	686,623
Micron Technology Inc.	Semiconductors & Semiconductor Equipment	19,727	985,955
Microsoft Corp.	Software	133,216	31,947,861
Mid-America Apartment Communities Inc.	Equity Real Estate Investment Trusts (REITs)	2,172	340,982
[a] Moderna Inc.	Biotechnology	5,792	1,040,359
[a] Molina Healthcare Inc.	Health Care Providers & Services	1,086	358,619
Molson Coors Beverage Co., B	Beverages	3,258	167,852
Mondelez International Inc., A	Food Products	24,254	1,616,529
[a] MongoDB Inc.	IT Services	1,265	249,003
Monolithic Power Systems Inc.	Semiconductors & Semiconductor Equipment	724	256,014
[a] Monster Beverage Corp.	Beverages	6,878	698,323
Moody’s Corp.	Capital Markets	2,896	806,884
Morgan Stanley	Capital Markets	23,530	2,000,521
Motorola Solutions Inc.	Communications Equipment	2,896	746,328
MSCI Inc.	Capital Markets	1,448	673,566
Nasdaq Inc.	Capital Markets	5,971	366,321
NetApp Inc.	Technology Hardware, Storage & Peripherals	3,799	228,168
[a] Netflix Inc.	Entertainment	7,964	2,348,424
[a] Neurocrine Biosciences Inc.	Biotechnology	1,810	216,186
Newmont Corp.	Metals & Mining	13,935	657,732
News Corp., A	Media	6,695	121,849
News Corp., B	Media	1,989	36,677
NextEra Energy Inc.	Electric Utilities	35,476	2,965,794
NIKE Inc., B	Textiles, Apparel & Luxury Goods	22,444	2,626,172
NiSource Inc.	Multi-Utilities	7,240	198,521
Norfolk Southern Corp.	Road & Rail	4,161	1,025,354
Northern Trust Corp.	Capital Markets	3,620	320,334
Northrop Grumman Corp.	Aerospace & Defense	2,534	1,382,576
[a] Novocure Ltd.	Health Care Equipment & Supplies	1,810	132,764
NRG Energy Inc.	Electric Utilities	4,344	138,226
Nucor Corp.	Metals & Mining	4,706	620,298
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	44,526	6,507,030
[a] NVR Inc.	Household Durables	55	253,692
Occidental Petroleum Corp.	Oil, Gas & Consumable Fuels	13,032	820,886
[a] Okta Inc.	IT Services	2,713	185,379
Old Dominion Freight Line Inc.	Road & Rail	1,627	461,710
Omnicom Group Inc.	Media	3,620	295,283
[a] ON Semiconductor Corp.	Semiconductors & Semiconductor Equipment	7,602	474,137
ONEOK Inc.	Oil, Gas & Consumable Fuels	7,964	523,235
Oracle Corp.	Software	27,512	2,248,831
[a] O’Reilly Automotive Inc.	Specialty Retail	1,121	946,158
Otis Worldwide Corp.	Machinery	7,419	580,982
Owens Corning	Building Products	1,448	123,514
PACCAR Inc.	Machinery	6,154	609,061
Packaging Corp. of America	Containers & Packaging	1,627	208,110
[a] Palantir Technologies Inc., A	Software	32,035	205,665
[a] Palo Alto Networks Inc.	Software	5,430	757,702
Paramount Global, B	Media	9,050	152,764
Parker-Hannifin Corp.	Machinery	2,351	684,141
Paychex Inc.	IT Services	5,792	669,324
[a] Paycom Software Inc.	Software	903	280,210
[a] Paylocity Holding Corp.	Software	724	140,644
[a] PayPal Holdings Inc.	IT Services	20,272	1,443,772
Pentair PLC	Machinery	3,075	138,314
PepsiCo Inc.	Beverages	24,616	4,447,127
PerkinElmer Inc.	Life Sciences Tools & Services	2,172	304,558
Pfizer Inc.	Pharmaceuticals	100,274	5,138,040
[a] PG&E Corp.	Electric Utilities	28,777	467,914

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Philip Morris International Inc.	Tobacco	27,874	2,821,128
Phillips 66	Oil, Gas & Consumable Fuels	8,326	866,570
Pinnacle West Capital Corp.	Electric Utilities	1,989	151,244
[a] Pinterest Inc., A	Interactive Media & Services	10,136	246,102
Pioneer Natural Resources Co.	Oil, Gas & Consumable Fuels	4,344	992,126
[a,c] Plug Power Inc.	Electrical Equipment	9,229	114,163
PNC Financial Services Group Inc.	Banks	7,240	1,143,486
Pool Corp.	Distributors	724	218,887
PPG Industries Inc.	Chemicals	4,161	523,204
PPL Corp.	Electric Utilities	13,032	380,795
Principal Financial Group Inc.	Insurance	4,161	349,191
Prologis Inc.	Equity Real Estate Investment Trusts (REITs)	16,649	1,876,842
Prudential Financial Inc.	Insurance	6,516	648,081
[a] PTC Inc.	Software	1,810	217,272
Public Service Enterprise Group Inc.	Multi-Utilities	9,050	554,494
Public Storage	Equity Real Estate Investment Trusts (REITs)	2,896	811,430
PulteGroup Inc.	Household Durables	3,982	181,300
[a] Qorvo Inc.	Semiconductors & Semiconductor Equipment	1,810	164,058
QUALCOMM Inc.	Semiconductors & Semiconductor Equipment	19,910	2,188,905
Quanta Services Inc.	Construction & Engineering	2,534	361,095
Quest Diagnostics Inc.	Health Care Providers & Services	1,989	311,159
Raymond James Financial Inc.	Capital Markets	3,437	367,243
Raytheon Technologies Corp.	Aerospace & Defense	26,426	2,666,912
Realty Income Corp.	Equity Real Estate Investment Trusts (REITs)	11,222	711,811
Regency Centers Corp.	Equity Real Estate Investment Trusts (REITs)	2,713	169,563
[a] Regeneron Pharmaceuticals Inc.	Biotechnology	1,928	1,391,033
Regions Financial Corp.	Banks	16,469	355,072
Reinsurance Group of America Inc.	Insurance	1,086	154,310
Republic Services Inc.	Commercial Services & Supplies	3,620	466,944
ResMed Inc.	Health Care Equipment & Supplies	2,534	527,401
[a] Rivian Automotive Inc., A	Automobiles	9,774	180,135
[a] ROBLOX Corp., A	Entertainment	6,154	175,143
Rockwell Automation Inc.	Electrical Equipment	2,172	559,442
[a] Roku Inc.	Entertainment	2,172	88,400
Rollins Inc.	Commercial Services & Supplies	3,982	145,502
Roper Technologies Inc.	Industrial Conglomerates	1,810	782,083
Ross Stores Inc.	Specialty Retail	6,154	714,295
[a] Royal Caribbean Cruises Ltd.	Hotels, Restaurants & Leisure	3,799	187,785
Royalty Pharma PLC	Pharmaceuticals	6,878	271,819
S&P Global Inc.	Capital Markets	5,792	1,939,972
[a] Salesforce Inc.	Software	17,738	2,351,881
SBA Communications Corp.	Equity Real Estate Investment Trusts (REITs)	1,989	557,537
Schlumberger Ltd.	Energy Equipment & Services	25,157	1,344,893
[a] Seagen Inc.	Biotechnology	2,534	325,644
Sealed Air Corp.	Containers & Packaging	2,713	135,324
SEI Investments Co.	Capital Markets	1,810	105,523
Sempra Energy	Multi-Utilities	5,609	866,815
Sensata Technologies Holding PLC	Electrical Equipment	2,896	116,940
[a] ServiceNow Inc.	Software	3,620	1,405,537
Signature Bank	Banks	1,086	125,129
Simon Property Group Inc.	Real Estate Investment Trusts (REITs)	5,792	680,444
[c] Sirius XM Holdings Inc.	Media	14,118	82,449
Skyworks Solutions Inc.	Semiconductors & Semiconductor Equipment	2,896	263,912
[a] Snap Inc., A	Interactive Media & Services	18,100	161,995
Snap-on Inc.	Machinery	903	206,326
[a] Snowflake Inc., A	IT Services	5,068	727,461
[a] SolarEdge Technologies Inc.	Semiconductors & Semiconductor Equipment	1,086	307,631
Southern Copper Corp.	Metals & Mining	1,448	87,445
[a] Southwest Airlines Co.	Airlines	10,315	347,306
[a] Splunk Inc.	Software	2,534	218,152
SS&C Technologies Holdings Inc.	IT Services	3,799	197,776
Stanley Black & Decker Inc.	Machinery	2,713	203,801
Starbucks Corp.	Hotels, Restaurants & Leisure	20,634	2,046,893
State Street Corp.	Capital Markets	6,516	505,446
Steel Dynamics Inc.	Metals & Mining	2,896	282,939

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

STERIS PLC	Health Care Equipment & Supplies	1,810	334,289
Stryker Corp.	Health Care Equipment & Supplies	6,154	1,504,591
Sun Communities Inc.	Equity Real Estate Investment Trusts (REITs)	2,172	310,596
[a] SVB Financial Group	Banks	1,086	249,932
Synchrony Financial	Consumer Finance	7,964	261,697
[a] Synopsys Inc.	Software	2,713	866,234
Sysco Corp.	Food & Staples Retailing	9,050	691,872
T Rowe Price Group Inc.	Capital Markets	3,982	434,277
[a] Take-Two Interactive Software Inc.	Entertainment	2,896	301,560
Tapestry Inc.	Textiles, Apparel & Luxury Goods	3,982	151,635
Targa Resources Corp.	Oil, Gas & Consumable Fuels	3,982	292,677
Target Corp.	Multiline Retail	8,326	1,240,907
[a] Teledyne Technologies Inc.	Electronic Equipment, Instruments & Components	903	361,119
Teleflex Inc.	Health Care Equipment & Supplies	903	225,416
Teradyne Inc.	Semiconductors & Semiconductor Equipment	2,713	236,981
[a] Tesla Inc.	Automobiles	48,068	5,921,016
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	16,290	2,691,434
Texas Pacific Land Corp.	Oil, Gas & Consumable Fuels	109	255,521
Textron Inc.	Aerospace & Defense	3,799	268,969
The AES Corp.	Independent Power Producers & Energy Traders	11,763	338,304
The Allstate Corp.	Insurance	4,706	638,134
The Bank of New York Mellon Corp.	Capital Markets	13,032	593,217
[a] The Boeing Co.	Aerospace & Defense	10,136	1,930,807
The Carlyle Group Inc.	Capital Markets	3,799	113,362
The Charles Schwab Corp.	Capital Markets	27,150	2,260,509
The Clorox Co.	Household Products	2,172	304,797
The Coca-Cola Co.	Beverages	69,504	4,421,149
The Cooper Companies Inc.	Health Care Equipment & Supplies	903	298,595
The Estee Lauder Companies Inc., A	Personal Products	4,161	1,032,386
The Goldman Sachs Group Inc.	Capital Markets	6,154	2,113,161
The Hershey Co.	Food Products	2,534	586,798
The Home Depot Inc.	Specialty Retail	18,462	5,831,407
The Interpublic Group of Companies Inc.	Media	6,878	229,106
The J M Smucker Co.	Food Products	1,810	286,813
The Kraft Heinz Co.	Food Products	14,118	574,744
The Kroger Co.	Food & Staples Retailing	11,763	524,395
The Mosaic Co.	Chemicals	6,333	277,829
The Procter & Gamble Co.	Household Products	42,354	6,419,172
The Progressive Corp.	Insurance	10,498	1,361,696
The Sherwin-Williams Co.	Chemicals	4,344	1,030,962
The Southern Co.	Electric Utilities	19,548	1,395,923
The TJX Companies Inc.	Specialty Retail	20,813	1,656,715
[a] The Trade Desk Inc., A	Software	7,781	348,822
The Travelers Companies Inc.	Insurance	4,161	780,146
[a] The Walt Disney Co.	Media	32,580	2,830,550
The Williams Companies Inc.	Oil, Gas & Consumable Fuels	21,720	714,588
Thermo Fisher Scientific Inc.	Life Sciences Tools & Services	7,049	3,881,814
[a] T-Mobile US Inc.	Wireless Telecommunication Services	10,498	1,469,720
Tractor Supply Co.	Specialty Retail	1,989	447,465
Trane Technologies PLC	Building Products	4,161	699,422
TransDigm Group Inc.	Aerospace & Defense	927	583,686
TransUnion	Professional Services	3,437	195,050
[a] Trimble Inc.	Electronic Equipment, Instruments & Components	4,344	219,633
Truist Financial Corp.	Banks	23,892	1,028,073
[a] Twilio Inc., A	IT Services	3,258	159,512
[a] Tyler Technologies Inc.	Software	724	233,425
Tyson Foods Inc., A	Food Products	5,068	315,483
[a] Uber Technologies Inc.	Road & Rail	35,838	886,274
UDR Inc.	Equity Real Estate Investment Trusts (REITs)	5,430	210,304
UGI Corp.	Gas Utilities	3,620	134,193
[a] Ulta Beauty Inc.	Specialty Retail	903	423,570
Union Pacific Corp.	Road & Rail	10,860	2,248,780
[a] United Airlines Holdings Inc.	Airlines	5,609	211,459
United Parcel Service Inc., B	Air Freight & Logistics	13,032	2,265,483
[a] United Rentals Inc.	Trading Companies & Distributors	1,265	449,606

	FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

UnitedHealth Group Inc.	Health Care Providers & Services	16,652	8,828,557
[a,c] Unity Software Inc.	Software	4,344	124,195
Universal Health Services Inc., B	Health Care Providers & Services	1,086	153,007
US Bancorp	Banks	24,254	1,057,717
Vail Resorts Inc.	Hotels, Restaurants & Leisure	724	172,565
Valero Energy Corp.	Oil, Gas & Consumable Fuels	6,878	872,543
[a] Veeva Systems Inc., A	Health Care Technology	2,534	408,937
Ventas Inc.	Equity Real Estate Investment Trusts (REITs)	7,240	326,162
[a] VeriSign Inc.	IT Services	1,627	334,251
Verisk Analytics Inc.	Professional Services	2,896	510,912
Verizon Communications Inc.	Diversified Telecommunication Services	75,296	2,966,662
[a] Vertex Pharmaceuticals Inc.	Biotechnology	4,706	1,358,999
VF Corp.	Textiles, Apparel & Luxury Goods	5,609	154,864
Viatris Inc.	Pharmaceuticals	21,720	241,744
VICI Properties Inc.	Equity Real Estate Investment Trusts (REITs)	17,193	557,053
Visa Inc., A	IT Services	29,322	6,091,939
Vistra Corp.	Independent Power Producers & Energy Traders	6,878	159,570
[a] VMware Inc., A	Software	3,620	444,391
Voya Financial Inc.	Diversified Financial Services	1,810	111,297
Vulcan Materials Co.	Construction Materials	2,351	411,684
W R Berkley Corp.	Insurance	3,620	262,703
W.W. Grainger Inc.	Trading Companies & Distributors	724	402,725
Walgreens Boots Alliance Inc.	Food & Staples Retailing	13,032	486,876
Walmart Inc.	Food & Staples Retailing	25,340	3,592,959
Waste Management Inc.	Commercial Services & Supplies	6,695	1,050,312
[a] Waters Corp.	Life Sciences Tools & Services	1,086	372,042
Watsco Inc.	Trading Companies & Distributors	541	134,925
WEC Energy Group Inc.	Multi-Utilities	5,792	543,058
Wells Fargo & Co.	Banks	68,056	2,810,032
Welltower Inc.	Equity Real Estate Investment Trusts (REITs)	8,326	545,769
West Pharmaceutical Services Inc.	Life Sciences Tools & Services	1,265	297,718
[a] Western Digital Corp.	Technology Hardware, Storage & Peripherals	5,792	182,738
Westinghouse Air Brake Technologies Corp.	Machinery	3,258	325,181
Westlake Corp.	Chemicals	541	55,474
Westrock Co.	Containers & Packaging	4,344	152,735
Weyerhaeuser Co.	Equity Real Estate Investment Trusts (REITs)	13,032	403,992
Whirlpool Corp.	Household Durables	1,086	153,626
Willis Towers Watson PLC	Insurance	1,989	486,470
[a] Workday Inc., A	Software	3,620	605,735
WP Carey Inc.	Equity Real Estate Investment Trusts (REITs)	3,799	296,892
[a] Wynn Resorts Ltd.	Hotels, Restaurants & Leisure	1,810	149,271
Xcel Energy Inc.	Electric Utilities	9,774	685,255
Xylem Inc.	Machinery	3,258	360,237
Yum! Brands Inc.	Hotels, Restaurants & Leisure	5,068	649,109
[a] Zebra Technologies Corp., A	Electronic Equipment, Instruments & Components	903	231,538
[a] Zillow Group Inc., A	Real Estate Management & Development	1,265	39,481
[a] Zillow Group Inc., C	Real Estate Management & Development	2,713	87,386
Zimmer Biomet Holdings Inc.	Health Care Equipment & Supplies	3,799	484,373
Zions Bancorp NA	Banks	2,713	133,371
Zoetis Inc.	Pharmaceuticals	8,326	1,220,175
[a] Zoom Video Communications Inc., A	Software	3,982	269,741
[a] ZoomInfo Technologies Inc., A	Interactive Media & Services	4,885	147,087
[a] Zscaler Inc.	Software	1,448	162,031
			595,303,571

Total Common Stocks (Cost $620,633,240)			600,485,286

Preferred Stocks 0.0%†
Brazil 0.0%†
[d] Cia Energetica de Minas Gerais, 12.217%, pfd.	Electric Utilities	1	2

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Russia 0.0%†
[b,d] Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	10,688	—
Total Preferred Stocks (Cost $6,130)			2
Total Investments before Short-Term
Investments (Cost $620,639,370)			600,485,288

Short-Term Investments 0.0%†
Investments from Cash Collateral
Received for Loaned Securities 0.0%†
United States 0.0%†
[e,f] Institutional Fiduciary Trust Portfolio, 3.84%	Money Market Funds	363,999	363,999
Total Short-Term Investments
(Cost $363,999)			363,999
Total Investments (Cost $621,003,369) 99.8%			600,849,287
Other Assets, less Liabilities 0.2%			906,354
Net Assets 100.0%			$601,755,641

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
cA portion or all of the security is on loan at December 31, 2022.
dVariable rate security. The rate shown represents the yield at period end.
eSee Note 3 regarding investments in affiliated management investment companies.
fThe rate shown is the annualized seven-day effective yield at period end.

At December 31, 2022, the Fund had the following futures contracts outstanding.
Futures Contracts
Value/Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
S&P 500 E-Mini			Long	4	$772,200	3/17/23	$(21,637)
*As of period end.

Abbreviations

Selected Portfolio

GDR	–	Global Depositary Receipt
REIT	–	Real Estate Investment Trust
SBA	–	Small Business Administration

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin U.S. Large Cap Multifactor Index ETF	Shares	Value
Common Stocks 99.9%
Communication Services 4.8%
[a] Alphabet Inc., A	153,052	$13,503,778
AT&T Inc.	605,293	11,143,444
Lumen Technologies Inc.	175,641	916,846
Nexstar Media Group Inc.	5,071	887,577
Omnicom Group Inc.	18,440	1,504,151
The Interpublic Group of Companies Inc.	27,660	921,354
Verizon Communications Inc.	344,367	13,568,060
World Wrestling Entertainment Inc., A	11,986	821,281
		43,266,491
Consumer Discretionary 10.6%
[a] Amazon.com Inc.	144,754	12,159,336
[a] AutoNation Inc.	7,837	840,910
[a] AutoZone Inc.	2,127	5,245,565
Dick’s Sporting Goods Inc.	7,837	942,713
Dollar General Corp.	16,135	3,973,244
DR Horton Inc.	26,738	2,383,425
Genuine Parts Co.	14,291	2,479,631
[a] Grand Canyon Education Inc.	8,298	876,767
H&R Block Inc.	22,128	807,893
Kohl’s Corp.	29,504	744,976
Lennar Corp., A	21,667	1,960,864
LKQ Corp.	18,440	984,880
Lowe’s Companies Inc.	55,320	11,021,957
Macy’s Inc.	41,029	847,249
McDonald’s Corp.	52,554	13,849,556
[a] NVR Inc.	250	1,153,145
[a] O’Reilly Automotive Inc.	6,915	5,836,467
Penske Automotive Group Inc.	7,376	847,724
PulteGroup Inc.	21,206	965,509
Ross Stores Inc.	14,291	1,658,756
Starbucks Corp.	47,944	4,756,045
Tapestry Inc.	25,355	965,518
Tempur Sealy International Inc.	30,426	1,044,525
[a] Tesla Inc.	60,909	7,502,771
The TJX Companies Inc.	49,327	3,926,429
Toll Brothers Inc.	19,823	989,564
Tractor Supply Co.	4,610	1,037,112
[a] Ulta Beauty Inc.	4,232	1,985,104
Williams-Sonoma Inc.	8,298	953,606
Yum! Brands Inc.	25,816	3,306,513
		96,047,754
Consumer Staples 6.6%
Albertsons Companies Inc.	46,100	956,114
Altria Group Inc.	177,946	8,133,912
Archer-Daniels-Midland Co.	55,781	5,179,266
[a] BJ’s Wholesale Club Holdings Inc.	12,908	853,993
Costco Wholesale Corp.	28,247	12,894,755
General Mills Inc.	56,703	4,754,547
Philip Morris International Inc.	133,690	13,530,765
The Hershey Co.	13,369	3,095,859
Walgreens Boots Alliance Inc.	59,008	2,204,539
Walmart Inc.	59,469	8,432,109
		60,035,859
Energy 8.3%
Chesapeake Energy Corp.	9,220	870,091
Chevron Corp.	98,654	17,707,406

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

ConocoPhillips	108,335	12,783,530
Coterra Energy Inc., A	70,072	1,721,669
Devon Energy Corp.	60,852	3,743,007
EOG Resources Inc.	50,249	6,508,250
Exxon Mobil Corp.	131,385	14,491,766
HF Sinclair Corp.	15,674	813,324
Marathon Oil Corp.	42,873	1,160,572
Marathon Petroleum Corp.	31,809	3,702,250
Ovintiv Inc.	19,362	981,847
PDC Energy Inc.	12,908	819,400
Pioneer Natural Resources Co.	20,745	4,737,951
Texas Pacific Land Corp.	371	869,709
Valero Energy Corp.	31,348	3,976,807
		74,887,579
Financials 5.0%
American International Group Inc.	59,008	3,731,666
[a] Arch Capital Group Ltd.	16,135	1,012,955
Arthur J Gallagher & Co.	13,369	2,520,591
Assured Guaranty Ltd.	14,291	889,758
Axis Capital Holdings Ltd.	16,596	899,005
[a] Berkshire Hathaway Inc., B	35,036	10,822,620
[a] Brighthouse Financial Inc.	17,518	898,148
Erie Indemnity Co., A	3,227	802,619
FactSet Research Systems Inc.	2,570	1,031,110
First Horizon Corp.	45,639	1,118,156
FNB Corp.	70,072	914,440
Globe Life Inc.	7,837	944,750
JPMorgan Chase & Co.	33,192	4,451,047
Lazard Ltd., A	26,277	911,024
LPL Financial Holdings Inc.	5,071	1,096,198
MGIC Investment Corp.	71,916	934,908
Principal Financial Group Inc.	16,596	1,392,736
Reinsurance Group of America Inc.	6,454	917,049
Starwood Property Trust Inc.	46,100	845,013
Synchrony Financial	43,795	1,439,104
The Progressive Corp.	44,717	5,800,242
Unum Group	25,355	1,040,316
W R Berkley Corp.	17,518	1,271,281
		45,684,736
Health Care 20.3%
AbbVie Inc.	101,420	16,390,486
Amgen Inc.	45,639	11,986,627
[a] Biogen Inc.	5,993	1,659,581
Bristol-Myers Squibb Co.	168,726	12,139,836
Cardinal Health Inc.	25,355	1,949,039
[a] Centene Corp.	49,788	4,083,114
Chemed Corp.	1,841	939,702
Cigna Corp.	31,348	10,386,846
Elevance Health Inc.	22,977	11,786,512
Eli Lilly & Co.	46,100	16,865,224
Encompass Health Corp.	16,596	992,607
HCA Healthcare Inc.	18,440	4,424,862
Humana Inc.	8,298	4,250,153
Johnson & Johnson	83,441	14,739,853
Merck & Co. Inc.	147,059	16,316,196
[a] Molina Healthcare Inc.	5,071	1,674,546
[a] Neurocrine Biosciences Inc.	7,376	880,989
Organon & Co.	36,419	1,017,183
Pfizer Inc.	325,927	16,700,499
Premier Inc., A	29,504	1,032,050
Quest Diagnostics Inc.	10,142	1,586,614
[a] Regeneron Pharmaceuticals Inc.	9,912	7,151,409
[a] United Therapeutics Corp.	4,610	1,281,995

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

UnitedHealth Group Inc.	30,426	16,131,257
[a] Vertex Pharmaceuticals Inc.	24,894	7,188,889
		183,556,069
Industrials 7.5%
Allison Transmission Holdings Inc.	21,667	901,347
[a] Builders FirstSource Inc.	15,674	1,016,929
BWX Technologies Inc.	16,135	937,121
[a] Copa Holdings SA, A	11,064	920,193
Crane Holdings Co.	9,220	926,149
Cummins Inc.	9,681	2,345,609
Curtiss-Wright Corp.	5,532	923,789
General Dynamics Corp.	23,511	5,833,314
Hubbell Inc., B	4,610	1,081,875
Huntington Ingalls Industries Inc.	4,149	957,091
Knight-Swift Transportation Holdings Inc.	17,518	918,118
Leidos Holdings Inc.	12,908	1,357,793
Lockheed Martin Corp.	25,765	12,534,415
MSC Industrial Direct Co. Inc., A	11,525	941,593
Northrop Grumman Corp.	15,256	8,323,826
Owens Corning	11,064	943,759
PACCAR Inc.	32,731	3,239,387
Rollins Inc.	24,433	892,782
Ryder System Inc.	10,603	886,093
Schneider National Inc., B	38,263	895,354
Snap-on Inc.	4,610	1,053,339
Toro Co.	8,759	991,519
U-Haul Holding Co.	15,213	915,670
United Parcel Service Inc., B	64,079	11,139,493
W.W. Grainger Inc.	4,526	2,517,588
Waste Management Inc.	28,121	4,411,622
		67,805,768
Information Technology 31.9%
[a] Alphabet Inc., C	135,995	12,066,836
Amdocs Ltd.	13,830	1,257,147
Amphenol Corp., A	52,093	3,966,361
Apple Inc.	448,092	58,220,594
Applied Materials Inc.	75,143	7,317,425
[a] Arista Networks Inc.	24,894	3,020,887
[a] Arrow Electronics Inc.	8,759	915,929
Automatic Data Processing Inc.	27,199	6,496,753
Avnet Inc.	21,206	881,745
Booz Allen Hamilton Holding Corp.	10,603	1,108,226
Broadcom Inc.	26,695	14,925,975
[a] CACI International Inc., A	3,227	970,004
[a] Cadence Design Systems Inc.	23,050	3,702,752
[a] Cirrus Logic Inc.	12,908	961,388
Cisco Systems Inc.	289,047	13,770,199
Corning Inc.	69,150	2,208,651
Dell Technologies Inc., C	25,816	1,038,319
[a] Dropbox Inc., A	40,568	907,912
[a] Fair Isaac Corp.	1,383	827,836
[a] Fortinet Inc.	58,086	2,839,825
[a] Gartner Inc.	5,532	1,859,526
Hewlett Packard Enterprise Co.	136,456	2,177,838
HP Inc.	106,491	2,861,413
International Business Machines Corp.	84,824	11,950,853
Jabil Inc.	14,752	1,006,086
Jack Henry & Associates Inc.	5,993	1,052,131
KLA Corp.	14,291	5,388,136
Lam Research Corp.	12,034	5,057,890
[a] Lattice Semiconductor Corp.	13,369	867,381
[a] Manhattan Associates Inc.	7,837	951,412
Mastercard Inc., A	47,022	16,350,960

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Microchip Technology Inc.	23,050	1,619,262
Microsoft Corp.	208,833	50,082,330
Motorola Solutions Inc.	11,525	2,970,108
National Instruments Corp.	23,050	850,545
NetApp Inc.	20,745	1,245,945
NVIDIA Corp.	28,582	4,176,973
[a] ON Semiconductor Corp.	43,334	2,702,742
Oracle Corp.	62,696	5,124,771
Paychex Inc.	28,121	3,249,663
[a] Pure Storage Inc., A	31,809	851,209
QUALCOMM Inc.	97,732	10,744,656
Science Applications International Corp.	8,759	971,636
[a] Synopsys Inc.	11,986	3,827,010
Texas Instruments Inc.	74,221	12,262,794
Western Union Co.	67,306	926,804
		288,534,838
Materials 1.8%
CF Industries Holdings Inc.	21,667	1,846,028
LyondellBasell Industries NV, A	23,050	1,913,842
Nucor Corp.	26,277	3,463,571
Packaging Corp. of America	7,837	1,002,431
Reliance Steel & Aluminum Co.	5,532	1,119,898
Silgan Holdings Inc.	17,979	932,031
Sonoco Products Co.	15,674	951,569
Southern Copper Corp.	15,674	946,553
Steel Dynamics Inc.	18,901	1,846,628
The Mosaic Co.	34,114	1,496,581
United States Steel Corp.	37,341	935,392
		16,454,524
Real Estate 2.1%
EPR Properties	23,050	869,446
Gaming and Leisure Properties Inc.	25,355	1,320,742
Kimco Realty Corp.	54,398	1,152,150
National Retail Properties Inc.	21,206	970,387
Omega Healthcare Investors Inc.	31,348	876,177
Public Storage	14,752	4,133,363
Realty Income Corp.	50,710	3,216,535
SL Green Realty Corp.	23,511	792,791
STORE Capital Corp.	30,426	975,457
VICI Properties Inc.	96,810	3,136,644
WP Carey Inc.	19,362	1,513,140
		18,956,832
Utilities 1.0%
Atmos Energy Corp.	7,837	878,292
Consolidated Edison Inc.	31,809	3,031,716
National Fuel Gas Co.	14,752	933,802
NRG Energy Inc.	26,738	850,803
OGE Energy Corp.	23,511	929,860
Sempra Energy	13,369	2,066,045
		8,690,518

Total Common Stocks (Cost $912,469,942)		903,920,968

Total Investments (Cost $912,469,942) 99.9%		903,920,968
Other Assets, less Liabilities 0.1%		1,333,400

Net Assets 100.0%		$905,254,368

aNon-income producing.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

At December 31, 2022, the Fund had the following futures contracts outstanding.
Futures Contracts
Value/Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
S&P 500 E-Mini			Long	3	$579,150	3/17/23	$(16,228)
*As of period end.
Selected Portfolio

REIT	–	Real Estate Investment Trust
SBA	–	Small Business Administration

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin U.S. Low Volatility ETF	Shares	Value
Common Stocks 99.1%
Communication Services 7.0%
[a] Alphabet Inc., A	18,020	$1,589,905
Comcast Corp., A	46,990	1,643,240
[a] Liberty Broadband Corp.	22,881	1,745,134
TELUS Corp.	81,611	1,575,908
[a] The Walt Disney Co.	18,558	1,612,319
Verizon Communications Inc.	43,064	1,696,722
		9,863,228
Consumer Discretionary 10.2%
[a] Amazon.com Inc.	16,628	1,396,752
[a] AutoZone Inc.	586	1,445,182
Dollar General Corp.	5,854	1,441,548
McDonald’s Corp.	5,344	1,408,304
[a] NVR Inc.	304	1,402,224
Starbucks Corp.	14,459	1,434,333
Target Corp.	9,795	1,459,847
The Home Depot Inc.	4,484	1,416,316
The TJX Companies Inc.	18,244	1,452,222
Tractor Supply Co.	6,725	1,512,923
		14,369,651
Consumer Staples 6.8%
Colgate-Palmolive Co.	24,240	1,909,870
Mondelez International Inc., A	29,003	1,933,050
PepsiCo Inc.	10,431	1,884,464
The Coca-Cola Co.	30,090	1,914,025
The Procter & Gamble Co.	12,691	1,923,448
		9,564,857
Energy 5.1%
Chevron Corp.	10,286	1,846,234
[a] DTE Midstream LLC	32,004	1,768,541
Exxon Mobil Corp.	16,630	1,834,289
The Williams Companies Inc.	53,331	1,754,590
		7,203,654
Financials 11.8%
Arthur J Gallagher & Co.	8,790	1,657,267
BlackRock Inc.	2,351	1,665,989
Intercontinental Exchange Inc.	16,177	1,659,599
JPMorgan Chase & Co.	12,524	1,679,468
MetLife Inc.	22,882	1,655,970
Nasdaq Inc.	26,899	1,650,254
S&P Global Inc.	4,843	1,622,114
The Progressive Corp.	12,798	1,660,029
The Travelers Companies Inc.	8,878	1,664,536
US Bancorp	38,715	1,688,361
		16,603,587
Health Care 14.9%
Abbott Laboratories	18,246	2,003,228
AbbVie Inc.	12,063	1,949,502
Amgen Inc.	7,333	1,925,939
Becton Dickinson and Co.	7,823	1,989,389
Bristol-Myers Squibb Co.	26,592	1,913,295
CVS Health Corp.	20,153	1,878,058
Danaher Corp.	7,506	1,992,243
Johnson & Johnson	11,088	1,958,695
Medtronic PLC	19,528	1,517,716
Merck & Co. Inc.	17,834	1,978,682

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

UnitedHealth Group Inc.	3,712	1,968,028
		21,074,775
Industrials 10.7%
AMETEK Inc.	10,548	1,473,767
General Dynamics Corp.	5,908	1,465,834
Honeywell International Inc.	6,903	1,479,313
IDEX Corp.	6,381	1,456,974
Illinois Tool Works Inc.	6,645	1,463,893
Lockheed Martin Corp.	2,999	1,458,983
Republic Services Inc.	11,107	1,432,692
Roper Technologies Inc.	4,345	1,877,431
Union Pacific Corp.	6,983	1,445,970
Verisk Analytics Inc.	8,319	1,467,638
		15,022,495
Information Technology 23.6%
Accenture PLC, A	7,181	1,916,178
Amphenol Corp., A	24,193	1,842,055
Analog Devices Inc.	11,138	1,826,966
[a] ANSYS Inc.	7,797	1,883,677
Apple Inc.	13,840	1,798,231
Automatic Data Processing Inc.	7,498	1,790,972
[a] Black Knight Inc.	31,460	1,942,655
Cisco Systems Inc.	38,803	1,848,575
[a] Fiserv Inc.	18,304	1,849,985
International Business Machines Corp.	13,242	1,865,665
Intuit Inc.	4,780	1,860,472
[a] Keysight Technologies Inc.	10,720	1,833,871
Mastercard Inc., A	5,388	1,873,569
Microsoft Corp.	7,634	1,830,786
Oracle Corp.	22,874	1,869,721
[a] Synopsys Inc.	5,680	1,813,567
Texas Instruments Inc.	10,957	1,810,316
Visa Inc., A	8,974	1,864,438
		33,321,699
Materials 2.9%
Air Products and Chemicals Inc.	4,354	1,342,164
Ecolab Inc.	9,621	1,400,433
Linde PLC	4,170	1,360,170
		4,102,767
Real Estate 3.1%
Crown Castle Inc.	10,828	1,468,710
First Industrial Realty Trust Inc.	29,541	1,425,649
Public Storage	5,079	1,423,085
		4,317,444
Utilities 3.0%
American Electric Power Co. Inc.	11,239	1,067,143
Duke Energy Corp.	10,543	1,085,823
NextEra Energy Inc.	12,656	1,058,042
The Southern Co.	15,090	1,077,577
		4,288,585

Total Common Stocks (Cost $128,081,969)		139,732,742

Total Investments before Short-Term Investments
(Cost $128,081,969)		139,732,742

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Franklin U.S. Low Volatility ETF	Country	Principal Amount*	Value
Short-Term Investments 0.7%
U.S. Government & Agency Securities 0.7%
[b] Federal Home Loan Bank Discount Notes, 1/03/23	United States	$1,060,000	$1,060,000
Total Short-Term Investments (Cost $1,059,770)			1,060,000
Total Investments (Cost $129,141,739) 99.8%			140,792,742
Other Assets, less Liabilities 0.2%			214,878
Net Assets 100.0%			$141,007,620

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bThe security was issued on a discount basis with no stated coupon rate.

Selected Portfolio

REIT	–	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin U.S. Mid Cap Multifactor Index ETF	Shares
Common Stocks 99.7%
Communication Services 2.2%
Electronic Arts Inc.	10,248	$1,252,100
Lumen Technologies Inc.	57,645	300,907
Omnicom Group Inc.	13,054	1,064,815
[a] Playtika Holding Corp.	5,490	46,720
World Wrestling Entertainment Inc., A	2,623	179,728
		2,844,270
Consumer Discretionary 17.1%
Advance Auto Parts Inc.	3,843	565,036
[a] AutoNation Inc.	2,196	235,631
[a] AutoZone Inc.	520	1,282,414
Bath & Body Works Inc.	12,627	532,102
Best Buy Co. Inc.	14,274	1,144,917
Brunswick Corp.	3,782	272,607
Carter’s Inc.	2,501	186,600
Choice Hotels International Inc.	1,281	144,292
Columbia Sportswear Co.	2,013	176,299
[a] Deckers Outdoor Corp.	671	267,836
Dick’s Sporting Goods Inc.	3,782	454,937
[a] Dollar Tree Inc.	8,906	1,259,665
DR Horton Inc.	12,322	1,098,383
Gap Inc.	7,259	81,881
Garmin Ltd.	8,906	821,935
Genuine Parts Co.	7,320	1,270,093
H&R Block Inc.	11,407	416,470
Hanesbrands Inc.	22,753	144,709
Hasbro Inc.	7,381	450,315
Kohl’s Corp.	5,368	135,542
[a] Leslie’s Inc.	7,381	90,122
LKQ Corp.	13,420	716,762
Macy’s Inc.	13,359	275,863
[a] Mattel Inc.	17,568	313,413
Newell Brands Inc.	18,910	247,343
Nordstrom Inc.	5,124	82,701
[a] Ollie’s Bargain Outlet Holdings Inc.	3,355	157,148
[a] O’Reilly Automotive Inc.	1,552	1,309,935
Penske Automotive Group Inc.	1,708	196,300
Polaris Inc.	3,477	351,177
Pool Corp.	2,440	737,685
PulteGroup Inc.	9,150	416,599
Ralph Lauren Corp.	1,891	199,822
[a] Skechers USA Inc., A	5,368	225,188
Tapestry Inc.	16,165	615,563
Tempur Sealy International Inc.	12,505	429,297
Thor Industries Inc.	2,196	165,776
Tractor Supply Co.	5,917	1,331,147
[a] Ulta Beauty Inc.	2,196	1,030,078
VF Corp.	13,603	375,579
[a] Victoria’s Secret & Co.	5,185	185,519
Whirlpool Corp.	3,172	448,711
Williams-Sonoma Inc.	5,124	588,850
[a] YETI Holdings Inc.	4,148	171,354
		21,603,596
Consumer Staples 6.8%
Albertsons Companies Inc.	11,346	235,316
[a] BJ’s Wholesale Club Holdings Inc.	6,161	407,612
Campbell Soup Co.	11,468	650,809
Casey’s General Stores Inc.	1,769	396,875

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Church & Dwight Co. Inc.	13,969	1,126,041
Flowers Foods Inc.	13,298	382,185
Kellogg Co.	14,823	1,055,990
The Clorox Co.	8,113	1,138,497
The Hershey Co.	5,734	1,327,822
The Kroger Co.	27,267	1,215,563
Tyson Foods Inc., A	10,248	637,938
		8,574,648
Energy 5.2%
Antero Midstream Corp.	20,069	216,545
Chesapeake Energy Corp.	5,917	558,387
Coterra Energy Inc., A	22,753	559,041
Devon Energy Corp.	18,666	1,148,146
Diamondback Energy Inc.	4,514	617,425
HF Sinclair Corp.	3,660	189,918
Ovintiv Inc.	11,590	587,729
PDC Energy Inc.	3,904	247,826
Phillips 66	12,078	1,257,078
Range Resources Corp.	10,553	264,036
[a] Southwestern Energy Co.	46,238	270,492
Texas Pacific Land Corp.	293	686,859
		6,603,482
Financials 9.4%
Affiliated Managers Group Inc.	2,562	405,898
Ally Financial Inc.	20,496	501,127
Assured Guaranty Ltd.	2,684	167,106
Brown & Brown Inc.	14,091	802,764
Cincinnati Financial Corp.	9,699	993,081
CNA Financial Corp.	1,586	67,056
[a] Credit Acceptance Corp.	427	202,569
Discover Financial Services	12,383	1,211,429
Erie Indemnity Co., A	1,464	364,126
Evercore Inc., A	2,257	246,194
Everest Re Group Ltd.	1,525	505,187
First American Financial Corp.	6,466	338,430
Globe Life Inc.	5,673	683,880
Hanover Insurance Group Inc.	2,135	288,502
Janus Henderson Group PLC	7,686	180,775
MGIC Investment Corp.	14,457	187,941
OneMain Holdings Inc.	3,477	115,819
Prosperity Bancshares Inc.	5,002	363,545
Regions Financial Corp.	37,454	807,508
Reinsurance Group of America Inc.	2,745	390,037
SEI Investments Co.	7,503	437,425
Synchrony Financial	28,609	940,092
The Allstate Corp.	10,004	1,356,542
Unum Group	8,296	340,385
		11,897,418
Health Care 8.9%
[a] Acadia Healthcare Co. Inc.	3,965	326,399
Chemed Corp.	793	404,771
Encompass Health Corp.	7,259	434,161
[a] IDEXX Laboratories Inc.	3,172	1,294,049
[a] Incyte Corp.	9,760	783,923
[a] Maravai LifeSciences Holdings Inc., A	4,392	62,849
[a] Mettler-Toledo International Inc.	915	1,322,587
[a] Neurocrine Biosciences Inc.	5,795	692,155
Organon & Co.	13,359	373,117
[a] QuidelOrtho Corp.	2,684	229,938
ResMed Inc.	5,856	1,218,809
Royalty Pharma PLC	19,032	752,145
[a] Tenet Healthcare Corp.	4,148	202,381

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

[a] United Therapeutics Corp.	2,440	678,539
Universal Health Services Inc., B	4,148	584,412
Viatris Inc.	50,691	564,191
[a] Waters Corp.	3,843	1,316,535
		11,240,961
Industrials 17.5%
A O Smith Corp.	6,222	356,147
Allegion PLC	5,429	571,457
Allison Transmission Holdings Inc.	6,222	258,835
[a] Builders FirstSource Inc.	8,418	546,160
Carrier Global Corp.	30,317	1,250,576
CH Robinson Worldwide Inc.	7,747	709,315
Cintas Corp.	2,928	1,322,343
Curtiss-Wright Corp.	2,013	336,151
Donaldson Co. Inc.	7,442	438,111
Dover Corp.	8,906	1,205,962
Esab Corp.	2,013	94,450
Expeditors International of Washington Inc.	10,248	1,064,972
Fastenal Co.	26,047	1,232,544
Fortune Brands Innovations Inc.	7,015	400,627
Graco Inc.	10,187	685,178
Landstar System Inc.	2,318	377,602
Lennox International Inc.	2,013	481,570
Lincoln Electric Holdings Inc.	3,721	537,647
ManpowerGroup Inc.	3,172	263,942
Masco Corp.	8,845	412,796
Masterbrand Inc.	7,503	56,648
MSC Industrial Direct Co. Inc., A	3,050	249,185
Nordson Corp.	3,111	739,547
Old Dominion Freight Line Inc.	4,453	1,263,672
Otis Worldwide Corp.	17,202	1,347,089
Robert Half International Inc.	6,527	481,889
Rollins Inc.	16,104	588,440
[a] RXO Inc.	2,684	46,165
Ryder System Inc.	2,501	209,009
Schneider National Inc., B	3,721	87,071
Snap-on Inc.	3,721	850,211
Toro Co.	5,917	669,804
Trane Technologies PLC	7,503	1,261,179
W.W. Grainger Inc.	2,225	1,237,656
Watsco Inc.	2,135	532,469
		22,166,419
Information Technology 17.3%
[a] Akamai Technologies Inc.	7,930	668,499
Amdocs Ltd.	7,503	682,023
[a] Arista Networks Inc.	9,638	1,169,571
Booz Allen Hamilton Holding Corp.	10,309	1,077,497
[a] Cadence Design Systems Inc.	7,808	1,254,277
CDW Corp.	7,137	1,274,526
Dolby Laboratories Inc., A	3,416	240,965
[a] F5 Inc.	3,416	490,230
[a] Fair Isaac Corp.	1,504	900,264
[a] Fortinet Inc.	25,254	1,234,668
Gen Digital Inc.	28,731	615,705
Hewlett Packard Enterprise Co.	63,867	1,019,317
HP Inc.	42,334	1,137,515
Juniper Networks Inc.	18,239	582,918
[a] Manhattan Associates Inc.	3,416	414,702
Monolithic Power Systems Inc.	2,440	862,808
Motorola Solutions Inc.	4,941	1,273,345
National Instruments Corp.	7,503	276,861
NetApp Inc.	15,799	948,888
Paychex Inc.	10,797	1,247,701

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

[a] Paycom Software Inc.		2,562	795,014
[a] Synopsys Inc.		3,965	1,265,985
Teradyne Inc.		8,357	729,984
[a] VeriSign Inc.		5,917	1,215,589
Vontier Corp.		10,126	195,736
Western Union Co.		28,975	398,986
			21,973,574
Materials 7.0%
Ardagh Metal Packaging SA		3,782	18,192
Avery Dennison Corp.		5,124	927,444
CF Industries Holdings Inc.		9,150	779,580
Chemours Co.		5,917	181,179
Huntsman Corp.		6,954	191,096
International Paper Co.		17,995	623,167
Louisiana-Pacific Corp.		4,636	274,451
LyondellBasell Industries NV, A		12,932	1,073,744
Nucor Corp.		8,967	1,181,940
Packaging Corp. of America		3,477	444,743
Reliance Steel & Aluminum Co.		3,721	753,279
RPM International Inc.		7,015	683,612
Sealed Air Corp.		7,930	395,548
Sonoco Products Co.		5,490	333,298
Steel Dynamics Inc.		9,699	947,592
			8,808,865
Real Estate 3.5%
AvalonBay Communities Inc.		6,710	1,083,799
Camden Property Trust		5,307	593,747
Extra Space Storage Inc.		7,015	1,032,468
First Industrial Realty Trust Inc.		6,954	335,600
Healthcare Realty Trust Inc.		15,250	293,868
Highwoods Properties Inc.		6,588	184,332
National Retail Properties Inc.		10,492	480,114
STORE Capital Corp.		14,152	453,713
			4,457,641
Utilities 4.8%
Ameren Corp.		13,542	1,204,155
American Water Works Co. Inc.		8,845	1,348,155
Consolidated Edison Inc.		13,664	1,302,316
FirstEnergy Corp.		29,646	1,243,353
National Fuel Gas Co.		4,514	285,736
NRG Energy Inc.		12,871	409,555
UGI Corp.		7,625	282,659
			6,075,929

Total Common Stocks (Cost $123,142,566)			126,246,803

Total Investments (Cost $123,142,566) 99.7%			126,246,803
Other Assets, less Liabilities 0.3%			378,983

Net Assets 100.0%			$126,625,786

[a]Non-income producing.

At December 31, 2022, the Fund had the following futures contracts outstanding.
Futures Contracts
			Value/Unrealized
Number of	Notional Expiration		Appreciation
Description	Type Contracts Amount*	Date	(Depreciation)

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Futures Contracts (continued)
Index Contracts
S&P MidCap 400 E-Mini	Long	1	$244,260	3/17/23	$(8,842)
*As of period end.
Selected Portfolio

REIT	–	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin U.S. Small Cap Multifactor Index ETF	Shares	Value
Common Stocks 100.0%
Communication Services 2.6%
[a] AMC Networks Inc., A	684	$10,718
Cogent Communications Holdings Inc.	945	53,941
[a] IDT Corp., B	333	9,381
John Wiley & Sons Inc., A	945	37,857
[a] Liberty Latin America Ltd., A	783	5,896
[a] Liberty Latin America Ltd., C	3,051	23,188
[a] Ooma Inc.	423	5,761
[a] Playstudios Inc.	819	3,178
Scholastic Corp.	603	23,794
Sinclair Broadcast Group Inc., A	612	9,492
TEGNA Inc.	4,770	101,076
Telephone and Data Systems Inc.	2,313	24,263
[a] Thryv Holdings Inc.	414	7,866
[a] United States Cellular Corp.	297	6,192
[a] Yelp Inc.	1,728	47,244
[a] ZipRecruiter Inc., A	783	12,857
		382,704
Consumer Discretionary 17.9%
[a] 1-800- Flowers.com Inc., A	621	5,937
[a] Abercrombie & Fitch Co., A	1,332	30,516
Academy Sports & Outdoors Inc.	1,602	84,169
Acushnet Holdings Corp.	900	38,214
[a] Adtalem Global Education Inc.	459	16,295
American Eagle Outfitters Inc.	3,456	48,246
[a] American Public Education Inc.	351	4,314
[a] America’s Car-Mart Inc.	135	9,755
[a] Asbury Automotive Group Inc.	468	83,889
Big 5 Sporting Goods Corp.	450	3,974
Big Lots Inc.	855	12,569
Bloomin’ Brands Inc.	2,412	48,529
Bluegreen Vacations Holding Corp.	117	2,920
[a] Build-A-Bear Workshop Inc.	261	6,222
Caleres Inc.	657	14,638
Camping World Holdings Inc., A	819	18,280
[a] CarParts.com Inc.	909	5,690
[a] Century Casinos Inc.	513	3,606
[a] Chico’s FAS Inc.	1,242	6,111
[a] Chuy’s Holdings Inc.	342	9,679
[a] Citi Trends Inc.	207	5,481
Cracker Barrel Old Country Store Inc.	666	63,097
[a] Destination XL Group Inc.	1,071	7,229
Dillard’s Inc., A	126	40,723
[a] Duluth Holdings Inc., B	333	2,058
Ethan Allen Interiors Inc.	648	17,120
Foot Locker Inc.	1,377	52,037
[a] Fossil Group Inc.	747	3,220
Franchise Group Inc.	531	12,648
[a] Frontdoor Inc.	1,341	27,893
[a] Funko Inc., A	567	6,186
[a] Genesco Inc.	306	14,082
[a] G-III Apparel Group Ltd.	720	9,871
Group 1 Automotive Inc.	342	61,687
Guess? Inc.	540	11,173
Haverty Furniture Companies Inc.	459	13,724
[a] Helen of Troy Ltd.	495	54,900
Hibbett Inc.	342	23,331
Installed Building Products Inc.	495	42,372
Jack in the Box Inc.	306	20,878

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

JOANN Inc.	243	693
Johnson Outdoors Inc., A	126	8,331
Kontoor Brands Inc.	1,422	56,866
La-Z-Boy Inc.	1,026	23,413
LCI Industries	549	50,755
[a] LGI Homes Inc.	423	39,170
Lifetime Brands Inc.	297	2,254
[a] Liquidity Services Inc.	585	8,225
[a] LL Flooring Holdings Inc.	612	3,439
[a] Malibu Boats Inc., A	414	22,066
Marine Products Corp.	208	2,448
[a] MarineMax Inc.	459	14,330
[a] MasterCraft Boat Holdings Inc.	360	9,313
MDC Holdings Inc.	918	29,009
[a] Modine Manufacturing Co.	513	10,188
[a] Monarch Casino & Resort Inc.	234	17,992
Monro Inc.	657	29,696
Movado Group Inc.	414	13,352
Murphy USA Inc.	531	148,436
[a] National Vision Holdings Inc.	1,647	63,838
[a] OneWater Marine Inc., A	252	7,207
Oxford Industries Inc.	405	37,738
Papa John’s International Inc.	684	56,300
Patrick Industries Inc.	351	21,271
[a] Perdoceo Education Corp.	1,710	23,769
PetMed Express Inc.	477	8,443
[a] Portillo’s Inc., A	504	8,225
Rent-A-Center Inc.	1,395	31,457
[a] Revolve Group Inc.	837	18,632
Rocky Brands Inc.	135	3,189
[a] Sally Beauty Holdings Inc.	2,844	35,607
Shoe Carnival Inc.	414	9,899
Shutterstock Inc.	549	28,943
Signet Jewelers Ltd.	1,071	72,828
[a] Sleep Number Corp.	468	12,159
Smith & Wesson Brands Inc.	1,170	10,156
Sonic Automotive Inc., A	495	24,389
[a] Sonos Inc.	2,520	42,588
[a] Sportsman’s Warehouse Holdings Inc.	1,152	10,840
Standard Motor Products Inc.	531	18,479
Steven Madden Ltd.	1,854	59,254
Strategic Education Inc.	522	40,883
[a] Stride Inc.	900	28,152
Sturm Ruger & Co. Inc.	468	23,690
Superior Group of Companies Inc.	288	2,897
Texas Roadhouse Inc.	1,575	143,246
The Buckle Inc.	864	39,182
The Cato Corp., A	306	2,855
The Cheesecake Factory Inc.	1,323	41,952
[a] The Children’s Place Inc.	216	7,867
[a] The Container Store Group Inc.	801	3,452
[a] The Lovesac Co.	279	6,141
[a] The ODP Corp.	936	42,625
[a] The ONE Group Hospitality Inc.	513	3,232
[a] Tile Shop Holdings Inc.	666	2,917
[a] Tilly’s Inc., A	486	4,398
[a] Torrid Holdings Inc.	180	533
[a] Tupperware Brands Corp.	1,143	4,732
[a] Universal Technical Institute Inc.	576	3,871
[a] Vista Outdoor Inc.	1,143	27,855
Weber Inc., A	486	3,912
Weyco Group Inc.	117	2,476
Wingstop Inc.	675	92,893
Winmark Corp.	72	16,980
Wolverine World Wide Inc.	1,692	18,494

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

[a] XPEL Inc.	423	25,405
[a] Zumiez Inc.	351	7,631
		2,636,721
Consumer Staples 6.6%
Alico Inc.	108	2,578
[a] BellRing Brands Inc.	2,079	53,306
Cal-Maine Foods Inc.	396	21,562
[a] Central Garden & Pet Co.	216	8,089
[a] Central Garden & Pet Co., A	882	31,576
Coca-Cola Consolidated Inc.	117	59,946
Edgewell Personal Care Co.	936	36,073
[a] elf Beauty Inc.	810	44,793
Ingles Markets Inc., A	387	37,330
Inter Parfums Inc.	441	42,565
J & J Snack Foods Corp.	153	22,906
John B Sanfilippo & Son Inc.	207	16,833
Lancaster Colony Corp.	423	83,458
Medifast Inc.	315	36,335
[a] National Beverage Corp.	621	28,895
Natural Grocers by Vitamin Cottage Inc.	248	2,267
Nu Skin Enterprises Inc., A	1,314	55,398
PriceSmart Inc.	531	32,274
SpartanNash Co.	945	28,577
[a] Sprouts Farmers Market Inc.	2,538	82,155
Tootsie Roll Industries Inc.	351	14,942
[a] United Natural Foods Inc.	1,143	44,246
Universal Corp.	594	31,369
[a] USANA Health Sciences Inc.	270	14,364
Vector Group Ltd.	3,447	40,881
Village Super Market Inc., A	243	5,659
WD-40 Co.	360	58,036
Weis Markets Inc.	450	37,031
		973,444
Energy 3.2%
Arch Resources Inc.	252	35,983
California Resources Corp.	1,332	57,955
Chord Energy Corp.	702	96,040
Comstock Resources Inc.	1,008	13,820
CONSOL Energy Inc.	801	52,065
Crescent Energy Co., A	432	5,180
CVR Energy Inc.	306	9,590
Magnolia Oil & Gas Corp., A	2,880	67,536
[a] Peabody Energy Corp.	1,854	48,983
Ranger Oil Corp., A	198	8,005
SFL Corp. Ltd.	2,304	21,243
[a] SilverBow Resources Inc.	207	5,854
Sitio Royalties Corp., A	1,155	33,331
VAALCO Energy Inc.	1,557	7,100
		462,685
Financials 11.1%
1st Source Corp.	369	19,590
Arrow Financial Corp.	297	10,068
Associated Banc-Corp	3,303	76,266
Banco Latinoamericano de Comercio Exterior SA, E	684	11,081
Blackstone Mortgage Trust Inc., A	3,699	78,308
Brookline Bancorp Inc.	1,422	20,121
City Holding Co.	297	27,648
Community Trust Bancorp Inc.	306	14,055
Compass Diversified Holdings	954	17,391
[a] Consumer Portfolio Services Inc.	153	1,354
CVB Financial Corp.	2,250	57,937
Donegal Group Inc., A	333	4,729

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

[a] Donnelley Financial Solutions Inc.	558	21,567
Dynex Capital Inc.	666	8,472
Enact Holdings Inc.	549	13,242
Enterprise Bancorp Inc.	180	6,354
Essent Group Ltd.	2,250	87,480
[a] EZCORP Inc., A	972	7,922
Farmers National Banc Corp.	603	8,514
Financial Institutions Inc.	288	7,016
First Business Financial Services Inc.	135	4,934
First Community Bankshares Inc.	297	10,068
First Merchants Corp.	1,062	43,659
GCM Grosvenor Inc., A	711	5,411
[a] Genworth Financial Inc., A	10,476	55,418
German American Bancorp Inc.	585	21,820
Guaranty Bancshares Inc.	162	5,612
Hope Bancorp Inc.	2,205	28,246
Houlihan Lokey Inc.	1,170	101,977
Invesco Mortgage Capital Inc.	639	8,134
Investors Title Co.	27	3,984
Jackson Financial Inc., A	1,278	44,462
Kinsale Capital Group Inc.	450	117,684
Lakeland Bancorp Inc.	1,296	22,823
Macatawa Bank Corp.	441	4,864
Mercury General Corp.	432	14,774
[a] Mr Cooper Group Inc.	1,071	42,979
National Western Life Group Inc., A	63	17,703
Navient Corp.	1,890	31,090
NBT Bancorp Inc.	981	42,595
[a] NerdWallet Inc., A	495	4,752
Nexpoint Real Estate Finance Inc.	126	2,002
Northfield Bancorp Inc.	1,080	16,988
Northwest Bancshares Inc.	2,628	36,739
OceanFirst Financial Corp.	1,035	21,994
Parke Bancorp Inc.	180	3,733
Peoples Bancorp Inc.	603	17,035
Peoples Financial Services Corp.	126	6,532
Provident Bancorp Inc.	153	1,114
RLI Corp.	855	112,236
Safety Insurance Group Inc.	306	25,784
Silvercrest Asset Management Group Inc., A	153	2,872
Southern Missouri Bancorp Inc.	171	7,837
Stewart Information Services Corp.	531	22,690
Stock Yards Bancorp Inc.	288	18,714
The First of Long Island Corp.	477	8,586
Tompkins Financial Corp.	324	25,136
TPG RE Finance Trust Inc.	1,620	11,000
[a] Trean Insurance Group Inc.	270	1,620
TriCo Bancshares	495	25,240
TrustCo Bank Corp.	405	15,224
UMB Financial Corp.	810	67,651
Victory Capital Holdings Inc., A	297	7,969
West BanCorp Inc.	351	8,968
Westamerica BanCorp	522	30,803
[a] World Acceptance Corp.	90	5,935
		1,636,506
Health Care 8.6%
[a] Alkermes PLC	2,646	69,140
[a] AMN Healthcare Services Inc.	1,125	115,673
[a] AtriCure Inc.	927	41,140
Atrion Corp.	27	15,105
[a] Bioventus Inc., A	513	1,339
[a] Cano Health Inc.	2,970	4,069
[a] Catalyst Pharmaceuticals Inc.	2,142	39,841
[a] Community Health Systems Inc.	3,096	13,375

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

[a] Computer Programs and Systems Inc.	270	7,349
CONMED Corp.	594	52,652
[a] Corcept Therapeutics Inc.	2,169	44,052
[a] CorVel Corp.	180	26,159
[a] Cross Country Healthcare Inc.	873	23,196
[a] Eagle Pharmaceuticals Inc.	234	6,840
Embecta Corp.	1,188	30,045
[a] Enanta Pharmaceuticals Inc.	396	18,422
[a] Figs Inc., A	2,214	14,900
[a] Inari Medical Inc.	819	52,056
[a] Innoviva Inc.	1,539	20,392
[a] Intercept Pharmaceuticals Inc.	423	5,233
iRadimed Corp.	162	4,583
[a] Ironwood Pharmaceuticals Inc.	3,204	39,698
LeMaitre Vascular Inc.	405	18,638
[a] LHC Group Inc.	603	97,499
[a] Meridian Bioscience Inc.	990	32,878
[a] Merit Medical Systems Inc.	1,098	77,541
[a] MiMedx Group Inc.	2,007	5,579
National HealthCare Corp.	306	18,207
National Research Corp.	333	12,421
[a] Neogen Corp.	3,582	54,554
[a] Nevro Corp.	369	14,612
[a] NextGen Healthcare Inc.	936	17,578
[a] Organogenesis Holdings Inc.	1,143	3,075
[a] Orthofix Medical Inc.	387	7,945
Patterson Companies Inc.	2,106	59,031
[a] Pediatrix Medical Group Inc.	2,061	30,626
Phibro Animal Health Corp., A	522	7,000
[a] Prestige Consumer Healthcare Inc.	1,116	69,862
SIGA Technologies Inc.	1,089	8,015
[a] Tactile Systems Technology Inc.	405	4,649
[a] The Joint Corp.	333	4,655
[a] Treace Medical Concepts Inc.	567	13,035
[a] UFP Technologies Inc.	72	8,488
[a] Vanda Pharmaceuticals Inc.	1,089	8,048
[a] Vir Biotechnology Inc.	1,197	30,296
Zynex Inc.	549	7,637
		1,257,128
Industrials 21.8%
ABM Industries Inc.	1,296	57,568
ACCO Brands Corp.	2,043	11,420
[a] Air Transport Services Group Inc.	1,134	29,461
Alamo Group Inc.	198	28,037
Allied Motion Technologies Inc.	306	10,652
Applied Industrial Technologies Inc.	963	121,367
[a] Atkore Inc.	846	95,953
[a] Atlas Air Worldwide Holdings Inc.	585	58,968
Barnes Group Inc.	495	20,221
Barrett Business Services Inc.	108	10,074
[a] BlueLinx Holdings Inc.	180	12,800
Boise Cascade Co.	918	63,039
Brady Corp., A	1,251	58,922
[a] Casella Waste Systems Inc., A	972	77,089
[a] Cimpress PLC	387	10,685
Comfort Systems USA Inc.	702	80,786
CompX International Inc.	40	739
[a] Concrete Pumping Holdings Inc.	288	1,685
Costamare Inc.	1,125	10,440
Covenant Logistics Group Inc.	288	9,956
CRA International Inc.	144	17,630
CSW Industrials Inc.	288	33,388
[a] Daseke Inc.	801	4,558
Deluxe Corp.	1,044	17,727

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

[a] Distribution Solutions Group Inc.	117	4,313
[a] DXP Enterprises Inc.	315	8,678
Eagle Bulk Shipping Inc.	225	11,237
EMCOR Group Inc.	513	75,980
Encore Wire Corp.	315	43,331
Ennis Inc.	630	13,961
ESCO Technologies Inc.	288	25,212
Exponent Inc.	1,206	119,503
Forward Air Corp.	639	67,025
[a] Franklin Covey Co.	288	13,470
Franklin Electric Co. Inc.	1,035	82,541
Global Industrial Co.	333	7,835
[a] GMS Inc.	954	47,509
H&E Equipment Services Inc.	657	29,828
Healthcare Services Group Inc.	1,611	19,332
Heartland Express Inc.	1,053	16,153
Heidrick & Struggles International Inc.	558	15,607
[a] Heritage-Crystal Clean Inc.	432	14,031
Hillenbrand Inc.	1,449	61,829
HNI Corp.	1,071	30,449
[a] Hudson Technologies Inc.	711	7,195
[a] IBEX Holdings Ltd.	171	4,249
ICF International Inc.	423	41,898
Insperity Inc.	810	92,016
Interface Inc.	1,125	11,104
Kadant Inc.	252	44,763
Karat Packaging Inc.	99	1,423
Kelly Services Inc., A	792	13,385
Kforce Inc.	576	31,582
Kimball International Inc., B	828	5,382
Korn Ferry	1,485	75,171
[a] Legalzoom.com Inc.	1,845	14,280
Luxfer Holdings PLC	612	8,397
Marten Transport Ltd.	1,332	26,347
Matson Inc.	837	52,321
Matthews International Corp., A	522	15,890
McGrath RentCorp	531	52,431
Miller Industries Inc.	216	5,759
MillerKnoll Inc.	1,656	34,793
Mueller Industries Inc.	1,125	66,375
Mueller Water Products Inc., A	2,970	31,957
National Presto Industries Inc.	99	6,778
NL Industries Inc.	207	1,410
[a] NV5 Global Inc.	270	35,726
Omega Flex Inc.	90	8,399
[a] PAM Transportation Services Inc.	153	3,963
Pitney Bowes Inc.	2,574	9,781
Preformed Line Products Co.	72	5,997
[a] Radiant Logistics Inc.	909	4,627
Resources Connection Inc.	909	16,707
Rush Enterprises Inc., B	144	8,103
Rush Enterprises Inc., A	837	43,758
Safe Bulkers Inc.	1,179	3,431
[a] Saia Inc.	648	135,873
Simpson Manufacturing Co. Inc.	981	86,975
Standex International Corp.	252	25,807
Steelcase Inc., A	1,926	13,617
Tennant Co.	459	28,261
The Brink’s Co.	846	45,439
The Gorman-Rupp Co.	378	9,684
[a] Titan Machinery Inc.	414	16,448
[a] Transcat Inc.	135	9,567
Triton International Ltd.	1,314	90,377
[a] TrueBlue Inc.	648	12,688
UFP Industries Inc.	1,314	104,134

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

UniFirst Corp.	306	59,055
Universal Logistics Holdings Inc.	198	6,621
[a] V2X Inc.	234	9,662
Veritiv Corp.	288	35,052
Watts Water Technologies Inc., A	702	102,653
Werner Enterprises Inc.	1,854	74,642
		3,202,942
Information Technology 11.6%
A10 Networks Inc.	1,773	29,485
ADTRAN Holdings Inc.	1,143	21,477
American Software Inc., A	648	9,513
[a] Appfolio Inc., A	396	41,730
[a] Aviat Networks Inc.	216	6,737
[a] Avid Technology Inc.	774	20,581
Badger Meter Inc.	666	72,614
Belden Inc.	432	31,061
[a] Blackbaud Inc.	864	50,855
[a] Brightcove Inc.	846	4,425
[a] Calix Inc.	1,143	78,215
[a] Cambium Networks Corp.	243	5,266
Cass Information Systems Inc.	144	6,598
[a] Clearfield Inc.	243	22,876
[a] CommVault Systems Inc.	1,098	68,998
[a] Consensus Cloud Solutions Inc.	387	20,805
CSG Systems International Inc.	765	43,758
[a] eGain Corp.	414	3,738
[a] Enfusion Inc., A	477	4,613
[a] ePlus Inc.	558	24,708
EVERTEC Inc.	1,206	39,050
[a] ExlService Holdings Inc.	576	97,592
[a] Extreme Networks Inc.	2,583	47,295
[a] FARO Technologies Inc.	315	9,264
[a] Harmonic Inc.	954	12,497
Information Services Group Inc.	603	2,774
[a] Insight Enterprises Inc.	675	67,682
[a] International Money Express Inc.	747	18,204
[a] KnowBe4 Inc., A	756	18,734
Kulicke & Soffa Industries Inc.	1,323	58,556
Methode Electronics Inc.	720	31,946
[a] Napco Security Technologies Inc.	657	18,054
[a] NETGEAR Inc.	504	9,127
[a] NetScout Systems Inc.	1,350	43,889
[a] Novanta Inc.	846	114,946
[a] OneSpan Inc.	729	8,158
[a] OSI Systems Inc.	369	29,343
PC Connection Inc.	234	10,975
Power Integrations Inc.	1,323	94,886
Progress Software Corp.	1,035	52,216
[a] Qualys Inc.	963	108,077
[a] Rambus Inc.	1,071	38,363
[a] Rimini Street Inc.	1,170	4,458
[a] SPS Commerce Inc.	864	110,964
[a] Squarespace Inc., A	576	12,770
The Hackett Group Inc.	603	12,283
Vishay Intertechnology Inc.	2,772	59,792
[a] Vishay Precision Group Inc.	216	8,348
		1,708,296
Materials 4.0%
Balchem Corp.	621	75,830
Commercial Metals Co.	2,439	117,804
Compass Minerals International Inc.	630	25,830
Greif Inc., B	135	10,561
Greif Inc., A	621	41,644

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Innospec Inc.	405	41,658
Kronos Worldwide Inc.	477	4,484
Mativ Holdings Inc.	891	18,622
Myers Industries Inc.	846	18,807
Olympic Steel Inc.	180	6,044
Ramaco Resources Inc.	360	3,164
[a] Resolute Forest Products Inc.	495	10,687
Ryerson Holding Corp.	378	11,438
Sensient Technologies Corp.	873	63,659
Stepan Co.	414	44,075
SunCoke Energy Inc.	1,584	13,670
Sylvamo Corp.	396	19,242
Tredegar Corp.	558	5,703
Warrior Met Coal Inc.	837	28,994
Worthington Industries Inc.	603	29,975
		591,891
Real Estate 4.7%
Agree Realty Corp.	882	62,560
American Assets Trust Inc.	999	26,473
Brandywine Realty Trust	3,582	22,029
Broadstone Net Lease Inc.	3,519	57,043
CareTrust REIT Inc.	2,178	40,467
City Office REIT Inc.	684	5,732
Community Healthcare Trust Inc.	477	17,077
Corporate Office Properties Trust	2,466	63,968
Douglas Elliman Inc.	1,620	6,593
Elme Communities	1,701	30,278
Four Corners Property Trust Inc.	1,359	35,239
Franklin Street Properties Corp.	2,205	6,020
Industrial Logistics Properties Trust	792	2,590
LTC Properties Inc.	702	24,942
LXP Industrial Trust	6,156	61,683
Marcus & Millichap Inc.	549	18,913
PotlatchDeltic Corp.	1,494	65,721
RE/MAX Holdings Inc., A	477	8,891
Retail Opportunity Investments Corp.	1,224	18,397
Tanger Factory Outlet Centers Inc.	2,277	40,849
[a] The GEO Group Inc.	2,385	26,116
The Necessity Retail REIT Inc.	2,682	15,904
The RMR Group Inc., A	351	9,916
Urstadt Biddle Properties Inc., A	540	10,233
Whitestone REIT	1,062	10,238
		687,872
Utilities 7.9%
American States Water Co.	927	85,794
Artesian Resources Corp., A	180	10,544
Avista Corp.	1,764	78,216
Black Hills Corp.	1,422	100,023
Brookfield Infrastructure Corp., A	1,494	58,117
California Water Service Group	1,332	80,772
Clearway Energy Inc., A	702	21,004
Clearway Energy Inc., C	1,611	51,343
Global Water Resources Inc.	278	3,692
MGE Energy Inc.	837	58,925
Northwest Natural Holding Co.	747	35,550
NorthWestern Corp.	1,215	72,098
ONE Gas Inc.	864	65,422
Otter Tail Corp.	792	46,498
PNM Resources Inc.	2,034	99,239
SJW Group	594	48,227
South Jersey Industries Inc.	1,881	66,832
Southwest Gas Holdings Inc.	1,575	97,461
Spire Inc.	819	56,396

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

The York Water Co.	297	13,359
Unitil Corp.	351	18,027
		1,167,539
Total Common Stocks (Cost $14,400,899)		14,707,728
Total Investments (Cost $14,400,899) 100.0%		14,707,728
Other Assets, less Liabilities 0.0%†		6,390
Net Assets 100.0%		$14,714,118
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.

Abbreviations

Selected Portfolio

REIT – Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin U.S. Treasury Bond ETF	Country	Principal Amount*
U.S. Government & Agency Securities 98.1%
U.S. Treasury Bond,
1.875%, 11/15/51	United States	8,128,000	$5,150,803
2.25%, 2/15/52	United States	29,800,000	20,734,281
2.875%, 5/15/49	United States	4,980,000	4,009,873
3.00%, 5/15/42	United States	18,978,000	15,974,509
3.125%, 11/15/41	United States	17,000,000	14,701,680
4.50%, 8/15/39	United States	21,000,000	22,285,020
U.S. Treasury Note,
0.25%, 7/31/25	United States	16,900,000	15,252,910
0.375%, 1/31/26	United States	15,900,000	14,149,137
0.375%, 9/30/27	United States	16,151,000	13,617,943
0.50%, 6/30/27	United States	14,175,000	12,126,823
0.625%, 12/31/27	United States	8,100,000	6,862,851
0.625%, 8/15/30	United States	5,450,000	4,291,236
0.75%, 8/31/26	United States	1,795,000	1,589,697
0.75%, 1/31/28	United States	10,000,000	8,505,469
1.125%, 2/29/28	United States	5,367,000	4,648,116
1.125%, 2/15/31	United States	8,210,000	6,693,395
1.25%, 8/31/24	United States	2,670,000	2,528,052
1.25%, 4/30/28	United States	15,400,000	13,364,312
1.25%, 8/15/31	United States	5,900,000	4,785,914
1.375%, 11/15/31	United States	2,330,000	1,897,084
1.50%, 9/30/24	United States	15,010,000	14,255,396
1.50%, 11/30/24	United States	14,631,000	13,847,441
1.625%, 8/15/29	United States	2,600,000	2,256,820
1.75%, 7/31/24	United States	7,080,000	6,773,292
1.875%, 7/31/26	United States	6,500,000	6,012,500
1.875%, 2/15/32	United States	10,119,000	8,587,315
2.125%, 9/30/24	United States	9,390,000	9,012,566
2.125%, 11/30/24	United States	17,413,000	16,670,907
2.25%, 10/31/24	United States	10,600,000	10,182,625
2.375%, 2/29/24	United States	43,189,000	42,073,847
2.375%, 5/15/27	United States	11,000,000	10,257,930
2.625%, 7/31/29	United States	23,000,000	21,183,809
2.875%, 8/15/28	United States	1,764,000	1,661,536
4.435%, 7/31/24	United States	25,000,000	24,972,644
United States Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	United States	9,114,360	8,574,756

Total U.S. Government & Agency Securities (Cost $411,966,262)			389,492,489

Total Investments before Short-Term Investments (Cost $411,966,262)			389,492,489

Short-Term Investments 1.3%
Money Market Funds 1.3%
United States 1.3%
[a,b] Institutional Fiduciary Trust Portfolio, 3.84%	United States	5,358,708	5,358,708

Total Short-Term Investments (Cost $5,358,708)			5,358,708

Total Investments (Cost $417,324,970) 99.4%			394,851,197
Other Assets, less Liabilities 0.6%			2,354,730

Net Assets 100.0%			$397,205,927

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSee Note 3 regarding investments in affiliated management investment companies.
bThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

		Principal
Franklin Ultra Short Bond ETF	Country	Amount*
Corporate Bonds & Notes 75.0%
Aerospace & Defense 2.7%
Boeing Co., 1.167%, 2/04/23	United States	100,000	$99,619

Auto Manufacturers 5.4%
General Motors Financial Co. Inc., 1.70%, 8/18/23	United States	100,000	97,731
[a] Hyundai Capital America, 144A, 2.375%, 2/10/23	United States	100,000	99,779
			197,510
Banks 27.2%
Bank of Montreal, 4.964%, 3/10/23	Canada	100,000	100,042
Canadian Imperial Bank of Commerce, 5.122%, 3/17/23	Canada	100,000	100,118
Citigroup Inc., 5.75%, 5/17/24	United States	100,000	100,163
Goldman Sachs Group Inc., 5.442% to 11/23/22, FRN thereafter, 2/23/23	United States	100,000	100,054
JPMorgan Chase & Co., Sr. Unsecured, 5.215% to 1/23/23, FRN thereafter, 7/23/24	United States	150,000	150,247
Morgan Stanley, 0.731% to 4/05/23, FRN thereafter, 4/05/24	United States	150,000	147,864
Sumitomo Mitsui Financial Group Inc., senior note, 4.819% to 10/18/22, FRN thereafter,
1/17/23	Japan	50,000	50,000
Toronto-Dominion Bank, Sr. Unsecured, MTN, 4.285%, 9/13/24	Canada	100,000	98,894
Westpac Banking Corp., 5.506% to 2/27/23, FRN thereafter, 2/26/24	Australia	150,000	150,246
			997,628
Banks 5.4%
Bank of America Corp., 4.64%, 4/22/25	United States	100,000	98,765
Truist Financial Corp., 4.679%, 6/09/25	United States	100,000	97,945
			196,710
Biotechnology 1.3%
Royalty Pharma PLC, 0.75%, 9/02/23	United States	50,000	48,452
Chemicals 0.8%
LYB International Finance B.V., 4.00%, 7/15/23	Netherlands	28,000	27,793
Diversified Financial Services 5.5%
American Express Co., 5.21%, 8/03/23	United States	150,000	150,075
Capital One Financial Corp., 2.60%, 5/11/23	United States	50,000	49,601
			199,676
Electric Utilities 1.3%
[a] Vistra Operations Co. LLC, senior secured note, first lien, 144A, 3.55%, 7/15/24	United States	50,000	47,984
Entertainment 1.3%
[a] Warnermedia Holdings Inc., 144A, 3.428%, 3/15/24	United States	50,000	48,562
Healthcare-Products 2.6%
Thermo Fisher Scientific Inc., 0.797%, 10/18/23	United States	100,000	96,811
Insurance 2.6%
[a] Brighthouse Financial Global Funding, secured note, Secured, 144A, 1.20%, 12/15/23	United States	100,000	95,859
Internet 2.7%
eBay Inc., senior note, 5.285%, 1/30/23	United States	100,000	100,017
Miscellaneous Manufacturing 4.0%
General Electric Co., 5.769% to 9/16/18, FRN thereafter, 3/15/23	United States	50,000	50,005
Parker-Hannifin Corp., Sr. Unsecured, 3.65%, 6/15/24	United States	100,000	97,902
			147,907
Pipelines 2.7%
Energy Transfer LP, 3.60%, 2/01/23	United States	50,000	49,906
[a] Kinder Morgan Inc., 144A, 5.625%, 11/15/23	United States	50,000	50,041
			99,947
Retail 1.3%
Walgreens Boots Alliance Inc., Sr. Unsecured, 0.95%, 11/17/23	United States	50,000	48,136

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2022 (unaudited) (continued)

Telecommunications 5.5%
AT&T Inc., 5.915%, 6/12/24	United States	100,000	100,737
Verizon Communications Inc., 5.706% to 2/15/23, FRN, 5/15/25	United States	100,000	100,846
			201,583
Transportation 2.7%
[a] Penske Truck Leasing Co. LP / PTL Finance Corp., senior note, 144A, 2.70%, 3/14/23	United States	100,000	99,475
Total Corporate Bonds & Notes (Cost $2,780,791)			2,753,669
Asset-Backed Securities 5.5%
Citibank Credit Card Issuance Trust, Series 2017-A5, A5, 4.981%, 4/22/26	United States	100,000	100,069
Discover Card Execution Note Trust, Series 2017-A5, A5, 4.918%, 12/15/26	United States	100,000	100,049
Total Asset-Backed Securities (Cost $200,922)			200,118
Total Investments before Short-Term Investments (Cost $2,981,713)			2,953,787

Short-Term Investments 18.9%
Money Market Funds 18.9%
United States 18.9%
[b,c] Institutional Fiduciary Trust Portfolio, 3.84%	United States	693,811	693,811
Total Short-Term Investments (Cost $693,811)			693,811
Total Investments (Cost $3,675,524) 99.4%			3,647,598
Other Assets, less Liabilities 0.6%			21,350
Net Assets 100.0%			$3,668,948

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2022, the value of was $441,700, representing 12.0% of net assets.
bSee Note 3 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

Abbreviations

Selected Portfolio

FRN – Floating Rate Note

Franklin Templeton ETF Trust

Notes to Schedules of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-seven separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Systematic Style Premia ETF’s Schedule of Investments have been consolidated and include the accounts of the Fund, Franklin Systematic Style Premia ETF, and the FLSP Holdings Corporation (Cayman Blocker). All intercompany transactions and Franklin Systematic Style Premia ETF’s investments in their FLSP Holdings Corporation (Cayman Blocker) are limited to 25% of consolidated assets. Each of the Funds are an exchange traded fund (ETF). The Funds seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index, with the exception of Franklin High Yield Corporate ETF, Franklin Dynamic Municipal Bond ETF, Franklin International Aggregate Bond ETF, Franklin Investment Grade Corporate ETF, Franklin Municipal Green Bond ETF, Franklin Senior Loan ETF, Franklin Systematic Style Premia ETF, Franklin U.S. Core Bond ETF, Franklin U.S. Low Volatility ETF, Franklin U.S. Treasury Bond ETF, Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF, Franklin Intelligent Machines ETF and Franklin Ultra Short Bond ETF, which are actively managed, thus they are not designed to track an index. The reorganization of mutual fund BrandywineGLOBAL-Dynamic US Large Cap Value Fund into BrandywineGLOBAL-Dynamic US Large Cap Value ETF was effective after the market close on October 28, 2022. Effective December 14, 2022, the Trust began offering shares of ClearBridge Sustainable Infrastructure ETF. Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC).

The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the date that the values of the foreign debt securities are determined, for all funds except the Franklin High Yield Corporate ETF, Franklin International Aggregate Bond ETF, Franklin Investment Grade Corporate ETF , Franklin Senior Loan ETF and Franklin U.S. Treasury Bond ETF which uses the foreign exchange rate in effect at 4 p.m. Eastern time.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended December 31, 2022, investments in affiliated management investment companies were as follows:

Number
				Net Change in		of Shares
	Value at			Unrealized	Value at	Held at
	Beginning			Realized Appreciation	End of	End of Investment
	of Period	Purchases	Sales	Gain (Loss) (Depreciation)	Period	Period	Income

Franklin Exponential
Data ETF
Non-Controlled							Dividend
Affiliates							Income

Number
					Net Change in		of Shares
	Value at				Unrealized	Value at	Held at
	Beginning			Realized	Appreciation	End of	End of Investment
	of Period	Purchases	Sales	Gain (Loss) (Depreciation)		Period	Period	Income
Institutional Fiduciary
Trust Money Market
Portfolio 3.84%	$591	$216,744	$(191,999)	$—	$—	$25,336	25,336	$—

Franklin FTSE
Japan ETF
Non-Controlled								Dividend
Affiliates								Income
Institutional Fiduciary
Trust Money Market
Portfolio 3.84%	$251,746	$16,607,402	$(16,652,107)	$—	$—	$207,041	207,041	$—

Franklin FTSE Japan
Hedged ETF
Non-Controlled								Dividend
Affiliates								Income

Institutional Fiduciary
Trust Money Market
Portfolio 3.84%	$695,758	$9,287,041	$(9,982,799)	$—	$—	$—	—	$—

Franklin FTSE United								Income
Kingdom ETF								from
Non-Controlled								Securities
Affiliates								loaned
Institutional Fiduciary
Trust Money Market
Portfolio 3.84%	$620,830	$9,083,611	$(9,407,116)	$—	$—	$297,325	297,325	$3,554

Franklin U.S. Core
Bond ETF
Non-Controlled								Dividend
Affiliates								Income
Institutional Fiduciary
Trust Money Market
Portfolio 3.84%	$48,548,641	$481,226,828	$(512,217,721)	$—	$—	$17,557,747	17,557,747	$—

Franklin U.S. Equity								Income
Index ETF								from
Non-Controlled								Securities
Affiliates								loaned
Institutional Fiduciary
Trust Money Market
Portfolio 3.84%	$—	$695,343	$(331,344)	$—	$—	$363,999	363,999	$—

Franklin U.S. Mid Cap								Income
Multifactor Index ETF								from
Non-Controlled								Securities
Affiliates								loaned
Institutional Fiduciary
Trust Money Market
Portfolio 3.84%	$10,850	$1,354,473	$(1,365,323)	$—	$—	$—	—	$11

Franklin U.S. Small Cap								Income
Multifactor Index ETF								from
Non-Controlled								Securities
Affiliates								loaned
Institutional Fiduciary
Trust Money Market
Portfolio 3.84%	$113,498	$427,785	$(541,283)	$—	$—	$—	—	$—

Number
					Net Change in		of Shares
	Value at				Unrealized	Value at	Held at
	Beginning			Realized	Appreciation	End of	End of Investment
	of Period	Purchases	Sales	Gain (Loss) (Depreciation)		Period	Period	Income

Franklin U.S. Treasury
Bond ETF
Non-Controlled								Dividend
Affiliates								Income

Institutional Fiduciary
Trust Money Market
Portfolio 3.84%	$4,633,381	$154,197,049	$(153,471,722)	$—	$—	$5,358,708	5,358,708	$ —

Franklin Ultra Short
Bond ETF
Non-Controlled								Dividend
Affiliates								Income
Institutional Fiduciary
Trust Money Market
Portfolio 3.84%	$81,009	$5,867,229	$(5,254,427)	$—	$—	$693,811	693,811	$ —

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of December 31, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
BrandywineGLOBAL-Dynamic US Large Cap Value ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$154,912,516	$—	$—	$154,912,516
Short-Term Investments	2,583,153	—	—	2,583,153
Total Investments in Securities	$157,495,669	$—	$—	$157,495,669

ClearBridge Sustainable Infrastructure ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,269,766	$—	$—	$2,269,766

Franklin Disruptive Commerce ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$8,140,607	$—	$—	$8,140,607

Franklin Dynamic Municipal Bond ETF
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$90,914,832	$—	$90,914,832

	Level 1	Level 2		Level 3	Total

Franklin Emerging Market Core Dividend Tilt Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$11,322,161	$2,666		$6,050	$11,330,877
Liabilities:
Other Financial Instruments:
Futures Contracts	$562	$—		$—	$562

Franklin Exponential Data ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,217,375	$—		$—	$2,217,375
Short-Term Investments	25,336	—		—	25,336
Total Investments in Securities	$2,242,711	$—		$—	$2,242,711

Franklin FTSE Asia ex Japan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$28,820,556	$4,273		$11,331	$28,836,160

Franklin FTSE Australia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$29,926,190	$—		$—	$29,926,190
Liabilities:
Other Financial Instruments:
Futures Contracts	$5,021	$—		$—	$5,021

Franklin FTSE Brazil ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$307,721,550	$—		$—	$307,721,550
Other Financial Instruments:
Futures Contracts	$23,356	$—		$—	$23,356

Franklin FTSE Canada ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$238,112,528	$—		$—	$238,112,528
Liabilities:
Other Financial Instruments:
Futures Contracts	$23,805	$—		$—	$23,805

Franklin FTSE China ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$105,215,991	$18,782		$99,347	$105,334,120
Other Financial Instruments:
Futures Contracts	$435	$—		$—	$435

Franklin FTSE Europe ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$42,654,317	$—	$	—[c]	$42,654,317
Liabilities:
Other Financial Instruments:
Futures Contracts	$11,671	$—		$—	$11,671

Franklin FTSE Europe Hedged ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$12,872,251	$—	$	—[c]	$12,872,251
Other Financial Instruments:
Forward Exchange Contracts	$—	$13,676		$—	$13,676

	Level 1	Level 2	Level 3	Total

Franklin FTSE Europe Hedged ETF
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$419,221	$—	$419,221
Futures Contracts	664	—	—	664
Total Other Financial Instruments	$664	$419,221	$—	$419,885

Franklin FTSE France ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$5,297,116	$—	$—	$5,297,116

Franklin FTSE Germany ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$15,403,462	$—	$—	$15,403,462

Franklin FTSE Hong Kong ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$15,119,098	$—	$—	$15,119,098
Other Financial Instruments:
Futures Contracts	$615	$—	$—	$615

Franklin FTSE India ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$64,749,292	$28,976	$—	$64,778,268
Other Financial Instruments:
Futures Contracts	$966	$—	$—	$966

Franklin FTSE Italy ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$3,298,358	$—	$—	$3,298,358

Franklin FTSE Japan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$868,422,565	$—	$—	$868,422,565
Short-Term Investments	207,041	—	—	207,041
Total Investments in Securities	$868,629,606	$—	$—	$868,629,606

Liabilities:
Other Financial Instruments:
Futures Contracts	$85,359	$—	$—	$85,359

Franklin FTSE Japan Hedged ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$24,600,435	$—	$—	$24,600,435
Short-Term Investments	217,505	—	—	217,505
Total Investments in Securities	$24,817,940	$—	$—	$24,817,940
Other Financial Instruments:
Forward Exchange Contracts	$—	$205,644	$—	$205,644
Futures Contracts	57	—	—	57
Total Other Financial Instruments	$57	$205,644	$—	$205,701

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$1,708,762	$—	$1,708,762

	Level 1	Level 2		Level 3	Total

Franklin FTSE Latin America ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$60,179,149	$—		$—	$60,179,149
Other Financial Instruments:
Futures Contracts	$3,395	$—		$—	$3,395

Franklin FTSE Mexico ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$10,998,590	$—		$—	$10,998,590

Franklin FTSE Russia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$—	$—	$	—[c]	$—

Franklin FTSE Saudi Arabia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$5,011,878	$—		$—	$5,011,878

Franklin FTSE South Africa ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$3,412,621	$—		$—	$3,412,621

Franklin FTSE South Korea ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$122,558,381	$—		$—	$122,558,381
Liabilities:
Other Financial Instruments:
Futures Contracts	$52,402	$—		$—	$52,402

Franklin FTSE Switzerland ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$51,638,476	$—		$—	$51,638,476
Liabilities:
Other Financial Instruments:
Futures Contracts	$18,945	$—		$—	$18,945

Franklin FTSE Taiwan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$49,152,431	$—		$—	$49,152,431

Franklin FTSE United Kingdom ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$493,571,631	$—	$	—[c]	$493,571,631
Short-Term Investments	645,155	—		—	645,155
Total Investments in Securities	$494,216,786	$—		$—	$494,216,786
Other Financial Instruments:
Futures Contracts	$3,456	$—		$—	$3,456

Franklin Genomic Advancements ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$10,423,891	$—		$—	$10,423,891

	Level 1	Level 2	Level 3	Total

Franklin High Yield Corporate ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$178,969,933	$—	$178,969,933
Senior Floating Rate Interests	—	7,959,284	—	7,959,284
U.S. Government & Agency Securities	—	6,105,000	—	6,105,000
Total Investments in Securities	$—	$193,034,217	$—	$193,034,217

Franklin Intelligent Machines ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$7,200,752	$—	$—	$7,200,752

Franklin International Aggregate Bond ETF
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$171,738,408	$—	$171,738,408
Corporate Bonds & Notes	—	9,142,660	—	9,142,660
Total Investments in Securities	$—	$180,881,068	$—	$180,881,068
Other Financial Instruments:
Forward Exchange Contracts	$—	$433,792	$—	$433,792
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$13,341,266	$—	$13,341,266

Franklin International Core Dividend Tilt Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$111,334,743	$—	$—	$111,334,743
Liabilities:
Other Financial Instruments:
Futures Contracts	$1,536	$—	$—	$1,536

Franklin Investment Grade Corporate ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$598,007,060	$—	$598,007,060
Discount Note	—	1,929,527	—	1,929,527
U.S. Government & Agency Securities	—	15,245,000	—	15,245,000
Total Investments in Securities	$—	$615,181,587	$—	$615,181,587
Other Financial Instruments:
Futures Contracts	$172,238	$—	$—	$172,238

Franklin Municipal Green Bond ETF
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$106,885,361	$—	$106,885,361

Franklin Senior Loan ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$7,664,242	$—	$7,664,242
Senior Floating Rate Interests	—	187,785,882	—	187,785,882
Asset-Backed Securities	—	1,837,605	—	1,837,605
U.S. Government & Agency Securities	—	5,795,000	—	5,795,000
Total Investments in Securities	$—	$203,082,729	$—	$203,082,729

Franklin Systematic Style Premia ETF
Assets:
Investments in Securities:[a]
Discount Note	$—	$26,815,827	$—	$26,815,827
Equity Investments[b]	49,607,544	—	—	49,607,544
Total Investments in Securities	$49,607,544	$26,815,827	$—	$76,423,371

	Level 1	Level 2		Level 3	Total

Franklin Systematic Style Premia ETF
Other Financial Instruments:
Forward Exchange Contracts	$—	$221,637		$—	$221,637
Futures Contracts	1,519,756	—		—	1,519,756
Total Return Swap Contracts	—	748,091		—	748,091
Total Other Financial Instruments	$1,519,756	$969,728		$—	$2,489,484

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$210,950		$—	$210,950
Futures Contracts	1,595,630	—		—	1,595,630
Total Other Financial Instruments	$1,595,630	$210,950		$—	$1,806,580

Franklin U.S. Core Bond ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$341,825,670		$—	$341,825,670
Municipal Bonds	—	44,485,180		—	44,485,180
Mortgage-Backed Securities	—	317,434,913		—	317,434,913
Foreign Government and Agency Securities	—	18,410,426		—	18,410,426
Asset-Backed Securities	—	41,758,238		—	41,758,238
U.S. Government & Agency Securities	—	656,077,396		—	656,077,396
Short-Term Investments	17,557,747	—		—	17,557,747
Total Investments in Securities	$17,557,747	$1,419,991,823		$—	$1,437,549,570

Liabilities:
Other Financial Instruments:
Futures Contracts	$28,808	$—		$—	$28,808
Credit Default Swap Contracts	—	8,208		—	8,208
Total Other Financial Instruments	$28,808	$8,208		$—	$37,016

Franklin U.S. Core Dividend Tilt Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$27,011,275	$—	$	—[c]	$27,011,275
Liabilities:
Other Financial Instruments:
Futures Contracts	$2,167	$—		$—	$2,167

Franklin U.S. Equity Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$600,485,082	$—		$206	$600,485,288
Short-Term Investments	363,999	—		—	363,999
Total Investments in Securities	$600,849,081	$—		$206	$600,849,287

Liabilities:
Other Financial Instruments:
Futures Contracts	$21,637	$—		$—	$21,637

Franklin U.S. Large Cap Multifactor Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$903,920,968	$—		$—	$903,920,968
Liabilities:
Other Financial Instruments:
Futures Contracts	$16,228	$—		$—	$16,228

	Level 1	Level 2	Level 3	Total

Franklin U.S. Low Volatility ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$139,732,742	$—	$—	$139,732,742
U.S. Government & Agency Securities	—	1,060,000	—	1,060,000
Total Investments in Securities	$139,732,742	$1,060,000	$—	$140,792,742

Franklin U.S. Mid Cap Multifactor Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$126,246,803	$—	$—	$126,246,803
Liabilities:
Other Financial Instruments:
Futures Contracts	$8,842	$—	$—	$8,842

Franklin U.S. Small Cap Multifactor Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$14,707,728	$—	$—	$14,707,728

Franklin U.S. Treasury Bond ETF
Assets:
Investments in Securities:[a]
U.S. Government & Agency Securities	$—	$389,492,489	$—	$389,492,489
Short-Term Investments	5,358,708	—	—	5,358,708
Total Investments in Securities	$5,358,708	$389,492,489	$—	$394,851,197

Franklin Ultra Short Bond ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$2,753,669	$—	$2,753,669
Asset-Backed Securities	—	200,118	—	200,118
Short-Term Investments	693,811	—	—	693,811
Total Investments in Securities	$693,811	$2,953,787	$—	$3,647,598

aFor detailed categories, see the accompanying Schedules of Investments.
bIncludes common and convertible preferred stocks, warrants, as well as other equity investments.
cIncludes securities determined to have no value at December 31, 2022.

5. SECURITIES LENDING

Certain or all Funds participate in an agency based securities lending program to earn additional income.
The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower.

6. TOTAL RETURN SWAPS

Franklin Systematic Style Premia ETF entered into OTC MSFTLSSP total return swap contracts primarily to gain exposure to the credit and other market risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

7. INVESTMENTS IN FLSP HOLDINGS CORPORATION

Franklin Systematic Style Premia ETF, (the “Fund”), invests in certain financial instruments and commodities/or commodity-linked derivative investments. The FLSP Holdings Corporation is a Cayman

Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and/or commodity-linked derivative investments consistent with the investment objective of the Fund. At December 31, 2022, the Franklin Systematic Style Premia ETF
investment(s) FLSP Holdings Corporation is reflected in the Fund’s Consolidated Statement of Investments.
At December 31, 2022, the net assets of the FLSP Holdings Corporation were $ 2,504,197 representing
2.70% of the Fund’s consolidated net assets. The Fund’s investment(s) in the FLSP Holdings Corporation is limited to 25% of consolidated assets.